UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07589
The Hartford Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605
Registrant's telephone number, including area code:
(610) 386-4068
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.
(a) The Annual Shareholder Reports for each of The Hartford Capital Appreciation Fund, Hartford Core Equity Fund, The Hartford Dividend and Growth Fund, The Hartford Equity Income Fund, The Hartford Healthcare Fund, The Hartford MidCap Fund, The Hartford MidCap Value Fund, Hartford Small Cap Value Fund, The Hartford Small Company Fund, The Hartford Balanced Income Fund, The Hartford Checks and Balances Fund, The Hartford Conservative Allocation Fund, Hartford Moderate Allocation Fund, Hartford Moderately Aggressive Allocation Fund, Hartford Multi-Asset Income Fund and Hartford Real Asset Fund are filed herewith.
Annual Shareholder Report
October 31, 2025
The Hartford Capital Appreciation Fund
Class A/ITHAX
This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111*	1.04%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2025, driven by strong corporate earnings, robust consumer spending, and significant gains in mega-cap technology stocks. Market optimism was further supported by easing tariffs and improved risk sentiment. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, modestly contributed to relative performance during the period due to the Fund’s underweight allocations to the Healthcare and Consumer Staples sectors, along with an overweight allocation to the Communication Services sector.
  Security selection within the Communication Services and Utilities sectors contributed positively to relative performance.
  The Fund’s exposure to stocks that are more actively traded contributed to relative results.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), Alphabet (Communication Services), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Consumer Discretionary, Financials, and Information Technology sectors.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), as well as overweight positions in UnitedHealth (Healthcare) and FMC (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class A
$9,450 starting value
$26,269 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value
S&P 500 Index
$10,000 starting value
$39,196 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	6.88%	10.65%	10.14%
Class A (without 5.50% maximum front-end sales charge)	13.10%	11.91%	10.76%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$6,270,148,014
Total number of portfolio holdings (excluding derivatives, if any)	149
Total investment management fees paid	$40,618,296
Portfolio turnover rate	94%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	35.5%
Financials	13.5%
Consumer Discretionary	12.7%
Communication Services	10.9%
Industrials	7.5%
Health Care	7.0%
Consumer Staples	3.2%
Materials	3.1%
Energy	2.1%
Real Estate	1.8%
Utilities	1.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITHAX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Capital Appreciation Fund
Class C/HCACX
This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$196*	1.85%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2025, driven by strong corporate earnings, robust consumer spending, and significant gains in mega-cap technology stocks. Market optimism was further supported by easing tariffs and improved risk sentiment. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, modestly contributed to relative performance during the period due to the Fund’s underweight allocations to the Healthcare and Consumer Staples sectors, along with an overweight allocation to the Communication Services sector.
  Security selection within the Communication Services and Utilities sectors contributed positively to relative performance.
  The Fund’s exposure to stocks that are more actively traded contributed to relative results.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), Alphabet (Communication Services), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Consumer Discretionary, Financials, and Information Technology sectors.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), as well as overweight positions in UnitedHealth (Healthcare) and FMC (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class C
$10,000 starting value
$25,742 ending value
S&P 500 Index
$10,000 starting value
$39,196 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	11.18%	11.02%	9.92%
Class C (without 1.00% contingent deferred sales charge)	12.18%	11.02%	9.92%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$6,270,148,014
Total number of portfolio holdings (excluding derivatives, if any)	149
Total investment management fees paid	$40,618,296
Portfolio turnover rate	94%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	35.5%
Financials	13.5%
Consumer Discretionary	12.7%
Communication Services	10.9%
Industrials	7.5%
Health Care	7.0%
Consumer Staples	3.2%
Materials	3.1%
Energy	2.1%
Real Estate	1.8%
Utilities	1.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCACX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Capital Appreciation Fund
Class I/ITHIX
This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84*	0.79%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2025, driven by strong corporate earnings, robust consumer spending, and significant gains in mega-cap technology stocks. Market optimism was further supported by easing tariffs and improved risk sentiment. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, modestly contributed to relative performance during the period due to the Fund’s underweight allocations to the Healthcare and Consumer Staples sectors, along with an overweight allocation to the Communication Services sector.
  Security selection within the Communication Services and Utilities sectors contributed positively to relative performance.
  The Fund’s exposure to stocks that are more actively traded contributed to relative results.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), Alphabet (Communication Services), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Consumer Discretionary, Financials, and Information Technology sectors.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), as well as overweight positions in UnitedHealth (Healthcare) and FMC (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class I
$10,000 starting value
$28,566 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value
S&P 500 Index
$10,000 starting value
$39,196 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	13.39%	12.20%	11.07%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$6,270,148,014
Total number of portfolio holdings (excluding derivatives, if any)	149
Total investment management fees paid	$40,618,296
Portfolio turnover rate	94%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	35.5%
Financials	13.5%
Consumer Discretionary	12.7%
Communication Services	10.9%
Industrials	7.5%
Health Care	7.0%
Consumer Staples	3.2%
Materials	3.1%
Energy	2.1%
Real Estate	1.8%
Utilities	1.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITHIX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Capital Appreciation Fund
Class R3/ITHRX
This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$150*	1.41%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2025, driven by strong corporate earnings, robust consumer spending, and significant gains in mega-cap technology stocks. Market optimism was further supported by easing tariffs and improved risk sentiment. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, modestly contributed to relative performance during the period due to the Fund’s underweight allocations to the Healthcare and Consumer Staples sectors, along with an overweight allocation to the Communication Services sector.
  Security selection within the Communication Services and Utilities sectors contributed positively to relative performance.
  The Fund’s exposure to stocks that are more actively traded contributed to relative results.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), Alphabet (Communication Services), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Consumer Discretionary, Financials, and Information Technology sectors.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), as well as overweight positions in UnitedHealth (Healthcare) and FMC (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R3
$10,000 starting value
$26,842 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value
S&P 500 Index
$10,000 starting value
$39,196 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	12.68%	11.50%	10.38%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$6,270,148,014
Total number of portfolio holdings (excluding derivatives, if any)	149
Total investment management fees paid	$40,618,296
Portfolio turnover rate	94%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	35.5%
Financials	13.5%
Consumer Discretionary	12.7%
Communication Services	10.9%
Industrials	7.5%
Health Care	7.0%
Consumer Staples	3.2%
Materials	3.1%
Energy	2.1%
Real Estate	1.8%
Utilities	1.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITHRX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Capital Appreciation Fund
Class R4/ITHSX
This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$117*	1.10%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2025, driven by strong corporate earnings, robust consumer spending, and significant gains in mega-cap technology stocks. Market optimism was further supported by easing tariffs and improved risk sentiment. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, modestly contributed to relative performance during the period due to the Fund’s underweight allocations to the Healthcare and Consumer Staples sectors, along with an overweight allocation to the Communication Services sector.
  Security selection within the Communication Services and Utilities sectors contributed positively to relative performance.
  The Fund’s exposure to stocks that are more actively traded contributed to relative results.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), Alphabet (Communication Services), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Consumer Discretionary, Financials, and Information Technology sectors.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), as well as overweight positions in UnitedHealth (Healthcare) and FMC (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R4
$10,000 starting value
$27,685 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value
S&P 500 Index
$10,000 starting value
$39,196 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	13.02%	11.84%	10.72%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$6,270,148,014
Total number of portfolio holdings (excluding derivatives, if any)	149
Total investment management fees paid	$40,618,296
Portfolio turnover rate	94%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	35.5%
Financials	13.5%
Consumer Discretionary	12.7%
Communication Services	10.9%
Industrials	7.5%
Health Care	7.0%
Consumer Staples	3.2%
Materials	3.1%
Energy	2.1%
Real Estate	1.8%
Utilities	1.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITHSX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Capital Appreciation Fund
Class R5/ITHTX
This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$85*	0.80%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2025, driven by strong corporate earnings, robust consumer spending, and significant gains in mega-cap technology stocks. Market optimism was further supported by easing tariffs and improved risk sentiment. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, modestly contributed to relative performance during the period due to the Fund’s underweight allocations to the Healthcare and Consumer Staples sectors, along with an overweight allocation to the Communication Services sector.
  Security selection within the Communication Services and Utilities sectors contributed positively to relative performance.
  The Fund’s exposure to stocks that are more actively traded contributed to relative results.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), Alphabet (Communication Services), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Consumer Discretionary, Financials, and Information Technology sectors.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), as well as overweight positions in UnitedHealth (Healthcare) and FMC (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R5
$10,000 starting value
$28,528 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value
S&P 500 Index
$10,000 starting value
$39,196 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	13.37%	12.18%	11.05%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$6,270,148,014
Total number of portfolio holdings (excluding derivatives, if any)	149
Total investment management fees paid	$40,618,296
Portfolio turnover rate	94%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	35.5%
Financials	13.5%
Consumer Discretionary	12.7%
Communication Services	10.9%
Industrials	7.5%
Health Care	7.0%
Consumer Staples	3.2%
Materials	3.1%
Energy	2.1%
Real Estate	1.8%
Utilities	1.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITHTX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Capital Appreciation Fund
Class R6/ITHVX
This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$75*	0.70%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2025, driven by strong corporate earnings, robust consumer spending, and significant gains in mega-cap technology stocks. Market optimism was further supported by easing tariffs and improved risk sentiment. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, modestly contributed to relative performance during the period due to the Fund’s underweight allocations to the Healthcare and Consumer Staples sectors, along with an overweight allocation to the Communication Services sector.
  Security selection within the Communication Services and Utilities sectors contributed positively to relative performance.
  The Fund’s exposure to stocks that are more actively traded contributed to relative results.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), Alphabet (Communication Services), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Consumer Discretionary, Financials, and Information Technology sectors.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), as well as overweight positions in UnitedHealth (Healthcare) and FMC (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R6
$10,000 starting value
$28,815 ending value

Russell 3000 Index
$10,000 starting value
$37,343 ending value

S&P 500 Index
$10,000 starting value
$39,196 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	13.47%	12.29%	11.16%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$6,270,148,014
Total number of portfolio holdings (excluding derivatives, if any)	149
Total investment management fees paid	$40,618,296
Portfolio turnover rate	94%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	35.5%
Financials	13.5%
Consumer Discretionary	12.7%
Communication Services	10.9%
Industrials	7.5%
Health Care	7.0%
Consumer Staples	3.2%
Materials	3.1%
Energy	2.1%
Real Estate	1.8%
Utilities	1.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITHVX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Capital Appreciation Fund
Class Y/HCAYX
This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$85*	0.80%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2025, driven by strong corporate earnings, robust consumer spending, and significant gains in mega-cap technology stocks. Market optimism was further supported by easing tariffs and improved risk sentiment. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, modestly contributed to relative performance during the period due to the Fund’s underweight allocations to the Healthcare and Consumer Staples sectors, along with an overweight allocation to the Communication Services sector.
  Security selection within the Communication Services and Utilities sectors contributed positively to relative performance.
  The Fund’s exposure to stocks that are more actively traded contributed to relative results.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), Alphabet (Communication Services), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Consumer Discretionary, Financials, and Information Technology sectors.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), as well as overweight positions in UnitedHealth (Healthcare) and FMC (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$1,000,000
$800,000
$600,000
$400,000
$200,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class Y
$250,000 starting value
$715,878 ending value

Russell 3000 Index
$250,000 starting value
$933,573 ending value

S&P 500 Index
$250,000 starting value
$979,893 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	13.36%	12.18%	11.09%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$6,270,148,014
Total number of portfolio holdings (excluding derivatives, if any)	149
Total investment management fees paid	$40,618,296
Portfolio turnover rate	94%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	35.5%
Financials	13.5%
Consumer Discretionary	12.7%
Communication Services	10.9%
Industrials	7.5%
Health Care	7.0%
Consumer Staples	3.2%
Materials	3.1%
Energy	2.1%
Real Estate	1.8%
Utilities	1.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCAYX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Capital Appreciation Fund
Class F/HCAFX
This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$75*	0.70%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2025, driven by strong corporate earnings, robust consumer spending, and significant gains in mega-cap technology stocks. Market optimism was further supported by easing tariffs and improved risk sentiment. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, modestly contributed to relative performance during the period due to the Fund’s underweight allocations to the Healthcare and Consumer Staples sectors, along with an overweight allocation to the Communication Services sector.
  Security selection within the Communication Services and Utilities sectors contributed positively to relative performance.
  The Fund’s exposure to stocks that are more actively traded contributed to relative results.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), Alphabet (Communication Services), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Consumer Discretionary, Financials, and Information Technology sectors.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), as well as overweight positions in UnitedHealth (Healthcare) and FMC (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class F
$1,000,000 starting value
$2,878,530 ending value
S&P 500 Index
$1,000,000 starting value
$3,919,570 ending value
Russell 3000 Index
$1,000,000 starting value
$3,734,291 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	13.48%	12.30%	11.15%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$6,270,148,014
Total number of portfolio holdings (excluding derivatives, if any)	149
Total investment management fees paid	$40,618,296
Portfolio turnover rate	94%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	35.5%
Financials	13.5%
Consumer Discretionary	12.7%
Communication Services	10.9%
Industrials	7.5%
Health Care	7.0%
Consumer Staples	3.2%
Materials	3.1%
Energy	2.1%
Real Estate	1.8%
Utilities	1.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCAFX_1025
Annual Shareholder Report
October 31, 2025
Hartford Core Equity Fund
Class A/HAIAX
This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.70%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Industrials, Financials, and Communication Services sectors contributed positively to performance.
  An underweight allocation to Energy and an overweight to Health Care contributed to relative performance.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), KLA (Information Technology), and GE Vernova (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology, Consumer Discretionary, and Consumer Staples sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance due to an underweight allocation to Information Technology and overweight allocations to Consumer Staples and Real Estate.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), not owning Palantir Technologies (Information Technology), and an overweight position in UnitedHealth Group (Health Care). The Fund eliminated UnitedHealth Group at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	11.48%	13.53%	12.55%
Class A (without 5.50% maximum front-end sales charge)	17.97%	14.82%	13.18%
S&P 500 Index	21.45%	17.64%	14.64%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$11,724,118,355
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$35,593,555
Portfolio turnover rate	39%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	34.0%
Financials	12.7%
Communication Services	11.0%
Consumer Discretionary	10.3%
Industrials	9.4%
Health Care	7.5%
Consumer Staples	5.1%
Energy	2.5%
Utilities	2.5%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHAIAX_1025
Annual Shareholder Report
October 31, 2025
Hartford Core Equity Fund
Class C/HGICX
This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$158	1.46%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Industrials, Financials, and Communication Services sectors contributed positively to performance.
  An underweight allocation to Energy and an overweight to Health Care contributed to relative performance.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), KLA (Information Technology), and GE Vernova (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology, Consumer Discretionary, and Consumer Staples sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance due to an underweight allocation to Information Technology and overweight allocations to Consumer Staples and Real Estate.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), not owning Palantir Technologies (Information Technology), and an overweight position in UnitedHealth Group (Health Care). The Fund eliminated UnitedHealth Group at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	16.06%	13.96%	12.34%
Class C (without 1.00% contingent deferred sales charge)	17.06%	13.96%	12.34%
S&P 500 Index	21.45%	17.64%	14.64%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$11,724,118,355
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$35,593,555
Portfolio turnover rate	39%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	34.0%
Financials	12.7%
Communication Services	11.0%
Consumer Discretionary	10.3%
Industrials	9.4%
Health Care	7.5%
Consumer Staples	5.1%
Energy	2.5%
Utilities	2.5%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGICX_1025
Annual Shareholder Report
October 31, 2025
Hartford Core Equity Fund
Class I/HGIIX
This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.46%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Industrials, Financials, and Communication Services sectors contributed positively to performance.
  An underweight allocation to Energy and an overweight to Health Care contributed to relative performance.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), KLA (Information Technology), and GE Vernova (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology, Consumer Discretionary, and Consumer Staples sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance due to an underweight allocation to Information Technology and overweight allocations to Consumer Staples and Real Estate.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), not owning Palantir Technologies (Information Technology), and an overweight position in UnitedHealth Group (Health Care). The Fund eliminated UnitedHealth Group at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	18.25%	15.10%	13.47%
S&P 500 Index	21.45%	17.64%	14.64%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$11,724,118,355
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$35,593,555
Portfolio turnover rate	39%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	34.0%
Financials	12.7%
Communication Services	11.0%
Consumer Discretionary	10.3%
Industrials	9.4%
Health Care	7.5%
Consumer Staples	5.1%
Energy	2.5%
Utilities	2.5%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the contractual limit related to the transfer agency fee for the Fund’s Class I was changed to 0.093% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGIIX_1025
Annual Shareholder Report
October 31, 2025
Hartford Core Equity Fund
Class R3/HGIRX
This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$117	1.08%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Industrials, Financials, and Communication Services sectors contributed positively to performance.
  An underweight allocation to Energy and an overweight to Health Care contributed to relative performance.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), KLA (Information Technology), and GE Vernova (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology, Consumer Discretionary, and Consumer Staples sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance due to an underweight allocation to Information Technology and overweight allocations to Consumer Staples and Real Estate.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), not owning Palantir Technologies (Information Technology), and an overweight position in UnitedHealth Group (Health Care). The Fund eliminated UnitedHealth Group at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	17.52%	14.39%	12.78%
S&P 500 Index	21.45%	17.64%	14.64%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$11,724,118,355
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$35,593,555
Portfolio turnover rate	39%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	34.0%
Financials	12.7%
Communication Services	11.0%
Consumer Discretionary	10.3%
Industrials	9.4%
Health Care	7.5%
Consumer Staples	5.1%
Energy	2.5%
Utilities	2.5%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGIRX_1025
Annual Shareholder Report
October 31, 2025
Hartford Core Equity Fund
Class R4/HGISX
This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$80	0.73%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Industrials, Financials, and Communication Services sectors contributed positively to performance.
  An underweight allocation to Energy and an overweight to Health Care contributed to relative performance.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), KLA (Information Technology), and GE Vernova (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology, Consumer Discretionary, and Consumer Staples sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance due to an underweight allocation to Information Technology and overweight allocations to Consumer Staples and Real Estate.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), not owning Palantir Technologies (Information Technology), and an overweight position in UnitedHealth Group (Health Care). The Fund eliminated UnitedHealth Group at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	17.93%	14.80%	13.16%
S&P 500 Index	21.45%	17.64%	14.64%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$11,724,118,355
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$35,593,555
Portfolio turnover rate	39%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	34.0%
Financials	12.7%
Communication Services	11.0%
Consumer Discretionary	10.3%
Industrials	9.4%
Health Care	7.5%
Consumer Staples	5.1%
Energy	2.5%
Utilities	2.5%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGISX_1025
Annual Shareholder Report
October 31, 2025
Hartford Core Equity Fund
Class R5/HGITX
This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$51	0.47%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Industrials, Financials, and Communication Services sectors contributed positively to performance.
  An underweight allocation to Energy and an overweight to Health Care contributed to relative performance.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), KLA (Information Technology), and GE Vernova (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology, Consumer Discretionary, and Consumer Staples sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance due to an underweight allocation to Information Technology and overweight allocations to Consumer Staples and Real Estate.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), not owning Palantir Technologies (Information Technology), and an overweight position in UnitedHealth Group (Health Care). The Fund eliminated UnitedHealth Group at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	18.24%	15.10%	13.47%
S&P 500 Index	21.45%	17.64%	14.64%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$11,724,118,355
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$35,593,555
Portfolio turnover rate	39%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	34.0%
Financials	12.7%
Communication Services	11.0%
Consumer Discretionary	10.3%
Industrials	9.4%
Health Care	7.5%
Consumer Staples	5.1%
Energy	2.5%
Utilities	2.5%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGITX_1025
Annual Shareholder Report
October 31, 2025
Hartford Core Equity Fund
Class R6/HAITX
This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.36%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Industrials, Financials, and Communication Services sectors contributed positively to performance.
  An underweight allocation to Energy and an overweight to Health Care contributed to relative performance.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), KLA (Information Technology), and GE Vernova (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology, Consumer Discretionary, and Consumer Staples sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance due to an underweight allocation to Information Technology and overweight allocations to Consumer Staples and Real Estate.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), not owning Palantir Technologies (Information Technology), and an overweight position in UnitedHealth Group (Health Care). The Fund eliminated UnitedHealth Group at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	18.37%	15.21%	13.57%
S&P 500 Index	21.45%	17.64%	14.64%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$11,724,118,355
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$35,593,555
Portfolio turnover rate	39%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	34.0%
Financials	12.7%
Communication Services	11.0%
Consumer Discretionary	10.3%
Industrials	9.4%
Health Care	7.5%
Consumer Staples	5.1%
Energy	2.5%
Utilities	2.5%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHAITX_1025
Annual Shareholder Report
October 31, 2025
Hartford Core Equity Fund
Class Y/HGIYX
This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$49	0.45%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Industrials, Financials, and Communication Services sectors contributed positively to performance.
  An underweight allocation to Energy and an overweight to Health Care contributed to relative performance.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), KLA (Information Technology), and GE Vernova (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology, Consumer Discretionary, and Consumer Staples sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance due to an underweight allocation to Information Technology and overweight allocations to Consumer Staples and Real Estate.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), not owning Palantir Technologies (Information Technology), and an overweight position in UnitedHealth Group (Health Care). The Fund eliminated UnitedHealth Group at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	18.26%	15.12%	13.51%
S&P 500 Index	21.45%	17.64%	14.64%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$11,724,118,355
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$35,593,555
Portfolio turnover rate	39%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	34.0%
Financials	12.7%
Communication Services	11.0%
Consumer Discretionary	10.3%
Industrials	9.4%
Health Care	7.5%
Consumer Staples	5.1%
Energy	2.5%
Utilities	2.5%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGIYX_1025
Annual Shareholder Report
October 31, 2025
Hartford Core Equity Fund
Class F/HGIFX
This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$39	0.36%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Industrials, Financials, and Communication Services sectors contributed positively to performance.
  An underweight allocation to Energy and an overweight to Health Care contributed to relative performance.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), KLA (Information Technology), and GE Vernova (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology, Consumer Discretionary, and Consumer Staples sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance due to an underweight allocation to Information Technology and overweight allocations to Consumer Staples and Real Estate.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), not owning Palantir Technologies (Information Technology), and an overweight position in UnitedHealth Group (Health Care). The Fund eliminated UnitedHealth Group at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	18.36%	15.21%	13.56%
S&P 500 Index	21.45%	17.64%	14.64%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$11,724,118,355
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$35,593,555
Portfolio turnover rate	39%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	34.0%
Financials	12.7%
Communication Services	11.0%
Consumer Discretionary	10.3%
Industrials	9.4%
Health Care	7.5%
Consumer Staples	5.1%
Energy	2.5%
Utilities	2.5%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGIFX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Dividend and Growth Fund
Class A/IHGIX
This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102*	0.96%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Financials, Communication Services, and Utilities contributed positively to relative performance.
  Top individual contributors over the period were an overweight position in Micron Technology (Information Technology), and out-of-benchmark positions in Airbus (Industrials) and Vertiv Holdings (Industrials).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary relative detractor during the period due to the Fund’s underweight to Information Technology and overweight allocations to Health Care and Energy.
  Security selection was also a relative detractor during the period driven by weak selection within Information Technology, Materials, and Health Care.
  The largest individual detractors over the period were not owning Nvidia (Information Technology), an overweight position in UnitedHealth Group (Health Care), and an underweight position in Broadcom (Information Technology).

The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class A
$9,450 starting value
$28,015 ending value

S&P 500 Index
$10,000 starting value
$39,196 ending value

Russell 1000 Value Index
$10,000 starting value
$25,863 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	5.47%	13.62%	10.85%
Class A (without 5.50% maximum front-end sales charge)	11.61%	14.91%	11.48%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000 Value Index	11.15%	14.28%	9.97%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$18,232,605,014
Total number of portfolio holdings (excluding derivatives, if any)	70
Total investment management fees paid	$106,683,724
Portfolio turnover rate	69%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.8%
Information Technology	19.2%
Industrials	12.6%
Health Care	12.4%
Communication Services	8.5%
Consumer Staples	6.0%
Energy	5.8%
Utilities	4.7%
Consumer Discretionary	4.2%
Real Estate	3.1%
Materials	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHGIX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Dividend and Growth Fund
Class C/HDGCX
This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183*	1.74%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Financials, Communication Services, and Utilities contributed positively to relative performance.
  Top individual contributors over the period were an overweight position in Micron Technology (Information Technology), and out-of-benchmark positions in Airbus (Industrials) and Vertiv Holdings (Industrials).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary relative detractor during the period due to the Fund’s underweight to Information Technology and overweight allocations to Health Care and Energy.
  Security selection was also a relative detractor during the period driven by weak selection within Information Technology, Materials, and Health Care.
  The largest individual detractors over the period were not owning Nvidia (Information Technology), an overweight position in UnitedHealth Group (Health Care), and an underweight position in Broadcom (Information Technology).

The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class C
$10,000 starting value
$27,457 ending value

S&P 500 Index
$10,000 starting value
$39,196 ending value

Russell 1000 Value Index
$10,000 starting value
$25,863 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	9.74%	14.03%	10.63%
Class C (without 1.00% contingent deferred sales charge)	10.74%	14.03%	10.63%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000 Value Index	11.15%	14.28%	9.97%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$18,232,605,014
Total number of portfolio holdings (excluding derivatives, if any)	70
Total investment management fees paid	$106,683,724
Portfolio turnover rate	69%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.8%
Information Technology	19.2%
Industrials	12.6%
Health Care	12.4%
Communication Services	8.5%
Consumer Staples	6.0%
Energy	5.8%
Utilities	4.7%
Consumer Discretionary	4.2%
Real Estate	3.1%
Materials	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDGCX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Dividend and Growth Fund
Class I/HDGIX
This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77*	0.73%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Financials, Communication Services, and Utilities contributed positively to relative performance.
  Top individual contributors over the period were an overweight position in Micron Technology (Information Technology), and out-of-benchmark positions in Airbus (Industrials) and Vertiv Holdings (Industrials).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary relative detractor during the period due to the Fund’s underweight to Information Technology and overweight allocations to Health Care and Energy.
  Security selection was also a relative detractor during the period driven by weak selection within Information Technology, Materials, and Health Care.
  The largest individual detractors over the period were not owning Nvidia (Information Technology), an overweight position in UnitedHealth Group (Health Care), and an underweight position in Broadcom (Information Technology).

The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class I
$10,000 starting value
$30,379 ending value
S&P 500 Index
$10,000 starting value
$39,196 ending value
Russell 1000 Value Index
$10,000 starting value
$25,863 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	11.85%	15.19%	11.75%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000 Value Index	11.15%	14.28%	9.97%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$18,232,605,014
Total number of portfolio holdings (excluding derivatives, if any)	70
Total investment management fees paid	$106,683,724
Portfolio turnover rate	69%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.8%
Information Technology	19.2%
Industrials	12.6%
Health Care	12.4%
Communication Services	8.5%
Consumer Staples	6.0%
Energy	5.8%
Utilities	4.7%
Consumer Discretionary	4.2%
Real Estate	3.1%
Materials	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Effective February 28, 2025, the contractual limit related to the transfer agency fee for the Fund’s Class I was changed to 0.103% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDGIX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Dividend and Growth Fund
Class R3/HDGRX
This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$141*	1.34%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Financials, Communication Services, and Utilities contributed positively to relative performance.
  Top individual contributors over the period were an overweight position in Micron Technology (Information Technology), and out-of-benchmark positions in Airbus (Industrials) and Vertiv Holdings (Industrials).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary relative detractor during the period due to the Fund’s underweight to Information Technology and overweight allocations to Health Care and Energy.
  Security selection was also a relative detractor during the period driven by weak selection within Information Technology, Materials, and Health Care.
  The largest individual detractors over the period were not owning Nvidia (Information Technology), an overweight position in UnitedHealth Group (Health Care), and an underweight position in Broadcom (Information Technology).

The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R3
$10,000 starting value
$28,590 ending value

S&P 500 Index
$10,000 starting value
$39,196 ending value

Russell 1000 Value Index
$10,000 starting value
$25,863 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	11.19%	14.47%	11.08%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000 Value Index	11.15%	14.28%	9.97%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$18,232,605,014
Total number of portfolio holdings (excluding derivatives, if any)	70
Total investment management fees paid	$106,683,724
Portfolio turnover rate	69%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.8%
Information Technology	19.2%
Industrials	12.6%
Health Care	12.4%
Communication Services	8.5%
Consumer Staples	6.0%
Energy	5.8%
Utilities	4.7%
Consumer Discretionary	4.2%
Real Estate	3.1%
Materials	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDGRX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Dividend and Growth Fund
Class R4/HDGSX
This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$109*	1.03%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Financials, Communication Services, and Utilities contributed positively to relative performance.
  Top individual contributors over the period were an overweight position in Micron Technology (Information Technology), and out-of-benchmark positions in Airbus (Industrials) and Vertiv Holdings (Industrials).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary relative detractor during the period due to the Fund’s underweight to Information Technology and overweight allocations to Health Care and Energy.
  Security selection was also a relative detractor during the period driven by weak selection within Information Technology, Materials, and Health Care.
  The largest individual detractors over the period were not owning Nvidia (Information Technology), an overweight position in UnitedHealth Group (Health Care), and an underweight position in Broadcom (Information Technology).

The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R4
$10,000 starting value
$29,474 ending value
Russell 1000 Value Index
$10,000 starting value
$25,863 ending value
S&P 500 Index
$10,000 starting value
$39,196 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	11.53%	14.82%	11.42%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000 Value Index	11.15%	14.28%	9.97%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$18,232,605,014
Total number of portfolio holdings (excluding derivatives, if any)	70
Total investment management fees paid	$106,683,724
Portfolio turnover rate	69%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.8%
Information Technology	19.2%
Industrials	12.6%
Health Care	12.4%
Communication Services	8.5%
Consumer Staples	6.0%
Energy	5.8%
Utilities	4.7%
Consumer Discretionary	4.2%
Real Estate	3.1%
Materials	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDGSX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Dividend and Growth Fund
Class R5/HDGTX
This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$77*	0.73%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Financials, Communication Services, and Utilities contributed positively to relative performance.
  Top individual contributors over the period were an overweight position in Micron Technology (Information Technology), and out-of-benchmark positions in Airbus (Industrials) and Vertiv Holdings (Industrials).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary relative detractor during the period due to the Fund’s underweight to Information Technology and overweight allocations to Health Care and Energy.
  Security selection was also a relative detractor during the period driven by weak selection within Information Technology, Materials, and Health Care.
  The largest individual detractors over the period were not owning Nvidia (Information Technology), an overweight position in UnitedHealth Group (Health Care), and an underweight position in Broadcom (Information Technology).

The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R5
$10,000 starting value
$30,388 ending value
S&P 500 Index
$10,000 starting value
$39,196 ending value
Russell 1000 Value Index
$10,000 starting value
$25,863 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	11.88%	15.18%	11.76%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000 Value Index	11.15%	14.28%	9.97%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$18,232,605,014
Total number of portfolio holdings (excluding derivatives, if any)	70
Total investment management fees paid	$106,683,724
Portfolio turnover rate	69%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.8%
Information Technology	19.2%
Industrials	12.6%
Health Care	12.4%
Communication Services	8.5%
Consumer Staples	6.0%
Energy	5.8%
Utilities	4.7%
Consumer Discretionary	4.2%
Real Estate	3.1%
Materials	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDGTX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Dividend and Growth Fund
Class R6/HDGVX
This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$67*	0.63%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Financials, Communication Services, and Utilities contributed positively to relative performance.
  Top individual contributors over the period were an overweight position in Micron Technology (Information Technology), and out-of-benchmark positions in Airbus (Industrials) and Vertiv Holdings (Industrials).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary relative detractor during the period due to the Fund’s underweight to Information Technology and overweight allocations to Health Care and Energy.
  Security selection was also a relative detractor during the period driven by weak selection within Information Technology, Materials, and Health Care.
  The largest individual detractors over the period were not owning Nvidia (Information Technology), an overweight position in UnitedHealth Group (Health Care), and an underweight position in Broadcom (Information Technology).

The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R6
$10,000 starting value
$30,679 ending value
S&P 500 Index
$10,000 starting value
$39,196 ending value
Russell 1000 Value Index
$10,000 starting value
$25,863 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	11.99%	15.29%	11.86%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000 Value Index	11.15%	14.28%	9.97%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$18,232,605,014
Total number of portfolio holdings (excluding derivatives, if any)	70
Total investment management fees paid	$106,683,724
Portfolio turnover rate	69%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.8%
Information Technology	19.2%
Industrials	12.6%
Health Care	12.4%
Communication Services	8.5%
Consumer Staples	6.0%
Energy	5.8%
Utilities	4.7%
Consumer Discretionary	4.2%
Real Estate	3.1%
Materials	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDGVX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Dividend and Growth Fund
Class Y/HDGYX
This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$77*	0.73%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Financials, Communication Services, and Utilities contributed positively to relative performance.
  Top individual contributors over the period were an overweight position in Micron Technology (Information Technology), and out-of-benchmark positions in Airbus (Industrials) and Vertiv Holdings (Industrials).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary relative detractor during the period due to the Fund’s underweight to Information Technology and overweight allocations to Health Care and Energy.
  Security selection was also a relative detractor during the period driven by weak selection within Information Technology, Materials, and Health Care.
  The largest individual detractors over the period were not owning Nvidia (Information Technology), an overweight position in UnitedHealth Group (Health Care), and an underweight position in Broadcom (Information Technology).

The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$1,000,000
$800,000
$600,000
$400,000
$200,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class Y
$250,000 starting value
$763,171 ending value
S&P 500 Index
$250,000 starting value
$979,893 ending value
Russell 1000 Value Index
$250,000 starting value
$646,567 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	11.84%	15.21%	11.81%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000 Value Index	11.15%	14.28%	9.97%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$18,232,605,014
Total number of portfolio holdings (excluding derivatives, if any)	70
Total investment management fees paid	$106,683,724
Portfolio turnover rate	69%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.8%
Information Technology	19.2%
Industrials	12.6%
Health Care	12.4%
Communication Services	8.5%
Consumer Staples	6.0%
Energy	5.8%
Utilities	4.7%
Consumer Discretionary	4.2%
Real Estate	3.1%
Materials	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDGYX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Dividend and Growth Fund
Class F/HDGFX
This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$67*	0.63%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Financials, Communication Services, and Utilities contributed positively to relative performance.
  Top individual contributors over the period were an overweight position in Micron Technology (Information Technology), and out-of-benchmark positions in Airbus (Industrials) and Vertiv Holdings (Industrials).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary relative detractor during the period due to the Fund’s underweight to Information Technology and overweight allocations to Health Care and Energy.
  Security selection was also a relative detractor during the period driven by weak selection within Information Technology, Materials, and Health Care.
  The largest individual detractors over the period were not owning Nvidia (Information Technology), an overweight position in UnitedHealth Group (Health Care), and an underweight position in Broadcom (Information Technology).

The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class F
$1,000,000 starting value
$3,062,456 ending value
Russell 1000 Value Index
$1,000,000 starting value
$2,586,266 ending value
S&P 500 Index
$1,000,000 starting value
$3,919,570 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	11.98%	15.30%	11.84%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$18,232,605,014
Total number of portfolio holdings (excluding derivatives, if any)	70
Total investment management fees paid	$106,683,724
Portfolio turnover rate	69%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.8%
Information Technology	19.2%
Industrials	12.6%
Health Care	12.4%
Communication Services	8.5%
Consumer Staples	6.0%
Energy	5.8%
Utilities	4.7%
Consumer Discretionary	4.2%
Real Estate	3.1%
Materials	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDGFX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Equity Income Fund
Class A/HQIAX
This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.97%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell 1000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Materials, Health Care, and Energy sectors contributed to relative performance.
  An overweight allocation to Utilities and underweight allocations to Consumer Discretionary and Materials contributed to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Broadcom (Information Technology) and TE Connectivity (Information Technology), and an overweight position in EQT (Energy).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary detractor from relative performance mainly driven by the Fund’s underweight allocations to Communication Services and Financials as well as an overweight allocation to the Consumer Staples sector.
  Security selection also detracted from relative results during the period, driven by weak selection within the Consumer Staples, Real Estate, and Communication Services sectors.
  The largest individual detractors over the period were not owning Alphabet (Communication Services) and overweight positions in UnitedHealth Group (Health Care) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class A
$9,450 starting value
$24,464 ending value

Russell 1000 Value Index
$10,000 starting value
$25,863 ending value

Russell 1000 Index
$10,000 starting value
$38,358 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	2.12%	11.89%	9.36%
Class A (without 5.50% maximum front-end sales charge)	8.07%	13.16%	9.98%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 1000 Index	21.14%	17.05%	14.39%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,946,876,076
Total number of portfolio holdings (excluding derivatives, if any)	74
Total investment management fees paid	$30,582,799
Portfolio turnover rate	49%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.3%
Health Care	17.8%
Industrials	10.6%
Information Technology	9.3%
Consumer Staples	9.1%
Utilities	8.3%
Energy	7.3%
Real Estate	6.5%
Consumer Discretionary	4.5%
Materials	3.9%
Communication Services	1.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHQIAX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Equity Income Fund
Class C/HQICX
This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.75%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell 1000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Materials, Health Care, and Energy sectors contributed to relative performance.
  An overweight allocation to Utilities and underweight allocations to Consumer Discretionary and Materials contributed to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Broadcom (Information Technology) and TE Connectivity (Information Technology), and an overweight position in EQT (Energy).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary detractor from relative performance mainly driven by the Fund’s underweight allocations to Communication Services and Financials as well as an overweight allocation to the Consumer Staples sector.
  Security selection also detracted from relative results during the period, driven by weak selection within the Consumer Staples, Real Estate, and Communication Services sectors.
  The largest individual detractors over the period were not owning Alphabet (Communication Services) and overweight positions in UnitedHealth Group (Health Care) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class C
$10,000 starting value
$24,011 ending value

Russell 1000 Value Index
$10,000 starting value
$25,863 ending value

Russell 1000 Index
$10,000 starting value
$38,358 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	6.25%	12.29%	9.15%
Class C (without 1.00% contingent deferred sales charge)	7.25%	12.29%	9.15%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 1000 Index	21.14%	17.05%	14.39%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,946,876,076
Total number of portfolio holdings (excluding derivatives, if any)	74
Total investment management fees paid	$30,582,799
Portfolio turnover rate	49%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.3%
Health Care	17.8%
Industrials	10.6%
Information Technology	9.3%
Consumer Staples	9.1%
Utilities	8.3%
Energy	7.3%
Real Estate	6.5%
Consumer Discretionary	4.5%
Materials	3.9%
Communication Services	1.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHQICX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Equity Income Fund
Class I/HQIIX
This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.75%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell 1000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Materials, Health Care, and Energy sectors contributed to relative performance.
  An overweight allocation to Utilities and underweight allocations to Consumer Discretionary and Materials contributed to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Broadcom (Information Technology) and TE Connectivity (Information Technology), and an overweight position in EQT (Energy).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary detractor from relative performance mainly driven by the Fund’s underweight allocations to Communication Services and Financials as well as an overweight allocation to the Consumer Staples sector.
  Security selection also detracted from relative results during the period, driven by weak selection within the Consumer Staples, Real Estate, and Communication Services sectors.
  The largest individual detractors over the period were not owning Alphabet (Communication Services) and overweight positions in UnitedHealth Group (Health Care) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class I
$10,000 starting value
$26,515 ending value
Russell 1000 Index
$10,000 starting value
$38,358 ending value
Russell 1000 Value Index
$10,000 starting value
$25,863 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	8.29%	13.41%	10.24%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 1000 Index	21.14%	17.05%	14.39%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,946,876,076
Total number of portfolio holdings (excluding derivatives, if any)	74
Total investment management fees paid	$30,582,799
Portfolio turnover rate	49%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.3%
Health Care	17.8%
Industrials	10.6%
Information Technology	9.3%
Consumer Staples	9.1%
Utilities	8.3%
Energy	7.3%
Real Estate	6.5%
Consumer Discretionary	4.5%
Materials	3.9%
Communication Services	1.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Effective February 28, 2025, the contractual limit related to the transfer agency fee for the Fund’s Class I was changed to 0.109% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHQIIX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Equity Income Fund
Class R3/HQIRX
This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$141	1.36%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell 1000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Materials, Health Care, and Energy sectors contributed to relative performance.
  An overweight allocation to Utilities and underweight allocations to Consumer Discretionary and Materials contributed to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Broadcom (Information Technology) and TE Connectivity (Information Technology), and an overweight position in EQT (Energy).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary detractor from relative performance mainly driven by the Fund’s underweight allocations to Communication Services and Financials as well as an overweight allocation to the Consumer Staples sector.
  Security selection also detracted from relative results during the period, driven by weak selection within the Consumer Staples, Real Estate, and Communication Services sectors.
  The largest individual detractors over the period were not owning Alphabet (Communication Services) and overweight positions in UnitedHealth Group (Health Care) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R3
$10,000 starting value
$24,939 ending value
Russell 1000 Index
$10,000 starting value
$38,358 ending value
Russell 1000 Value Index
$10,000 starting value
$25,863 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	7.60%	12.71%	9.57%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 1000 Index	21.14%	17.05%	14.39%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,946,876,076
Total number of portfolio holdings (excluding derivatives, if any)	74
Total investment management fees paid	$30,582,799
Portfolio turnover rate	49%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.3%
Health Care	17.8%
Industrials	10.6%
Information Technology	9.3%
Consumer Staples	9.1%
Utilities	8.3%
Energy	7.3%
Real Estate	6.5%
Consumer Discretionary	4.5%
Materials	3.9%
Communication Services	1.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHQIRX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Equity Income Fund
Class R4/HQISX
This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$110	1.06%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell 1000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Materials, Health Care, and Energy sectors contributed to relative performance.
  An overweight allocation to Utilities and underweight allocations to Consumer Discretionary and Materials contributed to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Broadcom (Information Technology) and TE Connectivity (Information Technology), and an overweight position in EQT (Energy).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary detractor from relative performance mainly driven by the Fund’s underweight allocations to Communication Services and Financials as well as an overweight allocation to the Consumer Staples sector.
  Security selection also detracted from relative results during the period, driven by weak selection within the Consumer Staples, Real Estate, and Communication Services sectors.
  The largest individual detractors over the period were not owning Alphabet (Communication Services) and overweight positions in UnitedHealth Group (Health Care) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R4
$10,000 starting value
$25,707 ending value
Russell 1000 Value Index
$10,000 starting value
$25,863 ending value
Russell 1000 Index
$10,000 starting value
$38,358 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	7.97%	13.05%	9.90%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 1000 Index	21.14%	17.05%	14.39%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,946,876,076
Total number of portfolio holdings (excluding derivatives, if any)	74
Total investment management fees paid	$30,582,799
Portfolio turnover rate	49%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.3%
Health Care	17.8%
Industrials	10.6%
Information Technology	9.3%
Consumer Staples	9.1%
Utilities	8.3%
Energy	7.3%
Real Estate	6.5%
Consumer Discretionary	4.5%
Materials	3.9%
Communication Services	1.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHQISX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Equity Income Fund
Class R5/HQITX
This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$78	0.75%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell 1000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Materials, Health Care, and Energy sectors contributed to relative performance.
  An overweight allocation to Utilities and underweight allocations to Consumer Discretionary and Materials contributed to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Broadcom (Information Technology) and TE Connectivity (Information Technology), and an overweight position in EQT (Energy).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary detractor from relative performance mainly driven by the Fund’s underweight allocations to Communication Services and Financials as well as an overweight allocation to the Consumer Staples sector.
  Security selection also detracted from relative results during the period, driven by weak selection within the Consumer Staples, Real Estate, and Communication Services sectors.
  The largest individual detractors over the period were not owning Alphabet (Communication Services) and overweight positions in UnitedHealth Group (Health Care) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R5
$10,000 starting value
$26,506 ending value
Russell 1000 Value Index
$10,000 starting value
$25,863 ending value
Russell 1000 Index
$10,000 starting value
$38,358 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	8.30%	13.41%	10.24%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 1000 Index	21.14%	17.05%	14.39%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,946,876,076
Total number of portfolio holdings (excluding derivatives, if any)	74
Total investment management fees paid	$30,582,799
Portfolio turnover rate	49%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.3%
Health Care	17.8%
Industrials	10.6%
Information Technology	9.3%
Consumer Staples	9.1%
Utilities	8.3%
Energy	7.3%
Real Estate	6.5%
Consumer Discretionary	4.5%
Materials	3.9%
Communication Services	1.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHQITX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Equity Income Fund
Class R6/HQIVX
This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$68	0.65%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell 1000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Materials, Health Care, and Energy sectors contributed to relative performance.
  An overweight allocation to Utilities and underweight allocations to Consumer Discretionary and Materials contributed to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Broadcom (Information Technology) and TE Connectivity (Information Technology), and an overweight position in EQT (Energy).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary detractor from relative performance mainly driven by the Fund’s underweight allocations to Communication Services and Financials as well as an overweight allocation to the Consumer Staples sector.
  Security selection also detracted from relative results during the period, driven by weak selection within the Consumer Staples, Real Estate, and Communication Services sectors.
  The largest individual detractors over the period were not owning Alphabet (Communication Services) and overweight positions in UnitedHealth Group (Health Care) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R6
$10,000 starting value
$26,782 ending value
Russell 1000 Index
$10,000 starting value
$38,358 ending value
Russell 1000 Value Index
$10,000 starting value
$25,863 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	8.42%	13.52%	10.35%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 1000 Index	21.14%	17.05%	14.39%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,946,876,076
Total number of portfolio holdings (excluding derivatives, if any)	74
Total investment management fees paid	$30,582,799
Portfolio turnover rate	49%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.3%
Health Care	17.8%
Industrials	10.6%
Information Technology	9.3%
Consumer Staples	9.1%
Utilities	8.3%
Energy	7.3%
Real Estate	6.5%
Consumer Discretionary	4.5%
Materials	3.9%
Communication Services	1.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHQIVX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Equity Income Fund
Class Y/HQIYX
This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$77	0.74%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell 1000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Materials, Health Care, and Energy sectors contributed to relative performance.
  An overweight allocation to Utilities and underweight allocations to Consumer Discretionary and Materials contributed to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Broadcom (Information Technology) and TE Connectivity (Information Technology), and an overweight position in EQT (Energy).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary detractor from relative performance mainly driven by the Fund’s underweight allocations to Communication Services and Financials as well as an overweight allocation to the Consumer Staples sector.
  Security selection also detracted from relative results during the period, driven by weak selection within the Consumer Staples, Real Estate, and Communication Services sectors.
  The largest individual detractors over the period were not owning Alphabet (Communication Services) and overweight positions in UnitedHealth Group (Health Care) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$1,000,000
$800,000
$600,000
$400,000
$200,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class Y
$250,000 starting value
$665,673 ending value
Russell 1000 Index
$250,000 starting value
$958,958 ending value
Russell 1000 Value Index
$250,000 starting value
$646,567 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	8.31%	13.43%	10.29%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 1000 Index	21.14%	17.05%	14.39%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,946,876,076
Total number of portfolio holdings (excluding derivatives, if any)	74
Total investment management fees paid	$30,582,799
Portfolio turnover rate	49%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.3%
Health Care	17.8%
Industrials	10.6%
Information Technology	9.3%
Consumer Staples	9.1%
Utilities	8.3%
Energy	7.3%
Real Estate	6.5%
Consumer Discretionary	4.5%
Materials	3.9%
Communication Services	1.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHQIYX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Equity Income Fund
Class F/HQIFX
This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$68	0.65%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell 1000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Materials, Health Care, and Energy sectors contributed to relative performance.
  An overweight allocation to Utilities and underweight allocations to Consumer Discretionary and Materials contributed to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Broadcom (Information Technology) and TE Connectivity (Information Technology), and an overweight position in EQT (Energy).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary detractor from relative performance mainly driven by the Fund’s underweight allocations to Communication Services and Financials as well as an overweight allocation to the Consumer Staples sector.
  Security selection also detracted from relative results during the period, driven by weak selection within the Consumer Staples, Real Estate, and Communication Services sectors.
  The largest individual detractors over the period were not owning Alphabet (Communication Services) and overweight positions in UnitedHealth Group (Health Care) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class F
$1,000,000 starting value
$2,674,468 ending value
Russell 1000 Index
$1,000,000 starting value
$3,835,832 ending value
Russell 1000 Value Index
$1,000,000 starting value
$2,586,266 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	8.41%	13.52%	10.34%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 1000 Index	21.14%	17.05%	14.39%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,946,876,076
Total number of portfolio holdings (excluding derivatives, if any)	74
Total investment management fees paid	$30,582,799
Portfolio turnover rate	49%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.3%
Health Care	17.8%
Industrials	10.6%
Information Technology	9.3%
Consumer Staples	9.1%
Utilities	8.3%
Energy	7.3%
Real Estate	6.5%
Consumer Discretionary	4.5%
Materials	3.9%
Communication Services	1.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHQIFX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Healthcare Fund
Class A/HGHAX
This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.32%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the S&P Composite 1500 Health Care Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary driver of relative outperformance, aided by an overweight allocation to mid-cap Biopharma.
  Security selection also contributed during the period, driven by strong selection within the mid-cap Biopharma and Medical Technology sectors.
  Top individual contributors over the period were the Fund’s out-of-benchmark positions in Galderma Group (large-cap Biopharma) and Verona Pharma (mid-cap Biopharma), and an overweight in Cencora (Health Care Services).
Top Detractors to Performance
  Security selection within the Health Care Services and small-cap Biopharma sectors contributed negatively to relative performance.
  An overweight allocation to Health Care Services contributed negatively to relative performance.
  The largest individual detractors over the period were an overweight position in UnitedHealth Group (Health Care Services), underweight to Johnson & Johnson (large-cap Biopharma), and not owning benchmark constituent McKesson (Health Care Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class A
$9,450 starting value
$18,566 ending value
S&P 500 Index
$10,000 starting value
$39,196 ending value
S&P Composite 1500 Health Care Index
$10,000 starting value
$24,079 ending value

Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	(6.00)%	2.72%	6.38%
Class A (without 5.50% maximum front-end sales charge)	(0.53)%	3.89%	6.99%
S&P Composite 1500 Health Care Index	(0.09)%	8.53%	9.19%
S&P 500 Index	21.45%	17.64%	14.64%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$799,422,677
Total number of portfolio holdings (excluding derivatives, if any)	79
Total investment management fees paid	$7,563,964
Portfolio turnover rate	49%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	23.9%
Health Care Equipment & Services & Supplies	17.2%
Health Care Providers & Services	17.0%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.0%†
Short-Term Investments	0.6%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGHAX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Healthcare Fund
Class C/HGHCX
This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	2.12%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the S&P Composite 1500 Health Care Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary driver of relative outperformance, aided by an overweight allocation to mid-cap Biopharma.
  Security selection also contributed during the period, driven by strong selection within the mid-cap Biopharma and Medical Technology sectors.
  Top individual contributors over the period were the Fund’s out-of-benchmark positions in Galderma Group (large-cap Biopharma) and Verona Pharma (mid-cap Biopharma), and an overweight in Cencora (Health Care Services).
Top Detractors to Performance
  Security selection within the Health Care Services and small-cap Biopharma sectors contributed negatively to relative performance.
  An overweight allocation to Health Care Services contributed negatively to relative performance.
  The largest individual detractors over the period were an overweight position in UnitedHealth Group (Health Care Services), underweight to Johnson & Johnson (large-cap Biopharma), and not owning benchmark constituent McKesson (Health Care Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class C
$10,000 starting value
$18,197 ending value

S&P 500 Index
$10,000 starting value
$39,196 ending value

S&P Composite 1500 Health Care Index
$10,000 starting value
$24,079 ending value

Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	(2.35)%	3.08%	6.17%
Class C (without 1.00% contingent deferred sales charge)	(1.35)%	3.08%	6.17%
S&P Composite 1500 Health Care Index	(0.09)%	8.53%	9.19%
S&P 500 Index	21.45%	17.64%	14.64%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$799,422,677
Total number of portfolio holdings (excluding derivatives, if any)	79
Total investment management fees paid	$7,563,964
Portfolio turnover rate	49%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	23.9%
Health Care Equipment & Services & Supplies	17.2%
Health Care Providers & Services	17.0%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.0%†
Short-Term Investments	0.6%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGHCX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Healthcare Fund
Class I/HGHIX
This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$105	1.05%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the S&P Composite 1500 Health Care Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary driver of relative outperformance, aided by an overweight allocation to mid-cap Biopharma.
  Security selection also contributed during the period, driven by strong selection within the mid-cap Biopharma and Medical Technology sectors.
  Top individual contributors over the period were the Fund’s out-of-benchmark positions in Galderma Group (large-cap Biopharma) and Verona Pharma (mid-cap Biopharma), and an overweight in Cencora (Health Care Services).
Top Detractors to Performance
  Security selection within the Health Care Services and small-cap Biopharma sectors contributed negatively to relative performance.
  An overweight allocation to Health Care Services contributed negatively to relative performance.
  The largest individual detractors over the period were an overweight position in UnitedHealth Group (Health Care Services), underweight to Johnson & Johnson (large-cap Biopharma), and not owning benchmark constituent McKesson (Health Care Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class I
$10,000 starting value
$20,184 ending value

S&P Composite 1500 Health Care Index
$10,000 starting value
$24,079 ending value

S&P 500 Index
$10,000 starting value
$39,196 ending value

Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	(0.25)%	4.17%	7.28%
S&P Composite 1500 Health Care Index	(0.09)%	8.53%	9.19%
S&P 500 Index	21.45%	17.64%	14.64%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$799,422,677
Total number of portfolio holdings (excluding derivatives, if any)	79
Total investment management fees paid	$7,563,964
Portfolio turnover rate	49%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	23.9%
Health Care Equipment & Services & Supplies	17.2%
Health Care Providers & Services	17.0%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.0%†
Short-Term Investments	0.6%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGHIX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Healthcare Fund
Class R3/HGHRX
This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$165	1.66%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the S&P Composite 1500 Health Care Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary driver of relative outperformance, aided by an overweight allocation to mid-cap Biopharma.
  Security selection also contributed during the period, driven by strong selection within the mid-cap Biopharma and Medical Technology sectors.
  Top individual contributors over the period were the Fund’s out-of-benchmark positions in Galderma Group (large-cap Biopharma) and Verona Pharma (mid-cap Biopharma), and an overweight in Cencora (Health Care Services).
Top Detractors to Performance
  Security selection within the Health Care Services and small-cap Biopharma sectors contributed negatively to relative performance.
  An overweight allocation to Health Care Services contributed negatively to relative performance.
  The largest individual detractors over the period were an overweight position in UnitedHealth Group (Health Care Services), underweight to Johnson & Johnson (large-cap Biopharma), and not owning benchmark constituent McKesson (Health Care Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R3
$10,000 starting value
$19,003 ending value

S&P 500 Index
$10,000 starting value
$39,196 ending value

S&P Composite 1500 Health Care Index
$10,000 starting value
$24,079 ending value

Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	(0.87)%	3.53%	6.63%
S&P Composite 1500 Health Care Index	(0.09)%	8.53%	9.19%
S&P 500 Index	21.45%	17.64%	14.64%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$799,422,677
Total number of portfolio holdings (excluding derivatives, if any)	79
Total investment management fees paid	$7,563,964
Portfolio turnover rate	49%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	23.9%
Health Care Equipment & Services & Supplies	17.2%
Health Care Providers & Services	17.0%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.0%†
Short-Term Investments	0.6%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGHRX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Healthcare Fund
Class R4/HGHSX
This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$135	1.35%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the S&P Composite 1500 Health Care Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary driver of relative outperformance, aided by an overweight allocation to mid-cap Biopharma.
  Security selection also contributed during the period, driven by strong selection within the mid-cap Biopharma and Medical Technology sectors.
  Top individual contributors over the period were the Fund’s out-of-benchmark positions in Galderma Group (large-cap Biopharma) and Verona Pharma (mid-cap Biopharma), and an overweight in Cencora (Health Care Services).
Top Detractors to Performance
  Security selection within the Health Care Services and small-cap Biopharma sectors contributed negatively to relative performance.
  An overweight allocation to Health Care Services contributed negatively to relative performance.
  The largest individual detractors over the period were an overweight position in UnitedHealth Group (Health Care Services), underweight to Johnson & Johnson (large-cap Biopharma), and not owning benchmark constituent McKesson (Health Care Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R4
$10,000 starting value
$19,594 ending value
S&P 500 Index
$10,000 starting value
$39,196 ending value
S&P Composite 1500 Health Care Index
$10,000 starting value
$24,079 ending value

Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	(0.58)%	3.85%	6.96%
S&P Composite 1500 Health Care Index	(0.09)%	8.53%	9.19%
S&P 500 Index	21.45%	17.64%	14.64%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$799,422,677
Total number of portfolio holdings (excluding derivatives, if any)	79
Total investment management fees paid	$7,563,964
Portfolio turnover rate	49%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	23.9%
Health Care Equipment & Services & Supplies	17.2%
Health Care Providers & Services	17.0%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.0%†
Short-Term Investments	0.6%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGHSX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Healthcare Fund
Class R5/HGHTX
This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$106	1.06%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the S&P Composite 1500 Health Care Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary driver of relative outperformance, aided by an overweight allocation to mid-cap Biopharma.
  Security selection also contributed during the period, driven by strong selection within the mid-cap Biopharma and Medical Technology sectors.
  Top individual contributors over the period were the Fund’s out-of-benchmark positions in Galderma Group (large-cap Biopharma) and Verona Pharma (mid-cap Biopharma), and an overweight in Cencora (Health Care Services).
Top Detractors to Performance
  Security selection within the Health Care Services and small-cap Biopharma sectors contributed negatively to relative performance.
  An overweight allocation to Health Care Services contributed negatively to relative performance.
  The largest individual detractors over the period were an overweight position in UnitedHealth Group (Health Care Services), underweight to Johnson & Johnson (large-cap Biopharma), and not owning benchmark constituent McKesson (Health Care Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R5
$10,000 starting value
$20,168 ending value

S&P 500 Index
$10,000 starting value
$39,196 ending value

S&P Composite 1500 Health Care Index
$10,000 starting value
$24,079 ending value

Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	(0.29)%	4.15%	7.27%
S&P Composite 1500 Health Care Index	(0.09)%	8.53%	9.19%
S&P 500 Index	21.45%	17.64%	14.64%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$799,422,677
Total number of portfolio holdings (excluding derivatives, if any)	79
Total investment management fees paid	$7,563,964
Portfolio turnover rate	49%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	23.9%
Health Care Equipment & Services & Supplies	17.2%
Health Care Providers & Services	17.0%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.0%†
Short-Term Investments	0.6%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGHTX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Healthcare Fund
Class R6/HGHVX
This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$94	0.94%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the S&P Composite 1500 Health Care Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary driver of relative outperformance, aided by an overweight allocation to mid-cap Biopharma.
  Security selection also contributed during the period, driven by strong selection within the mid-cap Biopharma and Medical Technology sectors.
  Top individual contributors over the period were the Fund’s out-of-benchmark positions in Galderma Group (large-cap Biopharma) and Verona Pharma (mid-cap Biopharma), and an overweight in Cencora (Health Care Services).
Top Detractors to Performance
  Security selection within the Health Care Services and small-cap Biopharma sectors contributed negatively to relative performance.
  An overweight allocation to Health Care Services contributed negatively to relative performance.
  The largest individual detractors over the period were an overweight position in UnitedHealth Group (Health Care Services), underweight to Johnson & Johnson (large-cap Biopharma), and not owning benchmark constituent McKesson (Health Care Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R6
$10,000 starting value
$20,381 ending value

S&P 500 Index
$10,000 starting value
$39,196 ending value

S&P Composite 1500 Health Care Index
$10,000 starting value
$24,079 ending value

Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	(0.15)%	4.27%	7.38%
S&P Composite 1500 Health Care Index	(0.09)%	8.53%	9.19%
S&P 500 Index	21.45%	17.64%	14.64%
Performance for Class R6 shares prior to February 28, 2019 (the inception date of Class R6) reflects the performance of the Fund's Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$799,422,677
Total number of portfolio holdings (excluding derivatives, if any)	79
Total investment management fees paid	$7,563,964
Portfolio turnover rate	49%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	23.9%
Health Care Equipment & Services & Supplies	17.2%
Health Care Providers & Services	17.0%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.0%†
Short-Term Investments	0.6%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGHVX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Healthcare Fund
Class Y/HGHYX
This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$105	1.05%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the S&P Composite 1500 Health Care Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary driver of relative outperformance, aided by an overweight allocation to mid-cap Biopharma.
  Security selection also contributed during the period, driven by strong selection within the mid-cap Biopharma and Medical Technology sectors.
  Top individual contributors over the period were the Fund’s out-of-benchmark positions in Galderma Group (large-cap Biopharma) and Verona Pharma (mid-cap Biopharma), and an overweight in Cencora (Health Care Services).
Top Detractors to Performance
  Security selection within the Health Care Services and small-cap Biopharma sectors contributed negatively to relative performance.
  An overweight allocation to Health Care Services contributed negatively to relative performance.
  The largest individual detractors over the period were an overweight position in UnitedHealth Group (Health Care Services), underweight to Johnson & Johnson (large-cap Biopharma), and not owning benchmark constituent McKesson (Health Care Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$1,000,000
$800,000
$600,000
$400,000
$200,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class Y
$250,000 starting value
$506,628 ending value

S&P 500 Index
$250,000 starting value
$979,893 ending value

S&P Composite 1500 Health Care Index
$250,000 starting value
$601,969 ending value

Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	(0.27)%	4.16%	7.32%
S&P Composite 1500 Health Care Index	(0.09)%	8.53%	9.19%
S&P 500 Index	21.45%	17.64%	14.64%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$799,422,677
Total number of portfolio holdings (excluding derivatives, if any)	79
Total investment management fees paid	$7,563,964
Portfolio turnover rate	49%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	23.9%
Health Care Equipment & Services & Supplies	17.2%
Health Care Providers & Services	17.0%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.0%†
Short-Term Investments	0.6%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGHYX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Healthcare Fund
Class F/HGHFX
This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$94	0.94%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the S&P Composite 1500 Health Care Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary driver of relative outperformance, aided by an overweight allocation to mid-cap Biopharma.
  Security selection also contributed during the period, driven by strong selection within the mid-cap Biopharma and Medical Technology sectors.
  Top individual contributors over the period were the Fund’s out-of-benchmark positions in Galderma Group (large-cap Biopharma) and Verona Pharma (mid-cap Biopharma), and an overweight in Cencora (Health Care Services).
Top Detractors to Performance
  Security selection within the Health Care Services and small-cap Biopharma sectors contributed negatively to relative performance.
  An overweight allocation to Health Care Services contributed negatively to relative performance.
  The largest individual detractors over the period were an overweight position in UnitedHealth Group (Health Care Services), underweight to Johnson & Johnson (large-cap Biopharma), and not owning benchmark constituent McKesson (Health Care Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class F
$1,000,000 starting value
$2,035,774 ending value

S&P 500 Index
$1,000,000 starting value
$3,919,570 ending value

S&P Composite 1500 Health Care Index
$1,000,000 starting value
$2,407,875 ending value

Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	(0.15)%	4.27%	7.37%
S&P Composite 1500 Health Care Index	(0.09)%	8.53%	9.19%
S&P 500 Index	21.45%	17.64%	14.64%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$799,422,677
Total number of portfolio holdings (excluding derivatives, if any)	79
Total investment management fees paid	$7,563,964
Portfolio turnover rate	49%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	23.9%
Health Care Equipment & Services & Supplies	17.2%
Health Care Providers & Services	17.0%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.0%†
Short-Term Investments	0.6%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGHFX_1025
Annual Shareholder Report
October 31, 2025
The Hartford MidCap Fund
Class A/HFMCX
This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	1.12%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell Midcap Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed positively to performance during the period due to an overweight allocation to the Information Technology and Utilities sectors.
  Security selection within the Consumer Staples, Energy, and Materials sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Celestica (Information Technology), Interactive Brokers (Financials), and CyberArk Software (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Industrials, and Consumer Discretionary sectors.
  The largest individual detractors over the period were not holding Palantir Technology (Information Technology) and overweight allocation to Deckers Outdoor (Consumer Discretionary) and underweight allocation to Roblox (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class A
$9,450 starting value
$19,552 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value
Russell Midcap Growth Index
$10,000 starting value
$32,914 ending value
S&P MidCap 400 Index
$10,000 starting value
$26,335 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	(1.31)%	3.79%	6.93%
Class A (without 5.50% maximum front-end sales charge)	4.43%	4.97%	7.54%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P MidCap 400 Index	6.38%	13.02%	10.17%
Effective December 31, 2024, the Russell Midcap Growth Index replaced the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,288,654,517
Total number of portfolio holdings (excluding derivatives, if any)	69
Total investment management fees paid	$34,808,406
Portfolio turnover rate	81%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.5%
Industrials	25.2%
Consumer Discretionary	15.5%
Health Care	10.0%
Financials	8.8%
Communication Services	6.3%
Utilities	2.4%
Energy	2.0%
Consumer Staples	1.4%
Real Estate	0.7%
Short-Term Investments	0.9%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFMCX_1025
Annual Shareholder Report
October 31, 2025
The Hartford MidCap Fund
Class C/HMDCX
This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.91%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell Midcap Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed positively to performance during the period due to an overweight allocation to the Information Technology and Utilities sectors.
  Security selection within the Consumer Staples, Energy, and Materials sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Celestica (Information Technology), Interactive Brokers (Financials), and CyberArk Software (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Industrials, and Consumer Discretionary sectors.
  The largest individual detractors over the period were not holding Palantir Technology (Information Technology) and overweight allocation to Deckers Outdoor (Consumer Discretionary) and underweight allocation to Roblox (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class C
$10,000 starting value
$19,166 ending value

Russell 3000 Index
$10,000 starting value
$37,343 ending value

Russell Midcap Growth Index
$10,000 starting value
$32,914 ending value

S&P MidCap 400 Index
$10,000 starting value
$26,335 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	2.59%	4.16%	6.72%
Class C (without 1.00% contingent deferred sales charge)	3.59%	4.16%	6.72%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P MidCap 400 Index	6.38%	13.02%	10.17%
Effective December 31, 2024, the Russell Midcap Growth Index replaced the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,288,654,517
Total number of portfolio holdings (excluding derivatives, if any)	69
Total investment management fees paid	$34,808,406
Portfolio turnover rate	81%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.5%
Industrials	25.2%
Consumer Discretionary	15.5%
Health Care	10.0%
Financials	8.8%
Communication Services	6.3%
Utilities	2.4%
Energy	2.0%
Consumer Staples	1.4%
Real Estate	0.7%
Short-Term Investments	0.9%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMDCX_1025
Annual Shareholder Report
October 31, 2025
The Hartford MidCap Fund
Class I/HFMIX
This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.86%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell Midcap Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed positively to performance during the period due to an overweight allocation to the Information Technology and Utilities sectors.
  Security selection within the Consumer Staples, Energy, and Materials sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Celestica (Information Technology), Interactive Brokers (Financials), and CyberArk Software (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Industrials, and Consumer Discretionary sectors.
  The largest individual detractors over the period were not holding Palantir Technology (Information Technology) and overweight allocation to Deckers Outdoor (Consumer Discretionary) and underweight allocation to Roblox (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class I
$10,000 starting value
$21,208 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value
Russell Midcap Growth Index
$10,000 starting value
$32,914 ending value
S&P MidCap 400 Index
$10,000 starting value
$26,335 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	4.70%	5.24%	7.81%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P MidCap 400 Index	6.38%	13.02%	10.17%
Effective December 31, 2024, the Russell Midcap Growth Index replaced the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,288,654,517
Total number of portfolio holdings (excluding derivatives, if any)	69
Total investment management fees paid	$34,808,406
Portfolio turnover rate	81%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.5%
Industrials	25.2%
Consumer Discretionary	15.5%
Health Care	10.0%
Financials	8.8%
Communication Services	6.3%
Utilities	2.4%
Energy	2.0%
Consumer Staples	1.4%
Real Estate	0.7%
Short-Term Investments	0.9%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFMIX_1025
Annual Shareholder Report
October 31, 2025
The Hartford MidCap Fund
Class R3/HFMRX
This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$151	1.48%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell Midcap Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed positively to performance during the period due to an overweight allocation to the Information Technology and Utilities sectors.
  Security selection within the Consumer Staples, Energy, and Materials sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Celestica (Information Technology), Interactive Brokers (Financials), and CyberArk Software (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Industrials, and Consumer Discretionary sectors.
  The largest individual detractors over the period were not holding Palantir Technology (Information Technology) and overweight allocation to Deckers Outdoor (Consumer Discretionary) and underweight allocation to Roblox (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R3
$10,000 starting value
$19,977 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value
Russell Midcap Growth Index
$10,000 starting value
$32,914 ending value
S&P MidCap 400 Index
$10,000 starting value
$26,335 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	4.06%	4.60%	7.16%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P MidCap 400 Index	6.38%	13.02%	10.17%
Effective December 31, 2024, the Russell Midcap Growth Index replaced the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,288,654,517
Total number of portfolio holdings (excluding derivatives, if any)	69
Total investment management fees paid	$34,808,406
Portfolio turnover rate	81%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.5%
Industrials	25.2%
Consumer Discretionary	15.5%
Health Care	10.0%
Financials	8.8%
Communication Services	6.3%
Utilities	2.4%
Energy	2.0%
Consumer Staples	1.4%
Real Estate	0.7%
Short-Term Investments	0.9%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFMRX_1025
Annual Shareholder Report
October 31, 2025
The Hartford MidCap Fund
Class R4/HFMSX
This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$120	1.17%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell Midcap Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed positively to performance during the period due to an overweight allocation to the Information Technology and Utilities sectors.
  Security selection within the Consumer Staples, Energy, and Materials sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Celestica (Information Technology), Interactive Brokers (Financials), and CyberArk Software (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Industrials, and Consumer Discretionary sectors.
  The largest individual detractors over the period were not holding Palantir Technology (Information Technology) and overweight allocation to Deckers Outdoor (Consumer Discretionary) and underweight allocation to Roblox (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R4
$10,000 starting value
$20,615 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value
Russell Midcap Growth Index
$10,000 starting value
$32,914 ending value
S&P MidCap 400 Index
$10,000 starting value
$26,335 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	4.40%	4.93%	7.50%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P MidCap 400 Index	6.38%	13.02%	10.17%
Effective December 31, 2024, the Russell Midcap Growth Index replaced the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,288,654,517
Total number of portfolio holdings (excluding derivatives, if any)	69
Total investment management fees paid	$34,808,406
Portfolio turnover rate	81%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.5%
Industrials	25.2%
Consumer Discretionary	15.5%
Health Care	10.0%
Financials	8.8%
Communication Services	6.3%
Utilities	2.4%
Energy	2.0%
Consumer Staples	1.4%
Real Estate	0.7%
Short-Term Investments	0.9%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFMSX_1025
Annual Shareholder Report
October 31, 2025
The Hartford MidCap Fund
Class R5/HFMTX
This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$88	0.86%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell Midcap Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed positively to performance during the period due to an overweight allocation to the Information Technology and Utilities sectors.
  Security selection within the Consumer Staples, Energy, and Materials sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Celestica (Information Technology), Interactive Brokers (Financials), and CyberArk Software (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Industrials, and Consumer Discretionary sectors.
  The largest individual detractors over the period were not holding Palantir Technology (Information Technology) and overweight allocation to Deckers Outdoor (Consumer Discretionary) and underweight allocation to Roblox (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R5
$10,000 starting value
$21,234 ending value

Russell 3000 Index
$10,000 starting value
$37,343 ending value

Russell Midcap Growth Index
$10,000 starting value
$32,914 ending value

S&P MidCap 400 Index
$10,000 starting value
$26,335 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	4.70%	5.24%	7.82%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P MidCap 400 Index	6.38%	13.02%	10.17%
Effective December 31, 2024, the Russell Midcap Growth Index replaced the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,288,654,517
Total number of portfolio holdings (excluding derivatives, if any)	69
Total investment management fees paid	$34,808,406
Portfolio turnover rate	81%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.5%
Industrials	25.2%
Consumer Discretionary	15.5%
Health Care	10.0%
Financials	8.8%
Communication Services	6.3%
Utilities	2.4%
Energy	2.0%
Consumer Staples	1.4%
Real Estate	0.7%
Short-Term Investments	0.9%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFMTX_1025
Annual Shareholder Report
October 31, 2025
The Hartford MidCap Fund
Class R6/HFMVX
This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$78	0.76%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell Midcap Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed positively to performance during the period due to an overweight allocation to the Information Technology and Utilities sectors.
  Security selection within the Consumer Staples, Energy, and Materials sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Celestica (Information Technology), Interactive Brokers (Financials), and CyberArk Software (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Industrials, and Consumer Discretionary sectors.
  The largest individual detractors over the period were not holding Palantir Technology (Information Technology) and overweight allocation to Deckers Outdoor (Consumer Discretionary) and underweight allocation to Roblox (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R6
$10,000 starting value
$21,447 ending value

Russell Midcap Growth Index
$10,000 starting value
$32,914 ending value

Russell 3000 Index
$10,000 starting value
$37,343 ending value

S&P MidCap 400 Index
$10,000 starting value
$26,335 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	4.80%	5.34%	7.93%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P MidCap 400 Index	6.38%	13.02%	10.17%
Effective December 31, 2024, the Russell Midcap Growth Index replaced the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,288,654,517
Total number of portfolio holdings (excluding derivatives, if any)	69
Total investment management fees paid	$34,808,406
Portfolio turnover rate	81%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.5%
Industrials	25.2%
Consumer Discretionary	15.5%
Health Care	10.0%
Financials	8.8%
Communication Services	6.3%
Utilities	2.4%
Energy	2.0%
Consumer Staples	1.4%
Real Estate	0.7%
Short-Term Investments	0.9%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFMVX_1025
Annual Shareholder Report
October 31, 2025
The Hartford MidCap Fund
Class Y/HMDYX
This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$88	0.86%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell Midcap Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed positively to performance during the period due to an overweight allocation to the Information Technology and Utilities sectors.
  Security selection within the Consumer Staples, Energy, and Materials sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Celestica (Information Technology), Interactive Brokers (Financials), and CyberArk Software (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Industrials, and Consumer Discretionary sectors.
  The largest individual detractors over the period were not holding Palantir Technology (Information Technology) and overweight allocation to Deckers Outdoor (Consumer Discretionary) and underweight allocation to Roblox (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$1,000,000
$800,000
$600,000
$400,000
$200,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class Y
$250,000 starting value
$533,447 ending value
Russell 3000 Index
$250,000 starting value
$933,573 ending value
Russell Midcap Growth Index
$250,000 starting value
$822,850 ending value
S&P MidCap 400 Index
$250,000 starting value
$658,363 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	4.68%	5.26%	7.87%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P MidCap 400 Index	6.38%	13.02%	10.17%
Effective December 31, 2024, the Russell Midcap Growth Index replaced the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,288,654,517
Total number of portfolio holdings (excluding derivatives, if any)	69
Total investment management fees paid	$34,808,406
Portfolio turnover rate	81%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.5%
Industrials	25.2%
Consumer Discretionary	15.5%
Health Care	10.0%
Financials	8.8%
Communication Services	6.3%
Utilities	2.4%
Energy	2.0%
Consumer Staples	1.4%
Real Estate	0.7%
Short-Term Investments	0.9%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMDYX_1025
Annual Shareholder Report
October 31, 2025
The Hartford MidCap Fund
Class F/HMDFX
This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$78	0.76%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell Midcap Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed positively to performance during the period due to an overweight allocation to the Information Technology and Utilities sectors.
  Security selection within the Consumer Staples, Energy, and Materials sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Celestica (Information Technology), Interactive Brokers (Financials), and CyberArk Software (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Industrials, and Consumer Discretionary sectors.
  The largest individual detractors over the period were not holding Palantir Technology (Information Technology) and overweight allocation to Deckers Outdoor (Consumer Discretionary) and underweight allocation to Roblox (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class F
$1,000,000 starting value
$2,139,394 ending value
Russell 3000 Index
$1,000,000 starting value
$3,734,291 ending value
Russell Midcap Growth Index
$1,000,000 starting value
$3,291,399 ending value
S&P MidCap 400 Index
$1,000,000 starting value
$2,633,452 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	4.81%	5.34%	7.90%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P MidCap 400 Index	6.38%	13.02%	10.17%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
Effective December 31, 2024, the Russell Midcap Growth Index replaced the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,288,654,517
Total number of portfolio holdings (excluding derivatives, if any)	69
Total investment management fees paid	$34,808,406
Portfolio turnover rate	81%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.5%
Industrials	25.2%
Consumer Discretionary	15.5%
Health Care	10.0%
Financials	8.8%
Communication Services	6.3%
Utilities	2.4%
Energy	2.0%
Consumer Staples	1.4%
Real Estate	0.7%
Short-Term Investments	0.9%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMDFX_1025
Annual Shareholder Report
October 31, 2025
The Hartford MidCap Value Fund
Class A/HMVAX
This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	1.13%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Easing inflation, strong corporate earnings, and robust gross domestic product (GDP) growth contributed positively to U.S. equity performance during the period. Investor sentiment improved as trade tensions subsided, and sectors tied to artificial intelligence (AI) innovation drove performance. Fund performance described below is relative to the Russell Midcap Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a relative contributor during the period due to the Fund’s overweight allocations to the Utilities and Industrials sector, and underweight allocation to the Real Estate sector.
  Security selection within the Consumer Staples, Utilities, and Information Technology sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Flex (Information Technology), Allegro MicroSystems (Information Technology), and Cardinal Health (Healthcare).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Financials, Industrials, and Materials sectors.
  The Fund’s underweight allocations to the Information Technology and Communication Services sectors also detracted from relative results.
  The largest detractors over the period were not owning Robinhood Markets (Financials), an out-of-benchmark position in Boise Cascade (Industrials), and an overweight position in Charles River Laboratories (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class A
$9,450 starting value
$19,881 ending value

Russell 3000 Index
$10,000 starting value
$37,343 ending value

Russell Midcap Value Index
$10,000 starting value
$24,116 ending value

Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	(4.65)%	12.08%	7.11%
Class A (without 5.50% maximum front-end sales charge)	0.90%	13.35%	7.72%
Russell Midcap Value Index	7.86%	13.23%	9.20%
Russell 3000 Index	20.81%	16.74%	14.08%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,124,091,502
Total number of portfolio holdings (excluding derivatives, if any)	83
Total investment management fees paid	$7,632,494
Portfolio turnover rate	192%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.7%
Financials	17.5%
Consumer Discretionary	11.8%
Health Care	9.3%
Materials	8.4%
Real Estate	7.7%
Utilities	7.2%
Information Technology	6.9%
Energy	4.8%
Consumer Staples	4.2%
Communication Services	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMVAX_1025
Annual Shareholder Report
October 31, 2025
The Hartford MidCap Value Fund
Class C/HMVCX
This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$197	1.97%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Easing inflation, strong corporate earnings, and robust gross domestic product (GDP) growth contributed positively to U.S. equity performance during the period. Investor sentiment improved as trade tensions subsided, and sectors tied to artificial intelligence (AI) innovation drove performance. Fund performance described below is relative to the Russell Midcap Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a relative contributor during the period due to the Fund’s overweight allocations to the Utilities and Industrials sector, and underweight allocation to the Real Estate sector.
  Security selection within the Consumer Staples, Utilities, and Information Technology sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Flex (Information Technology), Allegro MicroSystems (Information Technology), and Cardinal Health (Healthcare).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Financials, Industrials, and Materials sectors.
  The Fund’s underweight allocations to the Information Technology and Communication Services sectors also detracted from relative results.
  The largest detractors over the period were not owning Robinhood Markets (Financials), an out-of-benchmark position in Boise Cascade (Industrials), and an overweight position in Charles River Laboratories (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class C
$10,000 starting value
$19,480 ending value

Russell Midcap Value Index
$10,000 starting value
$24,116 ending value

Russell 3000 Index
$10,000 starting value
$37,343 ending value

Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	(1.04)%	12.44%	6.90%
Class C (without 1.00% contingent deferred sales charge)	(0.04)%	12.44%	6.90%
Russell Midcap Value Index	7.86%	13.23%	9.20%
Russell 3000 Index	20.81%	16.74%	14.08%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,124,091,502
Total number of portfolio holdings (excluding derivatives, if any)	83
Total investment management fees paid	$7,632,494
Portfolio turnover rate	192%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.7%
Financials	17.5%
Consumer Discretionary	11.8%
Health Care	9.3%
Materials	8.4%
Real Estate	7.7%
Utilities	7.2%
Information Technology	6.9%
Energy	4.8%
Consumer Staples	4.2%
Communication Services	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMVCX_1025
Annual Shareholder Report
October 31, 2025
The Hartford MidCap Value Fund
Class I/HMVJX
This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	0.80%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Easing inflation, strong corporate earnings, and robust gross domestic product (GDP) growth contributed positively to U.S. equity performance during the period. Investor sentiment improved as trade tensions subsided, and sectors tied to artificial intelligence (AI) innovation drove performance. Fund performance described below is relative to the Russell Midcap Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a relative contributor during the period due to the Fund’s overweight allocations to the Utilities and Industrials sector, and underweight allocation to the Real Estate sector.
  Security selection within the Consumer Staples, Utilities, and Information Technology sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Flex (Information Technology), Allegro MicroSystems (Information Technology), and Cardinal Health (Healthcare).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Financials, Industrials, and Materials sectors.
  The Fund’s underweight allocations to the Information Technology and Communication Services sectors also detracted from relative results.
  The largest detractors over the period were not owning Robinhood Markets (Financials), an out-of-benchmark position in Boise Cascade (Industrials), and an overweight position in Charles River Laboratories (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class I
$10,000 starting value
$21,669 ending value
Russell Midcap Value Index
$10,000 starting value
$24,116 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	1.21%	13.70%	8.04%
Russell Midcap Value Index	7.86%	13.23%	9.20%
Russell 3000 Index	20.81%	16.74%	14.08%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,124,091,502
Total number of portfolio holdings (excluding derivatives, if any)	83
Total investment management fees paid	$7,632,494
Portfolio turnover rate	192%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.7%
Financials	17.5%
Consumer Discretionary	11.8%
Health Care	9.3%
Materials	8.4%
Real Estate	7.7%
Utilities	7.2%
Information Technology	6.9%
Energy	4.8%
Consumer Staples	4.2%
Communication Services	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMVJX_1025
Annual Shareholder Report
October 31, 2025
The Hartford MidCap Value Fund
Class R3/HMVRX
This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$147	1.47%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Easing inflation, strong corporate earnings, and robust gross domestic product (GDP) growth contributed positively to U.S. equity performance during the period. Investor sentiment improved as trade tensions subsided, and sectors tied to artificial intelligence (AI) innovation drove performance. Fund performance described below is relative to the Russell Midcap Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a relative contributor during the period due to the Fund’s overweight allocations to the Utilities and Industrials sector, and underweight allocation to the Real Estate sector.
  Security selection within the Consumer Staples, Utilities, and Information Technology sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Flex (Information Technology), Allegro MicroSystems (Information Technology), and Cardinal Health (Healthcare).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Financials, Industrials, and Materials sectors.
  The Fund’s underweight allocations to the Information Technology and Communication Services sectors also detracted from relative results.
  The largest detractors over the period were not owning Robinhood Markets (Financials), an out-of-benchmark position in Boise Cascade (Industrials), and an overweight position in Charles River Laboratories (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R3
$10,000 starting value
$20,405 ending value
Russell Midcap Value Index
$10,000 starting value
$24,116 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value

Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	0.53%	13.00%	7.39%
Russell Midcap Value Index	7.86%	13.23%	9.20%
Russell 3000 Index	20.81%	16.74%	14.08%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,124,091,502
Total number of portfolio holdings (excluding derivatives, if any)	83
Total investment management fees paid	$7,632,494
Portfolio turnover rate	192%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.7%
Financials	17.5%
Consumer Discretionary	11.8%
Health Care	9.3%
Materials	8.4%
Real Estate	7.7%
Utilities	7.2%
Information Technology	6.9%
Energy	4.8%
Consumer Staples	4.2%
Communication Services	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMVRX_1025
Annual Shareholder Report
October 31, 2025
The Hartford MidCap Value Fund
Class R4/HMVSX
This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$117	1.17%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Easing inflation, strong corporate earnings, and robust gross domestic product (GDP) growth contributed positively to U.S. equity performance during the period. Investor sentiment improved as trade tensions subsided, and sectors tied to artificial intelligence (AI) innovation drove performance. Fund performance described below is relative to the Russell Midcap Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a relative contributor during the period due to the Fund’s overweight allocations to the Utilities and Industrials sector, and underweight allocation to the Real Estate sector.
  Security selection within the Consumer Staples, Utilities, and Information Technology sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Flex (Information Technology), Allegro MicroSystems (Information Technology), and Cardinal Health (Healthcare).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Financials, Industrials, and Materials sectors.
  The Fund’s underweight allocations to the Information Technology and Communication Services sectors also detracted from relative results.
  The largest detractors over the period were not owning Robinhood Markets (Financials), an out-of-benchmark position in Boise Cascade (Industrials), and an overweight position in Charles River Laboratories (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R4
$10,000 starting value
$21,042 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value
Russell Midcap Value Index
$10,000 starting value
$24,116 ending value

Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	0.84%	13.34%	7.72%
Russell Midcap Value Index	7.86%	13.23%	9.20%
Russell 3000 Index	20.81%	16.74%	14.08%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,124,091,502
Total number of portfolio holdings (excluding derivatives, if any)	83
Total investment management fees paid	$7,632,494
Portfolio turnover rate	192%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.7%
Financials	17.5%
Consumer Discretionary	11.8%
Health Care	9.3%
Materials	8.4%
Real Estate	7.7%
Utilities	7.2%
Information Technology	6.9%
Energy	4.8%
Consumer Staples	4.2%
Communication Services	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMVSX_1025
Annual Shareholder Report
October 31, 2025
The Hartford MidCap Value Fund
Class R5/HMVTX
This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$87	0.87%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Easing inflation, strong corporate earnings, and robust gross domestic product (GDP) growth contributed positively to U.S. equity performance during the period. Investor sentiment improved as trade tensions subsided, and sectors tied to artificial intelligence (AI) innovation drove performance. Fund performance described below is relative to the Russell Midcap Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a relative contributor during the period due to the Fund’s overweight allocations to the Utilities and Industrials sector, and underweight allocation to the Real Estate sector.
  Security selection within the Consumer Staples, Utilities, and Information Technology sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Flex (Information Technology), Allegro MicroSystems (Information Technology), and Cardinal Health (Healthcare).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Financials, Industrials, and Materials sectors.
  The Fund’s underweight allocations to the Information Technology and Communication Services sectors also detracted from relative results.
  The largest detractors over the period were not owning Robinhood Markets (Financials), an out-of-benchmark position in Boise Cascade (Industrials), and an overweight position in Charles River Laboratories (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R5
$10,000 starting value
$21,674 ending value
Russell Midcap Value Index
$10,000 starting value
$24,116 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	1.12%	13.67%	8.04%
Russell Midcap Value Index	7.86%	13.23%	9.20%
Russell 3000 Index	20.81%	16.74%	14.08%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,124,091,502
Total number of portfolio holdings (excluding derivatives, if any)	83
Total investment management fees paid	$7,632,494
Portfolio turnover rate	192%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.7%
Financials	17.5%
Consumer Discretionary	11.8%
Health Care	9.3%
Materials	8.4%
Real Estate	7.7%
Utilities	7.2%
Information Technology	6.9%
Energy	4.8%
Consumer Staples	4.2%
Communication Services	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMVTX_1025
Annual Shareholder Report
October 31, 2025
The Hartford MidCap Value Fund
Class R6/HMVUX
This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$75	0.75%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Easing inflation, strong corporate earnings, and robust gross domestic product (GDP) growth contributed positively to U.S. equity performance during the period. Investor sentiment improved as trade tensions subsided, and sectors tied to artificial intelligence (AI) innovation drove performance. Fund performance described below is relative to the Russell Midcap Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a relative contributor during the period due to the Fund’s overweight allocations to the Utilities and Industrials sector, and underweight allocation to the Real Estate sector.
  Security selection within the Consumer Staples, Utilities, and Information Technology sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Flex (Information Technology), Allegro MicroSystems (Information Technology), and Cardinal Health (Healthcare).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Financials, Industrials, and Materials sectors.
  The Fund’s underweight allocations to the Information Technology and Communication Services sectors also detracted from relative results.
  The largest detractors over the period were not owning Robinhood Markets (Financials), an out-of-benchmark position in Boise Cascade (Industrials), and an overweight position in Charles River Laboratories (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R6
$10,000 starting value
$21,879 ending value
Russell Midcap Value Index
$10,000 starting value
$24,116 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	1.26%	13.81%	8.14%
Russell Midcap Value Index	7.86%	13.23%	9.20%
Russell 3000 Index	20.81%	16.74%	14.08%
Class R6 shares commenced operations on June 22, 2022 and performance for Class R6 shares prior to this date reflects the performance of the Fund's Class F shares from February 28, 2017 through June 21, 2022 and the Fund's Class I shares prior to February 28, 2017. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,124,091,502
Total number of portfolio holdings (excluding derivatives, if any)	83
Total investment management fees paid	$7,632,494
Portfolio turnover rate	192%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.7%
Financials	17.5%
Consumer Discretionary	11.8%
Health Care	9.3%
Materials	8.4%
Real Estate	7.7%
Utilities	7.2%
Information Technology	6.9%
Energy	4.8%
Consumer Staples	4.2%
Communication Services	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMVUX_1025
Annual Shareholder Report
October 31, 2025
The Hartford MidCap Value Fund
Class Y/HMVYX
This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$87	0.86%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Easing inflation, strong corporate earnings, and robust gross domestic product (GDP) growth contributed positively to U.S. equity performance during the period. Investor sentiment improved as trade tensions subsided, and sectors tied to artificial intelligence (AI) innovation drove performance. Fund performance described below is relative to the Russell Midcap Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a relative contributor during the period due to the Fund’s overweight allocations to the Utilities and Industrials sector, and underweight allocation to the Real Estate sector.
  Security selection within the Consumer Staples, Utilities, and Information Technology sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Flex (Information Technology), Allegro MicroSystems (Information Technology), and Cardinal Health (Healthcare).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Financials, Industrials, and Materials sectors.
  The Fund’s underweight allocations to the Information Technology and Communication Services sectors also detracted from relative results.
  The largest detractors over the period were not owning Robinhood Markets (Financials), an out-of-benchmark position in Boise Cascade (Industrials), and an overweight position in Charles River Laboratories (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$1,000,000
$800,000
$600,000
$400,000
$200,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class Y
$250,000 starting value
$544,037 ending value

Russell 3000 Index
$250,000 starting value
$933,573 ending value

Russell Midcap Value Index
$250,000 starting value
$602,895 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	1.17%	13.68%	8.09%
Russell Midcap Value Index	7.86%	13.23%	9.20%
Russell 3000 Index	20.81%	16.74%	14.08%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,124,091,502
Total number of portfolio holdings (excluding derivatives, if any)	83
Total investment management fees paid	$7,632,494
Portfolio turnover rate	192%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.7%
Financials	17.5%
Consumer Discretionary	11.8%
Health Care	9.3%
Materials	8.4%
Real Estate	7.7%
Utilities	7.2%
Information Technology	6.9%
Energy	4.8%
Consumer Staples	4.2%
Communication Services	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMVYX_1025
Annual Shareholder Report
October 31, 2025
The Hartford MidCap Value Fund
Class F/HMVFX
This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$75	0.75%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Easing inflation, strong corporate earnings, and robust gross domestic product (GDP) growth contributed positively to U.S. equity performance during the period. Investor sentiment improved as trade tensions subsided, and sectors tied to artificial intelligence (AI) innovation drove performance. Fund performance described below is relative to the Russell Midcap Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a relative contributor during the period due to the Fund’s overweight allocations to the Utilities and Industrials sector, and underweight allocation to the Real Estate sector.
  Security selection within the Consumer Staples, Utilities, and Information Technology sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Flex (Information Technology), Allegro MicroSystems (Information Technology), and Cardinal Health (Healthcare).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Financials, Industrials, and Materials sectors.
  The Fund’s underweight allocations to the Information Technology and Communication Services sectors also detracted from relative results.
  The largest detractors over the period were not owning Robinhood Markets (Financials), an out-of-benchmark position in Boise Cascade (Industrials), and an overweight position in Charles River Laboratories (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class F
$1,000,000 starting value
$2,187,203 ending value
Russell 3000 Index
$1,000,000 starting value
$3,734,291 ending value
Russell Midcap Value Index
$1,000,000 starting value
$2,411,580 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	1.25%	13.80%	8.14%
Russell Midcap Value Index	7.86%	13.23%	9.20%
Russell 3000 Index	20.81%	16.74%	14.08%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,124,091,502
Total number of portfolio holdings (excluding derivatives, if any)	83
Total investment management fees paid	$7,632,494
Portfolio turnover rate	192%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.7%
Financials	17.5%
Consumer Discretionary	11.8%
Health Care	9.3%
Materials	8.4%
Real Estate	7.7%
Utilities	7.2%
Information Technology	6.9%
Energy	4.8%
Consumer Staples	4.2%
Communication Services	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMVFX_1025
Annual Shareholder Report
October 31, 2025
Hartford Small Cap Value Fund
Class A/HSMAX
This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128*	1.28%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected Gross Domestic Product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve. Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the Russell 2000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, contributed positively to relative performance, mainly driven by an underweight allocation to the Real Estate sector and overweight allocation to the Information Technology sector.
  Top individual contributors over the period were overweight positions in ProAssurance (Financials) and SiriusPoint (Financials), and an out-of-benchmark position in Silicon Motion Technology (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Discretionary sectors.
  An overweight allocation to the Consumer Discretionary sector and underweight allocations to the Healthcare and Communication Services sectors also detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Malibu Boats (Consumer Discretionary), and National CineMedia (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class A
$9,450 starting value
$19,487 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value
Russell 2000 Value Index
$10,000 starting value
$22,943 ending value

Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	(4.96)%	12.17%	6.90%
Class A (without 5.50% maximum front-end sales charge)	0.58%	13.45%	7.51%
Russell 2000 Value Index	9.87%	13.85%	8.66%
Russell 3000 Index	20.81%	16.74%	14.08%
Performance for the Fund prior to November 1, 2018 reflects when the Fund pursued a different strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$183,426,055
Total number of portfolio holdings (excluding derivatives, if any)	63
Total investment management fees paid	$1,127,858
Portfolio turnover rate	60%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.4%
Consumer Discretionary	16.2%
Industrials	13.9%
Information Technology	8.5%
Materials	6.2%
Real Estate	5.4%
Health Care	5.3%
Utilities	4.1%
Energy	2.1%
Communication Services	1.1%
Consumer Staples	1.1%
Short-Term Investments	2.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSMAX_1025
Annual Shareholder Report
October 31, 2025
Hartford Small Cap Value Fund
Class C/HTSCX
This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205*	2.05%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected Gross Domestic Product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve. Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the Russell 2000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, contributed positively to relative performance, mainly driven by an underweight allocation to the Real Estate sector and overweight allocation to the Information Technology sector.
  Top individual contributors over the period were overweight positions in ProAssurance (Financials) and SiriusPoint (Financials), and an out-of-benchmark position in Silicon Motion Technology (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Discretionary sectors.
  An overweight allocation to the Consumer Discretionary sector and underweight allocations to the Healthcare and Communication Services sectors also detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Malibu Boats (Consumer Discretionary), and National CineMedia (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class C
$10,000 starting value
$19,134 ending value
Russell 2000 Value Index
$10,000 starting value
$22,943 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value

Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	(1.14)%	12.60%	6.70%
Class C (without 1.00% contingent deferred sales charge)	(0.14)%	12.60%	6.70%
Russell 2000 Value Index	9.87%	13.85%	8.66%
Russell 3000 Index	20.81%	16.74%	14.08%
Performance for the Fund prior to November 1, 2018 reflects when the Fund pursued a different strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$183,426,055
Total number of portfolio holdings (excluding derivatives, if any)	63
Total investment management fees paid	$1,127,858
Portfolio turnover rate	60%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.4%
Consumer Discretionary	16.2%
Industrials	13.9%
Information Technology	8.5%
Materials	6.2%
Real Estate	5.4%
Health Care	5.3%
Utilities	4.1%
Energy	2.1%
Communication Services	1.1%
Consumer Staples	1.1%
Short-Term Investments	2.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHTSCX_1025
Annual Shareholder Report
October 31, 2025
Hartford Small Cap Value Fund
Class I/HSEIX
This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100*	1.00%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected Gross Domestic Product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve. Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the Russell 2000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, contributed positively to relative performance, mainly driven by an underweight allocation to the Real Estate sector and overweight allocation to the Information Technology sector.
  Top individual contributors over the period were overweight positions in ProAssurance (Financials) and SiriusPoint (Financials), and an out-of-benchmark position in Silicon Motion Technology (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Discretionary sectors.
  An overweight allocation to the Consumer Discretionary sector and underweight allocations to the Healthcare and Communication Services sectors also detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Malibu Boats (Consumer Discretionary), and National CineMedia (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class I
$10,000 starting value
$21,273 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value
Russell 2000 Value Index
$10,000 starting value
$22,943 ending value

Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	0.88%	13.80%	7.84%
Russell 2000 Value Index	9.87%	13.85%	8.66%
Russell 3000 Index	20.81%	16.74%	14.08%
Performance for the Fund prior to November 1, 2018 reflects when the Fund pursued a different strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$183,426,055
Total number of portfolio holdings (excluding derivatives, if any)	63
Total investment management fees paid	$1,127,858
Portfolio turnover rate	60%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.4%
Consumer Discretionary	16.2%
Industrials	13.9%
Information Technology	8.5%
Materials	6.2%
Real Estate	5.4%
Health Care	5.3%
Utilities	4.1%
Energy	2.1%
Communication Services	1.1%
Consumer Staples	1.1%
Short-Term Investments	2.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSEIX_1025
Annual Shareholder Report
October 31, 2025
Hartford Small Cap Value Fund
Class R3/HSMRX
This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$150*	1.50%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected Gross Domestic Product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve. Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the Russell 2000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, contributed positively to relative performance, mainly driven by an underweight allocation to the Real Estate sector and overweight allocation to the Information Technology sector.
  Top individual contributors over the period were overweight positions in ProAssurance (Financials) and SiriusPoint (Financials), and an out-of-benchmark position in Silicon Motion Technology (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Discretionary sectors.
  An overweight allocation to the Consumer Discretionary sector and underweight allocations to the Healthcare and Communication Services sectors also detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Malibu Boats (Consumer Discretionary), and National CineMedia (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R3
$10,000 starting value
$20,244 ending value
Russell 2000 Value Index
$10,000 starting value
$22,943 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value

Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	0.35%	13.27%	7.31%
Russell 2000 Value Index	9.87%	13.85%	8.66%
Russell 3000 Index	20.81%	16.74%	14.08%
Performance for the Fund prior to November 1, 2018 reflects when the Fund pursued a different strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$183,426,055
Total number of portfolio holdings (excluding derivatives, if any)	63
Total investment management fees paid	$1,127,858
Portfolio turnover rate	60%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.4%
Consumer Discretionary	16.2%
Industrials	13.9%
Information Technology	8.5%
Materials	6.2%
Real Estate	5.4%
Health Care	5.3%
Utilities	4.1%
Energy	2.1%
Communication Services	1.1%
Consumer Staples	1.1%
Short-Term Investments	2.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSMRX_1025
Annual Shareholder Report
October 31, 2025
Hartford Small Cap Value Fund
Class R4/HSMSX
This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$120*	1.20%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected Gross Domestic Product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve. Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the Russell 2000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, contributed positively to relative performance, mainly driven by an underweight allocation to the Real Estate sector and overweight allocation to the Information Technology sector.
  Top individual contributors over the period were overweight positions in ProAssurance (Financials) and SiriusPoint (Financials), and an out-of-benchmark position in Silicon Motion Technology (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Discretionary sectors.
  An overweight allocation to the Consumer Discretionary sector and underweight allocations to the Healthcare and Communication Services sectors also detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Malibu Boats (Consumer Discretionary), and National CineMedia (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R4
$10,000 starting value
$20,780 ending value

Russell 2000 Value Index
$10,000 starting value
$22,943 ending value

Russell 3000 Index
$10,000 starting value
$37,343 ending value

Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	0.63%	13.55%	7.59%
Russell 2000 Value Index	9.87%	13.85%	8.66%
Russell 3000 Index	20.81%	16.74%	14.08%
Performance for the Fund prior to November 1, 2018 reflects when the Fund pursued a different strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$183,426,055
Total number of portfolio holdings (excluding derivatives, if any)	63
Total investment management fees paid	$1,127,858
Portfolio turnover rate	60%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.4%
Consumer Discretionary	16.2%
Industrials	13.9%
Information Technology	8.5%
Materials	6.2%
Real Estate	5.4%
Health Care	5.3%
Utilities	4.1%
Energy	2.1%
Communication Services	1.1%
Consumer Staples	1.1%
Short-Term Investments	2.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSMSX_1025
Annual Shareholder Report
October 31, 2025
Hartford Small Cap Value Fund
Class R5/HSMTX
This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$90*	0.90%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected Gross Domestic Product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve. Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the Russell 2000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, contributed positively to relative performance, mainly driven by an underweight allocation to the Real Estate sector and overweight allocation to the Information Technology sector.
  Top individual contributors over the period were overweight positions in ProAssurance (Financials) and SiriusPoint (Financials), and an out-of-benchmark position in Silicon Motion Technology (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Discretionary sectors.
  An overweight allocation to the Consumer Discretionary sector and underweight allocations to the Healthcare and Communication Services sectors also detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Malibu Boats (Consumer Discretionary), and National CineMedia (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R5
$10,000 starting value
$21,442 ending value
Russell 2000 Value Index
$10,000 starting value
$22,943 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value

Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	1.00%	13.91%	7.93%
Russell 2000 Value Index	9.87%	13.85%	8.66%
Russell 3000 Index	20.81%	16.74%	14.08%
Performance for the Fund prior to November 1, 2018 reflects when the Fund pursued a different strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$183,426,055
Total number of portfolio holdings (excluding derivatives, if any)	63
Total investment management fees paid	$1,127,858
Portfolio turnover rate	60%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.4%
Consumer Discretionary	16.2%
Industrials	13.9%
Information Technology	8.5%
Materials	6.2%
Real Estate	5.4%
Health Care	5.3%
Utilities	4.1%
Energy	2.1%
Communication Services	1.1%
Consumer Staples	1.1%
Short-Term Investments	2.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSMTX_1025
Annual Shareholder Report
October 31, 2025
Hartford Small Cap Value Fund
Class R6/HSMVX
This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$80*	0.80%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected Gross Domestic Product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve. Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the Russell 2000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, contributed positively to relative performance, mainly driven by an underweight allocation to the Real Estate sector and overweight allocation to the Information Technology sector.
  Top individual contributors over the period were overweight positions in ProAssurance (Financials) and SiriusPoint (Financials), and an out-of-benchmark position in Silicon Motion Technology (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Discretionary sectors.
  An overweight allocation to the Consumer Discretionary sector and underweight allocations to the Healthcare and Communication Services sectors also detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Malibu Boats (Consumer Discretionary), and National CineMedia (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R6
$10,000 starting value
$21,621 ending value
Russell 2000 Value Index
$10,000 starting value
$22,943 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	1.10%	14.01%	8.02%
Russell 2000 Value Index	9.87%	13.85%	8.66%
Russell 3000 Index	20.81%	16.74%	14.08%
Performance for Class R6 shares prior to February 28, 2018 (the inception date of Class R6) reflects the performance of the Fund's Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
Performance for the Fund prior to November 1, 2018 reflects when the Fund pursued a different strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$183,426,055
Total number of portfolio holdings (excluding derivatives, if any)	63
Total investment management fees paid	$1,127,858
Portfolio turnover rate	60%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.4%
Consumer Discretionary	16.2%
Industrials	13.9%
Information Technology	8.5%
Materials	6.2%
Real Estate	5.4%
Health Care	5.3%
Utilities	4.1%
Energy	2.1%
Communication Services	1.1%
Consumer Staples	1.1%
Short-Term Investments	2.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSMVX_1025
Annual Shareholder Report
October 31, 2025
Hartford Small Cap Value Fund
Class Y/HSMYX
This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$85*	0.85%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected Gross Domestic Product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve. Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the Russell 2000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, contributed positively to relative performance, mainly driven by an underweight allocation to the Real Estate sector and overweight allocation to the Information Technology sector.
  Top individual contributors over the period were overweight positions in ProAssurance (Financials) and SiriusPoint (Financials), and an out-of-benchmark position in Silicon Motion Technology (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Discretionary sectors.
  An overweight allocation to the Consumer Discretionary sector and underweight allocations to the Healthcare and Communication Services sectors also detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Malibu Boats (Consumer Discretionary), and National CineMedia (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$1,000,000
$800,000
$600,000
$400,000
$200,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class Y
$250,000 starting value
$538,507 ending value
Russell 3000 Index
$250,000 starting value
$933,573 ending value
Russell 2000 Value Index
$250,000 starting value
$573,575 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	1.05%	13.94%	7.98%
Russell 2000 Value Index	9.87%	13.85%	8.66%
Russell 3000 Index	20.81%	16.74%	14.08%
Performance for the Fund prior to November 1, 2018 reflects when the Fund pursued a different strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$183,426,055
Total number of portfolio holdings (excluding derivatives, if any)	63
Total investment management fees paid	$1,127,858
Portfolio turnover rate	60%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.4%
Consumer Discretionary	16.2%
Industrials	13.9%
Information Technology	8.5%
Materials	6.2%
Real Estate	5.4%
Health Care	5.3%
Utilities	4.1%
Energy	2.1%
Communication Services	1.1%
Consumer Staples	1.1%
Short-Term Investments	2.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSMYX_1025
Annual Shareholder Report
October 31, 2025
Hartford Small Cap Value Fund
Class F/HSMFX
This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$80*	0.80%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected Gross Domestic Product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve. Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the Russell 2000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, contributed positively to relative performance, mainly driven by an underweight allocation to the Real Estate sector and overweight allocation to the Information Technology sector.
  Top individual contributors over the period were overweight positions in ProAssurance (Financials) and SiriusPoint (Financials), and an out-of-benchmark position in Silicon Motion Technology (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Discretionary sectors.
  An overweight allocation to the Consumer Discretionary sector and underweight allocations to the Healthcare and Communication Services sectors also detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Malibu Boats (Consumer Discretionary), and National CineMedia (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class F
$1,000,000 starting value
$2,155,330 ending value
Russell 2000 Value Index
$1,000,000 starting value
$2,294,299 ending value
Russell 3000 Index
$1,000,000 starting value
$3,734,291 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	1.01%	14.01%	7.98%
Russell 2000 Value Index	9.87%	13.85%	8.66%
Russell 3000 Index	20.81%	16.74%	14.08%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
Performance for the Fund prior to November 1, 2018 reflects when the Fund pursued a different strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$183,426,055
Total number of portfolio holdings (excluding derivatives, if any)	63
Total investment management fees paid	$1,127,858
Portfolio turnover rate	60%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.4%
Consumer Discretionary	16.2%
Industrials	13.9%
Information Technology	8.5%
Materials	6.2%
Real Estate	5.4%
Health Care	5.3%
Utilities	4.1%
Energy	2.1%
Communication Services	1.1%
Consumer Staples	1.1%
Short-Term Investments	2.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSMFX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Small Company Fund
Class A/IHSAX
This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137*	1.30%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Consumer Discretionary and Real Estate sectors contributed positively to relative performance.
  An overweight allocation to the Industrials sector and an underweight to Financials contributed to relative performance.
  Top individual contributors over the period were overweight allocations in Hims & Hers Health (Health Care) and Insmed (Pharmaceuticals, Biotechnology & Life Sciences), and an out-of-benchmark position in Verona Pharma (Pharmaceuticals, Biotechnology & Life Sciences).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance during the period with weak selection in Industrials, Materials, and Information Technology.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance, mainly driven by the Fund’s underweight allocation to Information Technology as well as an overweight allocation to Consumer Discretionary.
  The largest individual detractors over the period were an underweight allocation to Bloom Energy (Industrials) as well as overweight allocations to PROCEPT BioRobotics (Health Care) and Cabot (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class A
$9,450 starting value
$23,410 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value
Russell 2000 Growth Index
$10,000 starting value
$25,121 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	4.34%	2.99%	8.88%
Class A (without 5.50% maximum front-end sales charge)	10.42%	4.16%	9.50%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
Russell 3000 Index	20.81%	16.74%	14.08%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$635,156,830
Total number of portfolio holdings (excluding derivatives, if any)	105
Total investment management fees paid	$5,020,859
Portfolio turnover rate	71%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.0%
Industrials	23.4%
Information Technology	19.9%
Consumer Discretionary	11.0%
Financials	8.8%
Real Estate	3.4%
Materials	2.4%
Consumer Staples	1.8%
Energy	1.7%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHSAX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Small Company Fund
Class C/HSMCX
This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$223*	2.13%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Consumer Discretionary and Real Estate sectors contributed positively to relative performance.
  An overweight allocation to the Industrials sector and an underweight to Financials contributed to relative performance.
  Top individual contributors over the period were overweight allocations in Hims & Hers Health (Health Care) and Insmed (Pharmaceuticals, Biotechnology & Life Sciences), and an out-of-benchmark position in Verona Pharma (Pharmaceuticals, Biotechnology & Life Sciences).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance during the period with weak selection in Industrials, Materials, and Information Technology.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance, mainly driven by the Fund’s underweight allocation to Information Technology as well as an overweight allocation to Consumer Discretionary.
  The largest individual detractors over the period were an underweight allocation to Bloom Energy (Industrials) as well as overweight allocations to PROCEPT BioRobotics (Health Care) and Cabot (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class C
$10,000 starting value
$22,854 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value
Russell 2000 Growth Index
$10,000 starting value
$25,121 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	8.46%	3.29%	8.62%
Class C (without 1.00% contingent deferred sales charge)	9.46%	3.29%	8.62%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
Russell 3000 Index	20.81%	16.74%	14.08%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$635,156,830
Total number of portfolio holdings (excluding derivatives, if any)	105
Total investment management fees paid	$5,020,859
Portfolio turnover rate	71%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.0%
Industrials	23.4%
Information Technology	19.9%
Consumer Discretionary	11.0%
Financials	8.8%
Real Estate	3.4%
Materials	2.4%
Consumer Staples	1.8%
Energy	1.7%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSMCX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Small Company Fund
Class I/IHSIX
This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$105*	1.00%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Consumer Discretionary and Real Estate sectors contributed positively to relative performance.
  An overweight allocation to the Industrials sector and an underweight to Financials contributed to relative performance.
  Top individual contributors over the period were overweight allocations in Hims & Hers Health (Health Care) and Insmed (Pharmaceuticals, Biotechnology & Life Sciences), and an out-of-benchmark position in Verona Pharma (Pharmaceuticals, Biotechnology & Life Sciences).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance during the period with weak selection in Industrials, Materials, and Information Technology.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance, mainly driven by the Fund’s underweight allocation to Information Technology as well as an overweight allocation to Consumer Discretionary.
  The largest individual detractors over the period were an underweight allocation to Bloom Energy (Industrials) as well as overweight allocations to PROCEPT BioRobotics (Health Care) and Cabot (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class I
$10,000 starting value
$25,471 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value
Russell 2000 Growth Index
$10,000 starting value
$25,121 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	10.69%	4.46%	9.80%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
Russell 3000 Index	20.81%	16.74%	14.08%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$635,156,830
Total number of portfolio holdings (excluding derivatives, if any)	105
Total investment management fees paid	$5,020,859
Portfolio turnover rate	71%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.0%
Industrials	23.4%
Information Technology	19.9%
Consumer Discretionary	11.0%
Financials	8.8%
Real Estate	3.4%
Materials	2.4%
Consumer Staples	1.8%
Energy	1.7%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHSIX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Small Company Fund
Class R3/IHSRX
This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$168*	1.60%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Consumer Discretionary and Real Estate sectors contributed positively to relative performance.
  An overweight allocation to the Industrials sector and an underweight to Financials contributed to relative performance.
  Top individual contributors over the period were overweight allocations in Hims & Hers Health (Health Care) and Insmed (Pharmaceuticals, Biotechnology & Life Sciences), and an out-of-benchmark position in Verona Pharma (Pharmaceuticals, Biotechnology & Life Sciences).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance during the period with weak selection in Industrials, Materials, and Information Technology.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance, mainly driven by the Fund’s underweight allocation to Information Technology as well as an overweight allocation to Consumer Discretionary.
  The largest individual detractors over the period were an underweight allocation to Bloom Energy (Industrials) as well as overweight allocations to PROCEPT BioRobotics (Health Care) and Cabot (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R3
$10,000 starting value
$24,141 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value
Russell 2000 Growth Index
$10,000 starting value
$25,121 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	10.06%	3.83%	9.21%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
Russell 3000 Index	20.81%	16.74%	14.08%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$635,156,830
Total number of portfolio holdings (excluding derivatives, if any)	105
Total investment management fees paid	$5,020,859
Portfolio turnover rate	71%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.0%
Industrials	23.4%
Information Technology	19.9%
Consumer Discretionary	11.0%
Financials	8.8%
Real Estate	3.4%
Materials	2.4%
Consumer Staples	1.8%
Energy	1.7%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHSRX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Small Company Fund
Class R4/IHSSX
This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$137*	1.30%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Consumer Discretionary and Real Estate sectors contributed positively to relative performance.
  An overweight allocation to the Industrials sector and an underweight to Financials contributed to relative performance.
  Top individual contributors over the period were overweight allocations in Hims & Hers Health (Health Care) and Insmed (Pharmaceuticals, Biotechnology & Life Sciences), and an out-of-benchmark position in Verona Pharma (Pharmaceuticals, Biotechnology & Life Sciences).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance during the period with weak selection in Industrials, Materials, and Information Technology.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance, mainly driven by the Fund’s underweight allocation to Information Technology as well as an overweight allocation to Consumer Discretionary.
  The largest individual detractors over the period were an underweight allocation to Bloom Energy (Industrials) as well as overweight allocations to PROCEPT BioRobotics (Health Care) and Cabot (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R4
$10,000 starting value
$24,875 ending value
Russell 2000 Growth Index
$10,000 starting value
$25,121 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	10.35%	4.15%	9.54%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
Russell 3000 Index	20.81%	16.74%	14.08%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$635,156,830
Total number of portfolio holdings (excluding derivatives, if any)	105
Total investment management fees paid	$5,020,859
Portfolio turnover rate	71%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.0%
Industrials	23.4%
Information Technology	19.9%
Consumer Discretionary	11.0%
Financials	8.8%
Real Estate	3.4%
Materials	2.4%
Consumer Staples	1.8%
Energy	1.7%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHSSX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Small Company Fund
Class R5/IHSUX
This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$105*	1.00%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Consumer Discretionary and Real Estate sectors contributed positively to relative performance.
  An overweight allocation to the Industrials sector and an underweight to Financials contributed to relative performance.
  Top individual contributors over the period were overweight allocations in Hims & Hers Health (Health Care) and Insmed (Pharmaceuticals, Biotechnology & Life Sciences), and an out-of-benchmark position in Verona Pharma (Pharmaceuticals, Biotechnology & Life Sciences).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance during the period with weak selection in Industrials, Materials, and Information Technology.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance, mainly driven by the Fund’s underweight allocation to Information Technology as well as an overweight allocation to Consumer Discretionary.
  The largest individual detractors over the period were an underweight allocation to Bloom Energy (Industrials) as well as overweight allocations to PROCEPT BioRobotics (Health Care) and Cabot (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R5
$10,000 starting value
$25,629 ending value

Russell 3000 Index
$10,000 starting value
$37,343 ending value

Russell 2000 Growth Index
$10,000 starting value
$25,121 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	10.72%	4.46%	9.87%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
Russell 3000 Index	20.81%	16.74%	14.08%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$635,156,830
Total number of portfolio holdings (excluding derivatives, if any)	105
Total investment management fees paid	$5,020,859
Portfolio turnover rate	71%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.0%
Industrials	23.4%
Information Technology	19.9%
Consumer Discretionary	11.0%
Financials	8.8%
Real Estate	3.4%
Materials	2.4%
Consumer Staples	1.8%
Energy	1.7%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHSUX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Small Company Fund
Class R6/IHSVX
This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$94*	0.89%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Consumer Discretionary and Real Estate sectors contributed positively to relative performance.
  An overweight allocation to the Industrials sector and an underweight to Financials contributed to relative performance.
  Top individual contributors over the period were overweight allocations in Hims & Hers Health (Health Care) and Insmed (Pharmaceuticals, Biotechnology & Life Sciences), and an out-of-benchmark position in Verona Pharma (Pharmaceuticals, Biotechnology & Life Sciences).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance during the period with weak selection in Industrials, Materials, and Information Technology.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance, mainly driven by the Fund’s underweight allocation to Information Technology as well as an overweight allocation to Consumer Discretionary.
  The largest individual detractors over the period were an underweight allocation to Bloom Energy (Industrials) as well as overweight allocations to PROCEPT BioRobotics (Health Care) and Cabot (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R6
$10,000 starting value
$25,862 ending value
Russell 2000 Growth Index
$10,000 starting value
$25,121 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	10.83%	4.58%	9.97%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
Russell 3000 Index	20.81%	16.74%	14.08%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$635,156,830
Total number of portfolio holdings (excluding derivatives, if any)	105
Total investment management fees paid	$5,020,859
Portfolio turnover rate	71%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.0%
Industrials	23.4%
Information Technology	19.9%
Consumer Discretionary	11.0%
Financials	8.8%
Real Estate	3.4%
Materials	2.4%
Consumer Staples	1.8%
Energy	1.7%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHSVX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Small Company Fund
Class Y/HSCYX
This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$104*	0.99%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Consumer Discretionary and Real Estate sectors contributed positively to relative performance.
  An overweight allocation to the Industrials sector and an underweight to Financials contributed to relative performance.
  Top individual contributors over the period were overweight allocations in Hims & Hers Health (Health Care) and Insmed (Pharmaceuticals, Biotechnology & Life Sciences), and an out-of-benchmark position in Verona Pharma (Pharmaceuticals, Biotechnology & Life Sciences).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance during the period with weak selection in Industrials, Materials, and Information Technology.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance, mainly driven by the Fund’s underweight allocation to Information Technology as well as an overweight allocation to Consumer Discretionary.
  The largest individual detractors over the period were an underweight allocation to Bloom Energy (Industrials) as well as overweight allocations to PROCEPT BioRobotics (Health Care) and Cabot (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$1,000,000
$800,000
$600,000
$400,000
$200,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class Y
$250,000 starting value
$642,095 ending value
Russell 2000 Growth Index
$250,000 starting value
$628,033 ending value
Russell 3000 Index
$250,000 starting value
$933,573 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	10.68%	4.46%	9.89%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
Russell 3000 Index	20.81%	16.74%	14.08%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$635,156,830
Total number of portfolio holdings (excluding derivatives, if any)	105
Total investment management fees paid	$5,020,859
Portfolio turnover rate	71%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.0%
Industrials	23.4%
Information Technology	19.9%
Consumer Discretionary	11.0%
Financials	8.8%
Real Estate	3.4%
Materials	2.4%
Consumer Staples	1.8%
Energy	1.7%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSCYX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Small Company Fund
Class F/IHSFX
This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$94*	0.89%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Consumer Discretionary and Real Estate sectors contributed positively to relative performance.
  An overweight allocation to the Industrials sector and an underweight to Financials contributed to relative performance.
  Top individual contributors over the period were overweight allocations in Hims & Hers Health (Health Care) and Insmed (Pharmaceuticals, Biotechnology & Life Sciences), and an out-of-benchmark position in Verona Pharma (Pharmaceuticals, Biotechnology & Life Sciences).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance during the period with weak selection in Industrials, Materials, and Information Technology.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance, mainly driven by the Fund’s underweight allocation to Information Technology as well as an overweight allocation to Consumer Discretionary.
  The largest individual detractors over the period were an underweight allocation to Bloom Energy (Industrials) as well as overweight allocations to PROCEPT BioRobotics (Health Care) and Cabot (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class F
$1,000,000 starting value
$2,575,492 ending value
Russell 3000 Index
$1,000,000 starting value
$3,734,291 ending value
Russell 2000 Growth Index
$1,000,000 starting value
$2,512,131 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	10.86%	4.58%	9.92%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
Russell 3000 Index	20.81%	16.74%	14.08%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$635,156,830
Total number of portfolio holdings (excluding derivatives, if any)	105
Total investment management fees paid	$5,020,859
Portfolio turnover rate	71%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.0%
Industrials	23.4%
Information Technology	19.9%
Consumer Discretionary	11.0%
Financials	8.8%
Real Estate	3.4%
Materials	2.4%
Consumer Staples	1.8%
Energy	1.7%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHSFX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Balanced Income Fund
Class A/HBLAX
This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.89%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Equity markets rose in the twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Performance was positive across eight sectors, led by Communication Services and Information Technology. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection in Investment-Grade Credit was the primary contributor to benchmark relative returns within the fixed income portion of the Fund.
  The Fund’s overweight to and security selection within High Yield Credit contributed positively to relative returns within the fixed income portion of the Fund.
  Within the fixed income portion of the Fund, security selection within Emerging Markets Debt was additive to relative results.
  Within the equity portion of the Fund, security selection in Industrials, Energy, and Utilities sectors contributed positively to benchmark-relative returns during the period.
Top Detractors to Performance
  Within the equity portion of the Fund, the primary detractor to relative performance was security selection within the Real Estate, Consumer Staples, and Communication Services sectors.
  Sector allocation within equities also detracted from relative performance, particularly underweights in the Communication Services and Financials sectors, and overweight in the Consumer Staples sector.
  Within the fixed income portion of the Fund, underweight allocation to Investment-Grade credit detracted from benchmark-relative returns over the period.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class A
$9,450 starting value
$17,358 ending value
Blended Benchmark
$10,000 starting value
$18,750 ending value
Russell 1000 Value Index
$10,000 starting value
$25,863 ending value
Bloomberg US Corporate Index
$10,000 starting value
$13,597 ending value
JP Morgan Emerging Markets Bond Index Plus
$10,000 starting value
$12,692 ending value
Bloomberg US High Yield - 2% Issuer Cap Index
$10,000 starting value
$17,724 ending value
Russell 1000 Index
$10,000 starting value
$38,358 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	1.26%	4.91%	5.67%
Class A (without 5.50% maximum front-end sales charge)	7.15%	6.10%	6.27%
Blended Benchmark	9.15%	6.94%	6.49%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Bloomberg US Corporate Index	6.62%	0.46%	3.12%
JP Morgan Emerging Markets Bond Index Plus	11.96%	0.23%	2.41%
Bloomberg US High Yield - 2% Issuer Cap Index	8.16%	5.47%	5.89%
Russell 1000 Index	21.14%	17.05%	14.39%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$11,663,746,390
Total number of portfolio holdings	1,525
Total investment management fees paid	$63,863,409
Portfolio turnover rate	90%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
Common Stocks	44.1%
Foreign Government Obligations	4.1%
U.S. Government Securities	4.0%
Municipal Bonds	0.4%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.8%
Other Assets & Liabilities	0.4%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Event Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBLAX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Balanced Income Fund
Class C/HBLCX
This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$170	1.65%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Equity markets rose in the twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Performance was positive across eight sectors, led by Communication Services and Information Technology. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection in Investment-Grade Credit was the primary contributor to benchmark relative returns within the fixed income portion of the Fund.
  The Fund’s overweight to and security selection within High Yield Credit contributed positively to relative returns within the fixed income portion of the Fund.
  Within the fixed income portion of the Fund, security selection within Emerging Markets Debt was additive to relative results.
  Within the equity portion of the Fund, security selection in Industrials, Energy, and Utilities sectors contributed positively to benchmark-relative returns during the period.
Top Detractors to Performance
  Within the equity portion of the Fund, the primary detractor to relative performance was security selection within the Real Estate, Consumer Staples, and Communication Services sectors.
  Sector allocation within equities also detracted from relative performance, particularly underweights in the Communication Services and Financials sectors, and overweight in the Consumer Staples sector.
  Within the fixed income portion of the Fund, underweight allocation to Investment-Grade credit detracted from benchmark-relative returns over the period.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class C
$10,000 starting value
$17,048 ending value
Blended Benchmark
$10,000 starting value
$18,750 ending value
Russell 1000 Value Index
$10,000 starting value
$25,863 ending value
Bloomberg US Corporate Index
$10,000 starting value
$13,597 ending value
JP Morgan Emerging Markets Bond Index Plus
$10,000 starting value
$12,692 ending value
Bloomberg US High Yield - 2% Issuer Cap Index
$10,000 starting value
$17,724 ending value
Russell 1000 Index
$10,000 starting value
$38,358 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	5.36%	5.32%	5.48%
Class C (without 1.00% contingent deferred sales charge)	6.36%	5.32%	5.48%
Blended Benchmark	9.15%	6.94%	6.49%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Bloomberg US Corporate Index	6.62%	0.46%	3.12%
JP Morgan Emerging Markets Bond Index Plus	11.96%	0.23%	2.41%
Bloomberg US High Yield - 2% Issuer Cap Index	8.16%	5.47%	5.89%
Russell 1000 Index	21.14%	17.05%	14.39%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$11,663,746,390
Total number of portfolio holdings	1,525
Total investment management fees paid	$63,863,409
Portfolio turnover rate	90%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
Common Stocks	44.1%
Foreign Government Obligations	4.1%
U.S. Government Securities	4.0%
Municipal Bonds	0.4%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.8%
Other Assets & Liabilities	0.4%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Event Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBLCX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Balanced Income Fund
Class I/HBLIX
This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	0.66%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Equity markets rose in the twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Performance was positive across eight sectors, led by Communication Services and Information Technology. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection in Investment-Grade Credit was the primary contributor to benchmark relative returns within the fixed income portion of the Fund.
  The Fund’s overweight to and security selection within High Yield Credit contributed positively to relative returns within the fixed income portion of the Fund.
  Within the fixed income portion of the Fund, security selection within Emerging Markets Debt was additive to relative results.
  Within the equity portion of the Fund, security selection in Industrials, Energy, and Utilities sectors contributed positively to benchmark-relative returns during the period.
Top Detractors to Performance
  Within the equity portion of the Fund, the primary detractor to relative performance was security selection within the Real Estate, Consumer Staples, and Communication Services sectors.
  Sector allocation within equities also detracted from relative performance, particularly underweights in the Communication Services and Financials sectors, and overweight in the Consumer Staples sector.
  Within the fixed income portion of the Fund, underweight allocation to Investment-Grade credit detracted from benchmark-relative returns over the period.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class I
$10,000 starting value
$18,835 ending value

Blended Benchmark
$10,000 starting value
$18,750 ending value

Russell 1000 Value Index
$10,000 starting value
$25,863 ending value

Bloomberg US Corporate Index
$10,000 starting value
$13,597 ending value

JP Morgan Emerging Markets Bond Index Plus
$10,000 starting value
$12,692 ending value

Bloomberg US High Yield - 2% Issuer Cap Index
$10,000 starting value
$17,724 ending value

Russell 1000 Index
$10,000 starting value
$38,358 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	7.40%	6.37%	6.54%
Blended Benchmark	9.15%	6.94%	6.49%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Bloomberg US Corporate Index	6.62%	0.46%	3.12%
JP Morgan Emerging Markets Bond Index Plus	11.96%	0.23%	2.41%
Bloomberg US High Yield - 2% Issuer Cap Index	8.16%	5.47%	5.89%
Russell 1000 Index	21.14%	17.05%	14.39%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$11,663,746,390
Total number of portfolio holdings	1,525
Total investment management fees paid	$63,863,409
Portfolio turnover rate	90%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
Common Stocks	44.1%
Foreign Government Obligations	4.1%
U.S. Government Securities	4.0%
Municipal Bonds	0.4%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.8%
Other Assets & Liabilities	0.4%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Event Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBLIX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Balanced Income Fund
Class R3/HBLRX
This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$131	1.27%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Equity markets rose in the twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Performance was positive across eight sectors, led by Communication Services and Information Technology. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection in Investment-Grade Credit was the primary contributor to benchmark relative returns within the fixed income portion of the Fund.
  The Fund’s overweight to and security selection within High Yield Credit contributed positively to relative returns within the fixed income portion of the Fund.
  Within the fixed income portion of the Fund, security selection within Emerging Markets Debt was additive to relative results.
  Within the equity portion of the Fund, security selection in Industrials, Energy, and Utilities sectors contributed positively to benchmark-relative returns during the period.
Top Detractors to Performance
  Within the equity portion of the Fund, the primary detractor to relative performance was security selection within the Real Estate, Consumer Staples, and Communication Services sectors.
  Sector allocation within equities also detracted from relative performance, particularly underweights in the Communication Services and Financials sectors, and overweight in the Consumer Staples sector.
  Within the fixed income portion of the Fund, underweight allocation to Investment-Grade credit detracted from benchmark-relative returns over the period.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R3
$10,000 starting value
$17,735 ending value
JP Morgan Emerging Markets Bond Index Plus
$10,000 starting value
$12,692 ending value
Blended Benchmark
$10,000 starting value
$18,750 ending value
Bloomberg US High Yield - 2% Issuer Cap Index
$10,000 starting value
$17,724 ending value
Russell 1000 Value Index
$10,000 starting value
$25,863 ending value
Russell 1000 Index
$10,000 starting value
$38,358 ending value
Bloomberg US Corporate Index
$10,000 starting value
$13,597 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	6.76%	5.71%	5.90%
Blended Benchmark	9.15%	6.94%	6.49%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Bloomberg US Corporate Index	6.62%	0.46%	3.12%
JP Morgan Emerging Markets Bond Index Plus	11.96%	0.23%	2.41%
Bloomberg US High Yield - 2% Issuer Cap Index	8.16%	5.47%	5.89%
Russell 1000 Index	21.14%	17.05%	14.39%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$11,663,746,390
Total number of portfolio holdings	1,525
Total investment management fees paid	$63,863,409
Portfolio turnover rate	90%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
Common Stocks	44.1%
Foreign Government Obligations	4.1%
U.S. Government Securities	4.0%
Municipal Bonds	0.4%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.8%
Other Assets & Liabilities	0.4%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Event Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBLRX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Balanced Income Fund
Class R4/HBLSX
This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$100	0.97%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Equity markets rose in the twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Performance was positive across eight sectors, led by Communication Services and Information Technology. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection in Investment-Grade Credit was the primary contributor to benchmark relative returns within the fixed income portion of the Fund.
  The Fund’s overweight to and security selection within High Yield Credit contributed positively to relative returns within the fixed income portion of the Fund.
  Within the fixed income portion of the Fund, security selection within Emerging Markets Debt was additive to relative results.
  Within the equity portion of the Fund, security selection in Industrials, Energy, and Utilities sectors contributed positively to benchmark-relative returns during the period.
Top Detractors to Performance
  Within the equity portion of the Fund, the primary detractor to relative performance was security selection within the Real Estate, Consumer Staples, and Communication Services sectors.
  Sector allocation within equities also detracted from relative performance, particularly underweights in the Communication Services and Financials sectors, and overweight in the Consumer Staples sector.
  Within the fixed income portion of the Fund, underweight allocation to Investment-Grade credit detracted from benchmark-relative returns over the period.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R4
$10,000 starting value
$18,276 ending value

Blended Benchmark
$10,000 starting value
$18,750 ending value

Russell 1000 Value Index
$10,000 starting value
$25,863 ending value

Bloomberg US Corporate Index
$10,000 starting value
$13,597 ending value

JP Morgan Emerging Markets Bond Index Plus
$10,000 starting value
$12,692 ending value

Bloomberg US High Yield - 2% Issuer Cap Index
$10,000 starting value
$17,724 ending value

Russell 1000 Index
$10,000 starting value
$38,358 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	7.09%	6.03%	6.22%
Blended Benchmark	9.15%	6.94%	6.49%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Bloomberg US Corporate Index	6.62%	0.46%	3.12%
JP Morgan Emerging Markets Bond Index Plus	11.96%	0.23%	2.41%
Bloomberg US High Yield - 2% Issuer Cap Index	8.16%	5.47%	5.89%
Russell 1000 Index	21.14%	17.05%	14.39%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$11,663,746,390
Total number of portfolio holdings	1,525
Total investment management fees paid	$63,863,409
Portfolio turnover rate	90%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
Common Stocks	44.1%
Foreign Government Obligations	4.1%
U.S. Government Securities	4.0%
Municipal Bonds	0.4%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.8%
Other Assets & Liabilities	0.4%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Event Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBLSX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Balanced Income Fund
Class R5/HBLTX
This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$69	0.67%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Equity markets rose in the twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Performance was positive across eight sectors, led by Communication Services and Information Technology. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection in Investment-Grade Credit was the primary contributor to benchmark relative returns within the fixed income portion of the Fund.
  The Fund’s overweight to and security selection within High Yield Credit contributed positively to relative returns within the fixed income portion of the Fund.
  Within the fixed income portion of the Fund, security selection within Emerging Markets Debt was additive to relative results.
  Within the equity portion of the Fund, security selection in Industrials, Energy, and Utilities sectors contributed positively to benchmark-relative returns during the period.
Top Detractors to Performance
  Within the equity portion of the Fund, the primary detractor to relative performance was security selection within the Real Estate, Consumer Staples, and Communication Services sectors.
  Sector allocation within equities also detracted from relative performance, particularly underweights in the Communication Services and Financials sectors, and overweight in the Consumer Staples sector.
  Within the fixed income portion of the Fund, underweight allocation to Investment-Grade credit detracted from benchmark-relative returns over the period.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R5
$10,000 starting value
$18,796 ending value

Blended Benchmark
$10,000 starting value
$18,750 ending value

Russell 1000 Value Index
$10,000 starting value
$25,863 ending value

Bloomberg US Corporate Index
$10,000 starting value
$13,597 ending value

JP Morgan Emerging Markets Bond Index Plus
$10,000 starting value
$12,692 ending value

Bloomberg US High Yield - 2% Issuer Cap Index
$10,000 starting value
$17,724 ending value

Russell 1000 Index
$10,000 starting value
$38,358 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	7.40%	6.34%	6.51%
Blended Benchmark	9.15%	6.94%	6.49%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Bloomberg US Corporate Index	6.62%	0.46%	3.12%
JP Morgan Emerging Markets Bond Index Plus	11.96%	0.23%	2.41%
Bloomberg US High Yield - 2% Issuer Cap Index	8.16%	5.47%	5.89%
Russell 1000 Index	21.14%	17.05%	14.39%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$11,663,746,390
Total number of portfolio holdings	1,525
Total investment management fees paid	$63,863,409
Portfolio turnover rate	90%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
Common Stocks	44.1%
Foreign Government Obligations	4.1%
U.S. Government Securities	4.0%
Municipal Bonds	0.4%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.8%
Other Assets & Liabilities	0.4%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Event Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBLTX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Balanced Income Fund
Class R6/HBLVX
This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$59	0.57%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Equity markets rose in the twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Performance was positive across eight sectors, led by Communication Services and Information Technology. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection in Investment-Grade Credit was the primary contributor to benchmark relative returns within the fixed income portion of the Fund.
  The Fund’s overweight to and security selection within High Yield Credit contributed positively to relative returns within the fixed income portion of the Fund.
  Within the fixed income portion of the Fund, security selection within Emerging Markets Debt was additive to relative results.
  Within the equity portion of the Fund, security selection in Industrials, Energy, and Utilities sectors contributed positively to benchmark-relative returns during the period.
Top Detractors to Performance
  Within the equity portion of the Fund, the primary detractor to relative performance was security selection within the Real Estate, Consumer Staples, and Communication Services sectors.
  Sector allocation within equities also detracted from relative performance, particularly underweights in the Communication Services and Financials sectors, and overweight in the Consumer Staples sector.
  Within the fixed income portion of the Fund, underweight allocation to Investment-Grade credit detracted from benchmark-relative returns over the period.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R6
$10,000 starting value
$18,986 ending value

Blended Benchmark
$10,000 starting value
$18,750 ending value

Russell 1000 Value Index
$10,000 starting value
$25,863 ending value

Bloomberg US Corporate Index
$10,000 starting value
$13,597 ending value

JP Morgan Emerging Markets Bond Index Plus
$10,000 starting value
$12,692 ending value

Bloomberg US High Yield - 2% Issuer Cap Index
$10,000 starting value
$17,724 ending value

Russell 1000 Index
$10,000 starting value
$38,358 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	7.53%	6.45%	6.62%
Blended Benchmark	9.15%	6.94%	6.49%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Bloomberg US Corporate Index	6.62%	0.46%	3.12%
JP Morgan Emerging Markets Bond Index Plus	11.96%	0.23%	2.41%
Bloomberg US High Yield - 2% Issuer Cap Index	8.16%	5.47%	5.89%
Russell 1000 Index	21.14%	17.05%	14.39%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$11,663,746,390
Total number of portfolio holdings	1,525
Total investment management fees paid	$63,863,409
Portfolio turnover rate	90%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
Common Stocks	44.1%
Foreign Government Obligations	4.1%
U.S. Government Securities	4.0%
Municipal Bonds	0.4%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.8%
Other Assets & Liabilities	0.4%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Event Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBLVX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Balanced Income Fund
Class Y/HBLYX
This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$69	0.67%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Equity markets rose in the twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Performance was positive across eight sectors, led by Communication Services and Information Technology. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection in Investment-Grade Credit was the primary contributor to benchmark relative returns within the fixed income portion of the Fund.
  The Fund’s overweight to and security selection within High Yield Credit contributed positively to relative returns within the fixed income portion of the Fund.
  Within the fixed income portion of the Fund, security selection within Emerging Markets Debt was additive to relative results.
  Within the equity portion of the Fund, security selection in Industrials, Energy, and Utilities sectors contributed positively to benchmark-relative returns during the period.
Top Detractors to Performance
  Within the equity portion of the Fund, the primary detractor to relative performance was security selection within the Real Estate, Consumer Staples, and Communication Services sectors.
  Sector allocation within equities also detracted from relative performance, particularly underweights in the Communication Services and Financials sectors, and overweight in the Consumer Staples sector.
  Within the fixed income portion of the Fund, underweight allocation to Investment-Grade credit detracted from benchmark-relative returns over the period.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$1,000,000
$800,000
$600,000
$400,000
$200,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class Y
$250,000 starting value
$470,891 ending value
Blended Benchmark
$250,000 starting value
$468,753 ending value
Russell 1000 Value Index
$250,000 starting value
$646,567 ending value
Bloomberg US Corporate Index
$250,000 starting value
$339,924 ending value
JP Morgan Emerging Markets Bond Index Plus
$250,000 starting value
$317,304 ending value
Bloomberg US High Yield - 2% Issuer Cap Index
$250,000 starting value
$443,107 ending value
Russell 1000 Index
$250,000 starting value
$958,958 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	7.34%	6.33%	6.54%
Blended Benchmark	9.15%	6.94%	6.49%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Bloomberg US Corporate Index	6.62%	0.46%	3.12%
JP Morgan Emerging Markets Bond Index Plus	11.96%	0.23%	2.41%
Bloomberg US High Yield - 2% Issuer Cap Index	8.16%	5.47%	5.89%
Russell 1000 Index	21.14%	17.05%	14.39%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$11,663,746,390
Total number of portfolio holdings	1,525
Total investment management fees paid	$63,863,409
Portfolio turnover rate	90%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
Common Stocks	44.1%
Foreign Government Obligations	4.1%
U.S. Government Securities	4.0%
Municipal Bonds	0.4%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.8%
Other Assets & Liabilities	0.4%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Event Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBLYX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Balanced Income Fund
Class F/HBLFX
This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$59	0.57%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Equity markets rose in the twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Performance was positive across eight sectors, led by Communication Services and Information Technology. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection in Investment-Grade Credit was the primary contributor to benchmark relative returns within the fixed income portion of the Fund.
  The Fund’s overweight to and security selection within High Yield Credit contributed positively to relative returns within the fixed income portion of the Fund.
  Within the fixed income portion of the Fund, security selection within Emerging Markets Debt was additive to relative results.
  Within the equity portion of the Fund, security selection in Industrials, Energy, and Utilities sectors contributed positively to benchmark-relative returns during the period.
Top Detractors to Performance
  Within the equity portion of the Fund, the primary detractor to relative performance was security selection within the Real Estate, Consumer Staples, and Communication Services sectors.
  Sector allocation within equities also detracted from relative performance, particularly underweights in the Communication Services and Financials sectors, and overweight in the Consumer Staples sector.
  Within the fixed income portion of the Fund, underweight allocation to Investment-Grade credit detracted from benchmark-relative returns over the period.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class F
$1,000,000 starting value
$1,897,699 ending value

Blended Benchmark
$1,000,000 starting value
$1,875,010 ending value

Russell 1000 Value Index
$1,000,000 starting value
$2,586,266 ending value

Bloomberg US Corporate Index
$1,000,000 starting value
$1,359,697 ending value

JP Morgan Emerging Markets Bond Index Plus
$1,000,000 starting value
$1,269,215 ending value

Bloomberg US High Yield - 2% Issuer Cap Index
$1,000,000 starting value
$1,772,429 ending value

Russell 1000 Index
$1,000,000 starting value
$3,835,832 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	7.49%	6.45%	6.62%
Blended Benchmark	9.15%	6.94%	6.49%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Bloomberg US Corporate Index	6.62%	0.46%	3.12%
JP Morgan Emerging Markets Bond Index Plus	11.96%	0.23%	2.41%
Bloomberg US High Yield - 2% Issuer Cap Index	8.16%	5.47%	5.89%
Russell 1000 Index	21.14%	17.05%	14.39%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$11,663,746,390
Total number of portfolio holdings	1,525
Total investment management fees paid	$63,863,409
Portfolio turnover rate	90%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
Common Stocks	44.1%
Foreign Government Obligations	4.1%
U.S. Government Securities	4.0%
Municipal Bonds	0.4%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.8%
Other Assets & Liabilities	0.4%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Event Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBLFX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Checks and Balances Fund
Class A/HCKAX
This annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40*	0.38%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income for the trailing one-year period ending October 31, 2025. Both the S&P 500 Index and Russell 3000 Index generated strong returns. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg US Aggregate Bond Index (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Performance relative to the benchmark was helped from the Fund’s position in the Hartford Total Return Bond ETF, which outperformed its benchmark, the Bloomberg US Aggregate Bond Index, during the period.
Top Detractors to Performance
  Performance relative to the benchmark was hurt from the Fund’s position in The Hartford Dividend and Growth Fund, which underperformed its benchmark, the S&P 500 Index, during the period.
  The Fund’s investment in The Hartford Capital Appreciation Fund detracted from performance. The Hartford Capital Appreciation Fund underperformed its benchmark, the Russell 3000 Index, during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class A
$9,450 starting value
$20,973 ending value
Blended Benchmark
$10,000 starting value
$26,678 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value
S&P 500 Index
$10,000 starting value
$39,196 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	4.35%	7.69%	7.69%
Class A (without 5.50% maximum front-end sales charge)	10.42%	8.92%	8.30%
Blended Benchmark	16.13%	11.30%	10.31%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,391,828,760
Total number of portfolio holdings	3
Total investment management fees paid	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.6%
Taxable Fixed Income Fund	33.1%
Other Assets & Liabilities	0.3%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCKAX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Checks and Balances Fund
Class C/HCKCX
This annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$123*	1.17%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income for the trailing one-year period ending October 31, 2025. Both the S&P 500 Index and Russell 3000 Index generated strong returns. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg US Aggregate Bond Index (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Performance relative to the benchmark was helped from the Fund’s position in the Hartford Total Return Bond ETF, which outperformed its benchmark, the Bloomberg US Aggregate Bond Index, during the period.
Top Detractors to Performance
  Performance relative to the benchmark was hurt from the Fund’s position in The Hartford Dividend and Growth Fund, which underperformed its benchmark, the S&P 500 Index, during the period.
  The Fund’s investment in The Hartford Capital Appreciation Fund detracted from performance. The Hartford Capital Appreciation Fund underperformed its benchmark, the Russell 3000 Index, during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class C
$10,000 starting value
$20,556 ending value

Blended Benchmark
$10,000 starting value
$26,678 ending value

Russell 3000 Index
$10,000 starting value
$37,343 ending value

S&P 500 Index
$10,000 starting value
$39,196 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	8.61%	8.07%	7.47%
Class C (without 1.00% contingent deferred sales charge)	9.61%	8.07%	7.47%
Blended Benchmark	16.13%	11.30%	10.31%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,391,828,760
Total number of portfolio holdings	3
Total investment management fees paid	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.6%
Taxable Fixed Income Fund	33.1%
Other Assets & Liabilities	0.3%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCKCX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Checks and Balances Fund
Class I/HCKIX
This annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18*	0.17%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income for the trailing one-year period ending October 31, 2025. Both the S&P 500 Index and Russell 3000 Index generated strong returns. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg US Aggregate Bond Index (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Performance relative to the benchmark was helped from the Fund’s position in the Hartford Total Return Bond ETF, which outperformed its benchmark, the Bloomberg US Aggregate Bond Index, during the period.
Top Detractors to Performance
  Performance relative to the benchmark was hurt from the Fund’s position in The Hartford Dividend and Growth Fund, which underperformed its benchmark, the S&P 500 Index, during the period.
  The Fund’s investment in The Hartford Capital Appreciation Fund detracted from performance. The Hartford Capital Appreciation Fund underperformed its benchmark, the Russell 3000 Index, during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class I
$10,000 starting value
$22,736 ending value
Blended Benchmark
$10,000 starting value
$26,678 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value
S&P 500 Index
$10,000 starting value
$39,196 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	10.73%	9.17%	8.56%
Blended Benchmark	16.13%	11.30%	10.31%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,391,828,760
Total number of portfolio holdings	3
Total investment management fees paid	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.6%
Taxable Fixed Income Fund	33.1%
Other Assets & Liabilities	0.3%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCKIX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Checks and Balances Fund
Class R3/HCKRX
This annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$80*	0.76%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income for the trailing one-year period ending October 31, 2025. Both the S&P 500 Index and Russell 3000 Index generated strong returns. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg US Aggregate Bond Index (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Performance relative to the benchmark was helped from the Fund’s position in the Hartford Total Return Bond ETF, which outperformed its benchmark, the Bloomberg US Aggregate Bond Index, during the period.
Top Detractors to Performance
  Performance relative to the benchmark was hurt from the Fund’s position in The Hartford Dividend and Growth Fund, which underperformed its benchmark, the S&P 500 Index, during the period.
  The Fund’s investment in The Hartford Capital Appreciation Fund detracted from performance. The Hartford Capital Appreciation Fund underperformed its benchmark, the Russell 3000 Index, during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R3
$10,000 starting value
$21,397 ending value

Blended Benchmark
$10,000 starting value
$26,678 ending value

Russell 3000 Index
$10,000 starting value
$37,343 ending value

S&P 500 Index
$10,000 starting value
$39,196 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	10.06%	8.51%	7.90%
Blended Benchmark	16.13%	11.30%	10.31%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,391,828,760
Total number of portfolio holdings	3
Total investment management fees paid	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.6%
Taxable Fixed Income Fund	33.1%
Other Assets & Liabilities	0.3%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCKRX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Checks and Balances Fund
Class R4/HCKSX
This annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$48*	0.46%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income for the trailing one-year period ending October 31, 2025. Both the S&P 500 Index and Russell 3000 Index generated strong returns. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg US Aggregate Bond Index (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Performance relative to the benchmark was helped from the Fund’s position in the Hartford Total Return Bond ETF, which outperformed its benchmark, the Bloomberg US Aggregate Bond Index, during the period.
Top Detractors to Performance
  Performance relative to the benchmark was hurt from the Fund’s position in The Hartford Dividend and Growth Fund, which underperformed its benchmark, the S&P 500 Index, during the period.
  The Fund’s investment in The Hartford Capital Appreciation Fund detracted from performance. The Hartford Capital Appreciation Fund underperformed its benchmark, the Russell 3000 Index, during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R4
$10,000 starting value
$22,051 ending value

Blended Benchmark
$10,000 starting value
$26,678 ending value

Russell 3000 Index
$10,000 starting value
$37,343 ending value

S&P 500 Index
$10,000 starting value
$39,196 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	10.39%	8.84%	8.23%
Blended Benchmark	16.13%	11.30%	10.31%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,391,828,760
Total number of portfolio holdings	3
Total investment management fees paid	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.6%
Taxable Fixed Income Fund	33.1%
Other Assets & Liabilities	0.3%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCKSX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Checks and Balances Fund
Class R5/HCKTX
This annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$17*	0.16%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income for the trailing one-year period ending October 31, 2025. Both the S&P 500 Index and Russell 3000 Index generated strong returns. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg US Aggregate Bond Index (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Performance relative to the benchmark was helped from the Fund’s position in the Hartford Total Return Bond ETF, which outperformed its benchmark, the Bloomberg US Aggregate Bond Index, during the period.
Top Detractors to Performance
  Performance relative to the benchmark was hurt from the Fund’s position in The Hartford Dividend and Growth Fund, which underperformed its benchmark, the S&P 500 Index, during the period.
  The Fund’s investment in The Hartford Capital Appreciation Fund detracted from performance. The Hartford Capital Appreciation Fund underperformed its benchmark, the Russell 3000 Index, during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R5
$10,000 starting value
$22,652 ending value

Blended Benchmark
$10,000 starting value
$26,678 ending value

Russell 3000 Index
$10,000 starting value
$37,343 ending value

S&P 500 Index
$10,000 starting value
$39,196 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	10.69%	9.15%	8.52%
Blended Benchmark	16.13%	11.30%	10.31%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,391,828,760
Total number of portfolio holdings	3
Total investment management fees paid	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.6%
Taxable Fixed Income Fund	33.1%
Other Assets & Liabilities	0.3%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCKTX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Checks and Balances Fund
Class F/HCKFX
This annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$4*	0.04%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income for the trailing one-year period ending October 31, 2025. Both the S&P 500 Index and Russell 3000 Index generated strong returns. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg US Aggregate Bond Index (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Performance relative to the benchmark was helped from the Fund’s position in the Hartford Total Return Bond ETF, which outperformed its benchmark, the Bloomberg US Aggregate Bond Index, during the period.
Top Detractors to Performance
  Performance relative to the benchmark was hurt from the Fund’s position in The Hartford Dividend and Growth Fund, which underperformed its benchmark, the S&P 500 Index, during the period.
  The Fund’s investment in The Hartford Capital Appreciation Fund detracted from performance. The Hartford Capital Appreciation Fund underperformed its benchmark, the Russell 3000 Index, during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class F
$1,000,000 starting value
$2,294,132 ending value

Blended Benchmark
$1,000,000 starting value
$2,667,788 ending value

Russell 3000 Index
$1,000,000 starting value
$3,734,291 ending value

S&P 500 Index
$1,000,000 starting value
$3,919,570 ending value

Bloomberg US Aggregate Bond Index
$1,000,000 starting value
$1,207,067 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	10.87%	9.31%	8.66%
Blended Benchmark	16.13%	11.30%	10.31%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,391,828,760
Total number of portfolio holdings	3
Total investment management fees paid	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.6%
Taxable Fixed Income Fund	33.1%
Other Assets & Liabilities	0.3%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCKFX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Conservative Allocation Fund
Class A/HCVAX
This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56*	0.53%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s positions in The Hartford Inflation Plus Fund and the Hartford Schroders Core Fixed Income Fund, as these underlying funds outperformed their performance benchmarks during the period.
  Asset allocation also contributed because of the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class A
$9,450 starting value
$15,127 ending value

Blended Benchmark
$10,000 starting value
$17,331 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Russell 3000 Index
$10,000 starting value
$37,343 ending value

MSCI ACWI ex USA Index (Net)
$10,000 starting value
$20,934 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	4.92%	3.83%	4.23%
Class A (without 5.50% maximum front-end sales charge)	11.02%	5.01%	4.82%
Blended Benchmark	11.64%	5.11%	5.65%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance information for the Fund prior to December 1, 2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$145,622,257
Total number of portfolio holdings	17
Total investment management fees paid	$0
Portfolio turnover rate	27%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.5%
International/Global Equity Funds	10.4%
Other Assets & Liabilities	0.4%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCVAX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Conservative Allocation Fund
Class C/HCVCX
This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$140*	1.33%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s positions in The Hartford Inflation Plus Fund and the Hartford Schroders Core Fixed Income Fund, as these underlying funds outperformed their performance benchmarks during the period.
  Asset allocation also contributed because of the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class C
$10,000 starting value
$14,795 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value
Blended Benchmark
$10,000 starting value
$17,331 ending value
MSCI ACWI ex USA Index (Net)
$10,000 starting value
$20,934 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	9.10%	4.17%	3.99%
Class C (without 1.00% contingent deferred sales charge)	10.10%	4.17%	3.99%
Blended Benchmark	11.64%	5.11%	5.65%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance information for the Fund prior to December 1, 2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$145,622,257
Total number of portfolio holdings	17
Total investment management fees paid	$0
Portfolio turnover rate	27%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.5%
International/Global Equity Funds	10.4%
Other Assets & Liabilities	0.4%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCVCX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Conservative Allocation Fund
Class I/HCVIX
This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27*	0.26%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s positions in The Hartford Inflation Plus Fund and the Hartford Schroders Core Fixed Income Fund, as these underlying funds outperformed their performance benchmarks during the period.
  Asset allocation also contributed because of the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class I
$10,000 starting value
$16,403 ending value

Blended Benchmark
$10,000 starting value
$17,331 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Russell 3000 Index
$10,000 starting value
$37,343 ending value

MSCI ACWI ex USA Index (Net)
$10,000 starting value
$20,934 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	11.23%	5.28%	5.07%
Blended Benchmark	11.64%	5.11%	5.65%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance information for the Fund prior to December 1, 2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$145,622,257
Total number of portfolio holdings	17
Total investment management fees paid	$0
Portfolio turnover rate	27%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.5%
International/Global Equity Funds	10.4%
Other Assets & Liabilities	0.4%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCVIX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Conservative Allocation Fund
Class R3/HCVRX
This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$92*	0.87%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s positions in The Hartford Inflation Plus Fund and the Hartford Schroders Core Fixed Income Fund, as these underlying funds outperformed their performance benchmarks during the period.
  Asset allocation also contributed because of the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R3
$10,000 starting value
$15,494 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value
Blended Benchmark
$10,000 starting value
$17,331 ending value
MSCI ACWI ex USA Index (Net)
$10,000 starting value
$20,934 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	10.61%	4.65%	4.48%
Blended Benchmark	11.64%	5.11%	5.65%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance information for the Fund prior to December 1, 2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$145,622,257
Total number of portfolio holdings	17
Total investment management fees paid	$0
Portfolio turnover rate	27%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.5%
International/Global Equity Funds	10.4%
Other Assets & Liabilities	0.4%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCVRX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Conservative Allocation Fund
Class R4/HCVSX
This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$60*	0.57%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s positions in The Hartford Inflation Plus Fund and the Hartford Schroders Core Fixed Income Fund, as these underlying funds outperformed their performance benchmarks during the period.
  Asset allocation also contributed because of the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R4
$10,000 starting value
$15,963 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value
Blended Benchmark
$10,000 starting value
$17,331 ending value
MSCI ACWI ex USA Index (Net)
$10,000 starting value
$20,934 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	10.96%	4.95%	4.79%
Blended Benchmark	11.64%	5.11%	5.65%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance information for the Fund prior to December 1, 2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$145,622,257
Total number of portfolio holdings	17
Total investment management fees paid	$0
Portfolio turnover rate	27%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.5%
International/Global Equity Funds	10.4%
Other Assets & Liabilities	0.4%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCVSX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Conservative Allocation Fund
Class R5/HCVTX
This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$29*	0.27%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s positions in The Hartford Inflation Plus Fund and the Hartford Schroders Core Fixed Income Fund, as these underlying funds outperformed their performance benchmarks during the period.
  Asset allocation also contributed because of the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R5
$10,000 starting value
$16,444 ending value

Blended Benchmark
$10,000 starting value
$17,331 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Russell 3000 Index
$10,000 starting value
$37,343 ending value

MSCI ACWI ex USA Index (Net)
$10,000 starting value
$20,934 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	11.25%	5.27%	5.10%
Blended Benchmark	11.64%	5.11%	5.65%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance information for the Fund prior to December 1, 2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$145,622,257
Total number of portfolio holdings	17
Total investment management fees paid	$0
Portfolio turnover rate	27%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.5%
International/Global Equity Funds	10.4%
Other Assets & Liabilities	0.4%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCVTX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Conservative Allocation Fund
Class Y/HCVYX
This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$23*	0.22%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s positions in The Hartford Inflation Plus Fund and the Hartford Schroders Core Fixed Income Fund, as these underlying funds outperformed their performance benchmarks during the period.
  Asset allocation also contributed because of the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$1,000,000
$800,000
$600,000
$400,000
$200,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class Y
$250,000 starting value
$410,074 ending value

Blended Benchmark
$250,000 starting value
$433,270 ending value

Bloomberg US Aggregate Bond Index
$250,000 starting value
$301,767 ending value

Russell 3000 Index
$250,000 starting value
$933,573 ending value

MSCI ACWI ex USA Index (Net)
$250,000 starting value
$523,343 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	11.23%	5.28%	5.07%
Blended Benchmark	11.64%	5.11%	5.65%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
Performance for Class Y shares prior to October 25, 2024 (the inception date of Class Y) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance information for the Fund prior to December 1, 2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$145,622,257
Total number of portfolio holdings	17
Total investment management fees paid	$0
Portfolio turnover rate	27%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.5%
International/Global Equity Funds	10.4%
Other Assets & Liabilities	0.4%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCVYX_1025
Annual Shareholder Report
October 31, 2025
The Hartford Conservative Allocation Fund
Class F/HCVFX
This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$16*	0.15%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s positions in The Hartford Inflation Plus Fund and the Hartford Schroders Core Fixed Income Fund, as these underlying funds outperformed their performance benchmarks during the period.
  Asset allocation also contributed because of the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class F
$1,000,000 starting value
$1,655,660 ending value

Blended Benchmark
$1,000,000 starting value
$1,733,081 ending value

Bloomberg US Aggregate Bond Index
$1,000,000 starting value
$1,207,067 ending value

Russell 3000 Index
$1,000,000 starting value
$3,734,291 ending value

MSCI ACWI ex USA Index (Net)
$1,000,000 starting value
$2,093,370 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	11.44%	5.38%	5.17%
Blended Benchmark	11.64%	5.11%	5.65%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance information for the Fund prior to December 1, 2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$145,622,257
Total number of portfolio holdings	17
Total investment management fees paid	$0
Portfolio turnover rate	27%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.5%
International/Global Equity Funds	10.4%
Other Assets & Liabilities	0.4%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCVFX_1025
Annual Shareholder Report
October 31, 2025
Hartford Moderate Allocation Fund
Class A/HBAAX
This annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59*	0.55%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  Asset Allocation also contributed to performance as the overweight to equities was beneficial along with the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class A
$9,450 starting value
$18,268 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value
Blended Benchmark
$10,000 starting value
$21,758 ending value
MSCI ACWI ex USA Index (Net)
$10,000 starting value
$20,934 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	8.19%	6.90%	6.21%
Class A (without 5.50% maximum front-end sales charge)	14.49%	8.11%	6.81%
Blended Benchmark	15.74%	8.83%	8.08%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance information for the Fund prior to December 1, 2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$325,347,773
Total number of portfolio holdings	16
Total investment management fees paid	$315,990
Portfolio turnover rate	39%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	42.2%
Taxable Fixed Income Funds	36.9%
International/Global Equity Funds	20.7%
Other Assets & Liabilities	0.2%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBAAX_1025
Annual Shareholder Report
October 31, 2025
Hartford Moderate Allocation Fund
Class C/HBACX
This annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$148*	1.39%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  Asset Allocation also contributed to performance as the overweight to equities was beneficial along with the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class C
$10,000 starting value
$17,875 ending value

Blended Benchmark
$10,000 starting value
$21,758 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Russell 3000 Index
$10,000 starting value
$37,343 ending value

MSCI ACWI ex USA Index (Net)
$10,000 starting value
$20,934 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	12.62%	7.24%	5.98%
Class C (without 1.00% contingent deferred sales charge)	13.62%	7.24%	5.98%
Blended Benchmark	15.74%	8.83%	8.08%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance information for the Fund prior to December 1, 2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$325,347,773
Total number of portfolio holdings	16
Total investment management fees paid	$315,990
Portfolio turnover rate	39%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	42.2%
Taxable Fixed Income Funds	36.9%
International/Global Equity Funds	20.7%
Other Assets & Liabilities	0.2%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBACX_1025
Annual Shareholder Report
October 31, 2025
Hartford Moderate Allocation Fund
Class I/HBAIX
This annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31*	0.29%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  Asset Allocation also contributed to performance as the overweight to equities was beneficial along with the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class I
$10,000 starting value
$19,877 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value
Blended Benchmark
$10,000 starting value
$21,758 ending value
MSCI ACWI ex USA Index (Net)
$10,000 starting value
$20,934 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	14.88%	8.41%	7.11%
Blended Benchmark	15.74%	8.83%	8.08%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance information for the Fund prior to December 1, 2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$325,347,773
Total number of portfolio holdings	16
Total investment management fees paid	$315,990
Portfolio turnover rate	39%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	42.2%
Taxable Fixed Income Funds	36.9%
International/Global Equity Funds	20.7%
Other Assets & Liabilities	0.2%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBAIX_1025
Annual Shareholder Report
October 31, 2025
Hartford Moderate Allocation Fund
Class R3/HBARX
This annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$96*	0.90%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  Asset Allocation also contributed to performance as the overweight to equities was beneficial along with the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R3
$10,000 starting value
$18,675 ending value

Blended Benchmark
$10,000 starting value
$21,758 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Russell 3000 Index
$10,000 starting value
$37,343 ending value

MSCI ACWI ex USA Index (Net)
$10,000 starting value
$20,934 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	14.07%	7.72%	6.45%
Blended Benchmark	15.74%	8.83%	8.08%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance information for the Fund prior to December 1, 2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$325,347,773
Total number of portfolio holdings	16
Total investment management fees paid	$315,990
Portfolio turnover rate	39%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	42.2%
Taxable Fixed Income Funds	36.9%
International/Global Equity Funds	20.7%
Other Assets & Liabilities	0.2%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBARX_1025
Annual Shareholder Report
October 31, 2025
Hartford Moderate Allocation Fund
Class R4/HBASX
This annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$64*	0.60%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  Asset Allocation also contributed to performance as the overweight to equities was beneficial along with the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R4
$10,000 starting value
$19,236 ending value

Blended Benchmark
$10,000 starting value
$21,758 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Russell 3000 Index
$10,000 starting value
$37,343 ending value

MSCI ACWI ex USA Index (Net)
$10,000 starting value
$20,934 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	14.42%	8.05%	6.76%
Blended Benchmark	15.74%	8.83%	8.08%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance information for the Fund prior to December 1, 2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$325,347,773
Total number of portfolio holdings	16
Total investment management fees paid	$315,990
Portfolio turnover rate	39%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	42.2%
Taxable Fixed Income Funds	36.9%
International/Global Equity Funds	20.7%
Other Assets & Liabilities	0.2%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBASX_1025
Annual Shareholder Report
October 31, 2025
Hartford Moderate Allocation Fund
Class R5/HBATX
This annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$31*	0.29%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  Asset Allocation also contributed to performance as the overweight to equities was beneficial along with the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R5
$10,000 starting value
$19,850 ending value

Blended Benchmark
$10,000 starting value
$21,758 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Russell 3000 Index
$10,000 starting value
$37,343 ending value

MSCI ACWI ex USA Index (Net)
$10,000 starting value
$20,934 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	14.78%	8.40%	7.10%
Blended Benchmark	15.74%	8.83%	8.08%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance information for the Fund prior to December 1, 2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$325,347,773
Total number of portfolio holdings	16
Total investment management fees paid	$315,990
Portfolio turnover rate	39%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	42.2%
Taxable Fixed Income Funds	36.9%
International/Global Equity Funds	20.7%
Other Assets & Liabilities	0.2%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBATX_1025
Annual Shareholder Report
October 31, 2025
Hartford Moderate Allocation Fund
Class F/HBADX
This annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$19*	0.18%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  Asset Allocation also contributed to performance as the overweight to equities was beneficial along with the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class F
$1,000,000 starting value
$2,002,517 ending value

Blended Benchmark
$1,000,000 starting value
$2,175,786 ending value

Bloomberg US Aggregate Bond Index
$1,000,000 starting value
$1,207,067 ending value

Russell 3000 Index
$1,000,000 starting value
$3,734,291 ending value

MSCI ACWI ex USA Index (Net)
$1,000,000 starting value
$2,093,370 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	14.98%	8.50%	7.19%
Blended Benchmark	15.74%	8.83%	8.08%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance information for the Fund prior to December 1, 2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$325,347,773
Total number of portfolio holdings	16
Total investment management fees paid	$315,990
Portfolio turnover rate	39%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	42.2%
Taxable Fixed Income Funds	36.9%
International/Global Equity Funds	20.7%
Other Assets & Liabilities	0.2%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBADX_1025
Annual Shareholder Report
October 31, 2025
Hartford Moderately Aggressive Allocation Fund
(formerly, The Hartford Growth Allocation Fund)
Class A/HRAAX
This annual shareholder report contains important information about the Hartford Moderately Aggressive Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59*	0.54%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  Asset Allocation also contributed to performance as the overweight to equities was beneficial.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class A
$9,450 starting value
$21,301 ending value
Blended Benchmark
$10,000 starting value
$26,336 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value
MSCI ACWI ex USA Index (Net)
$10,000 starting value
$20,934 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	10.81%	9.48%	7.86%
Class A (without 5.50% maximum front-end sales charge)	17.26%	10.73%	8.47%
Blended Benchmark	18.95%	11.98%	10.17%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$577,039,337
Total number of portfolio holdings	16
Total investment management fees paid	$545,999
Portfolio turnover rate	37%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	57.5%
International/Global Equity Funds	26.5%
Taxable Fixed Income Funds	15.8%
Other Assets & Liabilities	0.2%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective May 1, 2025, the Fund changed its name (formerly, The Hartford Growth Allocation Fund).
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRAAX_1025
Annual Shareholder Report
October 31, 2025
Hartford Moderately Aggressive Allocation Fund
(formerly, The Hartford Growth Allocation Fund)
Class C/HRACX
This annual shareholder report contains important information about the Hartford Moderately Aggressive Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$150*	1.39%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  Asset Allocation also contributed to performance as the overweight to equities was beneficial.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class C
$10,000 starting value
$20,823 ending value

Blended Benchmark
$10,000 starting value
$26,336 ending value

Russell 3000 Index
$10,000 starting value
$37,343 ending value

MSCI ACWI ex USA Index (Net)
$10,000 starting value
$20,934 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	15.26%	9.81%	7.61%
Class C (without 1.00% contingent deferred sales charge)	16.26%	9.81%	7.61%
Blended Benchmark	18.95%	11.98%	10.17%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$577,039,337
Total number of portfolio holdings	16
Total investment management fees paid	$545,999
Portfolio turnover rate	37%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	57.5%
International/Global Equity Funds	26.5%
Taxable Fixed Income Funds	15.8%
Other Assets & Liabilities	0.2%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective May 1, 2025, the Fund changed its name (formerly, The Hartford Growth Allocation Fund).
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRACX_1025
Annual Shareholder Report
October 31, 2025
Hartford Moderately Aggressive Allocation Fund
(formerly, The Hartford Growth Allocation Fund)
Class I/HRAIX
This annual shareholder report contains important information about the Hartford Moderately Aggressive Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30*	0.28%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  Asset Allocation also contributed to performance as the overweight to equities was beneficial.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class I
$10,000 starting value
$23,189 ending value

Blended Benchmark
$10,000 starting value
$26,336 ending value

Russell 3000 Index
$10,000 starting value
$37,343 ending value

MSCI ACWI ex USA Index (Net)
$10,000 starting value
$20,934 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	17.56%	11.01%	8.77%
Blended Benchmark	18.95%	11.98%	10.17%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$577,039,337
Total number of portfolio holdings	16
Total investment management fees paid	$545,999
Portfolio turnover rate	37%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	57.5%
International/Global Equity Funds	26.5%
Taxable Fixed Income Funds	15.8%
Other Assets & Liabilities	0.2%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective May 1, 2025, the Fund changed its name (formerly, The Hartford Growth Allocation Fund).
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRAIX_1025
Annual Shareholder Report
October 31, 2025
Hartford Moderately Aggressive Allocation Fund
(formerly, The Hartford Growth Allocation Fund)
Class R3/HRARX
This annual shareholder report contains important information about the Hartford Moderately Aggressive Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$94*	0.87%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  Asset Allocation also contributed to performance as the overweight to equities was beneficial.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R3
$10,000 starting value
$21,820 ending value

Blended Benchmark
$10,000 starting value
$26,336 ending value

Russell 3000 Index
$10,000 starting value
$37,343 ending value

MSCI ACWI ex USA Index (Net)
$10,000 starting value
$20,934 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	16.87%	10.35%	8.11%
Blended Benchmark	18.95%	11.98%	10.17%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$577,039,337
Total number of portfolio holdings	16
Total investment management fees paid	$545,999
Portfolio turnover rate	37%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	57.5%
International/Global Equity Funds	26.5%
Taxable Fixed Income Funds	15.8%
Other Assets & Liabilities	0.2%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective May 1, 2025, the Fund changed its name (formerly, The Hartford Growth Allocation Fund).
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRARX_1025
Annual Shareholder Report
October 31, 2025
Hartford Moderately Aggressive Allocation Fund
(formerly, The Hartford Growth Allocation Fund)
Class R4/HRASX
This annual shareholder report contains important information about the Hartford Moderately Aggressive Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$63*	0.58%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  Asset Allocation also contributed to performance as the overweight to equities was beneficial.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R4
$10,000 starting value
$22,467 ending value

Blended Benchmark
$10,000 starting value
$26,336 ending value

Russell 3000 Index
$10,000 starting value
$37,343 ending value

MSCI ACWI ex USA Index (Net)
$10,000 starting value
$20,934 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	17.26%	10.68%	8.43%
Blended Benchmark	18.95%	11.98%	10.17%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$577,039,337
Total number of portfolio holdings	16
Total investment management fees paid	$545,999
Portfolio turnover rate	37%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	57.5%
International/Global Equity Funds	26.5%
Taxable Fixed Income Funds	15.8%
Other Assets & Liabilities	0.2%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective May 1, 2025, the Fund changed its name (formerly, The Hartford Growth Allocation Fund).
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRASX_1025
Annual Shareholder Report
October 31, 2025
Hartford Moderately Aggressive Allocation Fund
(formerly, The Hartford Growth Allocation Fund)
Class R5/HRATX
This annual shareholder report contains important information about the Hartford Moderately Aggressive Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$28*	0.26%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  Asset Allocation also contributed to performance as the overweight to equities was beneficial.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R5
$10,000 starting value
$23,188 ending value
Blended Benchmark
$10,000 starting value
$26,336 ending value
Russell 3000 Index
$10,000 starting value
$37,343 ending value
MSCI ACWI ex USA Index (Net)
$10,000 starting value
$20,934 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	17.60%	11.03%	8.77%
Blended Benchmark	18.95%	11.98%	10.17%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$577,039,337
Total number of portfolio holdings	16
Total investment management fees paid	$545,999
Portfolio turnover rate	37%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	57.5%
International/Global Equity Funds	26.5%
Taxable Fixed Income Funds	15.8%
Other Assets & Liabilities	0.2%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective May 1, 2025, the Fund changed its name (formerly, The Hartford Growth Allocation Fund).
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRATX_1025
Annual Shareholder Report
October 31, 2025
Hartford Moderately Aggressive Allocation Fund
(formerly, The Hartford Growth Allocation Fund)
Class F/HRAFX
This annual shareholder report contains important information about the Hartford Moderately Aggressive Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$17*	0.16%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  Asset Allocation also contributed to performance as the overweight to equities was beneficial.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class F
$1,000,000 starting value
$2,339,604 ending value

Blended Benchmark
$1,000,000 starting value
$2,633,556 ending value

Russell 3000 Index
$1,000,000 starting value
$3,734,291 ending value

MSCI ACWI ex USA Index (Net)
$1,000,000 starting value
$2,093,370 ending value

Bloomberg US Aggregate Bond Index
$1,000,000 starting value
$1,207,067 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	17.65%	11.14%	8.87%
Blended Benchmark	18.95%	11.98%	10.17%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$577,039,337
Total number of portfolio holdings	16
Total investment management fees paid	$545,999
Portfolio turnover rate	37%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	57.5%
International/Global Equity Funds	26.5%
Taxable Fixed Income Funds	15.8%
Other Assets & Liabilities	0.2%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective May 1, 2025, the Fund changed its name (formerly, The Hartford Growth Allocation Fund).
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRAFX_1025
Annual Shareholder Report
October 31, 2025
Hartford Multi-Asset Income Fund
Class A/ITTAX
This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.07%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, continued strength in artificial intelligence (AI) infrastructure spending, and a dovish shift in United States (U.S.) monetary policy. Global fixed income markets generated positive total returns over the period, despite political uncertainty and fiscal sustainability concerns. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Fixed income allocations generated positive returns and contributed to the Fund’s performance. This was driven primarily by security selection in Global Government Bonds.
  Equity-Linked Notes contributed slightly to relative performance during the period.
Top Detractors to Performance
  Security selection in equities detracted from relative performance.
  The Fund used equity and interest rate futures for hedging. Overall, the use of such futures for risk management detracted from relative performance during the period.
During the period, the Fund’s strategy of using derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets contributed positively to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class A
$9,450 starting value
$16,134 ending value

Blended Benchmark
$10,000 starting value
$21,034 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

S&P 500 Index
$10,000 starting value
$39,196 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	4.92%	4.60%	4.90%
Class A (without 5.50% maximum front-end sales charge)	11.03%	5.79%	5.49%
Blended Benchmark	13.00%	7.69%	7.72%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
S&P 500 Index	21.45%	17.64%	14.64%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance for the Fund prior to May 1, 2019, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$569,137,607
Total number of portfolio holdings	1,120
Total investment management fees paid	$3,307,398
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	117%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.9%
Corporate Bonds	19.7%
U.S. Government Agencies^	15.7%
Asset-Backed & Commercial Mortgage-Backed Securities	12.0%
Equity Linked Securities	10.7%
U.S. Government Securities	9.4%
Senior Floating Rate Interests	6.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
Preferred Stocks	1.1%
Municipal Bonds	0.2%
Short-Term Investments	4.7%
Other Assets & Liabilities	(13.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITTAX_1025
Annual Shareholder Report
October 31, 2025
Hartford Multi-Asset Income Fund
Class C/HAFCX
This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.82%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, continued strength in artificial intelligence (AI) infrastructure spending, and a dovish shift in United States (U.S.) monetary policy. Global fixed income markets generated positive total returns over the period, despite political uncertainty and fiscal sustainability concerns. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Fixed income allocations generated positive returns and contributed to the Fund’s performance. This was driven primarily by security selection in Global Government Bonds.
  Equity-Linked Notes contributed slightly to relative performance during the period.
Top Detractors to Performance
  Security selection in equities detracted from relative performance.
  The Fund used equity and interest rate futures for hedging. Overall, the use of such futures for risk management detracted from relative performance during the period.
During the period, the Fund’s strategy of using derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets contributed positively to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class C
$10,000 starting value
$15,876 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value
Blended Benchmark
$10,000 starting value
$21,034 ending value
S&P 500 Index
$10,000 starting value
$39,196 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	9.20%	5.01%	4.73%
Class C (without 1.00% contingent deferred sales charge)	10.20%	5.01%	4.73%
Blended Benchmark	13.00%	7.69%	7.72%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
S&P 500 Index	21.45%	17.64%	14.64%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance for the Fund prior to May 1, 2019, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$569,137,607
Total number of portfolio holdings	1,120
Total investment management fees paid	$3,307,398
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	117%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.9%
Corporate Bonds	19.7%
U.S. Government Agencies^	15.7%
Asset-Backed & Commercial Mortgage-Backed Securities	12.0%
Equity Linked Securities	10.7%
U.S. Government Securities	9.4%
Senior Floating Rate Interests	6.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
Preferred Stocks	1.1%
Municipal Bonds	0.2%
Short-Term Investments	4.7%
Other Assets & Liabilities	(13.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHAFCX_1025
Annual Shareholder Report
October 31, 2025
Hartford Multi-Asset Income Fund
Class I/ITTIX
This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.78%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, continued strength in artificial intelligence (AI) infrastructure spending, and a dovish shift in United States (U.S.) monetary policy. Global fixed income markets generated positive total returns over the period, despite political uncertainty and fiscal sustainability concerns. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Fixed income allocations generated positive returns and contributed to the Fund’s performance. This was driven primarily by security selection in Global Government Bonds.
  Equity-Linked Notes contributed slightly to relative performance during the period.
Top Detractors to Performance
  Security selection in equities detracted from relative performance.
  The Fund used equity and interest rate futures for hedging. Overall, the use of such futures for risk management detracted from relative performance during the period.
During the period, the Fund’s strategy of using derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets contributed positively to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class I
$10,000 starting value
$17,588 ending value
Blended Benchmark
$10,000 starting value
$21,034 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value
S&P 500 Index
$10,000 starting value
$39,196 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	11.33%	6.10%	5.81%
Blended Benchmark	13.00%	7.69%	7.72%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
S&P 500 Index	21.45%	17.64%	14.64%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance for the Fund prior to May 1, 2019, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$569,137,607
Total number of portfolio holdings	1,120
Total investment management fees paid	$3,307,398
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	117%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.9%
Corporate Bonds	19.7%
U.S. Government Agencies^	15.7%
Asset-Backed & Commercial Mortgage-Backed Securities	12.0%
Equity Linked Securities	10.7%
U.S. Government Securities	9.4%
Senior Floating Rate Interests	6.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
Preferred Stocks	1.1%
Municipal Bonds	0.2%
Short-Term Investments	4.7%
Other Assets & Liabilities	(13.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITTIX_1025
Annual Shareholder Report
October 31, 2025
Hartford Multi-Asset Income Fund
Class R3/ITTRX
This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$145	1.38%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, continued strength in artificial intelligence (AI) infrastructure spending, and a dovish shift in United States (U.S.) monetary policy. Global fixed income markets generated positive total returns over the period, despite political uncertainty and fiscal sustainability concerns. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Fixed income allocations generated positive returns and contributed to the Fund’s performance. This was driven primarily by security selection in Global Government Bonds.
  Equity-Linked Notes contributed slightly to relative performance during the period.
Top Detractors to Performance
  Security selection in equities detracted from relative performance.
  The Fund used equity and interest rate futures for hedging. Overall, the use of such futures for risk management detracted from relative performance during the period.
During the period, the Fund’s strategy of using derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets contributed positively to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R3
$10,000 starting value
$16,596 ending value

Blended Benchmark
$10,000 starting value
$21,034 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

S&P 500 Index
$10,000 starting value
$39,196 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	10.72%	5.48%	5.20%
Blended Benchmark	13.00%	7.69%	7.72%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
S&P 500 Index	21.45%	17.64%	14.64%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance for the Fund prior to May 1, 2019, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$569,137,607
Total number of portfolio holdings	1,120
Total investment management fees paid	$3,307,398
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	117%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.9%
Corporate Bonds	19.7%
U.S. Government Agencies^	15.7%
Asset-Backed & Commercial Mortgage-Backed Securities	12.0%
Equity Linked Securities	10.7%
U.S. Government Securities	9.4%
Senior Floating Rate Interests	6.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
Preferred Stocks	1.1%
Municipal Bonds	0.2%
Short-Term Investments	4.7%
Other Assets & Liabilities	(13.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITTRX_1025
Annual Shareholder Report
October 31, 2025
Hartford Multi-Asset Income Fund
Class R4/ITTSX
This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$115	1.09%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, continued strength in artificial intelligence (AI) infrastructure spending, and a dovish shift in United States (U.S.) monetary policy. Global fixed income markets generated positive total returns over the period, despite political uncertainty and fiscal sustainability concerns. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Fixed income allocations generated positive returns and contributed to the Fund’s performance. This was driven primarily by security selection in Global Government Bonds.
  Equity-Linked Notes contributed slightly to relative performance during the period.
Top Detractors to Performance
  Security selection in equities detracted from relative performance.
  The Fund used equity and interest rate futures for hedging. Overall, the use of such futures for risk management detracted from relative performance during the period.
During the period, the Fund’s strategy of using derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets contributed positively to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R4
$10,000 starting value
$17,040 ending value
Blended Benchmark
$10,000 starting value
$21,034 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value
S&P 500 Index
$10,000 starting value
$39,196 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	11.03%	5.76%	5.47%
Blended Benchmark	13.00%	7.69%	7.72%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
S&P 500 Index	21.45%	17.64%	14.64%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance for the Fund prior to May 1, 2019, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$569,137,607
Total number of portfolio holdings	1,120
Total investment management fees paid	$3,307,398
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	117%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.9%
Corporate Bonds	19.7%
U.S. Government Agencies^	15.7%
Asset-Backed & Commercial Mortgage-Backed Securities	12.0%
Equity Linked Securities	10.7%
U.S. Government Securities	9.4%
Senior Floating Rate Interests	6.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
Preferred Stocks	1.1%
Municipal Bonds	0.2%
Short-Term Investments	4.7%
Other Assets & Liabilities	(13.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITTSX_1025
Annual Shareholder Report
October 31, 2025
Hartford Multi-Asset Income Fund
Class R5/ITTTX
This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$83	0.79%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, continued strength in artificial intelligence (AI) infrastructure spending, and a dovish shift in United States (U.S.) monetary policy. Global fixed income markets generated positive total returns over the period, despite political uncertainty and fiscal sustainability concerns. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Fixed income allocations generated positive returns and contributed to the Fund’s performance. This was driven primarily by security selection in Global Government Bonds.
  Equity-Linked Notes contributed slightly to relative performance during the period.
Top Detractors to Performance
  Security selection in equities detracted from relative performance.
  The Fund used equity and interest rate futures for hedging. Overall, the use of such futures for risk management detracted from relative performance during the period.
During the period, the Fund’s strategy of using derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets contributed positively to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R5
$10,000 starting value
$17,560 ending value
Blended Benchmark
$10,000 starting value
$21,034 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value
S&P 500 Index
$10,000 starting value
$39,196 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	11.37%	6.08%	5.79%
Blended Benchmark	13.00%	7.69%	7.72%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
S&P 500 Index	21.45%	17.64%	14.64%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance for the Fund prior to May 1, 2019, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$569,137,607
Total number of portfolio holdings	1,120
Total investment management fees paid	$3,307,398
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	117%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.9%
Corporate Bonds	19.7%
U.S. Government Agencies^	15.7%
Asset-Backed & Commercial Mortgage-Backed Securities	12.0%
Equity Linked Securities	10.7%
U.S. Government Securities	9.4%
Senior Floating Rate Interests	6.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
Preferred Stocks	1.1%
Municipal Bonds	0.2%
Short-Term Investments	4.7%
Other Assets & Liabilities	(13.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITTTX_1025
Annual Shareholder Report
October 31, 2025
Hartford Multi-Asset Income Fund
Class R6/ITTVX
This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	0.67%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, continued strength in artificial intelligence (AI) infrastructure spending, and a dovish shift in United States (U.S.) monetary policy. Global fixed income markets generated positive total returns over the period, despite political uncertainty and fiscal sustainability concerns. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Fixed income allocations generated positive returns and contributed to the Fund’s performance. This was driven primarily by security selection in Global Government Bonds.
  Equity-Linked Notes contributed slightly to relative performance during the period.
Top Detractors to Performance
  Security selection in equities detracted from relative performance.
  The Fund used equity and interest rate futures for hedging. Overall, the use of such futures for risk management detracted from relative performance during the period.
During the period, the Fund’s strategy of using derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets contributed positively to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R6
$10,000 starting value
$17,732 ending value
Blended Benchmark
$10,000 starting value
$21,034 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value
S&P 500 Index
$10,000 starting value
$39,196 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	11.47%	6.19%	5.90%
Blended Benchmark	13.00%	7.69%	7.72%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
S&P 500 Index	21.45%	17.64%	14.64%
Performance for Class R6 shares prior to February 28, 2018 (the inception date of Class R6) reflects the performance of the Fund's Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance for the Fund prior to May 1, 2019, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$569,137,607
Total number of portfolio holdings	1,120
Total investment management fees paid	$3,307,398
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	117%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.9%
Corporate Bonds	19.7%
U.S. Government Agencies^	15.7%
Asset-Backed & Commercial Mortgage-Backed Securities	12.0%
Equity Linked Securities	10.7%
U.S. Government Securities	9.4%
Senior Floating Rate Interests	6.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
Preferred Stocks	1.1%
Municipal Bonds	0.2%
Short-Term Investments	4.7%
Other Assets & Liabilities	(13.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITTVX_1025
Annual Shareholder Report
October 31, 2025
Hartford Multi-Asset Income Fund
Class Y/IHAYX
This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$82	0.78%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, continued strength in artificial intelligence (AI) infrastructure spending, and a dovish shift in United States (U.S.) monetary policy. Global fixed income markets generated positive total returns over the period, despite political uncertainty and fiscal sustainability concerns. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Fixed income allocations generated positive returns and contributed to the Fund’s performance. This was driven primarily by security selection in Global Government Bonds.
  Equity-Linked Notes contributed slightly to relative performance during the period.
Top Detractors to Performance
  Security selection in equities detracted from relative performance.
  The Fund used equity and interest rate futures for hedging. Overall, the use of such futures for risk management detracted from relative performance during the period.
During the period, the Fund’s strategy of using derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets contributed positively to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$1,000,000
$800,000
$600,000
$400,000
$200,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class Y
$250,000 starting value
$440,460 ending value
Bloomberg US Aggregate Bond Index
$250,000 starting value
$301,767 ending value
Blended Benchmark
$250,000 starting value
$525,844 ending value
S&P 500 Index
$250,000 starting value
$979,893 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	11.37%	6.08%	5.83%
Blended Benchmark	13.00%	7.69%	7.72%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
S&P 500 Index	21.45%	17.64%	14.64%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance for the Fund prior to May 1, 2019, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$569,137,607
Total number of portfolio holdings	1,120
Total investment management fees paid	$3,307,398
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	117%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.9%
Corporate Bonds	19.7%
U.S. Government Agencies^	15.7%
Asset-Backed & Commercial Mortgage-Backed Securities	12.0%
Equity Linked Securities	10.7%
U.S. Government Securities	9.4%
Senior Floating Rate Interests	6.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
Preferred Stocks	1.1%
Municipal Bonds	0.2%
Short-Term Investments	4.7%
Other Assets & Liabilities	(13.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHAYX_1025
Annual Shareholder Report
October 31, 2025
Hartford Multi-Asset Income Fund
Class F/ITTFX
This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$71	0.67%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, continued strength in artificial intelligence (AI) infrastructure spending, and a dovish shift in United States (U.S.) monetary policy. Global fixed income markets generated positive total returns over the period, despite political uncertainty and fiscal sustainability concerns. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Fixed income allocations generated positive returns and contributed to the Fund’s performance. This was driven primarily by security selection in Global Government Bonds.
  Equity-Linked Notes contributed slightly to relative performance during the period.
Top Detractors to Performance
  Security selection in equities detracted from relative performance.
  The Fund used equity and interest rate futures for hedging. Overall, the use of such futures for risk management detracted from relative performance during the period.
During the period, the Fund’s strategy of using derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets contributed positively to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class F
$1,000,000 starting value
$1,772,168 ending value

Blended Benchmark
$1,000,000 starting value
$2,103,378 ending value

Bloomberg US Aggregate Bond Index
$1,000,000 starting value
$1,207,067 ending value

S&P 500 Index
$1,000,000 starting value
$3,919,570 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	11.48%	6.20%	5.89%
Blended Benchmark	13.00%	7.69%	7.72%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
S&P 500 Index	21.45%	17.64%	14.64%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
Performance for the Fund prior to May 1, 2019, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$569,137,607
Total number of portfolio holdings	1,120
Total investment management fees paid	$3,307,398
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	117%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.9%
Corporate Bonds	19.7%
U.S. Government Agencies^	15.7%
Asset-Backed & Commercial Mortgage-Backed Securities	12.0%
Equity Linked Securities	10.7%
U.S. Government Securities	9.4%
Senior Floating Rate Interests	6.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
Preferred Stocks	1.1%
Municipal Bonds	0.2%
Short-Term Investments	4.7%
Other Assets & Liabilities	(13.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITTFX_1025
Annual Shareholder Report
October 31, 2025
Hartford Real Asset Fund (Consolidated)
Class A/HRLAX
This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133*	1.25%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust Artificial Intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove Technology sector outperformance, which lifted broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Within the equity portion of the Fund, strong security selection in Energy, Infrastructure, and Industrial Metals sectors contributed positively to relative performance. Sector allocation decisions contributed positively driven by an overweight to the Precious Metals sector and an underweight to the Energy sector.
  Within the fixed income portion of the Fund, the positive effects from sector allocation decisions were driven by a non-benchmark position in Emerging Market Inflation-Linked Bonds. Security selection was also modestly positive, driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
Top Detractors to Performance
  Within commodities, sector allocation was negative during the period, driven by the negative impact from an overweight to the Industrial Metals sector and an underweight to the Precious Metals sector.
  Within the equity portion of the Fund, the Real Estate and Agriculture sectors had a negative impact on relative performance.
During the period, the Fund primarily used futures to gain commodity exposure, which contributed positively to Fund performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class A
$9,450 starting value
$16,990 ending value
Bloomberg Commodity Index Total Return
$10,000 starting value
$17,979 ending value
Blended Benchmark
$10,000 starting value
$13,742 ending value
MSCI World IMI Core Real Estate Index (Net)
$10,000 starting value
$18,484 ending value
Bloomberg US TIPS 1-10 Year Index
$10,000 starting value
$14,186 ending value
MSCI ACWI Infrastructure Index (Net)
$10,000 starting value
$22,108 ending value
MSCI ACWI Commodity Producers Index (Net)
$10,000 starting value
$29,208 ending value
MSCI ACWI Index (Net)
$10,000 starting value
$15,247 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	6.69%	10.24%	5.44%
Class A (without 5.50% maximum front-end sales charge)	12.90%	11.50%	6.04%
Blended Benchmark	10.89%	10.08%	5.66%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
MSCI ACWI Commodity Producers Index (Net)	14.65%	19.49%	8.26%
Bloomberg Commodity Index Total Return	14.15%	11.86%	4.31%
MSCI World IMI Core Real Estate Index (Net)	4.27%	6.29%	3.56%
MSCI ACWI Infrastructure Index (Net)	17.48%	9.80%	6.34%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$61,525,128
Total number of portfolio holdings	205
Total investment management fees paid	$521,402
Portfolio turnover rate	149%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	48.9%
U.S. Government Securities	32.7%
Foreign Government Obligations	2.8%
Closed End Funds	0.4%
Exchange-Traded Funds	0.2%
Short-Term Investments	1.5%
Other Assets & Liabilities	13.5%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRLAX_1025
Annual Shareholder Report
October 31, 2025
Hartford Real Asset Fund (Consolidated)
Class C/HRLCX
This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212*	2.00%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust Artificial Intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove Technology sector outperformance, which lifted broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Within the equity portion of the Fund, strong security selection in Energy, Infrastructure, and Industrial Metals sectors contributed positively to relative performance. Sector allocation decisions contributed positively driven by an overweight to the Precious Metals sector and an underweight to the Energy sector.
  Within the fixed income portion of the Fund, the positive effects from sector allocation decisions were driven by a non-benchmark position in Emerging Market Inflation-Linked Bonds. Security selection was also modestly positive, driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
Top Detractors to Performance
  Within commodities, sector allocation was negative during the period, driven by the negative impact from an overweight to the Industrial Metals sector and an underweight to the Precious Metals sector.
  Within the equity portion of the Fund, the Real Estate and Agriculture sectors had a negative impact on relative performance.
During the period, the Fund primarily used futures to gain commodity exposure, which contributed positively to Fund performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class C
$10,000 starting value
$16,668 ending value

Bloomberg Commodity Index Total Return
$10,000 starting value
$16,668 ending value

Blended Benchmark
$10,000 starting value
$13,742 ending value

MSCI World IMI Core Real Estate Index (Net)
$10,000 starting value
$18,484 ending value

Bloomberg US TIPS 1-10 Year Index
$10,000 starting value
$14,186 ending value

MSCI ACWI Infrastructure Index (Net)
$10,000 starting value
$22,108 ending value

MSCI ACWI Commodity Producers Index (Net)
$10,000 starting value
$29,208 ending value

MSCI ACWI Index (Net)
$10,000 starting value
$15,247 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	10.95%	10.66%	5.24%
Class C (without 1.00% contingent deferred sales charge)	11.95%	10.66%	5.24%
Blended Benchmark	10.89%	10.08%	5.66%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
MSCI ACWI Commodity Producers Index (Net)	14.65%	19.49%	8.26%
Bloomberg Commodity Index Total Return	14.15%	11.86%	4.31%
MSCI World IMI Core Real Estate Index (Net)	4.27%	6.29%	3.56%
MSCI ACWI Infrastructure Index (Net)	17.48%	9.80%	6.34%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$61,525,128
Total number of portfolio holdings	205
Total investment management fees paid	$521,402
Portfolio turnover rate	149%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	48.9%
U.S. Government Securities	32.7%
Foreign Government Obligations	2.8%
Closed End Funds	0.4%
Exchange-Traded Funds	0.2%
Short-Term Investments	1.5%
Other Assets & Liabilities	13.5%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRLCX_1025
Annual Shareholder Report
October 31, 2025
Hartford Real Asset Fund (Consolidated)
Class I/HRLIX
This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107*	1.00%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust Artificial Intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove Technology sector outperformance, which lifted broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Within the equity portion of the Fund, strong security selection in Energy, Infrastructure, and Industrial Metals sectors contributed positively to relative performance. Sector allocation decisions contributed positively driven by an overweight to the Precious Metals sector and an underweight to the Energy sector.
  Within the fixed income portion of the Fund, the positive effects from sector allocation decisions were driven by a non-benchmark position in Emerging Market Inflation-Linked Bonds. Security selection was also modestly positive, driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
Top Detractors to Performance
  Within commodities, sector allocation was negative during the period, driven by the negative impact from an overweight to the Industrial Metals sector and an underweight to the Precious Metals sector.
  Within the equity portion of the Fund, the Real Estate and Agriculture sectors had a negative impact on relative performance.
During the period, the Fund primarily used futures to gain commodity exposure, which contributed positively to Fund performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class I
$10,000 starting value
$18,451 ending value
Blended Benchmark
$10,000 starting value
$17,340 ending value
Bloomberg US TIPS 1-10 Year Index
$10,000 starting value
$13,742 ending value
MSCI ACWI Commodity Producers Index (Net)
$10,000 starting value
$22,108 ending value
Bloomberg Commodity Index Total Return
$10,000 starting value
$15,247 ending value
MSCI World IMI Core Real Estate Index (Net)
$10,000 starting value
$14,186 ending value
MSCI ACWI Infrastructure Index (Net)
$10,000 starting value
$18,484 ending value
MSCI ACWI Index (Net)
$10,000 starting value
$29,208 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	13.16%	11.78%	6.32%
Blended Benchmark	10.89%	10.08%	5.66%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
MSCI ACWI Commodity Producers Index (Net)	14.65%	19.49%	8.26%
Bloomberg Commodity Index Total Return	14.15%	11.86%	4.31%
MSCI World IMI Core Real Estate Index (Net)	4.27%	6.29%	3.56%
MSCI ACWI Infrastructure Index (Net)	17.48%	9.80%	6.34%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$61,525,128
Total number of portfolio holdings	205
Total investment management fees paid	$521,402
Portfolio turnover rate	149%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	48.9%
U.S. Government Securities	32.7%
Foreign Government Obligations	2.8%
Closed End Funds	0.4%
Exchange-Traded Funds	0.2%
Short-Term Investments	1.5%
Other Assets & Liabilities	13.5%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRLIX_1025
Annual Shareholder Report
October 31, 2025
Hartford Real Asset Fund (Consolidated)
Class R3/HRLRX
This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$159*	1.50%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust Artificial Intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove Technology sector outperformance, which lifted broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Within the equity portion of the Fund, strong security selection in Energy, Infrastructure, and Industrial Metals sectors contributed positively to relative performance. Sector allocation decisions contributed positively driven by an overweight to the Precious Metals sector and an underweight to the Energy sector.
  Within the fixed income portion of the Fund, the positive effects from sector allocation decisions were driven by a non-benchmark position in Emerging Market Inflation-Linked Bonds. Security selection was also modestly positive, driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
Top Detractors to Performance
  Within commodities, sector allocation was negative during the period, driven by the negative impact from an overweight to the Industrial Metals sector and an underweight to the Precious Metals sector.
  Within the equity portion of the Fund, the Real Estate and Agriculture sectors had a negative impact on relative performance.
During the period, the Fund primarily used futures to gain commodity exposure, which contributed positively to Fund performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R3
$10,000 starting value
$17,521 ending value

Blended Benchmark
$10,000 starting value
$17,340 ending value

Bloomberg US TIPS 1-10 Year Index
$10,000 starting value
$13,742 ending value

MSCI ACWI Commodity Producers Index (Net)
$10,000 starting value
$22,108 ending value

Bloomberg Commodity Index Total Return
$10,000 starting value
$15,247 ending value

MSCI World IMI Core Real Estate Index (Net)
$10,000 starting value
$14,186 ending value

MSCI ACWI Infrastructure Index (Net)
$10,000 starting value
$18,484 ending value

MSCI ACWI Index (Net)
$10,000 starting value
$29,208 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	12.54%	11.22%	5.77%
Blended Benchmark	10.89%	10.08%	5.66%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
MSCI ACWI Commodity Producers Index (Net)	14.65%	19.49%	8.26%
Bloomberg Commodity Index Total Return	14.15%	11.86%	4.31%
MSCI World IMI Core Real Estate Index (Net)	4.27%	6.29%	3.56%
MSCI ACWI Infrastructure Index (Net)	17.48%	9.80%	6.34%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$61,525,128
Total number of portfolio holdings	205
Total investment management fees paid	$521,402
Portfolio turnover rate	149%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	48.9%
U.S. Government Securities	32.7%
Foreign Government Obligations	2.8%
Closed End Funds	0.4%
Exchange-Traded Funds	0.2%
Short-Term Investments	1.5%
Other Assets & Liabilities	13.5%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRLRX_1025
Annual Shareholder Report
October 31, 2025
Hartford Real Asset Fund (Consolidated)
Class R4/HRLSX
This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$128*	1.20%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust Artificial Intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove Technology sector outperformance, which lifted broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Within the equity portion of the Fund, strong security selection in Energy, Infrastructure, and Industrial Metals sectors contributed positively to relative performance. Sector allocation decisions contributed positively driven by an overweight to the Precious Metals sector and an underweight to the Energy sector.
  Within the fixed income portion of the Fund, the positive effects from sector allocation decisions were driven by a non-benchmark position in Emerging Market Inflation-Linked Bonds. Security selection was also modestly positive, driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
Top Detractors to Performance
  Within commodities, sector allocation was negative during the period, driven by the negative impact from an overweight to the Industrial Metals sector and an underweight to the Precious Metals sector.
  Within the equity portion of the Fund, the Real Estate and Agriculture sectors had a negative impact on relative performance.
During the period, the Fund primarily used futures to gain commodity exposure, which contributed positively to Fund performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R4
$10,000 starting value
$18,040 ending value

Blended Benchmark
$10,000 starting value
$17,340 ending value

Bloomberg US TIPS 1-10 Year Index
$10,000 starting value
$13,742 ending value

MSCI ACWI Commodity Producers Index (Net)
$10,000 starting value
$22,108 ending value

Bloomberg Commodity Index Total Return
$10,000 starting value
$15,247 ending value

MSCI World IMI Core Real Estate Index (Net)
$10,000 starting value
$14,186 ending value

MSCI ACWI Infrastructure Index (Net)
$10,000 starting value
$18,484 ending value

MSCI ACWI Index (Net)
$10,000 starting value
$29,208 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	12.88%	11.54%	6.08%
Blended Benchmark	10.89%	10.08%	5.66%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
MSCI ACWI Commodity Producers Index (Net)	14.65%	19.49%	8.26%
Bloomberg Commodity Index Total Return	14.15%	11.86%	4.31%
MSCI World IMI Core Real Estate Index (Net)	4.27%	6.29%	3.56%
MSCI ACWI Infrastructure Index (Net)	17.48%	9.80%	6.34%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$61,525,128
Total number of portfolio holdings	205
Total investment management fees paid	$521,402
Portfolio turnover rate	149%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	48.9%
U.S. Government Securities	32.7%
Foreign Government Obligations	2.8%
Closed End Funds	0.4%
Exchange-Traded Funds	0.2%
Short-Term Investments	1.5%
Other Assets & Liabilities	13.5%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRLSX_1025
Annual Shareholder Report
October 31, 2025
Hartford Real Asset Fund (Consolidated)
Class R5/HRLTX
This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$101*	0.95%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust Artificial Intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove Technology sector outperformance, which lifted broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Within the equity portion of the Fund, strong security selection in Energy, Infrastructure, and Industrial Metals sectors contributed positively to relative performance. Sector allocation decisions contributed positively driven by an overweight to the Precious Metals sector and an underweight to the Energy sector.
  Within the fixed income portion of the Fund, the positive effects from sector allocation decisions were driven by a non-benchmark position in Emerging Market Inflation-Linked Bonds. Security selection was also modestly positive, driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
Top Detractors to Performance
  Within commodities, sector allocation was negative during the period, driven by the negative impact from an overweight to the Industrial Metals sector and an underweight to the Precious Metals sector.
  Within the equity portion of the Fund, the Real Estate and Agriculture sectors had a negative impact on relative performance.
During the period, the Fund primarily used futures to gain commodity exposure, which contributed positively to Fund performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R5
$10,000 starting value
$18,524 ending value

Blended Benchmark
$10,000 starting value
$17,340 ending value

Bloomberg US TIPS 1-10 Year Index
$10,000 starting value
$13,742 ending value

MSCI ACWI Commodity Producers Index (Net)
$10,000 starting value
$22,108 ending value

Bloomberg Commodity Index Total Return
$10,000 starting value
$15,247 ending value

MSCI World IMI Core Real Estate Index (Net)
$10,000 starting value
$14,186 ending value

MSCI ACWI Infrastructure Index (Net)
$10,000 starting value
$18,484 ending value

MSCI ACWI Index (Net)
$10,000 starting value
$29,208 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	13.21%	11.84%	6.36%
Blended Benchmark	10.89%	10.08%	5.66%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
MSCI ACWI Commodity Producers Index (Net)	14.65%	19.49%	8.26%
Bloomberg Commodity Index Total Return	14.15%	11.86%	4.31%
MSCI World IMI Core Real Estate Index (Net)	4.27%	6.29%	3.56%
MSCI ACWI Infrastructure Index (Net)	17.48%	9.80%	6.34%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$61,525,128
Total number of portfolio holdings	205
Total investment management fees paid	$521,402
Portfolio turnover rate	149%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	48.9%
U.S. Government Securities	32.7%
Foreign Government Obligations	2.8%
Closed End Funds	0.4%
Exchange-Traded Funds	0.2%
Short-Term Investments	1.5%
Other Assets & Liabilities	13.5%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRLTX_1025
Annual Shareholder Report
October 31, 2025
Hartford Real Asset Fund (Consolidated)
Class R6/HRLZX
This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$96*	0.90%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust Artificial Intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove Technology sector outperformance, which lifted broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Within the equity portion of the Fund, strong security selection in Energy, Infrastructure, and Industrial Metals sectors contributed positively to relative performance. Sector allocation decisions contributed positively driven by an overweight to the Precious Metals sector and an underweight to the Energy sector.
  Within the fixed income portion of the Fund, the positive effects from sector allocation decisions were driven by a non-benchmark position in Emerging Market Inflation-Linked Bonds. Security selection was also modestly positive, driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
Top Detractors to Performance
  Within commodities, sector allocation was negative during the period, driven by the negative impact from an overweight to the Industrial Metals sector and an underweight to the Precious Metals sector.
  Within the equity portion of the Fund, the Real Estate and Agriculture sectors had a negative impact on relative performance.
During the period, the Fund primarily used futures to gain commodity exposure, which contributed positively to Fund performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R6
$10,000 starting value
$18,614 ending value

Blended Benchmark
$10,000 starting value
$13,742 ending value

Bloomberg US TIPS 1-10 Year Index
$10,000 starting value
$14,186 ending value

MSCI ACWI Commodity Producers Index (Net)
$10,000 starting value
$29,208 ending value

Bloomberg Commodity Index Total Return
$10,000 starting value
$18,614 ending value

MSCI World IMI Core Real Estate Index (Net)
$10,000 starting value
$18,484 ending value

MSCI ACWI Infrastructure Index (Net)
$10,000 starting value
$22,108 ending value

MSCI ACWI Index (Net)
$10,000 starting value
$15,247 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	13.28%	11.88%	6.41%
Blended Benchmark	10.89%	10.08%	5.66%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
MSCI ACWI Commodity Producers Index (Net)	14.65%	19.49%	8.26%
Bloomberg Commodity Index Total Return	14.15%	11.86%	4.31%
MSCI World IMI Core Real Estate Index (Net)	4.27%	6.29%	3.56%
MSCI ACWI Infrastructure Index (Net)	17.48%	9.80%	6.34%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
Performance for Class R6 shares prior to February 28, 2022 (the inception date of Class R6) reflects the performance of the Fund's Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$61,525,128
Total number of portfolio holdings	205
Total investment management fees paid	$521,402
Portfolio turnover rate	149%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	48.9%
U.S. Government Securities	32.7%
Foreign Government Obligations	2.8%
Closed End Funds	0.4%
Exchange-Traded Funds	0.2%
Short-Term Investments	1.5%
Other Assets & Liabilities	13.5%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRLZX_1025
Annual Shareholder Report
October 31, 2025
Hartford Real Asset Fund (Consolidated)
Class Y/HRLYX
This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$96*	0.90%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust Artificial Intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove Technology sector outperformance, which lifted broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Within the equity portion of the Fund, strong security selection in Energy, Infrastructure, and Industrial Metals sectors contributed positively to relative performance. Sector allocation decisions contributed positively driven by an overweight to the Precious Metals sector and an underweight to the Energy sector.
  Within the fixed income portion of the Fund, the positive effects from sector allocation decisions were driven by a non-benchmark position in Emerging Market Inflation-Linked Bonds. Security selection was also modestly positive, driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
Top Detractors to Performance
  Within commodities, sector allocation was negative during the period, driven by the negative impact from an overweight to the Industrial Metals sector and an underweight to the Precious Metals sector.
  Within the equity portion of the Fund, the Real Estate and Agriculture sectors had a negative impact on relative performance.
During the period, the Fund primarily used futures to gain commodity exposure, which contributed positively to Fund performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$800,000
$600,000
$400,000
$200,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class Y
$250,000 starting value
$465,377 ending value

Blended Benchmark
$250,000 starting value
$433,497 ending value

Bloomberg US TIPS 1-10 Year Index
$250,000 starting value
$343,547 ending value

MSCI ACWI Commodity Producers Index (Net)
$250,000 starting value
$552,692 ending value

Bloomberg Commodity Index Total Return
$250,000 starting value
$381,168 ending value

MSCI World IMI Core Real Estate Index (Net)
$250,000 starting value
$354,655 ending value

MSCI ACWI Infrastructure Index (Net)
$250,000 starting value
$462,102 ending value

MSCI ACWI Index (Net)
$250,000 starting value
$730,200 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	13.15%	11.88%	6.41%
Blended Benchmark	10.89%	10.08%	5.66%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
MSCI ACWI Commodity Producers Index (Net)	14.65%	19.49%	8.26%
Bloomberg Commodity Index Total Return	14.15%	11.86%	4.31%
MSCI World IMI Core Real Estate Index (Net)	4.27%	6.29%	3.56%
MSCI ACWI Infrastructure Index (Net)	17.48%	9.80%	6.34%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$61,525,128
Total number of portfolio holdings	205
Total investment management fees paid	$521,402
Portfolio turnover rate	149%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	48.9%
U.S. Government Securities	32.7%
Foreign Government Obligations	2.8%
Closed End Funds	0.4%
Exchange-Traded Funds	0.2%
Short-Term Investments	1.5%
Other Assets & Liabilities	13.5%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRLYX_1025
Annual Shareholder Report
October 31, 2025
Hartford Real Asset Fund (Consolidated)
Class F/HRLFX
This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$96*	0.90%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust Artificial Intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove Technology sector outperformance, which lifted broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Within the equity portion of the Fund, strong security selection in Energy, Infrastructure, and Industrial Metals sectors contributed positively to relative performance. Sector allocation decisions contributed positively driven by an overweight to the Precious Metals sector and an underweight to the Energy sector.
  Within the fixed income portion of the Fund, the positive effects from sector allocation decisions were driven by a non-benchmark position in Emerging Market Inflation-Linked Bonds. Security selection was also modestly positive, driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
Top Detractors to Performance
  Within commodities, sector allocation was negative during the period, driven by the negative impact from an overweight to the Industrial Metals sector and an underweight to the Precious Metals sector.
  Within the equity portion of the Fund, the Real Estate and Agriculture sectors had a negative impact on relative performance.
During the period, the Fund primarily used futures to gain commodity exposure, which contributed positively to Fund performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$3,000,000
$2,500,000
$2,000,000
$1,500,000
$1,000,000
$500,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class F
$1,000,000 starting value
$1,858,977 ending value

Blended Benchmark
$1,000,000 starting value
$1,374,186 ending value

Bloomberg US TIPS 1-10 Year Index
$1,000,000 starting value
$1,418,621 ending value

MSCI ACWI Commodity Producers Index (Net)
$1,000,000 starting value
$2,920,799 ending value

Bloomberg Commodity Index Total Return
$1,000,000 starting value
$1,858,977 ending value

MSCI World IMI Core Real Estate Index (Net)
$1,000,000 starting value
$1,848,408 ending value

MSCI ACWI Infrastructure Index (Net)
$1,000,000 starting value
$2,210,766 ending value

MSCI ACWI Index (Net)
$1,000,000 starting value
$1,524,672 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	13.26%	11.90%	6.40%
Blended Benchmark	10.89%	10.08%	5.66%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
MSCI ACWI Commodity Producers Index (Net)	14.65%	19.49%	8.26%
Bloomberg Commodity Index Total Return	14.15%	11.86%	4.31%
MSCI World IMI Core Real Estate Index (Net)	4.27%	6.29%	3.56%
MSCI ACWI Infrastructure Index (Net)	17.48%	9.80%	6.34%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$61,525,128
Total number of portfolio holdings	205
Total investment management fees paid	$521,402
Portfolio turnover rate	149%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	48.9%
U.S. Government Securities	32.7%
Foreign Government Obligations	2.8%
Closed End Funds	0.4%
Exchange-Traded Funds	0.2%
Short-Term Investments	1.5%
Other Assets & Liabilities	13.5%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHRLFX_1025

(b) Not applicable.

Item 2. Code of Ethics.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description. The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions. A copy of the code of ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Board of Directors of the registrant (the “Board”) has designated David Sung as an Audit Committee Financial Expert. Mr. Sung is considered by the Board to be an independent director.

Item 4. Principal Accountant Fees and Services.

The fees below reflect the aggregate fees billed by all of the series of The Hartford Mutual Funds, Inc., which includes the series of The Hartford Mutual Funds, Inc. to which this certified shareholder report relates.

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were:

$1,159,840 for the fiscal year ended October 31, 2025; $1,107,993 for the fiscal year ended October 31, 2024.

(b)

Audit Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were:

$0 for the fiscal year ended October 31, 2025; $16,000 for the fiscal year ended October 31, 2024. Audit-related services were principally in connection with consents for additional registration statements.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were:

$173,209 for the fiscal year ended October 31, 2025; $171,084 for the fiscal year ended October 31, 2024. Tax-related services were principally in connection with, but not limited to, general tax services and excise tax services.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were:

$1,022 for the fiscal year ended October 31, 2025; $983 for the fiscal year ended October 31, 2024. These fees were principally in connection with, but not limited to, general audit related products and services and an accounting research tool subscription.

(e) (1)

The Pre-Approval Policies and Procedures (the “Policy”) adopted by the Audit Committee of the registrant (also, the “Fund”) sets forth the procedures pursuant to which services performed by the independent registered public accounting firm for the registrant may be pre-approved. The following summarizes the pre-approval requirements under the Policy.

a)	The Audit Committee must pre-approve all audit services and non-audit services that the independent registered public accounting firm provides to the Fund.

b)

The Audit Committee must pre-approve any engagement of the independent registered public accounting firm to provide non-audit services to any Service Affiliate (which is defined to include any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund) during the period of the independent registered public accounting firm’s engagement to provide audit services to the Fund, if the non-audit services to the Service Affiliate directly impact the Fund’s operations and financial reporting.

c)

The Audit Committee, from time to time, may designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Audit Committee’s behalf, any non-audit services, whether to the Fund or to any Service Affiliate, that have not been pre-approved by the Audit Committee. The Designated Member also shall review, on the Audit Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. In considering any requested non-audit services or proposed material change in such services, the Designated Member shall not authorize services which would exceed $50,000 in fees for such services.

d)

The independent registered public accounting firm may not provide specified prohibited non-audit services set forth in the Policy to the Fund, the Fund’s investment adviser, the Service Affiliates or any other member of the investment company complex.

(e) (2)

One hundred percent of the services described in items 4(b) through 4(d) were approved in accordance with the Audit Committee’s Pre-Approval Policy. As a result, none of such services was approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Less than 50% of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the year ended October 31, 2025, were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were:

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant: $174,231 for the fiscal year ended October 31, 2025; $172,067 for the fiscal year ended October 31, 2024.

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser was $121,499 for the fiscal year ended October 31, 2025 and $121,199 for the fiscal year ended October 31, 2024.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The information required by this Item 6(a) for each of The Hartford Capital Appreciation Fund, Hartford Core Equity Fund, The Hartford Dividend and Growth Fund, The Hartford Equity Income Fund, The Hartford Healthcare Fund, The Hartford MidCap Fund, The Hartford MidCap Value Fund, Hartford Small Cap Value Fund, The Hartford Small Company Fund, The Hartford Balanced Income Fund, The Hartford Checks and Balances Fund, The Hartford Conservative Allocation Fund, Hartford Moderately Aggressive Allocation Fund, Hartford Moderate Allocation Fund, Hartford Multi-Asset Income Fund and Hartford Real Asset Fund is included in the Annual Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Hartford Domestic
Equity Funds
Annual Financial Statements
and Other Information
October 31, 2025
◼The Hartford Capital Appreciation Fund
◼Hartford Core Equity Fund
◼The Hartford Dividend and Growth Fund
◼The Hartford Equity Income Fund
◼The Hartford Growth Opportunities Fund
◼The Hartford Healthcare Fund
◼The Hartford MidCap Fund
◼The Hartford MidCap Value Fund
◼Hartford Schroders US MidCap Opportunities Fund
◼Hartford Schroders US Small Cap Opportunities Fund
◼The Hartford Small Cap Growth Fund
◼Hartford Small Cap Value Fund
◼The Hartford Small Company Fund

Hartford Domestic Equity Funds
Table of Contents

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
The Hartford Capital Appreciation Fund	3
Hartford Core Equity Fund	7
The Hartford Dividend and Growth Fund	9
The Hartford Equity Income Fund	11
The Hartford Growth Opportunities Fund	13
The Hartford Healthcare Fund	15
The Hartford MidCap Fund	17
The Hartford MidCap Value Fund	19
Hartford Schroders US MidCap Opportunities Fund	21
Hartford Schroders US Small Cap Opportunities Fund	23
The Hartford Small Cap Growth Fund	25
Hartford Small Cap Value Fund	28
The Hartford Small Company Fund	30
Glossary	32
Statements of Assets and Liabilities:
The Hartford Capital Appreciation Fund	33
Hartford Core Equity Fund	33
The Hartford Dividend and Growth Fund	33
The Hartford Equity Income Fund	33
The Hartford Growth Opportunities Fund	33
The Hartford Healthcare Fund	33
The Hartford MidCap Fund	35
The Hartford MidCap Value Fund	35
Hartford Schroders US MidCap Opportunities Fund	35
Hartford Schroders US Small Cap Opportunities Fund	35
The Hartford Small Cap Growth Fund	35
Hartford Small Cap Value Fund	35
The Hartford Small Company Fund	37
Statements of Operations:
The Hartford Capital Appreciation Fund	39
Hartford Core Equity Fund	39
The Hartford Dividend and Growth Fund	39
The Hartford Equity Income Fund	39
The Hartford Growth Opportunities Fund	39
The Hartford Healthcare Fund	39
The Hartford MidCap Fund	41
The Hartford MidCap Value Fund	41
Hartford Schroders US MidCap Opportunities Fund	41
Hartford Schroders US Small Cap Opportunities Fund	41

Hartford Domestic Equity Funds

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
The Hartford Capital Appreciation Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Automobiles & Components - 2.2%
76,768	Modine Manufacturing Co.*	$11,761,625
280,669	Tesla, Inc.*	128,142,239
		139,903,864
	Banks - 4.0%
821,664	Bank of America Corp.	43,917,941
416,689	Bank of Nova Scotia(1)	27,334,799
893,258	Cadence Bank	33,711,557
948,744	Columbia Banking System, Inc.	25,426,339
295,588	Southstate Bank Corp.	26,203,876
597,399	Synovus Financial Corp.	26,667,891
769,091	Truist Financial Corp.	34,324,531
382,213	Wells Fargo & Co.	33,241,065
		250,827,999
	Capital Goods - 6.5%
291,137	Boise Cascade Co.	20,522,247
35,065	GE Vernova, Inc.	20,517,934
92,610	Helios Technologies, Inc.	5,126,890
217,963	Honeywell International, Inc.	43,882,491
95,103	Hubbell, Inc.	44,698,410
89,795	IDEX Corp.	15,396,251
160,271	JBT Marel Corp.	20,210,173
79,049	Lockheed Martin Corp.	38,882,622
806,800	Mammoth, Inc.*(2)(3)	14,691,828
260,028	Masco Corp.	16,839,413
114,901	Middleby Corp.*	14,274,151
83,342	Northrop Grumman Corp.	48,625,890
26,922	Quanta Services, Inc.	12,091,478
79,624	RTX Corp.	14,212,884
59,384	Vertiv Holdings Co. Class A	11,452,798
109,779	WESCO International, Inc.	28,490,944
182,137	Westinghouse Air Brake Technologies Corp.	37,236,088
		407,152,492
	Commercial & Professional Services - 0.8%
40,054	CACI International, Inc. Class A*	22,520,361
310,188	TransUnion	25,181,062
		47,701,423
	Consumer Discretionary Distribution & Retail - 7.4%
947,907	Amazon.com, Inc.*	231,497,847
241,128	Chewy, Inc. Class A*	8,130,836
168,692	Dick's Sporting Goods, Inc.	37,356,843
165,040	Home Depot, Inc.	62,647,534
157,600	Lowe's Cos., Inc.	37,529,288
361,363	TJX Cos., Inc.	50,641,411
316,327	Tory Burch LLC*(2)(3)	16,135,824
623,401	Valvoline, Inc.*	20,578,467
		464,518,050
	Consumer Durables & Apparel - 1.0%
271,698	NIKE, Inc. Class B	17,548,974
235,371	On Holding AG Class A*	8,744,033
222,726	Somnigroup International, Inc.	17,671,081
615,719	Steven Madden Ltd.	20,879,031
		64,843,119
	Consumer Services - 2.0%
318,003	DraftKings, Inc. Class A*	9,727,712
69,600	Expedia Group, Inc.	15,312,000
130,780	Marriott International, Inc. Class A	34,078,653
147,224	McDonald's Corp.	43,936,058
277,561	Wyndham Hotels & Resorts, Inc.	20,381,304
		123,435,727
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Consumer Staples Distribution & Retail - 0.5%
397,458	U.S. Foods Holding Corp.*	$28,863,400
	Energy - 2.1%
805,117	Antero Resources Corp.*	24,886,167
1,388,064	Coterra Energy, Inc.	32,841,594
72,459	Targa Resources Corp.	11,161,584
615,879	Viper Energy, Inc. Class A	23,132,415
662,376	Williams Cos., Inc.	38,331,699
		130,353,459
	Equity Real Estate Investment Trusts (REITs) - 1.6%
1,088,218	Brixmor Property Group, Inc. REIT	28,467,783
247,158	Camden Property Trust REIT	24,587,278
272,202	Simon Property Group, Inc. REIT	47,842,223
		100,897,284
	Financial Services - 6.0%
148,864	American Express Co.	53,699,711
53,388	Evercore, Inc. Class A	15,725,969
246,099	Intercontinental Exchange, Inc.	36,001,823
223,461	KKR & Co., Inc.	26,442,140
101,898	Mastercard, Inc. Class A	56,246,677
102,649	S&P Global, Inc.	50,011,619
275,840	Stifel Financial Corp.	32,667,731
183,751	Tradeweb Markets, Inc. Class A	19,365,518
182,190	Visa, Inc. Class A	62,079,421
316,748	Voya Financial, Inc.	23,585,056
		375,825,665
	Food, Beverage & Tobacco - 1.4%
585,320	Coca-Cola Co.	40,328,548
127,974	Monster Beverage Corp.*	8,552,503
261,152	Philip Morris International, Inc.	37,692,068
		86,573,119
	Health Care Equipment & Services - 1.4%
37,710	Elevance Health, Inc.	11,961,612
86,017	Labcorp Holdings, Inc.	21,844,877
116,823	Stryker Corp.	41,617,026
36,533	UnitedHealth Group, Inc.	12,478,211
		87,901,726
	Household & Personal Products - 1.4%
312,756	Procter & Gamble Co.	47,029,120
652,324	Unilever PLC ADR(1)	39,263,381
		86,292,501
	Insurance - 2.8%
437,793	American International Group, Inc.	34,568,135
173,519	Chubb Ltd.	48,054,352
525,642	Kemper Corp.	23,648,634
393,701	Marsh & McLennan Cos., Inc.	70,137,833
		176,408,954
	Materials - 3.1%
3,867,900	Amcor PLC	30,556,410
402,384	Ingevity Corp.*	21,616,069
1,201,608	James Hardie Industries PLC ADR*	25,149,655
120,959	Linde PLC	50,597,150
129,757	Quaker Chemical Corp.	18,021,950
94,045	Reliance, Inc.	26,561,129
590,918	Silgan Holdings, Inc.(1)	22,821,253
34,490	Solstice Advanced Materials, Inc.*	1,554,464
		196,878,080
	Media & Entertainment - 10.9%
1,219,315	Alphabet, Inc. Class A	342,859,185
217,375	Alphabet, Inc. Class C	61,260,623
The accompanying notes are an integral part of these financial statements.

3

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Media & Entertainment - 10.9% - (continued)
406,159	Cargurus, Inc.*	$14,264,304
255,933	Liberty Media Corp.-Liberty Formula One Class C*	25,554,910
202,578	Meta Platforms, Inc. Class A	131,341,446
46,588	Netflix, Inc.*	52,125,450
265,467	Omnicom Group, Inc.	19,915,334
51,761	Reddit, Inc. Class A*	10,815,461
66,253	ROBLOX Corp. Class A*	7,534,291
27,491	Spotify Technology SA*	18,015,402
		683,686,406
	Pharmaceuticals, Biotechnology & Life Sciences - 5.5%
218,105	AbbVie, Inc.	47,555,614
206,101	Danaher Corp.	44,390,033
112,353	Eli Lilly & Co.	96,944,910
216,348	Exact Sciences Corp.*	13,995,552
208,694	Gilead Sciences, Inc.	24,999,454
141,701	ICON PLC*	24,347,066
281,216	Merck & Co., Inc.	24,178,952
141,421	Natera, Inc.*	28,132,879
928,162	Pfizer, Inc.	22,879,193
137,995	Zoetis, Inc.	19,883,700
		347,307,353
	Real Estate Management & Development - 0.2%
180,119	Zillow Group, Inc. Class C*	13,505,323
	Semiconductors & Semiconductor Equipment - 15.0%
183,157	ARM Holdings PLC ADR*	31,103,722
734,222	Broadcom, Inc.	271,390,478
194,830	MKS, Inc.	27,999,019
2,298,233	NVIDIA Corp.	465,369,200
155,407	NXP Semiconductors NV	32,498,712
403,871	QUALCOMM, Inc.	73,060,264
251,115	Texas Instruments, Inc.	40,545,028
		941,966,423
	Software & Services - 10.2%
97,800	Accenture PLC Class A	24,459,780
266,931	Amdocs Ltd.	22,491,606
27,237	AppLovin Corp. Class A*	17,358,957
48,398	Crowdstrike Holdings, Inc. Class A*	26,280,598
61,155	Intuit, Inc.	40,824,020
705,090	Microsoft Corp.	365,102,653
157,653	Oracle Corp.	41,401,254
115,194	Palantir Technologies, Inc. Class A*	23,092,941
327,787	Progress Software Corp.*	13,976,838
86,684	PTC, Inc.*	17,210,242
1,477	Rubicon Earnout Shares*(2)(3)	—
157,544	Rubicon TRA Placeholder*(2)(3)	10,241
25,944	ServiceNow, Inc.*	23,849,800
82,505	Shopify, Inc. Class A*	14,344,319
78,837	Wix.com Ltd.*	11,473,937
		641,877,186
	Technology Hardware & Equipment - 10.3%
1,473,364	Apple, Inc.	398,353,425
246,073	Arista Networks, Inc.*	38,803,251
178,750	Belden, Inc.	21,780,688
53,321	Celestica, Inc.*	18,368,018
553,825	Cisco Systems, Inc.	40,490,146
224,993	Corning, Inc.	20,042,376
167,701	Dell Technologies, Inc. Class C	27,169,239
752,831	Flex Ltd.*	47,066,994
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.4% - (continued)
	Technology Hardware & Equipment - 10.3% - (continued)
153,413	TD SYNNEX Corp.		$24,007,600
99,450	Trimble, Inc.*		7,931,138
			644,012,875
	Transportation - 0.3%
102,030	CH Robinson Worldwide, Inc.		15,711,600
	Utilities - 1.8%
252,296	Atmos Energy Corp.		43,324,269
228,975	Chesapeake Utilities Corp.		29,143,938
466,060	Sempra		42,849,556
			115,317,763
	Total Common Stocks (cost $4,117,574,830)		$6,171,761,791
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Health Care Equipment & Services - 0.0%
566,622	Lumeris Group Holdings Corp.*(2)(3)(4)		$458,964
	Software & Services - 0.0%
77,707	Lookout, Inc. Series F*(2)(3)(4)		337,248
	Total Convertible Preferred Stocks (cost $1,783,654)		$796,212
EXCHANGE-TRADED FUNDS - 0.7%
	Other Investment Pools & Funds - 0.7%
41,483	iShares Russell 2000 Value ETF		$7,347,884
380,453	Vanguard Russell 1000 Value		34,160,875
	Total Exchange-Traded Funds (cost $41,169,018)		$41,508,759
	Total Long-Term Investments (cost $4,160,527,502)		$6,214,066,762
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.2%
$ 10,586,090	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2025 at 4.15%, due on 11/03/2025 with a maturity value of $10,589,751; collateralized by U.S. Treasury Note at 4.25%, maturing 05/15/2035, with a market value of $10,797,896		$10,586,090
	Securities Lending Collateral - 0.1%
6,957,195	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(5)		6,957,195
	Total Short-Term Investments (cost $17,543,285)		$17,543,285
	Total Investments (cost $4,178,070,787)	99.4%	$6,231,610,047
	Other Assets and Liabilities	0.6%	38,537,967
	Net Assets	100.0%	$6,270,148,014
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The accompanying notes are an integral part of these financial statements.

4

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
October 31, 2025

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $31,634,105 or 0.5% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	77,707	$887,655	$337,248
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	566,622	895,999	458,964
06/2015	Mammoth, Inc.	806,800	10,846,942	14,691,828
09/2015	Rubicon Earnout Shares	1,477	—	—
09/2015	Rubicon TRA Placeholder	157,544	—	10,241
11/2013	Tory Burch LLC	316,327	24,792,580	16,135,824
			$37,423,176	$31,634,105

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	65	12/19/2025	$22,340,500	$666,843
Total futures contracts				$666,843
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

5

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
October 31, 2025

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$6,171,761,791	$6,140,923,898	$—	$30,837,893
Convertible Preferred Stocks	796,212	—	—	796,212
Exchange-Traded Funds	41,508,759	41,508,759	—	—
Short-Term Investments	17,543,285	6,957,195	10,586,090	—
Futures Contracts(2)	666,843	666,843	—	—
Total	$6,232,276,890	$6,190,056,695	$10,586,090	$31,634,105

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

6

Hartford Core Equity Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8%
	Automobiles & Components - 0.6%
166,545	Tesla, Inc.*	$76,037,785
	Banks - 4.0%
914,877	JP Morgan Chase & Co.	284,636,532
2,075,304	Wells Fargo & Co.	180,489,189
		465,125,721
	Capital Goods - 8.7%
296,775	Caterpillar, Inc.	171,316,336
635,037	Emerson Electric Co.	88,632,114
370,664	Ferguson Enterprises, Inc.	92,110,004
272,171	FTAI Aviation Ltd.	47,058,366
167,173	GE Vernova, Inc.	97,819,609
511,230	General Electric Co.	157,944,509
145,459	Parker-Hannifin Corp.	112,415,079
839,660	RTX Corp.	149,879,310
238,182	Trane Technologies PLC	106,860,354
		1,024,035,681
	Commercial & Professional Services - 0.7%
377,002	Republic Services, Inc.	78,506,896
	Consumer Discretionary Distribution & Retail - 8.7%
2,496,160	Amazon.com, Inc.*	609,612,195
28,268	AutoZone, Inc.*	103,868,787
554,423	Lowe's Cos., Inc.	132,024,749
325,059	Pool Corp.	86,810,257
610,133	TJX Cos., Inc.	85,504,039
		1,017,820,027
	Consumer Services - 1.0%
453,243	Marriott International, Inc. Class A	118,106,061
	Consumer Staples Distribution & Retail - 2.7%
1,207,842	BJ's Wholesale Club Holdings, Inc.*	106,604,135
2,086,486	Walmart, Inc.	211,110,653
		317,714,788
	Energy - 2.5%
428,695	Expand Energy Corp.	44,288,480
1,446,985	Exxon Mobil Corp.	165,477,205
1,381,428	Williams Cos., Inc.	79,943,238
		289,708,923
	Equity Real Estate Investment Trusts (REITs) - 2.0%
550,336	Simon Property Group, Inc. REIT	96,727,055
764,990	Welltower, Inc. REIT	138,493,790
		235,220,845
	Financial Services - 7.3%
338,600	American Express Co.	122,143,178
166,861	Goldman Sachs Group, Inc.	131,715,068
692,057	Intercontinental Exchange, Inc.	101,241,018
617,600	KKR & Co., Inc.	73,080,608
1,304,989	Klarna Group PLC*(1)	49,028,437
483,514	Mastercard, Inc. Class A	266,894,893
1,327,402	Nasdaq, Inc.	113,479,597
		857,582,799
	Food, Beverage & Tobacco - 2.4%
1,387,474	McCormick & Co., Inc.	89,020,332
813,368	Monster Beverage Corp.*	54,357,383
932,838	Philip Morris International, Inc.	134,636,509
		278,014,224
	Health Care Equipment & Services - 2.8%
1,233,146	Abbott Laboratories	152,441,508
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Health Care Equipment & Services - 2.8% - (continued)
588,212	Boston Scientific Corp.*	$59,244,713
340,683	Cencora, Inc.	115,086,124
		326,772,345
	Insurance - 1.4%
311,074	Arthur J Gallagher & Co.	77,609,853
298,896	Chubb Ltd.	82,776,258
		160,386,111
	Materials - 1.8%
237,890	Linde PLC	99,509,387
329,062	Sherwin-Williams Co.	113,506,646
		213,016,033
	Media & Entertainment - 10.1%
2,443,070	Alphabet, Inc. Class A	686,966,853
511,197	Meta Platforms, Inc. Class A	331,434,575
148,666	Netflix, Inc.*	166,336,441
		1,184,737,869
	Pharmaceuticals, Biotechnology & Life Sciences - 4.7%
290,304	Eli Lilly & Co.	250,491,710
1,079,317	Gilead Sciences, Inc.	129,291,383
129,834	United Therapeutics Corp.*	57,831,959
279,279	Vertex Pharmaceuticals, Inc.*	118,852,764
		556,467,816
	Semiconductors & Semiconductor Equipment - 14.0%
1,194,007	Broadcom, Inc.	441,340,807
137,774	KLA Corp.	166,532,945
5,097,944	NVIDIA Corp.	1,032,282,681
		1,640,156,433
	Software & Services - 10.2%
245,058	Cadence Design Systems, Inc.*	82,998,694
1,723,989	Microsoft Corp.	892,698,744
583,076	Oracle Corp.	153,121,589
12,974	Roper Technologies, Inc.	5,788,350
128,777	Tyler Technologies, Inc.*	61,331,334
		1,195,938,711
	Technology Hardware & Equipment - 9.8%
3,448,431	Apple, Inc.	932,352,289
822,259	Corning, Inc.	73,246,832
188,237	Motorola Solutions, Inc.	76,557,870
882,953	Trimble, Inc.*	70,415,502
		1,152,572,493
	Telecommunication Services - 0.9%
519,601	T-Mobile U.S., Inc.	109,142,190
	Utilities - 2.5%
622,025	Atmos Energy Corp.	106,814,133
1,309,006	Dominion Energy, Inc.	76,825,562
955,263	WEC Energy Group, Inc.	106,731,535
		290,371,230
	Total Common Stocks (cost $6,131,967,941)	$11,587,434,981
The accompanying notes are an integral part of these financial statements.

7

Hartford Core Equity Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.0%
$ 1,035,287	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2025 at 4.15%, due on 11/03/2025 with a maturity value of $1,035,645; collateralized by U.S. Treasury Note at 4.63%, maturing 02/15/2035, with a market value of $1,056,134		$1,035,287
	Securities Lending Collateral - 0.1%
4,784,973	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(2)		4,784,973
	Total Short-Term Investments (cost $5,820,260)		$5,820,260
	Total Investments (cost $6,137,788,201)	98.9%	$11,593,255,241
	Other Assets and Liabilities	1.1%	130,863,114
	Net Assets	100.0%	$11,724,118,355
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$11,587,434,981	$11,587,434,981	$—	$—
Short-Term Investments	5,820,260	4,784,973	1,035,287	—
Total	$11,593,255,241	$11,592,219,954	$1,035,287	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

8

The Hartford Dividend and Growth Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1%
	Banks - 7.6%
8,908,890	Bank of America Corp.	$476,180,170
591,798	JP Morgan Chase & Co.	184,120,194
6,700,735	Truist Financial Corp.	299,053,803
4,911,711	Wells Fargo & Co.	427,171,506
		1,386,525,673
	Capital Goods - 10.9%
1,078,074	Airbus SE	265,821,815
561,268	General Dynamics Corp.	193,581,333
609,468	Hubbell, Inc.	286,449,960
714,543	Lockheed Martin Corp.	351,469,411
1,847,176	Masco Corp.	119,623,118
2,525,998	Otis Worldwide Corp.	234,311,574
1,106,234	Vertiv Holdings Co. Class A	213,348,289
1,611,765	Westinghouse Air Brake Technologies Corp.	329,509,237
		1,994,114,737
	Consumer Discretionary Distribution & Retail - 2.6%
1,516,481	Lowe's Cos., Inc.	361,119,621
858,046	TJX Cos., Inc.	120,246,566
		481,366,187
	Consumer Services - 1.6%
1,323,777	Expedia Group, Inc.	291,230,940
	Consumer Staples Distribution & Retail - 1.4%
3,362,549	Sysco Corp.	249,770,140
	Energy - 5.8%
3,714,771	ConocoPhillips	330,094,551
5,902,191	EQT Corp.	316,239,394
1,534,770	TotalEnergies SE ADR(1)	95,524,085
5,514,656	Williams Cos., Inc.	319,133,142
		1,060,991,172
	Equity Real Estate Investment Trusts (REITs) - 3.1%
1,824,862	Equity Residential REIT	108,469,797
455,174	Public Storage REIT	126,793,270
1,777,801	Welltower, Inc. REIT	321,853,093
		557,116,160
	Financial Services - 8.5%
273,749	American Express Co.	98,749,477
304,978	Blackrock, Inc.	330,233,228
1,509,638	Morgan Stanley	247,580,632
2,314,811	Nasdaq, Inc.	197,893,192
851,727	S&P Global, Inc.	414,969,912
778,941	Visa, Inc. Class A	265,416,356
		1,554,842,797
	Food, Beverage & Tobacco - 2.6%
1,864,228	General Mills, Inc.	86,891,667
2,696,517	Philip Morris International, Inc.	389,188,299
		476,079,966
	Health Care Equipment & Services - 4.4%
346,874	Elevance Health, Inc.	110,028,433
572,135	HCA Healthcare, Inc.	262,999,017
535,301	Labcorp Holdings, Inc.	135,945,042
842,027	UnitedHealth Group, Inc.	287,602,742
		796,575,234
	Household & Personal Products - 2.1%
6,193,900	Unilever PLC ADR	372,810,841
	Insurance - 2.5%
3,190,642	American International Group, Inc.	251,933,092
819,735	Arthur J Gallagher & Co.	204,515,685
		456,448,777
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Materials - 2.0%
2,901,444	BHP Group Ltd. ADR(1)	$165,527,380
1,928,130	PPG Industries, Inc.	188,474,708
		354,002,088
	Media & Entertainment - 8.5%
3,912,376	Alphabet, Inc. Class A	1,100,121,007
10,207,225	Interpublic Group of Cos., Inc.	261,917,394
1,674,705	Walt Disney Co.	188,605,277
		1,550,643,678
	Pharmaceuticals, Biotechnology & Life Sciences - 8.0%
787,321	AbbVie, Inc.	171,667,471
1,177,224	Agilent Technologies, Inc.	172,298,504
1,916,552	AstraZeneca PLC ADR	157,923,885
1,986,730	Gilead Sciences, Inc.	237,990,387
21,066,131	Haleon PLC	97,962,328
5,762,044	Haleon PLC ADR	53,414,148
1,179,932	Johnson & Johnson	222,853,757
3,437,112	Merck & Co., Inc.	295,522,890
1,854,483	Pfizer, Inc.	45,713,006
		1,455,346,376
	Semiconductors & Semiconductor Equipment - 7.6%
457,002	Broadcom, Inc.	168,921,649
1,425,481	Micron Technology, Inc.	318,979,883
1,950,965	NXP Semiconductors NV	407,985,801
2,738,311	QUALCOMM, Inc.	495,360,460
		1,391,247,793
	Software & Services - 6.3%
3,183,615	Cognizant Technology Solutions Corp. Class A	232,021,861
1,423,955	Microsoft Corp.	737,338,138
669,443	Salesforce, Inc.	174,329,652
		1,143,689,651
	Technology Hardware & Equipment - 5.3%
427,296	Apple, Inc.	115,528,019
7,232,470	Cisco Systems, Inc.	528,765,882
2,007,580	Dell Technologies, Inc. Class C	325,248,036
		969,541,937
	Transportation - 1.6%
3,417,527	Delta Air Lines, Inc.	196,097,699
812,805	Expeditors International of Washington, Inc.	99,080,930
		295,178,629
	Utilities - 4.7%
1,949,605	Duke Energy Corp.	242,335,902
6,508,828	Exelon Corp.	300,187,147
3,487,687	Sempra	320,657,943
		863,180,992
	Total Common Stocks (cost $11,955,407,317)	$17,700,703,768
EXCHANGE-TRADED FUNDS - 2.2%
	Other Investment Pools & Funds - 2.2%
4,541,195	Vanguard Russell 1000 Value	$407,753,899
	Total Exchange-Traded Funds (cost $400,401,494)	$407,753,899
	Total Long-Term Investments (cost $12,355,808,811)	$18,108,457,667
The accompanying notes are an integral part of these financial statements.

9

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.2%
$ 24,467,328	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2025 at 4.15%, due on 11/03/2025 with a maturity value of $24,475,790; collateralized by U.S. Treasury Note at 4.63%, maturing 02/15/2035, with a market value of $24,956,755		$24,467,328
	Securities Lending Collateral - 0.1%
20,874,908	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(2)		20,874,908
	Total Short-Term Investments (cost $45,342,236)		$45,342,236
	Total Investments (cost $12,401,151,047)	99.6%	$18,153,799,903
	Other Assets and Liabilities	0.4%	78,805,111
	Net Assets	100.0%	$18,232,605,014
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$17,700,703,768	$17,336,919,625	$363,784,143	$—
Exchange-Traded Funds	407,753,899	407,753,899	—	—
Short-Term Investments	45,342,236	20,874,908	24,467,328	—
Total	$18,153,799,903	$17,765,548,432	$388,251,471	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

10

The Hartford Equity Income Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2%
	Banks - 7.7%
3,016,139	Bank of America Corp.	$161,212,629
317,075	JP Morgan Chase & Co.	98,648,374
340,048	M&T Bank Corp.	62,524,626
2,382,078	Regions Financial Corp.	57,646,288
		380,031,917
	Capital Goods - 9.6%
498,926	Emerson Electric Co.	69,635,102
302,683	Ferguson Enterprises, Inc.	75,216,725
366,014	Honeywell International, Inc.	73,689,599
310,112	IDEX Corp.	53,171,804
488,136	Johnson Controls International PLC	55,837,877
219,604	L3Harris Technologies, Inc.	63,487,516
840,195	PACCAR, Inc.	82,675,188
		473,713,811
	Commercial & Professional Services - 1.0%
196,547	Automatic Data Processing, Inc.	51,161,184
	Consumer Discretionary Distribution & Retail - 3.5%
224,845	Dick's Sporting Goods, Inc.	49,791,925
1,283,954	Industria de Diseno Textil SA(1)	70,900,434
934,927	Tractor Supply Co.	50,588,900
		171,281,259
	Consumer Services - 1.0%
284,763	Darden Restaurants, Inc.	51,300,055
	Energy - 7.3%
1,008,387	ConocoPhillips	89,605,269
3,217,867	Coterra Energy, Inc.	76,134,733
1,596,152	EQT Corp.	85,521,824
224,941	Marathon Petroleum Corp.	43,843,250
425,239	Targa Resources Corp.	65,503,816
		360,608,892
	Equity Real Estate Investment Trusts (REITs) - 6.5%
859,415	Crown Castle, Inc. REIT	77,536,421
1,782,162	Gaming & Leisure Properties, Inc. REIT	79,591,355
495,412	Lamar Advertising Co. Class A, REIT	58,750,909
416,285	Sun Communities, Inc. REIT	52,701,681
2,277,824	Weyerhaeuser Co. REIT	52,389,952
		320,970,318
	Financial Services - 5.9%
267,716	Ares Management Corp. Class A	39,812,046
353,706	Intercontinental Exchange, Inc.	51,743,651
527,330	Morgan Stanley	86,482,120
612,695	Nasdaq, Inc.	52,379,296
374,869	Raymond James Financial, Inc.	59,480,464
		289,897,577
	Food, Beverage & Tobacco - 6.5%
1,395,617	Archer-Daniels-Midland Co.	84,476,697
341,390	Constellation Brands, Inc. Class A	44,851,818
2,939,393	Keurig Dr. Pepper, Inc.	79,833,914
541,838	Pernod Ricard SA	53,067,889
419,837	Philip Morris International, Inc.	60,595,074
		322,825,392
	Health Care Equipment & Services - 6.4%
305,207	Becton Dickinson & Co.	54,543,543
246,773	Cardinal Health, Inc.	47,076,885
513,358	CVS Health Corp.	40,118,928
205,420	Elevance Health, Inc.	65,159,224
325,216	UnitedHealth Group, Inc.	111,080,777
		317,979,357
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2% - (continued)
	Household & Personal Products - 2.5%
2,421,101	Kenvue, Inc.	$34,791,222
1,511,486	Unilever PLC ADR	90,976,342
		125,767,564
	Insurance - 4.8%
1,086,846	American International Group, Inc.	85,817,360
358,507	Marsh & McLennan Cos., Inc.	63,868,022
306,268	MetLife, Inc.	24,446,312
297,941	Progressive Corp.	61,375,846
		235,507,540
	Materials - 3.9%
1,795,568	Anglo American PLC	67,931,040
354,360	Avery Dennison Corp.	61,974,020
652,003	PPG Industries, Inc.	63,733,293
9,150	Solstice Advanced Materials, Inc.*	412,391
		194,050,744
	Pharmaceuticals, Biotechnology & Life Sciences - 11.3%
735,812	AstraZeneca PLC ADR	60,630,909
63,571	Eli Lilly & Co.	54,852,873
653,982	Gilead Sciences, Inc.	78,340,504
653,577	Johnson & Johnson	123,441,088
1,478,283	Merck & Co., Inc.	127,102,772
2,897,564	Pfizer, Inc.	71,424,953
139,497	Roche Holding AG	45,185,892
		560,978,991
	Semiconductors & Semiconductor Equipment - 2.5%
138,075	Broadcom, Inc.	51,036,662
356,497	NXP Semiconductors NV	74,550,653
		125,587,315
	Software & Services - 2.4%
205,444	Accenture PLC Class A	51,381,544
775,465	Amdocs Ltd.	65,340,681
		116,722,225
	Technology Hardware & Equipment - 4.5%
1,190,930	Cisco Systems, Inc.	87,068,892
546,781	NetApp, Inc.	64,399,866
279,051	TE Connectivity PLC	68,928,388
		220,397,146
	Telecommunication Services - 1.6%
370,908	T-Mobile U.S., Inc.	77,909,225
	Utilities - 8.3%
611,792	American Electric Power Co., Inc.	73,574,106
356,821	Atmos Energy Corp.	61,273,302
1,313,688	Dominion Energy, Inc.	77,100,349
2,000,095	PPL Corp.(1)	73,043,469
847,328	Sempra	77,903,336
430,408	WEC Energy Group, Inc.	48,089,486
		410,984,048
	Total Common Stocks (cost $3,956,554,370)	$4,807,674,560
SHORT-TERM INVESTMENTS - 1.7%
	Repurchase Agreements - 0.4%
$ 22,270,289	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2025 at 4.15%, due on 11/03/2025 with a maturity value of $22,277,991; collateralized by U.S. Treasury Note at 4.63%, maturing 02/15/2035, with a market value of $22,715,889	$22,270,289
The accompanying notes are an integral part of these financial statements.

11

The Hartford Equity Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.7% - (continued)
	Securities Lending Collateral - 1.3%
62,325,930	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(2)		$62,325,930
	Total Short-Term Investments (cost $84,596,219)		$84,596,219
	Total Investments (cost $4,041,150,589)	98.9%	$4,892,270,779
	Other Assets and Liabilities	1.1%	54,605,297
	Net Assets	100.0%	$4,946,876,076
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$4,807,674,560	$4,570,589,305	$237,085,255	$—
Short-Term Investments	84,596,219	62,325,930	22,270,289	—
Total	$4,892,270,779	$4,632,915,235	$259,355,544	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

12

The Hartford Growth Opportunities Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5%
	Automobiles & Components - 4.0%
616,955	Tesla, Inc.*	$281,676,975
	Capital Goods - 3.5%
168,522	GE Vernova, Inc.	98,608,963
102,959	Quanta Services, Inc.	46,241,976
324,383	RTX Corp.	57,902,365
230,900	Vertiv Holdings Co. Class A	44,531,374
		247,284,678
	Consumer Discretionary Distribution & Retail - 9.0%
2,028,151	Amazon.com, Inc.*	495,315,037
1,047,600	Chewy, Inc. Class A*	35,325,072
222,682	Dick's Sporting Goods, Inc.	49,312,929
127,314	Home Depot, Inc.	48,327,121
171,581	Tory Burch LLC*(1)(2)	8,752,346
		637,032,505
	Consumer Durables & Apparel - 0.5%
1,034,941	On Holding AG Class A*	38,448,058
	Consumer Services - 1.5%
1,217,241	DraftKings, Inc. Class A*	37,235,402
273,103	Marriott International, Inc. Class A	71,165,180
		108,400,582
	Energy - 0.7%
301,453	Targa Resources Corp.	46,435,820
	Financial Services - 3.8%
220,005	Evercore, Inc. Class A	64,804,673
923,413	KKR & Co., Inc.	109,267,460
867,811	Tradeweb Markets, Inc. Class A	91,458,601
		265,530,734
	Food, Beverage & Tobacco - 0.7%
737,197	Monster Beverage Corp.*	49,266,876
	Health Care Equipment & Services - 0.5%
118,017	Veeva Systems, Inc. Class A*	34,366,550
	Media & Entertainment - 18.3%
1,642,918	Alphabet, Inc. Class A	461,972,112
1,198,346	Liberty Media Corp.-Liberty Formula One Class C*	119,654,848
348,645	Live Nation Entertainment, Inc.*	52,132,887
397,446	Meta Platforms, Inc. Class A	257,684,114
208,317	Netflix, Inc.*	233,077,559
199,185	Reddit, Inc. Class A*	41,619,706
382,991	ROBLOX Corp. Class A*	43,553,736
131,849	Spotify Technology SA*	86,403,287
		1,296,098,249
	Pharmaceuticals, Biotechnology & Life Sciences - 6.3%
435,817	AbbVie, Inc.	95,025,539
172,035	Eli Lilly & Co.	148,442,120
1,056,242	Exact Sciences Corp.*	68,328,295
688,911	Natera, Inc.*	137,045,065
		448,841,019
	Real Estate Management & Development - 0.8%
749,341	Zillow Group, Inc. Class C*	56,185,588
	Semiconductors & Semiconductor Equipment - 22.9%
804,136	ARM Holdings PLC ADR*(3)	136,558,376
1,100,780	Broadcom, Inc.	406,881,311
5,311,216	NVIDIA Corp.	1,075,468,128
		1,618,907,815
	Software & Services - 12.8%
105,091	AppLovin Corp. Class A*	66,977,647
185,808	Crowdstrike Holdings, Inc. Class A*	100,895,602
603,402	Microsoft Corp.	312,447,590
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.5% - (continued)
	Software & Services - 12.8% - (continued)
638,447	Oracle Corp.		$167,662,567
445,211	Palantir Technologies, Inc. Class A*		89,251,449
20,599	Rubicon Earnout Shares*(1)(2)		—
2,197,165	Rubicon TRA Placeholder*(1)(2)		142,816
117,897	ServiceNow, Inc.*		108,380,354
342,446	Shopify, Inc. Class A*		59,537,661
			905,295,686
	Technology Hardware & Equipment - 12.3%
1,346,107	Apple, Inc.		363,946,950
1,076,290	Arista Networks, Inc.*		169,720,170
321,043	Celestica, Inc.*		110,592,893
870,681	Corning, Inc.		77,560,263
1,539,281	Flex Ltd.*		96,235,848
602,399	Trimble, Inc.*		48,041,320
			866,097,444
	Transportation - 0.9%
395,014	CH Robinson Worldwide, Inc.		60,828,206
	Total Common Stocks (cost $4,066,248,462)		$6,960,696,785
CONVERTIBLE PREFERRED STOCKS - 0.1%
	Health Care Equipment & Services - 0.1%
5,668,755	Lumeris Group Holdings Corp.*(1)(2)(4)		$4,591,692
	Software & Services - 0.0%
743,470	Lookout, Inc. Series F*(1)(2)(4)		3,226,660
	Total Convertible Preferred Stocks (cost $17,456,734)		$7,818,352
	Total Long-Term Investments (cost $4,083,705,196)		$6,968,515,137
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 27,163,620	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2025 at 4.15%, due on 11/03/2025 with a maturity value of $27,173,014; collateralized by U.S. Treasury Note at 4.63%, maturing 02/15/2035, with a market value of $27,706,956		$27,163,620
	Total Short-Term Investments (cost $27,163,620)		$27,163,620
	Total Investments (cost $4,110,868,816)	99.0%	$6,995,678,757
	Other Assets and Liabilities	1.0%	69,068,983
	Net Assets	100.0%	$7,064,747,740
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

13

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
October 31, 2025

See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $16,713,514 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	743,470	$8,492,732	$3,226,660
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	5,668,755	8,964,002	4,591,692
09/2015	Rubicon Earnout Shares	20,599	—	—
09/2015	Rubicon TRA Placeholder	2,197,165	—	142,816
11/2013	Tory Burch LLC	171,581	13,447,917	8,752,346
			$30,904,651	$16,713,514

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Currently no rate available.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$6,960,696,785	$6,951,801,623	$—	$8,895,162
Convertible Preferred Stocks	7,818,352	—	—	7,818,352
Short-Term Investments	27,163,620	—	27,163,620	—
Total	$6,995,678,757	$6,951,801,623	$27,163,620	$16,713,514

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

14

The Hartford Healthcare Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2%
	Biotechnology - 23.9%
172,252	AbbVie, Inc.	$37,557,826
77,790	Agios Pharmaceuticals, Inc.*	3,363,640
14,479	Alnylam Pharmaceuticals, Inc.*	6,603,003
518,381	Amicus Therapeutics, Inc.*	4,680,980
172,064	Apellis Pharmaceuticals, Inc.*	3,694,214
91,700	Apogee Therapeutics, Inc.*	5,189,303
119,733	Arcus Biosciences, Inc.*	2,185,127
10,588	Argenx SE ADR*	8,666,278
25,754	Ascendis Pharma AS ADR*	5,192,006
52,130	Biogen, Inc.*	8,042,095
140,949	Celldex Therapeutics, Inc.*	3,767,567
66,430	Cytokinetics, Inc.*	4,224,284
111,074	Dianthus Therapeutics, Inc.*	3,885,369
56,117	Disc Medicine, Inc.*	4,838,408
42,000	GenFleet Therapeutics Shanghai, Inc.*	147,665
88,743	Immunocore Holdings PLC ADR*(1)	2,936,506
77,383	Ionis Pharmaceuticals, Inc.*	5,749,557
86,541	Kymera Therapeutics, Inc.*	5,351,696
8,078	Madrigal Pharmaceuticals, Inc.*	3,383,874
24,951	Natera, Inc.*	4,963,502
29,773	Nuvalent, Inc. Class A*	2,957,054
45,764	Protagonist Therapeutics, Inc.*	3,597,966
54,175	PTC Therapeutics, Inc.*	3,700,694
86,187	Revolution Medicines, Inc.*	5,071,243
58,010	Scholar Rock Holding Corp.*	1,718,256
58,390	Soleno Therapeutics, Inc.*	3,921,472
25,518	United Therapeutics Corp.*	11,366,483
51,397	Vaxcyte, Inc.*	2,327,256
60,297	Vertex Pharmaceuticals, Inc.*	25,660,594
124,120	Viridian Therapeutics, Inc.*	2,932,956
90,277	Xenon Pharmaceuticals, Inc.*	3,784,412
		191,461,286
	Health Care Distributors - 4.3%
53,001	Cardinal Health, Inc.	10,111,001
71,338	Cencora, Inc.	24,098,690
		34,209,691
	Health Care Equipment - 16.6%
126,787	Abbott Laboratories	15,673,409
245,874	Boston Scientific Corp.*	24,764,429
18,636	DiaSorin SpA	1,650,647
294,148	Edwards Lifesciences Corp.*	24,252,503
58,898	Intuitive Surgical, Inc.*	31,468,024
222,247	Medtronic PLC	20,157,803
20,109	STERIS PLC	4,739,691
27,075	Stryker Corp.	9,645,198
		132,351,704
	Health Care Facilities - 2.4%
186,226	Acadia Healthcare Co., Inc.*	4,003,859
43,416	Encompass Health Corp.	4,942,912
22,986	HCA Healthcare, Inc.	10,566,204
		19,512,975
	Health Care Services - 2.3%
28,600	CVS Health Corp.	2,235,090
51,398	Guardant Health, Inc.*	4,781,042
26,876	Labcorp Holdings, Inc.	6,825,429
165,212	Option Care Health, Inc.*	4,300,468
		18,142,029
	Health Care Supplies - 0.6%
33,987	Align Technology, Inc.*	4,686,128
	Health Care Technology - 0.0%
5,000	HeartFlow, Inc.*	185,800
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2% - (continued)
	Life Sciences Tools & Services - 10.3%
91,347	Agilent Technologies, Inc.	$13,369,547
492,326	Avantor, Inc.*	5,819,293
105,836	Bio-Techne Corp.	6,622,159
24,801	Charles River Laboratories International, Inc.*	4,465,916
103,389	Danaher Corp.	22,267,923
32,789	ICON PLC*	5,633,806
92,140	Qiagen NV(1)	4,316,759
35,114	Thermo Fisher Scientific, Inc.	19,923,332
		82,418,735
	Managed Health Care - 8.0%
217,498	Alignment Healthcare, Inc.*	3,667,016
43,120	Elevance Health, Inc.	13,677,664
136,796	UnitedHealth Group, Inc.	46,724,042
		64,068,722
	Pharmaceuticals - 30.8%
106,245	AstraZeneca PLC ADR	8,754,588
189,374	Bristol-Myers Squibb Co.	8,724,460
96,159	Crinetics Pharmaceuticals, Inc.*	4,182,916
234,258	Elanco Animal Health, Inc.*	5,188,815
119,425	Eli Lilly & Co.	103,047,055
38,717	Galderma Group AG	7,190,212
430,508	GSK PLC	10,079,673
265,740	Jiangsu Hengrui Pharmaceuticals Co. Ltd.*(1)	2,575,489
189,811	Johnson & Johnson	35,849,604
225,661	MBX Biosciences, Inc.*	4,955,516
392,728	Merck & Co., Inc.	33,766,753
187,112	Oculis Holding AG*	3,607,519
155,094	Pharvaris NV*	3,446,189
146,291	Structure Therapeutics, Inc. ADR*	4,874,416
37,351	UCB SA	9,604,509
		245,847,714
	Total Common Stocks (cost $526,657,963)	$792,884,784
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
7,416	Abiomed, Inc. CVR*(2)(3)(4)	$7,564
	Total Rights (cost $7,564)	$7,564
	Total Long-Term Investments (cost $526,665,527)	$792,892,348
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.3%
$ 2,636,789	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2025 at 4.15%, due on 11/03/2025 with a maturity value of $2,637,701; collateralized by U.S. Treasury Note at 4.63%, maturing 02/15/2035, with a market value of $2,689,575	$2,636,789
The accompanying notes are an integral part of these financial statements.

15

The Hartford Healthcare Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.6% - (continued)
	Securities Lending Collateral - 0.3%
2,599,538	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(5)		$2,599,538
	Total Short-Term Investments (cost $5,236,327)		$5,236,327
	Total Investments (cost $531,901,854)	99.8%	$798,128,675
	Other Assets and Liabilities	0.2%	1,294,002
	Net Assets	100.0%	$799,422,677
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $7,564 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2022	Abiomed, Inc. CVR	7,416	$7,564	$7,564

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no expiration date available.
(5)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$792,884,784	$761,784,254	$31,100,530	$—
Rights	7,564	—	—	7,564
Short-Term Investments	5,236,327	2,599,538	2,636,789	—
Total	$798,128,675	$764,383,792	$33,737,319	$7,564

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

16

The Hartford MidCap Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Capital Goods - 18.7%
218,325	Acuity, Inc.	$79,699,541
179,055	Axon Enterprise, Inc.*	131,109,443
266,063	Builders FirstSource, Inc.*	30,908,539
29,534	EMCOR Group, Inc.	19,958,486
2,384,154	Fastenal Co.	98,107,937
299,167	FTAI Aviation Ltd.	51,725,974
592,848	Graco, Inc.	48,477,181
260,520	HEICO Corp. Class A	64,538,620
572,125	Howmet Aerospace, Inc.	117,829,144
610,825	Ingersoll Rand, Inc.	46,624,272
592,616	Vertiv Holdings Co. Class A	114,291,922
		803,271,059
	Commercial & Professional Services - 6.4%
365,390	Clean Harbors, Inc.*	76,918,249
1,859,545	Rollins, Inc.	107,128,387
561,158	TransUnion	45,554,806
213,123	Verisk Analytics, Inc.	46,622,788
		276,224,230
	Consumer Discretionary Distribution & Retail - 6.2%
333,694	Boot Barn Holdings, Inc.*	63,285,067
206,295	Carvana Co.*	63,237,669
1,452,490	Chewy, Inc. Class A*	48,977,963
692,593	O'Reilly Automotive, Inc.*	65,408,483
97,889	Pool Corp.	26,142,237
		267,051,419
	Consumer Durables & Apparel - 3.2%
819,514	Deckers Outdoor Corp.*	66,790,391
9,511	NVR, Inc.*	68,582,109
		135,372,500
	Consumer Services - 6.1%
649,727	Compass Group PLC ADR	21,791,844
1,954,203	DraftKings, Inc. Class A*	59,779,070
657,657	Hyatt Hotels Corp. Class A(1)	90,368,648
263,672	Royal Caribbean Cruises Ltd.	75,629,040
70,958	Wingstop, Inc.	15,371,631
		262,940,233
	Consumer Staples Distribution & Retail - 0.7%
54,302	Casey's General Stores, Inc.	27,867,243
	Energy - 2.0%
547,326	Targa Resources Corp.	84,310,097
	Equity Real Estate Investment Trusts (REITs) - 0.6%
225,599	Lamar Advertising Co. Class A, REIT	26,753,785
	Financial Services - 7.8%
227,672	Ares Management Corp. Class A	33,857,103
113,051	Hamilton Lane, Inc. Class A	12,883,292
1,812,447	Interactive Brokers Group, Inc. Class A	127,523,771
4,826,386	Rocket Cos., Inc. Class A	80,407,591
747,329	Tradeweb Markets, Inc. Class A	78,761,003
		333,432,760
	Health Care Equipment & Services - 4.6%
64,355	IDEXX Laboratories, Inc.*	40,512,116
104,980	STERIS PLC	24,743,786
446,731	Veeva Systems, Inc. Class A*	130,088,067
		195,343,969
	Household & Personal Products - 0.8%
279,157	elf Beauty, Inc.*	34,096,236
	Insurance - 1.0%
22,711	Markel Group, Inc.*	44,843,551
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Media & Entertainment - 6.3%
405,609	Live Nation Entertainment, Inc.*(1)	$60,650,714
320,039	Reddit, Inc. Class A*	66,872,149
847,605	ROBLOX Corp. Class A*	96,389,641
184,519	Take-Two Interactive Software, Inc.*	47,305,136
		271,217,640
	Pharmaceuticals, Biotechnology & Life Sciences - 5.5%
342,183	Bio-Techne Corp.	21,410,390
26,302	Mettler-Toledo International, Inc.*	37,251,259
461,946	Natera, Inc.*	91,894,918
201,474	Tempus AI, Inc.*(1)	18,102,439
187,933	Waters Corp.*	65,701,377
		234,360,383
	Semiconductors & Semiconductor Equipment - 6.2%
662,622	Marvell Technology, Inc.	62,114,186
511,411	MKS, Inc.	73,494,875
131,031	Monolithic Power Systems, Inc.	131,686,155
		267,295,216
	Software & Services - 16.8%
2,868,173	Clearwater Analytics Holdings, Inc. Class A*	52,803,065
745,019	Cloudflare, Inc. Class A*	188,713,313
21,665	Constellation Software, Inc.	57,015,613
287,545	Datadog, Inc. Class A*	46,815,201
184,259	Guidewire Software, Inc.*	43,050,273
73,451	HubSpot, Inc.*	36,132,016
1,033,805	Procore Technologies, Inc.*	76,315,485
247,637	PTC, Inc.*	49,165,850
113,235	Tyler Technologies, Inc.*	53,929,301
1,924,134	Unity Software, Inc.*	72,924,678
298,255	Wix.com Ltd.*	43,408,033
		720,272,828
	Technology Hardware & Equipment - 4.5%
293,329	Celestica, Inc.*	101,045,974
1,068,902	Flex Ltd.*	66,827,753
323,400	Trimble, Inc.*	25,791,150
		193,664,877
	Utilities - 2.4%
543,332	Vistra Corp.	102,309,416
	Total Common Stocks (cost $3,431,307,016)	$4,280,627,442
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.1%
$ 2,809,180	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2025 at 4.15%, due on 11/03/2025 with a maturity value of $2,810,152; collateralized by U.S. Treasury Note at 4.63%, maturing 02/15/2035, with a market value of $2,865,477	$2,809,180
The accompanying notes are an integral part of these financial statements.

17

The Hartford MidCap Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.9% - (continued)
	Securities Lending Collateral - 0.8%
35,586,665	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(2)		$35,586,665
	Total Short-Term Investments (cost $38,395,845)		$38,395,845
	Total Investments (cost $3,469,702,861)	100.7%	$4,319,023,287
	Other Assets and Liabilities	(0.7)%	(30,368,770)
	Net Assets	100.0%	$4,288,654,517
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$4,280,627,442	$4,280,627,442	$—	$—
Short-Term Investments	38,395,845	35,586,665	2,809,180	—
Total	$4,319,023,287	$4,316,214,107	$2,809,180	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

18

The Hartford MidCap Value Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5%
	Automobiles & Components - 1.6%
780,061	Goodyear Tire & Rubber Co.*	$5,374,620
85,283	Modine Manufacturing Co.*	13,066,209
		18,440,829
	Banks - 5.1%
675,515	Columbia Banking System, Inc.	18,103,802
116,453	M&T Bank Corp.	21,412,213
397,367	Synovus Financial Corp.	17,738,463
		57,254,478
	Capital Goods - 15.3%
179,960	Boise Cascade Co.	12,685,380
107,499	Dover Corp.	19,506,769
76,988	IDEX Corp.	13,200,362
219,693	Ingersoll Rand, Inc.	16,769,167
113,375	JBT Marel Corp.	14,296,587
68,259	L3Harris Technologies, Inc.	19,733,677
106,398	Middleby Corp.*	13,217,824
63,154	Moog, Inc. Class A	12,937,097
392,767	StandardAero, Inc.*	11,347,039
75,923	WESCO International, Inc.	19,704,296
91,233	Westinghouse Air Brake Technologies Corp.	18,651,674
		172,049,872
	Commercial & Professional Services - 3.5%
34,634	CACI International, Inc. Class A*	19,472,966
246,538	TransUnion	20,013,955
		39,486,921
	Consumer Discretionary Distribution & Retail - 4.9%
35,963	Boot Barn Holdings, Inc.*	6,820,383
85,945	Dick's Sporting Goods, Inc.	19,032,520
91,753	Ross Stores, Inc.	14,581,387
435,892	Valvoline, Inc.*	14,388,795
		54,823,085
	Consumer Durables & Apparel - 3.3%
119,864	Lennar Corp. Class A	14,835,567
141,772	Somnigroup International, Inc.	11,248,190
312,582	Steven Madden Ltd.	10,599,656
		36,683,413
	Consumer Services - 2.0%
529,816	Brightstar Lottery PLC(1)	8,826,734
192,809	Wyndham Hotels & Resorts, Inc.	14,157,965
		22,984,699
	Consumer Staples Distribution & Retail - 2.6%
154,677	Kroger Co.	9,842,098
273,333	U.S. Foods Holding Corp.*	19,849,442
		29,691,540
	Energy - 4.8%
321,760	Antero Resources Corp.*	9,945,602
527,624	Coterra Energy, Inc.	12,483,584
113,227	Diamondback Energy, Inc.	16,212,974
290,997	EQT Corp.	15,591,619
		54,233,779
	Equity Real Estate Investment Trusts (REITs) - 7.7%
168,437	Camden Property Trust REIT	16,756,113
263,728	CareTrust, Inc. REIT	9,138,175
116,135	Crown Castle, Inc. REIT	10,477,700
383,646	Essential Properties Realty Trust, Inc. REIT	11,463,342
151,526	Gaming & Leisure Properties, Inc. REIT	6,767,151
696,616	Kimco Realty Corp. REIT	14,392,087
278,004	UDR, Inc. REIT	9,365,955
333,751	Weyerhaeuser Co. REIT	7,676,273
		86,036,796
	Financial Services - 7.5%
329,068	Ally Financial, Inc.	12,823,780
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Financial Services - 7.5% - (continued)
58,001	Ares Management Corp. Class A	$8,625,329
195,266	Nasdaq, Inc.	16,693,290
195,066	Stifel Financial Corp.	23,101,667
106,459	TPG, Inc.	5,859,503
226,002	Voya Financial, Inc.	16,828,109
		83,931,678
	Food, Beverage & Tobacco - 1.5%
287,830	Archer-Daniels-Midland Co.	17,422,350
	Health Care Equipment & Services - 5.4%
341,341	Acadia Healthcare Co., Inc.*	7,338,831
90,251	Cardinal Health, Inc.	17,217,183
194,660	Cooper Cos., Inc.*	13,608,681
172,802	LivaNova PLC*	9,094,569
76,028	Quest Diagnostics, Inc.	13,377,127
		60,636,391
	Insurance - 5.0%
103,116	American International Group, Inc.	8,142,039
41,540	Everest Group Ltd.	13,065,161
336,322	Kemper Corp.	15,131,127
139,483	MetLife, Inc.	11,133,533
27,100	Willis Towers Watson PLC	8,485,010
		55,956,870
	Materials - 8.4%
348,766	Freeport-McMoRan, Inc.	14,543,542
268,600	Ingevity Corp.*	14,429,192
807,464	James Hardie Industries PLC ADR*	16,900,222
160,462	PPG Industries, Inc.	15,685,160
60,916	Reliance, Inc.	17,204,506
415,185	Silgan Holdings, Inc.	16,034,445
		94,797,067
	Media & Entertainment - 2.0%
303,280	Cargurus, Inc.*	10,651,193
78,077	Live Nation Entertainment, Inc.*	11,674,854
		22,326,047
	Pharmaceuticals, Biotechnology & Life Sciences - 3.9%
143,406	Agilent Technologies, Inc.	20,988,902
96,063	ICON PLC*	16,505,545
13,254	United Therapeutics Corp.*	5,903,729
		43,398,176
	Semiconductors & Semiconductor Equipment - 2.1%
161,159	MKS, Inc.	23,160,160
	Software & Services - 2.9%
110,935	Pegasystems, Inc.	7,061,013
68,258	PTC, Inc.*	13,551,943
82,642	Wix.com Ltd.*	12,027,717
		32,640,673
	Technology Hardware & Equipment - 1.9%
345,182	Flex Ltd.*	21,580,779
	Transportation - 0.9%
57,033	Ryder System, Inc.	9,651,695
	Utilities - 7.2%
70,520	Atmos Energy Corp.	12,109,694
270,182	NiSource, Inc.	11,377,364
319,002	PPL Corp.	11,649,953
192,191	Sempra	17,670,041
The accompanying notes are an integral part of these financial statements.

19

The Hartford MidCap Value Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.5% - (continued)
	Utilities - 7.2% - (continued)
137,325	Spire, Inc.		$11,864,880
143,943	WEC Energy Group, Inc.		16,082,751
			80,754,683
	Total Common Stocks (cost $969,083,300)		$1,117,941,981
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 1,066,130	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2025 at 4.15%, due on 11/03/2025 with a maturity value of $1,066,499; collateralized by U.S. Treasury Note at 4.63%, maturing 02/15/2035, with a market value of $1,087,651		$1,066,130
	Securities Lending Collateral - 0.0%
137,700	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(2)		137,700
	Total Short-Term Investments (cost $1,203,830)		$1,203,830
	Total Investments (cost $970,287,130)	99.6%	$1,119,145,811
	Other Assets and Liabilities	0.4%	4,945,691
	Net Assets	100.0%	$1,124,091,502
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$1,117,941,981	$1,117,941,981	$—	$—
Short-Term Investments	1,203,830	137,700	1,066,130	—
Total	$1,119,145,811	$1,118,079,681	$1,066,130	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

20

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1%
	Banks - 2.5%
118,856	East West Bancorp, Inc.	$12,075,769
112,993	UMB Financial Corp.	12,076,692
		24,152,461
	Capital Goods - 15.0%
127,420	Advanced Drainage Systems, Inc.	17,845,170
108,353	BWX Technologies, Inc.	23,145,284
94,833	Dover Corp.	17,208,396
267,711	Hexcel Corp.	19,114,566
29,884	Hubbell, Inc.	14,045,480
71,504	IDEX Corp.	12,260,076
184,731	Masco Corp.	11,963,180
73,091	Regal Rexnord Corp.	10,297,791
39,599	Trane Technologies PLC	17,766,091
		143,646,034
	Commercial & Professional Services - 8.9%
260,907	ExlService Holdings, Inc.*	10,201,464
77,632	Leidos Holdings, Inc.	14,786,567
821,621	Rentokil Initial PLC ADR(1)	22,857,496
124,223	Veralto Corp.	12,258,326
56,785	Verisk Analytics, Inc.	12,422,286
79,397	Waste Connections, Inc.	13,313,289
		85,839,428
	Consumer Discretionary Distribution & Retail - 2.8%
66,370	Burlington Stores, Inc.*	18,158,168
156,213	Tractor Supply Co.	8,452,686
		26,610,854
	Consumer Durables & Apparel - 1.8%
53,437	Ralph Lauren Corp.	17,081,671
	Consumer Services - 5.2%
668,754	Aramark	25,332,402
141,330	Churchill Downs, Inc.	14,019,936
43,819	Flutter Entertainment PLC*	10,191,861
		49,544,199
	Energy - 3.8%
453,736	Coterra Energy, Inc.	10,735,394
94,732	Diamondback Energy, Inc.	13,564,675
293,173	TechnipFMC PLC	12,122,703
		36,422,772
	Equity Real Estate Investment Trusts (REITs) - 4.9%
226,063	American Homes 4 Rent Class A, REIT	7,143,591
468,651	Brixmor Property Group, Inc. REIT	12,259,910
101,686	Lamar Advertising Co. Class A, REIT	12,058,943
207,721	Ventas, Inc. REIT	15,327,732
		46,790,176
	Financial Services - 4.1%
44,754	Evercore, Inc. Class A	13,182,738
50,356	Morningstar, Inc.	10,690,579
98,907	Raymond James Financial, Inc.	15,693,574
		39,566,891
	Food, Beverage & Tobacco - 2.2%
64,841	Hershey Co.	10,998,979
150,851	McCormick & Co., Inc.	9,678,600
		20,677,579
	Health Care Equipment & Services - 3.3%
100,149	Encompass Health Corp.	11,401,963
87,400	Masimo Corp.*	12,292,810
63,408	Teleflex, Inc.	7,892,394
		31,587,167
	Household & Personal Products - 1.1%
107,957	Estee Lauder Cos., Inc. Class A	10,438,362
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.1% - (continued)
	Insurance - 4.3%
42,927	Arthur J Gallagher & Co.		$10,709,857
89,063	Assurant, Inc.		18,856,418
63,299	Reinsurance Group of America, Inc.		11,549,536
			41,115,811
	Media & Entertainment - 2.9%
411,497	Match Group, Inc.		13,307,813
55,269	Take-Two Interactive Software, Inc.*		14,169,314
			27,477,127
	Pharmaceuticals, Biotechnology & Life Sciences - 5.2%
274,821	Exact Sciences Corp.*		17,778,171
6,872	Mettler-Toledo International, Inc.*		9,732,745
78,645	West Pharmaceutical Services, Inc.		22,183,395
			49,694,311
	Semiconductors & Semiconductor Equipment - 3.4%
152,162	Entegris, Inc.		13,933,474
198,201	Marvell Technology, Inc.		18,579,362
			32,512,836
	Software & Services - 8.7%
115,709	Amdocs Ltd.		9,749,640
192,512	Dynatrace, Inc.*		9,735,332
84,835	EPAM Systems, Inc.*		13,873,916
81,850	PTC, Inc.*		16,250,499
175,451	Twilio, Inc. Class A*		23,664,831
43,179	VeriSign, Inc.		10,354,324
			83,628,542
	Technology Hardware & Equipment - 12.4%
124,132	Ciena Corp.*		23,575,149
159,160	Coherent Corp.*		21,002,754
74,331	Keysight Technologies, Inc.*		13,599,600
153,493	Pure Storage, Inc. Class A*		15,149,759
78,961	Sandisk Corp.*		15,739,296
29,758	Teledyne Technologies, Inc.*		15,677,110
52,032	Zebra Technologies Corp. Class A*		14,009,616
			118,753,284
	Transportation - 1.1%
69,129	CH Robinson Worldwide, Inc.		10,645,175
	Utilities - 4.5%
199,161	Alliant Energy Corp.		13,307,938
171,639	Ameren Corp.		17,510,611
173,264	CMS Energy Corp.		12,743,567
			43,562,116
	Total Common Stocks (cost $690,751,932)		$939,746,796
SHORT-TERM INVESTMENTS - 0.7%
	Securities Lending Collateral - 0.7%
7,083,989	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(2)		$7,083,989
	Total Short-Term Investments (cost $7,083,989)		$7,083,989
	Total Investments (cost $697,835,921)	98.8%	$946,830,785
	Other Assets and Liabilities	1.2%	11,698,756
	Net Assets	100.0%	$958,529,541
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The accompanying notes are an integral part of these financial statements.

21

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments – (continued)
October 31, 2025

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$939,746,796	$939,746,796	$—	$—
Short-Term Investments	7,083,989	7,083,989	—	—
Total	$946,830,785	$946,830,785	$—	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

22

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6%
	Automobiles & Components - 2.1%
7,569	Modine Manufacturing Co.*	$1,159,646
24,132	Patrick Industries, Inc.	2,518,657
		3,678,303
	Banks - 10.3%
32,208	FB Financial Corp.	1,739,554
132,921	First BanCorp	2,590,630
62,709	First Bancorp/Southern Pines NC	3,043,895
34,861	QCR Holdings, Inc.	2,593,310
92,906	Seacoast Banking Corp. of Florida	2,815,052
24,940	Southstate Bank Corp.	2,210,931
39,921	TriCo Bancshares	1,765,706
49,372	United Community Banks, Inc.	1,441,662
		18,200,740
	Capital Goods - 17.9%
11,955	Enpro, Inc.	2,773,680
10,201	Esab Corp.	1,191,681
13,591	ESCO Technologies, Inc.	2,982,817
162,007	Hayward Holdings, Inc.*	2,749,259
40,189	Helios Technologies, Inc.	2,224,863
54,056	Hexcel Corp.	3,859,598
89,632	Kornit Digital Ltd.*	1,210,032
27,408	McGrath RentCorp	2,944,716
14,031	Moog, Inc. Class A	2,874,250
20,818	Primoris Services Corp.	2,946,163
13,768	Simpson Manufacturing Co., Inc.	2,430,052
40,237	V2X, Inc.*	2,297,130
51,801	WillScot Holdings Corp.	1,126,672
		31,610,913
	Commercial & Professional Services - 4.3%
50,895	Interface, Inc.	1,267,286
14,591	MSA Safety, Inc.	2,291,225
30,331	UL Solutions, Inc. Class A	2,361,875
75,073	Verra Mobility Corp.*	1,742,444
		7,662,830
	Consumer Discretionary Distribution & Retail - 1.1%
4,726	Group 1 Automotive, Inc.	1,878,774
	Consumer Durables & Apparel - 4.0%
5,903	Cavco Industries, Inc.*	3,127,410
39,614	Malibu Boats, Inc. Class A*	1,104,042
35,621	Oxford Industries, Inc.	1,312,634
84,054	Sonos, Inc.*	1,443,207
		6,987,293
	Consumer Services - 1.9%
23,111	Churchill Downs, Inc.	2,292,611
94,727	McGraw Hill, Inc.*	1,057,153
		3,349,764
	Consumer Staples Distribution & Retail - 1.3%
39,577	Chefs' Warehouse, Inc.*	2,335,043
	Energy - 3.3%
29,487	Cactus, Inc. Class A	1,302,441
70,875	Flowco Holdings, Inc. Class A	1,148,175
8,100	Gulfport Energy Corp.*	1,506,681
145,495	Permian Resources Corp.	1,827,417
		5,784,714
	Equity Real Estate Investment Trusts (REITs) - 3.2%
113,539	Douglas Emmett, Inc. REIT	1,469,195
54,311	Smartstop Self Storage, Inc. REIT(1)	1,865,583
39,247	Terreno Realty Corp. REIT	2,242,181
		5,576,959
	Financial Services - 4.0%
14,338	Houlihan Lokey, Inc.	2,567,649
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6% - (continued)
	Financial Services - 4.0% - (continued)
91,105	P10, Inc. Class A	$925,627
100,354	Perella Weinberg Partners	1,874,613
10,920	PJT Partners, Inc. Class A	1,759,321
		7,127,210
	Health Care Equipment & Services - 8.5%
52,582	Castle Biosciences, Inc.*	1,340,841
37,915	ICU Medical, Inc.*	4,553,212
7,937	iRhythm Technologies, Inc.*	1,486,600
70,329	Kestra Medical Technologies Ltd.*(1)	1,925,608
187,597	NeoGenomics, Inc.*	1,832,823
80,736	Phreesia, Inc.*	1,827,863
23,943	U.S. Physical Therapy, Inc.	2,065,563
		15,032,510
	Household & Personal Products - 0.8%
11,897	elf Beauty, Inc.*	1,453,100
	Insurance - 2.6%
19,420	Axis Capital Holdings Ltd.	1,818,877
43,368	Bowhead Specialty Holdings, Inc.*	1,039,097
9,816	Reinsurance Group of America, Inc.	1,791,028
		4,649,002
	Materials - 5.2%
18,069	Balchem Corp.	2,771,604
108,586	Element Solutions, Inc.	2,901,418
8,815	Hawkins, Inc.	1,250,408
19,862	Materion Corp.	2,276,781
		9,200,211
	Pharmaceuticals, Biotechnology & Life Sciences - 3.0%
56,743	Azenta, Inc.*	1,713,638
149,356	Evolus, Inc.*	964,840
17,830	Repligen Corp.*	2,657,740
		5,336,218
	Semiconductors & Semiconductor Equipment - 3.9%
24,524	MACOM Technology Solutions Holdings, Inc.*	3,632,740
47,264	Semtech Corp.*	3,207,335
		6,840,075
	Software & Services - 6.3%
36,614	ASGN, Inc.*	1,638,843
35,571	Bitdeer Technologies Group Class A*(1)	789,676
80,851	Box, Inc. Class A*	2,594,509
163,666	CCC Intelligent Solutions Holdings, Inc.*	1,427,167
9,023	Commvault Systems, Inc.*	1,256,182
124,778	LiveRamp Holdings, Inc.*	3,411,430
		11,117,807
	Technology Hardware & Equipment - 9.4%
18,976	Ciena Corp.*	3,603,922
19,670	Lumentum Holdings, Inc.*	3,964,685
117,713	Mirion Technologies, Inc.*	3,457,231
307,769	Viavi Solutions, Inc.*	5,447,511
		16,473,349
	Telecommunication Services - 0.6%
52,836	Iridium Communications, Inc.	1,011,809
	Transportation - 1.2%
19,617	Kirby Corp.*	2,029,967
	Utilities - 2.7%
17,921	Chesapeake Utilities Corp.	2,280,985
18,564	IDACORP, Inc.	2,395,127
		4,676,112
	Total Common Stocks (cost $118,349,897)	$172,012,703
The accompanying notes are an integral part of these financial statements.

23

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.9%
	Securities Lending Collateral - 1.9%
3,258,447	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(2)		$3,258,447
	Total Short-Term Investments (cost $3,258,447)		$3,258,447
	Total Investments (cost $121,608,344)	99.5%	$175,271,150
	Other Assets and Liabilities	0.5%	892,318
	Net Assets	100.0%	$176,163,468
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$172,012,703	$172,012,703	$—	$—
Short-Term Investments	3,258,447	3,258,447	—	—
Total	$175,271,150	$175,271,150	$—	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

24

The Hartford Small Cap Growth Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1%
	Automobiles & Components - 2.9%
21,836	Dorman Products, Inc.*	$2,928,863
26,453	Modine Manufacturing Co.*	4,052,864
19,652	Patrick Industries, Inc.(1)	2,051,079
		9,032,806
	Banks - 1.5%
56,066	Cadence Bank	2,115,931
53,354	Synovus Financial Corp.	2,381,722
		4,497,653
	Capital Goods - 19.3%
24,840	AAON, Inc.(1)	2,444,008
11,499	AeroVironment, Inc.*	4,253,595
149,473	Archer Aviation, Inc. Class A*(1)	1,677,087
30,036	ATI, Inc.*	2,972,663
54,188	Atmus Filtration Technologies, Inc.	2,464,470
18,356	AZZ, Inc.	1,832,847
45,835	Bloom Energy Corp. Class A*(1)	6,057,553
12,763	Boise Cascade Co.	899,664
8,168	Carpenter Technology Corp.	2,580,271
57,458	Eos Energy Enterprises, Inc.*	921,052
10,430	ESCO Technologies, Inc.	2,289,072
25,696	Fluor Corp.*	1,253,194
22,989	FTAI Aviation Ltd.	3,974,798
244,823	Hillman Solutions Corp.*	2,257,268
8,780	ITT, Inc.	1,624,915
23,528	Loar Holdings, Inc.*	1,861,771
14,580	Moog, Inc. Class A	2,986,713
9,720	MYR Group, Inc.*	2,116,044
36,280	NEXTracker, Inc. Class A*	3,672,261
25,766	Primoris Services Corp.	3,646,404
19,744	SPX Technologies, Inc.*	4,420,484
10,855	WESCO International, Inc.	2,817,198
		59,023,332
	Commercial & Professional Services - 4.8%
15,004	Casella Waste Systems, Inc. Class A*	1,328,904
38,606	CBIZ, Inc.*(1)	2,123,330
8,760	Clean Harbors, Inc.*	1,844,068
9,844	Huron Consulting Group, Inc.*	1,618,747
16,476	Innodata, Inc.*(1)	1,229,274
22,025	Korn Ferry	1,425,018
92,311	Upwork, Inc.*	1,471,437
154,091	Verra Mobility Corp.*	3,576,452
		14,617,230
	Consumer Discretionary Distribution & Retail - 2.0%
11,034	Boot Barn Holdings, Inc.*	2,092,598
36,206	National Vision Holdings, Inc.*	932,305
9,920	Ollie's Bargain Outlet Holdings, Inc.*	1,198,435
7,254	Pool Corp.	1,937,253
		6,160,591
	Consumer Durables & Apparel - 2.2%
9,490	Installed Building Products, Inc.	2,355,703
33,343	Kontoor Brands, Inc.	2,698,115
48,401	YETI Holdings, Inc.*	1,645,150
		6,698,968
	Consumer Services - 2.8%
13,735	Adtalem Global Education, Inc.*	1,346,305
151,714	Genius Sports Ltd.*	1,708,300
15,057	Hyatt Hotels Corp. Class A(1)	2,068,982
170,947	Super Group SGHC Ltd.	1,846,228
50,424	Universal Technical Institute, Inc.*	1,498,601
		8,468,416
	Consumer Staples Distribution & Retail - 0.8%
39,749	Chefs' Warehouse, Inc.*	2,345,191
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1% - (continued)
	Energy - 1.4%
972	Centrus Energy Corp. Class A*(1)	$357,171
29,331	Energy Fuels, Inc.*(1)	601,579
7,401	Gulfport Energy Corp.*	1,376,660
184,664	TETRA Technologies, Inc.*	1,303,728
38,891	Uranium Energy Corp.*	588,421
		4,227,559
	Equity Real Estate Investment Trusts (REITs) - 1.3%
68,074	CareTrust, Inc. REIT	2,358,764
91,642	Urban Edge Properties REIT	1,762,276
		4,121,040
	Financial Services - 6.3%
7,282	Dave, Inc.*	1,742,728
6,024	Evercore, Inc. Class A	1,774,430
25,169	FirstCash Holdings, Inc.	3,989,287
15,524	Hamilton Lane, Inc. Class A	1,769,115
83,455	Marex Group PLC	2,532,859
91,119	Perella Weinberg Partners	1,702,103
39,122	StepStone Group, Inc. Class A	2,381,747
28,096	Stifel Financial Corp.	3,327,409
		19,219,678
	Food, Beverage & Tobacco - 1.2%
13,569	Freshpet, Inc.*	667,730
18,925	Turning Point Brands, Inc.	1,701,358
29,498	Vita Coco Co., Inc.*	1,214,728
		3,583,816
	Health Care Equipment & Services - 9.0%
53,173	Acadia Healthcare Co., Inc.*	1,143,220
92,404	Alignment Healthcare, Inc.*	1,557,931
49,089	AtriCure, Inc.*	1,696,025
29,282	Ensign Group, Inc.	5,273,688
14,878	GeneDx Holdings Corp.*	2,036,947
23,834	Guardant Health, Inc.*	2,217,039
29,915	HealthEquity, Inc.*	2,829,361
27,184	Hims & Hers Health, Inc.*	1,235,785
14,428	iRhythm Technologies, Inc.*	2,702,364
34,040	Merit Medical Systems, Inc.*	2,979,862
37,271	RadNet, Inc.*(1)	2,832,223
7,049	TransMedics Group, Inc.*	927,225
		27,431,670
	Insurance - 0.9%
51,698	SiriusPoint Ltd.*	940,903
1,039	White Mountains Insurance Group Ltd.	1,978,838
		2,919,741
	Materials - 1.7%
50,472	Axalta Coating Systems Ltd.*	1,436,938
13,687	Cabot Corp.	923,599
75,763	Ivanhoe Electric, Inc.*	1,120,535
82,281	James Hardie Industries PLC ADR*	1,722,141
		5,203,213
	Media & Entertainment - 1.2%
74,742	Cargurus, Inc.*	2,624,939
57,994	Magnite, Inc.*	1,036,933
		3,661,872
	Pharmaceuticals, Biotechnology & Life Sciences - 13.1%
16,861	Agios Pharmaceuticals, Inc.*	729,070
33,714	Alkermes PLC*	1,035,020
17,408	Apogee Therapeutics, Inc.*	985,119
38,416	Avidity Biosciences, Inc.*	2,683,358
16,859	Axsome Therapeutics, Inc.*	2,275,796
43,973	Bridgebio Pharma, Inc.*	2,754,469
34,469	Celldex Therapeutics, Inc.*	921,356
40,533	CG oncology, Inc.*(1)	1,753,863
40,988	Crinetics Pharmaceuticals, Inc.*	1,782,978
The accompanying notes are an integral part of these financial statements.

25

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 13.1% - (continued)
23,497	Cytokinetics, Inc.*	$1,494,174
15,895	Disc Medicine, Inc.*	1,370,467
17,687	Ionis Pharmaceuticals, Inc.*	1,314,144
25,266	Kymera Therapeutics, Inc.*	1,562,449
5,172	Madrigal Pharmaceuticals, Inc.*	2,166,551
20,679	Mirum Pharmaceuticals, Inc.*	1,502,329
15,944	Nuvalent, Inc. Class A*	1,583,558
27,099	Protagonist Therapeutics, Inc.*	2,130,523
33,105	PTC Therapeutics, Inc.*	2,261,403
16,646	Revolution Medicines, Inc.*	979,451
39,772	Scholar Rock Holding Corp.*	1,178,047
23,514	Soleno Therapeutics, Inc.*	1,579,200
32,837	Spyre Therapeutics, Inc.*(1)	803,193
14,897	Structure Therapeutics, Inc. ADR*(1)	496,368
41,674	Travere Therapeutics, Inc.*	1,465,258
20,594	Ultragenyx Pharmaceutical, Inc.*	712,552
16,653	Vaxcyte, Inc.*	754,048
48,891	Veracyte, Inc.*	1,763,987
		40,038,731
	Semiconductors & Semiconductor Equipment - 7.3%
17,512	Cirrus Logic, Inc.*	2,322,967
39,061	Credo Technology Group Holding Ltd.*	7,328,625
9,289	MACOM Technology Solutions Holdings, Inc.*	1,375,979
20,039	MKS, Inc.	2,879,805
28,156	Rambus, Inc.*	2,895,563
60,768	Rigetti Computing, Inc.*(1)	2,690,199
9,587	SiTime Corp.*	2,776,779
		22,269,917
	Software & Services - 7.8%
65,873	ACI Worldwide, Inc.*	3,137,530
15,421	Agilysys, Inc.*	1,934,719
50,336	Applied Digital Corp.*(1)	1,744,646
102,286	AvePoint, Inc.*	1,439,164
30,432	Bitdeer Technologies Group Class A*	675,590
102,634	Clearwater Analytics Holdings, Inc. Class A*	1,889,492
15,130	Commvault Systems, Inc.*	2,106,399
19,660	D-Wave Quantum, Inc.*(1)	728,600
35,566	Intapp, Inc.*	1,365,023
14,458	Navan, Inc. Class A*	293,136
94,643	Porch Group, Inc.*	1,424,377
47,123	Riot Platforms, Inc.*	932,093
133,471	Terawulf, Inc.*(1)	2,068,800
28,646	Unity Software, Inc.*	1,085,683
31,287	Varonis Systems, Inc.*	1,102,241
105,915	Zeta Global Holdings Corp. Class A*	1,905,411
		23,832,904
	Technology Hardware & Equipment - 6.6%
6,055	Advanced Energy Industries, Inc.	1,227,530
21,481	Coherent Corp.*	2,834,633
7,138	Fabrinet*	3,144,789
13,084	Insight Enterprises, Inc.*	1,308,400
35,160	IonQ, Inc.*(1)	2,193,281
8,685	Lumentum Holdings, Inc.*	1,750,549
24,579	Mirion Technologies, Inc.*(1)	721,885
54,064	Napco Security Technologies, Inc.	2,386,926
15,871	Sanmina Corp.*	2,175,120
146,089	Viavi Solutions, Inc.*	2,585,775
		20,328,888
	Transportation - 1.2%
87,081	RXO, Inc.*	1,543,946
12,304	Ryder System, Inc.	2,082,206
		3,626,152
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.1% - (continued)
	Utilities - 0.8%
16,525	Chesapeake Utilities Corp.		$2,103,302
3,208	Oklo, Inc.*(1)		425,926
			2,529,228
	Total Common Stocks (cost $209,972,927)		$293,838,596
EXCHANGE-TRADED FUNDS - 3.9%
	Other Investment Pools & Funds - 3.9%
35,879	iShares Russell 2000 Growth ETF (1)		$11,864,827
	Total Exchange-Traded Funds (cost $11,910,823)		$11,864,827
	Total Long-Term Investments (cost $221,883,750)		$305,703,423
SHORT-TERM INVESTMENTS - 9.0%
	Repurchase Agreements - 0.0%
$ 118,256	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2025 at 4.15%, due on 11/03/2025 with a maturity value of $118,297; collateralized by U.S. Treasury Note at 4.63%, maturing 02/15/2035, with a market value of $120,753		$118,256
	Securities Lending Collateral - 9.0%
27,436,262	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(2)		27,436,262
	Total Short-Term Investments (cost $27,554,518)		$27,554,518
	Total Investments (cost $249,438,268)	109.0%	$333,257,941
	Other Assets and Liabilities	(9.0)%	(27,470,028)
	Net Assets	100.0%	$305,787,913
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

26

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
October 31, 2025

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$293,838,596	$293,838,596	$—	$—
Exchange-Traded Funds	11,864,827	11,864,827	—	—
Short-Term Investments	27,554,518	27,436,262	118,256	—
Total	$333,257,941	$333,139,685	$118,256	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

27

Hartford Small Cap Value Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.7%
	Automobiles & Components - 1.8%
61,966	Phinia, Inc.	$3,216,655
	Banks - 18.0%
100,527	Atlantic Union Bankshares Corp.(1)	3,269,138
66,532	Bank OZK	2,993,275
104,288	Cadence Bank	3,935,829
117,683	Columbia Banking System, Inc.	3,153,904
183,273	CVB Financial Corp.	3,366,725
126,952	First Hawaiian, Inc.	3,114,133
106,653	First Interstate BancSystem, Inc. Class A	3,332,906
199,782	FNB Corp.	3,140,573
138,226	Home BancShares, Inc.	3,692,017
175,874	Simmons First National Corp. Class A	3,056,690
		33,055,190
	Capital Goods - 7.1%
49,016	Air Lease Corp.	3,130,162
163,521	Kennametal, Inc.	3,589,286
37,210	MSC Industrial Direct Co., Inc. Class A	3,159,501
84,968	Spirit AeroSystems Holdings, Inc. Class A*	3,117,476
		12,996,425
	Commercial & Professional Services - 6.8%
760,142	Alight, Inc. Class A	2,189,209
141,440	CoreCivic, Inc.*	2,620,883
68,696	Loomis AB	2,767,448
152,959	MillerKnoll, Inc.	2,389,220
41,459	TriNet Group, Inc.	2,487,540
		12,454,300
	Consumer Discretionary Distribution & Retail - 1.8%
197,697	American Eagle Outfitters, Inc.	3,303,517
	Consumer Durables & Apparel - 9.3%
69,214	Carter's, Inc.	2,173,320
127,663	Helen of Troy Ltd.*	2,378,362
349,002	Leggett & Platt, Inc.	3,259,679
82,334	Malibu Boats, Inc. Class A*	2,294,648
98,270	Steven Madden Ltd.	3,332,336
83,918	Sturm Ruger & Co., Inc.	3,558,962
		16,997,307
	Consumer Services - 3.3%
21,211	Adtalem Global Education, Inc.*	2,079,102
44,436	Cracker Barrel Old Country Store, Inc.	1,497,493
28,121	Monarch Casino & Resort, Inc.	2,532,859
		6,109,454
	Energy - 2.1%
340,820	Select Water Solutions, Inc.	3,939,879
	Equity Real Estate Investment Trusts (REITs) - 5.4%
102,692	National Storage Affiliates Trust REIT	2,987,310
302,445	Pebblebrook Hotel Trust REIT	3,163,575
461,322	Piedmont Realty Trust, Inc. Class A, REIT	3,718,255
		9,869,140
	Financial Services - 10.1%
52,108	Bread Financial Holdings, Inc.	3,264,566
158,251	EZCORP, Inc. Class A*	2,888,081
241,845	Navient Corp.	2,957,764
104,741	PROG Holdings, Inc.	3,030,157
111,593	Radian Group, Inc.	3,787,466
228,708	Rithm Capital Corp. REIT	2,508,927
		18,436,961
	Health Care Equipment & Services - 4.2%
224,222	Integra LifeSciences Holdings Corp.*	2,692,906
87,865	Omnicell, Inc.*	2,949,628
443,665	Veradigm, Inc.*	2,129,592
		7,772,126
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.7% - (continued)
	Household & Personal Products - 1.1%
89,188	Energizer Holdings, Inc.	$2,071,837
	Insurance - 2.7%
43,839	Kemper Corp.	1,972,317
336,210	Lancashire Holdings Ltd.	2,952,333
		4,924,650
	Materials - 6.2%
38,188	Kaiser Aluminum Corp.	3,457,160
159,869	Mativ Holdings, Inc.	1,707,401
26,194	Quaker Chemical Corp.	3,638,085
61,808	Sonoco Products Co.	2,507,550
		11,310,196
	Media & Entertainment - 1.1%
476,586	National CineMedia, Inc.(1)	2,106,510
	Pharmaceuticals, Biotechnology & Life Sciences - 1.0%
87,944	Pacira BioSciences, Inc.*	1,880,243
	Semiconductors & Semiconductor Equipment - 4.0%
162,220	Ichor Holdings Ltd.*	3,679,149
36,397	Silicon Motion Technology Corp. ADR	3,570,910
		7,250,059
	Software & Services - 4.6%
205,369	Adeia, Inc.	3,499,488
226,810	NCR Voyix Corp.*(1)	2,587,902
349,534	Xperi, Inc.*	2,348,868
		8,436,258
	Utilities - 4.1%
45,630	Spire, Inc.	3,942,432
75,325	UGI Corp.	2,518,115
22,206	Unitil Corp.	1,082,542
		7,543,089
	Total Common Stocks (cost $159,107,143)	$173,673,796
EXCHANGE-TRADED FUNDS - 4.6%
	Other Investment Pools & Funds - 4.6%
47,620	iShares Russell 2000 Value ETF (1)	$8,434,931
	Total Exchange-Traded Funds (cost $8,144,989)	$8,434,931
	Total Long-Term Investments (cost $167,252,132)	$182,108,727
SHORT-TERM INVESTMENTS - 2.9%
	Repurchase Agreements - 0.1%
$ 232,444	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2025 at 4.15%, due on 11/03/2025 with a maturity value of $232,524; collateralized by U.S. Treasury Note at 4.63%, maturing 02/15/2035, with a market value of $237,230	$232,444
The accompanying notes are an integral part of these financial statements.

28

Hartford Small Cap Value Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.9% - (continued)
	Securities Lending Collateral - 2.8%
5,110,570	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(2)		$5,110,570
	Total Short-Term Investments (cost $5,343,014)		$5,343,014
	Total Investments (cost $172,595,146)	102.2%	$187,451,741
	Other Assets and Liabilities	(2.2)%	(4,025,686)
	Net Assets	100.0%	$183,426,055
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$173,673,796	$167,954,015	$5,719,781	$—
Exchange-Traded Funds	8,434,931	8,434,931	—	—
Short-Term Investments	5,343,014	5,110,570	232,444	—
Total	$187,451,741	$181,499,516	$5,952,225	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

29

The Hartford Small Company Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9%
	Automobiles & Components - 2.2%
63,988	Modine Manufacturing Co.*	$9,803,601
41,297	Visteon Corp.	4,425,387
		14,228,988
	Banks - 3.0%
256,988	Cadence Bank	9,698,727
315,975	Seacoast Banking Corp. of Florida	9,574,043
		19,272,770
	Capital Goods - 17.8%
32,182	Acuity, Inc.	11,748,039
353,675	Ameresco, Inc. Class A*	13,977,236
38,369	Applied Industrial Technologies, Inc.	9,864,286
30,694	Bloom Energy Corp. Class A*	4,056,519
5,487	Comfort Systems USA, Inc.	5,298,137
18,200	Curtiss-Wright Corp.	10,842,286
64,410	DXP Enterprises, Inc.*	7,706,657
35,389	Kratos Defense & Security Solutions, Inc.*	3,206,243
143,296	NEXTracker, Inc. Class A*	14,504,421
99,283	Rush Enterprises, Inc. Class A	4,905,573
161,976	StandardAero, Inc.*	4,679,487
57,232	Voyager Technologies, Inc. Class A*	1,750,155
121,593	Xometry, Inc. Class A*	5,920,363
304,608	Zurn Elkay Water Solutions Corp.	14,350,083
		112,809,485
	Commercial & Professional Services - 5.7%
95,155	Casella Waste Systems, Inc. Class A*	8,427,878
249,430	ExlService Holdings, Inc.*	9,752,713
55,227	TriNet Group, Inc.	3,313,620
622,019	Verra Mobility Corp.*	14,437,061
		35,931,272
	Consumer Discretionary Distribution & Retail - 4.1%
62,394	Boot Barn Holdings, Inc.*	11,833,022
44,002	Five Below, Inc.*	6,920,194
49,559	Ollie's Bargain Outlet Holdings, Inc.*	5,987,223
26,907	Tory Burch LLC*(1)(2)	1,372,549
		26,112,988
	Consumer Durables & Apparel - 1.3%
123,132	Champion Homes, Inc.*	8,401,296
	Consumer Services - 3.3%
886,052	Genius Sports Ltd.*	9,976,945
248,190	Life Time Group Holdings, Inc.*	6,137,739
49,566	Stride, Inc.*	3,372,471
6,158	Wingstop, Inc.	1,334,007
		20,821,162
	Consumer Staples Distribution & Retail - 0.7%
156,247	Guardian Pharmacy Services, Inc. Class A*	4,381,166
	Energy - 1.7%
84,472	Cactus, Inc. Class A	3,731,128
192,343	Viper Energy, Inc. Class A	7,224,403
		10,955,531
	Equity Real Estate Investment Trusts (REITs) - 3.4%
274,099	American Healthcare, Inc. REIT	12,422,167
265,876	Phillips Edison & Co., Inc. REIT	8,997,244
		21,419,411
	Financial Services - 3.4%
11,337	Dave, Inc.*	2,713,171
235,011	HA Sustainable Infrastructure Capital, Inc.	6,512,155
34,605	Hamilton Lane, Inc. Class A	3,943,585
52,291	PJT Partners, Inc. Class A	8,424,603
		21,593,514
	Food, Beverage & Tobacco - 1.4%
219,822	Vita Coco Co., Inc.*	9,052,270
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Health Care Equipment & Services - 7.9%
599,390	Alignment Healthcare, Inc.*	$10,105,716
40,363	Ensign Group, Inc.	7,269,376
57,944	GeneDx Holdings Corp.*	7,933,113
43,017	Glaukos Corp.*	3,788,507
93,481	HealthEquity, Inc.*	8,841,433
38,261	Hims & Hers Health, Inc.*(3)	1,739,345
28,269	Lantheus Holdings, Inc.*	1,630,839
99,334	PACS Group, Inc.*	1,199,955
60,656	TransMedics Group, Inc.*	7,978,690
		50,486,974
	Household & Personal Products - 0.4%
51,733	Oddity Tech Ltd. Class A*	2,340,918
	Insurance - 1.9%
191,619	Beazley PLC	2,344,227
523,911	SiriusPoint Ltd.*	9,535,180
		11,879,407
	Materials - 2.4%
83,902	Cabot Corp.	5,661,707
344,314	James Hardie Industries PLC ADR*	7,206,492
38,500	MP Materials Corp.*(3)	2,428,965
		15,297,164
	Media & Entertainment - 1.0%
183,571	Cargurus, Inc.*	6,447,014
	Pharmaceuticals, Biotechnology & Life Sciences - 17.4%
171,912	Adaptive Biotechnologies Corp.*	2,984,392
61,984	Akero Therapeutics, Inc.*	3,359,533
303,393	Amicus Therapeutics, Inc.*	2,739,639
86,803	Apellis Pharmaceuticals, Inc.*	1,863,660
60,968	Apogee Therapeutics, Inc.*	3,450,179
113,670	Avidity Biosciences, Inc.*(3)	7,939,850
37,868	Axsome Therapeutics, Inc.*	5,111,801
46,676	Bridgebio Pharma, Inc.*	2,923,785
129,314	Celldex Therapeutics, Inc.*	3,456,563
87,761	CG oncology, Inc.*	3,797,419
118,360	Crinetics Pharmaceuticals, Inc.*	5,148,660
71,120	Cytokinetics, Inc.*	4,522,521
77,473	Disc Medicine, Inc.*	6,679,722
66,745	Insmed, Inc.*	12,654,852
59,223	Kymera Therapeutics, Inc.*	3,662,350
27,528	Merus NV*	2,611,306
73,800	Mineralys Therapeutics, Inc.*	3,015,468
35,494	Nuvalent, Inc. Class A*	3,525,264
67,586	Protagonist Therapeutics, Inc.*	5,313,611
76,853	PTC Therapeutics, Inc.*	5,249,828
140,603	Revolution Medicines, Inc.*	8,273,081
74,280	Scholar Rock Holding Corp.*	2,200,174
40,212	Soleno Therapeutics, Inc.*	2,700,638
61,426	Structure Therapeutics, Inc. ADR*	2,046,714
83,227	Vaxcyte, Inc.*	3,768,519
60,110	Viridian Therapeutics, Inc.*	1,420,399
		110,419,928
	Semiconductors & Semiconductor Equipment - 6.6%
63,682	Credo Technology Group Holding Ltd.*	11,948,017
63,659	MKS, Inc.	9,148,435
62,438	SiTime Corp.*	18,084,542
17,299	Universal Display Corp.	2,547,797
		41,728,791
	Software & Services - 8.6%
48,009	Agilysys, Inc.*	6,023,209
448,245	Amplitude, Inc. Class A*	4,504,862
532,969	AvePoint, Inc.*	7,498,874
207,099	Clearwater Analytics Holdings, Inc. Class A*	3,812,693
36,290	Commvault Systems, Inc.*	5,052,294
The accompanying notes are an integral part of these financial statements.

30

The Hartford Small Company Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.9% - (continued)
	Software & Services - 8.6% - (continued)
14,574	CyberArk Software Ltd.*		$7,589,848
469,925	Freshworks, Inc. Class A*		5,216,167
167,336	Intapp, Inc.*		6,422,356
87,485	Rubrik, Inc. Class A*		6,584,996
24,045	ServiceTitan, Inc. Class A*		2,268,886
			54,974,185
	Technology Hardware & Equipment - 4.7%
151,775	Calix, Inc.*		10,384,446
15,097	Fabrinet*		6,651,285
48,342	IonQ, Inc.*		3,015,574
17,477	OSI Systems, Inc.*		4,866,646
34,848	Sanmina Corp.*		4,775,918
			29,693,869
	Total Common Stocks (cost $461,658,781)		$628,248,103
EXCHANGE-TRADED FUNDS - 0.5%
	Other Investment Pools & Funds - 0.5%
8,528	iShares Russell 2000 Growth ETF (3)		$2,820,124
	Total Exchange-Traded Funds (cost $2,832,993)		$2,820,124
	Total Long-Term Investments (cost $464,491,774)		$631,068,227
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.2%
$ 1,073,617	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2025 at 4.15%, due on 11/03/2025 with a maturity value of $1,073,988; collateralized by U.S. Treasury Note at 4.63%, maturing 02/15/2035, with a market value of $1,095,179		$1,073,617
	Securities Lending Collateral - 0.6%
4,038,480	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(4)		4,038,480
	Total Short-Term Investments (cost $5,112,097)		$5,112,097
	Total Investments (cost $469,603,871)	100.2%	$636,180,324
	Other Assets and Liabilities	(0.2)%	(1,023,494)
	Net Assets	100.0%	$635,156,830
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,372,549 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2013	Tory Burch LLC	26,907	$2,108,912	$1,372,549

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$628,248,103	$624,531,327	$2,344,227	$1,372,549
Exchange-Traded Funds	2,820,124	2,820,124	—	—
Short-Term Investments	5,112,097	4,038,480	1,073,617	—
Total	$636,180,324	$631,389,931	$3,417,844	$1,372,549

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

31

Hartford Domestic Equity Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Index Abbreviations:
S&P	Standard & Poor's
Other Abbreviations:
ADR	American Depositary Receipt
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

32

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities
October 31, 2025

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Assets:
Investments in securities, at market value(1)	$6,221,023,957	$11,592,219,954	$18,129,332,575	$4,870,000,490	$6,968,515,137	$795,491,886
Repurchase agreements	10,586,090	1,035,287	24,467,328	22,270,289	27,163,620	2,636,789
Cash	42,187,662	4,122,505	96,710,346	87,731,280	106,923,567	10,384,826
Cash collateral due from broker on futures contracts	1,384,083	—	—	—	—	—
Foreign currency	—	—	2,411,968	777	—	354,662
Receivables:
Investment securities sold	48,164,632	26,959,403	—	35,437,219	—	2,217,899
Fund shares sold	466,777	118,682,840	10,960,853	4,405,549	9,977,093	79,537
Dividends and interest	2,126,937	2,528,031	7,388,208	3,800,442	1,061,455	534,524
Securities lending income	39,337	—	12,550	13,707	962	891
Variation margin on futures contracts	60,415	—	—	—	—	—
Tax reclaims	516,370	—	8,072,050	2,569,396	55,282	510,246
Other assets	88,495	152,497	187,005	88,810	213,300	56,565
Total assets	6,326,644,755	11,745,700,517	18,279,542,883	5,026,317,959	7,113,910,416	812,267,825
Liabilities:
Obligation to return securities lending collateral	6,957,195	4,784,973	20,874,908	62,325,930	—	2,599,538
Payables:
Investment securities purchased	41,337,994	3,865,784	—	8,679,430	35,298,944	8,612,401
Fund shares redeemed	2,829,754	7,525,570	13,250,653	4,645,886	8,104,785	687,246
Investment management fees	3,514,895	3,229,754	9,179,501	2,610,244	4,105,974	593,613
Transfer agent fees	1,383,919	1,562,620	2,552,519	836,384	1,222,884	242,549
Accounting services fees	146,688	263,563	416,111	120,614	157,677	21,222
Chief Compliance Officer fees	2,154	3,876	6,486	1,900	2,186	278
Board of Directors' fees	12,542	21,276	36,467	10,552	11,454	1,798
Distribution fees	175,058	124,785	210,691	76,475	137,605	21,443
Accrued expenses	136,542	199,961	410,533	134,468	121,167	65,060
Total liabilities	56,496,741	21,582,162	46,937,869	79,441,883	49,162,676	12,845,148
Net assets	$6,270,148,014	$11,724,118,355	$18,232,605,014	$4,946,876,076	$7,064,747,740	$799,422,677
Summary of Net Assets:
Capital stock and paid-in-capital	$3,908,481,638	$5,058,423,507	$10,585,082,360	$3,593,881,400	$3,811,535,890	$512,138,049
Distributable earnings (loss)	2,361,666,376	6,665,694,848	7,647,522,654	1,352,994,676	3,253,211,850	287,284,628
Net assets	$6,270,148,014	$11,724,118,355	$18,232,605,014	$4,946,876,076	$7,064,747,740	$799,422,677
Shares authorized	1,540,000,000	825,000,000	1,405,000,000	825,000,000	19,850,000,000	485,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0001	$0.0010
Class A:Net asset value per share	$46.83	$59.90	$37.28	$21.67	$69.91	$37.02
Maximum offering price per share	49.56	63.39	39.45	22.93	73.98	39.17
Shares outstanding	102,607,107	35,912,639	138,909,681	85,430,743	50,551,473	13,897,002
Net Assets	$4,804,606,217	$2,151,092,480	$5,178,767,451	$1,851,242,727	$3,534,107,537	$514,435,387
Class C:Net asset value per share	$27.11	$52.76	$35.36	$21.54	$68.76	$24.77
Shares outstanding	1,966,411	5,920,849	5,279,921	3,350,115	1,323,485	711,169
Net Assets	$53,305,418	$312,412,768	$186,685,491	$72,145,102	$91,006,258	$17,619,029
Class I:Net asset value per share	$47.31	$60.21	$37.01	$21.45	$77.99	$40.67
Shares outstanding	11,284,685	52,721,183	118,149,409	63,225,724	17,694,878	4,991,928
Net Assets	$533,877,147	$3,174,137,770	$4,372,724,754	$1,356,362,435	$1,379,998,905	$202,997,445
Class R3:Net asset value per share	$54.98	$60.86	$38.08	$21.74	$68.12	$37.59
Shares outstanding	526,777	870,577	1,435,144	911,572	577,488	419,007
Net Assets	$28,960,358	$52,983,768	$54,644,483	$19,821,513	$39,341,152	$15,750,893
Class R4:Net asset value per share	$58.50	$62.35	$38.47	$21.79	$77.28	$41.52
Shares outstanding	366,727	1,982,635	2,347,799	1,550,133	775,225	194,536
Net Assets	$21,454,730	$123,614,125	$90,326,721	$33,772,539	$59,909,069	$8,077,116
Class R5:Net asset value per share	$60.32	$60.80	$38.70	$21.97	$85.73	$45.27
Shares outstanding	334,086	2,458,337	3,154,907	2,252,510	106,336	27,968
Net Assets	$20,152,702	$149,460,651	$122,089,806	$49,483,593	$9,116,273	$1,266,235
The accompanying notes are an integral part of these financial statements.

33

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2025

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Class R6:Net asset value per share	$60.90	$61.16	$38.70	$22.06	$88.68	$46.33
Shares outstanding	525,174	23,833,071	27,805,094	9,207,951	406,582	115,598
Net Assets	$31,985,218	$1,457,531,253	$1,075,941,847	$203,097,956	$36,054,008	$5,355,212
Class Y:Net asset value per share	$60.94	$61.12	$38.70	$22.07	$88.19	$46.10
Shares outstanding	406,546	7,568,422	10,289,405	4,181,279	7,208,397	242,718
Net Assets	$24,775,225	$462,560,010	$398,220,954	$92,262,351	$635,738,506	$11,188,611
Class F:Net asset value per share	$47.32	$60.28	$36.97	$21.45	$78.87	$41.05
Shares outstanding	15,871,055	63,706,278	182,652,165	59,144,477	16,222,663	553,847
Net Assets	$751,030,999	$3,840,325,530	$6,753,203,507	$1,268,687,860	$1,279,476,032	$22,732,749
Cost of investments	$4,178,070,787	$6,137,788,201	$12,401,151,047	$4,041,150,589	$4,110,868,816	$531,901,854
Cost of foreign currency	$—	$—	$2,426,197	$784	$—	$377,804
(1) Includes Investment in securities on loan, at market value	$27,081,715	$4,669,387	$20,460,560	$125,391,622	$5,301,950	$5,729,930
The accompanying notes are an integral part of these financial statements.

34

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2025

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund
Assets:
Investments in securities, at market value(1)	$4,316,214,107	$1,118,079,681	$946,830,785	$175,271,150	$333,139,685	$187,219,297
Repurchase agreements	2,809,180	1,066,130	—	—	118,256	232,444
Cash	11,118,434	4,203,683	20,251,247	5,057,723	463,024	914,592
Receivables:
From affiliates	—	—	—	12,719	—	12,903
Investment securities sold	1,575,919	4,021,897	—	—	188,867	—
Fund shares sold	1,899,834	1,044,614	271,232	20,929	109,534	639,212
Dividends and interest	1,307,165	226,809	117,714	7,380	5,319	40,540
Securities lending income	15,999	136	613	841	6,793	2,434
Other assets	76,111	69,810	64,238	64,668	49,982	57,159
Total assets	4,335,016,749	1,128,712,760	967,535,829	180,435,410	334,081,460	189,118,581
Liabilities:
Obligation to return securities lending collateral	35,586,665	137,700	7,083,989	3,258,447	27,436,262	5,110,570
Payables:
Investment securities purchased	1,308,290	2,666,099	—	—	200,954	123,938
Fund shares redeemed	5,521,371	845,340	986,975	780,237	271,875	251,825
Investment management fees	2,681,118	665,669	610,439	136,782	209,005	110,779
Transfer agent fees	842,409	170,789	220,763	48,412	114,021	52,882
Accounting services fees	110,472	30,359	26,508	6,365	9,682	5,890
Chief Compliance Officer fees	1,588	415	345	69	103	65
Board of Directors' fees	10,887	2,496	2,280	500	631	373
Distribution fees	72,180	15,110	9,753	1,554	6,158	1,976
Accrued expenses	227,252	87,281	65,236	39,576	44,856	34,228
Total liabilities	46,362,232	4,621,258	9,006,288	4,271,942	28,293,547	5,692,526
Net assets	$4,288,654,517	$1,124,091,502	$958,529,541	$176,163,468	$305,787,913	$183,426,055
Summary of Net Assets:
Capital stock and paid-in-capital	$2,655,223,057	$993,575,090	$630,412,519	$103,151,818	$203,737,958	$162,932,542
Distributable earnings (loss)	1,633,431,460	130,516,412	328,117,022	73,011,650	102,049,955	20,493,513
Net assets	$4,288,654,517	$1,124,091,502	$958,529,541	$176,163,468	$305,787,913	$183,426,055
Shares authorized	1,105,000,000	535,000,000	500,000,000	500,000,000	22,100,000,000	860,000,000
Par value	$0.0050	$0.0010	$0.0001	$0.0001	$0.0001	$0.0010
Class A:Net asset value per share	$25.69	$15.73	$19.08	$29.29	$42.26	$12.26
Maximum offering price per share	27.19	16.65	20.19	30.99	44.72	12.97
Shares outstanding	67,837,961	25,896,079	11,123,529	1,034,948	3,727,933	4,100,961
Net Assets	$1,742,534,504	$407,368,675	$212,278,330	$30,313,345	$157,549,443	$50,265,691
Class C:Net asset value per share	$25.71	$10.71	$18.61	$28.62	$44.00	$10.14
Shares outstanding	2,211,747	247,572	908,530	101,326	29,010	105,764
Net Assets	$56,872,403	$2,652,439	$16,908,436	$2,900,380	$1,276,395	$1,072,163
Class I:Net asset value per share	$27.60	$16.03	$20.23	$31.60	$46.92	$12.30
Shares outstanding	23,486,966	10,750,430	23,563,809	3,397,437	1,006,016	609,573
Net Assets	$648,171,750	$172,322,031	$476,687,410	$107,371,737	$47,204,114	$7,496,199
Class R3:Net asset value per share	$30.01	$16.98	$19.46	$30.20	$40.57	$12.89
Shares outstanding	1,390,354	401,521	96,073	36,977	142,855	48,617
Net Assets	$41,722,992	$6,818,113	$1,869,606	$1,116,588	$5,795,806	$626,686
Class R4:Net asset value per share	$32.76	$17.69	$20.01	$31.04	$45.37	$13.14
Shares outstanding	907,058	262,051	31,159	19,962	117,475	17,497
Net Assets	$29,714,665	$4,634,728	$623,489	$619,691	$5,330,125	$229,984
Class R5:Net asset value per share	$34.98	$18.08	$20.19	$31.61	$50.66	$13.12
Shares outstanding	882,767	130,620	48,875	8,245	17,731	13,011
Net Assets	$30,880,210	$2,361,736	$986,718	$260,626	$898,164	$170,649
Class R6:Net asset value per share	$35.79	$16.03	$—	$—	$52.30	$13.12
Shares outstanding	4,535,935	238,588	—	—	816,416	1,074,913
Net Assets	$162,352,743	$3,824,939	$—	$—	$42,702,502	$14,100,964
The accompanying notes are an integral part of these financial statements.

35

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2025

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund
Class Y:Net asset value per share	$35.57	$18.15	$20.22	$31.64	$52.24	$13.09
Shares outstanding	2,862,978	339,027	2,249,864	271,844	240,701	6,451,425
Net Assets	$101,850,114	$6,153,106	$45,485,265	$8,601,483	$12,573,019	$84,429,085
Class F:Net asset value per share	$27.89	$16.03	$20.25	$31.79	$47.47	$12.29
Shares outstanding	52,867,264	32,301,664	6,953,764	425,520	683,705	2,036,428
Net Assets	$1,474,555,136	$517,955,735	$140,817,468	$13,528,659	$32,458,345	$25,034,634
Class SDR:Net asset value per share	$—	$—	$20.30	$31.84	$—	$—
Shares outstanding	—	—	3,097,403	359,688	—	—
Net Assets	$—	$—	$62,872,819	$11,450,959	$—	$—
Cost of investments	$3,469,702,861	$970,287,130	$697,835,921	$121,608,344	$249,438,268	$172,595,146
(1) Includes Investment in securities on loan, at market value	$50,410,349	$134,946	$6,914,967	$3,178,162	$32,366,512	$5,013,362
The accompanying notes are an integral part of these financial statements.

36

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2025

The Hartford Small Company Fund
Assets:
Investments in securities, at market value(1)	$635,106,707
Repurchase agreements	1,073,617
Cash	4,245,179
Receivables:
Investment securities sold	282,403
Fund shares sold	281,096
Dividends and interest	34,389
Securities lending income	2,114
Other assets	57,464
Total assets	641,082,969
Liabilities:
Obligation to return securities lending collateral	4,038,480
Payables:
Fund shares redeemed	1,209,406
Investment management fees	430,745
Transfer agent fees	141,371
Accounting services fees	17,712
Chief Compliance Officer fees	215
Board of Directors' fees	1,289
Distribution fees	12,100
Accrued expenses	74,821
Total liabilities	5,926,139
Net assets	$635,156,830
Summary of Net Assets:
Capital stock and paid-in-capital	$559,158,139
Distributable earnings (loss)	75,998,691
Net assets	$635,156,830
Shares authorized	525,000,000
Par value	$0.0010
Class A:Net asset value per share	$21.94
Maximum offering price per share	23.22
Shares outstanding	14,613,795
Net Assets	$320,581,600
Class C:Net asset value per share	$19.55
Shares outstanding	68,042
Net Assets	$1,330,052
Class I:Net asset value per share	$24.53
Shares outstanding	780,321
Net Assets	$19,144,708
Class R3:Net asset value per share	$24.61
Shares outstanding	384,104
Net Assets	$9,452,027
Class R4:Net asset value per share	$27.71
Shares outstanding	273,695
Net Assets	$7,583,936
Class R5:Net asset value per share	$30.77
Shares outstanding	41,413
Net Assets	$1,274,327
Class R6:Net asset value per share	$31.94
Shares outstanding	307,634
Net Assets	$9,825,914
Class Y:Net asset value per share	$31.70
Shares outstanding	101,401
Net Assets	$3,214,785
The accompanying notes are an integral part of these financial statements.

37

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2025

The Hartford Small Company Fund
Class F:Net asset value per share	$24.90
Shares outstanding	10,552,658
Net Assets	$262,749,481
Cost of investments	$469,603,871
(1) Includes Investment in securities on loan, at market value	$5,692,273
The accompanying notes are an integral part of these financial statements.

38

Hartford Domestic Equity Funds
 Statements of Operations
For the Year Ended October 31, 2025

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Investment Income:
Dividends	$79,250,961	$111,054,181	$395,339,541	$136,337,601	$21,559,041	$8,818,111
Interest	5,182,494	2,655,522	10,400,239	5,766,845	3,112,555	295,562
Securities lending — net	85,902	4,750	944,274	86,261	29,617	38,402
Less: Foreign tax withheld	(355,509)	—	(4,451,137)	(1,896,532)	—	(57,270)
Total investment income, net	84,163,848	113,714,453	402,232,917	140,294,175	24,701,213	9,094,805
Expenses:
Investment management fees	40,618,296	35,593,555	106,683,724	30,582,799	41,826,834	7,563,964
Transfer agent fees
Class A	4,908,185	1,760,811	4,170,404	1,499,756	2,961,594	740,884
Class C	88,524	319,329	212,358	84,428	120,720	43,686
Class I	498,043	3,402,356	5,003,158	1,621,480	1,375,654	243,156
Class R3	63,320	120,685	116,449	45,778	72,746	35,922
Class R4	33,899	175,308	137,049	63,846	84,260	13,438
Class R5	21,236	158,137	131,682	51,686	9,993	1,978
Class R6	1,227	34,464	41,760	7,940	1,319	214
Class Y	27,543	400,330	516,496	93,777	135,981	20,635
Class F	6,103	51,306	85,858	20,423	19,747	784
Distribution fees
Class A	11,662,515	4,986,439	12,454,590	4,678,360	7,901,680	1,370,898
Class C	562,988	3,243,241	1,908,188	796,636	899,217	237,439
Class R3	143,908	274,285	265,308	104,041	176,093	81,837
Class R4	53,547	290,979	218,146	94,111	139,572	20,541
Custodian fees	15,202	38,766	171,412	23,373	21,470	13,537
Registration and filing fees	159,801	299,755	343,875	176,260	233,287	176,929
Accounting services fees	892,964	1,554,257	2,581,193	736,617	866,883	144,030
Board of Directors' fees	148,285	261,345	431,949	119,931	146,724	20,050
Chief Compliance Officer fees	11,624	21,071	33,535	9,418	12,727	1,329
Audit and tax fees	34,545	32,022	32,124	32,195	34,947	32,751
Other expenses	464,110	831,834	1,637,746	452,168	466,642	127,855
Total expenses (before waivers, reimbursements and fees paid indirectly)	60,415,865	53,850,275	137,177,004	41,295,023	57,508,090	10,891,857
Transfer agent fee waivers	—	(428,590)	(445,769)	(134,492)	(444)	—
Distribution fee reimbursements	(239,591)	(64,300)	(135,246)	(15,792)	(251,683)	(25,631)
Commission recapture	(85,461)	(23,522)	(273,078)	(42,585)	(21,059)	(4,267)
Total waivers, reimbursements and fees paid indirectly	(325,052)	(516,412)	(854,093)	(192,869)	(273,186)	(29,898)
Total expenses	60,090,813	53,333,863	136,322,911	41,102,154	57,234,904	10,861,959
Net Investment Income (Loss)	24,073,035	60,380,590	265,910,006	99,192,021	(32,533,691)	(1,767,154)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	380,612,976	1,304,907,915	2,036,233,037	560,248,095	455,507,467	32,446,437
Futures contracts	13,121,024	—	—	—	—	—
Other foreign currency transactions	74,818	—	184,707	(110,777)	—	(10,537)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	393,808,818	1,304,907,915	2,036,417,744	560,137,318	455,507,467	32,435,900
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	337,524,962	464,978,863	(322,850,382)	(268,124,915)	1,056,731,005	(53,707,506)
Futures contracts	809,806	—	—	—	—	—
Translation of other assets and liabilities in foreign currencies	—	—	(55,722)	118,571	—	84,486
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	338,334,768	464,978,863	(322,906,104)	(268,006,344)	1,056,731,005	(53,623,020)
The accompanying notes are an integral part of these financial statements.

39

Hartford Domestic Equity Funds
 Statements of Operations – (continued)
For the Year Ended October 31, 2025

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	732,143,586	1,769,886,778	1,713,511,640	292,130,974	1,512,238,472	(21,187,120)
Net Increase (Decrease) in Net Assets Resulting from Operations	$756,216,621	$1,830,267,368	$1,979,421,646	$391,322,995	$1,479,704,781	$(22,954,274)
The accompanying notes are an integral part of these financial statements.

40

Hartford Domestic Equity Funds
 Statements of Operations – (continued)
For the Year Ended October 31, 2025

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund
Investment Income:
Dividends	$25,980,240	$20,550,757	$11,445,684	$2,013,601	$1,397,568	$4,027,868
Interest	1,236,202	440,964	1,576,067	292,965	76,516	34,386
Securities lending — net	968,585	11,346	1,600	7,193	28,874	8,658
Less: Foreign tax withheld	(4,818)	(42,224)	(16,210)	(16,902)	—	(15,490)
Total investment income, net	28,180,209	20,960,843	13,007,141	2,296,857	1,502,958	4,055,422
Expenses:
Investment management fees	34,808,406	7,632,494	7,416,875	1,850,973	2,492,419	1,127,858
Transfer agent fees
Class A	2,282,167	578,413	215,985	48,942	386,032	106,244
Class C	116,749	7,573	29,869	7,302	3,464	3,099
Class I	770,635	68,170	591,591	129,774	50,411	28,367
Class R3	104,072	15,126	3,978	2,639	11,063	1,410
Class R4	58,215	8,015	937	1,039	11,220	316
Class R5	37,163	3,142	966	288	6,004	104
Class R6	9,846	57	—	—	1,529	437
Class Y	142,034	7,248	54,649	8,714	17,546	50,327
Class F	56,115	12,085	4,025	555	479	487
Class SDR	—	—	2,357	907	—	—
Distribution fees
Class A	4,741,673	1,058,149	492,051	79,415	386,868	133,174
Class C	753,807	34,391	248,493	38,193	13,856	12,413
Class R3	236,527	34,418	9,047	6,010	25,307	3,204
Class R4	87,218	11,786	1,378	1,529	16,636	473
Custodian fees	29,961	6,516	8,710	12,880	5,615	(1,124)
Registration and filing fees	161,067	166,883	146,043	123,776	123,619	127,630
Accounting services fees	712,897	179,613	163,179	40,938	60,670	32,138
Board of Directors' fees	116,954	27,036	24,029	4,972	7,370	3,912
Chief Compliance Officer fees	8,501	2,190	1,872	345	552	358
Audit and tax fees	32,009	32,023	34,306	27,907	32,198	26,336
Other expenses	645,370	211,721	130,947	39,509	52,633	33,596
Total expenses (before waivers, reimbursements and fees paid indirectly)	45,911,386	10,097,049	9,581,287	2,426,607	3,705,491	1,690,759
Expense waivers	—	—	—	(96,711)	—	(64,057)
Transfer agent fee waivers	—	—	(10,299)	—	(5,432)	—
Distribution fee reimbursements	(57,390)	(10,559)	(692)	(1,759)	(16,252)	(3,948)
Commission recapture	(24,924)	(24,441)	—	—	(5,782)	(676)
Total waivers, reimbursements and fees paid indirectly	(82,314)	(35,000)	(10,991)	(98,470)	(27,466)	(68,681)
Total expenses	45,829,072	10,062,049	9,570,296	2,328,137	3,678,025	1,622,078
Net Investment Income (Loss)	(17,648,863)	10,898,794	3,436,845	(31,280)	(2,175,067)	2,433,344
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions on:
Investments	984,297,067	17,367,652	92,273,439	27,637,122	28,030,857	8,352,556
Other foreign currency transactions	(10,909)	—	20	—	—	2,721
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	984,286,158	17,367,652	92,273,459	27,637,122	28,030,857	8,355,277
Net Changes in Unrealized Appreciation (Depreciation) of:
Investments	(740,711,555)	(18,240,767)	(40,537,607)	(11,970,003)	642,025	(6,945,085)
Net Changes in Unrealized Appreciation (Depreciation)	(740,711,555)	(18,240,767)	(40,537,607)	(11,970,003)	642,025	(6,945,085)
Net Gain (Loss) on Investments and Foreign Currency Transactions	243,574,603	(873,115)	51,735,852	15,667,119	28,672,882	1,410,192
Net Increase (Decrease) in Net Assets Resulting from Operations	$225,925,740	$10,025,679	$55,172,697	$15,635,839	$26,497,815	$3,843,536
The accompanying notes are an integral part of these financial statements.

41

Hartford Domestic Equity Funds
 Statements of Operations – (continued)
For the Year Ended October 31, 2025

The Hartford Small Company Fund
Investment Income:
Dividends	$3,276,539
Interest	286,072
Securities lending — net	29,133
Total investment income, net	3,591,744
Expenses:
Investment management fees	5,020,859
Transfer agent fees
Class A	521,058
Class C	3,835
Class I	25,902
Class R3	20,726
Class R4	13,007
Class R5	1,918
Class R6	377
Class Y	4,258
Class F	6,084
Distribution fees
Class A	775,758
Class C	15,352
Class R3	47,250
Class R4	19,154
Custodian fees	15,975
Registration and filing fees	130,738
Accounting services fees	109,032
Board of Directors' fees	15,111
Chief Compliance Officer fees	1,170
Audit and tax fees	33,309
Other expenses	144,499
Total expenses (before waivers, reimbursements and fees paid indirectly)	6,925,372
Distribution fee reimbursements	(17,189)
Commission recapture	(6,757)
Total waivers, reimbursements and fees paid indirectly	(23,946)
Total expenses	6,901,426
Net Investment Income (Loss)	(3,309,682)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions on:
Investments	33,251,870
Other foreign currency transactions	2,610
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	33,254,480
Net Changes in Unrealized Appreciation (Depreciation) of:
Investments	31,052,686
Net Changes in Unrealized Appreciation (Depreciation)	31,052,686
Net Gain (Loss) on Investments and Foreign Currency Transactions	64,307,166
Net Increase (Decrease) in Net Assets Resulting from Operations	$60,997,484
The accompanying notes are an integral part of these financial statements.

42

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets

	The Hartford Capital Appreciation Fund		Hartford Core Equity Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$24,073,035	$39,793,625	$60,380,590	$65,309,199
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	393,808,818	628,810,684	1,304,907,915	915,545,864
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	338,334,768	1,073,152,693	464,978,863	2,043,622,057
Net Increase (Decrease) in Net Assets Resulting from Operations	756,216,621	1,741,757,002	1,830,267,368	3,024,477,120
Distributions to Shareholders:
Class A	(477,450,182)	(23,448,593)	(163,350,215)	(45,064,163)
Class C	(9,380,359)	(101,980)	(30,816,057)	(9,438,171)
Class I	(55,198,608)	(3,859,358)	(267,733,494)	(88,335,479)
Class R3	(2,455,003)	(9,179)	(4,410,555)	(1,275,367)
Class R4	(1,850,683)	(90,654)	(9,381,433)	(3,621,776)
Class R5	(1,590,709)	(123,680)	(13,210,852)	(3,914,526)
Class R6	(2,501,144)	(496,992)	(112,763,182)	(35,433,579)
Class Y	(2,161,175)	(103,116)	(39,630,556)	(14,346,066)
Class F	(75,021,813)	(6,109,811)	(262,350,567)	(76,215,055)
Total distributions	(627,609,676)	(34,343,363)	(903,646,911)	(277,644,182)
Capital Share Transactions:
Sold	240,901,773	196,376,871	2,107,848,985	1,571,549,298
Issued on reinvestment of distributions	608,721,988	33,267,618	872,184,665	267,719,209
Redeemed	(963,882,717)	(925,337,860)	(2,708,638,263)	(2,781,515,344)
Net increase (decrease) from capital share transactions	(114,258,956)	(695,693,371)	271,395,387	(942,246,837)
Net Increase (Decrease) in Net Assets	14,347,989	1,011,720,268	1,198,015,844	1,804,586,101
Net Assets:
Beginning of period	6,255,800,025	5,244,079,757	10,526,102,511	8,721,516,410
End of period	$6,270,148,014	$6,255,800,025	$11,724,118,355	$10,526,102,511
The accompanying notes are an integral part of these financial statements.

43

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Dividend and Growth Fund		The Hartford Equity Income Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$265,910,006	$298,322,544	$99,192,021	$115,873,790
Net realized gain (loss) on investments and foreign currency transactions	2,036,417,744	1,607,885,789	560,137,318	414,130,284
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(322,906,104)	2,191,388,961	(268,006,344)	603,119,568
Net Increase (Decrease) in Net Assets Resulting from Operations	1,979,421,646	4,097,597,294	391,322,995	1,133,123,642
Distributions to Shareholders:
Class A	(493,769,587)	(86,413,675)	(177,433,896)	(136,768,774)
Class C	(19,349,311)	(2,174,262)	(7,558,964)	(7,196,348)
Class I	(468,244,472)	(82,759,443)	(136,488,777)	(116,877,819)
Class R3	(4,952,363)	(708,444)	(1,896,814)	(1,768,738)
Class R4	(8,400,820)	(1,443,383)	(3,714,750)	(3,033,241)
Class R5	(14,286,148)	(3,087,350)	(4,806,069)	(4,658,966)
Class R6	(102,475,130)	(18,685,186)	(18,866,630)	(13,654,931)
Class Y	(53,518,975)	(10,241,644)	(9,718,025)	(10,144,082)
Class F	(672,094,229)	(129,393,146)	(125,479,209)	(96,752,375)
Total distributions	(1,837,091,035)	(334,906,533)	(485,963,134)	(390,855,274)
Capital Share Transactions:
Sold	2,644,087,901	3,250,241,156	590,775,776	663,481,284
Issued on reinvestment of distributions	1,784,100,488	321,719,234	471,676,222	378,266,271
Redeemed	(4,783,786,705)	(3,670,002,342)	(1,198,368,699)	(1,449,307,997)
Net increase (decrease) from capital share transactions	(355,598,316)	(98,041,952)	(135,916,701)	(407,560,442)
Net Increase (Decrease) in Net Assets	(213,267,705)	3,664,648,809	(230,556,840)	334,707,926
Net Assets:
Beginning of period	18,445,872,719	14,781,223,910	5,177,432,916	4,842,724,990
End of period	$18,232,605,014	$18,445,872,719	$4,946,876,076	$5,177,432,916
The accompanying notes are an integral part of these financial statements.

44

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Growth Opportunities Fund		The Hartford Healthcare Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$(32,533,691)	$(31,482,314)	$(1,767,154)	$(3,340,085)
Net realized gain (loss) on investments and foreign currency transactions	455,507,467	729,497,269	32,435,900	68,487,132
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	1,056,731,005	1,369,687,127	(53,623,020)	146,979,015
Net Increase (Decrease) in Net Assets Resulting from Operations	1,479,704,781	2,067,702,082	(22,954,274)	212,126,062
Distributions to Shareholders:
Class A	—	—	(32,441,954)	—
Class C	—	—	(2,226,913)	—
Class I	—	—	(11,509,284)	—
Class R3	—	—	(878,485)	—
Class R4	—	—	(384,625)	—
Class R5	—	—	(82,220)	—
Class R6	—	—	(280,454)	—
Class Y	—	—	(1,198,019)	—
Class F	—	—	(1,432,480)	—
Total distributions	—	—	(50,434,434)	—
Capital Share Transactions:
Sold	1,193,156,998	558,859,181	81,801,817	73,159,949
Issued on reinvestment of distributions	—	—	47,633,671	—
Redeemed	(1,086,559,343)	(1,125,440,176)	(298,847,392)	(315,390,636)
Net increase (decrease) from capital share transactions	106,597,655	(566,580,995)	(169,411,904)	(242,230,687)
Net Increase (Decrease) in Net Assets	1,586,302,436	1,501,121,087	(242,800,612)	(30,104,625)
Net Assets:
Beginning of period	5,478,445,304	3,977,324,217	1,042,223,289	1,072,327,914
End of period	$7,064,747,740	$5,478,445,304	$799,422,677	$1,042,223,289
The accompanying notes are an integral part of these financial statements.

45

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford MidCap Fund		The Hartford MidCap Value Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$(17,648,863)	$(26,430,047)	$10,898,794	$10,697,447
Net realized gain (loss) on investments and foreign currency transactions	984,286,158	380,961,670	17,367,652	116,605,544
Net changes in unrealized appreciation (depreciation) of investments	(740,711,555)	932,311,261	(18,240,767)	132,794,286
Net Increase (Decrease) in Net Assets Resulting from Operations	225,925,740	1,286,842,884	10,025,679	260,097,277
Distributions to Shareholders:
Class A	(127,066,299)	(51,535,192)	(54,192,824)	(28,061,202)
Class C	(5,910,035)	(6,696,932)	(681,678)	(464,884)
Class I	(50,969,535)	(25,371,322)	(5,566,054)	(3,105,512)
Class R3	(2,866,479)	(1,195,077)	(783,322)	(390,589)
Class R4	(2,093,105)	(1,096,584)	(526,284)	(291,520)
Class R5	(1,819,912)	(1,149,714)	(287,951)	(140,909)
Class R6	(14,510,675)	(7,955,001)	(505,707)	(9,926)
Class Y	(9,387,324)	(5,679,577)	(857,245)	(449,819)
Class F	(100,419,529)	(41,320,774)	(65,505,933)	(35,768,461)
Total distributions	(315,042,893)	(142,000,173)	(128,906,998)	(68,682,822)
Capital Share Transactions:
Sold	350,618,254	528,093,547	278,038,456	109,364,148
Issued on reinvestment of distributions	308,079,310	138,628,309	128,455,745	68,498,653
Redeemed	(1,692,462,529)	(2,050,475,493)	(218,504,151)	(194,949,801)
Net increase (decrease) from capital share transactions	(1,033,764,965)	(1,383,753,637)	187,990,050	(17,087,000)
Net Increase (Decrease) in Net Assets	(1,122,882,118)	(238,910,926)	69,108,731	174,327,455
Net Assets:
Beginning of period	5,411,536,635	5,650,447,561	1,054,982,771	880,655,316
End of period	$4,288,654,517	$5,411,536,635	$1,124,091,502	$1,054,982,771
The accompanying notes are an integral part of these financial statements.

46

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders US MidCap Opportunities Fund		Hartford Schroders US Small Cap Opportunities Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$3,436,845	$4,933,605	$(31,280)	$6,735
Net realized gain (loss) on investments and foreign currency transactions	92,273,459	82,802,809	27,637,122	14,788,948
Net changes in unrealized appreciation (depreciation) of investments	(40,537,607)	154,620,889	(11,970,003)	53,347,123
Net Increase (Decrease) in Net Assets Resulting from Operations	55,172,697	242,357,303	15,635,839	68,142,806
Distributions to Shareholders:
Class A	(15,032,867)	(2,175,162)	(2,139,199)	—
Class C	(2,795,261)	(468,434)	(306,110)	—
Class I	(43,120,822)	(8,531,640)	(8,237,335)	(150,795)
Class R3	(142,331)	(24,943)	(83,493)	—
Class R4	(40,065)	(9,709)	(31,829)	—
Class R5	(61,984)	(11,266)	(14,783)	(1,023)
Class Y	(4,408,144)	(1,135,246)	(497,160)	(40,709)
Class F	(11,179,337)	(2,192,256)	(886,203)	(36,213)
Class SDR	(4,807,858)	(751,391)	(1,614,378)	(71,261)
Total distributions	(81,588,669)	(15,300,047)	(13,810,490)	(300,001)
Capital Share Transactions:
Sold	205,089,940	195,654,729	23,530,677	68,459,557
Issued on reinvestment of distributions	79,470,173	14,865,760	13,296,367	284,573
Redeemed	(319,941,484)	(221,938,147)	(116,225,573)	(138,973,883)
Net increase (decrease) from capital share transactions	(35,381,371)	(11,417,658)	(79,398,529)	(70,229,753)
Net Increase (Decrease) in Net Assets	(61,797,343)	215,639,598	(77,573,180)	(2,386,948)
Net Assets:
Beginning of period	1,020,326,884	804,687,286	253,736,648	256,123,596
End of period	$958,529,541	$1,020,326,884	$176,163,468	$253,736,648
The accompanying notes are an integral part of these financial statements.

47

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Small Cap Growth Fund		Hartford Small Cap Value Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$(2,175,067)	$(2,025,161)	$2,433,344	$2,254,270
Net realized gain (loss) on investments and foreign currency transactions	28,030,857	52,527,321	8,355,277	4,166,496
Net changes in unrealized appreciation (depreciation) of investments	642,025	62,434,345	(6,945,085)	25,463,533
Net Increase (Decrease) in Net Assets Resulting from Operations	26,497,815	112,936,505	3,843,536	31,884,299
Distributions to Shareholders:
Class A	(24,294,004)	(5,598,209)	(2,451,448)	(1,662,208)
Class C	(210,744)	(90,111)	(58,479)	(45,570)
Class I	(6,895,163)	(1,687,970)	(1,137,532)	(699,431)
Class R3	(736,410)	(212,751)	(26,578)	(17,434)
Class R4	(1,141,012)	(260,304)	(7,700)	(4,539)
Class R5	(2,054,247)	(419,366)	(5,419)	(72,871)
Class R6	(4,487,784)	(1,145,608)	(488,089)	(322,438)
Class Y	(3,543,094)	(3,189,001)	(104,656)	(95,551)
Class F	(3,882,922)	(897,745)	(1,576,249)	(997,513)
Total distributions	(47,245,380)	(13,501,065)	(5,856,150)	(3,917,555)
Capital Share Transactions:
Sold	44,433,772	40,064,391	109,775,478	19,309,856
Issued on reinvestment of distributions	45,722,117	12,457,365	5,810,128	3,882,087
Redeemed	(113,169,877)	(179,335,172)	(54,829,809)	(27,921,844)
Net increase (decrease) from capital share transactions	(23,013,988)	(126,813,416)	60,755,797	(4,729,901)
Net Increase (Decrease) in Net Assets	(43,761,553)	(27,377,976)	58,743,183	23,236,843
Net Assets:
Beginning of period	349,549,466	376,927,442	124,682,872	101,446,029
End of period	$305,787,913	$349,549,466	$183,426,055	$124,682,872
The accompanying notes are an integral part of these financial statements.

48

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Small Company Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$(3,309,682)	$(2,835,257)
Net realized gain (loss) on investments and foreign currency transactions	33,254,480	32,464,696
Net changes in unrealized appreciation (depreciation) of investments	31,052,686	147,382,231
Net Increase (Decrease) in Net Assets Resulting from Operations	60,997,484	177,011,670
Capital Share Transactions:
Sold	66,940,298	64,592,008
Redeemed	(138,716,184)	(134,940,062)
Net increase (decrease) from capital share transactions	(71,775,886)	(70,348,054)
Net Increase (Decrease) in Net Assets	(10,778,402)	106,663,616
Net Assets:
Beginning of period	645,935,232	539,271,616
End of period	$635,156,830	$645,935,232
The accompanying notes are an integral part of these financial statements.

49

Hartford Domestic Equity Funds
Financial Highlights

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Capital Appreciation Fund
For the Year Ended October 31, 2025
A	$45.72	$0.15	$5.56	$5.71	$(0.23)	$(4.37)	$(4.60)	$46.83	13.10%	$4,804,606	1.05%	1.04%	0.34%	94%
C	28.33	(0.12)	3.34	3.22	(0.07)	(4.37)	(4.44)	27.11	12.18	53,305	1.85	1.85	(0.46)	94
I	46.14	0.26	5.62	5.88	(0.34)	(4.37)	(4.71)	47.31	13.39	533,877	0.79	0.79	0.59	94
R3	52.90	(0.01)	6.47	6.46	(0.01)	(4.37)	(4.38)	54.98	12.68	28,960	1.41	1.41	(0.03)	94
R4	55.95	0.15	6.87	7.02	(0.10)	(4.37)	(4.47)	58.50	13.02	21,455	1.10	1.10	0.28	94
R5	57.60	0.32	7.08	7.40	(0.31)	(4.37)	(4.68)	60.32	13.37	20,153	0.80	0.80	0.58	94
R6	58.12	0.38	7.14	7.52	(0.37)	(4.37)	(4.74)	60.90	13.47	31,985	0.70	0.70	0.68	94
Y	58.15	0.33	7.14	7.47	(0.31)	(4.37)	(4.68)	60.94	13.36	24,775	0.80	0.80	0.58	94
F	46.15	0.30	5.61	5.91	(0.37)	(4.37)	(4.74)	47.32	13.48	751,031	0.70	0.70	0.69	94
For the Year Ended October 31, 2024
A	$34.17	$0.25	$11.51	$11.76	$(0.21)	$—	$(0.21)	$45.72	34.51%	$4,780,804	1.05%	1.04%	0.60%	85%
C	21.26	(0.05)	7.16	7.11	(0.04)	—	(0.04)	28.33	33.45	60,872	1.85	1.85	(0.20)	85
I	34.48	0.36	11.60	11.96	(0.30)	—	(0.30)	46.14	34.85	538,378	0.78	0.78	0.86	85
R3	39.48	0.11	13.32	13.43	(0.01)	—	(0.01)	52.90	34.03	30,219	1.41	1.41	0.23	85
R4	41.75	0.28	14.08	14.36	(0.16)	—	(0.16)	55.95	34.45	27,894	1.10	1.10	0.54	85
R5	42.97	0.44	14.47	14.91	(0.28)	—	(0.28)	57.60	34.82	20,950	0.80	0.80	0.84	85
R6	43.35	0.51	14.60	15.11	(0.34)	—	(0.34)	58.12	34.99	30,986	0.70	0.70	0.98	85
Y	43.30	0.44	14.61	15.05	(0.20)	—	(0.20)	58.15	34.85	27,340	0.80	0.80	0.84	85
F	34.48	0.40	11.61	12.01	(0.34)	—	(0.34)	46.15	35.00	738,357	0.70	0.70	0.95	85
For the Year Ended October 31, 2023
A	$34.53	$0.20	$1.44	$1.64	$(0.12)	$(1.88)	$(2.00)	$34.17	4.79%	$3,943,921	1.06%	1.05%	0.57%	62%
C	22.26	(0.05)	0.93	0.88	—	(1.88)	(1.88)	21.26	3.93	63,034	1.85	1.85	(0.22)	62
I	34.84	0.29	1.45	1.74	(0.22)	(1.88)	(2.10)	34.48	5.05	444,439	0.79	0.79	0.83	62
R3	39.62	0.08	1.66	1.74	—	(1.88)	(1.88)	39.48	4.40	25,851	1.42	1.42	0.20	62
R4	41.74	0.22	1.74	1.96	(0.07)	(1.88)	(1.95)	41.75	4.72	24,703	1.10	1.10	0.52	62
R5	42.91	0.36	1.78	2.14	(0.20)	(1.88)	(2.08)	42.97	5.05	19,457	0.80	0.80	0.82	62
R6	43.28	0.38	1.82	2.20	(0.25)	(1.88)	(2.13)	43.35	5.14	64,712	0.70	0.70	0.87	62
Y	43.22	0.37	1.78	2.15	(0.19)	(1.88)	(2.07)	43.30	5.03	21,623	0.81	0.81	0.83	62
F	34.85	0.33	1.43	1.76	(0.25)	(1.88)	(2.13)	34.48	5.13	636,340	0.70	0.70	0.92	62
For the Year Ended October 31, 2022
A	$48.89	$0.12	$(7.60)	$(7.48)	$(0.05)	$(6.83)	$(6.88)	$34.53	(17.73)%	$4,238,197	1.05%	1.04%	0.31%	82%
C	34.14	(0.12)	(4.93)	(5.05)	—	(6.83)	(6.83)	22.26	(18.35)	87,852	1.84	1.84	(0.49)	82
I	49.25	0.22	(7.64)	(7.42)	(0.16)	(6.83)	(6.99)	34.84	(17.49)	513,601	0.78	0.78	0.57	82
R3	55.21	(0.03)	(8.73)	(8.76)	—	(6.83)	(6.83)	39.62	(18.03)	30,074	1.41	1.41	(0.06)	82
R4	57.63	0.12	(9.18)	(9.06)	—	(6.83)	(6.83)	41.74	(17.77)	26,984	1.10	1.10	0.25	82
R5	59.02	0.26	(9.41)	(9.15)	(0.13)	(6.83)	(6.96)	42.91	(17.51)	27,917	0.80	0.80	0.56	82
R6	59.48	0.31	(9.49)	(9.18)	(0.19)	(6.83)	(7.02)	43.28	(17.44)	27,644	0.70	0.70	0.66	82
Y	59.41	0.26	(9.48)	(9.22)	(0.14)	(6.83)	(6.97)	43.22	(17.52)	74,365	0.80	0.80	0.54	82
F	49.26	0.25	(7.64)	(7.39)	(0.19)	(6.83)	(7.02)	34.85	(17.42)	696,473	0.69	0.69	0.66	82
The accompanying notes are an integral part of these financial statements.

50

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Capital Appreciation Fund – (continued)
For the Year Ended October 31, 2021
A	$38.39	$0.05	$12.59	$12.64	$(0.15)	$(1.99)	$(2.14)	$48.89	33.83%	$5,710,869	1.04%	1.04%	0.12%	62%
C	27.45	(0.21)	8.89	8.68	—	(1.99)	(1.99)	34.14	32.74	148,862	1.83	1.83	(0.66)	62
I	38.66	0.18	12.66 (5)	12.84 (5)	(0.26)	(1.99)	(2.25)	49.25	34.15	721,608	0.77	0.77	0.38	62
R3	43.14	(0.13)	14.19	14.06	—	(1.99)	(1.99)	55.21	33.32	45,054	1.41	1.41	(0.25)	62
R4	44.91	0.03	14.78 (5)	14.81 (5)	(0.10)	(1.99)	(2.09)	57.63	33.72	36,750	1.10	1.10	0.06	62
R5	45.94	0.20	15.11 (5)	15.31 (5)	(0.24)	(1.99)	(2.23)	59.02	34.11	36,529	0.80	0.80	0.36	62
R6	46.27	0.26	15.22	15.48	(0.28)	(1.99)	(2.27)	59.48	34.27	19,261	0.69	0.69	0.46	62
Y	46.24	0.21	15.21	15.42	(0.26)	(1.99)	(2.25)	59.41	34.14	122,539	0.80	0.79	0.37	62
F	38.66	0.21	12.67	12.88	(0.29)	(1.99)	(2.28)	49.26	34.28	893,713	0.69	0.69	0.47	62
Hartford Core Equity Fund
For the Year Ended October 31, 2025
A	$55.15	$0.20	$9.21	$9.41	$(0.23)	$(4.43)	$(4.66)	$59.90	17.97%	$2,151,092	0.70%	0.70%	0.36%	39%
C	49.23	(0.19)	8.15	7.96	—	(4.43)	(4.43)	52.76	17.06	312,413	1.46	1.46	(0.39)	39
I	55.40	0.33	9.26	9.59	(0.35)	(4.43)	(4.78)	60.21	18.25	3,174,138	0.47	0.46	0.61	39
R3	55.97	(0.01)	9.36	9.35	(0.03)	(4.43)	(4.46)	60.86	17.52	52,984	1.08	1.08	(0.01)	39
R4	57.19	0.19	9.58	9.77	(0.18)	(4.43)	(4.61)	62.35	17.93	123,614	0.76	0.73	0.33	39
R5	55.91	0.33	9.35	9.68	(0.36)	(4.43)	(4.79)	60.80	18.24	149,461	0.47	0.47	0.60	39
R6	56.20	0.39	9.40	9.79	(0.40)	(4.43)	(4.83)	61.16	18.37	1,457,531	0.36	0.36	0.70	39
Y	56.17	0.34	9.39	9.73	(0.35)	(4.43)	(4.78)	61.12	18.26	462,560	0.45	0.45	0.61	39
F	55.46	0.38	9.27	9.65	(0.40)	(4.43)	(4.83)	60.28	18.36	3,840,326	0.36	0.36	0.69	39
For the Year Ended October 31, 2024
A	$41.56	$0.23	$14.64	$14.87	$(0.37)	$(0.91)	$(1.28)	$55.15	36.51%	$1,930,939	0.70%	0.70%	0.46%	27%
C	37.22	(0.13)	13.10	12.97	(0.05)	(0.91)	(0.96)	49.23	35.49	351,066	1.45	1.45	(0.28)	27
I	41.73	0.36	14.68	15.04	(0.46)	(0.91)	(1.37)	55.40	36.85	3,141,975	0.46	0.46	0.71	27
R3	42.15	0.04	14.86	14.90	(0.17)	(0.91)	(1.08)	55.97	35.99	55,523	1.08	1.08	0.08	27
R4	43.05	0.23	15.16	15.39	(0.34)	(0.91)	(1.25)	57.19	36.44	120,324	0.76	0.72	0.45	27
R5	42.11	0.36	14.81	15.17	(0.46)	(0.91)	(1.37)	55.91	36.82	163,071	0.46	0.46	0.70	27
R6	42.32	0.41	14.89	15.30	(0.51)	(0.91)	(1.42)	56.20	36.96	1,319,957	0.36	0.36	0.80	27
Y	42.30	0.37	14.88	15.25	(0.47)	(0.91)	(1.38)	56.17	36.84	467,979	0.45	0.45	0.72	27
F	41.78	0.40	14.70	15.10	(0.51)	(0.91)	(1.42)	55.46	36.96	2,975,270	0.36	0.36	0.80	27
For the Year Ended October 31, 2023
A	$40.38	$0.35	$2.31	$2.66	$(0.36)	$(1.12)	$(1.48)	$41.56	6.77%	$1,463,010	0.70%	0.70%	0.83%	19%
C	36.27	0.03	2.11	2.14	(0.07)	(1.12)	(1.19)	37.22	5.99	371,746	1.45	1.45	0.09	19
I	40.55	0.45	2.31	2.76	(0.46)	(1.12)	(1.58)	41.73	7.04	2,742,609	0.46	0.46	1.09	19
R3	40.90	0.19	2.36	2.55	(0.18)	(1.12)	(1.30)	42.15	6.37	49,721	1.08	1.08	0.46	19
R4	41.74	0.35	2.41	2.76	(0.33)	(1.12)	(1.45)	43.05	6.77	125,829	0.75	0.72	0.83	19
R5	40.89	0.45	2.35	2.80	(0.46)	(1.12)	(1.58)	42.11	7.04	126,235	0.46	0.46	1.08	19
R6	41.10	0.49	2.36	2.85	(0.51)	(1.12)	(1.63)	42.32	7.14	1,104,199	0.36	0.36	1.17	19
Y	41.07	0.46	2.35	2.81	(0.46)	(1.12)	(1.58)	42.30	7.05	471,414	0.44	0.44	1.10	19
F	40.60	0.49	2.32	2.81	(0.51)	(1.12)	(1.63)	41.78	7.13	2,266,753	0.36	0.36	1.18	19
The accompanying notes are an integral part of these financial statements.

51

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Core Equity Fund – (continued)
For the Year Ended October 31, 2022
A	$49.41	$0.33	$(7.87)	$(7.54)	$(0.24)	$(1.25)	$(1.49)	$40.38	(15.79)%	$1,456,044	0.70%	0.70%	0.75%	15%
C	44.63	(0.00)(6)	(7.11)	(7.11)	—	(1.25)	(1.25)	36.27	(16.43)	431,852	1.45	1.45	(0.00)(7)	15
I	49.59	0.45	(7.89)	(7.44)	(0.35)	(1.25)	(1.60)	40.55	(15.57)	3,529,589	0.46	0.46	0.99	15
R3	50.06	0.17	(8.00)	(7.83)	(0.08)	(1.25)	(1.33)	40.90	(16.11)	54,393	1.08	1.07	0.37	15
R4	51.01	0.34	(8.14)	(7.80)	(0.22)	(1.25)	(1.47)	41.74	(15.80)	157,597	0.76	0.73	0.71	15
R5	49.99	0.44	(7.95)	(7.51)	(0.34)	(1.25)	(1.59)	40.89	(15.58)	146,672	0.46	0.46	0.98	15
R6	50.24	0.50	(8.00)	(7.50)	(0.39)	(1.25)	(1.64)	41.10	(15.51)	1,059,702	0.36	0.36	1.10	15
Y	50.20	0.45	(7.98)	(7.53)	(0.35)	(1.25)	(1.60)	41.07	(15.56)	529,017	0.45	0.44	1.00	15
F	49.65	0.49	(7.90)	(7.41)	(0.39)	(1.25)	(1.64)	40.60	(15.51)	2,299,856	0.36	0.36	1.08	15
For the Year Ended October 31, 2021
A	$36.04	$0.23	$13.36	$13.59	$(0.22)	$—	$(0.22)	$49.41	37.85%	$1,681,155	0.70%	0.70%	0.52%	13%
C	32.62	(0.09)	12.10	12.01	—	—	—	44.63	36.82	583,876	1.45	1.45	(0.23)	13
I	36.16	0.34	13.40	13.74	(0.31)	—	(0.31)	49.59	38.19	4,700,782	0.45	0.45	0.77	13
R3	36.54	0.07	13.56	13.63	(0.11)	—	(0.11)	50.06	37.38	71,617	1.07	1.06	0.16	13
R4	37.20	0.23	13.79	14.02	(0.21)	—	(0.21)	51.01	37.82	239,198	0.76	0.72	0.50	13
R5	36.44	0.34	13.51	13.85	(0.30)	—	(0.30)	49.99	38.17	225,017	0.46	0.46	0.76	13
R6	36.62	0.39	13.57	13.96	(0.34)	—	(0.34)	50.24	38.31	1,045,661	0.36	0.36	0.86	13
Y	36.60	0.35	13.56	13.91	(0.31)	—	(0.31)	50.20	38.20	903,952	0.46	0.44	0.78	13
F	36.19	0.38	13.42	13.80	(0.34)	—	(0.34)	49.65	38.33	3,213,368	0.36	0.36	0.86	13
The Hartford Dividend and Growth Fund
For the Year Ended October 31, 2025
A	$36.91	$0.45	$3.49	$3.94	$(0.52)	$(3.05)	$(3.57)	$37.28	11.61%	$5,178,767	0.96%	0.96%	1.29%	69%
C	35.19	0.17	3.31	3.48	(0.26)	(3.05)	(3.31)	35.36	10.74	186,685	1.74	1.74	0.52	69
I	36.67	0.53	3.46	3.99	(0.60)	(3.05)	(3.65)	37.01	11.85	4,372,725	0.74	0.73	1.52	69
R3	37.62	0.32	3.57	3.89	(0.38)	(3.05)	(3.43)	38.08	11.19	54,644	1.34	1.34	0.90	69
R4	37.97	0.44	3.60	4.04	(0.49)	(3.05)	(3.54)	38.47	11.53	90,327	1.03	1.03	1.21	69
R5	38.17	0.55	3.63	4.18	(0.60)	(3.05)	(3.65)	38.70	11.88	122,090	0.73	0.73	1.54	69
R6	38.17	0.58	3.63	4.21	(0.63)	(3.05)	(3.68)	38.70	11.99	1,075,942	0.63	0.63	1.62	69
Y	38.18	0.55	3.61	4.16	(0.59)	(3.05)	(3.64)	38.70	11.84	398,221	0.73	0.73	1.52	69
F	36.63	0.56	3.46	4.02	(0.63)	(3.05)	(3.68)	36.97	11.98	6,753,204	0.63	0.63	1.62	69
For the Year Ended October 31, 2024
A	$29.39	$0.53	$7.60	$8.13	$(0.50)	$(0.11)	$(0.61)	$36.91	27.84%	$5,109,181	0.96%	0.95%	1.54%	28%
C	28.06	0.25	7.24	7.49	(0.25)	(0.11)	(0.36)	35.19	26.84	205,858	1.73	1.73	0.77	28
I	29.20	0.61	7.55	8.16	(0.58)	(0.11)	(0.69)	36.67	28.15	4,542,646	0.73	0.72	1.77	28
R3	29.95	0.41	7.73	8.14	(0.36)	(0.11)	(0.47)	37.62	27.34	53,873	1.34	1.34	1.16	28
R4	30.22	0.52	7.80	8.32	(0.46)	(0.11)	(0.57)	37.97	27.73	89,612	1.03	1.03	1.47	28
R5	30.38	0.63	7.84	8.47	(0.57)	(0.11)	(0.68)	38.17	28.09	152,045	0.73	0.73	1.78	28
R6	30.38	0.66	7.85	8.51	(0.61)	(0.11)	(0.72)	38.17	28.21	1,042,244	0.63	0.63	1.86	28
Y	30.38	0.63	7.85	8.48	(0.57)	(0.11)	(0.68)	38.18	28.12	601,093	0.73	0.73	1.77	28
F	29.18	0.64	7.53	8.17	(0.61)	(0.11)	(0.72)	36.63	28.25	6,649,322	0.63	0.63	1.87	28
The accompanying notes are an integral part of these financial statements.

52

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Dividend and Growth Fund – (continued)
For the Year Ended October 31, 2023
A	$30.41	$0.39	$0.36	$0.75	$(0.40)	$(1.37)	$(1.77)	$29.39	2.43%	$4,279,090	0.96%	0.96%	1.30%	26%
C	29.11	0.15	0.35	0.50	(0.18)	(1.37)	(1.55)	28.06	1.67	171,495	1.73	1.73	0.53	26
I	30.23	0.46	0.35	0.81	(0.47)	(1.37)	(1.84)	29.20	2.66	3,485,205	0.72	0.72	1.54	26
R3	30.95	0.29	0.36	0.65	(0.28)	(1.37)	(1.65)	29.95	2.05	47,143	1.34	1.34	0.93	26
R4	31.22	0.38	0.36	0.74	(0.37)	(1.37)	(1.74)	30.22	2.33	77,365	1.04	1.04	1.23	26
R5	31.37	0.48	0.37	0.85	(0.47)	(1.37)	(1.84)	30.38	2.68	150,816	0.73	0.73	1.54	26
R6	31.37	0.51	0.37	0.88	(0.50)	(1.37)	(1.87)	30.38	2.78	766,610	0.63	0.63	1.63	26
Y	31.38	0.49	0.36	0.85	(0.48)	(1.37)	(1.85)	30.38	2.68	499,611	0.72	0.71	1.56	26
F	30.20	0.49	0.36	0.85	(0.50)	(1.37)	(1.87)	29.18	2.79	5,303,889	0.63	0.63	1.64	26
For the Year Ended October 31, 2022
A	$34.32	$0.38	$(2.34)	$(1.96)	$(0.33)	$(1.62)	$(1.95)	$30.41	(6.11)%	$4,407,511	0.96%	0.96%	1.18%	18%
C	32.94	0.13	(2.23)	(2.10)	(0.11)	(1.62)	(1.73)	29.11	(6.82)	187,342	1.74	1.74	0.41	18
I	34.12	0.45	(2.31)	(1.86)	(0.41)	(1.62)	(2.03)	30.23	(5.86)	3,883,536	0.72	0.72	1.43	18
R3	34.88	0.26	(2.37)	(2.11)	(0.20)	(1.62)	(1.82)	30.95	(6.45)	54,565	1.34	1.34	0.79	18
R4	35.17	0.36	(2.39)	(2.03)	(0.30)	(1.62)	(1.92)	31.22	(6.16)	93,864	1.04	1.04	1.10	18
R5	35.33	0.46	(2.40)	(1.94)	(0.40)	(1.62)	(2.02)	31.37	(5.88)	233,377	0.73	0.73	1.40	18
R6	35.34	0.50	(2.41)	(1.91)	(0.44)	(1.62)	(2.06)	31.37	(5.80)	632,954	0.63	0.63	1.52	18
Y	35.34	0.48	(2.40)	(1.92)	(0.42)	(1.62)	(2.04)	31.38	(5.82)	714,793	0.73	0.68	1.45	18
F	34.10	0.48	(2.32)	(1.84)	(0.44)	(1.62)	(2.06)	30.20	(5.80)	5,420,063	0.63	0.63	1.52	18
For the Year Ended October 31, 2021
A	$24.26	$0.33	$10.63	$10.96	$(0.33)	$(0.57)	$(0.90)	$34.32	46.01%	$4,733,858	0.97%	0.97%	1.07%	18%
C	23.31	0.09	10.22	10.31	(0.11)	(0.57)	(0.68)	32.94	44.92	169,569	1.75	1.75	0.30	18
I	24.12	0.40	10.58	10.98	(0.41)	(0.57)	(0.98)	34.12	46.39	3,178,645	0.71	0.71	1.30	18
R3	24.65	0.22	10.80	11.02	(0.22)	(0.57)	(0.79)	34.88	45.43	66,751	1.35	1.35	0.70	18
R4	24.84	0.32	10.89	11.21	(0.31)	(0.57)	(0.88)	35.17	45.92	106,561	1.03	1.03	1.01	18
R5	24.95	0.41	10.95	11.36	(0.41)	(0.57)	(0.98)	35.33	46.35	265,832	0.73	0.73	1.30	18
R6	24.95	0.44	10.96	11.40	(0.44)	(0.57)	(1.01)	35.34	46.52	470,425	0.63	0.63	1.37	18
Y	24.95	0.44	10.94	11.38	(0.42)	(0.57)	(0.99)	35.34	46.47	929,283	0.74	0.67	1.38	18
F	24.10	0.43	10.58	11.01	(0.44)	(0.57)	(1.01)	34.10	46.55	4,746,178	0.63	0.63	1.40	18
The Hartford Equity Income Fund
For the Year Ended October 31, 2025
A	$22.07	$0.39	$1.25	$1.64	$(0.40)	$(1.64)	$(2.04)	$21.67	8.07%	$1,851,243	0.97%	0.97%	1.84%	49%
C	21.94	0.23	1.24	1.47	(0.23)	(1.64)	(1.87)	21.54	7.25	72,145	1.75	1.75	1.08	49
I	21.87	0.43	1.23	1.66	(0.44)	(1.64)	(2.08)	21.45	8.29	1,356,362	0.76	0.75	2.06	49
R3	22.14	0.31	1.24	1.55	(0.31)	(1.64)	(1.95)	21.74	7.60	19,822	1.36	1.36	1.45	49
R4	22.18	0.37	1.26	1.63	(0.38)	(1.64)	(2.02)	21.79	7.97	33,773	1.06	1.06	1.78	49
R5	22.35	0.44	1.26	1.70	(0.44)	(1.64)	(2.08)	21.97	8.30	49,484	0.75	0.75	2.07	49
R6	22.43	0.46	1.28	1.74	(0.47)	(1.64)	(2.11)	22.06	8.42	203,098	0.65	0.65	2.16	49
Y	22.44	0.44	1.28	1.72	(0.45)	(1.64)	(2.09)	22.07	8.31	92,262	0.74	0.74	2.08	49
F	21.87	0.45	1.24	1.69	(0.47)	(1.64)	(2.11)	21.45	8.41	1,268,688	0.65	0.65	2.16	49
The accompanying notes are an integral part of these financial statements.

53

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Equity Income Fund – (continued)
For the Year Ended October 31, 2024
A	$19.09	$0.43	$4.08	$4.51	$(0.45)	$(1.08)	$(1.53)	$22.07	24.71%	$1,921,225	0.97%	0.97%	2.10%	35%
C	18.98	0.28	4.04	4.32	(0.28)	(1.08)	(1.36)	21.94	23.77	91,253	1.74	1.74	1.38	35
I	18.92	0.48	4.04	4.52	(0.49)	(1.08)	(1.57)	21.87	25.05	1,443,089	0.75	0.75	2.35	35
R3	19.14	0.36	4.08	4.44	(0.36)	(1.08)	(1.44)	22.14	24.27	25,195	1.36	1.36	1.72	35
R4	19.17	0.42	4.10	4.52	(0.43)	(1.08)	(1.51)	22.18	24.64	41,764	1.06	1.06	2.01	35
R5	19.30	0.49	4.13	4.62	(0.49)	(1.08)	(1.57)	22.35	25.06	52,229	0.75	0.75	2.36	35
R6	19.37	0.51	4.14	4.65	(0.51)	(1.08)	(1.59)	22.43	25.15	198,980	0.65	0.65	2.41	35
Y	19.38	0.49	4.14	4.63	(0.49)	(1.08)	(1.57)	22.44	25.04	110,371	0.73	0.73	2.35	35
F	18.92	0.50	4.04	4.54	(0.51)	(1.08)	(1.59)	21.87	25.17	1,293,326	0.65	0.65	2.43	35
For the Year Ended October 31, 2023
A	$21.83	$0.42	$(0.58)	$(0.16)	$(0.42)	$(2.16)	$(2.58)	$19.09	(1.39)%	$1,724,626	0.98%	0.98%	2.09%	39%
C	21.71	0.27	(0.58)	(0.31)	(0.26)	(2.16)	(2.42)	18.98	(2.13)	105,887	1.74	1.74	1.34	39
I	21.67	0.47	(0.60)	(0.13)	(0.46)	(2.16)	(2.62)	18.92	(1.22)	1,469,700	0.74	0.74	2.32	39
R3	21.88	0.35	(0.59)	(0.24)	(0.34)	(2.16)	(2.50)	19.14	(1.77)	24,626	1.36	1.36	1.71	39
R4	21.91	0.41	(0.59)	(0.18)	(0.40)	(2.16)	(2.56)	19.17	(1.52)	40,821	1.07	1.06	1.99	39
R5	22.05	0.48	(0.61)	(0.13)	(0.46)	(2.16)	(2.62)	19.30	(1.21)	59,722	0.75	0.75	2.33	39
R6	22.12	0.49	(0.60)	(0.11)	(0.48)	(2.16)	(2.64)	19.37	(1.10)	159,606	0.65	0.65	2.38	39
Y	22.12	0.48	(0.60)	(0.12)	(0.46)	(2.16)	(2.62)	19.38	(1.14)	105,278	0.73	0.73	2.34	39
F	21.66	0.49	(0.59)	(0.10)	(0.48)	(2.16)	(2.64)	18.92	(1.08)	1,152,460	0.65	0.65	2.41	39
For the Year Ended October 31, 2022
A	$23.85	$0.42	$(0.38)	$0.04	$(0.40)	$(1.66)	$(2.06)	$21.83	0.12%	$1,876,672	0.97%	0.97%	1.88%	42%
C	23.72	0.24	(0.37)	(0.13)	(0.22)	(1.66)	(1.88)	21.71	(0.64)	133,761	1.75	1.75	1.10	42
I	23.68	0.47	(0.37)	0.10	(0.45)	(1.66)	(2.11)	21.67	0.40	1,546,287	0.74	0.74	2.12	42
R3	23.89	0.34	(0.38)	(0.04)	(0.31)	(1.66)	(1.97)	21.88	(0.25)	28,332	1.36	1.35	1.50	42
R4	23.93	0.41	(0.39)	0.02	(0.38)	(1.66)	(2.04)	21.91	0.02	39,191	1.06	1.06	1.78	42
R5	24.07	0.48	(0.39)	0.09	(0.45)	(1.66)	(2.11)	22.05	0.34	73,876	0.75	0.75	2.10	42
R6	24.13	0.50	(0.38)	0.12	(0.47)	(1.66)	(2.13)	22.12	0.49	98,652	0.65	0.65	2.21	42
Y	24.14	0.48	(0.39)	0.09	(0.45)	(1.66)	(2.11)	22.12	0.36	123,645	0.73	0.73	2.12	42
F	23.68	0.49	(0.38)	0.11	(0.47)	(1.66)	(2.13)	21.66	0.46	1,106,281	0.64	0.64	2.21	42
For the Year Ended October 31, 2021
A	$17.55	$0.34	$6.50	$6.84	$(0.34)	$(0.20)	$(0.54)	$23.85	39.45%	$1,864,492	0.98%	0.98%	1.57%	24%
C	17.46	0.18	6.44	6.62	(0.16)	(0.20)	(0.36)	23.72	38.31	162,393	1.75	1.75	0.85	24
I	17.44	0.39	6.44	6.83	(0.39)	(0.20)	(0.59)	23.68	39.69	1,360,339	0.74	0.74	1.81	24
R3	17.59	0.26	6.50	6.76	(0.26)	(0.20)	(0.46)	23.89	38.83	33,485	1.36	1.35	1.21	24
R4	17.62	0.33	6.50	6.83	(0.32)	(0.20)	(0.52)	23.93	39.25	49,923	1.05	1.05	1.52	24
R5	17.71	0.40	6.55	6.95	(0.39)	(0.20)	(0.59)	24.07	39.75	80,991	0.75	0.75	1.80	24
R6	17.76	0.42	6.56	6.98	(0.41)	(0.20)	(0.61)	24.13	39.82	81,643	0.65	0.65	1.90	24
Y	17.76	0.40	6.57	6.97	(0.39)	(0.20)	(0.59)	24.14	39.77	120,502	0.74	0.73	1.81	24
F	17.44	0.41	6.44	6.85	(0.41)	(0.20)	(0.61)	23.68	39.81	1,141,345	0.65	0.65	1.92	24
The accompanying notes are an integral part of these financial statements.

54

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Growth Opportunities Fund
For the Year Ended October 31, 2025
A	$54.99	$(0.39)	$15.31	$14.92	$—	$—	$—	$69.91	27.13%	$3,534,108	1.08%	1.07%	(0.65)%	107%
C	54.52	(0.86)	15.10	14.24	—	—	—	68.76	26.12	91,006	1.87	1.87	(1.45)	107
I	61.21	(0.29)	17.07	16.78	—	—	—	77.99	27.41	1,379,999	0.84	0.84	(0.43)	107
R3	53.79	(0.60)	14.93	14.33	—	—	—	68.12	26.64	39,341	1.44	1.44	(1.02)	107
R4	60.83	(0.48)	16.93	16.45	—	—	—	77.28	27.04	59,909	1.13	1.13	(0.72)	107
R5	67.29	(0.32)	18.76	18.44	—	—	—	85.73	27.40	9,116	0.85	0.85	(0.43)	107
R6	69.52	(0.24)	19.40	19.16	—	—	—	88.68	27.56	36,054	0.74	0.74	(0.32)	107
Y	69.19	(0.30)	19.30	19.00	—	—	—	88.19	27.46	635,739	0.79	0.79	(0.38)	107
F	61.83	(0.22)	17.26	17.04	—	—	—	78.87	27.56	1,279,476	0.74	0.74	(0.32)	107
For the Year Ended October 31, 2024
A	$35.65	$(0.35)	$19.69	$19.34	$—	$—	$—	$54.99	54.25%	$2,983,874	1.11%(8)	1.10%(8)	(0.72)%	104%
C(9)	35.64	(0.20)	19.08	18.88	—	—	—	54.52	52.97	93,858	1.92 (8)	1.92 (8)	(1.54)	104
I	39.58	(0.26)	21.89	21.63	—	—	—	61.21	54.65	1,208,959	0.87 (8)	0.86 (8)	(0.48)	104
R3	35.00	(0.51)	19.30	18.79	—	—	—	53.79	53.69	31,748	1.48 (8)	1.48 (8)	(1.10)	104
R4	39.46	(0.41)	21.78	21.37	—	—	—	60.83	54.16	53,501	1.16 (8)	1.16 (8)	(0.78)	104
R5	43.51	(0.28)	24.06	23.78	—	—	—	67.29	54.65	8,171	0.87 (8)	0.87 (8)	(0.48)	104
R6	44.92	(0.23)	24.83	24.60	—	—	—	69.52	54.76	31,413	0.77 (8)	0.77 (8)	(0.39)	104
Y	44.74	(0.28)	24.73	24.45	—	—	—	69.19	54.65	114,100	0.84 (8)	0.84 (8)	(0.46)	104
F	39.95	(0.21)	22.09	21.88	—	—	—	61.83	54.77	952,821	0.77 (8)	0.77 (8)	(0.39)	104
For the Year Ended October 31, 2023
A	$30.49	$(0.22)	$5.38	$5.16	$—	$—	$—	$35.65	16.92%	$2,100,921	1.10%	1.09%	(0.64)%	88%
C(9)	30.72	(0.48)	5.40	4.92	—	—	—	35.64	16.02	95,448	1.87	1.87	(1.40)	88
I	33.77	(0.15)	5.96	5.81	—	—	—	39.58	17.20	867,649	0.84	0.84	(0.38)	88
R3	30.04	(0.33)	5.29	4.96	—	—	—	35.00	16.51	30,333	1.44	1.44	(0.98)	88
R4	33.76	(0.26)	5.96	5.70	—	—	—	39.46	16.88	42,910	1.14	1.14	(0.68)	88
R5	37.13	(0.16)	6.54	6.38	—	—	—	43.51	17.18	7,434	0.86	0.86	(0.38)	88
R6	38.28	(0.12)	6.76	6.64	—	—	—	44.92	17.32	31,827	0.74	0.74	(0.27)	88
Y	38.16	(0.13)	6.71	6.58	—	—	—	44.74	17.24	81,918	0.83	0.83	(0.31)	88
F	34.05	(0.11)	6.01	5.90	—	—	—	39.95	17.33	718,884	0.74	0.74	(0.29)	88
For the Year Ended October 31, 2022
A	$62.10	$(0.31)	$(19.34)	$(19.65)	$—	$(11.96)	$(11.96)	$30.49	(38.47)%	$1,981,665	1.09%	1.08%	(0.79)%	95%
C(9)	100.56	(0.64)	(21.36)	(22.00)	—	(47.84)	(47.84)	30.72	(38.93)	130,590	1.85	1.85	(1.58)	95
I	67.29	(0.24)	(21.32)	(21.56)	—	(11.96)	(11.96)	33.77	(38.31)	941,202	0.84	0.84	(0.56)	95
R3	61.55	(0.44)	(19.11)	(19.55)	—	(11.96)	(11.96)	30.04	(38.69)	29,520	1.45	1.45	(1.16)	95
R4	67.45	(0.36)	(21.37)	(21.73)	—	(11.96)	(11.96)	33.76	(38.50)	42,391	1.14	1.14	(0.85)	95
R5	72.75	(0.26)	(23.40)	(23.66)	—	(11.96)	(11.96)	37.13	(38.33)	13,784	0.85	0.85	(0.56)	95
R6	74.55	(0.22)	(24.09)	(24.31)	—	(11.96)	(11.96)	38.28	(38.26)	39,511	0.74	0.74	(0.45)	95
Y	74.41	(0.26)	(24.03)	(24.29)	—	(11.96)	(11.96)	38.16	(38.32)	333,299	0.84	0.84	(0.54)	95
F	67.69	(0.19)	(21.49)	(21.68)	—	(11.96)	(11.96)	34.05	(38.25)	696,706	0.74	0.74	(0.44)	95
The accompanying notes are an integral part of these financial statements.

55

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Growth Opportunities Fund – (continued)
For the Year Ended October 31, 2021
A	$54.65	$(0.47)	$15.83	$15.36	$—	$(7.91)	$(7.91)	$62.10	30.45%	$3,650,083	1.07%	1.06%	(0.80)%	87%
C(9)	105.88	(1.52)	27.84	26.32	—	(31.64)	(31.64)	100.56	29.47	321,097	1.83	1.83	(1.57)	87
I	58.51	(0.36)	17.05	16.69	—	(7.91)	(7.91)	67.29	30.75	2,124,160	0.82	0.82	(0.56)	87
R3	54.41	(0.68)	15.73	15.05	—	(7.91)	(7.91)	61.55	29.96	51,824	1.45	1.44	(1.18)	87
R4	58.79	(0.56)	17.13	16.57	—	(7.91)	(7.91)	67.45	30.36	76,404	1.14	1.14	(0.88)	87
R5	62.69	(0.39)	18.36	17.97	—	(7.91)	(7.91)	72.75	30.74	25,000	0.84	0.84	(0.58)	87
R6	64.01	(0.34)	18.79	18.45	—	(7.91)	(7.91)	74.55	30.87	72,428	0.74	0.74	(0.49)	87
Y	63.96	(0.40)	18.76	18.36	—	(7.91)	(7.91)	74.41	30.74	565,204	0.84	0.83	(0.57)	87
F	58.77	(0.31)	17.14	16.83	—	(7.91)	(7.91)	67.69	30.87	1,197,268	0.73	0.73	(0.48)	87
The Hartford Healthcare Fund
For the Year Ended October 31, 2025
A	$39.24	$(0.09)	$(0.16)	$(0.25)	$(0.07)	$(1.90)	$(1.97)	$37.02	(0.53)%	$514,435	1.32%	1.32%	(0.26)%	49%
C	27.06	(0.25)	(0.14)	(0.39)	—	(1.90)	(1.90)	24.77	(1.35)	17,619	2.12	2.12	(1.07)	49
I	42.90	0.00 (6)	(0.16)	(0.16)	(0.17)	(1.90)	(2.07)	40.67	(0.25)	202,997	1.05	1.05	0.01	49
R3	39.87	(0.21)	(0.17)	(0.38)	—	(1.90)	(1.90)	37.59	(0.87)	15,751	1.66	1.66	(0.60)	49
R4	43.71	(0.12)	(0.17)	(0.29)	—	(1.90)	(1.90)	41.52	(0.58)	8,077	1.35	1.35	(0.30)	49
R5	47.43	(0.00)(6)	(0.19)	(0.19)	(0.07)	(1.90)	(1.97)	45.27	(0.29)	1,266	1.06	1.06	(0.01)	49
R6	48.57	0.05	(0.18)	(0.13)	(0.21)	(1.90)	(2.11)	46.33	(0.15)	5,355	0.94	0.94	0.11	49
Y	48.33	(0.02)	(0.16)	(0.18)	(0.15)	(1.90)	(2.05)	46.10	(0.27)	11,189	1.05	1.05	(0.04)	49
F	43.29	0.04	(0.16)	(0.12)	(0.22)	(1.90)	(2.12)	41.05	(0.15)	22,733	0.94	0.94	0.11	49
For the Year Ended October 31, 2024
A	$32.57	$(0.14)	$6.81	$6.67	$—	$—	$—	$39.24	20.48%	$659,350	1.28%	1.28%	(0.36)%	40%
C	22.64	(0.30)	4.72	4.42	—	—	—	27.06	19.52	33,212	2.07	2.07	(1.12)	40
I	35.52	(0.04)	7.42	7.38	—	—	—	42.90	20.78	246,729	1.02	1.02	(0.09)	40
R3	33.21	(0.27)	6.93	6.66	—	—	—	39.87	20.05	19,135	1.62	1.62	(0.70)	40
R4	36.29	(0.16)	7.58	7.42	—	—	—	43.71	20.45	11,389	1.31	1.31	(0.38)	40
R5	39.27	(0.05)	8.21	8.16	—	—	—	47.43	20.78	4,896	1.03	1.03	(0.11)	40
R6	40.18	0.08	8.31	8.39	—	—	—	48.57	20.88	6,512	0.92	0.92	0.17	40
Y	40.01	(0.04)	8.36	8.32	—	—	—	48.33	20.79	31,519	1.03	1.03	(0.09)	40
F	35.80	0.00 (6)	7.49	7.49	—	—	—	43.29	20.92	29,480	0.92	0.92	0.01	40
For the Year Ended October 31, 2023
A	$34.67	$(0.08)	$(1.66)	$(1.74)	$—	$(0.36)	$(0.36)	$32.57	(5.11)%	$619,717	1.27%	1.27%	(0.24)%	32%
C	24.39	(0.24)	(1.15)	(1.39)	—	(0.36)	(0.36)	22.64	(5.84)	47,481	2.05	2.05	(1.00)	32
I	37.68	0.01	(1.81)	(1.80)	—	(0.36)	(0.36)	35.52	(4.86)	246,362	1.01	1.01	0.03	32
R3	35.46	(0.21)	(1.68)	(1.89)	—	(0.36)	(0.36)	33.21	(5.45)	20,093	1.62	1.62	(0.58)	32
R4	38.59	(0.10)	(1.84)	(1.94)	—	(0.36)	(0.36)	36.29	(5.14)	12,466	1.29	1.29	(0.26)	32
R5	41.63	0.02	(2.02)	(2.00)	—	(0.36)	(0.36)	39.27	(4.88)	5,008	1.02	1.02	0.04	32
R6	42.53	0.05	(2.04)	(1.99)	—	(0.36)	(0.36)	40.18	(4.77)	50,786	0.91	0.91	0.13	32
Y	42.40	0.01	(2.04)	(2.03)	—	(0.36)	(0.36)	40.01	(4.88)	42,815	1.01	1.01	0.02	32
F	37.93	0.05	(1.82)	(1.77)	—	(0.36)	(0.36)	35.80	(4.77)	27,600	0.91	0.91	0.13	32
The accompanying notes are an integral part of these financial statements.

56

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Healthcare Fund – (continued)
For the Year Ended October 31, 2022
A	$44.57	$(0.10)	$(5.43)	$(5.53)	$—	$(4.37)	$(4.37)	$34.67	(13.39)%	$710,176	1.26%	1.26%	(0.27)%	33%
C	32.92	(0.27)	(3.89)	(4.16)	—	(4.37)	(4.37)	24.39	(14.05)	84,595	2.03	2.03	(1.04)	33
I	47.93	(0.00)(6)	(5.88)	(5.88)	—	(4.37)	(4.37)	37.68	(13.16)	329,897	1.00	1.00	(0.01)	33
R3	45.63	(0.23)	(5.57)	(5.80)	—	(4.37)	(4.37)	35.46	(13.70)	24,849	1.61	1.61	(0.62)	33
R4	49.12	(0.13)	(6.03)	(6.16)	—	(4.37)	(4.37)	38.59	(13.44)	16,006	1.30	1.30	(0.31)	33
R5	52.49	(0.01)	(6.48)	(6.49)	—	(4.37)	(4.37)	41.63	(13.18)	10,102	1.01	1.01	(0.02)	33
R6	53.47	(0.02)	(6.55)	(6.57)	—	(4.37)	(4.37)	42.53	(13.08)	55,392	0.90	0.90	(0.05)	33
Y	53.38	0.00 (6)	(6.61)	(6.61)	—	(4.37)	(4.37)	42.40	(13.19)	52,172	1.00	1.00	0.01	33
F	48.18	0.04	(5.92)	(5.88)	—	(4.37)	(4.37)	37.93	(13.09)	34,909	0.90	0.90	0.09	33
For the Year Ended October 31, 2021
A	$40.91	$(0.15)	$8.98	$8.83	$—	$(5.17)	$(5.17)	$44.57	22.88%	$883,719	1.25%	1.24%	(0.36)%	51%
C	31.63	(0.36)	6.82	6.46	—	(5.17)	(5.17)	32.92	21.98	134,574	2.01	2.01	(1.12)	51
I	43.53	(0.04)	9.61	9.57	—	(5.17)	(5.17)	47.93	23.23	463,673	0.98	0.98	(0.10)	51
R3	41.90	(0.31)	9.21	8.90	—	(5.17)	(5.17)	45.63	22.46	32,550	1.59	1.59	(0.70)	51
R4	44.63	(0.19)	9.85	9.66	—	(5.17)	(5.17)	49.12	22.83	25,818	1.29	1.29	(0.40)	51
R5	47.24	(0.06)	10.48	10.42	—	(5.17)	(5.17)	52.49	23.21	12,933	1.00	1.00	(0.11)	51
R6	47.99	(0.00)(6)	10.65	10.65	—	(5.17)	(5.17)	53.47	23.33	6,091	0.89	0.89	(0.00)(7)	51
Y	47.95	(0.05)	10.65	10.60	—	(5.17)	(5.17)	53.38	23.24	122,793	0.99	0.98	(0.09)	51
F	43.70	(0.00)(6)	9.65	9.65	—	(5.17)	(5.17)	48.18	23.34	46,477	0.89	0.89	(0.00)(7)	51
The Hartford MidCap Fund
For the Year Ended October 31, 2025
A	$26.13	$(0.14)	$1.37	$1.23	$—	$(1.67)	$(1.67)	$25.69	4.43%	$1,742,535	1.13%	1.12%	(0.54)%	81%
C	26.35	(0.34)	1.37	1.03	—	(1.67)	(1.67)	25.71	3.59	56,872	1.91	1.91	(1.33)	81
I	27.89	(0.08)	1.46	1.38	—	(1.67)	(1.67)	27.60	4.70	648,172	0.86	0.86	(0.28)	81
R3	30.37	(0.27)	1.58	1.31	—	(1.67)	(1.67)	30.01	4.06	41,723	1.48	1.48	(0.89)	81
R4	32.91	(0.19)	1.71	1.52	—	(1.67)	(1.67)	32.76	4.40	29,715	1.17	1.17	(0.59)	81
R5	34.94	(0.10)	1.81	1.71	—	(1.67)	(1.67)	34.98	4.70	30,880	0.86	0.86	(0.28)	81
R6	35.68	(0.06)	1.84	1.78	—	(1.67)	(1.67)	35.79	4.80	162,353	0.76	0.76	(0.17)	81
Y	35.51	(0.10)	1.83	1.73	—	(1.67)	(1.67)	35.57	4.68	101,850	0.86	0.86	(0.29)	81
F	28.14	(0.05)	1.47	1.42	—	(1.67)	(1.67)	27.89	4.81	1,474,555	0.76	0.76	(0.18)	81
For the Year Ended October 31, 2024
A	$21.67	$(0.16)	$5.21	$5.05	$—	$(0.59)	$(0.59)	$26.13	23.56%	$2,032,564	1.11%	1.11%	(0.62)%	51%
C(10)	22.56	(0.19)	4.57	4.38	—	(0.59)	(0.59)	26.35	22.49	98,029	1.92	1.92	(1.42)	51
I	23.04	(0.09)	5.53	5.44	—	(0.59)	(0.59)	27.89	23.86	884,230	0.84	0.84	(0.35)	51
R3	25.19	(0.29)	6.06	5.77	—	(0.59)	(0.59)	30.37	23.12	53,640	1.47	1.47	(0.97)	51
R4	27.18	(0.21)	6.53	6.32	—	(0.59)	(0.59)	32.91	23.50	42,977	1.17	1.14	(0.64)	51
R5	28.74	(0.12)	6.91	6.79	—	(0.59)	(0.59)	34.94	23.83	39,298	0.86	0.86	(0.37)	51
R6	29.30	(0.09)	7.06	6.97	—	(0.59)	(0.59)	35.68	23.99	321,761	0.75	0.75	(0.25)	51
Y	29.19	(0.12)	7.03	6.91	—	(0.59)	(0.59)	35.51	23.87	203,510	0.86	0.86	(0.36)	51
F	23.22	(0.07)	5.58	5.51	—	(0.59)	(0.59)	28.14	23.98	1,735,526	0.75	0.75	(0.26)	51
The accompanying notes are an integral part of these financial statements.

57

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Fund – (continued)
For the Year Ended October 31, 2023
A	$24.51	$(0.10)	$(0.49)	$(0.59)	$—	$(2.25)	$(2.25)	$21.67	(3.04)%	$1,934,771	1.11%	1.11%	(0.43)%	35%
C(10)	27.76	(0.30)	(0.40)	(0.70)	—	(4.50)	(4.50)	22.56	(3.74)	132,668	1.88	1.88	(1.18)	35
I	25.85	(0.04)	(0.52)	(0.56)	—	(2.25)	(2.25)	23.04	(2.75)	1,041,241	0.83	0.83	(0.14)	35
R3	28.24	(0.22)	(0.58)	(0.80)	—	(2.25)	(2.25)	25.19	(3.41)	51,787	1.47	1.46	(0.78)	35
R4	30.20	(0.13)	(0.64)	(0.77)	—	(2.25)	(2.25)	27.18	(3.06)	52,865	1.16	1.14	(0.44)	35
R5	31.72	(0.05)	(0.68)	(0.73)	—	(2.25)	(2.25)	28.74	(2.77)	59,432	0.84	0.84	(0.14)	35
R6	32.27	(0.02)	(0.70)	(0.72)	—	(2.25)	(2.25)	29.30	(2.69)	435,508	0.75	0.75	(0.05)	35
Y	32.19	(0.04)	(0.71)	(0.75)	—	(2.25)	(2.25)	29.19	(2.80)	288,853	0.85	0.83	(0.14)	35
F	26.02	(0.02)	(0.53)	(0.55)	—	(2.25)	(2.25)	23.22	(2.69)	1,653,322	0.75	0.75	(0.06)	35
For the Year Ended October 31, 2022
A	$37.01	$(0.10)	$(8.08)	$(8.18)	$(0.16)	$(4.16)	$(4.32)	$24.51	(24.83)%	$2,303,790	1.09%	1.09%	(0.35)%	44%
C(10)	45.78	(0.38)	(9.24)	(9.62)	(0.08)	(8.32)	(8.40)	27.76	(25.38)	208,963	1.86	1.86	(1.14)	44
I	38.77	(0.04)	(8.49)	(8.53)	(0.23)	(4.16)	(4.39)	25.85	(24.63)	1,712,201	0.87	0.86	(0.12)	44
R3	41.94	(0.23)	(9.31)	(9.54)	—	(4.16)	(4.16)	28.24	(25.08)	61,073	1.46	1.45	(0.71)	44
R4	44.51	(0.15)	(9.91)	(10.06)	(0.09)	(4.16)	(4.25)	30.20	(24.83)	86,083	1.16	1.14	(0.42)	44
R5	46.54	(0.06)	(10.38)	(10.44)	(0.22)	(4.16)	(4.38)	31.72	(24.62)	93,005	0.86	0.86	(0.15)	44
R6	47.29	(0.03)	(10.55)	(10.58)	(0.28)	(4.16)	(4.44)	32.27	(24.56)	758,617	0.74	0.74	(0.08)	44
Y	47.18	(0.04)	(10.53)	(10.57)	(0.26)	(4.16)	(4.42)	32.19	(24.58)	438,595	0.84	0.79	(0.10)	44
F	39.01	(0.00)(6)	(8.55)	(8.55)	(0.28)	(4.16)	(4.44)	26.02	(24.56)	1,937,017	0.74	0.74	(0.00)(7)	44
For the Year Ended October 31, 2021
A	$30.63	$0.10	$10.24	$10.34	$—	$(3.96)	$(3.96)	$37.01	35.51%	$3,446,674	1.08%	1.08%	0.28%	28%
C(10)	40.68	(0.24)	13.26	13.02	—	(7.92)	(7.92)	45.78	34.49	381,566	1.84	1.84	(0.52)	28
I	31.87	0.20	10.66	10.86	—	(3.96)	(3.96)	38.77	35.79	3,960,713	0.86	0.85	0.53	28
R3	34.38	(0.05)	11.57	11.52	—	(3.96)	(3.96)	41.94	35.03	100,113	1.45	1.45	(0.12)	28
R4	36.18	0.08	12.21	12.29	—	(3.96)	(3.96)	44.51	35.45	189,348	1.15	1.13	0.18	28
R5	37.58	0.23	12.69	12.92	—	(3.96)	(3.96)	46.54	35.84	319,470	0.83	0.83	0.52	28
R6	38.09	0.26	12.90	13.16	—	(3.96)	(3.96)	47.29	36.00	1,659,582	0.74	0.74	0.57	28
Y	38.02	0.24	12.88	13.12	—	(3.96)	(3.96)	47.18	35.96	970,296	0.84	0.77	0.52	28
F	32.00	0.23	10.74	10.97	—	(3.96)	(3.96)	39.01	36.01	2,898,529	0.74	0.74	0.61	28
The Hartford MidCap Value Fund
For the Year Ended October 31, 2025
A	$17.66	$0.12	$0.10 (11)	$0.22	$(0.12)	$(2.03)	$(2.15)	$15.73	0.90%	$407,369	1.13%	1.13%	0.76%	192%
C	12.70	(0.01)	0.08 (11)	0.07	(0.03)	(2.03)	(2.06)	10.71	(0.04)	2,652	1.97	1.97	(0.07)	192
I	17.95	0.18	0.09 (11)	0.27	(0.16)	(2.03)	(2.19)	16.03	1.21	172,322	0.80	0.80	1.17	192
R3	18.90	0.07	0.10 (11)	0.17	(0.06)	(2.03)	(2.09)	16.98	0.53	6,818	1.47	1.47	0.41	192
R4	19.59	0.13	0.10 (11)	0.23	(0.10)	(2.03)	(2.13)	17.69	0.84	4,635	1.17	1.17	0.73	192
R5	19.99	0.19	0.09 (11)	0.28	(0.16)	(2.03)	(2.19)	18.08	1.12	2,362	0.87	0.87	1.03	192
R6	17.96	0.18	0.10 (11)	0.28	(0.18)	(2.03)	(2.21)	16.03	1.26	3,825	0.75	0.75	1.14	192
Y	20.05	0.19	0.10 (11)	0.29	(0.16)	(2.03)	(2.19)	18.15	1.17	6,153	0.86	0.86	1.02	192
F	17.96	0.18	0.10 (11)	0.28	(0.18)	(2.03)	(2.21)	16.03	1.25	517,956	0.75	0.75	1.14	192
The accompanying notes are an integral part of these financial statements.

58

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Value Fund – (continued)
For the Year Ended October 31, 2024
A	$14.57	$0.14	$4.06	$4.20	$(0.10)	$(1.01)	$(1.11)	$17.66	30.09%	$444,392	1.14%	1.14%	0.85%	132%
C	10.75	0.01	2.96	2.97	(0.01)	(1.01)	(1.02)	12.70	29.09	4,206	1.95	1.95	0.05	132
I	14.79	0.19	4.13	4.32	(0.15)	(1.01)	(1.16)	17.95	30.46	42,207	0.87	0.87	1.13	132
R3	15.52	0.09	4.35	4.44	(0.05)	(1.01)	(1.06)	18.90	29.70	7,316	1.48	1.48	0.51	132
R4	16.02	0.15	4.50	4.65	(0.07)	(1.01)	(1.08)	19.59	30.13	5,007	1.18	1.18	0.82	132
R5	16.35	0.21	4.58	4.79	(0.14)	(1.01)	(1.15)	19.99	30.46	2,614	0.88	0.88	1.11	132
R6	14.80	0.12	4.21	4.33	(0.16)	(1.01)	(1.17)	17.96	30.56	3,853	0.76	0.76	0.68	132
Y	16.40	0.21	4.59	4.80	(0.14)	(1.01)	(1.15)	20.05	30.42	7,591	0.87	0.87	1.14	132
F	14.80	0.21	4.12	4.33	(0.16)	(1.01)	(1.17)	17.96	30.56	537,796	0.76	0.76	1.23	132
For the Year Ended October 31, 2023
A	$16.14	$0.09	$(0.03)	$0.06	$(0.05)	$(1.58)	$(1.63)	$14.57	0.04%	$367,294	1.16%	1.16%	0.56%	84%
C	12.36	(0.03)	—	(0.03)	—	(1.58)	(1.58)	10.75	(0.75)	5,019	1.95	1.95	(0.22)	84
I	16.36	0.13	(0.03)	0.10	(0.09)	(1.58)	(1.67)	14.79	0.35	39,690	0.87	0.87	0.85	84
R3	17.10	0.04	(0.04)	—	—	(1.58)	(1.58)	15.52	(0.33)	5,694	1.48	1.48	0.24	84
R4	17.59	0.09	(0.04)	0.05	(0.04)	(1.58)	(1.62)	16.02	(0.04)	4,366	1.18	1.18	0.51	84
R5	17.91	0.15	(0.04)	0.11	(0.09)	(1.58)	(1.67)	16.35	0.33	1,959	0.88	0.88	0.84	84
R6	16.37	0.14	(0.02)	0.12	(0.11)	(1.58)	(1.69)	14.80	0.44	107	0.77	0.77	0.90	84
Y	17.96	0.15	(0.05)	0.10	(0.08)	(1.58)	(1.66)	16.40	0.35	6,527	0.87	0.87	0.85	84
F	16.37	0.15	(0.03)	0.12	(0.11)	(1.58)	(1.69)	14.80	0.43	449,999	0.77	0.77	0.95	84
For the Year Ended October 31, 2022
A	$18.14	$0.05	$(0.75)	$(0.70)	$(0.01)	$(1.29)	$(1.30)	$16.14	(4.34)%	$368,040	1.16%	1.16%	0.28%	85%
C	14.28	(0.07)	(0.56)	(0.63)	—	(1.29)	(1.29)	12.36	(5.07)	7,041	1.95	1.95	(0.51)	85
I	18.36	0.10	(0.75)	(0.65)	(0.06)	(1.29)	(1.35)	16.36	(4.01)	37,582	0.86	0.86	0.61	85
R3	19.18	(0.01)	(0.78)	(0.79)	—	(1.29)	(1.29)	17.10	(4.58)	6,108	1.49	1.48	(0.04)	85
R4	19.64	0.05	(0.81)	(0.76)	—	(1.29)	(1.29)	17.59	(4.31)	9,121	1.18	1.18	0.26	85
R5	19.97	0.10	(0.82)	(0.72)	(0.05)	(1.29)	(1.34)	17.91	(4.03)	2,020	0.89	0.89	0.55	85
R6 (12)	15.38	0.03	0.96 (11)	0.99	—	—	—	16.37	6.47 (13)	11	0.77 (14)	0.77 (14)	0.50 (14)	85
Y	20.02	0.11	(0.83)	(0.72)	(0.05)	(1.29)	(1.34)	17.96	(4.03)	7,814	0.87	0.87	0.55	85
F	18.37	0.11	(0.75)	(0.64)	(0.07)	(1.29)	(1.36)	16.37	(3.94)	449,385	0.77	0.77	0.68	85
For the Year Ended October 31, 2021
A	$12.21	$(0.00)(6)	$5.97	$5.97	$(0.04)	$—	$(0.04)	$18.14	48.99%	$363,955	1.18%	1.18%	0.03%	57%
C	9.66	(0.09)	4.71	4.62	—	—	—	14.28	47.83	8,931	1.96	1.96	(0.73)	57
I	12.36	0.06	6.02	6.08	(0.08)	—	(0.08)	18.36	49.39	25,307	0.85	0.85	0.36	57
R3	12.91	(0.05)	6.32	6.27	—	—	—	19.18	48.57	6,973	1.49	1.49	(0.28)	57
R4	13.21	(0.00)(6)	6.46	6.46	(0.03)	—	(0.03)	19.64	48.99	10,502	1.19	1.19	0.02	57
R5	13.44	0.06	6.56	6.62	(0.09)	—	(0.09)	19.97	49.39	2,142	0.89	0.89	0.31	57
Y	13.47	0.06	6.58	6.64	(0.09)	—	(0.09)	20.02	49.49	15,307	0.88	0.88	0.32	57
F	12.36	0.07	6.04	6.11	(0.10)	—	(0.10)	18.37	49.64	442,227	0.77	0.77	0.43	57
The accompanying notes are an integral part of these financial statements.

59

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders US MidCap Opportunities Fund
For the Year Ended October 31, 2025
A	$19.57	$0.03	$1.10	$1.13	$(0.03)	$(1.59)	$(1.62)	$19.08	5.74%	$212,278	1.16%	1.16%	0.15%	62%
C	19.23	(0.11)	1.08	0.97	—	(1.59)	(1.59)	18.61	4.94	16,908	1.92	1.92	(0.59)	62
I	20.64	0.08	1.17	1.25	(0.07)	(1.59)	(1.66)	20.23	6.04	476,687	0.91	0.91	0.40	62
R3	19.96	(0.04)	1.13	1.09	—	(1.59)	(1.59)	19.46	5.39	1,870	1.52	1.52	(0.21)	62
R4	20.43	0.02	1.16	1.18	(0.01)	(1.59)	(1.60)	20.01	5.72	623	1.22	1.22	0.08	62
R5	20.60	0.08	1.17	1.25	(0.07)	(1.59)	(1.66)	20.19	6.03	987	0.92	0.92	0.39	62
Y	20.63	0.08	1.17	1.25	(0.07)	(1.59)	(1.66)	20.22	6.03	45,485	0.91	0.91	0.41	62
F	20.66	0.10	1.17	1.27	(0.09)	(1.59)	(1.68)	20.25	6.14	140,817	0.80	0.80	0.51	62
SDR	20.71	0.10	1.17	1.27	(0.09)	(1.59)	(1.68)	20.30	6.12	62,873	0.80	0.80	0.50	62
For the Year Ended October 31, 2024
A	$15.26	$0.06	$4.52	$4.58	$(0.05)	$(0.22)	$(0.27)	$19.57	30.29%	$177,860	1.16%	1.16%	0.32%	48%
C	15.07	(0.07)	4.45	4.38	—	(0.22)	(0.22)	19.23	29.32	34,455	1.91	1.91	(0.42)	48
I	16.08	0.11	4.75	4.86	(0.08)	(0.22)	(0.30)	20.64	30.58	550,887	0.91	0.90	0.58	48
R3	15.58	(0.00)(6)	4.60	4.60	—	(0.22)	(0.22)	19.96	29.78	1,799	1.52	1.52	(0.00)(7)	48
R4	15.93	0.05	4.71	4.76	(0.04)	(0.22)	(0.26)	20.43	30.17	502	1.22	1.22	0.27	48
R5	16.05	0.11	4.74	4.85	(0.08)	(0.22)	(0.30)	20.60	30.54	767	0.92	0.92	0.56	48
Y	16.06	0.11	4.76	4.87	(0.08)	(0.22)	(0.30)	20.63	30.65	56,661	0.91	0.91	0.59	48
F	16.09	0.13	4.76	4.89	(0.10)	(0.22)	(0.32)	20.66	30.73	138,758	0.81	0.81	0.68	48
SDR	16.12	0.13	4.78	4.91	(0.10)	(0.22)	(0.32)	20.71	30.80	58,637	0.81	0.81	0.67	48
For the Year Ended October 31, 2023
A	$15.92	$0.07	$(0.23)	$(0.16)	$(0.04)	$(0.46)	$(0.50)	$15.26	(1.12)%	$121,123	1.17%	1.17%	0.41%	34%
C	15.80	(0.05)	(0.22)	(0.27)	—	(0.46)	(0.46)	15.07	(1.85)	32,530	1.91	1.91	(0.31)	34
I	16.74	0.12	(0.24)	(0.12)	(0.08)	(0.46)	(0.54)	16.08	(0.84)	441,958	0.90	0.90	0.68	34
R3	16.26	0.01	(0.23)	(0.22)	—	(0.46)	(0.46)	15.58	(1.41)	1,742	1.53	1.53	0.07	34
R4	16.58	0.07	(0.23)	(0.16)	(0.03)	(0.46)	(0.49)	15.93	(1.10)	585	1.23	1.16	0.43	34
R5	16.71	0.11	(0.24)	(0.13)	(0.07)	(0.46)	(0.53)	16.05	(0.86)	592	0.93	0.93	0.63	34
Y	16.72	0.12	(0.25)	(0.13)	(0.07)	(0.46)	(0.53)	16.06	(0.86)	61,122	0.92	0.92	0.67	34
F	16.75	0.13	(0.24)	(0.11)	(0.09)	(0.46)	(0.55)	16.09	(0.74)	107,400	0.81	0.81	0.77	34
SDR	16.79	0.13	(0.25)	(0.12)	(0.09)	(0.46)	(0.55)	16.12	(0.81)	37,635	0.81	0.81	0.77	34
For the Year Ended October 31, 2022
A	$20.63	$0.03	$(1.84)	$(1.81)	$—	$(2.90)	$(2.90)	$15.92	(10.46)%	$107,826	1.17%	1.17%	0.20%	42%
C	20.64	(0.09)	(1.85)	(1.94)	—	(2.90)	(2.90)	15.80	(11.16)	41,486	1.91	1.91	(0.54)	42
I	21.52	0.08	(1.94)	(1.86)	(0.02)	(2.90)	(2.92)	16.74	(10.25)	397,914	0.89	0.89	0.47	42
R3	21.07	(0.03)	(1.88)	(1.91)	—	(2.90)	(2.90)	16.26	(10.75)	1,820	1.52	1.52	(0.15)	42
R4	21.37	0.04	(1.93)	(1.89)	—	(2.90)	(2.90)	16.58	(10.47)	564	1.22	1.16	0.22	42
R5	21.47	0.08	(1.93)	(1.85)	(0.01)	(2.90)	(2.91)	16.71	(10.22)	309	0.92	0.92	0.42	42
Y	21.50	0.08	(1.95)	(1.87)	(0.01)	(2.90)	(2.91)	16.72	(10.29)	60,674	0.91	0.91	0.45	42
F	21.53	0.10	(1.95)	(1.85)	(0.03)	(2.90)	(2.93)	16.75	(10.18)	88,436	0.80	0.80	0.57	42
SDR	21.56	0.10	(1.94)	(1.84)	(0.03)	(2.90)	(2.93)	16.79	(10.12)	34,340	0.81	0.81	0.56	42
The accompanying notes are an integral part of these financial statements.

60

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders US MidCap Opportunities Fund – (continued)
For the Year Ended October 31, 2021
A	$14.57	$(0.02)	$6.09	$6.07	$(0.01)	$—	$(0.01)	$20.63	41.71%	$106,982	1.16%	1.16%	(0.10)%	47%
C	14.67	(0.16)	6.13	5.97	—	—	—	20.64	40.70	54,795	1.90	1.90	(0.84)	47
I	15.19	0.03	6.36	6.39	(0.06)	—	(0.06)	21.52	42.13	457,621	0.89	0.89	0.17	47
R3	14.92	(0.09)	6.24	6.15	—	—	—	21.07	41.22	2,157	1.52	1.52	(0.46)	47
R4	15.08	(0.02)	6.31	6.29	—	—	—	21.37	41.71	856	1.22	1.17	(0.11)	47
R5	15.16	0.03	6.33	6.36	(0.05)	—	(0.05)	21.47	42.03	874	0.92	0.92	0.17	47
Y	15.18	0.03	6.34	6.37	(0.05)	—	(0.05)	21.50	42.05	82,958	0.91	0.91	0.15	47
F	15.20	0.05	6.35	6.40	(0.07)	—	(0.07)	21.53	42.23	83,647	0.80	0.80	0.26	47
SDR	15.23	0.05	6.35	6.40	(0.07)	—	(0.07)	21.56	42.14	51,180	0.80	0.80	0.26	47
Hartford Schroders US Small Cap Opportunities Fund
For the Year Ended October 31, 2025
A	$29.30	$(0.07)	$2.04	$1.97	$—	$(1.98)	$(1.98)	$29.29	6.46%	$30,313	1.43%	1.35%	(0.24)%	44%
C	28.88	(0.27)	1.99	1.72	—	(1.98)	(1.98)	28.62	5.64	2,900	2.21	2.10	(0.98)	44
I	31.40	0.00 (6)	2.18	2.18	—	(1.98)	(1.98)	31.60	6.71	107,372	1.13	1.10	0.01	44
R3	30.24	(0.16)	2.10	1.94	—	(1.98)	(1.98)	30.20	6.14	1,117	1.74	1.65	(0.54)	44
R4	30.95	(0.08)	2.15	2.07	—	(1.98)	(1.98)	31.04	6.43	620	1.44	1.35	(0.25)	44
R5	31.39	0.02	2.18	2.20	—	(1.98)	(1.98)	31.61	6.78	261	1.14	1.05	0.05	44
Y	31.42	0.02	2.18	2.20	—	(1.98)	(1.98)	31.64	6.77	8,601	1.13	1.05	0.06	44
F	31.53	0.05	2.19	2.24	—	(1.98)	(1.98)	31.79	6.88	13,529	1.03	0.95	0.16	44
SDR	31.57	0.07	2.18	2.25	—	(1.98)	(1.98)	31.84	6.90	11,451	1.03	0.95	0.22	44
For the Year Ended October 31, 2024
A	$22.75	$(0.07)	$6.62	$6.55	$—	$—	$—	$29.30	28.79%	$31,604	1.40%	1.35%	(0.24)%	50%
C	22.59	(0.27)	6.56	6.29	—	—	—	28.88	27.84	4,519	2.16	2.10	(0.98)	50
I	24.34	0.01	7.07	7.08	(0.02)	—	(0.02)	31.40	29.11	130,280	1.10	1.10	0.02	50
R3	23.55	(0.15)	6.84	6.69	—	—	—	30.24	28.41	1,226	1.72	1.65	(0.54)	50
R4	24.03	(0.07)	6.99	6.92	—	—	—	30.95	28.80	493	1.42	1.35	(0.24)	50
R5	24.33	0.03	7.07	7.10	(0.04)	—	(0.04)	31.39	29.19	233	1.12	1.05	0.09	50
Y	24.35	0.03	7.08	7.11	(0.04)	—	(0.04)	31.42	29.20	8,710	1.11	1.05	0.10	50
F	24.44	0.05	7.11	7.16	(0.07)	—	(0.07)	31.53	29.31	14,280	1.00	0.95	0.16	50
SDR	24.47	0.04	7.13	7.17	(0.07)	—	(0.07)	31.57	29.31	62,391	1.00	0.95	0.13	50
For the Year Ended October 31, 2023
A	$26.06	$(0.02)	$(3.07)	$(3.09)	$—	$(0.22)	$(0.22)	$22.75	(11.94)%	$27,434	1.39%	1.35%	(0.08)%	42%
C	26.07	(0.21)	(3.05)	(3.26)	—	(0.22)	(0.22)	22.59	(12.59)	4,529	2.14	2.10	(0.83)	42
I	27.79	0.05	(3.28)	(3.23)	—	(0.22)	(0.22)	24.34	(11.70)	156,580	1.09	1.09	0.17	42
R3	27.05	(0.11)	(3.17)	(3.28)	—	(0.22)	(0.22)	23.55	(12.21)	1,234	1.71	1.65	(0.39)	42
R4	27.51	(0.02)	(3.24)	(3.26)	—	(0.22)	(0.22)	24.03	(11.93)	578	1.41	1.35	(0.08)	42
R5	27.77	0.06	(3.28)	(3.22)	—	(0.22)	(0.22)	24.33	(11.67)	640	1.11	1.05	0.21	42
Y	27.79	0.06	(3.28)	(3.22)	—	(0.22)	(0.22)	24.35	(11.66)	26,336	1.10	1.05	0.22	42
F	27.87	0.09	(3.30)	(3.21)	—	(0.22)	(0.22)	24.44	(11.59)	13,531	0.99	0.95	0.32	42
SDR	27.90	0.09	(3.30)	(3.21)	—	(0.22)	(0.22)	24.47	(11.58)	25,262	1.00	0.95	0.32	42
The accompanying notes are an integral part of these financial statements.

61

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders US Small Cap Opportunities Fund – (continued)
For the Year Ended October 31, 2022
A	$33.48	$(0.08)	$(3.65)	$(3.73)	$—	$(3.69)	$(3.69)	$26.06	(12.56)%	$32,403	1.37%	1.35%	(0.30)%	38%
C	33.73	(0.29)	(3.68)	(3.97)	—	(3.69)	(3.69)	26.07	(13.24)	6,440	2.13	2.10	(1.05)	38
I	35.38	(0.01)	(3.89)	(3.90)	—	(3.69)	(3.69)	27.79	(12.35)	179,554	1.09	1.09	(0.04)	38
R3	34.71	(0.17)	(3.80)	(3.97)	—	(3.69)	(3.69)	27.05	(12.83)	989	1.70	1.65	(0.59)	38
R4	35.14	(0.09)	(3.85)	(3.94)	—	(3.69)	(3.69)	27.51	(12.57)	636	1.41	1.35	(0.29)	38
R5	35.34	—	(3.88)	(3.88)	—	(3.69)	(3.69)	27.77	(12.30)	455	1.11	1.05	—	38
Y	35.37	—	(3.89)	(3.89)	—	(3.69)	(3.69)	27.79	(12.32)	34,407	1.10	1.05	—	38
F	35.42	0.03	(3.89)	(3.86)	—	(3.69)	(3.69)	27.87	(12.21)	16,017	0.99	0.95	0.10	38
SDR	35.46	0.03	(3.90)	(3.87)	—	(3.69)	(3.69)	27.90	(12.23)	37,043	0.99	0.95	0.11	38
For the Year Ended October 31, 2021
A	$23.20	$(0.11)	$10.39	$10.28	$—	$—	$—	$33.48	44.31%	$38,561	1.38%	1.35%	(0.34)%	56%
C	23.54	(0.34)	10.53	10.19	—	—	—	33.73	43.29	8,574	2.12	2.10	(1.09)	56
I	24.45	(0.02)	10.97	10.95	(0.02)	—	(0.02)	35.38	44.78	219,197	1.08	1.07	(0.06)	56
R3	24.11	(0.21)	10.81	10.60	—	—	—	34.71	43.97	1,379	1.70	1.63	(0.64)	56
R4	24.35	(0.11)	10.90	10.79	—	—	—	35.14	44.31	739	1.40	1.35	(0.34)	56
R5	24.44	(0.02)	10.95	10.93	(0.03)	—	(0.03)	35.34	44.75	687	1.10	1.05	(0.06)	56
Y	24.46	(0.01)	10.95	10.94	(0.03)	—	(0.03)	35.37	44.75	38,267	1.09	1.05	(0.05)	56
F	24.49	0.02	10.97	10.99	(0.06)	—	(0.06)	35.42	44.92	17,664	0.99	0.95	0.06	56
SDR	24.52	0.02	10.98	11.00	(0.06)	—	(0.06)	35.46	44.91	34,111	0.99	0.95	0.06	56
The Hartford Small Cap Growth Fund
For the Year Ended October 31, 2025
A	$44.74	$(0.35)	$4.31	$3.96	$(0.55)	$(5.89)	$(6.44)	$42.26	8.90%	$157,549	1.41%	1.40%	(0.90)%	92%
C	46.31	(0.68)	4.47	3.79	(0.21)	(5.89)	(6.10)	44.00	8.10	1,276	2.16	2.16	(1.66)	92
I	48.98	(0.23)	4.75	4.52	(0.69)	(5.89)	(6.58)	46.92	9.33	47,204	1.02	1.02	(0.52)	92
R3	43.16	(0.42)	4.16	3.74	(0.44)	(5.89)	(6.33)	40.57	8.68	5,796	1.63	1.61	(1.12)	92
R4	47.57	(0.35)	4.60	4.25	(0.56)	(5.89)	(6.45)	45.37	8.99	5,330	1.33	1.33	(0.83)	92
R5	52.47	(0.29)	5.05	4.76	(0.68)	(5.89)	(6.57)	50.66	9.16	898	1.03	1.03	(0.58)	92
R6	53.90	(0.20)	5.22	5.02	(0.73)	(5.89)	(6.62)	52.30	9.43	42,703	0.91	0.91	(0.42)	92
Y	53.75	(0.24)	5.23	4.99	(0.61)	(5.89)	(6.50)	52.24	9.39	12,573	1.01	0.98	(0.49)	92
F	49.48	(0.18)	4.79	4.61	(0.73)	(5.89)	(6.62)	47.47	9.45	32,458	0.91	0.91	(0.41)	92
For the Year Ended October 31, 2024
A	$35.01	$(0.31)	$11.44	$11.13	$—	$(1.40)	$(1.40)	$44.74	32.54%	$168,088	1.33%	1.32%	(0.73)%	68%
C(10)	37.74	(0.36)	10.33	9.97	—	(1.40)	(1.40)	46.31	31.45	1,576	2.13	2.13	(1.54)	68
I	38.08	(0.17)	12.47	12.30	—	(1.40)	(1.40)	48.98	33.00	51,243	0.96	0.96	(0.37)	68
R3	33.90	(0.39)	11.05	10.66	—	(1.40)	(1.40)	43.16	32.20	5,050	1.58	1.57	(0.98)	68
R4	37.13	(0.30)	12.14	11.84	—	(1.40)	(1.40)	47.57	32.59	8,361	1.27	1.27	(0.68)	68
R5	40.71	(0.19)	13.35	13.16	—	(1.40)	(1.40)	52.47	32.98	16,496	0.97	0.97	(0.38)	68
R6	41.74	(0.13)	13.69	13.56	—	(1.40)	(1.40)	53.90	33.13	35,905	0.87	0.87	(0.27)	68
Y	41.66	(0.15)	13.64	13.49	—	(1.40)	(1.40)	53.75	33.05	33,532	0.97	0.93	(0.31)	68
F	38.42	(0.13)	12.59	12.46	—	(1.40)	(1.40)	49.48	33.13	29,300	0.86	0.86	(0.27)	68
The accompanying notes are an integral part of these financial statements.

62

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Cap Growth Fund – (continued)
For the Year Ended October 31, 2023
A	$37.07	$(0.22)	$(1.84)	$(2.06)	$—	$—	$—	$35.01	(5.56)%	$141,362	1.32%	1.31%	(0.58)%	53%
C(10)	40.28	(0.56)	(1.98)	(2.54)	—	—	—	37.74	(6.31)	1,276	2.09	2.09	(1.35)	53
I	40.17	(0.08)	(2.01)	(2.09)	—	—	—	38.08	(5.20)	46,723	0.94	0.94	(0.20)	53
R3	35.99	(0.31)	(1.78)	(2.09)	—	—	—	33.90	(5.81)	5,115	1.57	1.56	(0.84)	53
R4	39.30	(0.21)	(1.96)	(2.17)	—	—	—	37.13	(5.52)	7,774	1.26	1.26	(0.53)	53
R5	42.94	(0.08)	(2.15)	(2.23)	—	—	—	40.71	(5.19)	12,394	0.93	0.93	(0.19)	53
R6	43.99	(0.05)	(2.20)	(2.25)	—	—	—	41.74	(5.11)	34,009	0.85	0.85	(0.11)	53
Y	43.94	(0.09)	(2.19)	(2.28)	—	—	—	41.66	(5.19)	103,032	0.95	0.92	(0.19)	53
F	40.50	(0.05)	(2.03)	(2.08)	—	—	—	38.42	(5.14)	25,243	0.85	0.85	(0.13)	53
For the Year Ended October 31, 2022
A	$64.88	$(0.30)	$(15.38)	$(15.68)	$—	$(12.13)	$(12.13)	$37.07	(28.75)%	$163,293	1.25%	1.24%	(0.72)%	42%
C(10)	82.68	(0.72)	(17.42)	(18.14)	—	(24.26)	(24.26)	40.28	(29.27)	2,197	1.98	1.98	(1.44)	42
I	69.03	(0.17)	(16.56)	(16.73)	—	(12.13)	(12.13)	40.17	(28.50)	66,150	0.89	0.89	(0.36)	42
R3	63.50	(0.41)	(14.97)	(15.38)	—	(12.13)	(12.13)	35.99	(28.93)	6,107	1.52	1.51	(0.99)	42
R4	67.99	(0.31)	(16.25)	(16.56)	—	(12.13)	(12.13)	39.30	(28.72)	11,684	1.21	1.21	(0.69)	42
R5	72.91	(0.20)	(17.64)	(17.84)	—	(12.13)	(12.13)	42.94	(28.51)	20,591	0.91	0.91	(0.39)	42
R6	74.32	(0.14)	(18.06)	(18.20)	—	(12.13)	(12.13)	43.99	(28.44)	57,807	0.80	0.80	(0.28)	42
Y	74.28	(0.17)	(18.04)	(18.21)	—	(12.13)	(12.13)	43.94	(28.47)	145,027	0.91	0.86	(0.34)	42
F	69.43	(0.13)	(16.67)	(16.80)	—	(12.13)	(12.13)	40.50	(28.42)	27,582	0.80	0.80	(0.28)	42
For the Year Ended October 31, 2021
A	$51.35	$(0.42)	$18.27	$17.85	$—	$(4.32)	$(4.32)	$64.88	35.73%	$256,061	1.18%	1.18%	(0.67)%	48%
C(10)	68.44	(1.10)	23.98	22.88	—	(8.64)	(8.64)	82.68	34.80	8,102	1.89	1.89	(1.37)	48
I	54.23	(0.22)	19.34	19.12	—	(4.32)	(4.32)	69.03	36.21	120,135	0.83	0.83	(0.33)	48
R3	50.47	(0.59)	17.94	17.35	—	(4.32)	(4.32)	63.50	35.34	8,637	1.48	1.47	(0.97)	48
R4	53.64	(0.42)	19.09	18.67	—	(4.32)	(4.32)	67.99	35.74	21,098	1.17	1.17	(0.64)	48
R5	57.10	(0.25)	20.38	20.13	—	(4.32)	(4.32)	72.91	36.15	86,788	0.87	0.87	(0.36)	48
R6	58.07	(0.18)	20.75	20.57	—	(4.32)	(4.32)	74.32	36.31	84,908	0.76	0.76	(0.25)	48
Y	58.07	(0.22)	20.75	20.53	—	(4.32)	(4.32)	74.28	36.24	268,416	0.87	0.81	(0.31)	48
F	54.48	(0.15)	19.42	19.27	—	(4.32)	(4.32)	69.43	36.32	36,439	0.76	0.76	(0.23)	48
Hartford Small Cap Value Fund
For the Year Ended October 31, 2025
A	$12.71	$0.16	$(0.05)	$0.11	$(0.17)	$(0.39)	$(0.56)	$12.26	0.58%	$50,266	1.29%	1.28%	1.29%	60%
C	10.58	0.05	(0.02)	0.03	(0.08)	(0.39)	(0.47)	10.14	(0.14)	1,072	2.09	2.05	0.54	60
I	12.75	0.21	(0.06)	0.15	(0.21)	(0.39)	(0.60)	12.30	0.88	7,496	1.01	1.00	1.67	60
R3	13.34	0.14	(0.05)	0.09	(0.15)	(0.39)	(0.54)	12.89	0.35	627	1.56	1.50	1.07	60
R4	13.59	0.17	(0.04)	0.13	(0.19)	(0.39)	(0.58)	13.14	0.63	230	1.26	1.20	1.33	60
R5	13.56	0.21	(0.03)	0.18	(0.23)	(0.39)	(0.62)	13.12	1.00	171	0.94	0.90	1.62	60
R6	13.56	0.23	(0.04)	0.19	(0.24)	(0.39)	(0.63)	13.12	1.10	14,101	0.84	0.80	1.73	60
Y	13.53	0.19	(0.01)	0.18	(0.23)	(0.39)	(0.62)	13.09	1.05	84,429	0.95	0.85	1.50	60
F	12.75	0.22	(0.05)	0.17	(0.24)	(0.39)	(0.63)	12.29	1.01	25,035	0.84	0.80	1.78	60
The accompanying notes are an integral part of these financial statements.

63

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Small Cap Value Fund – (continued)
For the Year Ended October 31, 2024
A	$9.97	$0.20	$2.90	$3.10	$(0.15)	$(0.21)	$(0.36)	$12.71	31.56%	$54,975	1.32%	1.30%	1.66%	46%
C	8.34	0.10	2.41	2.51	(0.06)	(0.21)	(0.27)	10.58	30.54	1,299	2.13	2.05	1.01	46
I	10.00	0.23	2.91	3.14	(0.18)	(0.21)	(0.39)	12.75	31.96	21,189	1.02	1.00	1.96	46
R3	10.45	0.18	3.04	3.22	(0.12)	(0.21)	(0.33)	13.34	31.29	650	1.60	1.50	1.45	46
R4	10.64	0.22	3.10	3.32	(0.16)	(0.21)	(0.37)	13.59	31.67	179	1.30	1.20	1.72	46
R5	10.62	0.33	3.01	3.34	(0.19)	(0.21)	(0.40)	13.56	32.01	119	1.00	0.90	2.68	46
R6	10.62	0.27	3.09	3.36	(0.21)	(0.21)	(0.42)	13.56	32.14	10,301	0.88	0.80	2.15	46
Y	10.60	0.28	3.06	3.34	(0.20)	(0.21)	(0.41)	13.53	32.04	2,617	0.99	0.85	2.26	46
F	10.00	0.25	2.92	3.17	(0.21)	(0.21)	(0.42)	12.75	32.23	33,353	0.88	0.80	2.13	46
For the Year Ended October 31, 2023
A	$11.40	$0.12	$(0.54)	$(0.42)	$(0.16)	$(0.85)	$(1.01)	$9.97	(4.16)%	$45,431	1.32%	1.30%	1.16%	52%
C	9.69	0.04	(0.46)	(0.42)	(0.08)	(0.85)	(0.93)	8.34	(4.94)	1,496	2.12	2.05	0.42	52
I	11.44	0.16	(0.56)	(0.40)	(0.19)	(0.85)	(1.04)	10.00	(3.94)	17,685	1.01	1.00	1.46	52
R3	11.90	0.11	(0.57)	(0.46)	(0.14)	(0.85)	(0.99)	10.45	(4.35)	531	1.59	1.50	0.98	52
R4	12.10	0.12	(0.56)	(0.44)	(0.17)	(0.85)	(1.02)	10.64	(4.08)	128	1.29	1.20	1.06	52
R5	12.08	0.18	(0.59)	(0.41)	(0.20)	(0.85)	(1.05)	10.62	(3.80)	1,855	0.99	0.90	1.54	52
R6	12.07	0.19	(0.58)	(0.39)	(0.21)	(0.85)	(1.06)	10.62	(3.63)	8,004	0.88	0.80	1.65	52
Y	12.05	0.18	(0.57)	(0.39)	(0.21)	(0.85)	(1.06)	10.60	(3.68)	2,448	0.98	0.85	1.61	52
F	11.43	0.18	(0.55)	(0.37)	(0.21)	(0.85)	(1.06)	10.00	(3.66)	23,870	0.88	0.80	1.69	52
For the Year Ended October 31, 2022
A	$13.36	$0.13	$(1.22)	$(1.09)	$(0.09)	$(0.78)	$(0.87)	$11.40	(8.86)%	$51,422	1.29%	1.28%	1.05%	59%
C	11.48	0.03	(1.04)	(1.01)	—	(0.78)	(0.78)	9.69	(9.54)	1,922	2.10	2.05	0.29	59
I	13.40	0.16	(1.22)	(1.06)	(0.12)	(0.78)	(0.90)	11.44	(8.56)	21,402	0.98	0.98	1.35	59
R3	13.91	0.11	(1.28)	(1.17)	(0.06)	(0.78)	(0.84)	11.90	(9.05)	760	1.57	1.45	0.90	59
R4	14.13	0.16	(1.31)	(1.15)	(0.10)	(0.78)	(0.88)	12.10	(8.79)	42	1.26	1.20	1.29	59
R5	14.10	0.17	(1.27)	(1.10)	(0.14)	(0.78)	(0.92)	12.08	(8.48)	1,756	0.97	0.90	1.36	59
R6	14.10	0.18	(1.28)	(1.10)	(0.15)	(0.78)	(0.93)	12.07	(8.46)	7,821	0.85	0.80	1.48	59
Y	14.07	0.18	(1.28)	(1.10)	(0.14)	(0.78)	(0.92)	12.05	(8.46)	2,887	0.96	0.85	1.53	59
F	13.40	0.19	(1.23)	(1.04)	(0.15)	(0.78)	(0.93)	11.43	(8.46)	38,106	0.85	0.80	1.54	59
For the Year Ended October 31, 2021
A	$8.29	$0.10	$5.06	$5.16	$(0.09)	$—	$(0.09)	$13.36	62.61%	$59,496	1.30%	1.28%	0.78%	60%
C	7.12	(0.00)(6)	4.37	4.37	(0.01)	—	(0.01)	11.48	61.49	3,098	2.09	2.04	0.01	60
I	8.31	0.15	5.06	5.21	(0.12)	—	(0.12)	13.40	63.20	32,905	0.97	0.96	1.12	60
R3	8.62	0.09	5.27	5.36	(0.07)	—	(0.07)	13.91	62.45	931	1.56	1.39	0.69	60
R4	8.76	0.12	5.35	5.47	(0.10)	—	(0.10)	14.13	62.83	53	1.26	1.20	0.88	60
R5	8.74	0.15	5.34	5.49	(0.13)	—	(0.13)	14.10	63.34	24	0.96	0.90	1.12	60
R6	8.74	0.16	5.35	5.51	(0.15)	—	(0.15)	14.10	63.49	1,508	0.85	0.80	1.24	60
Y	8.73	0.17	5.31	5.48	(0.14)	—	(0.14)	14.07	63.26	1,947	0.95	0.85	1.22	60
F	8.31	0.16	5.08	5.24	(0.15)	—	(0.15)	13.40	63.53	76,702	0.84	0.80	1.26	60
The accompanying notes are an integral part of these financial statements.

64

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Company Fund
For the Year Ended October 31, 2025
A	$19.87	$(0.14)	$2.21	$2.07	$—	$—	$—	$21.94	10.42%	$320,582	1.30%	1.30%	(0.71)%	71%
C	17.86	(0.28)	1.97	1.69	—	—	—	19.55	9.46	1,330	2.13	2.13	(1.55)	71
I	22.16	(0.09)	2.46	2.37	—	—	—	24.53	10.69	19,145	1.00	1.00	(0.42)	71
R3	22.36	(0.23)	2.48	2.25	—	—	—	24.61	10.06	9,452	1.60	1.60	(1.02)	71
R4	25.11	(0.18)	2.78	2.60	—	—	—	27.71	10.35	7,584	1.30	1.30	(0.72)	71
R5	27.79	(0.12)	3.10	2.98	—	—	—	30.77	10.72	1,274	1.00	1.00	(0.42)	71
R6	28.82	(0.09)	3.21	3.12	—	—	—	31.94	10.83	9,826	0.89	0.89	(0.31)	71
Y	28.64	(0.12)	3.18	3.06	—	—	—	31.70	10.68	3,215	0.99	0.99	(0.41)	71
F	22.46	(0.07)	2.51	2.44	—	—	—	24.90	10.86	262,749	0.89	0.89	(0.30)	71
For the Year Ended October 31, 2024
A	$14.89	$(0.12)	$5.10	$4.98	$—	$—	$—	$19.87	33.45%	$322,034	1.30%	1.29%	(0.62)%	37%
C(10)	13.50	(0.13)	4.49	4.36	—	—	—	17.86	32.30	1,989	2.16	2.16	(1.48)	37
I	16.55	(0.07)	5.68	5.61	—	—	—	22.16	33.90	24,889	0.98	0.98	(0.32)	37
R3	16.80	(0.20)	5.76	5.56	—	—	—	22.36	33.10	10,706	1.60	1.60	(0.93)	37
R4	18.81	(0.15)	6.45	6.30	—	—	—	25.11	33.49	8,539	1.29	1.29	(0.63)	37
R5	20.76	(0.08)	7.11	7.03	—	—	—	27.79	33.86	1,830	1.00	1.00	(0.32)	37
R6	21.50	(0.06)	7.38	7.32	—	—	—	28.82	34.05	9,741	0.88	0.88	(0.22)	37
Y	21.38	(0.07)	7.33	7.26	—	—	—	28.64	33.96	4,499	0.99	0.99	(0.28)	37
F	16.76	(0.05)	5.75	5.70	—	—	—	22.46	34.01	261,708	0.88	0.88	(0.22)	37
For the Year Ended October 31, 2023
A	$16.30	$(0.08)	$(1.33)	$(1.41)	$—	$—	$—	$14.89	(8.59)%	$265,550	1.31%	1.31%	(0.48)%	48%
C(10)	14.90	(0.18)	(1.22)	(1.40)	—	—	—	13.50	(9.40)	2,584	2.14	2.14	(1.28)	48
I	18.06	(0.03)	(1.48)	(1.51)	—	—	—	16.55	(8.36)	22,387	1.00	1.00	(0.16)	48
R3	18.45	(0.14)	(1.51)	(1.65)	—	—	—	16.80	(8.94)	9,054	1.61	1.61	(0.78)	48
R4	20.59	(0.10)	(1.68)	(1.78)	—	—	—	18.81	(8.60)	7,204	1.31	1.31	(0.48)	48
R5	22.66	(0.03)	(1.87)	(1.90)	—	—	—	20.76	(8.38)	2,859	1.01	1.01	(0.15)	48
R6	23.44	(0.02)	(1.92)	(1.94)	—	—	—	21.50	(8.24)	7,199	0.89	0.89	(0.07)	48
Y	23.34	(0.00)(6)	(1.96)	(1.96)	—	—	—	21.38	(8.40)	6,959	1.00	1.00	0.01	48
F	18.27	(0.01)	(1.50)	(1.51)	—	—	—	16.76	(8.26)	215,475	0.89	0.89	(0.06)	48
For the Year Ended October 31, 2022
A	$30.24	$(0.13)	$(7.28)	$(7.41)	$—	$(6.53)	$(6.53)	$16.30	(30.20)%	$319,971	1.27%	1.26%	(0.69)%	90%
C(10)	35.30	(0.28)	(7.06)	(7.34)	—	(13.06)	(13.06)	14.90	(30.76)	4,678	2.10	2.10	(1.54)	90
I	32.69	(0.09)	(8.01)	(8.10)	—	(6.53)	(6.53)	18.06	(30.01)	31,819	0.99	0.99	(0.42)	90
R3	33.41	(0.22)	(8.21)	(8.43)	—	(6.53)	(6.53)	18.45	(30.43)	10,250	1.59	1.59	(1.01)	90
R4	36.39	(0.17)	(9.10)	(9.27)	—	(6.53)	(6.53)	20.59	(30.21)	9,040	1.29	1.29	(0.72)	90
R5	39.26	(0.11)	(9.96)	(10.07)	—	(6.53)	(6.53)	22.66	(30.01)	4,603	0.99	0.99	(0.41)	90
R6	40.33	(0.07)	(10.29)	(10.36)	—	(6.53)	(6.53)	23.44	(29.92)	6,580	0.87	0.87	(0.27)	90
Y	40.25	(0.10)	(10.28)	(10.38)	—	(6.53)	(6.53)	23.34	(30.05)	39,131	0.95	0.95	(0.36)	90
F	32.96	(0.06)	(8.10)	(8.16)	—	(6.53)	(6.53)	18.27	(29.93)	239,580	0.87	0.87	(0.29)	90
The accompanying notes are an integral part of these financial statements.

65

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Company Fund – (continued)
For the Year Ended October 31, 2021
A	$25.50	$(0.30)	$7.82	$7.52	$—	$(2.78)	$(2.78)	$30.24	30.50%	$502,923	1.23%	1.22%	(1.02)%	123%
C(10)	31.94	(0.66)	9.58	8.92	—	(5.56)	(5.56)	35.30	29.39	9,324	2.05	2.05	(1.85)	123
I	27.31	(0.25)	8.41	8.16	—	(2.78)	(2.78)	32.69	30.84	59,421	0.95	0.95	(0.77)	123
R3	28.02	(0.45)	8.62	8.17	—	(2.78)	(2.78)	33.41	30.04	15,527	1.57	1.57	(1.37)	123
R4	30.22	(0.38)	9.33	8.95	—	(2.78)	(2.78)	36.39	30.46	15,320	1.26	1.26	(1.06)	123
R5	32.33	(0.30)	10.01	9.71	—	(2.78)	(2.78)	39.26	30.85	6,782	0.97	0.97	(0.78)	123
R6	33.12	(0.28)	10.27	9.99	—	(2.78)	(2.78)	40.33	30.97	5,954	0.85	0.85	(0.69)	123
Y	33.07	(0.29)	10.25	9.96	—	(2.78)	(2.78)	40.25	30.92	45,590	0.91	0.91	(0.72)	123
F	27.49	(0.21)	8.46	8.25	—	(2.78)	(2.78)	32.96	30.98	333,061	0.85	0.85	(0.65)	123

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Ratios do not include expenses of other investment companies, if applicable.
(4)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(5)
The “Net Realized and Unrealized Gain (Loss) on Investments” and “Total from Net Investment Income” for Classes I, R4 and R5 shares have been updated since the October 31, 2021
Annual Report to reflect a non-material change of $0.01 to these amounts.

(6)	Amount is less than $0.01 per share.
(7)	Amount is less than (0.01)%.
(8)
The expense ratio includes expenses associated with The Hartford Growth Opportunities Fund’s shareholder meeting held on December 13, 2023, which was ultimately adjourned until January 23, 2024. If these expenses were excluded, the ratios would have been as follows: 1.07% (Class A), 1.89% (Class C), 0.83% (Class I), 1.44% (Class R3), 1.13%
(Class R4), 0.83% (Class R5), 0.73% (Class R6), 0.81% (Class Y) and 0.73% (Class F).

(9)	Per share amounts have been adjusted for a 4 for 1 reverse share split on September 13, 2024 (See Note 14 in the Notes to Financial Statements).
(10)	Per share amounts have been adjusted for a 2 for 1 reverse share split on September 13, 2024 (See Note 14 in the Notes to Financial Statements).
(11)
Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(12)	Commenced operations on June 22, 2022.
(13)	Not annualized.
(14)	Annualized.
The accompanying notes are an integral part of these financial statements.

66

Hartford Domestic Equity Funds
 Notes to Financial Statements
 October 31, 2025

1.
Organization:
The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a "Company" and collectively, the "Companies") are each an open-end registered management investment company comprised of thirty-six and twelve series, respectively, as of October 31, 2025. Financial statements for the series of each Company listed below (each, a "Fund" and collectively, the "Funds") are included in this report.
The Hartford Mutual Funds, Inc.:	Classes
The Hartford Capital Appreciation Fund (the "Capital Appreciation Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford Core Equity Fund (the "Core Equity Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Dividend and Growth Fund (the "Dividend and Growth Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Equity Income Fund (the "Equity Income Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Healthcare Fund (the "Healthcare Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford MidCap Fund (the "MidCap Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford MidCap Value Fund (the "MidCap Value Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford Small Cap Value Fund (the "Small Cap Value Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Small Company Fund (the "Small Company Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Mutual Funds II, Inc.:
The Hartford Growth Opportunities Fund (the "Growth Opportunities Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford Schroders US MidCap Opportunities Fund (the "US MidCap Opportunities Fund")	A, C, I, R3, R4, R5, Y, F and SDR
Hartford Schroders US Small Cap Opportunities Fund (the "US Small Cap Opportunities Fund")	A, C, I, R3, R4, R5, Y, F and SDR
The Hartford Small Cap Growth Fund (the "Small Cap Growth Fund")	A, C, I, R3, R4, R5, R6, Y and F
Class A shares of each Fund are sold with a front-end sales charge of up to 5.50%. Class C shares of each Fund are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y, F and SDR shares do not have a sales charge.
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies".
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services.

67

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, each Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order

68

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, such Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which such Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements. As of October 31, 2025, there were no repurchase agreements purchased through joint trading accounts.
g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business  on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the

69

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the respective Company's Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund, except Dividend and Growth Fund and Equity Income Fund, is to pay dividends from net investment income and realized gains, if any, at least once a year. The policy of Dividend and Growth Fund and Equity Income Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and
Reclassification of Capital Accounts notes).
h)
Segment Reporting – The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of such Fund, as prescribed in its prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Investment Manager. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund’s financial statements and financial highlights.
3.
Securities and Other Investments:
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of October 31, 2025.
4.
Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by a Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an

70

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the year ended October 31, 2025, the Capital Appreciation Fund had used futures contracts.
b)
Additional Derivative Instrument Information:
Capital Appreciation Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$666,843	$—	$666,843
Total	$—	$—	$—	$666,843	$—	$666,843

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$13,121,024	$—	$13,121,024
Total	$—	$—	$—	$13,121,024	$—	$13,121,024
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$809,806	$—	$809,806
Total	$—	$—	$—	$809,806	$—	$809,806
For the year ended October 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	315
c)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

71

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of October 31, 2025:
Capital Appreciation Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$666,843	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	666,843	—
Derivatives not subject to a MNA	(666,843)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2025. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)
Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), reclassification of dividend income, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund.

72

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

c)
Distributions and Components of Distributable Earnings – The tax character of distributions paid by each Fund for the years ended October 31, 2025 and October 31, 2024 are as follows:
	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
Fund	Ordinary Income	Long-Term Capital Gains(1)	Ordinary Income	Long-Term Capital Gains(1)
Capital Appreciation Fund	$203,901,987	$423,707,689	$34,343,363	$—
Core Equity Fund	66,873,654	836,773,257	90,473,696	187,170,486
Dividend and Growth Fund	387,884,300	1,449,206,735	279,906,412	55,000,121
Equity Income Fund	118,096,575	367,866,559	117,998,643	272,856,631
Growth Opportunities Fund	—	—	—	—
Healthcare Fund	18,627,911	31,806,523	—	—
MidCap Fund	—	315,042,893	—	142,000,173
MidCap Value Fund	17,171,876	111,735,122	42,400,057	26,282,765
US MidCap Opportunities Fund	7,782,523	73,806,146	4,000,011	11,300,036
US Small Cap Opportunities Fund	—	13,810,490	33,462	266,539
Small Cap Growth Fund	4,822,890	42,422,490	—	13,501,065
Small Cap Value Fund	4,655,300	1,200,850	3,917,555	—
Small Company Fund	—	—	—	—

(1)	The Funds designate these distributions as long-term capital gains dividends pursuant to IRC Sec 852(b)(3)(c).
As of October 31, 2025, the components of total accumulated earnings (deficit) for each Fund on a tax basis are as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Total Accumulated Earnings (Deficit)
Capital Appreciation Fund	$44,044,121	$363,377,820	$—	$1,954,244,435	$2,361,666,376
Core Equity Fund	45,607,007	1,175,528,409	—	5,444,559,432	6,665,694,848
Dividend and Growth Fund	21,717,692	1,895,649,441	—	5,730,155,521	7,647,522,654
Equity Income Fund	78,733,849	437,314,463	—	836,946,364	1,352,994,676
Growth Opportunities Fund	—	421,433,159	(27,495,480)	2,859,274,171	3,253,211,850
Healthcare Fund	—	29,171,299	(1,232,046)	259,345,375	287,284,628
MidCap Fund	—	814,826,769	—	818,604,691	1,633,431,460
MidCap Value Fund	22,936,073	27,844,650	—	79,735,689	130,516,412
US MidCap Opportunities Fund	19,194,527	67,016,317	—	241,906,178	328,117,022
US Small Cap Opportunities Fund	—	21,120,415	(17,070)	51,908,305	73,011,650
Small Cap Growth Fund	—	23,444,174	(1,864,855)	80,470,636	102,049,955
Small Cap Value Fund	2,090,478	10,168,732	—	8,234,303	20,493,513
Small Company Fund	—	—	(86,137,346)	162,136,037	75,998,691
d)
Reclassification of Capital Accounts – The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as earnings and profits distributed to shareholders on the redemption of shares, net operating loss, permanent adjustments related to REITs, reclassification of dividend income and subsequent adjustments to wash sales. Adjustments are made to reflect the impact these items have on the current and future earnings distributions to shareholders. Therefore, the source of the Funds' distributions may be shown in the accompanying Statements of Changes in Net Assets as from distributable earnings or from capital

73

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

depending on the type of book and tax differences that exist. For the year ended October 31, 2025, the Funds recorded reclassifications to increase (decrease) the accounts listed below:
Fund	Paid-in-Capital	Distributable Earnings (Loss)
Capital Appreciation Fund	$9,775,645	$(9,775,645)
Core Equity Fund	112,774,951	(112,774,951)
Dividend and Growth Fund	143,160,291	(143,160,291)
Equity Income Fund	45,730,149	(45,730,149)
Growth Opportunities Fund	(20,288,393)	20,288,393
Healthcare Fund	(470,653)	470,653
MidCap Fund	79,277,203	(79,277,203)
MidCap Value Fund	(90,543)	90,543
US MidCap Opportunities Fund	11,570,337	(11,570,337)
US Small Cap Opportunities Fund	3,297,273	(3,297,273)
Small Cap Growth Fund	393,600	(393,600)
Small Cap Value Fund	1,140,058	(1,140,058)
Small Company Fund	(2,596,758)	2,596,758
e)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2025 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Small Company Fund	$82,771,142	$—
During the year ended October 31, 2025, Growth Opportunities Fund utilized $36,591,279 and Small Company Fund utilized $33,154,186 of prior year capital loss carryforwards.
The Capital Appreciation Fund, Core Equity Fund, Dividend and Growth Fund, Equity Income Fund, Healthcare Fund, MidCap Fund, MidCap Value Fund, US MidCap Opportunities Fund, US Small Cap Opportunities Fund, Small Cap Growth Fund and Small Cap Value Fund had no capital loss carryforwards for U.S. federal tax purposes as of October 31, 2025.
During the year ended October 31, 2025, Growth Opportunities Fund deferred $27,495,480, Healthcare Fund deferred $1,232,046, US Small Cap Opportunities Fund deferred $17,070, Small Cap Growth Fund deferred $1,864,855 and Small Company Fund deferred $3,366,204 late year ordinary losses.
f)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at October 31, 2025 is different from book purposes primarily due to wash sale loss deferrals, PFIC mark to market adjustments, partnerships and reclassification of dividend income. The net unrealized appreciation/(depreciation) on investments for tax purposes, which consists of gross unrealized appreciation and depreciation, was also different from book purposes primarily due to wash sale loss deferrals, mark-to-market adjustments on futures, PFICs, partnership adjustments and reclassification of dividend income. Both the cost and unrealized appreciation and depreciation for federal income tax purposes are disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Capital Appreciation Fund	$4,277,365,613	$2,040,336,778	$(86,092,344)	$1,954,244,434
Core Equity Fund	6,148,695,809	5,604,907,095	(160,347,663)	5,444,559,432
Dividend and Growth Fund	12,423,630,153	5,873,350,002	(143,180,252)	5,730,169,750
Equity Income Fund	4,055,548,793	1,047,091,393	(210,369,407)	836,721,986
Growth Opportunities Fund	4,136,404,586	2,911,686,755	(52,412,584)	2,859,274,171
Healthcare Fund	538,816,252	284,887,137	(25,574,714)	259,312,423
MidCap Fund	3,500,418,595	1,055,016,136	(236,411,444)	818,604,692
MidCap Value Fund	1,039,410,123	124,372,643	(44,636,955)	79,735,688
US MidCap Opportunities Fund	704,924,607	262,740,816	(20,834,638)	241,906,178
US Small Cap Opportunities Fund	123,362,844	57,025,520	(5,117,214)	51,908,306
Small Cap Growth Fund	252,787,302	86,466,380	(5,995,741)	80,470,639
Small Cap Value Fund	179,217,437	26,230,181	(17,995,877)	8,234,304
Small Company Fund	474,044,289	182,709,930	(20,573,895)	162,136,035

74

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

g)
Accounting for Uncertainty in Income Taxes – Pursuant to provisions set forth by U.S. GAAP, HFMC reviews each Fund’s tax positions for all open tax years. As of October 31, 2025, HFMC had reviewed the open tax years and concluded that there was no reason to record a liability for net unrecognized tax obligations relating to uncertain income tax positions. Each Fund files U.S. tax returns. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for three years, no examination is currently in progress. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended October 31, 2025, the Funds did not incur any interest or penalties. HFMC is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax obligations will significantly change in the next twelve months.
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund's investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Insurance Group, Inc. (formerly, The Hartford Financial Services Group, Inc.) (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund.  HFMC has entered into sub-advisory agreements with each of Wellington Management Company LLP (“Wellington Management”) and Schroder Investment Management North America Inc. (“SIMNA”).  Wellington Management serves as a sub-adviser to each of Capital Appreciation Fund, Core Equity Fund, Dividend and Growth Fund, Equity Income Fund, Growth Opportunities Fund, Healthcare Fund, MidCap Fund, MidCap Value Fund, Small Cap Growth Fund, Small Cap Value Fund and Small Company Fund (each a “Wellington Sub-Advised Fund” and collectively, the “Wellington Sub-Advised Funds”). Wellington Management performs the daily investment of the assets for the Wellington Sub-Advised Funds. SIMNA serves as the sub-adviser to each of US MidCap Opportunities Fund and US Small Cap Opportunities Fund (each a “Schroders Sub-Advised Fund” and collectively, the “Schroders Sub-Advised Funds”). SIMNA performs the daily investment of the assets for the Schroders Sub-Advised Funds. HFMC pays a sub-advisory fee to the respective sub-adviser out of its management fee.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of October 31, 2025; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
Capital Appreciation Fund	0.8000% on first $500 million and;
0.7000% on next $500 million and;
0.6500% on next $4 billion and;
0.6475% on next $5 billion and;
0.6450% over $10 billion
Core Equity Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $1.5 billion and;
0.3250% on next $2.5 billion and;
0.3225% over $5 billion
Dividend and Growth Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion
Equity Income Fund	0.7500% on first $250 million and;
0.7000% on next $250 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5900% on next $2.5 billion and;
0.5875% over $5 billion
Growth Opportunities Fund	0.8000% on first $250 million and;
0.7000% on next $4.75 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion
Healthcare Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% on next $4 billion and;
0.7975% on next $5 billion and;
0.7950% over $10 billion

75

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Fund	Management Fee Rates
MidCap Fund	0.8500% on first $500 million and;
0.7500% on next $500 million and;
0.7000% on next $4 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion
MidCap Value Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion
US MidCap Opportunities Fund	0.7500% on first $1 billion and;
0.7000% on next $1.5 billion and;
0.6500% on next $2.5 billion and;
0.6450% on next $5 billion and;
0.6400% over $10 billion
US Small Cap Opportunities Fund	0.9000% on first $1 billion and;
0.8900% on next $4 billion and;
0.8800% on next $5 billion and;
0.8700% over $10 billion
Small Cap Growth Fund	0.9000% on first $100 million and;
0.8000% on next $150 million and;
0.7000% on next $250 million and;
0.6500% on next $4.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion
Small Cap Value Fund	0.7000% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion
Small Company Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $500 million and;
0.7000% on next $500 million and;
0.6500% on next $3.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion
b)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street. In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)
Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of October 31, 2025, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2026 (unless the applicable Board of Directors approves its earlier termination) as follows for the following Funds:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
US Small Cap Opportunities Fund	1.35%	2.10%	1.10%	1.65%	1.35%	1.05%	N/A	1.05%	0.95%	0.95%
Small Cap Value Fund	1.30%	2.05%	1.00%	1.50%	1.20%	0.90%	0.80%	0.85%	0.80%	N/A

76

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

d)
Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the year ended October 31, 2025, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The impacted annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the year is as follows: Capital Appreciation Fund Class F (0.69%), Dividend and Growth Fund Class A (0.95%), Class C (1.73%), Class R5 (0.72%), and Class F (0.62%), Equity Income Fund Class F (0.64%), MidCap Fund Class R3 (1.47%), MidCap Value Fund Class R3 (1.46%), Class R4 (1.16%), Class R5 (0.86%), and Class Y (0.85%), Small Cap Growth Fund Class A (1.39%), Class C (2.15%), Class I (1.01%), Class R4 (1.32%), and Class R5 (1.02%) and Small Company Fund Class A (1.29%), and Class F (0.88%). The amount of fees recaptured by the other Funds did not impact the ratio of expenses to average net assets in the financial highlights.
e)
Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the year ended October 31, 2025, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:
Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Capital Appreciation Fund	$999,435	$9,368
Core Equity Fund	1,211,076	26,996
Dividend and Growth Fund	2,178,893	37,237
Equity Income Fund	718,034	11,807
Growth Opportunities Fund	1,743,495	13,678
Healthcare Fund	108,216	1,353
MidCap Fund	480,107	8,525
MidCap Value Fund	253,556	4,118
US MidCap Opportunities Fund	151,395	4,897
US Small Cap Opportunities Fund	16,396	924
Small Cap Growth Fund	35,887	1,303
Small Cap Value Fund	33,808	285
Small Company Fund	152,514	2,663
The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable share class of the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)
Remuneration Paid to Directors and Officers – For the year ended October 31, 2025, the  remuneration paid to directors is disclosed in the Statements of Operations under the caption "Board of Directors' fees." The Funds pay a portion of each Company's chief compliance officer’s ("CCO") compensation, but otherwise do not pay salaries or compensation to any of their officers or directors who are employed by HFMC and/or The Hartford or its subsidiaries. For the year ended October 31, 2025, the compensation paid to the CCO is included on the Statements of Operations as “Chief Compliance Officer fees”.
g)
Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries,

77

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.250%
Class C	0.250%
Class I	0.200%
Class R3	0.220%
Class R4	0.170%
Class R5	0.120%
Class R6	0.004%
Class Y	0.110%
Class F	0.004%
Class SDR	0.004%
Effective February 28, 2025, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for the share classes of the Funds listed below until February 28, 2026, unless the applicable Board of Directors approves its earlier termination.
Fund	Class I	Class Y
Core Equity Fund	0.093%	N/A
Dividend and Growth Fund	0.103%	N/A
Equity Income Fund	0.109%	N/A
Small Cap Growth Fund	N/A	0.074%
From November 1, 2024 through February 28, 2025, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for the share classes of the Funds listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class I	Class Y
Core Equity Fund	0.104%	N/A
Dividend and Growth Fund	0.105%	N/A
Equity Income Fund	0.108%	N/A
Growth Opportunities Fund	0.107%	N/A
US MidCap Opportunities Fund	0.106%	N/A
Small Cap Growth Fund	N/A	0.070%

Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the year ended October 31, 2025, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Capital Appreciation Fund	0.11%	0.16%	0.10%	0.22%	0.16%	0.11%	0.00%*	0.11%	0.00%*	N/A
Core Equity Fund	0.09%	0.10%	0.10%	0.22%	0.15%	0.11%	0.00%*	0.09%	0.00%*	N/A
Dividend and Growth Fund	0.08%	0.11%	0.10%	0.22%	0.16%	0.10%	0.00%*	0.11%	0.00%*	N/A
Equity Income Fund	0.08%	0.11%	0.11%	0.22%	0.17%	0.10%	0.00%*	0.10%	0.00%*	N/A
Growth Opportunities Fund	0.09%	0.13%	0.11%	0.21%	0.15%	0.11%	0.00%*	0.06%	0.00%*	N/A
Healthcare Fund	0.14%	0.18%	0.11%	0.22%	0.16%	0.12%	0.00%*	0.11%	0.00%*	N/A
MidCap Fund	0.12%	0.15%	0.10%	0.22%	0.17%	0.11%	0.00%*	0.11%	0.00%*	N/A
MidCap Value Fund	0.14%	0.22%	0.05%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*	N/A
US MidCap Opportunities Fund	0.11%	0.12%	0.11%	0.22%	0.17%	0.12%	N/A	0.11%	0.00%*	0.00%*
US Small Cap Opportunities Fund	0.15%	0.19%	0.11%	0.22%	0.17%	0.12%	N/A	0.11%	0.00%*	0.00%*
Small Cap Growth Fund	0.25%	0.25%	0.11%	0.22%	0.17%	0.12%	0.00%*	0.07%	0.00%*	N/A
Small Cap Value Fund	0.20%	0.25%	0.17%	0.22%	0.17%	0.10%	0.00%*	0.11%	0.00%*	N/A
Small Company Fund	0.17%	0.25%	0.12%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*	N/A

*	Percentage rounds to zero.

78

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

8.
Securities Lending:
A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of October 31, 2025.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Capital Appreciation Fund	$27,081,715	$6,957,195	$20,719,350
Core Equity Fund	4,669,387	4,784,973	—
Dividend and Growth Fund	20,460,560	20,874,908	—
Equity Income Fund	125,391,622	62,325,930	67,930,209
Growth Opportunities Fund	5,301,950	—	5,409,038
Healthcare Fund	5,729,930	2,599,538	3,325,736
MidCap Fund	50,410,349	35,586,665	15,875,227
MidCap Value Fund	134,946	137,700	—
US MidCap Opportunities Fund	6,914,967	7,083,989	—
US Small Cap Opportunities Fund	3,178,162	3,258,447	—
Small Cap Growth Fund	32,366,512	27,436,262	5,659,851
Small Cap Value Fund	5,013,362	5,110,570	39,403
Small Company Fund	5,692,273	4,038,480	1,779,137

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing.

9.
Affiliate Holdings:
As of October 31, 2025, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
MidCap Value Fund	—	—	—	0%*	—	—	0%*	—	—	N/A
US MidCap Opportunities Fund	—	—	—	—	0%*	0%*	N/A	—	—	—
US Small Cap Opportunities Fund	—	—	—	—	—	0%*	N/A	—	—	—
Small Cap Value Fund	—	—	—	—	0%*	11%	—	—	—	N/A

*	Percentage rounds to zero.

79

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
MidCap Value Fund	—	—	—	0%*	—	—	0%*	—	—	N/A
US MidCap Opportunities Fund	—	—	—	—	0%*	0%*	N/A	—	—	—
US Small Cap Opportunities Fund	—	—	—	—	—	0%*	N/A	—	—	—
Small Cap Value Fund	—	—	—	—	0%*	0%*	—	—	—	N/A

*	Percentage rounds to zero.
As of October 31, 2025, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund*
Capital Appreciation Fund	8%
Core Equity Fund	3%
Dividend and Growth Fund	4%
Equity Income Fund	4%
Growth Opportunities Fund	3%
MidCap Fund	1%
MidCap Value Fund	1%
Small Cap Growth Fund	9%
Small Cap Value Fund	11%
Small Company Fund	5%

*	As of October 31, 2025, affiliated funds of funds and the 529 plan were invested in Class F shares.
10.
Investment Transactions:
For the year ended October 31, 2025, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Capital Appreciation Fund	$5,661,942,379	$6,292,838,867	$5,661,942,379	$6,292,838,867
Core Equity Fund	4,170,885,598	4,819,283,614	4,170,885,598	4,819,283,614
Dividend and Growth Fund	12,282,232,399	13,673,169,721	12,282,232,399	13,673,169,721
Equity Income Fund	2,380,593,675	2,924,631,337	2,380,593,675	2,924,631,337
Growth Opportunities Fund	6,331,547,919	6,297,900,126	6,331,547,919	6,297,900,126
Healthcare Fund	419,001,848	625,285,254	419,001,848	625,285,254
MidCap Fund	3,914,692,178	5,277,219,691	3,914,692,178	5,277,219,691
MidCap Value Fund	2,188,803,781	2,108,483,272	2,188,803,781	2,108,483,272
US MidCap Opportunities Fund	594,070,773	688,702,617	594,070,773	688,702,617
US Small Cap Opportunities Fund	88,273,644	173,116,589	88,273,644	173,116,589
Small Cap Growth Fund	280,966,851	351,227,101	280,966,851	351,227,101
Small Cap Value Fund	151,770,810	95,521,401	151,770,810	95,521,401
Small Company Fund	436,985,041	496,396,221	436,985,041	496,396,221

80

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

11.
Capital Share Transactions:
The following information is for the years ended October 31, 2025 and October 31, 2024:
	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Capital Appreciation Fund
Class A
Shares Sold	1,746,787	$75,616,460	1,811,462	$74,958,666
Shares Issued for Reinvested Dividends	10,476,417	464,458,146	583,423	22,800,182
Shares Redeemed	(14,185,126)	(613,212,206)	(13,253,184)	(551,181,045)
Net Increase (Decrease)	(1,961,922)	(73,137,600)	(10,858,299)	(453,422,197)
Class C
Shares Sold	214,625	$5,443,397	148,492	$3,778,764
Shares Issued for Reinvested Dividends	354,212	9,145,045	4,066	99,129
Shares Redeemed	(751,161)	(18,893,225)	(968,499)	(25,001,756)
Net Increase (Decrease)	(182,324)	(4,304,783)	(815,941)	(21,123,863)
Class I
Shares Sold	1,419,893	$62,376,700	1,184,842	$49,589,911
Shares Issued for Reinvested Dividends	1,109,618	49,672,814	87,587	3,447,422
Shares Redeemed	(2,912,422)	(126,853,640)	(2,494,822)	(104,538,275)
Net Increase (Decrease)	(382,911)	(14,804,126)	(1,222,393)	(51,500,942)
Class R3
Shares Sold	47,852	$2,438,192	64,319	$3,097,450
Shares Issued for Reinvested Dividends	47,178	2,455,003	202	9,179
Shares Redeemed	(139,544)	(7,121,538)	(147,991)	(7,202,747)
Net Increase (Decrease)	(44,514)	(2,228,343)	(83,470)	(4,096,118)
Class R4
Shares Sold	37,836	$2,103,560	33,247	$1,680,931
Shares Issued for Reinvested Dividends	32,775	1,811,789	1,863	89,138
Shares Redeemed	(202,426)	(11,331,362)	(128,204)	(6,598,968)
Net Increase (Decrease)	(131,815)	(7,416,013)	(93,094)	(4,828,899)
Class R5
Shares Sold	40,450	$2,289,519	34,227	$1,805,435
Shares Issued for Reinvested Dividends	27,914	1,590,710	2,517	123,680
Shares Redeemed	(97,966)	(5,579,550)	(125,898)	(6,588,771)
Net Increase (Decrease)	(29,602)	(1,699,321)	(89,154)	(4,659,656)
Class R6
Shares Sold	48,781	$2,730,573	90,963	$4,873,874
Shares Issued for Reinvested Dividends	42,254	2,429,922	9,904	490,643
Shares Redeemed	(99,033)	(5,565,806)	(1,060,477)	(55,079,698)
Net Increase (Decrease)	(7,998)	(405,311)	(959,610)	(49,715,181)
Class Y
Shares Sold	24,003	$1,363,943	52,992	$2,714,798
Shares Issued for Reinvested Dividends	37,222	2,142,855	2,012	99,808
Shares Redeemed	(124,833)	(6,990,115)	(84,166)	(4,459,650)
Net Increase (Decrease)	(63,608)	(3,483,317)	(29,162)	(1,645,044)
Class F
Shares Sold	2,076,497	$86,539,429	1,293,662	$53,877,042
Shares Issued for Reinvested Dividends	1,675,909	75,015,704	155,273	6,108,437
Shares Redeemed	(3,880,837)	(168,335,275)	(3,903,130)	(164,686,950)
Net Increase (Decrease)	(128,431)	(6,780,142)	(2,454,195)	(104,701,471)
Total Net Increase (Decrease)	(2,933,125)	$(114,258,956)	(16,605,318)	$(695,693,371)
Core Equity Fund
Class A
Shares Sold	3,520,549	$190,326,709	4,647,774	$233,238,755
Shares Issued for Reinvested Dividends	2,925,023	158,961,558	979,339	43,838,932
Shares Redeemed	(5,545,778)	(301,037,549)	(5,813,231)	(290,428,880)
Net Increase (Decrease)	899,794	48,250,718	(186,118)	(13,351,193)

81

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class C
Shares Sold	405,457	$19,320,947	534,677	$23,636,910
Shares Issued for Reinvested Dividends	611,358	29,363,523	226,640	9,005,650
Shares Redeemed	(2,227,637)	(106,944,067)	(3,617,118)	(162,541,988)
Net Increase (Decrease)	(1,210,822)	(58,259,597)	(2,855,801)	(129,899,428)
Class I
Shares Sold	7,967,575	$432,401,917	8,174,489	$407,713,458
Shares Issued for Reinvested Dividends	4,660,820	254,445,285	1,872,836	84,256,665
Shares Redeemed	(16,624,880)	(902,608,381)	(19,045,353)	(945,748,861)
Net Increase (Decrease)	(3,996,485)	(215,761,179)	(8,998,028)	(453,778,738)
Class R3
Shares Sold	181,059	$9,981,290	138,372	$7,134,650
Shares Issued for Reinvested Dividends	79,481	4,390,871	28,026	1,269,071
Shares Redeemed	(381,968)	(21,366,013)	(353,889)	(18,046,736)
Net Increase (Decrease)	(121,428)	(6,993,852)	(187,491)	(9,643,015)
Class R4
Shares Sold	222,415	$12,669,752	280,679	$14,496,186
Shares Issued for Reinvested Dividends	162,331	9,176,503	76,824	3,563,542
Shares Redeemed	(505,992)	(28,608,872)	(1,176,761)	(62,693,651)
Net Increase (Decrease)	(121,246)	(6,762,617)	(819,258)	(44,633,923)
Class R5
Shares Sold	226,114	$12,400,232	988,462	$52,080,546
Shares Issued for Reinvested Dividends	235,429	12,979,007	84,192	3,822,042
Shares Redeemed	(919,953)	(50,701,661)	(1,153,890)	(56,913,305)
Net Increase (Decrease)	(458,410)	(25,322,422)	(81,236)	(1,010,717)
Class R6
Shares Sold	6,388,415	$371,756,862	3,965,424	$203,540,043
Shares Issued for Reinvested Dividends	1,855,876	102,890,374	702,308	32,054,998
Shares Redeemed	(7,898,657)	(438,761,196)	(7,271,323)	(364,530,660)
Net Increase (Decrease)	345,634	35,886,040	(2,603,591)	(128,935,619)
Class Y
Shares Sold	797,632	$43,889,435	1,064,263	$54,628,070
Shares Issued for Reinvested Dividends	686,207	38,023,641	302,623	13,794,577
Shares Redeemed	(2,247,319)	(124,470,478)	(4,180,003)	(208,490,775)
Net Increase (Decrease)	(763,480)	(42,557,402)	(2,813,117)	(140,068,128)
Class F
Shares Sold	18,656,866	$1,015,101,841	11,087,478	$575,080,680
Shares Issued for Reinvested Dividends	4,793,766	261,953,903	1,689,227	76,113,732
Shares Redeemed	(13,391,260)	(734,140,046)	(13,381,834)	(672,120,488)
Net Increase (Decrease)	10,059,372	542,915,698	(605,129)	(20,926,076)
Total Net Increase (Decrease)	4,632,929	$271,395,387	(19,149,769)	$(942,246,837)
Dividend and Growth Fund
Class A
Shares Sold	6,521,929	$225,559,461	7,806,449	$267,126,090
Shares Issued for Reinvested Dividends	14,060,744	485,007,766	2,504,207	84,827,161
Shares Redeemed	(20,093,740)	(697,158,737)	(17,466,832)	(600,375,181)
Net Increase (Decrease)	488,933	13,408,490	(7,156,176)	(248,421,930)
Class C
Shares Sold	642,561	$21,293,802	1,113,937	$36,354,673
Shares Issued for Reinvested Dividends	568,843	18,607,012	65,784	2,083,834
Shares Redeemed	(1,781,846)	(58,382,424)	(1,441,736)	(47,093,455)
Net Increase (Decrease)	(570,442)	(18,481,610)	(262,015)	(8,654,948)
Class I
Shares Sold	33,723,637	$1,170,793,827	36,744,383	$1,256,236,645
Shares Issued for Reinvested Dividends	13,166,460	450,919,881	2,329,923	78,795,659
Shares Redeemed	(52,631,680)	(1,796,866,004)	(34,529,759)	(1,178,000,085)
Net Increase (Decrease)	(5,741,583)	(175,152,296)	4,544,547	157,032,219

82

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	251,463	$8,852,038	236,820	$8,396,726
Shares Issued for Reinvested Dividends	140,672	4,952,354	20,699	708,444
Shares Redeemed	(389,003)	(13,714,000)	(399,538)	(13,958,999)
Net Increase (Decrease)	3,132	90,392	(142,019)	(4,853,829)
Class R4
Shares Sold	285,781	$10,170,794	399,437	$13,899,250
Shares Issued for Reinvested Dividends	207,907	7,395,971	36,900	1,282,830
Shares Redeemed	(505,706)	(17,933,928)	(636,313)	(22,605,166)
Net Increase (Decrease)	(12,018)	(367,163)	(199,976)	(7,423,086)
Class R5
Shares Sold	591,920	$21,303,106	873,951	$31,069,424
Shares Issued for Reinvested Dividends	248,321	8,885,919	53,261	1,869,679
Shares Redeemed	(1,668,224)	(59,444,046)	(1,909,192)	(67,769,538)
Net Increase (Decrease)	(827,983)	(29,255,021)	(981,980)	(34,830,435)
Class R6
Shares Sold	6,532,910	$235,310,445	6,711,654	$238,745,330
Shares Issued for Reinvested Dividends	2,714,585	97,154,387	503,160	17,731,118
Shares Redeemed	(8,745,595)	(315,217,659)	(5,149,690)	(183,472,808)
Net Increase (Decrease)	501,900	17,247,173	2,065,124	73,003,640
Class Y
Shares Sold	1,723,949	$62,380,250	4,615,418	$166,955,118
Shares Issued for Reinvested Dividends	1,490,550	53,327,341	290,443	10,203,983
Shares Redeemed	(8,669,835)	(307,218,761)	(5,607,191)	(195,659,522)
Net Increase (Decrease)	(5,455,336)	(191,511,170)	(701,330)	(18,500,421)
Class F
Shares Sold	25,901,554	$888,424,178	36,082,531	$1,231,457,900
Shares Issued for Reinvested Dividends	19,223,910	657,849,857	3,674,836	124,216,526
Shares Redeemed	(43,977,539)	(1,517,851,146)	(40,045,539)	(1,361,067,588)
Net Increase (Decrease)	1,147,925	28,422,889	(288,172)	(5,393,162)
Total Net Increase (Decrease)	(10,465,472)	$(355,598,316)	(3,121,997)	$(98,041,952)
Equity Income Fund
Class A
Shares Sold	4,412,634	$91,757,871	4,512,115	$92,731,591
Shares Issued for Reinvested Dividends	8,455,443	174,469,213	6,802,105	134,312,627
Shares Redeemed	(14,473,847)	(303,124,862)	(14,637,636)	(300,210,461)
Net Increase (Decrease)	(1,605,770)	(36,897,778)	(3,323,416)	(73,166,243)
Class C
Shares Sold	319,928	$6,628,197	351,631	$7,152,115
Shares Issued for Reinvested Dividends	352,651	7,220,196	353,878	6,895,571
Shares Redeemed	(1,481,119)	(30,641,442)	(2,126,577)	(43,293,305)
Net Increase (Decrease)	(808,540)	(16,793,049)	(1,421,068)	(29,245,619)
Class I
Shares Sold	12,027,334	$249,419,435	13,048,470	$264,297,571
Shares Issued for Reinvested Dividends	6,331,182	129,376,639	5,669,770	111,059,555
Shares Redeemed	(21,107,124)	(436,625,509)	(30,403,522)	(616,525,351)
Net Increase (Decrease)	(2,748,608)	(57,829,435)	(11,685,282)	(241,168,225)
Class R3
Shares Sold	148,713	$3,136,886	178,297	$3,683,743
Shares Issued for Reinvested Dividends	91,702	1,896,814	89,593	1,768,738
Shares Redeemed	(466,897)	(10,074,636)	(416,561)	(8,574,794)
Net Increase (Decrease)	(226,482)	(5,040,936)	(148,671)	(3,122,313)
Class R4
Shares Sold	258,289	$5,481,664	292,013	$5,980,835
Shares Issued for Reinvested Dividends	152,446	3,159,715	132,460	2,625,607
Shares Redeemed	(743,458)	(15,727,323)	(670,860)	(13,825,868)
Net Increase (Decrease)	(332,723)	(7,085,944)	(246,387)	(5,219,426)

83

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	338,616	$7,149,389	429,438	$8,834,391
Shares Issued for Reinvested Dividends	189,053	3,954,130	202,226	4,037,982
Shares Redeemed	(611,988)	(12,934,778)	(1,388,495)	(28,595,426)
Net Increase (Decrease)	(84,319)	(1,831,259)	(756,831)	(15,723,053)
Class R6
Shares Sold	2,121,571	$45,340,262	2,933,315	$60,536,026
Shares Issued for Reinvested Dividends	848,277	17,821,434	641,812	12,919,148
Shares Redeemed	(2,632,638)	(56,130,350)	(2,944,220)	(61,222,060)
Net Increase (Decrease)	337,210	7,031,346	630,907	12,233,114
Class Y
Shares Sold	587,416	$12,542,871	2,653,217	$54,505,381
Shares Issued for Reinvested Dividends	400,588	8,413,503	398,906	8,005,847
Shares Redeemed	(1,725,406)	(36,948,941)	(3,566,692)	(74,825,919)
Net Increase (Decrease)	(737,402)	(15,992,567)	(514,569)	(12,314,691)
Class F
Shares Sold	8,136,064	$169,319,201	8,139,629	$165,759,631
Shares Issued for Reinvested Dividends	6,134,660	125,364,578	4,926,668	96,641,196
Shares Redeemed	(14,256,394)	(296,160,858)	(14,837,524)	(302,234,813)
Net Increase (Decrease)	14,330	(1,477,079)	(1,771,227)	(39,833,986)
Total Net Increase (Decrease)	(6,192,304)	$(135,916,701)	(19,236,544)	$(407,560,442)
Growth Opportunities Fund
Class A
Shares Sold	2,709,460	$161,039,642	3,313,782	$158,478,855
Shares Redeemed	(6,418,831)	(384,774,130)	(7,982,650)	(384,256,274)
Net Increase (Decrease)	(3,709,371)	(223,734,488)	(4,668,868)	(225,777,419)
Class C(1)
Shares Sold	136,092	$8,053,657	760,511	$9,579,711
Shares Redeemed	(534,109)	(31,552,607)	(9,752,588)	(54,798,049)
Net Increase (Decrease)	(398,017)	(23,498,950)	(8,992,077)	(45,218,338)
Class I
Shares Sold	2,655,376	$175,576,712	3,688,168	$200,565,609
Shares Redeemed	(4,712,663)	(316,879,132)	(5,855,040)	(309,791,506)
Net Increase (Decrease)	(2,057,287)	(141,302,420)	(2,166,872)	(109,225,897)
Class R3
Shares Sold	101,741	$5,920,707	99,168	$4,690,569
Shares Redeemed	(114,536)	(6,830,437)	(375,603)	(17,376,932)
Net Increase (Decrease)	(12,795)	(909,730)	(276,435)	(12,686,363)
Class R4
Shares Sold	86,594	$5,666,682	207,198	$11,318,375
Shares Redeemed	(190,915)	(12,935,431)	(415,201)	(21,781,911)
Net Increase (Decrease)	(104,321)	(7,268,749)	(208,003)	(10,463,536)
Class R5
Shares Sold	21,757	$1,601,827	24,317	$1,470,961
Shares Redeemed	(36,854)	(2,692,953)	(73,715)	(3,970,361)
Net Increase (Decrease)	(15,097)	(1,091,126)	(49,398)	(2,499,400)
Class R6
Shares Sold	118,455	$9,106,564	168,745	$9,891,909
Shares Redeemed	(163,720)	(12,777,800)	(425,459)	(24,550,286)
Net Increase (Decrease)	(45,265)	(3,671,236)	(256,714)	(14,658,377)
Class Y
Shares Sold	6,369,666	$514,460,556	349,821	$21,679,169
Shares Redeemed	(810,376)	(63,957,830)	(531,762)	(32,074,518)
Net Increase (Decrease)	5,559,290	450,502,726	(181,941)	(10,395,349)

84

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class F
Shares Sold	4,548,469	$311,730,651	2,548,054	$141,184,023
Shares Redeemed	(3,735,805)	(254,159,023)	(5,132,400)	(276,840,339)
Net Increase (Decrease)	812,664	57,571,628	(2,584,346)	(135,656,316)
Total Net Increase (Decrease)	29,801	$106,597,655	(19,384,654)	$(566,580,995)
Healthcare Fund
Class A
Shares Sold	460,080	$15,913,117	699,688	$26,667,714
Shares Issued for Reinvested Dividends	860,285	31,207,131	—	—
Shares Redeemed	(4,226,126)	(146,081,471)	(2,922,736)	(111,432,996)
Net Increase (Decrease)	(2,905,761)	(98,961,223)	(2,223,048)	(84,765,282)
Class C
Shares Sold	33,028	$775,460	45,115	$1,210,368
Shares Issued for Reinvested Dividends	89,031	2,175,914	—	—
Shares Redeemed	(638,262)	(14,825,547)	(915,146)	(24,081,634)
Net Increase (Decrease)	(516,203)	(11,874,173)	(870,031)	(22,871,266)
Class I
Shares Sold	1,448,729	$56,470,234	720,290	$31,083,818
Shares Issued for Reinvested Dividends	251,730	10,016,273	—	—
Shares Redeemed	(2,459,274)	(93,580,525)	(1,905,462)	(78,900,659)
Net Increase (Decrease)	(758,815)	(27,094,018)	(1,185,172)	(47,816,841)
Class R3
Shares Sold	61,883	$2,182,131	55,429	$2,138,683
Shares Issued for Reinvested Dividends	23,760	877,234	—	—
Shares Redeemed	(146,548)	(5,264,941)	(180,535)	(7,019,362)
Net Increase (Decrease)	(60,905)	(2,205,576)	(125,106)	(4,880,679)
Class R4
Shares Sold	41,501	$1,645,122	30,916	$1,296,331
Shares Issued for Reinvested Dividends	9,441	383,951	—	—
Shares Redeemed	(116,981)	(4,818,514)	(113,852)	(4,903,670)
Net Increase (Decrease)	(66,039)	(2,789,441)	(82,936)	(3,607,339)
Class R5
Shares Sold	5,286	$220,453	28,294	$1,331,817
Shares Issued for Reinvested Dividends	1,858	82,220	—	—
Shares Redeemed	(82,414)	(3,803,600)	(52,591)	(2,451,309)
Net Increase (Decrease)	(75,270)	(3,500,927)	(24,297)	(1,119,492)
Class R6
Shares Sold	23,521	$1,020,291	74,108	$3,510,281
Shares Issued for Reinvested Dividends	6,197	280,454	—	—
Shares Redeemed	(48,194)	(2,069,553)	(1,204,013)	(57,576,695)
Net Increase (Decrease)	(18,476)	(768,808)	(1,129,905)	(54,066,414)
Class Y
Shares Sold	18,139	$786,705	59,712	$2,802,790
Shares Issued for Reinvested Dividends	26,428	1,191,258	—	—
Shares Redeemed	(454,043)	(19,449,239)	(477,523)	(22,118,982)
Net Increase (Decrease)	(409,476)	(17,471,276)	(417,811)	(19,316,192)
Class F
Shares Sold	72,061	$2,788,304	73,555	$3,118,147
Shares Issued for Reinvested Dividends	35,370	1,419,236	—	—
Shares Redeemed	(234,615)	(8,954,002)	(163,430)	(6,905,329)
Net Increase (Decrease)	(127,184)	(4,746,462)	(89,875)	(3,787,182)
Total Net Increase (Decrease)	(4,938,129)	$(169,411,904)	(6,148,181)	$(242,230,687)

85

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
MidCap Fund
Class A
Shares Sold	2,356,484	$59,546,952	3,308,776	$84,238,570
Shares Issued for Reinvested Dividends	4,690,844	125,855,349	2,134,231	51,029,462
Shares Redeemed	(17,005,853)	(431,910,475)	(16,915,457)	(429,767,345)
Net Increase (Decrease)	(9,958,525)	(246,508,174)	(11,472,450)	(294,499,313)
Class C(2)
Shares Sold	83,581	$2,165,411	263,054	$3,601,073
Shares Issued for Reinvested Dividends	216,056	5,844,305	546,334	6,632,061
Shares Redeemed	(1,808,497)	(46,229,016)	(8,855,324)	(66,750,934)
Net Increase (Decrease)	(1,508,860)	(38,219,300)	(8,045,936)	(56,517,800)
Class I
Shares Sold	3,218,033	$86,796,256	5,156,717	$141,503,552
Shares Issued for Reinvested Dividends	1,719,473	49,452,037	971,896	24,744,469
Shares Redeemed	(13,160,157)	(357,594,319)	(19,618,915)	(529,768,853)
Net Increase (Decrease)	(8,222,651)	(221,346,026)	(13,490,302)	(363,520,832)
Class R3
Shares Sold	175,397	$5,190,802	189,942	$5,609,956
Shares Issued for Reinvested Dividends	91,173	2,866,479	42,865	1,195,077
Shares Redeemed	(642,585)	(19,129,524)	(521,878)	(15,501,774)
Net Increase (Decrease)	(376,015)	(11,072,243)	(289,071)	(8,696,741)
Class R4
Shares Sold	120,429	$3,881,888	223,158	$7,136,841
Shares Issued for Reinvested Dividends	57,949	1,983,599	35,056	1,056,244
Shares Redeemed	(577,051)	(18,648,843)	(897,830)	(28,920,622)
Net Increase (Decrease)	(398,673)	(12,783,356)	(639,616)	(20,727,537)
Class R5
Shares Sold	73,449	$2,562,980	139,278	$4,699,936
Shares Issued for Reinvested Dividends	48,433	1,765,395	35,281	1,125,457
Shares Redeemed	(363,875)	(12,460,982)	(1,118,010)	(37,587,156)
Net Increase (Decrease)	(241,993)	(8,132,607)	(943,451)	(31,761,763)
Class R6
Shares Sold	762,319	$27,001,724	1,282,423	$44,384,718
Shares Issued for Reinvested Dividends	360,293	13,424,521	230,036	7,487,691
Shares Redeemed	(5,605,133)	(196,055,567)	(7,356,634)	(250,960,691)
Net Increase (Decrease)	(4,482,521)	(155,629,322)	(5,844,175)	(199,088,282)
Class Y
Shares Sold	331,750	$11,715,761	1,315,336	$45,320,583
Shares Issued for Reinvested Dividends	244,425	9,060,827	162,652	5,273,187
Shares Redeemed	(3,444,546)	(119,596,773)	(5,640,688)	(195,509,992)
Net Increase (Decrease)	(2,868,371)	(98,820,185)	(4,162,700)	(144,916,222)
Class F
Shares Sold	5,611,380	$151,756,480	7,016,608	$191,598,318
Shares Issued for Reinvested Dividends	3,368,691	97,826,798	1,561,537	40,084,661
Shares Redeemed	(17,787,201)	(490,837,030)	(18,100,862)	(495,708,126)
Net Increase (Decrease)	(8,807,130)	(241,253,752)	(9,522,717)	(264,025,147)
Total Net Increase (Decrease)	(36,864,739)	$(1,033,764,965)	(54,410,418)	$(1,383,753,637)
MidCap Value Fund
Class A
Shares Sold	1,964,973	$30,719,218	1,821,444	$29,916,556
Shares Issued for Reinvested Dividends	3,303,616	53,909,032	1,818,899	27,909,782
Shares Redeemed	(4,530,422)	(70,525,894)	(3,690,758)	(60,453,694)
Net Increase (Decrease)	738,167	14,102,356	(50,415)	(2,627,356)
Class C
Shares Sold	25,701	$271,561	27,711	$329,969
Shares Issued for Reinvested Dividends	60,917	680,476	42,195	464,266
Shares Redeemed	(170,336)	(1,810,480)	(205,504)	(2,420,520)
Net Increase (Decrease)	(83,718)	(858,443)	(135,598)	(1,626,285)

86

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares Sold	10,175,935	$163,709,489	518,523	$8,614,576
Shares Issued for Reinvested Dividends	328,119	5,445,813	198,687	3,102,274
Shares Redeemed	(2,105,022)	(32,837,741)	(1,049,567)	(17,574,352)
Net Increase (Decrease)	8,399,032	136,317,561	(332,357)	(5,857,502)
Class R3
Shares Sold	50,632	$856,726	36,854	$651,422
Shares Issued for Reinvested Dividends	44,446	783,321	23,866	390,590
Shares Redeemed	(80,701)	(1,402,703)	(40,466)	(724,931)
Net Increase (Decrease)	14,377	237,344	20,254	317,081
Class R4
Shares Sold	29,092	$519,420	30,524	$561,757
Shares Issued for Reinvested Dividends	28,716	526,285	17,197	291,520
Shares Redeemed	(51,389)	(963,690)	(64,568)	(1,209,821)
Net Increase (Decrease)	6,419	82,015	(16,847)	(356,544)
Class R5
Shares Sold	16,345	$293,082	6,201	$111,584
Shares Issued for Reinvested Dividends	15,390	287,952	8,115	140,909
Shares Redeemed	(31,897)	(575,781)	(3,382)	(62,100)
Net Increase (Decrease)	(162)	5,253	10,934	190,393
Class R6
Shares Sold	73,953	$1,225,199	207,715	$3,716,404
Shares Issued for Reinvested Dividends	30,452	505,708	635	9,926
Shares Redeemed	(80,369)	(1,289,053)	(1,020)	(17,000)
Net Increase (Decrease)	24,036	441,854	207,330	3,709,330
Class Y
Shares Sold	50,550	$937,885	100,612	$1,863,658
Shares Issued for Reinvested Dividends	44,219	830,480	25,088	437,120
Shares Redeemed	(134,309)	(2,425,032)	(145,202)	(2,669,963)
Net Increase (Decrease)	(39,540)	(656,667)	(19,502)	(369,185)
Class F
Shares Sold	5,043,039	$79,505,876	3,827,595	$63,598,222
Shares Issued for Reinvested Dividends	3,943,089	65,486,678	2,287,366	35,752,266
Shares Redeemed	(6,623,481)	(106,673,777)	(6,587,747)	(109,817,420)
Net Increase (Decrease)	2,362,647	38,318,777	(472,786)	(10,466,932)
Total Net Increase (Decrease)	11,421,258	$187,990,050	(788,987)	$(17,087,000)
US MidCap Opportunities Fund
Class A
Shares Sold	3,191,190	$58,351,210	2,148,301	$38,840,840
Shares Issued for Reinvested Dividends	778,468	14,927,182	128,324	2,161,151
Shares Redeemed	(1,934,104)	(35,325,172)	(1,125,512)	(20,213,735)
Net Increase (Decrease)	2,035,554	37,953,220	1,151,113	20,788,256
Class C
Shares Sold	93,727	$1,696,706	96,929	$1,729,788
Shares Issued for Reinvested Dividends	148,510	2,793,474	28,358	468,185
Shares Redeemed	(1,125,473)	(19,936,184)	(492,052)	(8,690,401)
Net Increase (Decrease)	(883,236)	(15,446,004)	(366,765)	(6,492,428)
Class I
Shares Sold	5,029,463	$97,637,278	5,396,403	$102,839,121
Shares Issued for Reinvested Dividends	2,038,975	41,380,630	457,737	8,154,020
Shares Redeemed	(10,189,301)	(198,103,495)	(6,658,317)	(126,357,016)
Net Increase (Decrease)	(3,120,863)	(59,085,587)	(804,177)	(15,363,875)
Class R3
Shares Sold	12,517	$235,760	15,702	$303,758
Shares Issued for Reinvested Dividends	7,262	142,331	1,460	24,943
Shares Redeemed	(13,826)	(261,924)	(38,888)	(690,376)
Net Increase (Decrease)	5,953	116,167	(21,726)	(361,675)

87

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	7,301	$138,407	2,576	$48,183
Shares Issued for Reinvested Dividends	1,994	40,065	553	9,709
Shares Redeemed	(2,699)	(52,145)	(15,310)	(288,190)
Net Increase (Decrease)	6,596	126,327	(12,181)	(230,298)
Class R5
Shares Sold	22,402	$439,926	5,592	$107,397
Shares Issued for Reinvested Dividends	3,060	61,984	634	11,266
Shares Redeemed	(13,820)	(276,340)	(5,890)	(116,983)
Net Increase (Decrease)	11,642	225,570	336	1,680
Class Y
Shares Sold	121,869	$2,364,715	71,987	$1,378,619
Shares Issued for Reinvested Dividends	216,987	4,402,005	63,423	1,128,087
Shares Redeemed	(835,732)	(16,324,232)	(1,193,670)	(22,122,369)
Net Increase (Decrease)	(496,876)	(9,557,512)	(1,058,260)	(19,615,663)
Class F
Shares Sold	1,457,078	$28,216,140	1,662,031	$31,308,075
Shares Issued for Reinvested Dividends	550,388	11,175,495	122,833	2,191,472
Shares Redeemed	(1,769,390)	(34,481,408)	(1,744,433)	(33,279,374)
Net Increase (Decrease)	238,076	4,910,227	40,431	220,173
Class SDR
Shares Sold	820,771	$16,009,798	990,049	$19,098,948
Shares Issued for Reinvested Dividends	223,393	4,547,007	40,096	716,927
Shares Redeemed	(778,559)	(15,180,584)	(532,484)	(10,179,703)
Net Increase (Decrease)	265,605	5,376,221	497,661	9,636,172
Total Net Increase (Decrease)	(1,937,549)	$(35,381,371)	(573,568)	$(11,417,658)
US Small Cap Opportunities Fund
Class A
Shares Sold	118,130	$3,411,235	106,535	$2,916,104
Shares Issued for Reinvested Dividends	69,944	2,134,000	—	—
Shares Redeemed	(231,794)	(6,558,025)	(233,678)	(6,516,112)
Net Increase (Decrease)	(43,720)	(1,012,790)	(127,143)	(3,600,008)
Class C
Shares Sold	3,595	$101,648	11,125	$298,605
Shares Issued for Reinvested Dividends	10,197	306,110	—	—
Shares Redeemed	(68,965)	(1,937,078)	(55,101)	(1,503,952)
Net Increase (Decrease)	(55,173)	(1,529,320)	(43,976)	(1,205,347)
Class I
Shares Sold	433,199	$13,392,756	554,243	$16,073,416
Shares Issued for Reinvested Dividends	236,054	7,754,361	4,571	136,073
Shares Redeemed	(1,421,043)	(43,718,199)	(2,842,597)	(82,418,271)
Net Increase (Decrease)	(751,790)	(22,571,082)	(2,283,783)	(66,208,782)
Class R3
Shares Sold	6,785	$201,961	6,211	$177,928
Shares Issued for Reinvested Dividends	2,647	83,493	—	—
Shares Redeemed	(12,997)	(372,803)	(18,060)	(509,700)
Net Increase (Decrease)	(3,565)	(87,349)	(11,849)	(331,772)
Class R4
Shares Sold	9,624	$284,074	2,506	$73,495
Shares Issued for Reinvested Dividends	984	31,829	—	—
Shares Redeemed	(6,589)	(199,184)	(10,617)	(307,150)
Net Increase (Decrease)	4,019	116,719	(8,111)	(233,655)
Class R5
Shares Sold	811	$24,946	996	$28,516
Shares Issued for Reinvested Dividends	450	14,782	34	1,023
Shares Redeemed	(450)	(12,499)	(19,901)	(600,496)
Net Increase (Decrease)	811	27,229	(18,871)	(570,957)

88

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	60,231	$1,815,105	417,552	$12,179,538
Shares Issued for Reinvested Dividends	14,642	481,264	1,356	40,360
Shares Redeemed	(80,249)	(2,563,257)	(1,223,055)	(36,164,818)
Net Increase (Decrease)	(5,376)	(266,888)	(804,147)	(23,944,920)
Class F
Shares Sold	57,009	$1,726,831	66,354	$1,953,724
Shares Issued for Reinvested Dividends	26,855	886,203	1,213	36,213
Shares Redeemed	(111,233)	(3,413,332)	(168,234)	(4,954,770)
Net Increase (Decrease)	(27,369)	(800,298)	(100,667)	(2,964,833)
Class SDR
Shares Sold	84,006	$2,572,121	1,141,290	$34,758,231
Shares Issued for Reinvested Dividends	48,542	1,604,325	2,372	70,904
Shares Redeemed	(1,748,934)	(57,451,196)	(199,770)	(5,998,614)
Net Increase (Decrease)	(1,616,386)	(53,274,750)	943,892	28,830,521
Total Net Increase (Decrease)	(2,498,549)	$(79,398,529)	(2,454,655)	$(70,229,753)
Small Cap Growth Fund
Class A
Shares Sold	90,796	$3,681,237	98,871	$4,128,274
Shares Issued for Reinvested Dividends	563,216	24,011,598	146,574	5,533,183
Shares Redeemed	(683,352)	(26,374,272)	(525,834)	(21,933,130)
Net Increase (Decrease)	(29,340)	1,318,563	(280,389)	(12,271,673)
Class C(2)
Shares Sold	4,492	$183,175	19,425	$419,824
Shares Issued for Reinvested Dividends	4,734	210,744	4,579	90,111
Shares Redeemed	(14,246)	(563,842)	(57,605)	(519,619)
Net Increase (Decrease)	(5,020)	(169,923)	(33,601)	(9,684)
Class I
Shares Sold	191,132	$8,238,844	115,750	$5,200,094
Shares Issued for Reinvested Dividends	144,784	6,830,109	40,612	1,673,198
Shares Redeemed	(376,040)	(16,209,949)	(337,217)	(15,189,737)
Net Increase (Decrease)	(40,124)	(1,140,996)	(180,855)	(8,316,445)
Class R3
Shares Sold	36,235	$1,321,661	16,027	$642,313
Shares Issued for Reinvested Dividends	17,976	736,410	5,829	212,751
Shares Redeemed	(28,356)	(1,066,615)	(55,744)	(2,256,630)
Net Increase (Decrease)	25,855	991,456	(33,888)	(1,401,566)
Class R4
Shares Sold	20,756	$846,488	28,317	$1,249,431
Shares Issued for Reinvested Dividends	24,893	1,137,596	6,470	259,595
Shares Redeemed	(103,928)	(4,212,022)	(68,392)	(2,936,242)
Net Increase (Decrease)	(58,279)	(2,227,938)	(33,605)	(1,427,216)
Class R5
Shares Sold	6,170	$309,600	45,684	$2,259,030
Shares Issued for Reinvested Dividends	40,314	2,054,247	9,503	419,366
Shares Redeemed	(343,128)	(16,396,255)	(45,276)	(2,214,845)
Net Increase (Decrease)	(296,644)	(14,032,408)	9,911	463,551
Class R6
Shares Sold	279,910	$12,857,481	155,558	$7,863,382
Shares Issued for Reinvested Dividends	85,466	4,484,346	25,271	1,144,515
Shares Redeemed	(215,147)	(10,364,779)	(329,479)	(16,318,939)
Net Increase (Decrease)	150,229	6,977,048	(148,650)	(7,311,042)
Class Y
Shares Sold	37,701	$1,756,542	319,648	$15,714,270
Shares Issued for Reinvested Dividends	48,457	2,540,076	49,728	2,247,723
Shares Redeemed	(469,254)	(23,429,103)	(2,218,944)	(111,387,012)
Net Increase (Decrease)	(383,096)	(19,132,485)	(1,849,568)	(93,425,019)

89

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class F
Shares Sold	343,156	$15,238,744	58,048	$2,587,773
Shares Issued for Reinvested Dividends	77,960	3,716,991	21,090	876,923
Shares Redeemed	(329,524)	(14,553,040)	(144,048)	(6,579,018)
Net Increase (Decrease)	91,592	4,402,695	(64,910)	(3,114,322)
Total Net Increase (Decrease)	(544,827)	$(23,013,988)	(2,615,555)	$(126,813,416)
Small Cap Value Fund
Class A
Shares Sold	279,017	$3,430,235	396,050	$4,616,041
Shares Issued for Reinvested Dividends	180,422	2,409,264	143,313	1,629,023
Shares Redeemed	(685,046)	(8,386,706)	(770,425)	(9,064,158)
Net Increase (Decrease)	(225,607)	(2,547,207)	(231,062)	(2,819,094)
Class C
Shares Sold	20,875	$216,995	19,244	$194,333
Shares Issued for Reinvested Dividends	5,226	58,479	4,875	45,570
Shares Redeemed	(43,056)	(422,696)	(80,719)	(781,309)
Net Increase (Decrease)	(16,955)	(147,222)	(56,600)	(541,406)
Class I
Shares Sold	555,468	$7,113,637	432,015	$5,146,420
Shares Issued for Reinvested Dividends	85,248	1,137,000	61,148	699,430
Shares Redeemed	(1,692,681)	(19,969,366)	(599,529)	(7,045,011)
Net Increase (Decrease)	(1,051,965)	(11,718,729)	(106,366)	(1,199,161)
Class R3
Shares Sold	7,868	$101,556	5,014	$61,771
Shares Issued for Reinvested Dividends	1,888	26,577	1,465	17,434
Shares Redeemed	(9,902)	(114,623)	(8,519)	(112,698)
Net Increase (Decrease)	(146)	13,510	(2,040)	(33,493)
Class R4
Shares Sold	4,075	$54,362	803	$10,090
Shares Issued for Reinvested Dividends	539	7,700	373	4,539
Shares Redeemed	(285)	(3,825)	(47)	(584)
Net Increase (Decrease)	4,329	58,237	1,129	14,045
Class R5
Shares Sold	7,945	$107,571	6,980	$84,763
Shares Issued for Reinvested Dividends	382	5,420	5,989	72,871
Shares Redeemed	(4,124)	(52,702)	(178,811)	(2,299,188)
Net Increase (Decrease)	4,203	60,289	(165,842)	(2,141,554)
Class R6
Shares Sold	424,276	$5,530,128	128,185	$1,608,926
Shares Issued for Reinvested Dividends	34,420	488,090	26,489	322,438
Shares Redeemed	(143,302)	(1,874,857)	(149,058)	(1,867,797)
Net Increase (Decrease)	315,394	4,143,361	5,616	63,567
Class Y
Shares Sold	6,725,746	$83,568,396	111,960	$1,376,693
Shares Issued for Reinvested Dividends	7,362	104,234	7,838	95,196
Shares Redeemed	(475,018)	(6,299,616)	(157,474)	(2,010,743)
Net Increase (Decrease)	6,258,090	77,373,014	(37,676)	(538,854)
Class F
Shares Sold	775,915	$9,652,598	532,903	$6,210,819
Shares Issued for Reinvested Dividends	118,360	1,573,364	86,983	995,586
Shares Redeemed	(1,474,271)	(17,705,418)	(390,442)	(4,740,356)
Net Increase (Decrease)	(579,996)	(6,479,456)	229,444	2,466,049
Total Net Increase (Decrease)	4,707,347	$60,755,797	(363,397)	$(4,729,901)

90

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Small Company Fund
Class A
Shares Sold	782,013	$15,561,855	1,092,853	$20,104,382
Shares Redeemed	(2,372,281)	(47,371,160)	(2,727,006)	(50,191,000)
Net Increase (Decrease)	(1,590,268)	(31,809,305)	(1,634,153)	(30,086,618)
Class C(2)
Shares Sold	8,180	$138,369	20,118	$169,570
Shares Redeemed	(51,505)	(929,036)	(291,751)	(1,488,194)
Net Increase (Decrease)	(43,325)	(790,667)	(271,633)	(1,318,624)
Class I
Shares Sold	121,640	$2,703,054	93,201	$1,929,952
Shares Redeemed	(464,417)	(10,112,607)	(322,866)	(6,595,885)
Net Increase (Decrease)	(342,777)	(7,409,553)	(229,665)	(4,665,933)
Class R3
Shares Sold	83,253	$1,862,161	82,714	$1,728,761
Shares Redeemed	(177,893)	(3,991,101)	(142,822)	(3,069,122)
Net Increase (Decrease)	(94,640)	(2,128,940)	(60,108)	(1,340,361)
Class R4
Shares Sold	29,495	$745,924	59,000	$1,370,134
Shares Redeemed	(95,942)	(2,371,805)	(101,957)	(2,361,664)
Net Increase (Decrease)	(66,447)	(1,625,881)	(42,957)	(991,530)
Class R5
Shares Sold	10,993	$316,901	14,092	$354,332
Shares Redeemed	(35,408)	(963,150)	(85,958)	(2,249,489)
Net Increase (Decrease)	(24,415)	(646,249)	(71,866)	(1,895,157)
Class R6
Shares Sold	85,195	$2,482,701	118,881	$3,194,789
Shares Redeemed	(115,588)	(3,478,054)	(115,715)	(3,194,969)
Net Increase (Decrease)	(30,393)	(995,353)	3,166	(180)
Class Y
Shares Sold	13,846	$419,449	49,836	$1,275,851
Shares Redeemed	(69,567)	(1,924,637)	(218,174)	(5,665,253)
Net Increase (Decrease)	(55,721)	(1,505,188)	(168,338)	(4,389,402)
Class F
Shares Sold	1,911,765	$42,709,884	1,675,404	$34,464,237
Shares Redeemed	(3,008,971)	(67,574,634)	(2,883,062)	(60,124,486)
Net Increase (Decrease)	(1,097,206)	(24,864,750)	(1,207,658)	(25,660,249)
Total Net Increase (Decrease)	(3,345,192)	$(71,775,886)	(3,683,212)	$(70,348,054)

(1)	Share transactions have been adjusted to reflect the effect of a 4 for 1 reverse share split on September 13, 2024 (See Note 14 of the Notes to Financial Statements).
(2)	Share transactions have been adjusted to reflect the effect of a 2 for 1 reverse share split on September 13, 2024 (See Note 14 of the Notes to Financial Statements).
12.
Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated February 27, 2025. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford mutual funds and ETFs) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. As of February 27, 2025, the interest rate on borrowings is equal to the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an applicable margin. The facility also charges a commitment fee. From November 1, 2024 through February 27, 2025, the Funds (together with certain other Hartford mutual funds and ETFs) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the year ended October 31, 2025, none of the Funds had borrowings under these facilities.

91

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

13.
Indemnifications:
Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
14.
Reverse Stock Split for Class C shares of the Growth Opportunities Fund, the MidCap Fund, the Small Cap Growth Fund, and the Small Company Fund:
The Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. approved a reverse stock split of the issued and outstanding Class C shares (the “Reverse Stock Split”) of each of the Growth Opportunities Fund, the MidCap Fund, the Small Cap Growth Fund, and the Small Company Fund. References to a "Fund" in this section refer only to the Growth Opportunities Fund, the MidCap Fund, the Small Cap Growth Fund, and the Small Company Fund. The Reverse Stock Split was completed after the close of business on September 13, 2024 (the “Effective Date”). As a result of the Reverse Stock Split, for each Class C share of a Fund that a shareholder owned as of the Effective Date, the shareholder received a proportional number of Class C shares of the same Fund with the same aggregate dollar value. Thus, the total dollar value of an investment in Class C shares of a Fund was unchanged and each shareholder continues to own the same percentage (by value) of the class of the same Fund immediately following the Reverse Stock Split as the shareholder owned immediately prior to the Reverse Stock Split. The Reverse Stock Split was not a taxable event, nor did it impact the net assets, operational results or total return of the Funds. The Reverse Stock Split was carried out in accordance with a stock split ratio set forth below, calculated to result in a net asset value per share that better aligned the share class prices of such Fund. The shares outstanding, NAV per share and other per share information have been updated in the accompanying financial statements and the financial highlights to reflect the effect of the Reverse Stock Split.
Name	Ratio
Growth Opportunities Fund	4:1
MidCap Fund	2:1
Small Cap Growth Fund	2:1
Small Company Fund	2:1
15.
Recent Accounting Pronouncement:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU.
16.
Subsequent Events:
In connection with the preparation of the financial statements of the Funds as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.
Effective November 1, 2025, HFMC has modified the expense limitation arrangement for Class A shares of the US Small Cap Opportunities Fund to further limit expenses in such class and has extended the term of the expense limitation arrangement for each share class of the US Small Cap Opportunities Fund. Effective November 1, 2025, HFMC has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses as follows for US Small Cap Opportunities Fund: 1.27% (Class A), 2.10% (Class C),1.10%(Class I),1.65% (Class R3), 1.35% (Class R4), 1.05% (Class R5), 1.05% (Class Y), 0.95% (Class F), and 0.95% (Class SDR). This contractual arrangement will remain in effect through February 28, 2027 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.

92

Report of Independent Registered Public Accounting Firm
To the Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. and Shareholders of The Hartford Capital Appreciation Fund, Hartford Core Equity Fund, The Hartford Dividend and Growth Fund, The Hartford Equity Income Fund, The Hartford Growth Opportunities Fund, The Hartford Healthcare Fund, The Hartford MidCap Fund, The Hartford MidCap Value Fund, Hartford Schroders US MidCap Opportunities Fund, Hartford Schroders US Small Cap Opportunities Fund, The Hartford Small Cap Growth Fund, Hartford Small Cap Value Fund and The Hartford Small Company Fund

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Hartford Capital Appreciation Fund, Hartford Core Equity Fund, The Hartford Dividend and Growth Fund, The Hartford Equity Income Fund, The Hartford Healthcare Fund, The Hartford MidCap Fund, The Hartford MidCap Value Fund, Hartford Small Cap Value Fund and The Hartford Small Company Fund (nine of the funds constituting The Hartford Mutual Funds, Inc.) and The Hartford Growth Opportunities Fund, The Hartford Small Cap Growth Fund, Hartford Schroders US MidCap Opportunities Fund and Hartford Schroders US Small Cap Opportunities Fund (four of the funds constituting The Hartford Mutual Funds II, Inc.) (hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent, portfolio companies, and brokers; when replies were not received from brokers and portfolio companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 23, 2025
We have served as the auditor of one or more investment companies in the Hartford Funds group of investment companies since 2020.

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Hartford Domestic Equity Funds
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

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Hartford Domestic Equity Funds
Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

95

Hartford Domestic Equity Funds
 Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by each Company during the period November 1, 2024 through October 31, 2025:
(1) All directors and all members of any advisory board for regular compensation:
        All series of The Hartford Mutual Funds, Inc.: $2,010,688
        All series of The Hartford Mutual Funds II, Inc.: $528,717
(2) Each director and each member of an advisory board for special compensation: Not applicable.
(3) All officers: Except for a portion of the CCO’s compensation, none of the series of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. paid any remuneration to their officers. The aggregate remuneration paid to the CCO is as follows:
        All series of The Hartford Mutual Funds, Inc.: $203,427
        All series of The Hartford Mutual Funds II, Inc.: $53,279
(4) Each person of whom any officer or director of the Fund is an affiliated person: Not applicable.

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Hartford Domestic Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

The Hartford Mutual Funds, Inc.
The Hartford Mutual Funds II, Inc.
The Hartford Capital Appreciation Fund
Hartford Core Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund
The Hartford Growth Opportunities Fund
The Hartford Healthcare Fund
The Hartford MidCap Fund
The Hartford MidCap Value Fund
Hartford Schroders US MidCap Opportunities Fund
Hartford Schroders US Small Cap Opportunities Fund
The Hartford Small Cap Growth Fund
Hartford Small Cap Value Fund
The Hartford Small Company Fund
(each, a “Fund” and collectively, the “Funds”)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At their meeting held on September 10-11, 2025, the Boards of Directors (collectively, the “Board”) of The Hartford Mutual Funds, Inc. (“HMF”) and The Hartford Mutual Funds II, Inc. (“HMF II”), including the Independent Directors, unanimously voted to approve (i) the continuation of an investment management agreement by and between Hartford Funds Management Company, LLC (“HFMC”) and each of HMF, on behalf of each of The Hartford Capital Appreciation Fund, Hartford Core Equity Fund, The Hartford Dividend and Growth Fund, The Hartford Equity Income Fund, The Hartford MidCap Fund, The Hartford MidCap Value Fund, and Hartford Small Cap Value Fund and HMF II, on behalf of each of The Hartford Growth Opportunities Fund, Hartford Schroders US MidCap Opportunities Fund, Hartford Schroders US Small Cap Opportunities Fund and The Hartford Small Cap Growth Fund (the “Management Agreement”); (ii) the continuation of a separate investment management agreement by and between HFMC and HMF, on behalf of each of The Hartford Healthcare Fund and The Hartford Small Company Fund (the “2013 Investment Management Agreement” and together with the Management Agreement, the “Management Agreements”); (iii) with respect to The Hartford Capital Appreciation Fund, Hartford Core Equity Fund, The Hartford Dividend and Growth Fund, The Hartford Equity Income Fund, The Hartford Growth Opportunities Fund, The Hartford Healthcare Fund, The Hartford MidCap Fund, The Hartford MidCap Value Fund, The Hartford Small Cap Growth Fund, Hartford Small Cap Value Fund and The Hartford Small Company Fund, the continuation of investment sub-advisory agreements (the “Wellington Sub-Advisory Agreements”) between HFMC and Wellington Management Company LLP (“Wellington”); and (iv) with respect to Hartford Schroders US MidCap Opportunities Fund and Hartford Schroders US Small Cap Opportunities Fund, the continuation of an investment sub-advisory agreement (the “Schroders Sub-Advisory Agreement” and together with the Wellington Sub-Advisory Agreements, the “Sub-Advisory Agreements” and together with the Management Agreements, the “Agreements”) by and between HFMC and Schroder Investment Management North America Inc. (“SIMNA Inc.” and together with Wellington, the “Sub-advisers” and together with HFMC, the “Advisers”).
In the months preceding the September 10-11, 2025 meeting, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Directors and supporting materials relating to those questions and responses. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Agreements, as applicable, with respect to each Fund, which included information furnished to the Board and its committees at their meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Agreements that was presented at the Board’s meetings held on June 17-18, 2025 and September 10-11, 2025. Information provided to the Board and its committees at their meetings throughout the year included, among other things, reports on Fund performance, legal, compliance and risk management matters, sales and marketing activity, shareholder services, and the other services provided to each Fund by the Advisers and their affiliates. The members of the Board also considered the materials and presentations by Fund officers and representatives of HFMC received at the Board’s meetings on June 17-18, 2025 and September 10-11, 2025 concerning the Agreements, Fund fees and expenses and performance and other investment-related matters.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Independent Directors engaged service providers to assist them with evaluating the Agreements with respect to each Fund, as applicable. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Board with reports on how each Fund’s contractual management fees, actual management fees, total expense ratios and investment performance compared to those of an appropriate group of investment companies selected by Broadridge. The Independent Directors also engaged an independent consultant (the “Consultant”) to assist them in evaluating each Fund’s fees and expenses.
In determining whether to approve the continuation of the Agreements for a Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements. Throughout the evaluation process, the Board was assisted by counsel for the Funds and the Independent Directors were also separately assisted by independent legal counsel. In connection with their deliberations, the Independent Directors met separately with independent legal counsel and the Consultant on June 11, 2025 and in executive session on several occasions to consider their responsibilities under relevant laws and regulations and to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the continuation of the Agreements. As a result of the discussions that occurred during the June 11, 2025 and June 17-18, 2025 meetings, the Independent Directors presented HFMC and its affiliates with requests for additional information on certain topics. HFMC responded to these requests with additional information in connection with the September 10-11, 2025 meeting. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the continuation of the Agreements is provided below.
Nature, Extent and Quality of Services Provided by the Advisers
The Board requested and considered information concerning the nature, extent and quality of the services provided to each Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. The Board considered each Adviser’s reputation and overall financial strength, as well as each Adviser’s willingness to consider and implement organizational and operational changes designed to enhance services to the funds managed by HFMC and its affiliates (the “Hartford funds”). In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Funds and other Hartford funds.
The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board reviewed information about each Adviser’s compliance policies and procedures and compliance history, and a report from the Funds’ Chief Compliance Officer about each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulators. The Board also noted the Advisers’ support of the Funds’ compliance control structure, as applicable, including the resources devoted by the Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the Funds’ risk management programs, as well as the efforts of the Advisers to address cybersecurity risks. The Board also considered HFMC’s investments in business continuity planning designed to benefit the Funds. The Board also noted HFMC’s commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes to the market, regulatory and control environments in which the Funds and their service providers operate.
With respect to HFMC, the Board noted that, under the Management Agreements, HFMC is responsible for the management of the Funds, including oversight of fund operations and service providers, and the provision of investment advisory and administrative services in connection with selecting, monitoring and supervising each Sub-adviser. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by HFMC that were not delegated to or assumed by a Sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and ongoing oversight of the Hartford funds’ portfolio managers. The Board noted that HFMC has demonstrated a record of initiating changes to the portfolio management and/or investment strategies of the Hartford funds when warranted. The Board considered HFMC’s periodic due diligence reviews of each Sub-adviser and ongoing oversight of each Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by each Sub-adviser, and approach to risk management with respect to the Funds. The Board considered HFMC’s oversight of the securities lending program for the Funds that engage in securities lending and noted the income earned by the Funds that participate in such program. The Board also considered HFMC’s day-to-day oversight of each Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s oversight in this regard.

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Hartford Domestic Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

In addition, the Board considered HFMC’s overall strategic plan for, and ongoing commitment to review and re-assess, the Hartford funds product line-up. The Board also considered the expenses that HFMC had incurred, as well as the risks HFMC had assumed, in connection with the launch of new funds and changes to existing Hartford funds in recent years. The Board considered that HFMC is responsible for providing the Funds’ officers.
With respect to each Sub-adviser, which provides certain day-to-day portfolio management services for the applicable Funds, subject to oversight by HFMC, the Board considered, among other things, each Sub-adviser’s investment personnel, investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience and expertise of each Fund’s portfolio manager(s) and each Sub-adviser’s method for compensating the portfolio manager(s). The Board also considered each Sub-adviser’s succession planning practices to ensure continuity of portfolio management services provided to the Funds and HFMC’s oversight of these practices.
The Board considered the benefits to shareholders of being part of the family of Hartford funds, including, with respect to certain share classes, the right to exchange investments between the same class of shares without a sales charge, the ability to reinvest Fund dividends into other Hartford mutual funds (excluding the Hartford mutual funds that are series of Hartford Series Fund, Inc.), and the ability to combine holdings in a Fund with holdings in certain classes of other Hartford mutual funds and 529 plans for which HFMC serves as the program manager to obtain a reduced sales charge. The Board considered HFMC’s efforts to provide investors in the Hartford funds with a broad range of investment styles and asset classes and the assumption of entrepreneurial and other risks by HFMC in sponsoring and providing ongoing services to new funds to expand these opportunities for shareholders. In addition, the Board observed that in the marketplace there are a range of investment options available to each Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have chosen to invest in the Fund.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by HFMC and each Sub-adviser.
Performance of each Fund and the Advisers
The Board considered the investment performance of each Fund. In this regard, the Board reviewed the performance of each Fund over different time periods and evaluated HFMC’s analysis of each Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Broadridge comparing the investment performance of each Fund to an appropriate universe of peer funds selected by Broadridge. The Board noted that while it found the comparative data provided by Broadridge generally useful in evaluating a Hartford fund’s investment performance, the Board recognized the limitations of such data, including that notable differences may exist between a Hartford fund and its peers. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.
The Board considered the detailed investment analytics reports provided by HFMC’s Investment Advisory Group throughout the year, including in connection with the approval of the continuation of the Agreements. These reports included, among other things, information on each Fund’s gross returns and net returns, the Fund’s investment performance compared to one or more appropriate benchmarks and relevant groups or categories of peer funds, various statistics concerning the Fund’s portfolio, a narrative summary of various factors affecting Fund performance, and commentary on the effect of current and recent market conditions. The Board also noted that, for The Hartford Capital Appreciation Fund, the Fund utilizes a multiple sleeve structure whereby each sleeve has a distinct investment philosophy and analytical process and considered the performance attributions of the underlying portfolio managers. The Board considered the Advisers’ work with the Investment Committee, which assists the Board in evaluating the performance of each Fund at periodic meetings throughout the year and specifically with respect to the approval of the continuation of the Agreements. The Board considered that the Investment Committee, in its evaluation of investment performance at meetings throughout the year, focused particular attention on information indicating less favorable performance of certain Hartford funds for specific time periods and discussed with HFMC’s Investment Advisory Group the reasons for such performance as well as any specific actions that the Advisers had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions. The Board also considered information provided by the Consultant relating to each Fund’s performance track record.
Based on these considerations, the Board concluded that it had continued confidence in HFMC’s and each Sub-adviser’s overall capabilities to manage the applicable Funds.

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Hartford Domestic Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Costs of the Services and Profitability of the Advisers
The Board reviewed information regarding HFMC’s cost to provide investment management and related services to each Fund and HFMC’s profitability, both overall and for each Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to each Fund and all aspects of their relationship with the Fund, including information regarding profitability trends over time and information provided by Broadridge analyzing the profitability of investment managers to other fund complexes. The Board also requested and received information relating to the operations and profitability of the Sub-advisers. The Board considered representations from HFMC, Wellington and SIMNA Inc. that each of Wellington’s and SIMNA Inc.’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees are paid by HFMC and not the Funds. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreements.
The Board considered that the Independent Directors’ prior independent consultant had previously reviewed the methodologies and estimates used by HFMC in calculating profitability in connection with the continuation of the Management Agreements, including a description of the methodology used to allocate certain expenses. The Board noted that the prior independent consultant previously reported that such process is reasonable, sound and consistent with common industry practice. The Board noted that HFMC’s process for calculating and reporting Fund profitability is consistent with the process previously reviewed by the prior independent consultant.
Based on these considerations, the Board concluded that the profits realized by HFMC and its affiliates from their relationships with each Fund were not excessive.
Comparison of Fees and Services Provided by the Advisers
The Board considered comparative information with respect to the services rendered to and the management fees to be paid by each Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to each Sub-adviser with respect to each applicable Fund. In this regard, the Board requested and reviewed information from HFMC and the Sub-advisers relating to the management and sub-advisory fees, including the sub-advisory fee schedule(s) for each applicable Fund and the amount of the management fee retained by HFMC, and total operating expenses for each Fund. The Board also reviewed information from Broadridge comparing each Fund’s contractual management fees, actual management fees and total expense ratios relative to an appropriate group of funds selected by Broadridge. For details regarding each Fund’s fees and expenses, see the Fund-by-Fund synopsis below.
The Board considered the methodology used by Broadridge to select the funds included in the expense groups. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise given, among other differences, the different service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Broadridge assisted the Board in evaluating the reasonableness of each Fund’s fees and total operating expenses. In addition, the Board considered the independent analysis and views of the Consultant regarding each Fund’s fees and total operating expenses in the context of the Fund’s investment performance.
The Board also considered that HFMC provides nondiscretionary investment advisory services to model portfolios that pursue investment objectives and investment strategies similar to those of the Hartford Core Equity Fund and The Hartford Dividend and Growth Fund. The Board also received information regarding fees charged by the Sub-advisers to any other clients with investment strategies similar to those of the Funds, including any institutional separate account clients and registered fund clients for which a Sub-adviser serves as either primary investment adviser or sub-adviser. The Board considered the explanations provided by the Sub-advisers about any differences between a Sub-adviser’s services to the Funds and the services a Sub-adviser provides to other types of clients. In this regard, the Board reviewed information about the generally broader scope of services and compliance, reporting and other legal burdens and risks of managing registered funds compared with those associated with managing assets of non-registered fund clients such as institutional separate accounts.
Based on these considerations, the Board concluded that each Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters considered, were reasonable in light of the services provided.
Economies of Scale
The Board considered information regarding economies of scale, including the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund. The Board reviewed the breakpoints in the management fee schedule for each Fund, if any, which reduce fee rates as the Fund’s assets grow over time. The Board recognized that a Fund with assets beyond the highest breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

breakpoint fee resulting in lower effective management fee rates. The Board also recognized that a fee schedule that reaches a breakpoint at a lower asset level provides shareholders with the benefit of anticipated or potential economies of scale. The Board considered that expense limitations and fee waivers that reduce a Fund’s expenses at all asset levels can have the same effect as breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if the Fund’s assets decline. In addition, the Board considered that initially setting competitive fee rates, pricing a Fund to scale at inception, and making additional investments intended to enhance services available to shareholders are other means of sharing anticipated or potential economies of scale with shareholders. The Board also considered that HFMC has been active in managing expenses of the Hartford funds in recent years, which has resulted in benefits being realized by shareholders. The Board also noted that, for Hartford Small Cap Value Fund, the Fund’s current low asset levels have kept the Fund from fully realizing the benefits of anticipated or potential economies of scale. The Board considered HFMC’s assessment of the low asset levels for the Hartford Small Cap Value Fund.
The Board reviewed and evaluated materials from Broadridge showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC and Broadridge, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.
After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale, if any, would be shared for the benefit of each Fund’s shareholders based on currently available information and the effective management fees and total expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor any future growth in each Fund’s assets and the appropriateness of additional management fee breakpoints or other methods to share benefits from economies of scale as part of its future review of the Agreements.
Other Benefits
The Board considered other benefits to the Advisers and their affiliates from their relationships with the Funds.
The Board noted that HFMC receives fees for fund accounting and related services from the Funds, and the Board considered information on the profitability to HFMC from providing such services to the Funds. The Board also considered that each Fund pays a transfer agency fee to Hartford Administrative Services Company (“HASCO”), an affiliate of HFMC, equal to the lesser of: (i) the actual costs incurred by HASCO in connection with the provisions of transfer agency services, including payments made to sub-transfer agents, plus a reasonable target profit margin; or (ii) a specified amount as set forth in the Transfer Agency and Service Agreement by and between HMF, on behalf of its Funds, HMF II, on behalf of its Funds, and HASCO. The Board reviewed information about the profitability to HASCO of the Funds’ transfer agency function. The Board considered information provided by HFMC indicating that the transfer agency fees charged by HASCO to the Funds were fair and reasonable based on available industry data about fees charged by transfer agents to other mutual funds. The Board also noted that HFMC and HASCO had delegated certain fund accounting services and transfer agency services, respectively, to external service providers, subject to oversight.
The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Funds. The Board noted that, as principal underwriter, HFD receives distribution and service fees from the Funds and receives all or a portion of the sales charges on sales or redemptions of certain classes of shares. The Board considered that HFD has entered into an agreement with Wellington and Wellington Trust Company NA to provide certain marketing support services in connection with certain collective investment trust vehicles managed by Wellington. The Board also considered that HFD has entered into an agreement with SIMNA Inc. and SEI Trust Company to provide certain marketing support services in connection with certain collective investment trust vehicles managed by SIMNA Inc. The Board further considered that Schroder Fund Advisors LLC (“SFA”), a wholly-owned subsidiary of SIMNA Inc., has entered into an additional compensation arrangement with HFMC and HFD. The Board considered that under this arrangement, SFA is involved in the distribution of the Class SDR shares of the applicable Funds, and HFMC compensates SFA for such services.
The Board considered the benefits, if any, to the Sub-advisers from any use of a Fund’s brokerage commissions to obtain soft dollar research. The Board also considered that SIMNA Inc. has entered into a solicitation agreement with HFMC pursuant to which HFMC provides certain marketing support services with respect to investment strategy models offered by SIMNA Inc. through its managed account platforms.
Fund-by-Fund Factors
For purposes of evaluating a Fund’s performance, the Board considered the Fund’s performance relative to similarly managed funds and the Fund’s performance relative to its benchmark. In particular, the Board considered the Fund’s performance of its Class A shares (net of all fees and expenses), as of March 31, 2025, and compared that performance to the Fund’s peer universe, which includes all funds within the same classification or category,

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

as determined by Broadridge. The Board considered the Fund’s performance relative to its peer universe by evaluating its quintile ranking, with the 1st quintile representing the top performing funds within a peer universe and the 5th quintile representing the lowest performing funds. For purposes of evaluating the Fund’s performance relative to its benchmark, the Board considered the Fund’s performance of its Class I shares (net of all fees and expenses) as of March 31, 2025. The Board considered Fund performance to be “in line with” a Fund’s benchmark where it was 50 basis points above or below the benchmark return. With respect to fees and expenses, the Board considered the Fund’s contractual management fee, actual management fee, and total operating expenses of its Class A shares, as compared to the Fund’s expense peer group, which includes a group of similarly sized funds selected by Broadridge.
The Hartford Capital Appreciation Fund
•
The Board noted that the Fund’s performance was in the 3rd quintile versus its peer universe for the 1-year period and the 4th quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods. The Board also noted recent changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 4th quintile of its expense group.
Hartford Core Equity Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile, 3rd quintile, and 4th quintile versus its peer universe for the 1-, 3- and 5-year periods, respectively. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods. The Board also noted recent changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 1st quintile of its expense group. The Board also noted that HASCO had contractually agreed to limit its transfer agency fee for Class I shares of the Fund.
The Hartford Dividend and Growth Fund
•
The Board noted that the Fund’s performance was in the 4th quintile for the 1- and 3- year periods versus its peer universe and the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee, actual management fee and its total expenses were in the 3rd quintile. The Board also noted that HASCO had contractually agreed to limit its transfer agency fee for Class I shares of the Fund.
The Hartford Equity Income Fund
•
The Board noted that the Fund’s performance was in the 3rd quintile, 4th quintile, and 3rd quintile versus its peer universe for the 1-, 3- and 5-year periods, respectively. The Board also noted that the Fund’s performance was above its benchmark for the 1-year period, in line with its benchmark for the 3-year period, and below its benchmark for the 5-year period.
•
The Board noted that the Fund’s contractual management fee was in the 4th quintile of its expense group, while its actual management fee was in the 3rd quintile and its total expenses were in the 2nd quintile. The Board also noted that HASCO had contractually agreed to limit its transfer agency fee for Class I shares of the Fund.
The Hartford Growth Opportunities Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee and actual management fee were in the 3rd quintile of its expense group, while its total expenses were in the 2nd quintile.

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Hartford Domestic Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Hartford Healthcare Fund
•
The Board noted that the Fund’s performance was in the 4th quintile versus its peer universe for the 1- and 3-year periods and the 5th quintile for the 5-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods. The Board also noted recent changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee and total expenses were in the 3rd quintile of its expense group, while its actual management fee was in the 4th quintile.
The Hartford MidCap Fund
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods. The Board also noted recent changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee, actual management fee and its total expenses were in the 3rd quintile of its expense group.
The Hartford MidCap Value Fund
•
The Board noted that the Fund’s performance was in the 3rd quintile versus its peer universe for the 1- and 3-year periods and the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period and in line with its benchmark for the 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee and actual management fee were in the 3rd quintile of its expense group, while its total expenses were in the 2nd quintile.
Hartford Schroders US MidCap Opportunities Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1- and 3-year periods and the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1- and 5-year periods and in line with its benchmark for the 3-year period.
•
The Board noted that the Fund’s contractual management fee was in the 2nd quintile of its expense group, while its actual management fee was in the 5th quintile and its total expenses were in the 4th quintile.
Hartford Schroders US Small Cap Opportunities Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1-year period and the 5th quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was above its benchmark for the 1-year period, in line with its benchmark for the 3-year period, and below its benchmark for the 5-year period.
•
The Board noted that the Fund’s contractual management fee was in the 4th quintile of its expense group, while its actual management fee and total expenses were in the 5th quintile. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
The Hartford Small Cap Growth Fund
•
The Board noted that the Fund’s performance was in the 4th quintile versus its peer universe for the 1- and 3-year periods and the 5th quintile for the 5-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee and actual management fee were in the 2nd quintile of its expense group, while its total expenses were in the 4th quintile. The Board also noted that HASCO had contractually agreed to limit its transfer agency fee for Class Y shares of the Fund.

103

Hartford Domestic Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Hartford Small Cap Value Fund
•
The Board noted that the Fund’s performance was in the 1st quintile, 3rd quintile, and 2nd quintile versus its peer universe for the 1-, 3- and 5-year periods, respectively. The Board also noted that the Fund’s performance was above its benchmark for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee was in the 1st quintile of its expense group, while its actual management fee was in the 3rd quintile and its total expenses were in the 4th quintile. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
The Hartford Small Company Fund
•
The Board noted that the Fund’s performance was in the 3rd quintile versus its peer universe for the 1-year period and the 4th quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was in line with its benchmark for the 1- and 5-year periods and below its benchmark for the 3-year period.
•
The Board noted that the Fund’s contractual management fee was in the 2nd quintile of its expense group, while its actual management fee was in the 3rd quintile and its total expenses were in the 4th quintile.
 * * * *
Based upon the review of the factors summarized above, among others, the Board concluded that it is in the best interests of each Fund and its shareholders for the Board to approve the continuation of the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

104

Hartford Domestic Equity Funds
Index Glossary for Indices Included in the Annual Shareholder Report (Unaudited)

Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell
1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the
Russell 3000 Index based on their market capitalization and current index membership.

Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
is designed to measure the performance of the 1,000 largest
companies in the Russell 3000 Index. The Russell 3000 Index is
designed to measure the performance of the 3,000 largest US
companies based on total market capitalizations.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000
Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell
2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest US-domiciled company common stocks based on a combination of their market capitalization and current index membership.

Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
is an index comprised of 2,000 of the smallest US-domiciled company common stocks based on a combination of their market capitalization and current index membership.

Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 2000
Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest US-domiciled company common stocks based on a combination of their market capitalization and current index membership.

Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell
3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index is designed to measure the performance of the 3,000 largest US companies based on their market capitalization.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest US companies based on total market capitalization.
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the mid-cap growth segment of the US equity universe. It includes those
Russell Midcap Index companies with relatively higher price-to-book ratios, higher I/B/E/S forecast medium term (2 year) growth and higher sales per share historical growth (5 years).

Russell Midcap Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the mid-cap segment of the US equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.

Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the mid-cap value segment of the US equity universe. It includes those Russell
Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index composed of 500 widely held common stocks.
S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market
capitalization-weighted index comprised of those companies included in the S&P Composite 1500 that are classified as members of the
Global Industry Classification Standard (GICS®) health care sector.

S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index designed to measure the performance of the mid-cap segment of the market. The index is composed of 400 constituent companies.

105

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFAR-DE25 12/25 Printed in the U.S.A.

Hartford Multi-Strategy Funds
Annual Financial Statements
and Other Information
October 31, 2025
◼The Hartford Balanced Income Fund
◼The Hartford Checks and Balances Fund
◼The Hartford Conservative Allocation Fund
◼Hartford Moderate Allocation Fund
◼Hartford Moderately Aggressive Allocation Fund[1]
◼Hartford Multi-Asset Income Fund
◼Hartford Real Asset Fund
◼Hartford Schroders Diversified Opportunities Fund[2]

[1]	Formerly, The Hartford Growth Allocation Fund
[2]	Formerly, Hartford Schroders Diversified Growth Fund

Hartford Multi-Strategy Funds
Table of Contents

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
The Hartford Balanced Income Fund	3
The Hartford Checks and Balances Fund	29
The Hartford Conservative Allocation Fund	30
Hartford Moderate Allocation Fund	31
Hartford Moderately Aggressive Allocation Fund	32
Hartford Multi-Asset Income Fund	33
Hartford Real Asset Fund (Consolidated)	56
Hartford Schroders Diversified Opportunities Fund (Consolidated)	60
Glossary	70
Statements of Assets and Liabilities:
The Hartford Balanced Income Fund	71
The Hartford Checks and Balances Fund	71
The Hartford Conservative Allocation Fund	71
Hartford Moderate Allocation Fund	71
Hartford Moderately Aggressive Allocation Fund	73
Hartford Multi-Asset Income Fund	73
Hartford Real Asset Fund (Consolidated)	73
Hartford Schroders Diversified Opportunities Fund (Consolidated)	73
Statements of Operations:
The Hartford Balanced Income Fund	75
The Hartford Checks and Balances Fund	75
The Hartford Conservative Allocation Fund	75
Hartford Moderate Allocation Fund	75
Hartford Moderately Aggressive Allocation Fund	77
Hartford Multi-Asset Income Fund	77
Hartford Real Asset Fund (Consolidated)	77
Hartford Schroders Diversified Opportunities Fund (Consolidated)	77
Statements of Changes in Net Assets:
The Hartford Balanced Income Fund	79
The Hartford Checks and Balances Fund	79
The Hartford Conservative Allocation Fund	80
Hartford Moderate Allocation Fund	80
Hartford Moderately Aggressive Allocation Fund	81
Hartford Multi-Asset Income Fund	81
Hartford Real Asset Fund (Consolidated)	82
Hartford Schroders Diversified Opportunities Fund (Consolidated)	82
Financial Highlights:
The Hartford Balanced Income Fund	83
The Hartford Checks and Balances Fund	84

Hartford Multi-Strategy Funds

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
The Hartford Balanced Income Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.2%
	Chemicals - 0.0%
$ 1,400,000	Sasol Financing USA LLC 4.50%, 11/08/2027(1)	$1,344,000
	Electric - 0.0%
1,500,000	WEC Energy Group, Inc. 3.38%, 06/01/2028(2)	1,545,750
	Healthcare - Products - 0.0%
1,400,000	Qiagen NV 2.50%, 09/10/2031(1)	1,469,576
	Home Builders - 0.0%
1,517,000	Meritage Homes Corp. 1.75%, 05/15/2028(3)	1,511,064
	Internet - 0.0%
767,000	Uber Technologies, Inc. 0.88%, 12/01/2028	1,116,752
	Investment Company Security - 0.0%
479,000	Terawulf, Inc. 0.00%, 05/01/2032(2)(4)	495,286
	Leisure Time - 0.1%
700,000	Carnival Corp. 5.75%, 12/01/2027	1,558,200
2,276,000	NCL Corp. Ltd. 0.75%, 09/15/2030(2)	2,182,115
		3,740,315
	Lodging - 0.0%
850,000	Wynn Macau Ltd. 4.50%, 03/07/2029(2)	891,650
	Oil & Gas - 0.0%
1,175,000	Northern Oil & Gas, Inc. 3.63%, 04/15/2029(3)	1,138,575
	Pharmaceuticals - 0.0%
	Jazz Investments I Ltd.
350,000	2.00%, 06/15/2026	375,200
925,000	3.13%, 09/15/2030(3)	1,129,425
		1,504,625
	Real Estate Investment Trusts - 0.0%
	Rexford Industrial Realty LP
1,650,000	4.13%, 03/15/2029(2)	1,668,150
800,000	4.38%, 03/15/2027(2)	800,000
		2,468,150
	Semiconductors - 0.0%
1,472,000	Semtech Corp. 0.00%, 10/15/2030(2)(4)	1,492,608
	Software - 0.1%
1,450,000	Cloudflare, Inc. 0.00%, 06/15/2030(2)(4)	1,813,850
1,550,000	Datadog, Inc. 0.00%, 12/01/2029(2)(4)	1,643,775
		3,457,625
	Total Convertible Bonds (cost $20,578,543)	$22,175,976
CORPORATE BONDS - 44.8%
	Advertising - 0.1%
	Clear Channel Outdoor Holdings, Inc.
2,430,000	7.13%, 02/15/2031(2)	$2,505,958
2,470,000	7.50%, 03/15/2033(2)	2,582,790
725,000	7.88%, 04/01/2030(2)	760,066
	Lamar Media Corp.
1,460,000	3.75%, 02/15/2028	1,419,777
1,514,000	5.38%, 11/01/2033(2)	1,498,874
		8,767,465
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Aerospace & Defense - 1.4%
	BAE Systems PLC
$ 10,242,000	5.13%, 03/26/2029(2)	$10,548,208
8,925,000	5.25%, 03/26/2031(2)	9,276,821
16,929,000	5.30%, 03/26/2034(2)	17,565,966
3,185,000	5.50%, 03/26/2054(2)	3,237,068
	Boeing Co.
10,614,000	5.04%, 05/01/2027	10,717,507
2,470,000	5.15%, 05/01/2030	2,540,734
9,650,000	5.71%, 05/01/2040	9,839,857
12,170,000	5.81%, 05/01/2050	12,087,326
8,830,000	6.39%, 05/01/2031	9,603,428
15,555,000	6.53%, 05/01/2034	17,211,142
4,260,000	6.86%, 05/01/2054	4,848,762
11,000,000	L3Harris Technologies, Inc. 5.25%, 06/01/2031	11,448,087
	Northrop Grumman Corp.
11,615,000	4.03%, 10/15/2047	9,533,767
18,600,000	5.20%, 06/01/2054	17,798,708
	RTX Corp.
5,000,000	3.75%, 11/01/2046	3,937,448
4,140,000	6.00%, 03/15/2031	4,467,962
2,790,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(2)	2,929,986
	TransDigm, Inc.
50,000	4.88%, 05/01/2029	49,540
305,000	6.25%, 01/31/2034(2)	315,217
2,900,000	6.38%, 05/31/2033(2)	2,956,063
815,000	6.75%, 08/15/2028(2)	831,078
1,805,000	6.75%, 01/31/2034(2)	1,870,491
535,000	7.13%, 12/01/2031(2)	558,147
		164,173,313
	Agriculture - 0.8%
	BAT Capital Corp.
6,730,000	4.63%, 03/22/2033	6,648,772
13,245,000	5.35%, 08/15/2032	13,704,157
10,040,000	5.63%, 08/15/2035	10,429,673
4,550,000	5.83%, 02/20/2031	4,813,037
1,515,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(2)	1,531,206
18,550,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 04/20/2035(2)	19,413,874
	MHP Lux SA
2,434,000	6.25%, 09/19/2029(1)	1,959,370
882,000	6.95%, 04/03/2026(1)	836,648
	Philip Morris International, Inc.
3,700,000	4.75%, 11/01/2031	3,764,576
6,700,000	4.88%, 04/30/2035	6,703,447
10,885,000	5.13%, 02/15/2030	11,236,516
3,365,000	5.50%, 09/07/2030	3,534,284
5,200,000	6.38%, 05/16/2038	5,811,560
6,125,000	Reynolds American, Inc. 5.85%, 08/15/2045	6,071,838
		96,458,958
	Airlines - 0.0%
2,211,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(2)	2,173,180
	Apparel - 0.1%
1,455,000	Beach Acquisition Bidco LLC 10.00%, 07/15/2033(2)(5)	1,562,184
The accompanying notes are an integral part of these financial statements.

3

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Apparel - 0.1% - (continued)
$ 3,052,000	Under Armour, Inc. 7.25%, 07/15/2030(2)	$3,012,542
3,250,000	Wolverine World Wide, Inc. 4.00%, 08/15/2029(2)	2,975,584
		7,550,310
	Auto Manufacturers - 0.3%
13,285,000	Daimler Truck Finance North America LLC 5.38%, 01/13/2032(2)	13,641,375
690,000	Ford Motor Co. 4.75%, 01/15/2043	555,271
17,680,000	General Motors Co. 5.35%, 04/15/2028	18,106,053
	Nissan Motor Co. Ltd.
1,815,000	4.35%, 09/17/2027(2)	1,778,374
1,750,000	7.75%, 07/17/2032(2)	1,847,871
		35,928,944
	Auto Parts & Equipment - 0.0%
775,000	Adient Global Holdings Ltd. 7.50%, 02/15/2033(2)(3)	801,111
1,225,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 09/15/2032(2)	1,253,398
1,160,000	Forvia SE 6.75%, 09/15/2033(2)	1,176,671
	Qnity Electronics, Inc.
815,000	5.75%, 08/15/2032(2)	829,371
520,000	6.25%, 08/15/2033(2)	534,019
		4,594,570
	Beverages - 0.5%
14,356,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 02/01/2046	13,505,131
8,950,000	Anheuser-Busch InBev Worldwide, Inc. 5.55%, 01/23/2049	9,078,754
	Bacardi Ltd.
545,000	4.70%, 05/15/2028(2)	548,623
4,365,000	5.15%, 05/15/2038(2)	4,126,438
2,395,000	Bacardi Ltd./Bacardi-Martini BV 5.25%, 01/15/2029(2)	2,447,281
9,580,000	Bacardi-Martini BV 5.55%, 02/01/2030(2)	9,898,513
	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
1,800,000	5.25%, 04/27/2029(1)	1,764,330
714,000	5.25%, 04/27/2029(2)	699,851
	Keurig Dr. Pepper, Inc.
3,187,000	2.25%, 03/15/2031	2,827,735
830,000	3.35%, 03/15/2051	562,382
4,345,000	4.05%, 04/15/2032	4,170,838
9,008,000	5.30%, 03/15/2034	9,158,874
		58,788,750
	Biotechnology - 0.3%
12,911,000	Amgen, Inc. 5.60%, 03/02/2043	13,106,624
688,000	Biocon Biologics Global PLC 6.67%, 10/09/2029(1)	680,301
5,999,000	Illumina, Inc. 5.75%, 12/13/2027	6,167,115
	Royalty Pharma PLC
12,835,000	2.20%, 09/02/2030	11,574,662
565,000	4.45%, 03/25/2031	561,267
		32,089,969
	Chemicals - 0.4%
1,865,000	Avient Corp. 7.13%, 08/01/2030(2)	1,919,482
1,620,000	Axalta Coating Systems Dutch Holding B BV 7.25%, 02/15/2031(2)	1,698,507
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Chemicals - 0.4% - (continued)
	GC Treasury Center Co. Ltd.
$ 1,918,000	6.50%, 09/10/2030, (6.50% fixed rate until 09/10/2030; 5 yr. USD CMT + 2.82% thereafter)(2)(6)(7)	$1,941,396
2,019,000	7.13%, 03/10/2035, (7.13% fixed rate until 03/10/2035; 5 yr. USD CMT + 3.16% thereafter)(2)(6)(7)	2,088,589
200,000	Inversion Escrow Issuer LLC 6.75%, 08/01/2032(2)	195,282
2,155,000	Mativ Holdings, Inc. 8.00%, 10/01/2029(2)	2,088,276
	OCP SA
2,235,000	6.70%, 03/01/2036(1)	2,405,732
1,763,000	6.70%, 03/01/2036(2)	1,898,936
1,398,000	7.50%, 05/02/2054(1)	1,561,832
391,000	7.50%, 05/02/2054(2)	437,152
	Olympus Water U.S. Holding Corp.
EUR 1,055,000	6.13%, 02/15/2033(2)	1,203,884
$ 1,500,000	6.25%, 10/01/2029(2)(3)	1,462,114
3,775,000	7.25%, 02/15/2033(2)	3,757,519
25,385,000	Sherwin-Williams Co. 4.30%, 08/15/2028	25,503,263
3,048,000	Tronox, Inc. 9.13%, 09/30/2030(2)(3)	2,781,163
		50,943,127
	Commercial Banks - 10.0%
	Banca Transilvania SA
EUR 400,000	5.13%, 09/30/2030, (5.13% fixed rate until 09/30/2029; 1 yr. EURIBOR ICE Swap + 2.95% thereafter)(1)(7)	472,383
2,560,000	7.25%, 12/07/2028, (7.25% fixed rate until 12/07/2027; 1 yr. EURIBOR ICE Swap + 4.29% thereafter)(1)(7)	3,167,165
2,795,000	8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(1)(7)	3,300,869
	Banco de Credito del Peru SA
$ 460,000	3.25%, 09/30/2031, (3.25% fixed rate until 09/30/2026; 5 yr. USD CMT + 2.45% thereafter)(1)(7)	453,301
1,598,000	6.45%, 07/30/2035, (6.45% fixed rate until 04/30/2030; 5 yr. USD CMT + 2.49% thereafter)(2)(7)	1,660,322
1,122,000	Banco de Credito e Inversiones SA 3.50%, 10/12/2027(1)	1,105,381
	Banco Santander SA
9,400,000	4.55%, 11/06/2030	9,407,434
7,600,000	5.13%, 11/06/2035	7,606,662
870,000	Bank KB Indonesia Tbk. PT 5.66%, 10/30/2027(1)	873,196
	Bank of America Corp.
11,585,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(7)	10,094,832
18,980,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD Term SOFR + 1.25% thereafter)(7)	17,623,423
10,000,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(7)	9,300,687
The accompanying notes are an integral part of these financial statements.

4

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Commercial Banks - 10.0% - (continued)
$ 12,800,000	2.68%, 06/19/2041, (2.68% fixed rate until 06/19/2040; 6 mo. USD SOFR + 1.93% thereafter)(7)	$9,499,684
10,000,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD Term SOFR + 1.77% thereafter)(7)	9,935,698
5,480,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(7)	5,558,960
	Bank of New York Mellon Corp.
16,800,000	4.94%, 02/11/2031, (4.94% fixed rate until 02/11/2030; 6 mo. USD SOFR + 0.89% thereafter)(7)	17,256,125
12,980,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(7)	13,411,934
11,035,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(7)	11,732,622
	Barclays PLC
4,105,000	4.48%, 11/11/2029, (4.48% fixed rate until 11/11/2028; 6 mo. USD SOFR + 1.08% thereafter)(7)	4,111,962
5,510,000	4.94%, 09/10/2030, (4.94% fixed rate until 09/10/2029; 6 mo. USD SOFR + 1.56% thereafter)(7)	5,602,476
14,330,000	5.69%, 03/12/2030, (5.69% fixed rate until 03/12/2029; 6 mo. USD SOFR + 1.74% thereafter)(7)	14,876,947
13,325,000	5.79%, 02/25/2036, (5.79% fixed rate until 02/25/2035; 6 mo. USD SOFR + 1.59% thereafter)(7)	13,935,686
13,425,000	7.39%, 11/02/2028, (7.39% fixed rate until 11/02/2027; 1 yr. USD CMT + 3.30% thereafter)(7)	14,212,751
14,000,000	9.63%, 12/15/2029, (9.63% fixed rate until 12/15/2029; 5 yr. USD ICE Swap + 5.78% thereafter)(6)(7)	15,852,872
	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
1,410,000	8.13%, 01/08/2039, (8.13% fixed rate until 01/08/2034; 5 yr. USD CMT + 4.21% thereafter)(2)(7)	1,536,512
1,585,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(2)(7)	1,753,565
530,000	BNP Paribas SA 7.45%, 06/27/2035, (7.45% fixed rate until 06/27/2035; 5 yr. USD CMT + 3.13% thereafter)(2)(3)(6)(7)	551,082
	BPCE SA
9,245,000	5.88%, 01/14/2031, (5.88% fixed rate until 01/14/2030; 6 mo. USD SOFR + 1.68% thereafter)(2)(7)	9,648,528
5,185,000	6.03%, 05/28/2036, (6.03% fixed rate until 05/28/2035; 6 mo. USD SOFR + 1.96% thereafter)(2)(7)	5,464,361
7,285,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(2)(7)	7,727,065
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Commercial Banks - 10.0% - (continued)
$ 6,950,000	6.92%, 01/14/2046, (6.92% fixed rate until 01/14/2045; 6 mo. USD SOFR + 2.61% thereafter)(2)(7)	$7,466,377
12,190,000	CaixaBank SA 4.63%, 07/03/2029, (4.63% fixed rate until 07/03/2028; 6 mo. USD SOFR + 1.14% thereafter)(2)(7)	12,277,376
EUR 800,000	Ceska sporitelna AS 3.74%, 09/09/2032, (3.74% fixed rate until 09/09/2031; 3 mo. EURIBOR + 1.30% thereafter)(1)(7)	926,434
	Citigroup, Inc.
$ 10,000,000	3.67%, 07/24/2028, (3.67% fixed rate until 07/24/2027; 3 mo. USD Term SOFR + 1.65% thereafter)(7)	9,914,845
20,390,000	4.64%, 05/07/2028, (4.64% fixed rate until 05/07/2027; 6 mo. USD SOFR + 1.14% thereafter)(7)	20,522,416
9,920,000	4.66%, 05/24/2028, (4.66% fixed rate until 05/24/2027; 6 mo. USD SOFR + 1.89% thereafter)(7)	9,993,987
11,685,000	5.17%, 09/11/2036, (5.17% fixed rate until 09/11/2035; 6 mo. USD SOFR + 1.49% thereafter)(7)	11,830,413
5,000,000	5.32%, 03/26/2041, (5.32% fixed rate until 03/26/2040; 6 mo. USD SOFR + 4.55% thereafter)(7)	4,999,174
10,000,000	6.75%, 02/15/2030, (6.75% fixed rate until 02/15/2030; 5 yr. USD CMT + 2.57% thereafter)(6)(7)	10,174,020
12,923,000	6.88%, 08/15/2030, (6.88% fixed rate until 08/15/2030; 5 yr. USD CMT + 2.89% thereafter)(6)(7)	13,315,523
	Credit Agricole SA
7,950,000	5.22%, 05/27/2031, (5.22% fixed rate until 05/27/2030; 6 mo. USD SOFR + 1.46% thereafter)(2)(7)	8,152,049
9,755,000	6.32%, 10/03/2029, (6.32% fixed rate until 10/03/2028; 6 mo. USD SOFR + 1.86% thereafter)(2)(7)	10,268,202
4,495,000	Danske Bank AS 5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(2)(7)	4,673,331
	Deutsche Bank AG
2,340,000	2.55%, 01/07/2028, (2.55% fixed rate until 01/07/2027; 6 mo. USD SOFR + 1.32% thereafter)(7)	2,290,870
12,784,000	3.55%, 09/18/2031, (3.55% fixed rate until 09/18/2030; 6 mo. USD SOFR + 3.04% thereafter)(7)	12,137,532
9,980,000	4.95%, 08/04/2031, (4.95% fixed rate until 08/04/2030; 6 mo. USD SOFR + 1.30% thereafter)(7)	10,073,760
11,395,000	5.30%, 05/09/2031, (5.30% fixed rate until 05/09/2030; 6 mo. USD SOFR + 1.72% thereafter)(7)	11,657,149
3,865,000	6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 6 mo. USD SOFR + 3.18% thereafter)(7)	4,051,522
EUR 1,400,000	Erste & Steiermaerkische Banka DD 4.88%, 01/31/2029, (4.88% fixed rate until 01/31/2028; 3 mo. EURIBOR + 2.20% thereafter)(1)(7)	1,680,018
The accompanying notes are an integral part of these financial statements.

5

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Commercial Banks - 10.0% - (continued)
$ 300,000	Freedom Mortgage Corp. 12.25%, 10/01/2030(2)	$333,950
	Goldman Sachs Group, Inc.
4,185,000	3.44%, 02/24/2043, (3.44% fixed rate until 02/24/2042; 6 mo. USD SOFR + 1.63% thereafter)(7)	3,300,428
5,732,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD Term SOFR + 1.63% thereafter)(7)	5,152,860
7,500,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(7)	7,739,289
13,385,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(7)	13,813,267
27,845,000	5.56%, 11/19/2045, (5.56% fixed rate until 11/19/2044; 6 mo. USD SOFR + 1.58% thereafter)(7)	28,201,317
13,785,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(7)	14,647,654
870,000	Golomt Bank 11.00%, 05/20/2027(1)	898,135
	HSBC Holdings PLC
4,780,000	3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD Term SOFR + 1.87% thereafter)(7)	4,716,688
580,000	4.62%, 11/06/2031, (4.62% fixed rate until 11/06/2030; 6 mo. USD SOFR + 1.19% thereafter)(7)	580,641
22,885,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 6 mo. USD SOFR + 2.11% thereafter)(7)	23,063,289
11,300,000	5.13%, 11/06/2036, (5.13% fixed rate until 11/06/2035; 6 mo. USD SOFR + 1.43% thereafter)(7)	11,292,587
2,365,000	5.13%, 11/19/2028, (5.13% fixed rate until 11/19/2027; 6 mo. USD SOFR + 1.04% thereafter)(7)	2,405,536
12,765,000	5.24%, 05/13/2031, (5.24% fixed rate until 05/13/2030; 6 mo. USD SOFR + 1.57% thereafter)(7)	13,134,583
23,080,000	5.45%, 03/03/2036, (5.45% fixed rate until 03/03/2035; 6 mo. USD SOFR + 1.56% thereafter)(7)	23,837,911
8,205,000	5.60%, 05/17/2028, (5.60% fixed rate until 05/17/2027; 6 mo. USD SOFR + 1.06% thereafter)(7)	8,363,180
4,245,000	5.73%, 05/17/2032, (5.73% fixed rate until 05/17/2031; 6 mo. USD SOFR + 1.52% thereafter)(7)	4,470,341
6,945,000	5.74%, 09/10/2036, (5.74% fixed rate until 09/10/2035; 6 mo. USD SOFR + 1.96% thereafter)(7)	7,095,651
2,250,000	6.33%, 03/09/2044, (6.33% fixed rate until 03/09/2043; 6 mo. USD SOFR + 2.65% thereafter)(7)	2,484,242
10,205,000	7.05%, 06/05/2030, (7.05% fixed rate until 06/05/2030; 5 yr. USD CMT + 2.99% thereafter)(6)(7)	10,613,599
14,165,000	8.00%, 03/07/2028, (8.00% fixed rate until 03/07/2028; 5 yr. USD CMT + 3.86% thereafter)(3)(6)(7)	14,998,922
15,000,000	Intesa Sanpaolo SpA 7.20%, 11/28/2033(2)	17,088,860
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Commercial Banks - 10.0% - (continued)
	JP Morgan Chase & Co.
$ 19,740,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 6 mo. USD SOFR + 2.04% thereafter)(7)	$18,347,049
2,725,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD Term SOFR + 2.52% thereafter)(7)	2,562,099
2,810,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD Term SOFR + 2.46% thereafter)(7)	2,221,649
6,290,000	3.88%, 07/24/2038, (3.88% fixed rate until 07/24/2037; 3 mo. USD Term SOFR + 1.62% thereafter)(7)	5,665,137
7,650,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(7)	7,674,554
4,045,000	4.57%, 06/14/2030, (4.57% fixed rate until 06/14/2029; 6 mo. USD SOFR + 1.75% thereafter)(7)	4,090,416
8,550,000	4.60%, 10/22/2030, (4.60% fixed rate until 10/22/2029; 6 mo. USD SOFR + 1.04% thereafter)(7)	8,664,121
13,885,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(7)	14,245,381
3,555,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(7)	3,671,861
6,980,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(7)	7,186,344
35,420,000	5.53%, 11/29/2045, (5.53% fixed rate until 11/29/2044; 6 mo. USD SOFR + 1.55% thereafter)(7)	36,483,221
3,070,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(7)	3,124,786
19,210,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(7)	20,245,494
	Lloyds Banking Group PLC
3,665,000	4.43%, 11/04/2031, (4.43% fixed rate until 11/04/2030; 1 yr. USD CMT + 0.82% thereafter)(7)	3,658,687
6,800,000	4.94%, 11/04/2036, (4.94% fixed rate until 11/04/2035; 1 yr. USD CMT + 0.97% thereafter)(7)	6,729,927
19,430,000	Manufacturers & Traders Trust Co. 5.40%, 11/21/2025	19,435,513
EUR 2,200,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(1)(7)	2,488,563
	Morgan Stanley
$ 12,830,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(7)	11,220,889
5,000,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.18% thereafter)(7)	4,426,125
35,625,000	4.36%, 10/22/2031, (4.36% fixed rate until 10/22/2030; 6 mo. USD SOFR + 1.07% thereafter)(7)	35,504,371
The accompanying notes are an integral part of these financial statements.

6

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Commercial Banks - 10.0% - (continued)
$ 9,930,000	4.89%, 10/22/2036, (4.89% fixed rate until 10/22/2035; 6 mo. USD SOFR + 1.31% thereafter)(7)	$9,875,391
11,625,000	5.17%, 01/16/2030, (5.17% fixed rate until 01/16/2029; 6 mo. USD SOFR + 1.45% thereafter)(7)	11,938,040
7,805,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 yr. USD CMT + 2.43% thereafter)(7)	8,182,556
7,105,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(7)	7,532,499
1,380,000	NBK SPC Ltd. 5.50%, 06/06/2030, (5.50% fixed rate until 06/06/2029; 6 mo. USD SOFR + 1.16% thereafter)(2)(7)	1,430,795
	Nova Ljubljanska Banka DD
EUR 1,600,000	4.50%, 05/29/2030, (4.50% fixed rate until 05/29/2029; 1 yr. EURIBOR ICE Swap + 1.65% thereafter)(1)(3)(7)	1,919,927
1,400,000	6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(1)(3)(7)	1,754,705
	OTP Bank Nyrt
1,150,000	4.25%, 10/16/2030, (4.25% fixed rate until 10/16/2029; 3 mo. EURIBOR + 1.95% thereafter)(1)(3)(7)	1,368,712
725,000	5.00%, 01/31/2029, (5.00% fixed rate until 01/31/2028; 3 mo. EURIBOR + 2.30% thereafter)(1)(7)	874,305
$ 518,000	8.75%, 05/15/2033, (8.75% fixed rate until 02/15/2028; 5 yr. USD CMT + 5.06% thereafter)(1)(7)	556,452
EUR 2,000,000	OTP Banka DD 4.75%, 04/03/2028, (4.75% fixed rate until 04/03/2027; 3 mo. EURIBOR + 1.90% thereafter)(1)(7)	2,362,162
	PNC Financial Services Group, Inc.
$ 25,215,000	4.90%, 05/13/2031, (4.90% fixed rate until 05/13/2030; 6 mo. USD SOFR + 1.33% thereafter)(7)	25,727,542
13,215,000	5.22%, 01/29/2031, (5.22% fixed rate until 01/29/2030; 6 mo. USD SOFR + 1.07% thereafter)(7)	13,663,974
7,500,000	5.37%, 07/21/2036, (5.37% fixed rate until 07/21/2035; 6 mo. USD SOFR + 1.42% thereafter)(7)	7,704,414
1,635,000	QNB Finance Ltd. 1.38%, 01/26/2026(1)	1,623,035
	Societe Generale SA
15,570,000	1.79%, 06/09/2027, (1.79% fixed rate until 06/09/2026; 1 yr. USD CMT + 1.00% thereafter)(2)(7)	15,321,189
4,820,000	5.44%, 10/03/2036, (5.44% fixed rate until 10/03/2035; 6 mo. USD SOFR + 1.73% thereafter)(2)(7)	4,826,289
13,885,000	5.51%, 05/22/2031, (5.51% fixed rate until 05/22/2030; 6 mo. USD SOFR + 1.65% thereafter)(2)(7)	14,276,942
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Commercial Banks - 10.0% - (continued)
	Standard Chartered PLC
$ 12,280,000	5.40%, 08/12/2036, (5.40% fixed rate until 08/12/2035; 1 yr. USD CMT + 1.20% thereafter)(2)(7)	$12,485,278
17,000,000	5.69%, 05/14/2028, (5.69% fixed rate until 05/14/2027; 1 yr. USD CMT + 1.05% thereafter)(2)(7)	17,345,301
1,380,000	6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 1 yr. USD CMT + 2.45% thereafter)(1)(7)	1,434,993
	State Street Corp.
11,020,000	4.78%, 10/23/2036, (4.78% fixed rate until 10/23/2035; 6 mo. USD SOFR + 1.22% thereafter)(7)	10,975,270
4,685,000	5.82%, 11/04/2028, (5.82% fixed rate until 11/04/2027; 6 mo. USD SOFR + 1.72% thereafter)(7)	4,842,276
940,000	Trade & Development Bank of Mongolia LLC 8.50%, 12/23/2027(1)	929,048
	UBS Group AG
6,795,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 6 mo. USD SOFR + 0.98% thereafter)(2)(7)	6,742,328
6,780,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(2)(7)	6,277,815
5,200,000	4.19%, 04/01/2031, (4.19% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.73% thereafter)(2)(7)	5,141,835
7,380,000	5.58%, 05/09/2036, (5.58% fixed rate until 05/09/2035; 6 mo. USD SOFR + 1.76% thereafter)(2)(7)	7,701,799
3,865,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(2)(7)	4,072,765
13,460,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(2)(7)	13,959,668
13,088,000	7.00%, 02/05/2035, (7.00% fixed rate until 02/05/2035; 5 yr. USD ICE Swap + 3.30% thereafter)(2)(6)(7)	13,220,294
7,010,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(2)(6)(7)	8,208,843
6,815,000	UniCredit SpA 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 1 yr. USD CMT + 1.20% thereafter)(2)(7)	6,723,155
	Wells Fargo & Co.
23,325,000	3.07%, 04/30/2041, (3.07% fixed rate until 04/30/2040; 6 mo. USD SOFR + 2.53% thereafter)(7)	18,186,922
13,345,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(7)	13,232,950
7,500,000	3.58%, 05/22/2028, (3.58% fixed rate until 05/22/2027; 3 mo. USD Term SOFR + 1.57% thereafter)(7)	7,435,529
3,026,000	4.90%, 11/17/2045	2,769,761
3,000,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD Term SOFR + 4.50% thereafter)(7)	2,800,133
The accompanying notes are an integral part of these financial statements.

7

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Commercial Banks - 10.0% - (continued)
$ 12,385,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(7)	$12,772,690
10,465,000	5.20%, 01/23/2030, (5.20% fixed rate until 01/22/2029; 6 mo. USD SOFR + 1.50% thereafter)(7)	10,767,913
5,555,000	5.24%, 01/24/2031, (5.24% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.11% thereafter)(7)	5,749,324
4,408,000	5.61%, 01/15/2044	4,429,754
4,880,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(7)	5,162,250
		1,164,325,423
	Commercial Services - 0.5%
635,000	Adani Ports & Special Economic Zone Ltd. 4.20%, 08/04/2027(1)	627,725
5,620,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(2)	5,851,633
480,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.88%, 06/15/2030(2)	492,431
	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
580,000	4.63%, 06/01/2028(2)	567,807
GBP 1,525,000	4.88%, 06/01/2028(1)	1,947,962
	Ashtead Capital, Inc.
$ 5,595,000	1.50%, 08/12/2026(2)	5,473,269
5,950,000	5.50%, 08/11/2032(2)	6,135,014
4,750,000	5.55%, 05/30/2033(2)	4,892,523
4,660,000	5.80%, 04/15/2034(2)	4,879,365
3,000,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38%, 06/15/2032(2)(3)	3,073,197
1,705,000	Belron U.K. Finance PLC 5.75%, 10/15/2029(2)	1,727,451
	Block, Inc.
1,175,000	5.63%, 08/15/2030(2)	1,192,753
760,000	6.00%, 08/15/2033(2)	777,097
1,315,000	Boost Newco Borrower LLC 7.50%, 01/15/2031(2)	1,397,017
7,350,000	Cornell University 4.84%, 06/15/2034(3)	7,501,852
1,405,000	Deluxe Corp. 8.13%, 09/15/2029(2)	1,471,903
	Garda World Security Corp.
2,335,000	8.25%, 08/01/2032(2)	2,375,963
2,725,000	8.38%, 11/15/2032(2)	2,772,630
1,125,000	Hertz Corp. 12.63%, 07/15/2029(2)	1,113,629
	Service Corp. International
3,250,000	3.38%, 08/15/2030	3,020,092
140,000	5.75%, 10/15/2032	142,037
1,275,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(2)	1,316,863
	United Rentals North America, Inc.
390,000	3.75%, 01/15/2032	362,829
1,530,000	3.88%, 02/15/2031	1,452,551
		60,565,593
	Construction Materials - 0.3%
	Builders FirstSource, Inc.
10,000	4.25%, 02/01/2032(2)	9,461
4,470,000	5.00%, 03/01/2030(2)	4,425,042
13,390,000	Carlisle Cos., Inc. 5.25%, 09/15/2035(3)	13,622,264
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Construction Materials - 0.3% - (continued)
$ 2,350,000	Cemex SAB de CV 7.20%, 06/10/2030, (7.20% fixed rate until 06/10/2030; 5 yr. USD CMT + 3.52% thereafter)(2)(6)(7)	$2,441,532
	CP Atlas Buyer, Inc.
2,700,000	9.75%, 07/15/2030(2)	2,816,566
1,550,000	12.75%, 01/15/2031(2)(5)	1,518,135
	Quikrete Holdings, Inc.
975,000	6.38%, 03/01/2032(2)	1,011,282
470,000	6.75%, 03/01/2033(2)	489,062
1,250,000	Standard Building Solutions, Inc. 6.50%, 08/15/2032(2)	1,285,002
1,555,000	Standard Industries, Inc. 4.38%, 07/15/2030(2)	1,499,730
7,270,000	Trane Technologies Financing Ltd. 5.25%, 03/03/2033	7,564,467
		36,682,543
	Distribution/Wholesale - 0.1%
1,610,000	Telecommunications Co. Telekom Srbija AD Belgrade 7.00%, 10/28/2029(2)	1,615,748
1,645,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(2)	1,617,441
3,350,000	Windsor Holdings III LLC 8.50%, 06/15/2030(2)	3,536,511
		6,769,700
	Diversified Financial Services - 1.5%
2,190,000	AGFC Capital Trust I 5.92%, 01/15/2067, 3 mo. USD Term SOFR + 2.01%(2)(7)	1,492,047
2,935,000	American Express Co. 4.92%, 07/20/2033, (4.92% fixed rate until 07/20/2032; 6 mo. USD SOFR + 1.22% thereafter)(7)	2,990,284
3,000,000	Azorra Finance Ltd. 7.25%, 01/15/2031(2)	3,137,889
580,000	Bread Financial Holdings, Inc. 6.75%, 05/15/2031(2)	583,968
	Capital One Financial Corp.
16,615,000	4.49%, 09/11/2031, (4.49% fixed rate until 09/11/2030; 6 mo. USD SOFR + 1.25% thereafter)(7)	16,494,070
14,700,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(7)	16,578,831
15,200,000	Citadel LP 6.00%, 01/23/2030(2)	15,776,066
	Credit Acceptance Corp.
905,000	6.63%, 03/15/2030(2)	904,566
2,236,000	9.25%, 12/15/2028(2)	2,344,920
705,000	CrossCountry Intermediate HoldCo LLC 6.50%, 10/01/2030(2)	711,503
1,330,000	Far East Horizon Ltd. 5.88%, 03/05/2028(1)	1,353,111
	Freedom Mortgage Holdings LLC
890,000	7.88%, 04/01/2033(2)	914,211
1,540,000	8.38%, 04/01/2032(2)	1,605,626
1,740,000	9.25%, 02/01/2029(2)	1,827,000
580,000	goeasy Ltd. 6.88%, 02/15/2031(2)	566,800
1,300,000	GTLK Europe Capital DAC 4.80%, 02/26/2028(8)(9)	—
1,965,000	Hightower Holding LLC 9.13%, 01/31/2030(2)	2,106,187
The accompanying notes are an integral part of these financial statements.

8

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Diversified Financial Services - 1.5% - (continued)
	Intercontinental Exchange, Inc.
$ 11,995,000	2.65%, 09/15/2040	$8,884,786
3,000,000	4.95%, 06/15/2052	2,796,750
6,000,000	5.20%, 06/15/2062	5,668,636
6,435,000	5.25%, 06/15/2031	6,721,583
220,000	Midcap Financial Issuer Trust 6.50%, 05/01/2028(2)	216,093
1,370,000	Muangthai Capital PCL 7.55%, 07/21/2030(2)	1,415,931
	Muthoot Finance Ltd.
1,197,000	6.38%, 04/23/2029(2)	1,214,156
945,000	6.38%, 04/23/2029(1)	958,544
805,000	6.38%, 03/02/2030(2)	817,930
475,000	7.13%, 02/14/2028(2)	486,228
	Nasdaq, Inc.
6,270,000	2.50%, 12/21/2040	4,487,428
5,000,000	5.55%, 02/15/2034	5,245,264
25,860,000	5.95%, 08/15/2053	27,175,012
1,375,000	Nationstar Mortgage Holdings, Inc. 7.13%, 02/01/2032(2)	1,433,438
	OneMain Finance Corp.
610,000	4.00%, 09/15/2030	567,293
2,534,000	5.38%, 11/15/2029	2,513,933
1,500,000	6.13%, 05/15/2030	1,517,640
	PennyMac Financial Services, Inc.
880,000	4.25%, 02/15/2029(2)	854,437
335,000	5.75%, 09/15/2031(2)	334,197
575,000	6.88%, 02/15/2033(2)	594,802
2,500,000	7.13%, 11/15/2030(2)	2,617,445
740,000	7.88%, 12/15/2029(2)	786,362
2,660,000	Planet Financial Group LLC 10.50%, 12/15/2029(2)	2,755,116
	Rocket Cos., Inc.
1,995,000	6.13%, 08/01/2030(2)	2,057,849
1,200,000	6.38%, 08/01/2033(2)	1,250,076
450,000	6.50%, 08/01/2029(2)	466,755
580,000	Sammaan Capital Ltd. 7.50%, 10/16/2030(2)	585,718
	Shriram Finance Ltd.
1,393,000	6.15%, 04/03/2028(2)	1,427,294
938,000	6.15%, 04/03/2028(1)	961,093
684,000	6.63%, 04/22/2027(2)	699,395
	Synchrony Financial
5,080,000	5.02%, 07/29/2029, (5.02% fixed rate until 07/29/2028; 6 mo. USD SOFR + 1.40% thereafter)(7)	5,117,658
7,505,000	6.00%, 07/29/2036, (6.00% fixed rate until 07/29/2035; 6 mo. USD SOFR + 2.07% thereafter)(7)	7,673,602
2,840,000	TrueNoord Capital DAC 8.75%, 03/01/2030(2)	2,991,991
2,350,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(2)	2,314,383
		174,995,897
	Electric - 4.5%
	AES Andes SA
650,000	6.25%, 03/14/2032(2)	677,905
745,000	6.30%, 03/15/2029(2)	770,940
1,258,841	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(1)	1,175,758
3,340,000	Alabama Power Co. 3.75%, 03/01/2045	2,669,727
2,074,296	Alfa Desarrollo SpA 4.55%, 09/27/2051(1)	1,698,298
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Electric - 4.5% - (continued)
	American Electric Power Co., Inc.
$ 13,955,000	5.80%, 03/15/2056, (5.80% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.13% thereafter)(7)	$13,980,203
355,000	6.05%, 03/15/2056, (6.05% fixed rate until 12/15/2035; 5 yr. USD CMT + 1.94% thereafter)(7)	359,507
6,586,000	Appalachian Power Co. 4.50%, 03/01/2049	5,526,324
6,360,000	Arizona Public Service Co. 5.90%, 08/15/2055	6,554,118
938,201	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(2)	1,014,167
EUR 3,745,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(1)	4,162,939
	Clearway Energy Operating LLC
$ 2,965,000	3.75%, 02/15/2031(2)	2,745,705
315,000	3.75%, 01/15/2032(2)	285,240
2,100,000	4.75%, 03/15/2028(2)	2,088,243
5,770,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	5,421,796
	Consolidated Edison Co. of New York, Inc.
2,145,000	3.85%, 06/15/2046	1,722,020
3,700,000	4.45%, 03/15/2044	3,271,965
2,155,000	4.65%, 12/01/2048	1,918,645
10,000,000	5.50%, 12/01/2039	10,269,354
5,200,000	5.70%, 05/15/2054	5,336,656
715,000	Dayton Power & Light Co. 4.55%, 08/15/2030(2)	711,598
	Dominion Energy, Inc.
8,135,000	3.30%, 04/15/2041	6,203,488
4,499,000	4.90%, 08/01/2041	4,191,195
21,370,000	5.00%, 06/15/2030	21,921,657
8,138,000	5.38%, 11/15/2032	8,464,432
5,250,000	5.45%, 03/15/2035	5,390,787
11,895,000	6.20%, 02/15/2056, (6.20% fixed rate until 11/15/2035; 5 yr. USD CMT + 2.01% thereafter)(7)	12,028,713
3,390,000	7.00%, 06/15/2038	3,882,155
	Duke Energy Carolinas LLC
3,305,000	3.88%, 03/15/2046	2,674,684
3,000,000	5.30%, 02/15/2040	3,059,823
	Duke Energy Corp.
7,240,000	3.30%, 06/15/2041	5,613,430
4,392,000	3.50%, 06/15/2051	3,108,409
1,402,000	3.95%, 08/15/2047	1,106,152
2,490,000	4.95%, 09/15/2035	2,475,837
10,853,000	5.00%, 08/15/2052	9,802,564
7,270,000	Duke Energy Ohio, Inc. 5.30%, 06/15/2035(3)	7,506,627
	Duke Energy Progress LLC
2,730,000	4.38%, 03/30/2044	2,387,959
16,095,000	5.05%, 03/15/2035	16,413,379
	Duquesne Light Holdings, Inc.
4,243,000	2.53%, 10/01/2030(2)	3,822,206
7,265,000	2.78%, 01/07/2032(2)	6,450,940
EUR 1,415,000	Eastern European Electric Co. BV 6.50%, 05/15/2030(2)	1,705,700
$ 1,403,000	Emera U.S. Finance LP 2.64%, 06/15/2031	1,251,624
The accompanying notes are an integral part of these financial statements.

9

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Electric - 4.5% - (continued)
$ 4,410,000	Enel Finance International NV 5.00%, 09/30/2035(2)	$4,364,132
	Energo-Pro AS
EUR 2,150,000	8.00%, 05/27/2030(2)	2,625,948
$ 315,000	11.00%, 11/02/2028(2)	332,325
2,505,000	Energuate Trust 2 0 6.35%, 09/15/2035(2)	2,513,760
1,186,000	EUSHI Finance, Inc. 6.25%, 04/01/2056, (6.25% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.51% thereafter)(7)	1,180,724
	Eversource Energy
6,720,000	4.45%, 12/15/2030	6,696,739
15,925,000	5.50%, 01/01/2034	16,497,112
	FirstEnergy Transmission LLC
575,000	2.87%, 09/15/2028(2)	554,938
2,790,000	5.45%, 07/15/2044(2)	2,722,738
	GDZ Elektrik Dagitim AS
1,817,000	9.00%, 10/15/2029(2)	1,776,551
1,240,000	9.00%, 10/15/2029(1)(3)	1,212,006
	Georgia Power Co.
4,040,000	4.30%, 03/15/2043	3,562,348
5,790,000	4.85%, 03/15/2031	5,941,776
1,885,000	Kallpa Generacion SA 5.88%, 01/30/2032(2)	1,974,726
	Niagara Energy SAC
580,000	5.75%, 10/03/2034(2)	596,899
268,000	5.75%, 10/03/2034(1)	275,809
10,790,000	NRG Energy, Inc. 2.00%, 12/02/2025(2)	10,755,377
3,030,000	NSTAR Electric Co. 5.20%, 03/01/2035	3,099,350
9,970,000	Ohio Edison Co. 5.50%, 01/15/2033(2)	10,406,378
7,137,000	OmGrid Funding Ltd. 5.20%, 05/16/2027(1)	7,193,568
	Pacific Gas & Electric Co.
7,720,000	2.50%, 02/01/2031	6,909,824
6,110,000	3.50%, 08/01/2050	4,175,211
6,860,000	3.95%, 12/01/2047	5,154,340
1,585,000	4.00%, 12/01/2046	1,198,372
7,270,000	4.50%, 07/01/2040	6,319,916
999,000	4.55%, 07/01/2030	992,655
1,356,000	4.75%, 02/15/2044	1,157,683
26,115,000	4.95%, 07/01/2050	22,478,285
9,615,000	5.05%, 10/15/2032	9,631,884
5,508,000	5.25%, 03/01/2052	4,880,111
2,320,000	5.80%, 05/15/2034	2,404,357
7,100,000	6.40%, 06/15/2033	7,639,812
7,388,000	Pinnacle West Capital Corp. 5.15%, 05/15/2030	7,613,262
11,370,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	11,507,569
5,210,000	Public Service Electric & Gas Co. 4.90%, 08/15/2035	5,264,082
	Puget Energy, Inc.
10,464,000	4.10%, 06/15/2030	10,246,449
10,915,000	4.22%, 03/15/2032	10,476,318
	Sempra
5,300,000	3.80%, 02/01/2038	4,550,193
10,995,000	6.38%, 04/01/2056, (6.38% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.63% thereafter)(7)	11,297,471
	Southern California Edison Co.
1,262,000	2.75%, 02/01/2032	1,115,897
4,500,000	3.60%, 02/01/2045	3,286,921
81,000	3.65%, 02/01/2050	57,130
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Electric - 4.5% - (continued)
$ 370,000	3.65%, 06/01/2051	$258,302
4,845,000	3.90%, 03/15/2043	3,789,733
8,353,000	4.00%, 04/01/2047	6,372,890
885,000	4.13%, 03/01/2048	684,144
3,000,000	4.50%, 09/01/2040	2,645,014
1,990,000	5.45%, 06/01/2052	1,831,741
1,878,000	5.70%, 03/01/2053	1,781,546
8,433,000	5.88%, 12/01/2053	8,208,202
4,959,000	5.90%, 03/01/2055	4,879,603
1,465,000	6.20%, 09/15/2055	1,495,157
10,785,000	Southern Co. 4.85%, 03/15/2035	10,678,480
6,575,000	Southern Power Co. 4.25%, 10/01/2030	6,536,985
	Termocandelaria Power SA
1,335,000	7.75%, 09/17/2031(2)	1,385,771
265,000	7.75%, 09/17/2031(1)	275,078
	Virginia Electric & Power Co.
16,349,000	2.95%, 11/15/2051	10,530,664
7,130,000	3.80%, 09/15/2047	5,565,905
14,250,000	4.90%, 09/15/2035	14,207,017
5,705,000	5.15%, 03/15/2035	5,819,357
6,100,000	6.00%, 05/15/2037	6,591,299
440,000	VoltaGrid LLC 7.38%, 11/01/2030(2)	447,503
8,050,000	Xcel Energy, Inc. 5.60%, 04/15/2035	8,351,918
	Zorlu Enerji Elektrik Uretim AS
1,090,000	11.00%, 04/23/2030(2)	977,908
200,000	11.00%, 04/23/2030(1)	179,377
		527,957,409
	Electronics - 0.2%
3,015,000	Imola Merger Corp. 4.75%, 05/15/2029(2)	2,971,902
15,430,000	TD SYNNEX Corp. 2.38%, 08/09/2028	14,640,019
		17,611,921
	Energy-Alternate Sources - 0.0%
	FS Luxembourg SARL
1,415,000	8.63%, 06/25/2033(2)	1,468,063
400,000	8.63%, 06/25/2033(1)	415,000
338,000	8.88%, 02/12/2031(2)	352,901
1,790,550	Greenko Dutch BV 3.85%, 03/29/2026(1)	1,770,306
		4,006,270
	Engineering & Construction - 0.1%
3,000,000	AECOM 6.00%, 08/01/2033(2)	3,078,780
	Aeropuerto Internacional de Tocumen SA
740,000	5.13%, 08/11/2061(2)	594,294
245,000	5.13%, 08/11/2061(1)	196,759
895,000	Delhi International Airport Ltd. 6.13%, 10/31/2026(1)	904,504
	IHS Holding Ltd.
1,805,000	6.25%, 11/29/2028(1)	1,802,363
403,000	6.25%, 11/29/2028(2)	402,509
	Sitios Latinoamerica SAB de CV
950,000	5.38%, 04/04/2032(1)	952,114
970,000	6.00%, 11/25/2029(2)	1,002,078
		8,933,401
	Entertainment - 0.3%
	Caesars Entertainment, Inc.
1,100,000	4.63%, 10/15/2029(2)(3)	1,034,872
4,385,000	6.00%, 10/15/2032(2)(3)	4,183,173
	Cinemark USA, Inc.
2,395,000	5.25%, 07/15/2028(2)	2,383,914
The accompanying notes are an integral part of these financial statements.

10

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Entertainment - 0.3% - (continued)
$ 230,000	7.00%, 08/01/2032(2)	$238,353
	Cirsa Finance International SARL
EUR 390,000	6.50%, 03/15/2029(2)	468,571
1,610,000	7.88%, 07/31/2028(2)	1,939,643
$ 845,000	Flutter Treasury DAC 5.88%, 06/04/2031(2)	855,563
1,150,000	GENM Capital Labuan Ltd. 3.88%, 04/19/2031(1)	1,041,624
1,492,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(2)	1,458,732
4,783,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(2)	4,737,631
	Warnermedia Holdings, Inc.
1,657,000	4.28%, 03/15/2032(3)	1,517,708
3,530,000	5.05%, 03/15/2042	2,833,637
315,000	5.14%, 03/15/2052	239,400
	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
630,000	6.25%, 03/15/2033(2)	640,094
4,950,000	7.13%, 02/15/2031(2)	5,315,671
		28,888,586
	Environmental Control - 0.4%
1,855,000	Clean Harbors, Inc. 5.75%, 10/15/2033(2)	1,895,801
7,545,000	Republic Services, Inc. 5.15%, 03/15/2035	7,806,011
494,000	Reworld Holding Corp. 4.88%, 12/01/2029(2)	464,184
	Waste Management, Inc.
19,240,000	4.95%, 07/03/2031	19,924,930
14,575,000	4.95%, 03/15/2035	14,801,451
		44,892,377
	Food - 1.1%
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
1,500,000	5.50%, 03/31/2031(2)	1,511,856
1,500,000	5.75%, 03/31/2034(2)	1,506,609
	B&G Foods, Inc.
1,849,000	5.25%, 09/15/2027(3)	1,777,932
1,190,000	8.00%, 09/15/2028(2)	1,118,787
EUR 1,260,000	Bellis Acquisition Co. PLC 8.00%, 07/01/2031(2)(3)	1,476,649
	Bimbo Bakeries USA, Inc.
$ 560,000	6.05%, 01/15/2029(1)	587,345
200,000	6.05%, 01/15/2029(2)	209,766
200,000	BRF SA 5.75%, 09/21/2050(2)	169,546
845,000	Cencosud SA 5.95%, 05/28/2031(2)	887,277
	Conagra Brands, Inc.
7,306,000	4.85%, 11/01/2028	7,386,532
1,100,000	5.00%, 08/01/2030	1,114,856
3,000,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 7.25%, 11/15/2053	3,398,649
	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
11,980,000	5.50%, 01/15/2036(2)	12,139,574
13,135,000	6.25%, 03/01/2056(2)	13,221,560
9,365,000	Kraft Heinz Foods Co. 5.20%, 03/15/2032	9,603,619
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Food - 1.1% - (continued)
$ 605,000	MARB BondCo PLC 3.95%, 01/29/2031(1)	$545,855
	Mars, Inc.
10,725,000	4.60%, 03/01/2028(2)	10,851,289
23,295,000	5.20%, 03/01/2035(2)	23,909,810
20,215,000	5.65%, 05/01/2045(2)	20,602,918
3,725,000	5.80%, 05/01/2065(2)	3,831,249
223,000	Minerva Luxembourg SA 8.88%, 09/13/2033(2)	243,992
	Performance Food Group, Inc.
1,390,000	5.50%, 10/15/2027(2)	1,390,297
280,000	6.13%, 09/15/2032(2)	287,475
	Post Holdings, Inc.
2,055,000	6.25%, 10/15/2034(2)	2,079,070
2,200,000	6.38%, 03/01/2033(2)	2,228,147
	Tyson Foods, Inc.
1,970,000	5.10%, 09/28/2048	1,819,449
8,480,000	5.70%, 03/15/2034(3)	8,919,275
		132,819,383
	Forest Products & Paper - 0.0%
1,180,000	Inversiones CMPC SA 6.70%, 12/09/2057, (6.70% fixed rate until 06/09/2032; 5 yr. USD CMT + 2.83% thereafter)(2)(7)	1,192,154
400,000	Suzano Austria GmbH 3.75%, 01/15/2031	378,586
475,000	Suzano Netherlands BV 5.50%, 01/15/2036	473,746
		2,044,486
	Gas - 0.5%
548,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(2)(7)	561,775
1,475,000	AmeriGas Partners LP/AmeriGas Finance Corp. 9.50%, 06/01/2030(2)	1,552,104
	Brooklyn Union Gas Co.
11,000,000	3.87%, 03/04/2029(2)	10,826,695
8,520,000	4.87%, 08/05/2032(2)	8,428,769
	MPLX LP
325,000	4.95%, 03/14/2052	277,214
7,425,000	5.50%, 06/01/2034	7,567,373
	NiSource, Inc.
13,000,000	1.70%, 02/15/2031	11,307,585
5,400,000	5.35%, 07/15/2035	5,508,751
6,795,000	5.85%, 04/01/2055	6,933,415
3,000,000	Southern Co. Gas Capital Corp. 5.10%, 09/15/2035	3,017,524
		55,981,205
	Healthcare - Products - 0.5%
9,665,000	Alcon Finance Corp. 2.60%, 05/27/2030(2)	8,952,912
2,365,000	Avantor Funding, Inc. 4.63%, 07/15/2028(2)	2,327,000
5,485,000	Baxter International, Inc. 3.13%, 12/01/2051	3,542,155
17,000,000	GE HealthCare Technologies, Inc. 5.86%, 03/15/2030	18,007,410
	Medline Borrower LP
5,161,000	3.88%, 04/01/2029(2)	5,012,912
1,572,000	5.25%, 10/01/2029(2)	1,566,018
The accompanying notes are an integral part of these financial statements.

11

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Healthcare - Products - 0.5% - (continued)
$ 4,875,000	Smith & Nephew PLC 5.40%, 03/20/2034	$5,042,383
	Solventum Corp.
6,230,000	5.40%, 03/01/2029	6,443,257
8,900,000	5.60%, 03/23/2034	9,256,250
		60,150,297
	Healthcare - Services - 1.2%
375,000	Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(2)	366,951
	Centene Corp.
11,280,000	2.45%, 07/15/2028	10,515,968
521,000	2.50%, 03/01/2031	448,362
	CHS/Community Health Systems, Inc.
3,125,000	4.75%, 02/15/2031(2)	2,789,692
425,000	5.25%, 05/15/2030(2)	398,385
1,050,000	6.88%, 04/15/2029(2)(3)	951,962
1,030,000	9.75%, 01/15/2034(2)	1,090,551
2,933,000	10.88%, 01/15/2032(2)	3,161,862
3,460,000	Cigna Group 4.88%, 09/15/2032	3,491,342
7,540,000	Elevance Health, Inc. 4.95%, 11/01/2031	7,691,691
	HCA, Inc.
4,690,000	4.60%, 11/15/2032	4,660,875
19,135,000	4.90%, 11/15/2035(3)	18,907,603
5,995,000	Health Care Service Corp. A Mutual Legal Reserve Co. 5.20%, 06/15/2029(2)	6,154,006
13,425,000	Humana, Inc. 5.55%, 05/01/2035	13,727,946
2,440,000	IQVIA, Inc. 6.25%, 06/01/2032(2)	2,543,129
16,550,000	Laboratory Corp. of America Holdings 4.55%, 04/01/2032	16,474,920
14,305,000	Quest Diagnostics, Inc. 4.63%, 12/15/2029	14,540,266
2,005,000	Star Parent, Inc. 9.00%, 10/01/2030(2)	2,140,890
4,505,000	Surgery Center Holdings, Inc. 7.25%, 04/15/2032(2)(3)	4,635,249
2,905,000	Tenet Healthcare Corp. 6.13%, 06/15/2030	2,958,859
	UnitedHealth Group, Inc.
5,615,000	5.38%, 04/15/2054	5,402,350
13,965,000	5.50%, 07/15/2044	14,013,667
4,575,000	5.95%, 02/15/2041	4,842,027
		141,908,553
	Home Builders - 0.1%
	Ashton Woods USA LLC/Ashton Woods Finance Co.
840,000	4.63%, 08/01/2029(2)	794,096
691,000	4.63%, 04/01/2030(2)	650,472
	Century Communities, Inc.
3,150,000	3.88%, 08/15/2029(2)	2,953,715
2,045,000	6.63%, 09/15/2033(2)	2,038,937
1,650,000	KB Home 4.80%, 11/15/2029	1,636,920
2,040,000	M/I Homes, Inc. 3.95%, 02/15/2030	1,942,718
2,700,000	STL Holding Co. LLC 8.75%, 02/15/2029(2)	2,831,028
		12,847,886
	Household Products - 0.1%
	Kenvue, Inc.
4,040,000	4.85%, 05/22/2032	4,092,954
5,920,000	5.05%, 03/22/2053	5,424,107
		9,517,061
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Housewares - 0.0%
$ 2,153,000	Newell Brands, Inc. 6.63%, 05/15/2032(3)	$2,023,820
	Insurance - 1.5%
13,195,000	200 Park Funding Trust 5.74%, 02/15/2055(2)	13,346,721
	Acrisure LLC/Acrisure Finance, Inc.
550,000	6.75%, 07/01/2032(2)	564,058
3,325,000	7.50%, 11/06/2030(2)	3,438,974
2,425,000	8.50%, 06/15/2029(2)	2,545,654
4,250,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(2)	4,385,154
5,547,000	American International Group, Inc. 4.50%, 07/16/2044	4,942,011
1,105,000	American National Group, Inc. 7.00%, 12/01/2055, (7.00% fixed rate until 12/01/2030; 5 yr. USD CMT + 3.18% thereafter)(7)	1,128,479
	Athene Global Funding
7,000,000	2.67%, 06/07/2031(2)	6,230,542
14,850,000	5.62%, 05/08/2026(2)	14,954,054
	Athene Holding Ltd.
1,025,000	6.63%, 05/19/2055	1,073,016
1,100,000	6.88%, 06/28/2055, (6.88% fixed rate until 03/28/2035; 5 yr. USD CMT + 2.58% thereafter)(7)	1,104,156
	Corebridge Global Funding
4,645,000	4.90%, 08/21/2032(2)	4,672,930
8,690,000	5.90%, 09/19/2028(2)	9,084,771
7,660,000	Equitable Financial Life Global Funding 5.00%, 03/27/2030(2)	7,830,690
2,635,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	2,642,532
13,198,000	Fortitude Group Holdings LLC 6.25%, 04/01/2030(2)	13,705,759
550,000	Global Atlantic Fin Co. 4.40%, 10/15/2029(2)	540,850
15,090,000	Guardian Life Global Funding 4.67%, 09/05/2032(2)	15,188,063
7,465,000	Henneman Trust 6.58%, 05/15/2055(2)	7,903,233
	HUB International Ltd.
2,000,000	7.25%, 06/15/2030(2)	2,087,996
3,765,000	7.38%, 01/31/2032(2)	3,902,130
8,915,000	Jackson National Life Global Funding 5.55%, 07/02/2027(2)	9,100,804
16,484,000	Liberty Mutual Group, Inc. 4.30%, 02/01/2061(2)	10,580,767
4,940,000	Nationwide Mutual Insurance Co. 9.38%, 08/15/2039(2)	6,678,218
12,865,000	Northwestern Mutual Global Funding 5.16%, 05/28/2031(2)	13,363,214
7,050,000	RGA Global Funding 5.00%, 08/25/2032(2)	7,096,508
8,490,000	Sammons Financial Group Global Funding 4.95%, 06/12/2030(2)	8,586,391
885,000	Tongyang Life Insurance Co. Ltd. 6.25%, 05/07/2035, (6.25% fixed rate until 05/07/2030; 5 yr. USD CMT + 2.40% thereafter)(1)(7)	923,090
		177,600,765
	Internet - 0.7%
	Alphabet, Inc.
15,400,000	4.50%, 05/15/2035(3)	15,357,594
The accompanying notes are an integral part of these financial statements.

12

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Internet - 0.7% - (continued)
$ 5,135,000	5.25%, 05/15/2055	$5,088,491
2,575,000	5.30%, 05/15/2065	2,530,162
11,020,000	Amazon.com, Inc. 3.95%, 04/13/2052	8,805,653
	Meta Platforms, Inc.
1,245,000	4.20%, 11/15/2030	1,243,705
5,000,000	4.45%, 08/15/2052	4,184,523
4,485,000	4.60%, 11/15/2032	4,507,545
19,830,000	4.88%, 11/15/2035	19,917,675
9,645,000	5.60%, 05/15/2053	9,565,779
	Rakuten Group, Inc.
1,600,000	8.13%, 12/15/2029, (8.13% fixed rate until 12/15/2029; 5 yr. USD CMT + 4.25% thereafter)(2)(6)(7)	1,671,690
1,325,000	9.75%, 04/15/2029(2)	1,486,159
EUR 1,475,000	United Group BV 6.29%, 02/15/2031, 3 mo. EURIBOR + 4.25%(2)(7)	1,702,284
		76,061,260
	Investment Company Security - 0.1%
$ 485,000	Abu Dhabi Developmental Holding Co. PJSC 5.38%, 05/08/2029(2)	505,107
1,140,000	Ares Strategic Income Fund 5.15%, 01/15/2031(2)	1,117,935
560,000	HPS Corporate Lending Fund 5.45%, 11/15/2030(2)	554,318
5,345,000	JAB Holdings BV 3.75%, 05/28/2051(2)	3,750,900
		5,928,260
	Iron/Steel - 0.0%
2,353,000	ATI, Inc. 4.88%, 10/01/2029	2,340,780
915,000	JSW Steel Ltd. 3.95%, 04/05/2027(1)	898,796
		3,239,576
	IT Services - 0.6%
2,900,000	Amentum Escrow Holdings, Inc. 7.25%, 08/01/2032(2)	3,018,044
	Apple, Inc.
6,520,000	3.85%, 08/04/2046	5,358,133
7,280,000	3.95%, 08/08/2052	5,892,159
980,000	CACI International, Inc. 6.38%, 06/15/2033(2)	1,018,926
1,675,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(2)	1,746,589
5,900,000	Hewlett Packard Enterprise Co. 4.85%, 10/15/2031	5,960,874
25,050,000	IBM International Capital Pte. Ltd. 5.25%, 02/05/2044	24,542,344
2,750,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(2)	2,814,520
	International Business Machines Corp.
9,170,000	4.15%, 05/15/2039	8,246,834
10,000,000	5.00%, 02/10/2032	10,283,322
433,000	McAfee Corp. 7.38%, 02/15/2030(2)(3)	396,386
3,000,000	Science Applications International Corp. 5.88%, 11/01/2033(2)	2,991,180
70,000	Seagate Data Storage Technology Pte. Ltd. 4.09%, 06/01/2029(2)	68,098
		72,337,409
	Leisure Time - 0.1%
1,215,000	Carnival Corp. 6.00%, 05/01/2029(2)	1,233,225
	NCL Corp. Ltd.
1,500,000	5.88%, 01/15/2031(2)	1,499,290
1,500,000	6.25%, 09/15/2033(2)	1,517,128
1,935,000	6.75%, 02/01/2032(2)	1,988,330
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Leisure Time - 0.1% - (continued)
	Viking Cruises Ltd.
$ 1,925,000	5.88%, 10/15/2033(2)	$1,956,891
1,850,000	9.13%, 07/15/2031(2)	1,981,996
		10,176,860
	Lodging - 0.2%
	Fortune Star BVI Ltd.
EUR 885,000	3.95%, 10/02/2026(1)	1,013,327
$ 1,445,000	5.05%, 01/27/2027(1)	1,425,333
	Las Vegas Sands Corp.
7,940,000	3.50%, 08/18/2026	7,875,711
1,295,000	5.63%, 06/15/2028	1,324,179
215,000	6.00%, 06/14/2030	224,773
930,000	Sands China Ltd. 3.80%, 01/08/2026(10)	928,430
3,165,000	Station Casinos LLC 6.63%, 03/15/2032(2)	3,216,798
2,729,000	Studio City Finance Ltd. 5.00%, 01/15/2029(1)	2,613,081
		18,621,632
	Machinery-Diversified - 0.4%
15,910,000	Deere & Co. 5.45%, 01/16/2035	16,784,212
8,060,000	Ingersoll Rand, Inc. 5.70%, 08/14/2033	8,574,977
7,475,000	Otis Worldwide Corp. 5.13%, 11/19/2031	7,746,873
2,860,000	Regal Rexnord Corp. 6.05%, 02/15/2026	2,868,424
1,470,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(2)	1,468,305
7,550,000	Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030	7,717,046
		45,159,837
	Media - 1.6%
	CCO Holdings LLC/CCO Holdings Capital Corp.
6,380,000	4.25%, 02/01/2031(2)	5,774,656
3,960,000	4.25%, 01/15/2034(2)(3)	3,325,305
10,170,000	4.50%, 08/15/2030(2)	9,533,502
7,500,000	4.75%, 02/01/2032(2)(3)	6,789,895
1,325,000	5.00%, 02/01/2028(2)	1,311,702
875,000	7.38%, 03/01/2031(2)(3)	888,160
	Charter Communications Operating LLC/Charter Communications Operating Capital
3,400,000	2.80%, 04/01/2031	3,049,626
10,000,000	3.50%, 03/01/2042	7,077,943
550,000	3.70%, 04/01/2051	359,512
7,148,000	3.85%, 04/01/2061	4,399,725
1,484,000	3.90%, 06/01/2052	973,912
266,000	3.95%, 06/30/2062	164,711
662,000	4.40%, 12/01/2061	448,468
1,605,000	4.80%, 03/01/2050	1,256,024
10,990,000	5.38%, 05/01/2047	9,324,482
4,658,000	6.48%, 10/23/2045	4,499,863
	Comcast Corp.
10,000,000	2.94%, 11/01/2056	5,794,394
4,900,000	2.99%, 11/01/2063	2,730,375
6,605,000	3.25%, 11/01/2039	5,208,562
7,000,000	3.75%, 04/01/2040	5,816,092
14,015,000	4.95%, 05/15/2032	14,277,221
	Cox Communications, Inc.
955,000	2.95%, 10/01/2050(2)	552,444
600,000	5.80%, 12/15/2053(2)	532,202
The accompanying notes are an integral part of these financial statements.

13

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Media - 1.6% - (continued)
$ 850,000	6.95%, 01/15/2028	$887,285
	CSC Holdings LLC
2,525,000	5.75%, 01/15/2030(2)	946,208
4,270,000	11.75%, 01/31/2029(2)	3,373,131
1,425,000	Directv Financing LLC 8.88%, 02/01/2030(2)	1,416,654
	Directv Financing LLC/Directv Financing Co-Obligor, Inc.
246,000	5.88%, 08/15/2027(2)	246,012
3,378,000	10.00%, 02/15/2031(2)	3,364,094
1,560,000	EW Scripps Co. 9.88%, 08/15/2030(2)	1,479,405
	Gray Media, Inc.
280,000	7.25%, 08/15/2033(2)	274,139
1,895,000	9.63%, 07/15/2032(2)(3)	1,904,335
953,000	iHeartCommunications, Inc. 9.13%, 05/01/2029(2)	879,143
	Paramount Global
22,304,000	4.20%, 05/19/2032	20,631,978
705,000	4.38%, 03/15/2043	533,917
10,200,000	4.95%, 01/15/2031	10,001,932
745,000	4.95%, 05/19/2050	581,959
1,371,000	6.88%, 04/30/2036	1,441,817
1,425,000	Sinclair Television Group, Inc. 8.13%, 02/15/2033(2)	1,452,203
3,790,000	Sunrise FinCo I BV 4.88%, 07/15/2031(2)	3,610,581
	Time Warner Cable LLC
10,420,000	4.50%, 09/15/2042	8,239,472
8,630,000	5.88%, 11/15/2040	8,071,580
2,825,000	6.75%, 06/15/2039	2,901,627
	Univision Communications, Inc.
590,000	4.50%, 05/01/2029(2)	554,520
4,200,000	8.50%, 07/31/2031(2)	4,295,781
785,000	Versant Media Group, Inc. 7.25%, 01/30/2031(2)	800,172
	Virgin Media Secured Finance PLC
GBP 1,200,000	4.25%, 01/15/2030(1)	1,446,599
$ 1,785,000	4.50%, 08/15/2030(2)	1,658,954
	VTR Comunicaciones SpA
200,000	4.38%, 04/15/2029(1)	185,500
400,000	5.13%, 01/15/2028(1)	389,000
1,555,000	VZ Secured Financing BV 5.00%, 01/15/2032(2)	1,412,743
4,010,000	Ziggo BV 4.88%, 01/15/2030(2)	3,784,837
		180,854,354
	Mining - 1.2%
	Anglo American Capital PLC
6,850,000	2.63%, 09/10/2030(2)	6,294,989
935,000	2.63%, 09/10/2030(1)	859,243
260,000	2.88%, 03/17/2031(1)	239,074
20,570,000	3.88%, 03/16/2029(2)	20,250,024
8,630,000	5.63%, 04/01/2030(2)	9,014,993
260,000	5.63%, 04/01/2030(1)	271,599
12,000,000	5.75%, 04/05/2034(2)	12,603,696
	BHP Billiton Finance USA Ltd.
11,335,000	5.13%, 02/21/2032	11,756,971
4,005,000	5.75%, 09/05/2055	4,180,039
	Constellium SE
680,000	3.75%, 04/15/2029(2)	649,246
1,216,000	5.63%, 06/15/2028(2)	1,213,406
	Fortescue Treasury Pty. Ltd.
499,000	4.38%, 04/01/2031(2)	482,968
1,050,000	4.50%, 09/15/2027(2)	1,045,807
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Mining - 1.2% - (continued)
$ 6,598,000	5.88%, 04/15/2030(2)	$6,807,460
	Glencore Funding LLC
13,275,000	4.91%, 04/01/2028(2)	13,485,317
11,720,000	5.40%, 05/08/2028(2)	12,032,257
1,630,000	5.89%, 04/04/2054(2)(3)	1,661,721
16,575,000	6.13%, 10/06/2028(2)	17,404,605
11,910,000	6.38%, 10/06/2030(2)	12,845,400
2,430,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(2)	2,504,628
3,027,000	Kaiser Aluminum Corp. 5.88%, 03/01/2034(2)	3,015,934
834,000	Novelis Corp. 4.75%, 01/30/2030(2)	806,127
	Vedanta Resources Finance II PLC
200,000	9.48%, 07/24/2030(2)	202,956
610,000	9.85%, 04/24/2033(2)	616,947
564,000	11.25%, 12/03/2031(2)	597,908
	WE Soda Investments Holding PLC
200,000	9.38%, 02/14/2031(2)	198,308
2,335,000	9.50%, 10/06/2028(2)	2,338,053
		143,379,676
	Miscellaneous Manufacturing - 0.3%
14,165,000	Entegris, Inc. 4.75%, 04/15/2029(2)	14,077,387
20,200,000	Siemens Funding BV 4.90%, 05/28/2032(2)	20,777,837
		34,855,224
	Office/Business Equipment - 0.1%
	CDW LLC/CDW Finance Corp.
5,064,000	3.25%, 02/15/2029	4,851,550
12,485,000	3.28%, 12/01/2028	12,062,951
		16,914,501
	Oil & Gas - 1.6%
	Aker BP ASA
2,668,000	4.00%, 01/15/2031(2)	2,574,107
8,290,000	5.13%, 10/01/2034(2)	8,146,536
8,270,000	5.25%, 10/30/2035(2)	8,132,338
800,000	APA Corp. 5.35%, 07/01/2049	664,343
1,435,000	Apache Corp. 4.75%, 04/15/2043	1,149,535
	Azule Energy Finance PLC
2,495,000	8.13%, 01/23/2030(2)	2,507,490
855,000	8.13%, 01/23/2030(1)	859,738
10,012,000	BP Capital Markets America, Inc. 3.38%, 02/08/2061	6,697,166
	ConocoPhillips Co.
5,795,000	5.55%, 03/15/2054	5,707,779
2,650,000	5.65%, 01/15/2065	2,609,395
680,000	Continental Resources, Inc. 4.90%, 06/01/2044	549,553
	Coterra Energy, Inc.
5,200,000	5.40%, 02/15/2035	5,237,560
7,683,000	5.60%, 03/15/2034	7,867,468
4,145,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(2)	4,400,502
12,629,000	Diamondback Energy, Inc. 6.25%, 03/15/2053	12,930,617
	Ecopetrol SA
1,582,000	4.63%, 11/02/2031	1,418,794
8,310,000	7.75%, 02/01/2032	8,586,848
1,805,000	Empresa Nacional del Petroleo 5.25%, 11/06/2029(1)	1,837,630
	Energean Israel Finance Ltd.
780,000	5.38%, 03/30/2028(1)	767,325
1,527,000	5.88%, 03/30/2031(1)	1,473,993
The accompanying notes are an integral part of these financial statements.

14

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Oil & Gas - 1.6% - (continued)
	Eni SpA
$ 5,000,000	5.50%, 05/15/2034(2)	$5,153,554
5,755,000	5.75%, 05/19/2035(2)	6,013,502
	EOG Resources, Inc.
6,390,000	5.35%, 01/15/2036	6,578,471
2,770,000	5.65%, 12/01/2054	2,769,964
	Hilcorp Energy I LP/Hilcorp Finance Co.
170,000	6.00%, 02/01/2031(2)	160,960
425,000	6.88%, 05/15/2034(2)	403,748
855,000	KazMunayGas National Co. JSC 6.38%, 10/24/2048(1)	862,955
	Matador Resources Co.
175,000	6.25%, 04/15/2033(2)	174,741
1,005,000	6.50%, 04/15/2032(2)	1,014,261
2,200,000	6.88%, 04/15/2028(2)	2,241,917
575,000	Medco Laurel Tree Pte. Ltd. 6.95%, 11/12/2028(1)	577,971
2,080,000	Nabors Industries, Inc. 9.13%, 01/31/2030(2)	2,185,726
365,000	Noble Finance II LLC 8.00%, 04/15/2030(2)	378,813
	Northern Oil & Gas, Inc.
505,000	7.88%, 10/15/2033(2)	491,871
1,725,000	8.75%, 06/15/2031(2)	1,758,102
1,020,000	Permian Resources Operating LLC 6.25%, 02/01/2033(2)	1,037,780
	Petroleos de Venezuela SA
485,000	5.50%, 04/12/2037(1)(8)	107,185
4,477,000	6.00%, 05/16/2024(1)(8)	989,417
4,044,000	6.00%, 11/15/2026(1)(8)	893,724
	Petroleos Mexicanos
455,000	5.95%, 01/28/2031	445,054
3,111,000	6.75%, 09/21/2047	2,576,385
	Petronas Capital Ltd.
640,000	4.95%, 01/03/2031(2)	661,321
410,000	5.85%, 04/03/2055(2)	437,922
	Phillips 66 Co.
565,000	5.88%, 03/15/2056, (5.88% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.28% thereafter)(7)	561,629
14,353,000	6.20%, 03/15/2056, (6.20% fixed rate until 12/15/2035; 5 yr. USD CMT + 2.17% thereafter)(7)	14,495,554
1,154,000	Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24%, 07/03/2036(2)	1,235,438
	Raizen Fuels Finance SA
910,000	6.70%, 02/25/2037(2)	760,196
305,000	6.70%, 02/25/2037(1)	254,791
840,000	6.95%, 03/05/2054(2)	651,168
2,010,000	Saudi Arabian Oil Co. 5.88%, 07/17/2064(1)	2,004,989
7,450,000	Shell International Finance BV 3.00%, 11/26/2051	4,977,349
	SM Energy Co.
3,075,000	6.50%, 07/15/2028	3,102,272
1,505,000	6.75%, 08/01/2029(2)	1,501,857
1,735,000	7.00%, 08/01/2032(2)	1,697,290
1,205,000	State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/2030(1)	1,301,395
	Sunoco LP
680,000	5.63%, 03/15/2031(2)	680,439
840,000	5.88%, 03/15/2034(2)	839,862
1,495,000	6.25%, 07/01/2033(2)	1,526,568
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Oil & Gas - 1.6% - (continued)
$ 1,045,000	7.00%, 05/01/2029(2)	$1,086,259
1,840,000	7.25%, 05/01/2032(2)	1,939,844
	Talos Production, Inc.
825,000	9.00%, 02/01/2029(2)	848,248
2,700,000	9.38%, 02/01/2031(2)	2,761,261
	Thaioil Treasury Center Co. Ltd.
814,000	2.50%, 06/18/2030(1)	735,298
1,220,000	3.75%, 06/18/2050(1)	895,408
7,491,000	TotalEnergies Capital International SA 2.99%, 06/29/2041	5,680,946
	Transocean International Ltd.
975,000	7.88%, 10/15/2032(2)	1,004,103
3,393,750	8.75%, 02/15/2030(2)	3,561,160
550,000	Viper Energy Partners LLC 4.90%, 08/01/2030	553,845
	Vital Energy, Inc.
425,000	7.75%, 07/31/2029(2)	417,833
210,000	7.88%, 04/15/2032(2)(3)	198,735
925,000	9.75%, 10/15/2030	951,052
	YPF SA
1,515,000	6.95%, 07/21/2027(1)	1,512,192
2,086,000	8.25%, 01/17/2034(2)	2,099,884
210,000	8.75%, 09/11/2031(2)	215,727
		182,086,653
	Oil & Gas Services - 0.1%
2,747,000	Enerflex Ltd. 9.00%, 10/15/2027(2)	2,803,385
	USA Compression Partners LP/USA Compression Finance Corp.
1,915,000	6.25%, 10/01/2033(2)	1,922,352
3,160,000	7.13%, 03/15/2029(2)	3,263,774
2,993,000	Weatherford International Ltd. 6.75%, 10/15/2033(2)	3,058,729
		11,048,240
	Packaging & Containers - 0.3%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2,840,000	4.13%, 08/15/2026(2)(3)	2,612,800
3,135,000	5.25%, 08/15/2027(2)	783,750
	Clydesdale Acquisition Holdings, Inc.
1,520,000	6.63%, 04/15/2029(2)	1,526,073
908,000	6.75%, 04/15/2032(2)	911,085
	Graphic Packaging International LLC
1,335,000	3.75%, 02/01/2030(2)	1,254,029
150,000	6.38%, 07/15/2032(2)	151,969
2,410,000	LABL, Inc. 8.63%, 10/01/2031(2)	1,549,188
	Mauser Packaging Solutions Holding Co.
1,715,000	7.88%, 04/15/2027(2)	1,719,505
1,475,000	9.25%, 04/15/2027(2)	1,456,430
595,000	OI European Group BV 4.75%, 02/15/2030(2)	560,869
	Owens-Brockway Glass Container, Inc.
1,870,000	7.25%, 05/15/2031(2)(3)	1,832,614
1,025,000	7.38%, 06/01/2032(2)(3)	1,002,831
15,185,000	Packaging Corp. of America 5.20%, 08/15/2035	15,440,852
972,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(1)(10)	928,299
1,400,000	Trivium Packaging Finance BV 12.25%, 01/15/2031(2)	1,460,630
		33,190,924
The accompanying notes are an integral part of these financial statements.

15

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Pharmaceuticals - 1.4%
$ 5,235,000	1261229 BC Ltd. 10.00%, 04/15/2032(2)	$5,472,195
4,630,000	AbbVie, Inc. 4.05%, 11/21/2039	4,150,504
5,000,000	AstraZeneca PLC 4.00%, 09/18/2042	4,371,947
	Bristol-Myers Squibb Co.
8,400,000	4.25%, 10/26/2049	6,991,333
2,310,000	6.25%, 11/15/2053	2,523,977
	Cardinal Health, Inc.
10,210,000	5.00%, 11/15/2029	10,489,849
13,200,000	5.13%, 02/15/2029	13,565,037
	CVS Health Corp.
3,340,000	1.88%, 02/28/2031	2,915,330
10,850,000	2.13%, 09/15/2031	9,456,619
8,115,000	4.78%, 03/25/2038	7,624,696
5,535,000	5.00%, 09/15/2032(3)	5,622,820
4,880,000	5.45%, 09/15/2035	4,982,947
6,730,000	6.20%, 09/15/2055	6,912,493
12,520,000	7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(7)	13,154,526
	CVS Pass-Through Trust
4,562	6.04%, 12/10/2028	4,638
13,018	6.94%, 01/10/2030	13,441
	Eli Lilly & Co.
15,150,000	4.55%, 10/15/2032	15,295,832
4,450,000	5.50%, 02/12/2055	4,535,560
5,790,000	5.60%, 02/12/2065	5,968,714
7,965,000	Pfizer Investment Enterprises Pte. Ltd. 5.11%, 05/19/2043	7,733,449
10,000,000	Pfizer, Inc. 4.30%, 06/15/2043	8,796,284
EUR 1,545,000	Teva Pharmaceutical Finance Netherlands II BV 7.88%, 09/15/2031	2,140,877
	Teva Pharmaceutical Finance Netherlands III BV
$ 4,904,000	3.15%, 10/01/2026	4,828,599
5,404,000	4.75%, 05/09/2027	5,403,095
14,485,000	Viatris, Inc. 2.70%, 06/22/2030	13,103,423
		166,058,185
	Pipelines - 2.6%
2,956,000	AL Candelaria (Spain) SA 5.75%, 06/15/2033(1)	2,681,210
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
2,750,000	5.75%, 01/15/2028(2)	2,748,921
1,950,000	5.75%, 10/15/2033(2)	1,947,201
531,000	6.63%, 02/01/2032(2)	549,735
	Buckeye Partners LP
2,930,000	4.50%, 03/01/2028(2)	2,900,562
2,174,000	5.60%, 10/15/2044	2,004,562
1,610,000	6.88%, 07/01/2029(2)	1,667,374
12,225,000	Cheniere Energy Partners LP 5.55%, 10/30/2035(2)	12,510,504
5,255,000	Columbia Pipelines Holding Co. LLC 5.10%, 10/01/2031(2)	5,348,368
8,842,000	Columbia Pipelines Operating Co. LLC 6.54%, 11/15/2053(2)	9,511,642
9,630,000	DT Midstream, Inc. 4.38%, 06/15/2031(2)	9,348,360
953,947	EIG Pearl Holdings SARL 3.55%, 08/31/2036(1)	885,377
	Enbridge, Inc.
10,035,000	5.70%, 03/08/2033	10,569,836
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Pipelines - 2.6% - (continued)
$ 277,000	7.20%, 06/27/2054, (7.20% fixed rate until 03/27/2034; 5 yr. USD CMT + 2.97% thereafter)(7)	$295,843
	Energy Transfer LP
635,000	5.00%, 05/15/2050	538,507
2,993,000	5.15%, 03/15/2045	2,662,027
3,853,000	5.30%, 04/15/2047	3,464,824
2,007,000	5.40%, 10/01/2047	1,815,265
2,185,000	5.95%, 05/15/2054	2,109,086
2,545,000	6.00%, 06/15/2048	2,483,848
4,245,000	6.10%, 12/01/2028	4,458,719
4,090,000	6.40%, 12/01/2030	4,426,190
26,285,000	6.50%, 02/15/2056, (6.50% fixed rate until 11/15/2030; 5 yr. USD CMT + 2.68% thereafter)(7)	26,046,929
1,098,000	6.75%, 02/15/2056, (6.75% fixed rate until 11/15/2035; 5 yr. USD CMT + 2.48% thereafter)(7)	1,101,402
12,495,000	Enterprise Products Operating LLC 4.60%, 01/15/2031	12,649,383
	Galaxy Pipeline Assets Bidco Ltd.
669,824	2.16%, 03/31/2034(1)	608,266
915,000	2.63%, 03/31/2036(2)	808,469
750,000	2.63%, 03/31/2036(1)	662,344
	Greensaif Pipelines Bidco SARL
273,000	6.10%, 08/23/2042(2)	289,806
1,460,000	6.13%, 02/23/2038(1)	1,568,548
10,230,000	Gulfstream Natural Gas System LLC 5.60%, 07/23/2035(2)	10,476,987
6,800,000	Hess Midstream Operations LP 6.50%, 06/01/2029(2)	7,046,180
	Howard Midstream Energy Partners LLC
2,645,000	6.63%, 01/15/2034(2)	2,725,712
275,000	7.38%, 07/15/2032(2)	288,162
	MPLX LP
360,000	4.70%, 04/15/2048	301,402
2,485,000	4.80%, 02/15/2031	2,505,999
12,910,000	5.00%, 01/15/2033	12,911,950
350,000	5.20%, 03/01/2047	314,583
22,465,000	5.40%, 09/15/2035	22,557,812
1,250,000	NFE Financing LLC 12.00%, 11/15/2029(2)	304,630
1,992,000	ONEOK Partners LP 6.13%, 02/01/2041	2,041,556
	ONEOK, Inc.
3,730,000	4.75%, 10/15/2031	3,730,196
6,585,000	4.85%, 02/01/2049	5,626,251
3,940,000	4.95%, 10/15/2032	3,946,276
14,335,000	5.05%, 11/01/2034	14,130,806
10,125,000	5.40%, 10/15/2035	10,162,309
7,145,000	5.70%, 11/01/2054	6,685,364
6,474,000	6.35%, 01/15/2031	6,929,658
	Plains All American Pipeline LP/PAA Finance Corp.
555,000	4.70%, 01/15/2031	556,214
6,020,000	5.60%, 01/15/2036	6,082,150
2,950,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(2)	3,087,594
2,999,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.75%, 03/15/2034(2)	2,975,938
	Targa Resources Corp.
4,285,000	4.95%, 04/15/2052	3,664,347
The accompanying notes are an integral part of these financial statements.

16

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Pipelines - 2.6% - (continued)
$ 9,990,000	5.55%, 08/15/2035	$10,201,653
3,870,000	5.65%, 02/15/2036	3,968,556
4,352,000	6.25%, 07/01/2052	4,443,291
3,850,000	6.50%, 03/30/2034	4,202,613
6,433,000	6.50%, 02/15/2053	6,761,561
590,000	TransCanada PipeLines Ltd. 7.00%, 06/01/2065, (7.00% fixed rate until 03/01/2030; 5 yr. USD CMT + 2.61% thereafter)(7)	608,035
	Venture Global Calcasieu Pass LLC
520,000	3.88%, 08/15/2029(2)	492,592
135,000	4.13%, 08/15/2031(2)	124,812
530,000	6.25%, 01/15/2030(2)	540,681
	Venture Global Plaquemines LNG LLC
1,160,000	6.50%, 01/15/2034(2)	1,215,045
890,000	6.75%, 01/15/2036(2)	942,609
	Whistler Pipeline LLC
545,000	5.40%, 09/30/2029(2)	558,562
8,300,000	5.70%, 09/30/2031(2)	8,585,308
		300,360,502
	Real Estate - 0.1%
GBP 2,950,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(1)	3,633,149
	Country Garden Holdings Co. Ltd.
$ 200,000	4.20%, 02/06/2026(1)(8)	19,000
200,000	5.40%, 05/27/2025(1)(8)	19,000
860,000	5.63%, 01/14/2030(1)(8)	81,012
930,000	GLP China Holdings Ltd. 2.95%, 03/29/2026(1)	917,155
320,000	GLP Pte. Ltd. 4.50%, 05/17/2026, (4.50% fixed rate until 05/17/2026; 5 yr. USD CMT + 3.74% thereafter)(1)(6)(7)	223,216
1,445,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(1)	1,415,216
		6,307,748
	Real Estate Investment Trusts - 2.1%
8,450,000	American Tower Corp. 5.25%, 07/15/2028	8,676,657
12,670,000	American Tower Trust I 5.49%, 03/15/2053(2)	12,894,828
	Brandywine Operating Partnership LP
1,145,000	4.55%, 10/01/2029(3)	1,100,521
1,480,000	6.13%, 01/15/2031	1,486,482
105,000	8.30%, 03/15/2028(10)	112,162
2,250,000	8.88%, 04/12/2029	2,444,185
	Brixmor Operating Partnership LP
14,080,000	4.13%, 05/15/2029	13,949,559
17,010,000	5.20%, 04/01/2032	17,391,894
1,045,000	Champion MTN Ltd. 2.95%, 06/15/2030(1)	902,022
9,090,000	Cousins Properties LP 5.38%, 02/15/2032	9,288,756
	Crown Castle, Inc.
30,455,000	2.90%, 03/15/2027	29,906,491
6,725,000	3.65%, 09/01/2027	6,655,546
11,982,000	4.15%, 07/01/2050	9,494,247
10,140,000	5.60%, 06/01/2029	10,535,514
	GLP Capital LP/GLP Financing II, Inc.
5,990,000	3.25%, 01/15/2032	5,376,519
6,715,000	4.00%, 01/15/2031	6,422,693
7,195,000	5.25%, 02/15/2033	7,190,647
4,750,000	5.30%, 01/15/2029	4,840,107
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Real Estate Investment Trusts - 2.1% - (continued)
$ 4,253,000	5.75%, 06/01/2028	$4,373,679
560,000	5.75%, 11/01/2037	555,888
	Hudson Pacific Properties LP
295,000	3.25%, 01/15/2030(3)	251,902
4,505,000	4.65%, 04/01/2029(3)	4,147,598
595,000	5.95%, 02/15/2028	581,665
	Iron Mountain, Inc.
1,050,000	5.25%, 07/15/2030(2)	1,045,106
370,000	6.25%, 01/15/2033(2)	378,409
1,825,000	7.00%, 02/15/2029(2)	1,879,843
1,950,000	MPT Operating Partnership LP/MPT Finance Corp. 8.50%, 02/15/2032(2)	2,042,982
5,850,000	Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029(2)	5,905,856
12,655,000	Prologis LP 4.75%, 01/15/2031	12,918,009
	Prologis Targeted U.S. Logistics Fund LP
3,745,000	4.25%, 01/15/2031(2)	3,717,996
10,850,000	4.75%, 01/15/2036(2)	10,621,685
14,635,000	Realty Income Corp. 3.95%, 02/01/2029	14,562,157
3,345,000	RHP Hotel Properties LP/RHP Finance Corp. 7.25%, 07/15/2028(2)	3,449,170
10,325,000	Simon Property Group LP 4.75%, 09/26/2034	10,259,941
1,655,000	Trust Fibra Uno 7.38%, 02/13/2034(2)	1,802,560
22,700,000	Welltower OP LLC 4.50%, 07/01/2030	22,946,776
		250,110,052
	Retail - 0.4%
	1011778 BC ULC/New Red Finance, Inc.
1,805,000	3.50%, 02/15/2029(2)(3)	1,739,223
755,000	3.88%, 01/15/2028(2)	741,371
1,114,000	4.38%, 01/15/2028(2)	1,099,730
	Asbury Automotive Group, Inc.
1,694,000	4.63%, 11/15/2029(2)	1,645,393
236,000	4.75%, 03/01/2030	230,671
1,445,000	5.00%, 02/15/2032(2)	1,391,452
3,265,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(2)	3,479,785
1,575,000	FirstCash, Inc. 4.63%, 09/01/2028(2)	1,553,433
	LBM Acquisition LLC
3,850,000	6.25%, 01/15/2029(2)(3)	3,511,701
500,000	9.50%, 06/15/2031(2)	523,125
5,000,000	McDonald's Corp. 6.30%, 10/15/2037	5,553,239
2,325,000	Michaels Cos., Inc. 5.25%, 05/01/2028(2)	2,171,041
	PetSmart LLC/PetSmart Finance Corp.
3,510,000	7.50%, 09/15/2032(2)	3,501,049
1,500,000	10.00%, 09/15/2033(2)	1,506,347
2,851,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(2)	2,868,619
5,800,000	Staples, Inc. 10.75%, 09/01/2029(2)	5,620,657
1,700,000	Victoria's Secret & Co. 4.63%, 07/15/2029(2)(3)	1,636,369
1,500,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(2)(3)	1,591,550
	Yum! Brands, Inc.
646,000	4.63%, 01/31/2032	630,832
The accompanying notes are an integral part of these financial statements.

17

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Retail - 0.4% - (continued)
$ 865,000	4.75%, 01/15/2030(2)	$862,836
3,034,000	Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(1)	3,072,428
		44,930,851
	Semiconductors - 1.2%
	Broadcom, Inc.
5,375,000	3.50%, 02/15/2041	4,444,086
5,685,000	4.35%, 02/15/2030	5,711,925
12,805,000	4.90%, 07/15/2032	13,090,577
7,839,000	4.93%, 05/15/2037(2)	7,805,181
	Foundry JV Holdco LLC
8,625,000	6.10%, 01/25/2036(2)	9,111,107
11,110,000	6.15%, 01/25/2032(2)	11,844,802
	Intel Corp.
7,155,000	2.80%, 08/12/2041	5,035,993
15,556,000	3.05%, 08/12/2051(3)	9,858,648
13,149,000	3.25%, 11/15/2049	8,761,325
11,361,000	3.73%, 12/08/2047	8,351,353
3,420,000	5.60%, 02/21/2054(3)	3,270,444
5,999,000	5.63%, 02/10/2043	5,919,723
5,876,000	5.70%, 02/10/2053	5,649,172
	Micron Technology, Inc.
10,000,000	5.30%, 01/15/2031	10,336,709
6,025,000	5.65%, 11/01/2032	6,324,460
680,000	Qorvo, Inc. 3.38%, 04/01/2031(2)	627,033
	QUALCOMM, Inc.
5,395,000	4.30%, 05/20/2047	4,627,390
18,965,000	4.75%, 05/20/2032	19,360,738
		140,130,666
	Software - 0.7%
4,545,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(2)	4,449,388
	Cloud Software Group, Inc.
565,000	6.63%, 08/15/2033(2)	566,294
1,250,000	8.25%, 06/30/2032(2)	1,313,518
3,650,000	9.00%, 09/30/2029(2)	3,775,341
	Open Text Corp.
410,000	3.88%, 02/15/2028(2)	398,507
1,144,000	3.88%, 12/01/2029(2)	1,082,645
13,365,000	6.90%, 12/01/2027(2)	13,912,136
595,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(2)	553,943
	Oracle Corp.
5,550,000	2.95%, 04/01/2030	5,194,332
22,085,000	3.60%, 04/01/2050	14,978,176
1,835,000	3.85%, 04/01/2060	1,212,929
7,000,000	3.90%, 05/15/2035	6,253,515
6,724,000	3.95%, 03/25/2051	4,793,849
2,640,000	4.00%, 07/15/2046	1,978,597
12,070,000	4.80%, 09/26/2032	11,945,732
	Rocket Software, Inc.
3,000,000	6.50%, 02/15/2029(2)	2,914,435
825,000	9.00%, 11/28/2028(2)	850,145
2,855,000	UKG, Inc. 6.88%, 02/01/2031(2)	2,938,817
		79,112,299
	Telecommunications - 1.9%
1,025,000	Africell Holding Ltd. 10.50%, 10/23/2029(1)	1,017,179
240,000	Altice France Lux 3/Altice Holdings 1 10.00%, 01/15/2033(2)(3)	225,490
	Altice France SA
508,266	6.88%, 10/15/2030(2)	497,067
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Telecommunications - 1.9% - (continued)
$ 616,080	6.88%, 07/15/2032(2)	$591,494
3,138,157	9.50%, 11/01/2029(2)(3)	3,197,375
EUR 1,003	Altice Holdings 1 SARL 0.00%, 12/31/2099(2)(4)(6)	146
	AT&T, Inc.
$ 20,975,000	3.50%, 06/01/2041	16,595,579
16,539,000	3.50%, 09/15/2053	11,317,334
13,467,000	3.55%, 09/15/2055	9,234,719
30,070,000	3.65%, 06/01/2051	21,609,286
13,965,000	4.55%, 11/01/2032	13,865,370
12,700,000	4.70%, 08/15/2030	12,880,927
6,350,000	6.05%, 08/15/2056	6,527,504
548,000	Bell Telephone Co. of Canada or Bell Canada 7.00%, 09/15/2055, (7.00% fixed rate until 06/15/2035; 5 yr. USD CMT + 2.36% thereafter)(7)	575,971
4,100,000	Cisco Systems, Inc. 5.50%, 01/15/2040	4,274,146
	EchoStar Corp.
2,852,093	6.75%, 11/30/2030(5)	2,943,103
4,875,000	10.75%, 11/30/2029	5,366,763
	Fibercop SpA
1,605,000	6.38%, 11/15/2033(2)	1,583,749
1,041,000	7.20%, 07/18/2036(2)	1,051,920
606,000	7.72%, 06/04/2038(2)	613,512
1,455,000	Globe Telecom, Inc. 4.20%, 08/02/2026, (4.20% fixed rate until 08/02/2026; 5 yr. USD CMT + 5.53% thereafter)(1)(6)(7)	1,443,887
	Iliad Holding SAS
EUR 2,185,000	6.88%, 04/15/2031(2)	2,697,643
$ 730,000	7.00%, 10/15/2028(2)	740,878
830,000	7.00%, 04/15/2032(2)	849,399
	Kaixo Bondco Telecom SA
EUR 1,385,000	5.13%, 09/30/2029(2)	1,611,208
1,250,000	5.13%, 09/30/2029(1)	1,454,159
	Level 3 Financing, Inc.
$ 2,825,000	3.75%, 07/15/2029(2)	2,493,063
390,000	3.88%, 10/15/2030(2)	349,416
3,485,000	4.00%, 04/15/2031(2)(3)	3,110,363
675,000	4.88%, 06/15/2029(2)	645,469
730,000	6.88%, 06/30/2033(2)	747,730
	Millicom International Cellular SA
1,385,000	4.50%, 04/27/2031(1)	1,293,700
1,080,000	6.25%, 03/25/2029(1)	1,087,987
603,000	6.25%, 03/25/2029(2)	607,459
380,000	7.38%, 04/02/2032(2)	396,841
	NTT Finance Corp.
4,365,000	4.88%, 07/16/2030(2)	4,447,590
7,905,000	5.17%, 07/16/2032(2)	8,122,718
5,025,000	5.50%, 07/16/2035(2)	5,238,053
740,000	Silk Road Group Holding LLC 7.50%, 09/15/2030(2)	741,544
1,277,500	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(2)	1,284,776
3,069,000	Telecom Argentina SA 9.25%, 05/28/2033(2)	3,122,477
	Telecom Italia Capital SA
349,000	7.20%, 07/18/2036	380,159
401,000	7.72%, 06/04/2038	448,351
548,000	TELUS Corp. 7.00%, 10/15/2055, (7.00% fixed rate until 07/15/2035; 5 yr. USD CMT + 2.71% thereafter)(7)	584,549
The accompanying notes are an integral part of these financial statements.

18

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Telecommunications - 1.9% - (continued)
	T-Mobile USA, Inc.
$ 4,895,000	3.40%, 10/15/2052	$3,336,113
11,270,000	4.20%, 10/01/2029	11,264,955
13,135,000	4.38%, 04/15/2040	11,800,749
6,150,000	4.50%, 04/15/2050	5,141,777
6,580,000	5.13%, 05/15/2032	6,764,295
596,000	Tower Bersama Infrastructure Tbk. PT 2.75%, 01/20/2026(1)	592,029
600,000	Turkcell Iletisim Hizmetleri AS 7.65%, 01/24/2032(2)	628,629
	Veon Midco BV
2,620,000	3.38%, 11/25/2027(1)	2,453,457
828,000	3.38%, 11/25/2027(2)	775,367
1,535,000	9.00%, 07/15/2029(2)	1,595,544
16,745,000	Verizon Communications, Inc. 3.40%, 03/22/2041	13,155,475
2,101,000	Verizon Pennsylvania LLC 6.00%, 12/01/2028	2,183,122
1,341,403	VF Ukraine PAT via VFU Funding PLC 9.63%, 02/11/2027(1)(10)	1,287,584
610,000	Vmed O2 U.K. Financing I PLC 4.75%, 07/15/2031(2)	564,553
2,808,000	WULF Compute LLC 7.75%, 10/15/2030(2)	2,917,161
		222,328,863
	Transportation - 0.1%
	Burlington Northern Santa Fe LLC
8,215,000	4.55%, 09/01/2044	7,405,332
3,405,000	5.50%, 03/15/2055	3,409,722
	FedEx Corp.
625,000	4.55%, 04/01/2046	524,869
675,000	4.75%, 11/15/2045	584,146
870,000	MTR Corp. CI Ltd. 5.63%, 09/24/2035, (5.63% fixed rate until 09/24/2035; 5 yr. USD CMT + 1.46% thereafter)(1)(6)(7)	924,170
3,734,000	Norfolk Southern Corp. 4.65%, 01/15/2046	3,366,686
595,000	Rumo Luxembourg SARL 5.25%, 01/10/2028(1)	591,311
		16,806,236
	Trucking & Leasing - 0.2%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
10,395,000	1.70%, 06/15/2026(2)	10,226,461
6,420,000	4.40%, 07/01/2027(2)	6,434,115
5,785,000	5.25%, 02/01/2030(2)	5,967,852
3,620,000	6.20%, 06/15/2030(2)	3,871,261
		26,499,689
	Water - 0.0%
	Aegea Finance SARL
3,000,000	7.63%, 01/20/2036(2)	2,924,861
1,900,000	9.00%, 01/20/2031(2)	2,007,442
		4,932,303
	Total Corporate Bonds (cost $5,181,095,912)	$5,223,422,962
FOREIGN GOVERNMENT OBLIGATIONS - 4.1%
	Angola - 0.0%
1,176,000	Angola Government International Bonds 8.25%, 05/09/2028(1)	$1,159,054
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.1% - (continued)
	Argentina - 0.0%
	Argentina Republic Government International Bonds
$ 328,000	1.00%, 07/09/2029	$278,964
2,197,000	3.50%, 07/09/2041(10)	1,426,951
2,034,751	4.13%, 07/09/2035(10)	1,425,343
ARS 1,287,508,000	Argentina Treasury Bonds BONTE 29.50%, 05/30/2030	924,601
		4,055,859
	Armenia - 0.1%
	Republic of Armenia International Bonds
$ 880,000	3.60%, 02/02/2031(1)	803,366
2,005,000	6.75%, 03/12/2035(2)	2,090,559
1,600,000	6.75%, 03/12/2035(1)	1,667,448
		4,561,373
	Azerbaijan - 0.0%
1,766,000	Republic of Azerbaijan International Bonds 3.50%, 09/01/2032(1)	1,649,195
	Benin - 0.0%
	Benin Government International Bonds
EUR 275,000	4.88%, 01/19/2032(1)	303,364
1,666,000	4.95%, 01/22/2035(1)	1,788,944
1,222,000	6.88%, 01/19/2052(1)	1,298,290
$ 899,000	7.96%, 02/13/2038(1)	934,506
		4,325,104
	Bermuda - 0.0%
1,110,000	Bermuda Government International Bonds 5.00%, 07/15/2032(1)	1,128,870
	Brazil - 0.2%
	Brazil Government International Bonds
13,338,000	4.75%, 01/14/2050	10,036,845
5,710,000	5.00%, 01/27/2045	4,667,925
3,835,000	6.63%, 03/15/2035	3,993,386
BRL 44,122,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	7,209,482
		25,907,638
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 1,205,000	4.13%, 07/18/2045(1)	1,361,114
2,867,000	4.88%, 05/13/2036(1)	3,676,872
$ 2,928,000	5.00%, 03/05/2037(1)	2,936,597
		7,974,583
	Chile - 0.0%
3,552,000	Chile Government International Bonds 3.10%, 01/22/2061	2,249,837
	Colombia - 0.3%
	Colombia Government International Bonds
11,669,000	3.13%, 04/15/2031	10,229,045
3,185,000	4.13%, 05/15/2051	2,072,957
EUR 1,508,000	5.00%, 09/19/2032	1,700,486
$ 2,320,000	5.20%, 05/15/2049	1,759,720
EUR 5,177,000	5.63%, 02/19/2036	5,740,437
$ 679,000	5.63%, 02/26/2044	564,249
8,793,000	7.75%, 11/07/2036	9,366,831
1,530,000	8.50%, 04/25/2035	1,724,234
		33,157,959
The accompanying notes are an integral part of these financial statements.

19

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.1% - (continued)
	Costa Rica - 0.1%
	Costa Rica Government International Bonds
$ 895,000	5.63%, 04/30/2043(1)	$847,619
510,000	7.00%, 04/04/2044(1)	551,565
5,355,000	7.16%, 03/12/2045(1)	5,866,402
3,140,000	7.30%, 11/13/2054(2)	3,508,950
		10,774,536
	Dominican Republic - 0.1%
	Dominican Republic International Bonds
3,772,000	4.50%, 01/30/2030(1)	3,681,472
3,335,000	4.88%, 09/23/2032(1)	3,191,762
1,535,000	5.50%, 02/22/2029(2)	1,558,716
761,000	5.50%, 02/22/2029(1)	772,757
285,000	5.95%, 01/25/2027(1)	288,648
557,000	6.00%, 07/19/2028(1)	573,042
		10,066,397
	Ecuador - 0.1%
	Ecuador Government International Bonds
2,970,000	5.00%, 07/31/2040(1)(10)	2,019,600
3,841,543	6.90%, 07/31/2035(1)(10)	2,938,780
		4,958,380
	Egypt - 0.0%
	Egypt Government International Bonds
815,000	7.30%, 09/30/2033(1)	795,987
946,000	7.90%, 02/21/2048(1)	821,660
1,910,000	8.50%, 01/31/2047(1)	1,762,408
891,000	8.70%, 03/01/2049(1)	830,171
		4,210,226
	El Salvador - 0.1%
	El Salvador Government International Bonds
994,000	8.25%, 04/10/2032(1)	1,065,115
1,595,000	8.63%, 02/28/2029(1)	1,698,675
1,355,000	9.25%, 04/17/2030(1)	1,473,562
1,560,000	9.65%, 11/21/2054(1)	1,750,143
		5,987,495
	Gabon - 0.0%
	Gabon Government International Bonds
1,803,000	6.63%, 02/06/2031(1)	1,407,322
3,090,000	6.63%, 02/06/2031(2)	2,412,734
		3,820,056
	Ghana - 0.1%
	Ghana Government International Bonds
517,569	0.00%, 01/03/2030(1)(4)	446,512
190,000	1.50%, 01/03/2037(1)	96,773
765,000	5.00%, 07/03/2029(1)(10)	743,864
3,740,000	5.00%, 07/03/2035(1)(10)	3,217,137
		4,504,286
	Guatemala - 0.0%
	Guatemala Government Bonds
705,000	4.38%, 06/05/2027(1)	699,713
750,000	4.88%, 02/13/2028(1)	750,375
954,000	6.25%, 08/15/2036(2)	1,005,201
		2,455,289
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.1% - (continued)
	Hungary - 0.1%
	Hungary Government International Bonds
$ 10,125,000	2.13%, 09/22/2031(1)	$8,720,176
640,000	5.50%, 06/16/2034(1)	652,053
805,000	6.00%, 09/26/2035(2)	845,935
		10,218,164
	Indonesia - 0.0%
EUR 920,000	Indonesia Government International Bonds 1.10%, 03/12/2033	892,186
	Kazakhstan - 0.0%
	Kazakhstan Government International Bonds
$ 2,348,000	4.41%, 10/28/2030(2)	2,328,042
KZT 317,540,000	10.78%, 08/25/2036(2)	436,461
265,387,000	14.00%, 05/12/2031(2)	443,512
		3,208,015
	Kenya - 0.0%
	Republic of Kenya Government International Bonds
$ 375,000	7.88%, 10/09/2033(2)	366,987
335,000	8.80%, 10/09/2038(2)	327,053
		694,040
	Mexico - 0.8%
26,925,000	Eagle Funding Luxco SARL 5.50%, 08/17/2030(2)	27,353,107
	Mexico Bonos
MXN 17,507,100	7.75%, 05/29/2031	918,773
26,585,300	8.00%, 07/31/2053	1,237,436
	Mexico Government International Bonds
EUR 1,078,000	3.50%, 09/19/2029	1,251,744
$ 1,670,000	3.50%, 02/12/2034	1,448,307
7,197,000	3.77%, 05/24/2061	4,634,508
4,005,000	4.28%, 08/14/2041	3,278,293
4,075,000	4.40%, 02/12/2052	3,080,496
EUR 1,078,000	4.50%, 03/19/2034	1,260,737
$ 1,281,000	4.50%, 01/31/2050	1,002,895
542,000	4.60%, 01/23/2046	440,670
370,000	4.60%, 02/10/2048	295,723
1,263,000	4.75%, 03/22/2031	1,253,401
6,250,000	5.00%, 04/27/2051	5,208,437
EUR 1,078,000	5.13%, 03/19/2038	1,267,956
$ 19,000,000	5.38%, 03/22/2033	18,984,800
2,723,000	5.63%, 09/22/2035	2,709,385
1,810,000	5.85%, 07/02/2032	1,870,635
1,681,000	6.40%, 05/07/2054	1,680,892
4,665,000	6.63%, 01/29/2038	4,926,240
11,595,000	6.88%, 05/13/2037	12,560,284
		96,664,719
	Mongolia - 0.1%
1,330,000	City of Ulaanbaatar Mongolia 7.75%, 08/21/2027(1)	1,363,212
	Mongolia Government International Bonds
266,000	3.50%, 07/07/2027(2)	255,818
2,665,000	3.50%, 07/07/2027(1)	2,562,986
200,000	4.45%, 07/07/2031(2)	183,262
950,000	6.63%, 02/25/2030(2)	971,783
1,074,000	7.88%, 06/05/2029(2)	1,142,542
The accompanying notes are an integral part of these financial statements.

20

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.1% - (continued)
	Mongolia - 0.1% - (continued)
$ 3,210,000	7.88%, 06/05/2029(1)	$3,414,859
3,255,000	8.65%, 01/19/2028(1)	3,451,435
		13,345,897
	Morocco - 0.0%
EUR 875,000	Kingdom of Morocco 4.75%, 04/02/2035(1)	1,042,570
	Morocco Government International Bonds
$ 582,000	3.00%, 12/15/2032(1)	514,835
EUR 1,200,000	4.75%, 04/02/2035(2)	1,429,811
		2,987,216
	Nigeria - 0.0%
	Nigeria Government International Bonds
$ 3,565,000	6.13%, 09/28/2028(1)	3,499,172
370,000	7.38%, 09/28/2033(1)	357,475
		3,856,647
	Oman - 0.2%
	Oman Government International Bonds
6,892,000	5.63%, 01/17/2028(1)	7,066,689
2,017,000	6.50%, 03/08/2047(1)	2,214,276
800,000	6.75%, 10/28/2027(1)	835,580
6,625,000	6.75%, 01/17/2048(1)	7,430,357
3,328,000	7.00%, 01/25/2051(1)	3,840,211
		21,387,113
	Paraguay - 0.1%
	Paraguay Government International Bonds
1,023,000	3.85%, 06/28/2033(1)	963,155
2,717,000	5.40%, 03/30/2050(1)	2,524,256
720,000	6.10%, 08/11/2044(1)	747,014
3,260,000	6.65%, 03/04/2055(2)	3,509,553
1,400,000	6.65%, 03/04/2055(1)	1,507,170
		9,251,148
	Peru - 0.1%
PEN 5,223,000	Peru Government Bonds 6.85%, 08/12/2035(1)(3)	1,636,859
	Peru Government International Bonds
$ 2,185,000	3.00%, 01/15/2034	1,901,387
1,555,000	5.38%, 02/08/2035	1,596,223
9,059,000	5.50%, 03/30/2036	9,275,963
		14,410,432
	Romania - 0.4%
	Romania Government Bonds
RON 7,365,000	4.75%, 10/11/2034	1,432,384
13,425,000	6.75%, 04/25/2035	2,997,167
1,340,000	7.10%, 07/31/2034	305,877
5,570,000	7.20%, 10/30/2033	1,281,113
745,000	7.50%, 07/27/2033	173,296
	Romania Government International Bonds
EUR 719,000	1.38%, 12/02/2029(1)(3)	753,837
482,000	2.00%, 04/14/2033(1)	450,184
4,100,000	2.63%, 12/02/2040(1)	3,124,222
2,301,000	2.75%, 04/14/2041(1)	1,760,802
1,944,000	2.88%, 04/13/2042(1)	1,484,534
906,000	3.38%, 01/28/2050(1)	676,094
1,010,000	3.88%, 10/29/2035(1)	1,010,420
1,555,000	5.25%, 03/10/2030(2)	1,873,855
2,628,000	5.63%, 05/30/2037(2)	2,943,894
$ 630,000	5.75%, 03/24/2035(1)	615,893
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.1% - (continued)
	Romania - 0.4% - (continued)
$ 10,296,000	5.88%, 01/30/2029(2)	$10,595,511
3,636,000	6.00%, 05/25/2034(1)	3,651,825
EUR 505,000	6.25%, 09/10/2034(2)	609,721
$ 2,036,000	6.38%, 01/30/2034(1)	2,090,684
EUR 1,250,000	6.63%, 09/27/2029(1)	1,578,608
$ 1,550,000	7.50%, 02/10/2037(2)	1,698,632
1,630,000	7.50%, 02/10/2037(1)	1,785,438
		42,893,991
	Saudi Arabia - 0.0%
6,360,000	Saudi Government International Bonds 3.45%, 02/02/2061(1)	4,255,936
	Senegal - 0.0%
	Senegal Government International Bonds
EUR 796,000	4.75%, 03/13/2028(1)	776,170
$ 600,000	6.25%, 05/23/2033(1)	428,947
745,000	6.75%, 03/13/2048(1)	476,114
644,000	7.75%, 06/10/2031(1)	507,188
		2,188,419
	Serbia - 0.2%
	Serbia International Bonds
EUR 400,000	1.00%, 09/23/2028(1)	432,140
2,735,000	1.65%, 03/03/2033(1)	2,666,130
2,585,000	2.05%, 09/23/2036(1)	2,375,437
$ 5,701,000	2.13%, 12/01/2030(1)	4,995,535
4,330,000	6.00%, 06/12/2034(1)	4,544,868
1,459,000	6.25%, 05/26/2028(1)	1,519,702
1,040,000	6.50%, 09/26/2033(1)	1,134,812
		17,668,624
	South Africa - 0.1%
	Republic of South Africa Government Bonds
ZAR 35,569,000	6.50%, 02/28/2041	1,520,945
27,620,000	8.75%, 01/31/2044	1,425,185
31,704,000	9.88%, 03/31/2039	1,864,775
14,946,015	11.63%, 03/31/2053	1,002,813
	Republic of South Africa Government International Bonds
$ 3,422,000	5.75%, 09/30/2049	2,891,269
5,527,000	7.95%, 11/19/2054(2)	5,910,164
865,000	7.95%, 11/19/2054(1)	923,868
		15,539,019
	Sri Lanka - 0.1%
	Sri Lanka Government International Bonds
781,681	3.60%, 06/15/2035(2)(3)(10)	605,005
1,995,000	3.60%, 06/15/2035(1)(10)	1,544,090
530,028	3.60%, 05/15/2036(2)(10)	483,597
340,000	3.60%, 05/15/2036(1)(10)	310,216
1,439,567	3.60%, 02/15/2038(2)(10)	1,327,994
1,920,000	3.60%, 02/15/2038(1)(10)	1,771,191
		6,042,093
	Supranational - 0.0%
	European Investment Bank
INR 210,700,000	6.88%, 02/28/2035(1)	2,396,302
28,100,000	6.88%, 02/28/2035(2)	319,353
		2,715,655
	Turkey - 0.3%
$ 2,884,000	Republic of Turkiye 6.50%, 01/03/2035	2,853,327
The accompanying notes are an integral part of these financial statements.

21

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.1% - (continued)
	Turkey - 0.3% - (continued)
	Turkiye Government International Bonds
$ 1,600,000	4.88%, 04/16/2043	$1,218,321
5,089,000	5.88%, 06/26/2031	5,043,112
1,350,000	6.80%, 11/04/2036	1,342,305
2,896,000	6.95%, 09/16/2035	2,933,438
4,156,000	7.13%, 02/12/2032	4,325,834
7,365,000	7.13%, 07/17/2032	7,661,152
2,727,000	7.25%, 05/29/2032	2,854,535
1,687,000	7.63%, 05/15/2034	1,803,392
4,812,000	9.38%, 03/14/2029	5,391,110
		35,426,526
	Ukraine - 0.1%
	Ukraine Government International Bonds
274,205	0.00%, 02/01/2030(2)(10)	144,075
2,157,057	0.00%, 02/01/2034(2)(10)	893,497
7,559,000	3.00%, 02/01/2034(1)(10)	3,131,534
1,640,884	3.00%, 02/01/2035(1)(10)	835,220
481,100	3.00%, 02/01/2036(1)(10)	244,626
3,349,661	4.50%, 02/01/2034(2)(10)	1,876,648
5,553,837	4.50%, 02/01/2035(2)(10)	3,080,717
3,839,835	4.50%, 02/01/2036(2)(10)	2,108,460
		12,314,777
	United Arab Emirates - 0.1%
6,049,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050(1)	4,639,070
	Uruguay - 0.1%
1,870,000	Oriental Republic of Uruguay 5.25%, 09/10/2060	1,792,395
	Uruguay Government International Bonds
1,818,000	4.98%, 04/20/2055	1,690,740
4,670,000	5.44%, 02/14/2037	4,891,825
UYU 55,484,000	8.00%, 10/29/2035	1,397,601
90,280,000	9.75%, 07/20/2033	2,504,016
		12,276,577
	Venezuela - 0.1%
	Venezuela Government International Bonds
$ 1,015,000	7.00%, 12/01/2018(1)(8)	236,089
1,296,000	7.00%, 03/31/2038(1)(8)	353,290
23,634,000	7.65%, 04/21/2025(1)(8)	6,029,033
4,765,000	7.75%, 10/13/2019(1)(8)	1,120,251
11,937,200	9.00%, 05/07/2023(1)(8)	3,045,180
1,145,000	11.75%, 10/21/2026(1)(8)	338,920
		11,122,763
	Total Foreign Government Obligations (cost $458,802,714)	$476,945,164
MUNICIPAL BONDS - 0.4%
	General - 0.0%
4,030,000	Sales Tax Securitization Corp., IL, Rev 4.64%, 01/01/2040	$3,949,329
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.4% - (continued)
	General Obligation - 0.3%
$ 15,000,000	City of New York, NY, GO 4.61%, 09/01/2037	$14,720,668
19,972,647	State of Illinois, IL, GO 5.10%, 06/01/2033	20,403,072
		35,123,740
	Higher Education - 0.1%
8,470,000	Rutgers The State University of New Jersey, NJ, Rev 3.92%, 05/01/2119	5,849,011
	Total Municipal Bonds (cost $47,528,722)	$44,922,080
SENIOR FLOATING RATE INTERESTS - 0.1%(11)
	Healthcare - Products - 0.0%
738,917	Bausch & Lomb Corp. 8.21%, 01/15/2031, 1 mo. USD Term SOFR + 4.25%	$742,796
	Insurance - 0.0%
1,559,921	HUB International Ltd. 6.12%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	1,564,742
	IT Services - 0.0%
3,579,512	McAfee LLC 6.96%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	3,385,610
	Packaging & Containers - 0.0%
1,952,000	Clydesdale Acquisition Holdings, Inc. 7.14%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	1,950,477
	Retail - 0.1%
1,989,975	Great Outdoors Group LLC 7.21%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	1,987,906
1,865,667	Specialty Building Products Holdings LLC 7.81%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	1,784,883
		3,772,789
	Total Senior Floating Rate Interests (cost $11,647,946)	$11,416,414
U.S. GOVERNMENT SECURITIES - 4.0%
	U.S. Treasury Securities - 4.0%
	U.S. Treasury Bonds - 2.1%
69,650,000	2.00%, 02/15/2050	$42,132,809
9,100,000	2.00%, 08/15/2051	5,394,594
9,725,000	2.25%, 08/15/2049	6,280,223
28,200,000	2.25%, 02/15/2052	17,693,297
4,625,000	2.38%, 11/15/2049	3,059,907
22,700,000	2.38%, 05/15/2051	14,769,187
4,535,000	2.88%, 05/15/2049	3,342,082
11,330,000	3.00%, 02/15/2048	8,647,534
28,200,000	3.00%, 08/15/2048	21,425,390
8,590,000	3.00%, 02/15/2049	6,497,865
4,400,000	3.13%, 05/15/2048	3,428,391
4,425,000	3.38%, 11/15/2048	3,589,608
10,405,000	4.13%, 08/15/2053(12)(13)	9,494,563
18,955,000	4.63%, 11/15/2044	18,932,047
38,760,000	4.75%, 02/15/2045	39,299,006
17,445,000	4.75%, 08/15/2055	17,682,143
The accompanying notes are an integral part of these financial statements.

22

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 4.0% - (continued)
	U.S. Treasury Securities - 4.0% - (continued)
	U.S. Treasury Bonds - 2.1% - (continued)
$ 2,960,000	4.88%, 08/15/2045	$3,048,800
19,345,000	5.00%, 05/15/2045	20,245,752
		244,963,198
	U.S. Treasury Notes - 1.9%
31,550,000	3.50%, 09/30/2027	31,489,611
42,300,000	3.63%, 08/15/2028	42,329,742
3,090,000	3.63%, 09/30/2030	3,078,412
60,205,000	3.75%, 04/15/2028	60,411,955
8,275,000	3.75%, 12/31/2030	8,282,758
28,275,000	3.88%, 03/31/2027(14)	28,357,837
8,930,000	3.88%, 04/30/2030	8,998,719
4,180,000	3.88%, 08/31/2032	4,178,694
23,340,000	4.13%, 11/30/2029	23,739,333
12,940,000	4.13%, 05/31/2032	13,135,111
		224,002,172
	Total U.S. Government Securities (cost $466,042,276)	$468,965,370
COMMON STOCKS - 44.1%
	Banks - 3.4%
3,202,595	Bank of America Corp.	$171,178,703
330,268	JP Morgan Chase & Co.	102,752,980
355,283	M&T Bank Corp.	65,325,885
2,480,734	Regions Financial Corp.	60,033,763
		399,291,331
	Capital Goods - 4.3%
529,770	Emerson Electric Co.	73,939,999
321,075	Ferguson Enterprises, Inc.	79,787,138
379,859	Honeywell International, Inc.	76,477,012
320,427	IDEX Corp.	54,940,413
516,044	Johnson Controls International PLC	59,030,273
233,180	L3Harris Technologies, Inc.	67,412,338
867,499	PACCAR, Inc.	85,361,902
		496,949,075
	Commercial & Professional Services - 0.5%
208,702	Automatic Data Processing, Inc.	54,325,131
	Consumer Discretionary Distribution & Retail - 1.6%
240,280	Dick's Sporting Goods, Inc.	53,210,006
1,387,383	Industria de Diseno Textil SA(3)	76,611,823
944,750	Tractor Supply Co.	51,120,422
		180,942,251
	Consumer Services - 0.5%
344,328	Darden Restaurants, Inc.	62,030,689
	Energy - 3.8%
1,069,899	ConocoPhillips	95,071,225
3,343,414	Coterra Energy, Inc.	79,105,175
1,685,947	EQT Corp.	90,333,040
238,846	Marathon Petroleum Corp.	46,553,474
449,182	Targa Resources Corp.	69,191,996
1,128,246	Williams Cos., Inc.	65,291,596
		445,546,506
	Equity Real Estate Investment Trusts (REITs) - 2.9%
912,644	Crown Castle, Inc. REIT	82,338,742
1,874,642	Gaming & Leisure Properties, Inc. REIT	83,721,512
515,310	Lamar Advertising Co. Class A, REIT	61,110,613
Shares or Principal Amount		Market Value†
COMMON STOCKS - 44.1% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 2.9% - (continued)
432,501	Sun Communities, Inc. REIT	$54,754,626
2,396,054	Weyerhaeuser Co. REIT	55,109,242
		337,034,735
	Financial Services - 3.4%
283,657	Ares Management Corp. Class A	42,182,632
205,199	CME Group, Inc.	54,478,283
983,336	Equitable Holdings, Inc.	48,576,798
553,994	Morgan Stanley	90,855,016
579,990	Nasdaq, Inc.	49,583,345
391,044	Raymond James Financial, Inc.	62,046,952
923,699	TPG, Inc.	50,840,393
		398,563,419
	Food, Beverage & Tobacco - 2.9%
1,453,694	Archer-Daniels-Midland Co.	87,992,098
361,718	Constellation Brands, Inc. Class A	47,522,511
3,118,053	Keurig Dr. Pepper, Inc.	84,686,319
35,596	Luxco Co. Ltd.*	589,351
577,237	Pernod Ricard SA	56,534,885
443,715	Philip Morris International, Inc.	64,041,386
		341,366,550
	Health Care Equipment & Services - 2.8%
323,010	Becton Dickinson & Co.	57,725,117
262,339	Cardinal Health, Inc.	50,046,411
545,107	CVS Health Corp.	42,600,112
212,672	Elevance Health, Inc.	67,459,558
335,589	UnitedHealth Group, Inc.	114,623,779
		332,454,977
	Household & Personal Products - 1.1%
2,465,623	Kenvue, Inc.	35,431,003
1,581,549	Unilever PLC ADR	95,193,434
		130,624,437
	Insurance - 2.1%
1,147,421	American International Group, Inc.	90,600,362
376,859	Marsh & McLennan Cos., Inc.	67,137,431
319,464	MetLife, Inc.	25,499,617
315,668	Progressive Corp.	65,027,608
		248,265,018
	Materials - 1.7%
365,626	Avery Dennison Corp.	63,944,331
1,591,502	Freeport-McMoRan, Inc.	66,365,633
685,468	PPG Industries, Inc.	67,004,497
9,496	Solstice Advanced Materials, Inc.*	427,985
		197,742,446
	Pharmaceuticals, Biotechnology & Life Sciences - 4.6%
763,520	AstraZeneca PLC ADR	62,914,048
692,931	Gilead Sciences, Inc.	83,006,204
692,502	Johnson & Johnson	130,792,853
1,533,952	Merck & Co., Inc.	131,889,193
3,075,805	Pfizer, Inc.	75,818,593
147,822	Roche Holding AG	47,882,528
		532,303,419
	Semiconductors & Semiconductor Equipment - 1.1%
144,065	Broadcom, Inc.	53,250,746
378,552	NXP Semiconductors NV	79,162,794
		132,413,540
The accompanying notes are an integral part of these financial statements.

23

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 44.1% - (continued)
	Software & Services - 1.1%
216,475	Accenture PLC Class A	$54,140,397
824,011	Amdocs Ltd.	69,431,167
		123,571,564
	Technology Hardware & Equipment - 2.0%
1,263,376	Cisco Systems, Inc.	92,365,420
581,403	NetApp, Inc.	68,477,645
286,973	TE Connectivity PLC	70,885,201
		231,728,266
	Telecommunication Services - 0.7%
399,259	T-Mobile U.S., Inc.	83,864,353
	Utilities - 3.6%
650,655	American Electric Power Co., Inc.	78,247,770
256,253	Atmos Energy Corp.	44,003,765
1,380,113	Dominion Energy, Inc.	80,998,832
2,214,828	PPL Corp.	80,885,519
893,667	Sempra	82,163,744
452,171	WEC Energy Group, Inc.	50,521,066
		416,820,696
	Total Common Stocks (cost $4,316,574,347)	$5,145,838,403
PREFERRED STOCKS - 0.1%
	Banks - 0.1%
495,000	Bank of America Corp. Series PP, 4.13%(15)	$8,593,200
	Telecommunication Services - 0.0%
8,110	T-Mobile USA, Inc. (Preference Shares), 5.50%	187,017
	Total Preferred Stocks (cost $12,555,610)	$8,780,217
	Total Long-Term Investments (cost $10,514,826,070)	$11,402,466,586
SHORT-TERM INVESTMENTS - 1.8%
	Repurchase Agreements - 0.4%
$ 45,265,979	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2025 at 4.15%, due on 11/03/2025 with a maturity value of $45,281,633; collateralized by U.S. Treasury Note at 4.63%, maturing 02/15/2035, with a market value of $46,171,495	$45,265,979
	Securities Lending Collateral - 1.3%
160,973,147	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(16)	160,973,147
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.8% - (continued)
	U.S. Treasury Securities - 0.1%
	U.S. Treasury Bills - 0.1%
$ 9,075,000	3.83%, 12/04/2025(17)		$9,042,620
1,170,000	4.25%, 12/09/2025(17)		1,165,288
			10,207,908
	Total Short-Term Investments (cost $216,446,435)		$216,447,034
	Total Investments (cost $10,731,272,505)	99.6%	$11,618,913,620
	Other Assets and Liabilities	0.4%	44,832,770
	Net Assets	100.0%	$11,663,746,390
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2025, the aggregate value of these securities was $306,905,493, representing 2.6% of net assets.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$1,706,543,997, representing 14.6% of net assets.

(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Security is a zero-coupon bond.
(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
The accompanying notes are an integral part of these financial statements.

24

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2025

(7)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(8)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(9)	Investment valued using significant unobservable inputs.
(10)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(11)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2025.

(12)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of October 31, 2025, the market value of securities pledged was $1,596,875.
(13)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of October 31, 2025, the market value of securities pledged was $4,028,688.
(14)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of October 31, 2025, the market value of securities pledged was $61,179.
(15)	Perpetual security with no stated maturity date.
(16)	Current yield as of period end.
(17)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at October 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	963	12/31/2025	$200,537,227	$(496,882)
U.S. Treasury Ultra Bond Future	706	12/19/2025	85,624,563	1,628,992
Total				$1,132,110
Short position contracts:
Euro BUXL 30-Year Bond Future	(12)	12/08/2025	$(1,606,149)	$(47,453)
Euro-BOBL Future	(108)	12/08/2025	(14,721,739)	(45,936)
Euro-BUND Future	(253)	12/08/2025	(37,732,772)	(272,312)
Euro-Schatz Future	(48)	12/08/2025	(5,924,437)	(635)
U.S. Treasury 5-Year Note Future	(25)	12/31/2025	(2,730,273)	(227)
U.S. Treasury 10-Year Note Future	(476)	12/19/2025	(53,631,812)	295,699
U.S. Treasury 10-Year Ultra Future	(446)	12/19/2025	(51,506,031)	500,195
U.S. Treasury Long Bond Future	(177)	12/19/2025	(20,764,313)	140,267
Total				$569,598
Total futures contracts				$1,701,708

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.HY.S44.V1	USD	2,994,000	(1.00%)	12/20/2030	Quarterly	$193,608	$—	$154,270	$(39,338)
CDX.EM.S44.V1	USD	26,038,000	(1.00%)	12/20/2030	Quarterly	557,505	—	393,882	(163,623)
Total						$751,113	$—	$548,152	$(202,961)
The accompanying notes are an integral part of these financial statements.

25

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2025

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2025 – (continued)
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Colombia Government International Bonds	USD	1,614,000	1.00%	06/20/2030	Quarterly	$—	$(54,866)	$(48,572)	$6,294
Total						$—	$(54,866)	$(48,572)	$6,294
Total centrally cleared credit default swap contracts						$751,113	$(54,866)	$499,580	$(196,667)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at October 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
565,000	BRL	104,601	USD	BNP	12/02/2025	$(431)
2,534,000	CNH	358,713	USD	CBK	12/17/2025	(1,808)
9,517,000	CNH	1,345,863	USD	UBS	12/17/2025	(5,427)
9,517,000	CNH	1,345,882	USD	WFB	12/17/2025	(5,446)
6,930,000	CZK	337,835	USD	CBK	12/17/2025	(9,178)
24,429,000	CZK	1,176,323	USD	GSC	12/17/2025	(17,774)
14,640,000	EGP	287,059	USD	CBK	11/12/2025	22,007
25,783,000	EGP	444,918	USD	CBK	01/26/2026	83,958
13,116,000	EGP	226,489	USD	CBK	01/27/2026	42,454
48,188,000	EGP	832,406	USD	GSC	06/03/2026	109,207
20,652,000	EGP	354,602	USD	CBK	06/03/2026	48,947
24,000	EUR	27,862	USD	CBK	12/17/2025	(122)
150,000	EUR	176,977	USD	TDB	12/17/2025	(3,606)
1,285,000	EUR	1,500,690	USD	JPM	12/17/2025	(15,484)
1,121,000	EUR	1,322,703	USD	BCLY	12/17/2025	(27,048)
605,229,000	HUF	1,806,007	USD	CBK	12/17/2025	(12,543)
19,221,000,000	IDR	1,164,274	USD	JPM	12/17/2025	(9,024)
153,224,000	INR	1,727,850	USD	MSC	12/17/2025	(6,084)
618,900,000	KZT	1,058,401	USD	BOA	05/08/2026	35,261
324,700,000	KZT	547,324	USD	GSC	07/10/2026	16,040
3,210,000	MXN	173,408	USD	BOA	12/17/2025	(1,497)
24,913,000	MXN	1,347,620	USD	MSC	12/17/2025	(13,406)
656,409,000	NGN	407,454	USD	CBK	03/12/2026	24,546
328,204,000	NGN	206,158	USD	BOA	03/16/2026	9,448
328,204,000	NGN	206,547	USD	CBK	03/16/2026	9,059
17,666,000	PEN	5,205,325	USD	CBK	12/17/2025	34,579
3,799,000	PEN	1,120,980	USD	BOA	12/17/2025	5,840
7,407,000	PLN	2,039,824	USD	GSC	12/17/2025	(35,029)
365,000	SGD	287,754	USD	CIBC	12/17/2025	(6,308)
2,805,000	SGD	2,205,338	USD	CBK	12/17/2025	(42,447)
59,110,000	TRY	1,238,554	USD	BCLY	01/20/2026	76,439
70,230,000	TRY	1,283,912	USD	GSC	08/10/2026	50,687
3,311,000	ZAR	189,480	USD	SSG	12/17/2025	864
1,170,252	USD	6,365,000	BRL	CBK	12/02/2025	(3,271)
3,876,965	USD	21,326,000	BRL	GSC	12/02/2025	(54,936)
1,761,674	USD	12,494,000	CNH	JPM	12/17/2025	1,938
1,276,662	USD	9,074,000	CNH	WFB	12/17/2025	(1,379)
1,489,114	USD	31,360,000	CZK	BOA	12/17/2025	1,861
14,432,451	USD	12,405,050	EUR	DEUT	11/28/2025	111,113
63,040,054	USD	53,493,000	EUR	DEUT	12/17/2025	1,212,707
4,408,822	USD	3,744,000	EUR	CAG	12/17/2025	81,498
3,609,753	USD	3,074,000	EUR	JPM	12/17/2025	56,815
2,474,845	USD	2,101,000	EUR	GSC	12/17/2025	46,504
1,900,199	USD	1,607,000	EUR	BMO	12/17/2025	42,824
The accompanying notes are an integral part of these financial statements.

26

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2025

Foreign Currency Contracts Outstanding at October 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,801,356	USD	1,539,000	EUR	SSG	12/17/2025	$22,576
1,835,080	USD	1,569,000	EUR	MSC	12/17/2025	21,626
1,529,906	USD	1,305,000	EUR	CBK	12/17/2025	21,583
818,249	USD	699,000	EUR	BCLY	12/17/2025	10,343
245,216	USD	206,000	EUR	RBC	12/17/2025	7,121
913,252	USD	784,000	EUR	UBS	12/17/2025	7,103
346,430	USD	294,000	EUR	BOA	12/17/2025	6,624
381,455	USD	328,000	EUR	SCB	12/17/2025	2,352
6,791,748	USD	5,101,000	GBP	JPM	11/28/2025	90,151
573,917	USD	194,661,000	HUF	BCLY	12/17/2025	(2,919)
1,194,940	USD	406,100,000	HUF	BNP	12/17/2025	(8,449)
1,153,722	USD	19,221,000,000	IDR	JPM	12/17/2025	(1,529)
858,804	USD	75,756,000	INR	CBK	12/17/2025	7,540
874,712	USD	77,468,000	INR	MSC	12/17/2025	4,210
805,883	USD	468,500,000	KZT	CBK	05/08/2026	(22,006)
1,153,126	USD	21,351,000	MXN	MSC	12/17/2025	9,674
204,673	USD	3,790,000	MXN	SSG	12/17/2025	1,700
2,311,619	USD	43,430,000	MXN	WFB	12/17/2025	(14,272)
293,845	USD	448,408,000	NGN	CBK	03/12/2026	(1,264)
601,715	USD	2,035,000	PEN	CBK	12/17/2025	(1,886)
802,211	USD	2,801,000	PEN	JPM	12/17/2025	(28,592)
1,816,698	USD	6,343,000	PEN	MSC	12/17/2025	(64,697)
1,814,982	USD	6,343,000	PEN	UBS	12/17/2025	(66,412)
2,430,591	USD	8,457,000	PEN	BOA	12/17/2025	(77,836)
2,027,267	USD	7,400,000	PLN	MSC	12/17/2025	24,367
2,240,867	USD	9,714,000	RON	BNP	12/17/2025	44,298
1,243,553	USD	5,421,000	RON	CBK	12/17/2025	17,736
259,388	USD	1,126,000	RON	SGG	12/17/2025	4,772
927,228	USD	4,084,000	RON	GSC	12/17/2025	3,738
1,283,151	USD	1,660,000	SGD	UBS	12/17/2025	3,152
1,166,329	USD	1,510,000	SGD	RBS	12/17/2025	1,992
590,048	USD	28,553,000	TRY	BCLY	01/20/2026	(45,158)
617,266	USD	30,557,000	TRY	CBK	01/20/2026	(62,522)
4,668	USD	82,000	ZAR	SSG	12/17/2025	(46)
516,106	USD	8,987,000	ZAR	CBK	12/17/2025	(537)
4,252,624	USD	75,136,000	ZAR	BCLY	12/17/2025	(66,783)
Total foreign currency contracts						$1,700,098
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

27

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
October 31, 2025

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$22,175,976	$—	$22,175,976	$—
Corporate Bonds	5,223,422,962	—	5,223,422,962	—
Foreign Government Obligations	476,945,164	—	476,945,164	—
Municipal Bonds	44,922,080	—	44,922,080	—
Senior Floating Rate Interests	11,416,414	—	11,416,414	—
U.S. Government Securities	468,965,370	—	468,965,370	—
Common Stocks	5,145,838,403	4,964,219,816	181,618,587	—
Preferred Stocks	8,780,217	8,780,217	—	—
Short-Term Investments	216,447,034	160,973,147	55,473,887	—
Foreign Currency Contracts(2)	2,437,254	—	2,437,254	—
Futures Contracts(2)	2,565,153	2,565,153	—	—
Swaps - Credit Default(2)	6,294	—	6,294	—
Total	$11,623,922,321	$5,136,538,333	$6,487,383,988	$—
Liabilities
Foreign Currency Contracts(2)	$(737,156)	$—	$(737,156)	$—
Futures Contracts(2)	(863,445)	(863,445)	—	—
Swaps - Credit Default(2)	(202,961)	—	(202,961)	—
Total	$(1,803,562)	$(863,445)	$(940,117)	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

28

The Hartford Checks and Balances Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Domestic Equity Funds - 66.6%
9,811,451	The Hartford Capital Appreciation Fund, Class F		$464,277,852
12,502,216	The Hartford Dividend and Growth Fund, Class F		462,206,929
	Total Domestic Equity Funds (cost $621,961,796)		$926,484,781
	Taxable Fixed Income Funds - 33.1%
13,406,904	Hartford Total Return Bond ETF		461,197,497
	Total Affiliated Investment Companies (cost $1,119,567,104)		$1,387,682,278
	Total Investments (cost $1,119,567,104)	99.7%	$1,387,682,278
	Other Assets and Liabilities	0.3%	4,146,482
	Net Assets	100.0%	$1,391,828,760
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$1,387,682,278	$1,387,682,278	$—	$—
Total	$1,387,682,278	$1,387,682,278	$—	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

29

The Hartford Conservative Allocation Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.6%
	Domestic Equity Funds - 26.5%
232,677	Hartford Core Equity Fund, Class F	$14,025,801
263,065	Hartford Large Cap Growth ETF*	7,439,478
116,150	Hartford Small Cap Value Fund, Class F	1,427,479
60,696	Hartford US Quality Growth ETF	3,675,446
70,529	Hartford US Value ETF	3,750,535
317,411	The Hartford Equity Income Fund, Class F	6,808,472
56,779	The Hartford Small Company Fund, Class F*	1,413,795
	Total Domestic Equity Funds (cost $26,731,544)	$38,541,006
	International/Global Equity Funds - 10.4%
102,266	Hartford Multifactor Developed Markets (ex-US) ETF	3,637,601
78,644	Hartford Schroders Emerging Markets Equity Fund, Class F	1,806,464
173,373	Hartford Schroders International Contrarian Value Fund, Class F	2,865,857
116,769	The Hartford International Growth Fund, Class F	2,537,381
192,452	The Hartford International Opportunities Fund, Class F	4,341,706
	Total International/Global Equity Funds (cost $11,388,366)	$15,189,009
	Taxable Fixed Income Funds - 62.7%
702,060	Hartford Core Bond ETF	25,000,357
1,863,361	Hartford Schroders Core Fixed Income Fund, Class F	16,285,770
467,913	Hartford Strategic Income ETF	16,709,173
Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.6% - (continued)
	Taxable Fixed Income Funds - 62.7% - (continued)
682,946	The Hartford Inflation Plus Fund, Class F		$7,252,887
2,544,528	The Hartford World Bond Fund, Class F		26,081,414
	Total Taxable Fixed Income Funds (cost $91,929,383)		$91,329,601
	Total Affiliated Investment Companies (cost $130,049,293)		$145,059,616
	Total Investments (cost $130,049,293)	99.6%	$145,059,616
	Other Assets and Liabilities	0.4%	562,641
	Net Assets	100.0%	$145,622,257
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$145,059,616	$145,059,616	$—	$—
Total	$145,059,616	$145,059,616	$—	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

30

Hartford Moderate Allocation Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 42.2%
845,987	Hartford Core Equity Fund, Class F		$50,996,070
897,412	Hartford Large Cap Growth ETF*		25,378,811
424,482	Hartford Small Cap Value Fund, Class F		5,216,878
214,143	Hartford US Quality Growth ETF		12,967,429
238,742	Hartford US Value ETF		12,695,631
1,133,584	The Hartford Equity Income Fund, Class F		24,315,384
223,999	The Hartford Small Company Fund, Class F*		5,577,580
	Total Domestic Equity Funds (cost $91,110,625)		$137,147,783
	International/Global Equity Funds - 20.7%
458,920	Hartford Multifactor Developed Markets (ex-US) ETF		16,323,784
363,223	Hartford Schroders Emerging Markets Equity Fund, Class F		8,343,236
730,838	Hartford Schroders International Contrarian Value Fund, Class F		12,080,744
538,212	The Hartford International Growth Fund, Class F		11,695,356
840,112	The Hartford International Opportunities Fund, Class F		18,952,933
	Total International/Global Equity Funds (cost $47,857,675)		$67,396,053
	Taxable Fixed Income Funds - 36.9%
1,050,463	Hartford Core Bond ETF		37,406,987
2,464,124	Hartford Schroders Core Fixed Income Fund, Class F		21,536,445
660,760	Hartford Strategic Income ETF		23,595,740
3,661,608	The Hartford World Bond Fund, Class F		37,531,479
	Total Taxable Fixed Income Funds (cost $123,006,205)		$120,070,651
	Total Affiliated Investment Companies (cost $261,974,505)		$324,614,487
	Total Investments (cost $261,974,505)	99.8%	$324,614,487
	Other Assets and Liabilities	0.2%	733,286
	Net Assets	100.0%	$325,347,773
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$324,614,487	$324,614,487	$—	$—
Total	$324,614,487	$324,614,487	$—	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

31

Hartford Moderately Aggressive Allocation Fund (formerly, The Hartford Growth Allocation Fund)
Schedule of Investments
October 31, 2025

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 57.5%
2,034,404	Hartford Core Equity Fund, Class F		$122,633,861
2,244,051	Hartford Large Cap Growth ETF*		63,461,762
1,097,936	Hartford Small Cap Value Fund, Class F		13,493,635
499,914	Hartford US Quality Growth ETF		30,272,292
547,563	Hartford US Value ETF		29,117,867
2,733,875	The Hartford Equity Income Fund, Class F		58,641,627
578,277	The Hartford Small Company Fund, Class F*		14,399,100
	Total Domestic Equity Funds (cost $222,361,872)		$332,020,144
	International/Global Equity Funds - 26.5%
1,014,564	Hartford Multifactor Developed Markets (ex-US) ETF		36,088,042
818,272	Hartford Schroders Emerging Markets Equity Fund, Class F		18,795,698
1,737,028	Hartford Schroders International Contrarian Value Fund, Class F		28,713,070
1,135,718	The Hartford International Growth Fund, Class F		24,679,158
1,987,975	The Hartford International Opportunities Fund, Class F		44,848,714
	Total International/Global Equity Funds (cost $110,227,171)		$153,124,682
	Taxable Fixed Income Funds - 15.8%
795,243	Hartford Core Bond ETF		28,318,603
1,779,113	Hartford Schroders Core Fixed Income Fund, Class F		15,549,446
442,520	Hartford Strategic Income ETF		15,802,389
3,043,479	The Hartford World Bond Fund, Class F		31,195,662
	Total Taxable Fixed Income Funds (cost $90,969,246)		$90,866,100
	Total Affiliated Investment Companies (cost $423,558,289)		$576,010,926
	Total Investments (cost $423,558,289)	99.8%	$576,010,926
	Other Assets and Liabilities	0.2%	1,028,411
	Net Assets	100.0%	$577,039,337
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$576,010,926	$576,010,926	$—	$—
Total	$576,010,926	$576,010,926	$—	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

32

Hartford Multi-Asset Income Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.0%
	Asset-Backed - Automobile - 2.4%
$ 164,104	Ally Bank Auto Credit-Linked Notes 6.68%, 09/15/2032(1)	$165,173
1,078,852	Avid Automobile Receivables Trust 7.80%, 07/15/2032(2)	1,078,852
210,000	Avis Budget Rental Car Funding AESOP LLC 7.32%, 02/20/2028(1)	211,652
1,195,000	Bridgecrest Lending Auto Securitization Trust 4.72%, 09/15/2028	1,197,524
83,812	CFMT LLC 1.39%, 09/22/2031(1)	83,475
713,703	Chase Auto Credit Linked Notes 6.02%, 02/25/2033(1)	714,377
228,777	Enterprise Fleet Financing LLC 6.40%, 03/20/2030(1)	231,833
440,000	Exeter Automobile Receivables Trust 4.67%, 08/15/2028	440,632
1,300,000	GLS Auto Receivables Issuer Trust 7.25%, 06/16/2031(1)	1,325,638
1,280,000	Hertz Vehicle Financing III LLC 9.13%, 06/25/2027(1)	1,294,417
	Huntington Bank Auto Credit-Linked Notes
469,823	7.43%, 09/20/2033, 30 day USD SOFR Average + 3.25%(1)(3)	468,249
390,189	7.68%, 03/21/2033, 30 day USD SOFR Average + 3.50%(1)(3)	389,747
603,901	11.33%, 03/21/2033, 30 day USD SOFR Average + 7.15%(1)(3)	609,602
815,000	Prestige Auto Receivables Trust 6.75%, 11/17/2031(1)	797,021
	Santander Bank Auto Credit-Linked Notes
370,386	6.80%, 01/18/2033(1)	370,397
865,838	8.88%, 01/18/2033(1)	869,061
255,003	Securitized Term Auto Receivables Trust 6.75%, 07/25/2031(1)	259,326
85,000	SFS Auto Receivables Securitization Trust 5.38%, 01/21/2031(1)	87,030
	Wheels Fleet Lease Funding 1 LLC
2,976,944	4.80%, 09/19/2039(1)	3,003,075
144,786	6.46%, 08/18/2038(1)	146,614
		13,743,695
	Asset-Backed - Credit Card - 0.1%
210,000	Trillium Credit Card Trust II 5.99%, 12/26/2028(1)	210,306
	Asset-Backed - Home Equity - 0.1%
	Point Securitization Trust
285,000	7.00%, 09/25/2055(1)(4)	284,790
335,000	7.50%, 06/25/2055(1)	335,772
		620,562
	Commercial Mortgage-Backed Securities - 2.8%
520,000	BOCA Commercial Mortgage Trust 8.47%, 08/15/2041, 1 mo. USD Term SOFR + 4.44%(1)(3)	525,850
200,000	BPR Trust 5.85%, 11/05/2041(1)(3)	190,160
892,000	Commercial Mortgage Trust 7.93%, 12/10/2041(1)(3)	887,512
296,000	CSAIL Commercial Mortgage Trust 4.06%, 08/15/2048(3)	260,707
520,000	DC Trust 8.48%, 04/13/2040(1)(3)	519,682
100,000	Extended Stay America Trust 8.25%, 10/15/2042, 1 mo. USD Term SOFR + 4.10%(1)(3)	100,938
110,000	FS Trust 7.47%, 08/15/2039, 1 mo. USD Term SOFR + 3.44%(1)(3)	110,206
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.0% - (continued)
	Commercial Mortgage-Backed Securities - 2.8% - (continued)
$ 252,771	GS Mortgage Securities Trust 4.42%, 02/10/2048(1)(3)	$241,371
674,899	HIH Trust 8.22%, 10/15/2041, 1 mo. USD Term SOFR + 4.19%(1)(3)	678,273
1,260,000	HTL Commercial Mortgage Trust 8.20%, 05/10/2039(1)(3)	1,289,626
252,393	JP Morgan Chase Commercial Mortgage Securities Trust 4.88%, 12/15/2046(1)(3)	239,789
1,525,000	JPMBB Commercial Mortgage Securities Trust 4.04%, 09/15/2047(1)(3)	1,379,226
560,000	MAD Commercial Mortgage Trust 6.36%, 10/15/2042(1)(3)	560,389
795,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.80%, 05/15/2046(1)(3)	728,325
1,300,000	Morgan Stanley Capital I Trust 3.91%, 09/09/2032(1)	1,170,147
865,000	NYC Commercial Mortgage Trust 7.57%, 02/15/2042, 1 mo. USD Term SOFR + 3.54%(1)(3)	863,991
1,175,000	ONE Mortgage Trust 5.90%, 03/15/2036, 1 mo. USD Term SOFR + 1.86%(1)(3)	1,108,823
560,000	RFR Trust 7.27%, 03/11/2041(1)(3)	573,021
190,000	SHR Trust 8.48%, 10/15/2041, 1 mo. USD Term SOFR + 4.45%(1)(3)	191,416
675,000	TEXAS Commercial Mortgage Trust 7.12%, 04/15/2042, 1 mo. USD Term SOFR + 3.09%(1)(3)	675,000
150,000	WHARF Commercial Mortgage Trust 7.72%, 07/15/2040(1)(3)	153,676
820,000	Willowbrook Mall 6.08%, 03/05/2035(1)(3)	767,138
1,500,000	Worldwide Plaza Trust 3.53%, 11/10/2036(1)	1,110,404
	X-Caliber Funding LLC
1,475,000	7.11%, 06/17/2030, 1 mo. USD Term SOFR + 2.97%(1)(3)	1,480,460
315,000	8.38%, 01/15/2028, 1 mo. USD Term SOFR + 4.25%(1)(3)	314,640
		16,120,770
	Other Asset-Backed Securities - 3.3%
1,700,000	Affirm Asset Securitization Trust 7.35%, 09/15/2029(1)	1,708,941
210,000	AMSR Trust 3.66%, 06/17/2042(1)	185,821
400,000	Amur Equipment Finance Receivables XV LLC 8.35%, 01/20/2034(1)	405,245
840,000	Apidos CLO Ltd. 4.22%, 01/20/2038(1)(3)	642,397
1,000,000	Apidos CLO XXXIV Ltd. 10.65%, 01/20/2035, 3 mo. USD Term SOFR + 6.76%(1)(3)	993,904
500,000	Apidos CLO XXXVI Ltd. 7.05%, 07/20/2034, 3 mo. USD Term SOFR + 3.16%(1)(3)	500,133
470,000	Ballyrock CLO 29 Ltd. 4.22%, 07/25/2038(1)(3)	417,111
1,250,000	Ballyrock CLO Ltd. 7.10%, 10/20/2031, 3 mo. USD Term SOFR + 3.21%(1)(3)	1,253,442
1,500,000	Barings CLO Ltd. 10.30%, 07/15/2037, 3 mo. USD Term SOFR + 6.40%(1)(3)	1,517,389
81,472	Castlelake Aircraft Structured Trust 3.97%, 04/15/2039(1)	79,437
94,245	CF Hippolyta Issuer LLC 1.98%, 03/15/2061(1)	62,051
465,772	DLLAD LLC 4.79%, 01/20/2028(1)	467,456
The accompanying notes are an integral part of these financial statements.

33

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.0% - (continued)
	Other Asset-Backed Securities - 3.3% - (continued)
$ 700,000	GreenSky Home Improvement Issuer Trust 8.65%, 03/25/2060(1)	$723,449
840,000	Hamlin Park CLO Ltd. 4.22%, 10/20/2037(1)(3)	676,322
1,233,212	Home RE Ltd. 8.78%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(3)	1,263,003
573,303	Horizon Aircraft Finance I Ltd. 4.46%, 12/15/2038(1)	566,122
132,287	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	128,647
295,000	Hotwire Funding LLC 2.31%, 11/20/2051(1)	287,591
261,868	Kubota Credit Owner Trust 5.28%, 01/18/2028(1)	263,840
835,000	Lewey Park CLO Ltd. 4.22%, 10/21/2037(1)(3)	608,496
300,000	Magnetite XLV Ltd. 4.22%, 04/15/2038(1)(3)	234,000
1,295,000	PEAC Solutions Receivables LLC 5.04%, 07/20/2032(1)	1,317,864
800,000	RR 38 Ltd. 4.22%, 04/15/2040(1)(3)	668,566
167,883	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	165,375
81,252	Start II Ltd. 4.09%, 03/15/2044(1)	80,754
3,591,000	Verizon Master Trust 4.17%, 08/20/2030	3,602,718
		18,820,074
	Whole Loan Collateral CMO - 3.3%
	Angel Oak Mortgage Trust
275,000	2.48%, 05/25/2066(1)(3)	208,831
9,184	2.62%, 11/25/2059(1)(3)	9,054
745,000	COLT Mortgage Loan Trust 5.25%, 03/25/2065(1)(3)	742,765
1,550,000	Deephaven Residential Mortgage Trust 3.27%, 08/25/2066(1)(3)	1,188,290
	Federal National Mortgage Association Connecticut Avenue Securities Trust
860,000	9.68%, 12/25/2041, 30 day USD SOFR Average + 5.50%(1)(3)	895,170
1,400,000	10.18%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(3)	1,455,132
1,145,000	10.18%, 12/25/2041, 30 day USD SOFR Average + 6.00%(1)(3)	1,198,620
860,000	10.38%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(3)	897,386
1,325,000	11.18%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(3)	1,424,414
445,000	11.83%, 01/25/2042, 30 day USD SOFR Average + 7.65%(1)(3)	474,683
1,266,000	13.68%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(3)	1,393,990
	Flagstar Mortgage Trust
123,366	2.00%, 09/25/2041(1)(3)	109,271
57,419	4.00%, 05/25/2048(1)(3)	53,710
180,000	Imperial Fund Mortgage Trust 4.10%, 01/25/2057(1)(3)	146,052
55,548	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	53,565
	PRET LLC
255,000	7.02%, 10/25/2055(1)(4)	254,792
395,000	8.35%, 07/25/2055(1)(4)	396,144
411,000	8.59%, 12/25/2054(1)(4)	411,740
760,000	8.72%, 10/25/2054(1)(4)	760,340
410,000	8.72%, 05/25/2055(1)(4)	412,805
280,000	8.72%, 06/25/2055(1)(4)	282,256
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.0% - (continued)
	Whole Loan Collateral CMO - 3.3% - (continued)
$ 1,100,000	8.96%, 10/25/2054(1)(4)	$1,100,730
1,092,285	9.19%, 10/25/2051(1)(3)	1,093,409
266,000	PRET Trust 4.15%, 01/25/2070(1)(4)	231,878
	PRPM LLC
290,000	3.00%, 05/25/2055(1)(4)	257,286
657,000	7.20%, 10/25/2030(1)(4)	656,771
164,000	7.45%, 08/25/2030(1)(4)	164,031
100,000	8.57%, 07/25/2030(1)(4)	100,011
425,000	8.60%, 11/25/2029(1)(4)	425,110
695,000	8.84%, 11/25/2029(1)(4)	695,349
	Towd Point Mortgage Trust
45,751	2.75%, 06/25/2057(1)(3)	44,805
7,457	3.00%, 01/25/2058(1)(3)	7,398
1,430,000	Verus Securitization Trust 3.04%, 09/25/2066(1)(3)	1,060,818
		18,606,606
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $68,272,417)	$68,122,013
CONVERTIBLE BONDS - 4.9%
	Auto Manufacturers - 0.1%
	Rivian Automotive, Inc.
450,000	3.63%, 10/15/2030	$385,031
79,000	4.63%, 03/15/2029	77,815
		462,846
	Biotechnology - 0.3%
225,000	Alnylam Pharmaceuticals, Inc. 0.00%, 09/15/2028(1)(5)	224,719
210,000	Bridgebio Pharma, Inc. 1.75%, 03/01/2031(1)	317,231
	Cytokinetics, Inc.
50,000	1.75%, 10/01/2031(1)	61,930
195,000	3.50%, 07/01/2027	275,925
325,000	Immunocore Holdings PLC 2.50%, 02/01/2030	285,870
488,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028	742,687
		1,908,362
	Chemicals - 0.2%
1,200,000	Sasol Financing USA LLC 4.50%, 11/08/2027(6)	1,152,000
	Commercial Banks - 0.1%
EUR 500,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.52%, 12/15/2050, 3 mo. EURIBOR + 4.50%(3)	371,996
	Commercial Services - 0.1%
	Alarm.com Holdings, Inc.
$ 200,000	0.00%, 01/15/2026(5)	197,800
475,000	2.25%, 06/01/2029	446,975
90,000	Block, Inc. 0.25%, 11/01/2027	82,455
		727,230
	Diversified Financial Services - 0.1%
	Coinbase Global, Inc.
283,000	0.00%, 10/01/2032(1)(5)	315,403
198,000	0.25%, 04/01/2030	252,054
		567,457
	Electric - 0.3%
500,000	PG&E Corp. 4.25%, 12/01/2027	513,200
The accompanying notes are an integral part of these financial statements.

34

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 4.9% - (continued)
	Electric - 0.3% - (continued)
	Southern Co.
$ 212,000	3.25%, 06/15/2028(1)	$215,710
425,000	3.88%, 12/15/2025	476,000
	WEC Energy Group, Inc.
240,000	3.38%, 06/01/2028(1)	247,320
300,000	4.38%, 06/01/2029	363,150
		1,815,380
	Energy-Alternate Sources - 0.0%
175,000	Enphase Energy, Inc. 0.00%, 03/01/2028(5)	151,603
	Engineering & Construction - 0.5%
EUR 2,000,000	Cellnex Telecom SA 0.75%, 11/20/2031(6)	2,084,897
$ 450,000	Fluor Corp. 1.13%, 08/15/2029	579,150
		2,664,047
	Entertainment - 0.1%
200,000	Live Nation Entertainment, Inc. 3.13%, 01/15/2029	301,680
	Healthcare - Products - 0.5%
435,000	Exact Sciences Corp. 2.00%, 03/01/2030(1)	487,330
310,000	Guardant Health, Inc. 1.25%, 02/15/2031(7)	528,612
435,000	Integer Holdings Corp. 1.88%, 03/15/2030(1)	376,928
400,000	Lantheus Holdings, Inc. 2.63%, 12/15/2027	443,200
382,000	Merit Medical Systems, Inc. 3.00%, 02/01/2029(1)	460,119
400,000	Qiagen NV 2.50%, 09/10/2031(6)	419,879
		2,716,068
	Home Builders - 0.1%
690,000	Meritage Homes Corp. 1.75%, 05/15/2028	687,300
	Internet - 0.3%
	Alibaba Group Holding Ltd.
285,000	0.00%, 09/15/2032(5)(6)(7)	320,340
103,000	0.50%, 06/01/2031	182,104
353,000	DoorDash, Inc. 0.00%, 05/15/2030(1)(5)	389,712
150,000	JD.com, Inc. 0.25%, 06/01/2029	158,250
574,000	Uber Technologies, Inc. 0.88%, 12/01/2028	835,744
		1,886,150
	Investment Company Security - 0.1%
450,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(1)	532,800
55,000	IREN Ltd. 0.00%, 07/01/2031(1)(5)	57,915
104,000	Terawulf, Inc. 0.00%, 05/01/2032(1)(5)	107,536
		698,251
	IT Services - 0.3%
100,000	CyberArk Software Ltd. 0.00%, 06/15/2030(1)(5)	116,600
144,000	Lumentum Holdings, Inc. 1.50%, 12/15/2029(7)	425,520
465,000	Parsons Corp. 2.63%, 03/01/2029	530,565
110,000	Seagate HDD Cayman 3.50%, 06/01/2028(7)	344,355
258,000	Super Micro Computer, Inc. 0.00%, 06/15/2030(1)(5)	304,166
		1,721,206
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 4.9% - (continued)
	Leisure Time - 0.2%
$ 275,000	Carnival Corp. 5.75%, 12/01/2027	$612,150
	NCL Corp. Ltd.
209,000	0.75%, 09/15/2030(1)	200,379
409,000	0.88%, 04/15/2030(1)	453,478
		1,266,007
	Lodging - 0.2%
970,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	1,017,530
	Miscellaneous Manufacturing - 0.1%
325,000	JBT Marel Corp. 0.38%, 09/15/2030(1)	303,063
	Oil & Gas Services - 0.0%
138,000	Solaris Energy Infrastructure, Inc. 0.25%, 10/01/2031	164,082
	Pharmaceuticals - 0.1%
505,000	Jazz Investments I Ltd. 3.13%, 09/15/2030	616,605
	Real Estate Investment Trusts - 0.4%
766,000	Boston Properties LP 2.00%, 10/01/2030(1)	749,531
430,000	Federal Realty OP LP 3.25%, 01/15/2029(1)	429,140
	Rexford Industrial Realty LP
400,000	4.13%, 03/15/2029(1)	404,400
225,000	4.38%, 03/15/2027(1)	225,000
200,000	Welltower OP LLC 2.75%, 05/15/2028(1)	380,900
		2,188,971
	Semiconductors - 0.2%
450,000	ON Semiconductor Corp. 0.50%, 03/01/2029(7)	417,600
	Semtech Corp.
380,000	0.00%, 10/15/2030(1)(5)	385,320
29,000	1.63%, 11/01/2027	54,607
		857,527
	Software - 0.6%
	Cloudflare, Inc.
105,000	0.00%, 08/15/2026(5)	146,311
563,000	0.00%, 06/15/2030(1)(5)	704,274
750,000	Datadog, Inc. 0.00%, 12/01/2029(1)(5)	795,375
432,000	Guidewire Software, Inc. 1.25%, 11/01/2029(1)	509,328
585,000	Nutanix, Inc. 0.50%, 12/15/2029(1)	644,495
31,000	Snowflake, Inc. 0.00%, 10/01/2029(5)	57,118
175,000	Strategy, Inc. 0.00%, 03/01/2030(1)(5)	172,375
50,000	Tyler Technologies, Inc. 0.25%, 03/15/2026	52,025
408,000	Unity Software, Inc. 0.00%, 03/15/2030(1)(5)(7)	530,910
		3,612,211
	Telecommunications - 0.0%
55,000	AST SpaceMobile, Inc. 2.00%, 01/15/2036(1)	58,438
	Total Convertible Bonds (cost $25,536,465)	$27,916,010
CORPORATE BONDS - 19.7%
	Advertising - 0.0%
150,000	Clear Channel Outdoor Holdings, Inc. 7.75%, 04/15/2028(1)(7)	$148,864
The accompanying notes are an integral part of these financial statements.

35

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.7% - (continued)
	Agriculture - 0.1%
$ 115,000	BAT Capital Corp. 5.63%, 08/15/2035	$119,463
571,000	MHP Lux SA 6.25%, 09/19/2029(6)	459,655
		579,118
	Airlines - 0.1%
215,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	211,322
	VistaJet Malta Finance PLC/Vista Management Holding, Inc.
100,000	6.38%, 02/01/2030(1)(7)	96,580
170,000	9.50%, 06/01/2028(1)(7)	176,802
		484,704
	Apparel - 0.1%
200,000	Beach Acquisition Bidco LLC 10.00%, 07/15/2033(1)(8)	214,733
300,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	319,522
130,000	Under Armour, Inc. 7.25%, 07/15/2030(1)	128,319
		662,574
	Auto Manufacturers - 0.0%
246,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(3)(9)	246,786
	Auto Parts & Equipment - 0.2%
95,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 09/15/2032(1)	97,202
	Forvia SE
EUR 150,000	2.38%, 06/15/2027(6)	171,051
450,000	5.13%, 06/15/2029(6)	535,903
100,000	5.38%, 03/15/2031(1)	118,296
100,000	5.50%, 06/15/2031(6)	118,899
200,000	ZF Europe Finance BV 7.00%, 06/12/2030(6)	235,848
		1,277,199
	Biotechnology - 0.1%
$ 710,000	Biocon Biologics Global PLC 6.67%, 10/09/2029(6)	702,054
	Chemicals - 0.5%
	GC Treasury Center Co. Ltd.
400,000	6.50%, 09/10/2030, (6.50% fixed rate until 09/10/2030; 5 yr. USD CMT + 2.82% thereafter)(1)(3)(9)	404,879
225,000	7.13%, 03/10/2035, (7.13% fixed rate until 03/10/2035; 5 yr. USD CMT + 3.16% thereafter)(1)(3)(9)	232,755
745,000	OCP SA 6.70%, 03/01/2036(1)	802,443
	Tronox, Inc.
2,410,000	4.63%, 03/15/2029(1)(7)	1,481,616
235,000	9.13%, 09/30/2030(1)(7)	214,427
		3,136,120
	Commercial Banks - 2.4%
EUR 100,000	Abanca Corp. Bancaria SA 4.63%, 12/11/2036, (4.63% fixed rate until 12/11/2031; 5 yr. EURIBOR ICE Swap + 2.45% thereafter)(3)(6)	119,932
	AIB Group PLC
$ 200,000	5.32%, 05/15/2031, (5.32% fixed rate until 05/15/2030; 6 mo. USD SOFR + 1.65% thereafter)(1)(3)	205,953
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.7% - (continued)
	Commercial Banks - 2.4% - (continued)
EUR 225,000	6.00%, 07/14/2031, (6.00% fixed rate until 07/14/2031; 5 yr. EURIBOR ICE Swap + 3.71% thereafter)(3)(6)(9)	$265,485
	Banca Transilvania SA
1,100,000	5.13%, 09/30/2030, (5.13% fixed rate until 09/30/2029; 1 yr. EURIBOR ICE Swap + 2.95% thereafter)(3)(6)	1,299,053
180,000	7.25%, 12/07/2028, (7.25% fixed rate until 12/07/2027; 1 yr. EURIBOR ICE Swap + 4.29% thereafter)(3)(6)	222,691
	Banco Santander SA
200,000	1.00%, 10/01/2033(6)	191,926
$ 200,000	4.55%, 11/06/2030	200,158
EUR 200,000	6.00%, 01/02/2031, (6.00% fixed rate until 01/02/2031; 5 yr. EURIBOR ICE Swap + 3.82% thereafter)(3)(6)(9)	238,889
	Bank of America Corp.
$ 75,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(3)	65,353
135,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(3)	138,405
25,000	6.25%, 07/26/2030, (6.25% fixed rate until 07/26/2030; 5 yr. USD CMT + 2.35% thereafter)(3)(7)(9)	25,431
EUR 200,000	Bank of Cyprus Holdings PLC 11.88%, 06/21/2028, (11.88% fixed rate until 06/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(3)(6)(9)	272,750
$ 250,000	Bank of New York Mellon 4.73%, 04/20/2029, (4.73% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.14% thereafter)(3)	254,054
55,000	Bank of New York Mellon Corp. 5.61%, 07/21/2039, (5.61% fixed rate until 07/21/2034; 6 mo. USD SOFR + 1.77% thereafter)(3)	57,473
	Barclays PLC
GBP 200,000	8.38%, 09/15/2031, (8.38% fixed rate until 09/15/2031; 5 yr. GBP SONIA Linked ICE Swap + 4.69% thereafter)(3)(6)(9)	281,128
250,000	8.88%, 09/15/2027, (8.88% fixed rate until 09/15/2027; 5 yr. U.K. Government Bond + 6.96% thereafter)(3)(6)(9)	346,074
EUR 200,000	BAWAG Group AG 7.25%, 09/18/2029, (7.25% fixed rate until 09/18/2029; 5 yr. EURIBOR ICE Swap + 5.05% thereafter)(3)(6)(9)	244,784
$ 590,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(3)(6)	652,747
200,000	BNP Paribas SA 8.50%, 08/14/2028, (8.50% fixed rate until 08/14/2028; 5 yr. USD CMT + 4.35% thereafter)(1)(3)(9)	211,717
The accompanying notes are an integral part of these financial statements.

36

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.7% - (continued)
	Commercial Banks - 2.4% - (continued)
EUR 200,000	CCF Holding SAS 9.25%, 06/12/2029, (9.25% fixed rate until 06/12/2029; 5 yr. EUR Swap + 6.63% thereafter)(3)(6)(9)	$251,737
	Citigroup, Inc.
$ 123,000	6.88%, 08/15/2030, (6.88% fixed rate until 08/15/2030; 5 yr. USD CMT + 2.89% thereafter)(3)(9)	126,736
161,000	7.38%, 05/15/2028, (7.38% fixed rate until 05/15/2028; 5 yr. USD CMT + 3.21% thereafter)(3)(9)	166,809
119,000	7.63%, 11/15/2028, (7.63% fixed rate until 11/15/2028; 5 yr. USD CMT + 3.21% thereafter)(3)(9)	124,510
EUR 100,000	CrediaBank SA 9.38%, 01/31/2031, (9.38% fixed rate until 01/31/2031; 5 yr. EURIBOR ICE Swap + 7.28% thereafter)(3)(6)(9)	122,820
200,000	Credit Agricole SA 6.50%, 09/23/2029, (6.50% fixed rate until 09/23/2029; 5 yr. EURIBOR ICE Swap + 4.21% thereafter)(3)(6)(9)	244,362
200,000	Erste Group Bank AG 6.38%, 04/15/2032, (6.38% fixed rate until 04/15/2032; 5 yr. EURIBOR ICE Swap + 4.01% thereafter)(3)(6)(9)	241,758
275,000	Eurobank SA 4.00%, 02/07/2036, (4.00% fixed rate until 02/07/2035; 1 yr. EURIBOR ICE Swap + 1.70% thereafter)(3)(6)	320,487
$ 100,000	Freedom Mortgage Corp. 12.25%, 10/01/2030(1)	111,317
200,000	Golomt Bank 11.00%, 05/20/2027(6)	206,468
EUR 600,000	Ibercaja Banco SA 9.13%, 01/25/2028, (9.13% fixed rate until 01/25/2028; 5 yr. EUR Swap + 6.83% thereafter)(3)(6)(9)	763,221
	Intesa Sanpaolo SpA
$ 310,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(1)(3)(7)	293,793
200,000	7.80%, 11/28/2053(1)	247,536
	JP Morgan Chase & Co.
70,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(3)	70,541
70,000	4.60%, 10/22/2030, (4.60% fixed rate until 10/22/2029; 6 mo. USD SOFR + 1.04% thereafter)(3)	70,934
25,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(3)	25,831
77,000	5.53%, 11/29/2045, (5.53% fixed rate until 11/29/2044; 6 mo. USD SOFR + 1.55% thereafter)(3)	79,311
25,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(3)	25,922
EUR 200,000	KBC Group NV 6.00%, 11/27/2030, (6.00% fixed rate until 11/27/2030; 5 yr. EURIBOR ICE Swap + 3.81% thereafter)(3)(6)(9)	238,306
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.7% - (continued)
	Commercial Banks - 2.4% - (continued)
EUR 200,000	Luminor Holding AS 7.38%, 02/12/2031, (7.38% fixed rate until 02/12/2031; 5 yr. EURIBOR ICE Swap + 5.26% thereafter)(3)(6)(9)	$239,795
	Metro Bank Holdings PLC
GBP 225,000	12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(3)(6)	337,036
600,000	13.88%, 03/26/2030, (13.88% fixed rate until 03/26/2030; 5 yr. U.K. Government Bond + 9.57% thereafter)(3)(6)(9)	924,417
EUR 300,000	Nova Ljubljanska Banka DD 6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(3)(6)	376,008
200,000	Permanent TSB Group Holdings PLC 7.88%, 11/25/2025, (7.88% fixed rate until 11/25/2025; 5 yr. EUR Swap + 8.47% thereafter)(3)(6)(9)	231,152
200,000	Piraeus Financial Holdings SA 6.75%, 12/30/2030, (6.75% fixed rate until 12/30/2030; 5 yr. EURIBOR ICE Swap + 4.60% thereafter)(3)(6)(9)	240,359
$ 325,000	Royal Bank of Canada 6.75%, 08/24/2085, (6.75% fixed rate until 08/24/2030; 5 yr. USD CMT + 2.82% thereafter)(3)	337,780
	Societe Generale SA
EUR 200,000	1.11%, 07/17/2031, (1.11% fixed rate until 07/17/2030; 3 mo. EURIBOR + 1.30% thereafter)(3)(6)	204,156
$ 200,000	5.44%, 10/03/2036, (5.44% fixed rate until 10/03/2035; 6 mo. USD SOFR + 1.73% thereafter)(1)(3)	200,261
260,000	10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(1)(3)(9)	287,715
1,315,000	Trade & Development Bank of Mongolia LLC 8.50%, 12/23/2027(6)	1,299,679
208,000	UBS Group AG 9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(3)(9)	243,572
		13,948,332
	Commercial Services - 0.4%
400,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	416,486
167,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38%, 06/15/2032(1)(7)	171,075
	BCP V Modular Services Finance II PLC
EUR 100,000	4.75%, 11/30/2028(6)	108,718
GBP 100,000	6.13%, 11/30/2028(6)	120,824
$ 170,000	Block, Inc. 5.63%, 08/15/2030(1)	172,568
200,000	Deluxe Corp. 8.13%, 09/15/2029(1)	209,524
35,000	Massachusetts Institute of Technology 5.60%, 07/01/2111	35,993
EUR 350,000	Nexi SpA 1.63%, 04/30/2026(6)	401,319
700,000	Verisure Midholding AB 5.25%, 02/15/2029(6)	811,535
		2,448,042
The accompanying notes are an integral part of these financial statements.

37

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.7% - (continued)
	Construction Materials - 0.3%
$ 1,235,000	Cemex SAB de CV 7.20%, 06/10/2030, (7.20% fixed rate until 06/10/2030; 5 yr. USD CMT + 3.52% thereafter)(1)(3)(9)	$1,283,103
	CP Atlas Buyer, Inc.
110,000	9.75%, 07/15/2030(1)	114,749
235,000	12.75%, 01/15/2031(1)(8)	230,169
		1,628,021
	Diversified Financial Services - 2.2%
121,000	Air Lease Corp. 4.13%, 12/15/2026, (4.13% fixed rate until 12/15/2026; 5 yr. USD CMT + 3.15% thereafter)(3)(9)	116,504
176,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(1)(3)(9)	174,902
	Bread Financial Holdings, Inc.
224,000	6.75%, 05/15/2031(1)	225,533
1,635,000	8.38%, 06/15/2035, (8.38% fixed rate until 06/15/2030; 5 yr. USD CMT + 4.30% thereafter)(1)(3)	1,672,909
250,000	Citadel Securities Global Holdings LLC 6.20%, 06/18/2035(1)	262,291
954,000	CrossCountry Intermediate HoldCo LLC 6.50%, 10/01/2030(1)	962,800
300,000	EZCORP, Inc. 7.38%, 04/01/2032(1)	316,874
	Freedom Mortgage Holdings LLC
850,000	7.88%, 04/01/2033(1)	873,123
380,000	8.38%, 04/01/2032(1)	396,193
220,000	9.13%, 05/15/2031(1)	233,866
250,000	9.25%, 02/01/2029(1)	262,500
	goeasy Ltd.
20,000	6.88%, 02/15/2031(1)	19,545
200,000	7.38%, 10/01/2030(1)	199,554
320,000	Hightower Holding LLC 9.13%, 01/31/2030(1)	342,992
1,668,000	LFS Topco LLC 8.75%, 07/15/2030(1)	1,632,773
363,000	Midcap Financial Issuer Trust 6.50%, 05/01/2028(1)	356,553
835,000	Muangthai Capital PCL 7.55%, 07/21/2030(1)	862,994
	Muthoot Finance Ltd.
600,000	6.38%, 04/23/2029(6)	608,599
215,000	6.38%, 03/02/2030(1)	218,453
110,000	PennyMac Financial Services, Inc. 6.88%, 05/15/2032(1)	114,740
1,225,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	1,268,804
200,000	Rfna LP 7.88%, 02/15/2030(1)	199,153
120,000	Rocket Cos., Inc. 6.38%, 08/01/2033(1)	125,008
590,000	Sammaan Capital Ltd. 7.50%, 10/16/2030(1)	595,816
380,000	TrueNoord Capital DAC 8.75%, 03/01/2030(1)	400,337
		12,442,816
	Electric - 2.3%
35,000	American Electric Power Co., Inc. 5.80%, 03/15/2056, (5.80% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.13% thereafter)(3)	35,063
397,965	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(6)	430,188
	Bulgarian Energy Holding EAD
EUR 630,000	2.45%, 07/22/2028(6)	700,308
130,000	4.25%, 06/19/2030(6)	149,829
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.7% - (continued)
	Electric - 2.3% - (continued)
	Dominion Energy, Inc.
$ 106,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(3)	$111,417
30,000	7.00%, 06/01/2054, (7.00% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.51% thereafter)(3)	32,769
EUR 1,180,000	Eastern European Electric Co. BV 6.50%, 05/15/2030(1)	1,422,421
	Edison International
$ 701,000	5.00%, 12/15/2026, (5.00% fixed rate until 12/15/2026; 5 yr. USD CMT + 3.90% thereafter)(3)(9)	683,722
396,000	7.88%, 06/15/2054, (7.88% fixed rate until 03/15/2029; 5 yr. USD CMT + 3.66% thereafter)(3)	407,569
1,043,000	8.13%, 06/15/2053, (8.13% fixed rate until 03/15/2028; 5 yr. USD CMT + 3.86% thereafter)(3)	1,076,447
334,000	Emera, Inc. 6.75%, 06/15/2076 (6.75% fixed rate until 06/15/2026; thereafter)(3)	335,592
EUR 1,620,000	Energo-Pro AS 8.00%, 05/27/2030(1)	1,978,621
$ 218,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(3)	229,218
2,094,000	GDZ Elektrik Dagitim AS 9.00%, 10/15/2029(1)	2,047,385
93,824	Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/01/2054	91,174
1,795,000	Limak Yenilenebilir Enerji AS 9.63%, 08/12/2030(1)	1,770,496
195,000	Sempra 6.38%, 04/01/2056, (6.38% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.63% thereafter)(3)(7)	200,364
	Southern California Edison Co.
85,000	5.25%, 03/15/2030	87,004
70,000	6.20%, 09/15/2055	71,441
325,000	Termocandelaria Power SA 7.75%, 09/17/2031(1)	337,360
	Virginia Electric & Power Co.
100,000	4.20%, 05/15/2045	84,210
15,000	5.60%, 09/15/2055	15,018
115,000	VoltaGrid LLC 7.38%, 11/01/2030(1)	116,961
670,000	Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(1)	601,100
		13,015,677
	Energy-Alternate Sources - 0.2%
	FS Luxembourg SARL
255,000	8.63%, 06/25/2033(1)	264,562
205,000	8.63%, 06/25/2033(6)	212,688
604,000	8.88%, 02/12/2031(6)	630,628
		1,107,878
	Engineering & Construction - 0.3%
1,539,701	International Airport Finance SA 12.00%, 03/15/2033(6)	1,642,795
	Entertainment - 0.1%
260,000	Caesars Entertainment, Inc. 6.00%, 10/15/2032(1)(7)	248,033
The accompanying notes are an integral part of these financial statements.

38

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.7% - (continued)
	Entertainment - 0.1% - (continued)
$ 129,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	$126,124
240,000	Warnermedia Holdings, Inc. 5.05%, 03/15/2042	192,655
		566,812
	Environmental Control - 0.0%
20,000	Reworld Holding Corp. 4.88%, 12/01/2029(1)	18,793
	Food - 0.4%
	Bellis Acquisition Co. PLC
EUR 385,000	8.00%, 07/01/2031(1)	451,198
300,000	8.00%, 07/01/2031(6)	351,583
$ 475,000	BRF SA 5.75%, 09/21/2050(6)	402,672
55,000	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. 6.38%, 04/15/2066(1)	56,266
180,000	Mars, Inc. 5.00%, 03/01/2032(1)	184,973
	Picard Groupe SAS
EUR 365,000	6.38%, 07/01/2029(1)	441,259
100,000	6.38%, 07/01/2029(6)	120,893
		2,008,844
	Food Service - 0.0%
200,000	Elior Group SA 3.75%, 07/15/2026(6)	230,208
	Forest Products & Paper - 0.1%
$ 890,000	Mercer International, Inc. 12.88%, 10/01/2028(1)	738,920
	Gas - 0.1%
286,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(3)	293,189
	Hand/Machine Tools - 0.1%
EUR 450,000	IMA Industria Macchine Automatiche SpA 3.75%, 01/15/2028(6)	517,616
	Healthcare - Services - 0.4%
$ 55,000	Acadia Healthcare Co., Inc. 7.38%, 03/15/2033(1)(7)	56,857
	CHS/Community Health Systems, Inc.
250,000	4.75%, 02/15/2031(1)	223,176
1,075,000	6.88%, 04/15/2029(1)	974,627
850,000	9.75%, 01/15/2034(1)	899,969
275,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	293,638
		2,448,267
	Insurance - 0.9%
	Acrisure LLC/Acrisure Finance, Inc.
30,000	6.75%, 07/01/2032(1)	30,767
260,000	8.25%, 02/01/2029(1)	270,879
695,000	8.50%, 06/15/2029(1)(7)	729,579
205,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(1)(7)	211,519
200,000	Allianz SE 5.60%, 09/03/2054, (5.60% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.77% thereafter)(1)(3)	206,171
246,000	American National Group, Inc. 7.00%, 12/01/2055, (7.00% fixed rate until 12/01/2030; 5 yr. USD CMT + 3.18% thereafter)(3)	251,227
200,000	Ardonagh Group Finance Ltd. 8.88%, 02/15/2032(1)	208,686
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.7% - (continued)
	Insurance - 0.9% - (continued)
	Athene Global Funding
$ 192,000	1.61%, 06/29/2026(1)	$188,763
122,000	5.35%, 07/09/2027(1)	123,973
200,000	Fidelis Insurance Holdings Ltd. 7.75%, 06/15/2055, (7.75% fixed rate until 12/15/2034; 5 yr. USD CMT + 4.28% thereafter)(3)(7)	216,032
	Global Atlantic Fin Co.
288,000	4.70%, 10/15/2051, (4.70% fixed rate until 07/15/2026; 5 yr. USD CMT + 3.80% thereafter)(1)(3)	280,491
148,000	7.95%, 10/15/2054, (7.95% fixed rate until 07/15/2029; 5 yr. USD CMT + 3.61% thereafter)(1)(3)	154,733
540,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 8.13%, 02/15/2032(1)	557,338
GBP 250,000	Just Group PLC 5.00%, 03/30/2031, (5.00% fixed rate until 03/30/2031; 5 yr. U.K. Government Bond + 4.27% thereafter)(3)(6)(9)	296,404
$ 118,000	Liberty Mutual Group, Inc. 4.13%, 12/15/2051, (4.13% fixed rate until 09/15/2026; 5 yr. USD CMT + 3.32% thereafter)(1)(3)	115,340
386,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(3)(7)(9)	415,211
400,000	RLGH Finance Bermuda Ltd. 6.75%, 07/02/2035(6)	429,847
EUR 100,000	SCOR SE 6.00%, 06/20/2034, (6.00% fixed rate until 06/20/2034; 5 yr. EURIBOR ICE Swap + 3.86% thereafter)(3)(6)(9)	119,554
200,000	Sogecap SA 6.25%, 07/08/2035, (6.25% fixed rate until 07/08/2035; 5 yr. EURIBOR ICE Swap + 3.75% thereafter)(3)(6)(9)	234,276
		5,040,790
	Internet - 0.2%
$ 241,000	Beignet Investor LLC 6.58%, 05/30/2049(1)	257,076
EUR 550,000	United Group BV 6.75%, 02/15/2031(6)	646,895
		903,971
	Iron/Steel - 0.1%
$ 415,000	JSW Steel Ltd. 3.95%, 04/05/2027(6)	407,651
	Lodging - 0.3%
EUR 845,000	Fortune Star BVI Ltd. 3.95%, 10/02/2026(6)	967,527
$ 895,000	Studio City Finance Ltd. 5.00%, 01/15/2029(6)	856,983
		1,824,510
	Media - 0.3%
200,000	CSC Holdings LLC 11.75%, 01/31/2029(1)	157,992
	Scripps Escrow II, Inc.
50,000	3.88%, 01/15/2029(1)(7)(10)	45,209
75,000	5.38%, 01/15/2031(1)(10)	51,593
995,000	Univision Communications, Inc. 9.38%, 08/01/2032(1)	1,050,295
The accompanying notes are an integral part of these financial statements.

39

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.7% - (continued)
	Media - 0.3% - (continued)
$ 60,000	Versant Media Group, Inc. 7.25%, 01/30/2031(1)	$61,160
280,000	VTR Comunicaciones SpA 5.13%, 01/15/2028(6)	272,300
		1,638,549
	Mining - 0.6%
	Glencore Funding LLC
43,000	5.89%, 04/04/2054(1)(7)	43,837
20,000	6.14%, 04/01/2055(1)	20,978
84,000	6.38%, 10/06/2030(1)	90,597
1,200,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(1)	1,236,853
810,000	Vedanta Resources Finance II PLC 9.85%, 04/24/2033(1)	819,225
990,000	WE Soda Investments Holding PLC 9.50%, 10/06/2028(6)	991,294
		3,202,784
	Oil & Gas - 1.2%
1,670,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)	1,678,360
	Diamondback Energy, Inc.
80,000	4.25%, 03/15/2052	63,021
45,000	5.90%, 04/18/2064	43,116
	Energean Israel Finance Ltd.
280,000	5.38%, 03/30/2028(6)	275,450
1,395,000	5.88%, 03/30/2031(6)	1,346,576
	Petroleos Mexicanos
285,000	5.95%, 01/28/2031	278,770
440,000	6.75%, 09/21/2047	364,388
495,000	7.69%, 01/23/2050	448,866
	Phillips 66 Co.
162,000	5.88%, 03/15/2056, (5.88% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.28% thereafter)(3)	161,034
260,000	6.20%, 03/15/2056, (6.20% fixed rate until 12/15/2035; 5 yr. USD CMT + 2.17% thereafter)(3)	262,582
	Raizen Fuels Finance SA
590,000	6.70%, 02/25/2037(1)	492,874
200,000	6.70%, 02/25/2037(6)	167,076
115,000	Talos Production, Inc. 9.38%, 02/01/2031(1)	117,609
	YPF SA
725,000	6.95%, 07/21/2027(6)	723,656
500,000	8.75%, 09/11/2031(1)	513,636
		6,937,014
	Packaging & Containers - 0.2%
EUR 450,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.13%, 08/15/2026(6)	503,122
$ 740,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(4)(6)	706,730
		1,209,852
	Pharmaceuticals - 0.4%
	CVS Health Corp.
163,000	6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(3)	169,394
130,000	7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(3)	136,589
EUR 250,000	Grifols Escrow SA 3.88%, 10/15/2028(6)	280,682
425,000	Grifols SA 7.50%, 05/01/2030(6)	514,948
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.7% - (continued)
	Pharmaceuticals - 0.4% - (continued)
	Teva Pharmaceutical Finance Netherlands II BV
EUR 550,000	4.38%, 05/09/2030	$653,379
250,000	7.88%, 09/15/2031	346,420
		2,101,412
	Pipelines - 0.4%
$ 1,020,000	AL Candelaria (Spain) SA 5.75%, 06/15/2033(6)	925,181
	Enbridge, Inc.
382,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(3)	384,588
155,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(3)	178,209
	Energy Transfer LP
127,000	6.50%, 02/15/2056, (6.50% fixed rate until 11/15/2030; 5 yr. USD CMT + 2.68% thereafter)(3)	125,850
103,000	8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(3)	109,954
116,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(3)	120,762
	Targa Resources Corp.
90,000	4.90%, 09/15/2030	91,257
30,000	6.50%, 02/15/2053	31,532
	Transcanada Trust
442,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(3)	437,044
111,000	5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD SOFR + 4.64% thereafter)(3)	111,006
		2,515,383
	Real Estate - 1.5%
EUR 605,000	Alexandrite Lake Lux Holdings SARL 6.75%, 07/30/2030(1)	715,059
	Canary Wharf Group Investment Holdings PLC
250,000	1.75%, 04/07/2026(6)	285,749
GBP 193,000	3.38%, 04/23/2028(6)	237,694
	CPI Property Group SA
EUR 400,000	4.75%, 07/22/2030(6)	449,492
300,000	7.50%, 03/26/2031, (7.50% fixed rate until 03/26/2031; 5 yr. EURIBOR ICE Swap + 5.23% thereafter)(3)(6)(9)	328,126
$ 795,000	GLP China Holdings Ltd. 2.95%, 03/29/2026(6)	784,020
	GLP Pte. Ltd.
1,090,000	4.50%, 05/17/2026, (4.50% fixed rate until 05/17/2026; 5 yr. USD CMT + 3.74% thereafter)(3)(6)(9)	760,331
590,000	4.60%, 06/29/2027, (4.60% fixed rate until 06/29/2027; 5 yr. USD CMT + 3.73% thereafter)(3)(6)(9)	392,337
635,000	9.75%, 05/20/2028(6)(7)	666,433
EUR 400,000	New Immo Holding SA 3.25%, 07/23/2027(6)	457,349
$ 1,530,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(6)	1,498,464
The accompanying notes are an integral part of these financial statements.

40

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.7% - (continued)
	Real Estate - 1.5% - (continued)
	Samhallsbyggnadsbolaget I Norden Holding AB
EUR 650,000	0.75%, 11/14/2028(6)	$603,841
1,450,000	1.13%, 09/26/2029(6)	1,283,245
		8,462,140
	Real Estate Investment Trusts - 0.5%
$ 675,000	Champion MTN Ltd. 2.95%, 06/15/2030(6)	582,646
	Hudson Pacific Properties LP
110,000	3.25%, 01/15/2030(7)	93,930
1,875,000	4.65%, 04/01/2029(7)	1,726,248
370,000	Trust Fibra Uno 7.38%, 02/13/2034(6)	402,989
		2,805,813
	Retail - 0.4%
	Bertrand Franchise Finance SAS
EUR 100,000	5.75%, 07/18/2030, 3 mo. EURIBOR + 3.75%(3)(6)	111,680
300,000	6.50%, 07/18/2030(6)	335,906
$ 262,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)(7)	238,978
115,000	Macy's Retail Holdings LLC 5.13%, 01/15/2042	93,655
160,000	Michaels Cos., Inc. 5.25%, 05/01/2028(1)	149,405
279,000	Staples, Inc. 10.75%, 09/01/2029(1)	270,373
810,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)(7)	859,437
		2,059,434
	Semiconductors - 0.1%
200,000	Foundry JV Holdco LLC 6.40%, 01/25/2038(1)	215,828
	Intel Corp.
65,000	3.05%, 08/12/2051	41,194
155,000	5.60%, 02/21/2054	148,222
155,000	NVIDIA Corp. 3.50%, 04/01/2040	133,066
		538,310
	Software - 0.2%
210,000	Cloud Software Group, Inc. 9.00%, 09/30/2029(1)	217,211
145,000	Synopsys, Inc. 5.00%, 04/01/2032	148,051
	TeamSystem SpA
EUR 400,000	5.53%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(3)	462,594
200,000	5.53%, 07/31/2031, 3 mo. EURIBOR + 3.50%(3)(6)	231,297
		1,059,153
	Telecommunications - 1.8%
	Africell Holding Ltd.
$ 1,235,000	10.50%, 10/23/2029(1)	1,225,964
842,000	10.50%, 10/23/2029(6)	835,575
686,080	Altice France SA 6.50%, 03/15/2032(1)	656,889
	AT&T, Inc.
105,000	3.85%, 06/01/2060	74,064
90,000	4.30%, 12/15/2042	76,998
152,000	Bell Telephone Co. of Canada or Bell Canada 7.00%, 09/15/2055, (7.00% fixed rate until 06/15/2035; 5 yr. USD CMT + 2.36% thereafter)(3)	159,758
123,000	EchoStar Corp. 6.75%, 11/30/2030(8)	126,925
EUR 760,000	Eolo SpA 4.88%, 10/21/2028(6)(7)	799,195
480,000	Iliad Holding SAS 6.88%, 04/15/2031(6)	592,617
200,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(6)	232,665
$ 191,000	Level 3 Financing, Inc. 4.50%, 04/01/2030(1)	176,436
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.7% - (continued)
	Telecommunications - 1.8% - (continued)
EUR 800,000	Lorca Telecom Bondco SA 5.75%, 04/30/2029(6)	$957,605
$ 265,000	Millicom International Cellular SA 4.50%, 04/27/2031(6)	247,531
EUR 400,000	Odido Holding BV 3.75%, 01/15/2029(6)	459,126
$ 565,000	Silk Road Group Holding LLC 7.50%, 09/15/2030(1)(7)	566,179
229,000	Telecom Argentina SA 9.25%, 05/28/2033(1)	232,990
299,000	TELUS Corp. 7.00%, 10/15/2055, (7.00% fixed rate until 07/15/2035; 5 yr. USD CMT + 2.71% thereafter)(3)	318,942
	Veon Midco BV
1,040,000	3.38%, 11/25/2027(6)	973,891
450,000	9.00%, 07/15/2029(1)	467,749
213,064	VF Ukraine PAT via VFU Funding PLC 9.63%, 02/11/2027(4)(6)	204,516
605,000	WULF Compute LLC 7.75%, 10/15/2030(1)	628,519
		10,014,134
	Water - 0.2%
	Aegea Finance SARL
1,075,000	7.63%, 01/20/2036(1)	1,048,075
275,000	9.00%, 01/20/2031(1)	290,551
		1,338,626
	Total Corporate Bonds (cost $109,112,060)	$112,353,155
FOREIGN GOVERNMENT OBLIGATIONS - 4.1%
	Angola - 0.2%
985,000	Angola Government International Bonds 8.00%, 11/26/2029(6)	$941,344
	Argentina - 0.3%
2,000,000	Argentina Republic Government International Bonds 4.13%, 07/09/2035(4)	1,401,000
420,000	Provincia de Cordoba 9.75%, 07/02/2032(1)	431,508
		1,832,508
	Benin - 0.1%
770,000	Benin Government International Bonds 7.96%, 02/13/2038(6)	800,412
	Brazil - 0.1%
BRL 2,887,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2027	516,549
	Chile - 0.1%
	Bonos de la Tesoreria de la Republica en pesos
CLP 180,000,000	5.00%, 10/01/2028(6)	191,128
200,000,000	6.00%, 04/01/2033(6)	218,543
		409,671
	China - 0.1%
CNY 5,160,000	China Government Bonds 2.27%, 05/25/2034	753,874
	Colombia - 0.3%
$ 1,380,000	Colombia Government International Bonds 5.00%, 06/15/2045	1,056,390
	Colombia TES
COP 1,734,700,000	6.25%, 07/09/2036	304,520
The accompanying notes are an integral part of these financial statements.

41

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.1% - (continued)
	Colombia - 0.3% - (continued)
COP 197,800,000	7.00%, 06/30/2032	$40,696
2,185,200,000	7.75%, 09/18/2030	494,905
		1,896,511
	Czech Republic - 0.0%
CZK 4,230,000	Czech Republic Government Bonds 2.50%, 08/25/2028(6)	194,263
	Dominican Republic - 0.0%
DOP 9,950,000	Dominican Republic International Bonds 13.63%, 02/03/2033(6)	185,991
	Gabon - 0.3%
$ 2,225,000	Gabon Government International Bonds 6.63%, 02/06/2031(6)	1,736,711
	Hungary - 0.1%
	Hungary Government Bonds
HUF 133,700,000	1.50%, 04/22/2026	389,122
51,300,000	3.00%, 08/21/2030	131,790
		520,912
	India - 0.2%
	India Government Bonds
INR 6,920,000	6.10%, 07/12/2031	76,542
28,070,000	6.64%, 06/16/2035	314,293
15,150,000	6.79%, 12/02/2034	171,876
26,180,000	7.26%, 01/14/2029	304,304
		867,015
	Indonesia - 0.1%
IDR 11,680,000,000	Indonesia Treasury Bonds 7.00%, 09/15/2030	744,837
	Ivory Coast - 0.2%
EUR 825,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(6)	919,544
	Malaysia - 0.2%
	Malaysia Government Bonds
MYR 1,925,000	3.83%, 07/05/2034	468,543
414,000	3.90%, 11/16/2027	100,429
1,331,000	4.76%, 04/07/2037	349,620
		918,592
	Mexico - 0.2%
	Mexico Bonos
MXN 4,253,800	7.75%, 05/29/2031	223,240
1,624,100	7.75%, 11/23/2034	82,367
6,047,100	7.75%, 11/13/2042	280,427
4,763,300	8.00%, 05/24/2035	242,769
2,603,450	Mexico Cetes 0.00%, 09/02/2027(5)	122,560
$ 78,000	Mexico Government International Bonds 5.75%, 10/12/2110	68,507
		1,019,870
	Peru - 0.2%
	Peru Government Bonds
PEN 1,340,000	5.40%, 08/12/2034	386,642
945,000	6.85%, 08/12/2035(6)	296,158
476,000	6.95%, 08/12/2031	154,981
25,000	7.60%, 08/12/2039(6)	8,083
		845,864
	Philippines - 0.1%
PHP 16,950,000	Philippines Government Bonds 6.25%, 03/22/2028	292,768
	Poland - 0.1%
PLN 1,330,000	Republic of Poland Government Bonds 3.75%, 05/25/2027	359,108
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.1% - (continued)
	Romania - 0.5%
	Romania Government Bonds
RON 515,000	5.00%, 02/12/2029	$110,274
475,000	7.10%, 07/31/2034	108,427
890,000	8.25%, 09/29/2032	215,088
	Romania Government International Bonds
EUR 790,000	2.75%, 04/14/2041(6)	604,534
510,000	2.88%, 04/13/2042(6)	389,461
340,000	3.75%, 02/07/2034(6)	348,268
1,000,000	5.38%, 03/22/2031(6)	1,192,762
		2,968,814
	South Africa - 0.2%
	Republic of South Africa Government Bonds
ZAR 3,449,000	8.00%, 01/31/2030	200,771
18,248,000	8.75%, 01/31/2044	941,592
4,540,000	8.88%, 02/28/2035	262,067
		1,404,430
	Sri Lanka - 0.3%
	Sri Lanka Government International Bonds
$ 793,730	3.60%, 05/15/2036(1)(4)	724,198
1,231,270	3.60%, 02/15/2038(1)(4)	1,135,841
		1,860,039
	Supranational - 0.0%
IDR 2,419,000,000	European Bank for Reconstruction & Development 4.60%, 12/09/2025	145,024
MXN 1,075,000	International Bank for Reconstruction & Development 6.75%, 06/17/2027(6)	56,632
		201,656
	Thailand - 0.2%
	Thailand Government Bonds
THB 9,878,000	3.65%, 06/20/2031	340,517
14,538,000	3.78%, 06/25/2032	510,943
		851,460
	Uruguay - 0.0%
UYU 5,771,000	Uruguay Government International Bonds 9.75%, 07/20/2033	160,065
	Total Foreign Government Obligations (cost $21,539,966)	$23,202,808
MUNICIPAL BONDS - 0.2%
	Higher Education - 0.2%
$ 725,000	Maricopa County Industrial Dev Auth, AZ, Rev 7.38%, 10/01/2029(1)	$760,845
	Tobacco - 0.0%
25,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP) 3.00%, 06/01/2046	22,506
	Transportation - 0.0%
	Metropolitan Transportation Auth, NY, Rev
5,000	5.18%, 11/15/2049	4,679
100,000	6.81%, 11/15/2040	113,290
		117,969
	Total Municipal Bonds (cost $894,020)	$901,320
The accompanying notes are an integral part of these financial statements.

42

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 6.5%(11)
	Aerospace & Defense - 0.1%
$ 129,350	Barnes Group, Inc. 6.71%, 01/27/2032, 1 mo. USD Term SOFR + 2.75%	$129,188
	TransDigm, Inc.
294,384	6.50%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	294,708
272,250	6.50%, 01/19/2032, 3 mo. USD Term SOFR + 2.50%	272,400
		696,296
	Airlines - 0.1%
321,750	JetBlue Airways Corp. 8.75%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	305,180
257,400	Vista Management Holding, Inc. 7.74%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	259,009
		564,189
	Apparel - 0.2%
788,568	ABG Intermediate Holdings 2 LLC 6.21%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	787,582
239,491	Hanesbrands, Inc. 6.71%, 03/07/2032, 1 mo. USD Term SOFR + 2.75%	239,891
249,375	Varsity Brands, Inc. 7.03%, 08/26/2031, 3 mo. USD Term SOFR + 3.00%	249,812
		1,277,285
	Auto Parts & Equipment - 0.1%
310,000	Clarios Global LP 6.71%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	310,679
	Beverages - 0.1%
493,766	Pegasus BidCo BV 6.76%, 07/12/2029, 3 mo. USD Term SOFR + 2.75%	496,027
	Chemicals - 0.2%
129,025	A-AP Buyer, Inc. 6.75%, 09/09/2031, 3 mo. USD Term SOFR + 2.75%	128,864
493,267	INEOS U.S. Finance LLC 6.96%, 02/07/2031, 1 mo. USD Term SOFR + 3.00%	417,304
337,877	Nouryon Finance BV 7.04%, 04/03/2028, 6 mo. USD Term SOFR + 3.25%	337,032
11,676	USALCO LLC 1.00%, 09/30/2031, 3 mo. USD Term SOFR + 3.50%(12)	11,672
		894,872
	Commercial Services - 0.5%
261,858	Belron Finance 2019 LLC 6.74%, 10/16/2031, 3 mo. USD Term SOFR + 2.25%	262,950
347,379	Boost Newco Borrower LLC 6.00%, 01/31/2031, 3 mo. USD Term SOFR + 2.00%	348,140
195,008	Cimpress PLC 6.46%, 05/17/2028, 1 mo. USD Term SOFR + 2.50%	195,169
296,241	Ensemble RCM LLC 6.84%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	297,304
246,884	Garda World Security Corp. 7.05%, 02/01/2029, 1 mo. USD Term SOFR + 3.00%	246,680
297,000	OMNIA Partners LLC 6.36%, 07/25/2030, 3 mo. USD Term SOFR + 2.50%	297,000
347,355	Ryan LLC 7.46%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	345,618
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 6.5%(11) - (continued)
	Commercial Services - 0.5% - (continued)
$ 173,003	Trans Union LLC 5.71%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	$172,689
239,685	TTF Holdings LLC 7.79%, 07/18/2031, 6 mo. USD Term SOFR + 3.75%	219,911
376,651	Wand NewCo 3, Inc. 6.46%, 01/30/2031, 1 mo. USD Term SOFR + 2.50%	375,540
		2,761,001
	Construction Materials - 0.2%
246,770	Cornerstone Building Brands, Inc. 7.38%, 04/12/2028, 1 mo. USD Term SOFR + 3.25%	225,348
346,506	Emerald Borrower LP 6.12%, 08/04/2031, 6 mo. USD Term SOFR + 2.25%	345,041
394,264	Quikrete Holdings, Inc. 6.21%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	394,733
297,000	Wilsonart LLC 8.25%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	286,765
		1,251,887
	Distribution/Wholesale - 0.2%
221,183	American Builders & Contractors Supply Co., Inc. 5.71%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	221,928
255,006	Core & Main LP 5.99%, 07/27/2028, 1 mo. USD Term SOFR + 2.00%	254,899
493,769	Windsor Holdings III LLC 6.73%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	492,535
		969,362
	Diversified Financial Services - 0.2%
296,261	Blackhawk Network Holdings, Inc. 7.96%, 03/12/2029, 1 mo. USD Term SOFR + 4.00%	297,233
307,675	Focus Financial Partners LLC 6.71%, 09/15/2031, 1 mo. USD Term SOFR + 2.75%	308,349
297,754	HighTower Holdings LLC 7.07%, 02/03/2032, 3 mo. USD Term SOFR + 2.75%	297,381
		902,963
	Electronics - 0.1%
299,250	LSF12 Crown U.S. Commercial Bidco LLC 7.66%, 12/02/2031, 1 mo. USD Term SOFR + 3.50%	300,839
	Engineering & Construction - 0.2%
495,000	Brown Group Holding LLC 6.73%, 07/01/2031, 1 mo. USD Term SOFR + 2.75%	496,856
246,853	KKR Apple Bidco LLC 6.46%, 09/23/2031, 1 mo. USD Term SOFR + 2.50%	247,425
169,575	Tecta America Corp. 6.97%, 02/18/2032, 1 mo. USD Term SOFR + 3.00%	169,999
		914,280
	Entertainment - 0.3%
224,345	Banijay Entertainment SAS 6.88%, 03/01/2028, 1 mo. USD Term SOFR + 2.75%	225,186
493,734	Caesars Entertainment, Inc. 6.21%, 02/06/2031, 1 mo. USD Term SOFR + 2.25%	488,550
The accompanying notes are an integral part of these financial statements.

43

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 6.5%(11) - (continued)
	Entertainment - 0.3% - (continued)
$ 495,000	Light & Wonder International, Inc. 6.29%, 04/14/2029, 1 mo. USD Term SOFR + 2.25%	$495,465
296,231	Ontario Gaming GTA LP 8.24%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	277,101
258,053	TKO Worldwide Holdings LLC 6.04%, 11/21/2031, 3 mo. USD Term SOFR + 2.00%	258,574
		1,744,876
	Environmental Control - 0.1%
595,373	Filtration Group Corp. 6.71%, 10/21/2028, 1 mo. USD Term SOFR + 2.75%	597,480
	Food - 0.2%
495,000	B&G Foods, Inc. 7.46%, 10/10/2029, 1 mo. USD Term SOFR + 3.50%	472,230
197,409	CHG PPC Parent LLC 7.08%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	198,149
135,000	Froneri Lux Finco SARL 6.46%, 07/16/2032, 1 mo. USD Term SOFR + 2.50%	134,900
150,036	U.S. Foods, Inc. 5.71%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	150,807
		956,086
	Food Service - 0.0%
99,002	Golden State Foods LLC 8.16%, 12/04/2031, 1 mo. USD Term SOFR + 4.00%	99,243
	Healthcare - Products - 0.1%
236,907	Insulet Corp. 5.96%, 08/01/2031, 1 mo. USD Term SOFR + 2.00%	238,113
482,332	Medline Borrower LP 5.96%, 10/23/2028, 1 mo. USD Term SOFR + 2.00%	482,727
		720,840
	Healthcare - Services - 0.0%
197,416	ADMI Corp. 7.45%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	185,571
	Home Furnishings - 0.1%
595,508	AI Aqua Merger Sub, Inc. 7.13%, 07/31/2028, 1 mo. USD Term SOFR + 3.00%	596,598
153,304	Somnigroup International, Inc. 6.21%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	154,006
		750,604
	Insurance - 0.6%
494,512	Acrisure LLC 6.96%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	493,647
449,663	Alliant Holdings Intermediate LLC 6.46%, 09/19/2031, 1 mo. USD Term SOFR + 2.50%	449,074
	Asurion LLC
493,639	8.06%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	493,989
250,000	9.33%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	237,985
506,814	HUB International Ltd. 6.12%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	508,380
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 6.5%(11) - (continued)
	Insurance - 0.6% - (continued)
$ 297,750	Ryan Specialty Group LLC 5.96%, 09/15/2031, 1 mo. USD Term SOFR + 2.00%	$297,875
691,521	Sedgwick Claims Management Services, Inc. 6.46%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	691,216
468,139	USI, Inc. 6.25%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	468,608
		3,640,774
	Internet - 0.2%
197,422	Endure Digital, Inc. 7.72%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	102,018
	MH Sub I LLC
319,177	8.21%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	254,703
471,567	8.25%, 05/03/2028, 3 mo. USD Term SOFR + 4.25%	427,772
99,500	Plano HoldCo, Inc. 7.50%, 10/02/2031, 3 mo. USD Term SOFR + 3.50%	95,769
		880,262
	Investment Company Security - 0.0%
143,913	Dragon Buyer, Inc. 6.75%, 09/30/2031, 3 mo. USD Term SOFR + 2.75%	144,236
	IT Services - 0.3%
744,375	Fortress Intermediate 3, Inc. 7.11%, 06/27/2031, 1 mo. USD Term SOFR + 3.00%	745,305
742,514	McAfee LLC 6.96%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	702,292
107,418	NCR Atleos LLC 7.03%, 04/16/2029, 3 mo. USD Term SOFR + 3.00%	107,464
240,099	Peraton Corp. 7.69%, 02/01/2028, 3 mo. USD Term SOFR + 3.75%	206,622
		1,761,683
	Leisure Time - 0.1%
592,268	MajorDrive Holdings IV LLC 8.26%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	573,665
271,569	Recess Holdings, Inc. 7.62%, 02/20/2030, 3 mo. USD Term SOFR + 3.75%	272,504
		846,169
	Machinery-Diversified - 0.1%
345,647	TK Elevator Midco GmbH 7.20%, 04/30/2030, 6 mo. USD Term SOFR + 3.00%	347,593
	Media - 0.1%
272,939	Century De Buyer LLC 6.84%, 10/30/2030, 3 mo. USD Term SOFR + 3.00%	273,826
	EW Scripps Co.
62,028	7.50%, 11/30/2029, 1 mo. USD Term SOFR + 3.35%	59,919
51,991	9.90%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	52,565
1	NEP Group, Inc. 8.46%, 10/09/2031, 1 mo. USD Term SOFR + 4.50%	1
		386,311
	Miscellaneous Manufacturing - 0.1%
346,500	LTI Holdings, Inc. 7.71%, 07/29/2029, 1 mo. USD Term SOFR + 3.75%	348,233
The accompanying notes are an integral part of these financial statements.

44

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 6.5%(11) - (continued)
	Oil & Gas - 0.0%
$ 99,500	Hilcorp Energy I LP 6.03%, 02/11/2030, 1 mo. USD Term SOFR + 2.00%	$99,563
	Packaging & Containers - 0.3%
992,512	Berlin Packaging LLC 7.35%, 06/07/2031, 3 mo. USD Term SOFR + 3.25%	991,212
497,959	Clydesdale Acquisition Holdings, Inc. 7.14%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	497,571
165,000	Owens-Illinois, Inc. 6.96%, 09/30/2032, 1 mo. USD Term SOFR + 3.00%	164,518
345,497	TricorBraun Holdings, Inc. 7.21%, 03/03/2031, 1 mo. USD Term SOFR + 3.25%	343,600
		1,996,901
	Pharmaceuticals - 0.1%
100,000	Amneal Pharmaceuticals LLC 7.46%, 08/01/2032, 1 mo. USD Term SOFR + 3.50%	100,708
274,312	Bausch Health Cos., Inc. 10.21%, 10/08/2030, 1 mo. USD Term SOFR + 6.25%	272,154
		372,862
	Pipelines - 0.1%
493,756	Oryx Midstream Services Permian Basin LLC 6.23%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	494,685
296,523	Traverse Midstream Partners LLC 6.34%, 02/16/2028, 3 mo. USD Term SOFR + 2.50%	296,893
		791,578
	REITS - 0.0%
271,545	Iron Mountain, Inc. 5.96%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	271,488
	Retail - 0.4%
271,563	1011778 BC Unlimited Liability Co. 5.71%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	270,593
169,150	Flynn Restaurant Group LP 7.71%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	169,705
171,846	Great Outdoors Group LLC 7.21%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	171,667
444,759	IRB Holding Corp. 6.46%, 12/15/2027, 1 mo. USD Term SOFR + 2.50%	445,298
247,500	Johnstone Supply LLC 6.50%, 06/09/2031, 1 mo. USD Term SOFR + 2.50%	247,770
493,750	LBM Acquisition LLC 7.88%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	475,955
66,111	QXO, Inc. 6.96%, 04/30/2032, 1 mo. USD Term SOFR + 3.00%	66,155
202,950	White Cap Buyer LLC 7.21%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	203,331
		2,050,474
	Software - 0.7%
197,979	Ascend Learning LLC 6.96%, 12/11/2028, 1 mo. USD Term SOFR + 3.00%	197,774
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 6.5%(11) - (continued)
	Software - 0.7% - (continued)
$ 569,206	AthenaHealth Group, Inc. 6.71%, 02/15/2029, 1 mo. USD Term SOFR + 2.75%	$566,269
497,500	Boxer Parent Co., Inc. 7.20%, 07/30/2031, 3 mo. USD Term SOFR + 3.00%	493,863
493,588	Cast & Crew Payroll LLC 7.71%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	402,521
271,568	Cotiviti Corp. 6.88%, 05/01/2031, 1 mo. USD Term SOFR + 2.75%	261,159
345,524	EP Purchaser LLC 7.58%, 11/06/2028, 1 mo. USD Term SOFR + 3.50%	293,982
272,250	Epicor Software Corp. 6.46%, 05/30/2031, 1 mo. USD Term SOFR + 2.50%	272,762
493,573	Polaris Newco LLC 8.35%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	471,362
493,763	Rocket Software, Inc. 7.71%, 11/28/2028, 1 mo. USD Term SOFR + 3.75%	491,427
397,007	SS&C Technologies, Inc. 5.96%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	397,785
395,252	UKG, Inc. 6.34%, 02/10/2031, 3 mo. USD Term SOFR + 2.50%	394,975
		4,243,879
	Telecommunications - 0.2%
495,000	Crown Subsea Communications Holding, Inc. 7.46%, 01/30/2031, 1 mo. USD Term SOFR + 3.50%	497,475
246,256	Frontier Communications Corp. 6.53%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	245,796
246,859	Venga Finance SARL 8.21%, 06/28/2029, 3 mo. USD Term SOFR + 3.75%	246,242
246,769	Zacapa SARL 7.75%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	247,200
		1,236,713
	Transportation - 0.2%
597,586	First Student Bidco, Inc. 6.71%, 08/15/2030, 3 mo. USD Term SOFR + 2.50%	597,999
197,752	Genesee & Wyoming, Inc. 5.75%, 04/10/2031, 3 mo. USD Term SOFR + 1.75%	197,224
219,450	Savage Enterprises LLC 6.61%, 08/05/2032, 1 mo. USD Term SOFR + 2.50%	219,724
274,772	Third Coast Infrastructure LLC 7.71%, 09/25/2030, 1 mo. USD Term SOFR + 3.75%	274,429
		1,289,376
	Total Senior Floating Rate Interests (cost $37,721,901)	$37,102,475
The accompanying notes are an integral part of these financial statements.

45

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 15.7%
	Mortgage-Backed Agencies - 15.7%
	Farm Credit Bank of Texas - 0.1%
$ 250,000	7.00%, 09/15/2030, 5 yr. USD CMT + 3.01%(3)(9)	$260,419
324,000	7.75%, 06/15/2029, 5 yr. USD CMT + 3.29%(3)(9)	338,394
		598,813
	Federal Home Loan Mortgage Corp. - 1.5%
285,343	3.00%, 12/25/2052(13)	51,098
207,675	3.50%, 06/25/2049(13)	36,877
252,557	4.50%, 05/25/2050(13)	46,234
170,027	5.00%, 07/01/2040	171,756
1,024,962	5.50%, 09/01/2040	1,047,956
1,115,057	5.50%, 11/01/2054	1,126,707
1,200,000	5.50%, 11/01/2055	1,212,538
2,075	8.38%, 12/31/2027(3)(9)(14)	33,200
600,000	8.43%, 05/25/2044, 30 day USD SOFR Average + 4.25%(1)(3)	626,530
1,280,000	11.28%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(3)	1,354,976
1,250,000	11.90%, 03/25/2050, 30 day USD SOFR Average + 7.71%(1)(3)	1,532,380
1,375,000	11.98%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(3)	1,457,839
		8,698,091
	Federal National Mortgage Association - 0.2%
406,369	2.00%, 07/25/2041(13)	39,048
633,522	5.00%, 08/01/2040	639,763
253,450	6.00%, 04/01/2039	262,009
2,075	8.25%, 12/31/2025(3)(7)(9)(14)	34,901
		975,721
	Government National Mortgage Association - 2.3%
5,972,000	2.50%, 11/20/2055(15)	5,168,342
210,086	3.50%, 02/20/2043(13)	34,709
301,039	3.50%, 08/20/2051(13)	52,831
2,731,409	4.00%, 11/20/2052	2,604,363
1,340,000	4.50%, 11/20/2055(15)	1,307,614
1,915,000	5.50%, 11/20/2054(15)	1,930,792
1,895,000	6.00%, 11/20/2054(15)	1,928,545
		13,027,196
	Tennessee Valley Authority Power - 0.0%
100,000	4.88%, 05/15/2035	103,837
	Uniform Mortgage-Backed Security - 11.6%
3,715,000	2.00%, 10/01/2055(15)	3,014,111
2,960,000	2.50%, 11/01/2055(15)	2,512,645
3,070,000	3.00%, 10/01/2055(15)	2,720,787
425,000	3.50%, 10/01/2055(15)	391,963
1,130,000	4.00%, 11/01/2055(15)	1,072,039
2,490,000	4.50%, 11/01/2039(15)	2,485,425
2,372,000	4.50%, 11/01/2055(15)	2,311,802
2,015,000	5.00%, 11/01/2039(15)	2,034,583
1,230,000	5.00%, 11/01/2055(15)	1,223,711
2,210,000	5.50%, 11/01/2039(15)	2,257,272
15,650,000	5.50%, 11/01/2054(15)	15,811,143
16,395,000	5.50%, 12/01/2054(15)	16,552,286
4,930,000	6.00%, 11/01/2054(15)	5,041,206
4,345,000	6.00%, 12/01/2054(15)	4,442,161
3,500,000	6.50%, 10/01/2054(15)	3,618,540
375,000	6.50%, 11/01/2054(15)	388,307
		65,877,981
	Total U.S. Government Agencies (cost $89,292,272)	$89,281,639
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 9.4%
	U.S. Treasury Securities - 9.4%
	U.S. Treasury Bonds - 1.1%
$ 1,981,400	3.00%, 08/15/2048(16)	$1,505,400
550,000	3.63%, 02/15/2053(16)	459,142
1,394,900	3.63%, 05/15/2053(16)(17)	1,163,379
140,000	4.75%, 02/15/2045	141,947
500,000	4.75%, 11/15/2053(16)	505,703
562,300	4.75%, 05/15/2055(18)	569,680
1,575,000	4.88%, 08/15/2045	1,622,250
		5,967,501
	U.S. Treasury Inflation-Indexed Bonds - 1.5%
5,159,782	0.25%, 02/15/2050(16)(18)(19)	3,094,840
3,648,614	0.75%, 02/15/2042(19)	2,912,226
701,597	0.75%, 02/15/2045(19)	528,775
683,590	1.00%, 02/15/2046(19)	532,806
1,654,064	1.38%, 02/15/2044(16)(19)	1,426,681
		8,495,328
	U.S. Treasury Inflation-Indexed Notes - 0.8%
4,310,228	1.88%, 07/15/2034(16)(17)(18)(19)	4,370,653
	U.S. Treasury Notes - 6.0%
9,025,000	3.38%, 09/15/2028	8,970,004
8,995,000	3.63%, 03/31/2028	9,001,676
130,000	3.75%, 04/15/2028	130,447
7,115,000	3.88%, 06/30/2030	7,169,196
1,725,000	4.13%, 11/15/2032	1,749,999
310,000	4.25%, 11/15/2034	314,699
6,675,000	4.25%, 05/15/2035	6,764,695
280,000	4.25%, 08/15/2035	283,500
		34,384,216
	Total U.S. Government Securities (cost $53,659,789)	$53,217,698
COMMON STOCKS - 24.9%
	Automobiles & Components - 0.5%
12,720	Ford Motor Co.	$167,014
48,574	Honda Motor Co. Ltd.	490,949
22,401	Magna International, Inc.	1,058,280
3,397	Mercedes-Benz Group AG	220,413
42,320	Toyota Motor Corp.	862,783
		2,799,439
	Banks - 3.5%
5,476	ANZ Group Holdings Ltd.	131,160
35,082	Banco Bilbao Vizcaya Argentaria SA	706,765
105,865	Banco Santander SA(7)	1,078,784
8,567	Bank of Montreal(7)	1,064,225
4,563	Bank Polska Kasa Opieki SA	233,634
70,089	Bankinter SA	1,056,538
21,074	BPER Banca SpA	252,506
35,437	CaixaBank SA	374,560
111,445	Israel Discount Bank Ltd. Class A	1,113,757
8,729	JP Morgan Chase & Co.	2,715,766
12,946	KB Financial Group, Inc.	1,056,828
22,550	KeyCorp	396,655
16,816	Mizrahi Tefahot Bank Ltd.	1,093,335
11,880	Mizuho Financial Group, Inc.	397,926
37,013	National Australia Bank Ltd.	1,055,243
25,385	Powszechna Kasa Oszczednosci Bank Polski SA	520,475
45,019	Regions Financial Corp.	1,089,460
7,396	Royal Bank of Canada	1,083,495
11,996	Standard Bank Group Ltd.	176,399
36,946	Sumitomo Mitsui Trust Group, Inc.	1,014,779
17,106	Truist Financial Corp.	763,441
23,373	U.S. Bancorp	1,091,052
4,167	UniCredit SpA	308,552
The accompanying notes are an integral part of these financial statements.

46

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 24.9% - (continued)
	Banks - 3.5% - (continued)
1,452	Wells Fargo & Co.	$126,280
42,675	Westpac Banking Corp.	1,079,868
		19,981,483
	Capital Goods - 1.3%
22,315	Bouygues SA	1,007,257
1,005	Emerson Electric Co.	140,268
12,997	Kone OYJ Class B	868,369
606	Lockheed Martin Corp.	298,079
12,297	PACCAR, Inc.	1,210,025
1,826	RTX Corp.	325,941
2,646	Siemens AG	749,869
33,901	Smiths Group PLC	1,122,599
3,497	Stanley Black & Decker, Inc.	236,817
13,169	Sumitomo Corp.	383,099
4,168	Vinci SA	557,329
8,488	Volvo AB Class B	232,529
		7,132,181
	Commercial & Professional Services - 0.1%
3,547	Paychex, Inc.	415,106
	Consumer Discretionary Distribution & Retail - 0.4%
9,034	Canadian Tire Corp. Ltd. Class A(7)	1,036,055
3,889	Genuine Parts Co.	495,108
1,068	Home Depot, Inc.	405,402
13,406	JD.com, Inc. Class A	221,333
4,533	Pop Mart International Group Ltd.(1)	128,942
		2,286,840
	Consumer Durables & Apparel - 0.2%
877	Garmin Ltd.	187,625
10,041	Sankyo Co. Ltd.	174,185
38,857	Sekisui House Ltd.	833,687
		1,195,497
	Consumer Services - 0.2%
1,186	Evolution AB(1)	79,020
2,009	McDonald's Corp.	599,546
32,710	OPAP SA	676,772
		1,355,338
	Consumer Staples Distribution & Retail - 0.2%
183,639	Tesco PLC	1,108,201
	Energy - 1.3%
11,059	Baker Hughes Co.	535,366
11,771	Chevron Corp.	1,856,522
16,496	Eni SpA	304,178
895	EOG Resources, Inc.	94,727
18,849	Exxon Mobil Corp.	2,155,572
15,879	ONEOK, Inc.	1,063,893
18,586	ORLEN SA	503,752
2,119	Phillips 66	288,481
9,862	TotalEnergies SE	615,734
1,820	Williams Cos., Inc.	105,323
		7,523,548
	Equity Real Estate Investment Trusts (REITs) - 0.7%
7,084	Alexandria Real Estate Equities, Inc. REIT	412,430
9,984	BXP, Inc. REIT	710,761
1,033	Digital Realty Trust, Inc. REIT	176,034
870	Extra Space Storage, Inc. REIT	116,180
21,998	Gaming & Leisure Properties, Inc. REIT	982,431
24,012	Healthpeak Properties, Inc. REIT	431,015
2,425	Simon Property Group, Inc. REIT	426,218
124,625	Stockland REIT	515,247
6,671	WP Carey, Inc. REIT	440,286
		4,210,602
Shares or Principal Amount		Market Value†
COMMON STOCKS - 24.9% - (continued)
	Financial Services - 1.3%
29,678	Annaly Capital Management, Inc. REIT	$628,283
789	Apollo Global Management, Inc.	98,081
4,067	Ares Management Corp. Class A	604,804
731	Blackrock, Inc.	791,534
1,345	Blackstone, Inc.	197,231
67,117	China Galaxy Securities Co. Ltd. Class H	96,555
3,609	CME Group, Inc.	958,153
135,369	Daiwa Securities Group, Inc.	1,041,793
161,589	FirstRand Ltd.	766,885
40,471	Franklin Resources, Inc.	915,049
10,502	T. Rowe Price Group, Inc.	1,076,770
		7,175,138
	Food, Beverage & Tobacco - 1.3%
20,446	Altria Group, Inc.	1,152,745
6,719	British American Tobacco PLC	344,117
18,496	Campbell's Co.	557,284
11,185	Coca-Cola Co.	770,647
26,194	Conagra Brands, Inc.	450,275
10,838	General Mills, Inc.	505,159
934	J.M. Smucker Co.	96,716
32,587	Kraft Heinz Co.	805,877
3,621	Luxco Co. Ltd.*	59,952
2,658	Nestle SA	253,968
4,824	PepsiCo, Inc.	704,738
10,468	Philip Morris International, Inc.	1,510,846
		7,212,324
	Health Care Equipment & Services - 0.5%
22,792	CVS Health Corp.	1,781,195
1,823	Medtronic PLC	165,346
1,436,418	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,005,476
		2,952,017
	Household & Personal Products - 0.2%
795	Kimberly-Clark Corp.	95,170
5,084	Procter & Gamble Co.	764,481
4,477	Unilever PLC	268,639
		1,128,290
	Insurance - 2.3%
10,227	Admiral Group PLC	440,346
3,559	Allianz SE	1,430,154
25,899	AXA SA	1,123,716
12,148	Generali	467,648
11,162	Gjensidige Forsikring ASA	300,394
25,788	Great-West Lifeco, Inc.(7)	1,093,262
158,857	Legal & General Group PLC	496,415
17,564	MS&AD Insurance Group Holdings, Inc.	362,072
988	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	611,270
123,000	New China Life Insurance Co. Ltd. Class A	1,172,323
20,800	New China Life Insurance Co. Ltd. Class H	131,448
258,869	OUTsurance Group Ltd.	1,089,975
49,482	Phoenix Group Holdings PLC	438,353
469,210	PICC Property & Casualty Co. Ltd. Class H	1,108,520
6,682	Prudential Financial, Inc.	694,928
115,390	Sanlam Ltd.	605,452
94	Swiss Life Holding AG	102,033
2,042	Swiss Re AG	372,873
16,442	Tokio Marine Holdings, Inc.	613,174
998	Zurich Insurance Group AG	694,080
		13,348,436
The accompanying notes are an integral part of these financial statements.

47

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 24.9% - (continued)
	Materials - 1.8%
2,343	Anglogold Ashanti PLC	$160,645
3,243	BASF SE	160,015
5,070	BHP Group Ltd.	144,537
35,516	China Hongqiao Group Ltd.	134,847
107,959	CMOC Group Ltd. Class H	233,727
31,742	Dow, Inc.	757,047
9,138	Evonik Industries AG	153,135
384,841	Evraz PLC*(2)	—
3,445	Gold Fields Ltd.	132,826
227,189	Grupo Mexico SAB de CV Series B	1,964,157
3,411	International Paper Co.	131,801
256,964	Jiangxi Copper Co. Ltd. Class H	1,072,167
14,552	LyondellBasell Industries NV Class A	675,504
46,371	Norsk Hydro ASA	313,494
13,565	Northern Star Resources Ltd.	218,733
4,459	Rio Tinto Ltd.	387,158
15,116	Rio Tinto PLC	1,089,712
31,313	Shandong Gold Mining Co. Ltd. Class H(1)	131,268
6,043	Smurfit WestRock PLC	218,318
651,100	Tianshan Aluminum Group Co. Ltd. Class A	1,222,784
12,432	UPM-Kymmene OYJ(7)	333,579
55,514	Zhaojin Mining Industry Co. Ltd. Class H	206,708
98,487	Zijin Mining Group Co. Ltd. Class H	407,442
		10,249,604
	Media & Entertainment - 0.2%
8,239	Comcast Corp. Class A	229,333
18,164	Interpublic Group of Cos., Inc.	466,088
6,627	Omnicom Group, Inc.	497,157
		1,192,578
	Pharmaceuticals, Biotechnology & Life Sciences - 1.7%
6,160	AbbVie, Inc.	1,343,126
893	Amgen, Inc.	266,498
17,360	Bristol-Myers Squibb Co.	799,775
3,893	Gilead Sciences, Inc.	466,343
8,370	Johnson & Johnson	1,580,842
13,665	Merck & Co., Inc.	1,174,917
5,473	Novo Nordisk AS Class B	269,445
13,653	Orion OYJ Class B	953,429
58,474	Pfizer, Inc.	1,441,384
2,918	Roche Holding AG	945,199
2,005	Sanofi SA	202,831
8,042	WuXi AppTec Co. Ltd. Class H(1)	112,372
		9,556,161
	Real Estate Management & Development - 0.3%
26,028	China Resources Land Ltd.	94,038
43,823	KE Holdings, Inc. Class A	248,550
104,077	Longfor Group Holdings Ltd.(1)(7)	128,559
91,745	Sun Hung Kai Properties Ltd.	1,116,425
		1,587,572
	Semiconductors & Semiconductor Equipment - 0.9%
1,328	Analog Devices, Inc.	310,925
883	Broadcom, Inc.	326,383
1,486	Marvell Technology, Inc.	139,298
3,839	Microchip Technology, Inc.	239,630
3,796	NVIDIA Corp.	768,652
9,209	QUALCOMM, Inc.	1,665,908
7,357	Texas Instruments, Inc.	1,187,861
1,839	Tokyo Electron Ltd.	405,445
		5,044,102
	Software & Services - 1.2%
1,377	Accenture PLC Class A	344,388
726	Capgemini SE	111,692
Shares or Principal Amount		Market Value†
COMMON STOCKS - 24.9% - (continued)
	Software & Services - 1.2% - (continued)
15,541	Gen Digital, Inc.	$409,661
17,460	Infosys Ltd.	290,920
7,143	International Business Machines Corp.	2,195,829
2,060	Microsoft Corp.	1,066,688
3,567	Obic Co. Ltd.	110,652
1,536	Oracle Corp.	403,369
24,020	Otsuka Corp.	474,877
43,666	Sage Group PLC	660,028
742	SAP SE	192,974
8,602	SCSK Corp.	316,094
1,966	Trend Micro, Inc.	100,330
		6,677,502
	Technology Hardware & Equipment - 2.0%
20,721	AAC Technologies Holdings, Inc.	106,514
5,801	Accton Technology Corp.	201,740
21,995	Amano Corp.	583,565
2,474	Apple, Inc.	668,895
9,785	Asia Vital Components Co. Ltd.	447,964
27,474	BYD Electronic International Co. Ltd.	128,980
22,916	Canon, Inc.	658,098
27,671	Cisco Systems, Inc.	2,023,027
2,388	Corning, Inc.	212,723
16,868	Delta Electronics, Inc.	542,540
18,163	E Ink Holdings, Inc.	124,778
7,341	Elite Material Co. Ltd.	322,532
6,494	FUJIFILM Holdings Corp.	150,509
14,056	Gigabyte Technology Co. Ltd.	127,422
42,474	HP, Inc.	1,175,256
2,060	King Slide Works Co. Ltd.	273,283
12,234	Kyocera Corp.	162,338
91,469	Lenovo Group Ltd.	133,439
9,287	Murata Manufacturing Co. Ltd.	200,236
22,342	Quanta Computer, Inc.	216,678
4,751	Seagate Technology Holdings PLC	1,215,686
4,243	Shimadzu Corp.	114,075
22,593	Sunny Optical Technology Group Co. Ltd.	218,332
13,301	TDK Corp.	232,398
4,469	TE Connectivity PLC	1,103,888
1,349	Wiwynn Corp.	190,235
		11,535,131
	Telecommunication Services - 1.2%
1,030,726	America Movil SAB de CV Series B	1,175,611
9,385	AT&T, Inc.	232,279
1,718,147	Axiata Group Bhd.	1,030,308
333,760	Singapore Telecommunications Ltd.	1,089,409
59,821	Tele2 AB Class B	950,308
13,224	Telenor ASA	196,661
35,552	Verizon Communications, Inc.	1,412,836
66,347	Vodacom Group Ltd.	537,096
		6,624,508
	Transportation - 0.1%
43,457	Atlas Arteria Ltd.	138,054
5,222	United Parcel Service, Inc. Class B	503,505
		641,559
	Utilities - 1.5%
77,945	APA Group	468,132
2,866	Dominion Energy, Inc.	168,205
4,261	Duke Energy Corp.	529,642
6,719	Edison International	372,098
22,633	Emera, Inc.(7)	1,076,018
4,111	Eversource Energy	303,433
61,210	Iberdrola SA	1,240,497
28,515	National Grid PLC	427,557
25,091	NextEra Energy, Inc.	2,042,407
The accompanying notes are an integral part of these financial statements.

48

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 24.9% - (continued)
	Utilities - 1.5% - (continued)
36,616	Snam SpA	$225,833
67,322	Terna - Rete Elettrica Nazionale	690,325
5,154	Veolia Environnement SA	170,325
1,731,313	YTL Corp. Bhd.	1,072,490
		8,786,962
	Total Common Stocks (cost $131,082,331)	$141,720,119
EQUITY LINKED SECURITIES - 10.7%
	Banks - 0.5%
37,900	Wells Fargo & Co. (Royal Bank of Canada) 12.00%, 11/26/2025*(1)	$3,147,688
	Capital Goods - 1.1%
10,124	General Electric Co. (BNP Paribas Issuance BV) 12.00%, 12/24/2025*(1)	3,112,027
27,600	Johnson Controls Internation (HSBC Bank PLC) 12.00%, 01/22/2026*(5)	3,095,633
		6,207,660
	Consumer Discretionary Distribution & Retail - 0.9%
13,000	Amazon.com, Inc. (Societe Generale SA) 12.00%, 11/26/2025*	3,135,709
5,000	Home Depot, Inc. (Societe Generale SA) 12.00%, 11/26/2025*	1,920,527
		5,056,236
	Consumer Staples Distribution & Retail - 0.5%
45,581	Kroger Co. (BNP Paribas Issuance BV) 12.00%, 12/24/2025*(1)	2,901,406
	Energy - 0.4%
12,900	Valero Energy Corp. (Nomura America Finance LLC) 12.00%, 01/22/2026*	2,146,326
	Financial Services - 0.4%
4,600	Mastercard (Mizuho Markets Cayman LP) 12.00%, 01/22/2026*	2,575,945
	Health Care Equipment & Services - 0.7%
6,900	Cigna Group (Nomura America Finance LLC) 12.00%, 11/26/2025*	1,713,744
26,973	CVS Health Corp. (BNP Paribas Issuance BV) 12.00%, 12/24/2025*(1)	2,108,116
		3,821,860
	Insurance - 0.3%
8,294	Progressive Corp. (Societe Generale SA) 12.00%, 12/24/2025*	1,754,005
	Media & Entertainment - 1.6%
16,000	Alphabet, Inc. (Mizuho Markets Cayman LP) 12.00%, 01/22/2026*	4,360,387
3,855	Meta Platforms, Inc. (Societe Generale SA) 12.00%, 12/24/2025*	2,558,637
1,700	Netflix, Inc. (Mizuho Markets Cayman LP) 12.00%, 01/22/2026*	1,943,524
		8,862,548
	Pharmaceuticals, Biotechnology & Life Sciences - 0.5%
3,700	Eli Lilly & Co. (Royal Bank of Canada) 12.00%, 01/22/2026*(1)	3,124,972
Shares or Principal Amount		Market Value†
EQUITY LINKED SECURITIES - 10.7% - (continued)
	Semiconductors & Semiconductor Equipment - 1.4%
8,709	Broadcom, Inc. (BNP Paribas Issuance BV) 12.00%, 12/24/2025*(1)	$3,152,762
24,800	NVIDIA Corp. (Mizuho Markets Cayman LP) 12.00%, 01/22/2026*	4,877,135
		8,029,897
	Software & Services - 1.1%
7,300	Internation Business Machine Corp. (Royal Bank of Canada) 12.00%, 01/22/2026*(1)	2,173,560
7,700	Microsoft Corp. (Societe Generale SA) 12.00%, 11/26/2025*	4,012,866
		6,186,426
	Technology Hardware & Equipment - 1.3%
17,200	Apple, Inc. (Royal Bank of Canada) 12.00%, 11/26/2025*(1)	4,194,793
20,509	Arista Networks, Inc. (Nomura America Finance LLC) 12.00%, 12/24/2025*	3,173,737
		7,368,530
	Total Equity Linked Securities (cost $60,237,527)	$61,183,499
PREFERRED STOCKS - 1.1%
	Automobiles & Components - 0.2%
2,159	Bayerische Motoren Werke AG (Preference Shares)(20)	$187,047
1,949	Hyundai Motor Co. (Preference Shares)(20)	300,292
3,150	Hyundai Motor Co. (Preference Shares)(20)	478,816
		966,155
	Banks - 0.1%
201	Bank of America Corp. Series L, 7.25%(14)	253,461
12,650	Citizens Financial Group, Inc. Series I, 6.50%*(7)(14)	320,930
		574,391
	Capital Goods - 0.1%
8,055	Boeing Co. (Preference Shares), 6.00%	521,320
	Financial Services - 0.2%
11,573	Ares Management Corp. Series B, 6.75%	547,287
4,900	Corebridge Financial, Inc. (Preference Shares), 6.38%	121,520
8,750	Morgan Stanley Series Q, 6.63%(7)(14)	228,900
11,950	Synchrony Financial Series B, 8.25%(14)	315,600
		1,213,307
	Insurance - 0.0%
5,410	Brighthouse Financial, Inc. Series C, 5.38%(14)	68,978
10,194	Enstar Group Ltd. Series D, 7.00%(14)	244,656
		313,634
	Technology Hardware & Equipment - 0.3%
25,305	Samsung Electronics Co. Ltd. (Preference Shares)(20)	1,493,373
	Telecommunication Services - 0.1%
2,475	T-Mobile USA, Inc. (Preference Shares), 6.25%	61,801
The accompanying notes are an integral part of these financial statements.

49

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.1% - (continued)
	Telecommunication Services - 0.1% - (continued)
5,612	T-Mobile USA, Inc. (Preference Shares), 5.50%		$130,255
8,038	T-Mobile USA, Inc. (Preference Shares), 5.50%		185,356
			377,412
	Utilities - 0.1%
15,450	DTE Energy Co. Series H, 6.25%*(7)		388,413
5,029	PG&E Corp. Series A, 6.00%		206,692
1,669	Sempra (Preference Shares), 5.75%(7)		37,886
10,106	Southern Co. (Preference Shares), 6.50%(7)		260,836
			893,827
	Total Preferred Stocks (cost $5,532,455)		$6,353,419
	Total Long-Term Investments (cost $602,881,203)		$621,354,155
SHORT-TERM INVESTMENTS - 4.7%
	Repurchase Agreements - 0.3%
$ 1,850,818	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2025 at 4.15%, due on 11/03/2025 with a maturity value of $1,851,458; collateralized by U.S. Treasury Note at 4.63%, maturing 02/15/2035, with a market value of $1,888,003		$1,850,818
	Securities Lending Collateral - 2.7%
15,298,862	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(21)		15,298,862
	U.S. Treasury Securities - 1.7%
	U.S. Treasury Bills - 1.7%
9,000,000	3.79%, 01/06/2026(22)		8,939,102
490,000	3.87%, 12/04/2025(22)		488,232
			9,427,334
	Total Short-Term Investments (cost $26,575,361)		$26,577,014
	Total Investments Excluding Purchased Options (cost $629,456,564)	113.9%	$647,931,169
	Total Purchased Options (cost $36,978)	0.0%	$32,270
	Total Investments (cost $629,493,542)	113.9%	$647,963,439
	Other Assets and Liabilities	(13.9)%	(78,825,832)
	Net Assets	100.0%	$569,137,607
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$158,689,246, representing 27.9% of net assets.

(2)	Investment valued using significant unobservable inputs.
(3)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Security is a zero-coupon bond.
(6)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2025, the aggregate value of these securities was $57,482,455, representing 10.1% of net assets.

(7)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(8)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(11)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.

50

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2025

(12)
This security, or a portion of this security, has unfunded loan commitments. As of
October 31, 2025, the aggregate value of the unfunded commitment was $11,672, which represents to 0.0% of total net assets.

(13)	Securities disclosed are interest-only strips.
(14)	Perpetual security with no stated maturity date.
(15)	Represents or includes a TBA transaction.
(16)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of October 31, 2025, the market value of securities pledged was $7,834,111.
(17)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of October 31, 2025, the market value of securities pledged was $17,975.
(18)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of October 31, 2025, the market value of securities pledged was $3,632,671.
(19)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(20)	Currently no rate available.
(21)	Current yield as of period end.
(22)	The rate shown represents current yield to maturity.

OTC Swaptions Outstanding at October 31, 2025
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Call
10 Year Interest Rate Swap Option*	BNP	4.13%	Pay	07/31/2028	USD	350,000	$18,297	$18,489	$(192)
Put
10 Year Interest Rate Swap Option*	BNP	4.13%	Pay	07/31/2028	USD	350,000	$13,973	$18,489	$(4,516)
Total purchased OTC swaption contracts							$32,270	$36,978	$(4,708)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at October 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	124	12/15/2025	$9,217,745	$4,271
Canadian 10-Year Bond Future	39	12/18/2025	3,413,525	71,052
Hang Seng Index Future	7	11/27/2025	1,166,899	(22,236)
Long Gilt Future	36	12/29/2025	4,427,588	147,283
MSCI Emerging Markets Index Future	20	12/19/2025	1,407,600	45,005
MSCI Singapore Index Future	4	11/27/2025	137,093	115
S&P 500 (E-Mini) Future	104	12/19/2025	35,744,800	845,094
S&P TSX 60 Future	1	12/18/2025	254,052	7,166
TOPIX Future	24	12/11/2025	5,192,135	234,416
U.S. Treasury 2-Year Note Future	167	12/31/2025	34,776,445	(82,759)
U.S. Treasury 5-Year Note Future	258	12/31/2025	28,176,422	(117,576)
U.S. Treasury 10-Year Note Future	617	12/19/2025	69,518,547	7,466
U.S. Treasury 10-Year Ultra Future	38	12/19/2025	4,388,406	(13,226)
U.S. Treasury Long Bond Future	213	12/19/2025	24,987,563	458,572
U.S. Treasury Ultra Bond Future	86	12/19/2025	10,430,188	370,740
Total				$1,955,383
Short position contracts:
CAC 40 Index Future	(4)	11/21/2025	$(374,934)	$4,473
DAX Index Future	(1)	12/19/2025	(692,570)	11,826
Euro BUXL 30-Year Bond Future	(2)	12/08/2025	(267,691)	(6,964)
Euro-BOBL Future	(152)	12/08/2025	(20,719,484)	(84,434)
Euro-BUND Future	(104)	12/08/2025	(15,510,705)	(72,272)
Euro-Schatz Future	(2)	12/08/2025	(246,851)	(232)
FTSE 100 Index Future	(17)	12/19/2025	(2,176,564)	(101,958)
IBEX 35 Index Future	(4)	11/21/2025	(737,761)	(20,974)
SPI 200 Future	(5)	12/18/2025	(727,254)	253
The accompanying notes are an integral part of these financial statements.

51

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2025

Futures Contracts Outstanding at October 31, 2025 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
Stockholm OMXS30 Index Future	(7)	11/21/2025	$(204,100)	$(2,059)
Total				$(272,341)
Total futures contracts				$1,683,042

TBA Sale Commitments Outstanding at October 31, 2025
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 4.50%	$1,340,000	11/20/2055	$(1,307,614)	$(400)
Uniform Mortgage-Backed Security, 2.00%	3,715,000	10/01/2055	(3,014,111)	(26,121)
Uniform Mortgage-Backed Security, 2.00%	3,715,000	11/01/2055	(3,011,927)	(1,737)
Uniform Mortgage-Backed Security, 2.50%	1,850,000	11/01/2040	(1,739,970)	5,461
Uniform Mortgage-Backed Security, 2.50%	2,270,000	11/01/2055	(1,926,927)	14,468
Uniform Mortgage-Backed Security, 2.50%	2,855,000	12/01/2055	(2,423,737)	26,134
Uniform Mortgage-Backed Security, 3.00%	3,070,000	10/01/2055	(2,720,787)	(17,394)
Uniform Mortgage-Backed Security, 3.00%	3,070,000	11/01/2055	(2,719,828)	(8,514)
Uniform Mortgage-Backed Security, 3.50%	425,000	10/01/2055	(391,963)	(3,121)
Uniform Mortgage-Backed Security, 3.50%	425,000	11/01/2055	(391,791)	(2,269)
Uniform Mortgage-Backed Security, 4.00%	3,475,000	11/01/2055	(3,296,759)	(16,245)
Uniform Mortgage-Backed Security, 4.50%	2,372,000	11/01/2055	(2,311,802)	7,109
Uniform Mortgage-Backed Security, 4.50%	2,677,000	12/01/2055	(2,607,911)	10,939
Uniform Mortgage-Backed Security, 5.00%	1,930,000	11/01/2055	(1,920,132)	4,829
Uniform Mortgage-Backed Security, 5.00%	2,495,000	12/01/2055	(2,480,586)	11,198
Uniform Mortgage-Backed Security, 6.50%	2,470,000	11/01/2054	(2,557,647)	(2,259)
Uniform Mortgage-Backed Security, 6.50%	3,500,000	10/01/2054	(3,618,540)	5,172
Total TBA sale commitments (proceeds receivable $38,449,282)			$(38,442,032)	$7,250
At October 31, 2025, the aggregate market value of TBA Sale Commitments represents (6.8)% of total net assets.

OTC Total Return Swap Contracts Outstanding at October 31, 2025
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
S&P 500 Consumer Discretionary Index	NOM	USD	379	4.64%	11/05/2025	At Maturity	$—	$—	$(30,470)	$(30,470)
S&P 500 Consumer Staples Index	NOM	USD	671	(4.69% )	11/05/2025	At Maturity	—	—	(24,402)	(24,402)
S&P 500 Financials Index	NOM	USD	473	4.64%	11/05/2025	At Maturity	—	—	23,504	23,504
S&P 500 Materials Index	NOM	USD	722	4.64%	11/05/2025	At Maturity	—	—	44,100	44,100
S&P 500 Telecommunication Services Index	NOM	USD	633	(4.69% )	11/05/2025	At Maturity	—	—	19,238	19,238
S&P 500 Utilities Sector Total Return Index	NOM	USD	487	(4.69% )	11/05/2025	At Maturity	—	—	(1,046)	(1,046)
Total OTC total return swap contracts							$—	$—	$30,924	$30,924

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S43.V1	USD	125,000	(1.00%)	06/20/2030	Quarterly	$2,347	$—	$1,101	$(1,246)
CDX.NA.HY.S45.V1	USD	29,445,000	(5.00%)	12/20/2030	Quarterly	—	(2,195,880)	(2,294,436)	(98,556)
ITRAXX-XOVER S43.V1	EUR	685,729	(5.00%)	06/20/2030	Quarterly	—	(69,426)	(86,802)	(17,376)
Total						$2,347	$(2,265,306)	$(2,380,137)	$(117,178)
The accompanying notes are an integral part of these financial statements.

52

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2025

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2025 – (continued)
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices – (continued):
Sell protection:
CDX.EM.S44.V1	USD	3,190,000	1.00%	12/20/2030	Quarterly	$—	$(71,115)	$(48,256)	$22,859
ITRAXX-XOVER S44.V1	EUR	11,010,000	5.00%	12/20/2030	Quarterly	1,338,689	—	1,390,714	52,025
Total						$1,338,689	$(71,115)	$1,342,458	$74,884
Credit default swaps on single-name issues:
Buy protection:
Barclays PLC	EUR	780,000	(1.00%)	12/20/2029	Quarterly	$3,683	$—	$(3,776)	$(7,459)
Societe Generale SA	EUR	105,000	(1.00%)	06/20/2030	Quarterly	1,441	—	(1,280)	(2,721)
Total						$5,124	$—	$(5,056)	$(10,180)
Sell protection:
Danske Bank AS (A-)	EUR	775,000	1.00%	12/20/2029	Quarterly	$—	$(1,680)	$16,334	$18,014
Lloyds Banking Group PLC (BB-)	EUR	100,000	1.00%	06/20/2030	Quarterly	—	(1,122)	329	1,451
Total						$—	$(2,802)	$16,663	$19,465
Total						$5,124	$(2,802)	$11,607	$9,285
Total centrally cleared credit default swap contracts						$1,346,160	$(2,339,223)	$(1,026,072)	$(33,009)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at October 31, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.88% Fixed	12 Mo. USD SOFR	USD	950,000	05/31/2029	Annual	$—	$—	$(14,598)	$(14,598)
4.16% Fixed	12 Mo. USD SOFR	USD	6,520,000	03/19/2045	Annual	—	(12,307)	(154,117)	(141,810)
3.59% Fixed	12 Mo. USD SOFR	USD	5,446,000	09/20/2053	Annual	—	(14,633)	355,479	370,112
Total centrally cleared interest rate swaps contracts						$—	$(26,940)	$186,764	$213,704

Foreign Currency Contracts Outstanding at October 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,538,000	BRL	275,991	USD	GSC	12/02/2025	$7,572
2,155,000	BRL	397,046	USD	CBK	12/02/2025	274
694,000,000	COP	174,720	USD	CBK	12/17/2025	4,142
29,459	EUR	34,000	USD	BCLY	11/28/2025	9
29,451	EUR	34,000	USD	BOA	11/28/2025	1
25,700	EUR	30,019	USD	MSC	11/28/2025	(349)
555,000	EUR	641,701	USD	BMO	12/17/2025	(231)
38,000	EUR	44,319	USD	JPM	12/17/2025	(399)
114,000	EUR	135,632	USD	DEUT	12/17/2025	(3,871)
182,000	EUR	214,595	USD	CBK	12/17/2025	(4,238)
197,000	EUR	232,063	USD	BCLY	12/17/2025	(4,370)
263,000	EUR	313,206	USD	CIBC	12/17/2025	(9,229)
346,000	EUR	410,170	USD	UBS	12/17/2025	(10,263)
4,200	GBP	5,594	USD	BCLY	11/28/2025	(76)
64,181,000	HUF	189,224	USD	BCLY	12/17/2025	962
746,000,000	IDR	45,106	USD	CBK	12/17/2025	(269)
1,110,000	INR	12,445	USD	BOA	12/17/2025	28
32,539,000	INR	367,407	USD	MSC	12/17/2025	(1,768)
10,368,000	MXN	551,850	USD	WFB	12/17/2025	3,407
40,000	PHP	685	USD	MSC	12/17/2025	(6)
20,000	PLN	5,479	USD	MSC	12/17/2025	(66)
30,000	PLN	8,202	USD	BOA	12/17/2025	(82)
1,365,000	RON	312,837	USD	GSC	12/17/2025	(4,177)
6,000	SGD	4,717	USD	CBK	12/17/2025	(91)
8,325,000	TRY	184,743	USD	GSC	12/17/2025	5,581
The accompanying notes are an integral part of these financial statements.

53

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2025

Foreign Currency Contracts Outstanding at October 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,794,211	USD	2,715,000	AUD	BOA	11/06/2025	$17,645
559,405	USD	780,000	CAD	BOA	11/06/2025	3,105
561,076	USD	445,000	CHF	BOA	11/06/2025	7,669
217,263	USD	209,342,000	CLP	JPM	12/17/2025	(4,869)
65,901	USD	466,000	CNH	WFB	12/17/2025	267
32,950	USD	233,000	CNH	UBS	12/17/2025	133
32,950	USD	233,000	CNH	HSBC	12/17/2025	132
198,871	USD	4,130,000	CZK	GSC	12/17/2025	3,005
1,797,164	USD	1,528,000	EUR	BOA	11/06/2025	35,236
13,169,800	USD	11,327,217	EUR	JPM	11/28/2025	92,795
5,953,867	USD	5,118,800	EUR	DEUT	11/28/2025	44,333
67,163	USD	58,113	EUR	SSG	11/28/2025	73
14,934,290	USD	12,679,000	EUR	DEUT	12/17/2025	279,869
249,545	USD	213,000	EUR	CAG	12/17/2025	3,359
182,765	USD	156,000	EUR	JPM	12/17/2025	2,460
157,243	USD	134,000	EUR	SSG	12/17/2025	2,365
117,789	USD	100,000	EUR	ANZ	12/17/2025	2,209
90,791	USD	77,000	EUR	CBA	12/17/2025	1,794
126,541	USD	109,000	EUR	RBS	12/17/2025	559
24,502	USD	21,000	EUR	CBK	12/17/2025	230
2,353	USD	2,000	EUR	SCB	12/17/2025	41
1,181	USD	1,000	EUR	TDB	12/17/2025	25
1,793,350	USD	1,333,000	GBP	BOA	11/06/2025	42,162
1,606,231	USD	1,205,900	GBP	BCLY	11/28/2025	21,942
14,847	USD	11,300	GBP	SSG	11/28/2025	2
638,370	USD	472,000	GBP	GSC	12/17/2025	18,272
176,733	USD	59,600,000	HUF	BCLY	12/17/2025	121
25,494	USD	430,000,000	IDR	MSC	12/17/2025	(351)
1,178,606	USD	173,000,000	JPY	SCB	11/06/2025	55,348
122,078	USD	2,257,000	MXN	GSC	12/17/2025	1,204
19,032	USD	80,000	MYR	SCB	12/17/2025	(100)
732,131	USD	3,077,000	MYR	BNP	12/17/2025	(3,734)
1,799,333	USD	17,900,000	NOK	GSC	11/06/2025	32,177
63,010	USD	220,000	PEN	MSC	12/17/2025	(2,244)
62,951	USD	220,000	PEN	UBS	12/17/2025	(2,303)
83,922	USD	292,000	PEN	BOA	12/17/2025	(2,688)
113,762	USD	400,000	PEN	GSC	12/17/2025	(4,881)
301,589	USD	17,250,000	PHP	DEUT	12/17/2025	8,789
14,897	USD	65,000	RON	BCLY	12/17/2025	199
563,108	USD	5,270,000	SEK	BOA	11/06/2025	8,154
656,153	USD	20,800,000	THB	BCLY	12/17/2025	10,394
206,917	USD	6,527,000	THB	CBK	12/17/2025	4,279
59,447	USD	2,400,000	UYU	DEUT	12/17/2025	(568)
47,265	USD	830,000	ZAR	BCLY	12/17/2025	(450)
Total foreign currency contracts						$660,650

Foreign Cross Currency Contracts Outstanding at October 31, 2025
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	242,384	BNP	11/28/2025	GBP	241,079	$1,306
EUR	125,720	SSG	11/28/2025	GBP	126,123	(403)
Total foreign cross currency contracts						$903
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

54

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
October 31, 2025

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$68,122,013	$—	$67,043,161	$1,078,852
Convertible Bonds	27,916,010	—	27,916,010	—
Corporate Bonds	112,353,155	—	112,353,155	—
Foreign Government Obligations	23,202,808	—	23,202,808	—
Municipal Bonds	901,320	—	901,320	—
Senior Floating Rate Interests	37,102,475	—	37,102,475	—
U.S. Government Agencies	89,281,639	68,101	89,213,538	—
U.S. Government Securities	53,217,698	—	53,217,698	—
Common Stocks	141,720,119	78,559,725	63,160,394	—
Equity Linked Securities	61,183,499	—	61,183,499	—
Preferred Stocks	6,353,419	3,505,478	2,847,941	—
Short-Term Investments	26,577,014	15,298,862	11,278,152	—
Purchased Options	32,270	—	32,270	—
Foreign Currency Contracts(2)	723,629	—	723,629	—
Futures Contracts(2)	2,207,732	2,207,732	—	—
Swaps - Credit Default(2)	94,349	—	94,349	—
Swaps - Interest Rate(2)	370,112	—	370,112	—
Swaps- Total Return(2)	86,842	—	86,842	—
Total	$651,446,103	$99,639,898	$550,727,353	$1,078,852
Liabilities
Foreign Currency Contracts(2)	$(62,076)	$—	$(62,076)	$—
Futures Contracts(2)	(524,690)	(524,690)	—	—
Swaps - Credit Default(2)	(127,358)	—	(127,358)	—
Swaps - Interest Rate(2)	(156,408)	—	(156,408)	—
Swaps - Total Return(2)	(55,918)	—	(55,918)	—
TBA Sale Commitments	(38,442,032)	—	(38,442,032)	—
Total	$(39,368,482)	$(524,690)	$(38,843,792)	$—

(1)
For the year ended October 31, 2025, investments valued at $1,172,599 were transferred out of Level 3 due to the availability of active market prices which has been determined to be significant observable input. There were no transfers into Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

55

Hartford Real Asset Fund (Consolidated)
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.8%
	Brazil - 2.3%
	Brazil Notas do Tesouro Nacional
BRL 7,033,573	6.00%, 05/15/2035(1)	$1,180,749
1,496,117	6.00%, 05/15/2045(1)	241,986
		1,422,735
	South Africa - 0.5%
	Republic of South Africa Government Bond CPI-Linked
ZAR 3,091,697	2.50%, 03/31/2046(1)	123,305
3,139,136	3.45%, 12/07/2033(1)	162,857
		286,162
	Total Foreign Government Obligations (cost $1,740,636)	$1,708,897
U.S. GOVERNMENT SECURITIES - 32.7%
	U.S. Treasury Securities - 32.7%
	U.S. Treasury Inflation-Indexed Bonds - 3.7%
$ 262,873	1.75%, 01/15/2028(1)	$266,001
955,784	2.38%, 01/15/2027(1)	968,116
256,501	2.50%, 01/15/2029(1)	266,700
118,628	3.38%, 04/15/2032(1)	132,270
280,403	3.63%, 04/15/2028(1)	296,449
315,288	3.88%, 04/15/2029(1)	342,708
		2,272,244
	U.S. Treasury Inflation-Indexed Notes - 29.0%
705,614	0.13%, 04/15/2027(1)	693,648
642,140	0.13%, 01/15/2030(1)	611,744
707,549	0.13%, 07/15/2030(1)	671,358
734,214	0.13%, 01/15/2031(1)	688,366
743,326	0.13%, 07/15/2031(1)	692,954
812,198	0.13%, 01/15/2032(1)	746,779
569,894	0.25%, 07/15/2029(1)	551,349
569,951	0.38%, 01/15/2027(1)	563,926
629,038	0.38%, 07/15/2027(1)	622,979
650,083	0.50%, 01/15/2028(1)	640,316
841,787	0.63%, 07/15/2032(1)	795,660
574,290	0.75%, 07/15/2028(1)	569,471
487,517	0.88%, 01/15/2029(1)	482,143
831,953	1.13%, 01/15/2033(1)	805,248
707,400	1.25%, 04/15/2028(1)	707,377
815,980	1.38%, 07/15/2033(1)	802,825
716,288	1.63%, 10/15/2027(1)	724,828
772,147	1.63%, 10/15/2029(1)	784,881
798,847	1.63%, 04/15/2030(1)	808,578
853,627	1.75%, 01/15/2034(1)	856,822
887,855	1.88%, 07/15/2034(1)	900,302
660,810	1.88%, 07/15/2035(1)	666,237
743,604	2.13%, 04/15/2029(1)	764,404
934,106	2.13%, 01/15/2035(1)	961,036
724,477	2.38%, 10/15/2028(1)	751,023
		17,864,254
	Total U.S. Government Securities (cost $19,644,557)	$20,136,498
COMMON STOCKS - 48.9%
	Consumer Services - 0.3%
340	Hilton Worldwide Holdings, Inc.	$87,366
350	Marriott International, Inc. Class A	91,203
		178,569
	Consumer Staples Distribution & Retail - 0.2%
3,470	Andersons, Inc.	160,696
Shares or Principal Amount		Market Value†
COMMON STOCKS - 48.9% - (continued)
	Energy - 11.3%
2,970	Cameco Corp.(2)	$303,533
1,097	Core Natural Resources, Inc.	86,663
5,467	Coterra Energy, Inc.	129,349
1,736	EOG Resources, Inc.	183,738
741	EQT Corp.	39,703
35,756	Equinor ASA	856,402
6,234	Excelerate Energy, Inc. Class A	161,523
11,073	Exxon Mobil Corp.	1,266,308
6,767	Galp Energia SGPS SA	135,956
154,778	Gazprom PJSC*(3)	—
2,717	LUKOIL PJSC ADR*(3)	—
200	Novatek PJSC GDR*(3)	—
5,931	Ovintiv, Inc.	222,472
27,992	Petroleo Brasileiro SA - Petrobras ADR	325,827
22,194	Shell PLC ADR	1,662,774
16,900	Surgutneftegas PJSC ADR*(3)	—
2,616	Targa Resources Corp.	402,969
15,189	TotalEnergies SE	948,326
55,910	Yancoal Australia Ltd.(2)	203,430
		6,928,973
	Equity Real Estate Investment Trusts (REITs) - 15.3%
3,371	American Assets Trust, Inc. REIT	64,401
796	American Tower Corp. REIT	142,468
12,672	Brixmor Property Group, Inc. REIT	331,500
2,442	Camden Property Trust REIT	242,930
6,729	CareTrust, Inc. REIT	233,160
5,382	Centerspace REIT	318,883
5,450	Charter Hall Group REIT	80,043
5,476	COPT Defense Properties REIT	154,259
2,518	Crown Castle, Inc. REIT	227,174
2,247	EPR Properties REIT(2)	110,148
420	Equinix, Inc. REIT	355,324
6,236	Equity Residential REIT	370,668
658	Essex Property Trust, Inc. REIT	165,665
51,926	Fibra Uno Administracion SA de CV REIT	75,352
1,432	Gaming & Leisure Properties, Inc. REIT	63,953
7,546	Highwoods Properties, Inc. REIT	216,042
23,237	Host Hotels & Resorts, Inc. REIT	372,257
140	Invincible Investment Corp. REIT	62,551
1,781	Iron Mountain, Inc. REIT	183,354
7,111	Kilroy Realty Corp. REIT	300,440
13,549	Kimco Realty Corp. REIT	279,922
7,045	Klepierre SA REIT	269,236
2,444	Mid-America Apartment Communities, Inc. REIT	313,394
4,653	Millrose Properties, Inc. Class A, REIT	149,873
260	Nippon Building Fund, Inc. REIT	239,907
9,298	Omega Healthcare Investors, Inc. REIT	390,795
384	Orix J, Inc. REIT	259,922
19,304	Piedmont Realty Trust, Inc. Class A, REIT	155,590
573	Public Storage REIT	159,615
18,674	Sabra Health Care, Inc. REIT	332,771
504	Sekisui House, Inc. REIT	259,393
3,167	Simon Property Group, Inc. REIT	556,632
1,777	SL Green Realty Corp. REIT(2)	91,249
32,188	Stockland REIT	133,077
12,266	Tanger, Inc. REIT	399,381
10,497	UDR, Inc. REIT	353,644
2,724	Unibail-Rodamco-Westfield REIT*	281,670
5,216	UNITE Group PLC REIT	38,907
2,912	Ventas, Inc. REIT	214,876
810	Welltower, Inc. REIT	146,642
The accompanying notes are an integral part of these financial statements.

56

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 48.9% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 15.3% - (continued)
8,528	Wereldhave NV REIT	$181,136
30,586	Workspace Group PLC REIT	167,956
		9,446,160
	Food, Beverage & Tobacco - 2.5%
13,122	Archer-Daniels-Midland Co.	794,275
4,666	Fresh Del Monte Produce, Inc.	164,943
2,595	General Mills, Inc.	120,953
4,025	Ingredion, Inc.	464,525
		1,544,696
	Materials - 11.7%
2,433	Albemarle Corp.	238,994
63,533	Alrosa PJSC*(3)	—
6,136	ArcelorMittal SA	234,248
8,704	Barrick Mining Corp.	285,717
5,620	CF Industries Holdings, Inc.	468,090
5,330	Corteva, Inc.	327,475
10,159	DPM Metals, Inc.	217,297
9,773	Endeavour Mining PLC	391,533
754	Franco-Nevada Corp.	140,844
2,996	Freeport-McMoRan, Inc.	124,933
9,985	Harmony Gold Mining Co. Ltd.	166,136
22,430	IAMGOLD Corp.*	259,715
3,593	Kinross Gold Corp.	83,565
1,301	MMC Norilsk Nickel PJSC ADR*(3)	—
16,289	Mosaic Co.	447,133
6,053	Newmont Corp.	490,111
2,176	Nucor Corp.	326,509
12,500	Nutrien Ltd.	680,814
108,030	Perseus Mining Ltd.	342,884
22,793	Regis Resources Ltd.	95,685
616	Reliance, Inc.	173,977
3,146	Rio Tinto PLC	226,795
6,116	SABIC Agri-Nutrients Co.	199,687
2,360	Steel Dynamics, Inc.	370,048
26,162	Wesdome Gold Mines Ltd.*	394,701
13,548	Yara International ASA	493,582
		7,180,473
	Real Estate Management & Development - 1.9%
304,100	Ayala Land, Inc.	102,724
47,590	CK Asset Holdings Ltd.	235,439
3,520	CTP NV(4)	73,403
61,194	Emaar Properties PJSC	236,799
18,662	Mitsui Fudosan Co. Ltd.	194,316
13,077	Savills PLC	173,167
18,791	Tokyu Fudosan Holdings Corp.	151,431
		1,167,279
	Telecommunication Services - 2.3%
19,706	KDDI Corp.	314,120
8,287	KT Corp. ADR	153,724
26,501	MTN Group Ltd.	264,758
5,202	Proximus SADP	44,684
6,767	Verizon Communications, Inc.	268,921
295,094	Vodafone Group PLC	357,233
		1,403,440
	Transportation - 0.3%
2,206	Knight-Swift Transportation Holdings, Inc.	99,535
558	Ryder System, Inc.	94,430
		193,965
	Utilities - 3.1%
97,940	A2A SpA	285,360
Shares or Principal Amount			Market Value†
COMMON STOCKS - 48.9% - (continued)
	Utilities - 3.1% - (continued)
7,409	Cia de Saneamento Basico do Estado de Sao Paulo SABESP		$181,550
3,560	Edison International		197,153
25,685	Enel SpA		259,823
13,761	Engie SA		322,186
2,655	Exelon Corp.		122,448
11,042	Italgas SpA		115,863
3,737	ONE Gas, Inc.		299,670
943	WEC Energy Group, Inc.		105,361
			1,889,414
	Total Common Stocks (cost $27,007,867)		$30,093,665
CLOSED END FUNDS - 0.4%
	Investment Company Securities - 0.4%
12,000	Sprott Physical Uranium Trust		$237,253
	Total Closed End Funds (cost $189,085)		$237,253
EXCHANGE-TRADED FUNDS - 0.2%
	Other Investment Pools & Funds - 0.2%
1,857	VanEck Agribusiness ETF (2)		$132,330
	Total Exchange-Traded Funds (cost $135,710)		$132,330
	Total Long-Term Investments (cost $48,717,855)		$52,308,643
SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 1.1%
$ 674,266	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2025 at 4.15%, due on 11/03/2025 with a maturity value of $674,499; collateralized by U.S. Treasury Note at 4.63%, maturing 02/15/2035, with a market value of $687,827		$674,266
	Securities Lending Collateral - 0.4%
264,259	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(5)		264,259
	Total Short-Term Investments (cost $938,525)		$938,525
	Total Investments (cost $49,656,380)	86.5%	$53,247,168
	Other Assets and Liabilities	13.5%	8,277,960
	Net Assets	100.0%	$61,525,128
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
The accompanying notes are an integral part of these financial statements.

57

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
October 31, 2025

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by Hartford Cayman Real Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of October 31, 2025, the Fund invested 21.1% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)	Investment valued using significant unobservable inputs.
(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of this security was
$73,403, representing 0.1% of net assets.

(5)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
California Carbon Allowance Vintage Future	12	12/24/2026	$404,880	$28,167
California Low Carbon Fuel Future	53	12/31/2026	325,950	20,967
Copper Future	3	03/27/2026	386,775	43,392
Cotton No. 2 Future	16	03/09/2026	533,840	(15,882)
Gas Oil Future	5	03/12/2026	331,750	11,115
Gasoline RBOB Future	9	02/27/2026	709,695	(623)
Gold 100oz Future	3	04/28/2026	1,217,700	(1,308)
Live Cattle Future	1	04/30/2026	90,690	(1,003)
LME Copper Future	2	11/17/2025	544,603	63,873
LME Copper Future	3	01/19/2026	816,663	73,502
LME Copper Future	5	03/16/2026	1,360,661	91,639
LME Copper Future	2	12/14/2026	540,150	46,985
LME Nickel Future	4	01/19/2026	364,931	(7,361)
LME Nickel Future	1	03/16/2026	91,893	(182)
LME Primary Aluminum Future	4	11/17/2025	287,853	34,136
LME Primary Aluminum Future	5	01/19/2026	360,802	31,584
LME Zinc Future	2	11/17/2025	156,249	21,903
LME Zinc Future	2	01/19/2026	153,345	13,592
LME Zinc Future	2	03/16/2026	152,375	8,712
Natural Gas Future	23	10/28/2026	984,400	11,539
SGX Iron ORE Future	49	11/28/2025	523,271	6,251
Soybean Future	4	01/14/2026	223,050	15,738
Soybean Future	13	03/13/2026	730,437	35,114
Soybean Oil Future	18	03/13/2026	535,896	(22,447)
U.K. Emissions Allowances Future	1	12/14/2026	77,219	1,808
Wheat Future	3	03/10/2026	34,018	(108)
White Sugar Future	2	02/13/2026	41,080	(319)
World Sugar No. 11 Future	3	02/27/2026	48,485	(5,410)
Total				$505,374
Short position contracts:
LME Copper Future	(2)	11/17/2025	$(544,603)	$(49,028)
LME Copper Future	(3)	01/19/2026	(816,663)	(71,099)
LME Copper Future	(1)	03/16/2026	(272,132)	(4,951)
LME Copper Future	(2)	12/14/2026	(540,150)	(75,257)
LME Nickel Future	(4)	01/19/2026	(364,931)	2,993
LME Nickel Future	(1)	03/16/2026	(91,893)	2,009
LME Primary Aluminum Future	(4)	11/17/2025	(287,853)	(25,567)
LME Primary Aluminum Future	(5)	01/19/2026	(360,802)	(17,393)
LME Zinc Future	(2)	11/17/2025	(156,249)	(21,283)
LME Zinc Future	(2)	01/19/2026	(153,345)	(9,558)
The accompanying notes are an integral part of these financial statements.

58

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
October 31, 2025

Futures Contracts Outstanding at October 31, 2025 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
LME Zinc Future	(2)	03/16/2026	$(152,375)	$(7,211)
Total				$(276,345)
Total futures contracts				$229,029

Foreign Currency Contracts Outstanding at October 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
7,533,000	MXN	406,790	USD	JPM	11/28/2025	$(2,512)
619,239	USD	3,342,000	BRL	GSC	11/04/2025	(1,140)
245,918	USD	1,333,000	BRL	SSG	11/04/2025	(1,528)
864,552	USD	4,675,000	BRL	UBS	12/02/2025	2,617
406,652	USD	7,533,000	MXN	UBS	11/28/2025	2,374
124,215	USD	2,157,000	ZAR	GSC	11/28/2025	43
Total foreign currency contracts						$(146)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Foreign Government Obligations	$1,708,897	$—	$1,708,897	$—
U.S. Government Securities	20,136,498	—	20,136,498	—
Common Stocks	30,093,665	21,666,460	8,427,205	—
Closed End Funds	237,253	237,253	—	—
Exchange-Traded Funds	132,330	132,330	—	—
Short-Term Investments	938,525	264,259	674,266	—
Foreign Currency Contracts(2)	5,034	—	5,034	—
Futures Contracts(2)	565,019	515,885	49,134	—
Total	$53,817,221	$22,816,187	$31,001,034	$—
Liabilities
Foreign Currency Contracts(2)	$(5,180)	$—	$(5,180)	$—
Futures Contracts(2)	(335,990)	(335,990)	—	—
Total	$(341,170)	$(335,990)	$(5,180)	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

59

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 9.7%
	United States - 9.7%
	Federal Home Loan Mortgage Corp. - 2.3%
$ 36,096	4.50%, 09/01/2052	$35,368
46,825	5.00%, 09/01/2052	46,811
74,693	5.00%, 11/01/2052	74,745
226,146	5.00%, 06/01/2055	225,060
610,000	5.00%, 11/01/2055	607,023
207,085	5.50%, 06/01/2053	211,538
71,783	5.50%, 01/01/2054	72,689
45,413	5.50%, 06/01/2054	45,887
186,352	5.50%, 08/01/2055	189,567
397,093	5.50%, 10/01/2055	404,475
3,333	6.00%, 01/01/2053	3,422
112,398	6.00%, 10/01/2053	115,066
238,714	6.00%, 10/01/2054	243,945
304,297	6.00%, 03/01/2055	313,331
USD889,534	6.00%, 04/01/2055	915,311
69,899	6.50%, 02/01/2054	72,395
		3,576,633
	Federal National Mortgage Association - 4.8%
16,375	4.50%, 06/01/2052	16,036
32,659	5.00%, 10/01/2052	32,702
89,319	5.00%, 04/01/2053	89,270
108,461	5.00%, 12/01/2053	108,178
384,757	5.00%, 09/01/2054	382,889
610,974	5.00%, 10/01/2054	608,078
194,860	5.00%, 06/01/2055	193,909
196,808	5.00%, 07/01/2055	195,862
82,907	5.50%, 01/01/2053	84,142
202,550	5.50%, 12/01/2053	205,154
257,576	5.50%, 01/01/2054	260,828
209,924	5.50%, 02/01/2054	212,472
300,999	5.50%, 03/01/2054	304,513
431,694	5.50%, 09/01/2054	436,474
523,265	5.50%, 10/01/2054	528,955
454,202	5.50%, 01/01/2055	458,947
258,925	5.50%, 05/01/2055	262,346
142,233	6.00%, 01/01/2053	146,224
95,631	6.00%, 02/01/2053	98,047
572,218	6.00%, 05/01/2054	588,624
324,787	6.00%, 08/01/2054	332,312
83,240	6.00%, 09/01/2054	85,115
1,256,368	6.00%, 11/01/2054	1,288,345
191,839	6.00%, 07/01/2055	196,221
30,511	6.50%, 10/01/2053	31,651
23,420	6.50%, 12/01/2053	24,245
6,364	6.50%, 02/01/2054	6,588
97,524	6.50%, 04/01/2054	100,962
		7,279,089
	Government National Mortgage Association - 2.6%
111,375	5.00%, 09/20/2053	111,230
473,725	5.00%, 10/20/2054	472,719
87,722	5.00%, 02/20/2055	87,540
133,470	5.00%, 05/20/2055	133,180
75,363	5.50%, 05/20/2053	76,496
84,065	5.50%, 06/20/2053	85,237
82,507	5.50%, 12/20/2053	83,544
403,644	5.50%, 01/20/2054	408,558
495,595	5.50%, 10/20/2054	500,167
486,848	5.50%, 01/20/2055	491,176
115,668	5.50%, 02/20/2055	116,678
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 9.7% - (continued)
	United States - 9.7% - (continued)
	Government National Mortgage Association - 2.6% - (continued)
$ 110,907	6.00%, 12/20/2052	$113,776
153,036	6.00%, 12/20/2053	156,523
31,027	6.00%, 05/20/2054	31,673
475,127	6.00%, 08/20/2054	484,494
596,962	6.00%, 09/20/2054	608,678
11,520	6.50%, 01/20/2054	11,899
		3,973,568
	Total U.S. Government Agencies (cost $14,599,157)	$14,829,290
COMMON STOCKS - 53.1%
	Australia - 0.6%
2,641	ANZ Group Holdings Ltd.	$63,256
901	BlueScope Steel Ltd.	13,480
776	CAR Group Ltd.	18,119
1,344	Commonwealth Bank of Australia	150,804
705	Macquarie Group Ltd.	100,557
5,654	Medibank Pvt Ltd.	18,045
2,449	National Australia Bank Ltd.	69,821
516	Rio Tinto Ltd.	44,802
1,004	Rio Tinto PLC	72,378
6,668	Santos Ltd.	27,540
9,246	South32 Ltd.	19,122
4,927	Stockland REIT	20,370
8,181	Telstra Group Ltd.	26,137
1,773	Wesfarmers Ltd.	97,313
6,401	Westpac Banking Corp.	161,974
2,543	Woodside Energy Group Ltd.	41,210
1,789	Woolworths Group Ltd.	33,238
		978,166
	Austria - 0.0%
564	Erste Group Bank AG	58,424
	Belgium - 0.1%
241	Ageas SA	15,949
1,332	Anheuser-Busch InBev SA	81,222
164	Groupe Bruxelles Lambert NV	14,414
		111,585
	Brazil - 0.4%
2,182	Banco BTG Pactual SA	19,801
805	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	19,755
336	Embraer SA ADR	21,665
2,544	Itau Unibanco Holding SA ADR	18,724
94	MercadoLibre, Inc.*	218,763
7,149	NU Holdings Ltd. Class A*	115,170
3,213	Petroleo Brasileiro SA - Petrobras ADR	37,399
4,347	Vale SA ADR	52,555
932	Wheaton Precious Metals Corp.	90,007
340	Yara International ASA	12,387
		606,226
	Canada - 1.2%
537	Agnico Eagle Mines Ltd.	86,369
836	Alimentation Couche-Tard, Inc.	42,487
614	AltaGas Ltd.	18,023
715	Bank of Montreal(1)	88,820
1,769	Bank of Nova Scotia	116,025
957	Barrick Mining Corp.	31,414
The accompanying notes are an integral part of these financial statements.

60

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.1% - (continued)
	Canada - 1.2% - (continued)
226	Cameco Corp.(1)	$23,097
1,293	Canadian Imperial Bank of Commerce	107,133
464	Canadian National Railway Co.	44,493
3,122	Canadian Natural Resources Ltd.	99,878
1,649	Canadian Pacific Kansas City Ltd.	118,665
103	Canadian Tire Corp. Ltd. Class A(1)	11,813
87	Celestica, Inc.*	29,952
41	Constellation Software, Inc.	107,899
145	Dollarama, Inc.	18,848
834	Enbridge, Inc.	38,889
10	Fairfax Financial Holdings Ltd.	16,235
1,003	Fortis, Inc.	50,416
191	iA Financial Corp., Inc.	22,546
1,287	Kinross Gold Corp.	29,933
429	Loblaw Cos. Ltd.	17,049
1,837	Manulife Financial Corp.	59,450
214	National Bank of Canada	23,909
292	Nutrien Ltd.	15,904
527	Open Text Corp.	20,219
1,082	Pembina Pipeline Corp.	40,933
614	Rogers Communications, Inc. Class B	24,030
592	Royal Bank of Canada(1)	86,727
1,248	Shopify, Inc. Class A*	216,986
537	Sun Life Financial, Inc.	32,663
1,618	Suncor Energy, Inc.	64,429
652	TC Energy Corp.	32,717
948	Toronto-Dominion Bank	77,838
2,528	Whitecap Resources, Inc.(1)	18,817
		1,834,606
	Chile - 0.0%
594	Antofagasta PLC	21,801
	China - 1.6%
14,900	Alibaba Group Holding Ltd.	317,053
1,400	ANTA Sports Products Ltd.	14,614
4,150	Baidu, Inc. Class A*	62,815
4,000	BOC Hong Kong Holdings Ltd.	19,655
11,200	BYD Co. Ltd. Class H	144,704
22,000	CGN Power Co. Ltd. Class H(2)	8,716
30,000	China Construction Bank Corp. Class H	29,701
5,500	China Hongqiao Group Ltd.	20,882
15,000	China Life Insurance Co. Ltd. Class H	47,302
6,000	China Mengniu Dairy Co. Ltd.	10,919
10,500	China Merchants Bank Co. Ltd. Class H	65,820
6,500	China Resources Land Ltd.	23,484
2,700	Contemporary Amperex Technology Co. Ltd. Class A	147,623
7,000	Geely Automobile Holdings Ltd.	16,606
23,000	Industrial & Commercial Bank of China Ltd. Class H	17,821
1,500	Innovent Biologics, Inc.*(2)	16,827
3,600	JD.com, Inc. Class A	59,436
1,700	Kuaishou Technology(2)	15,783
1,500	Li Auto, Inc. Class A*	15,566
1,000	Li Ning Co. Ltd.	2,174
4,400	Meituan Class B*(2)	57,916
3,200	NetEase, Inc.	89,794
2,800	Nongfu Spring Co. Ltd. Class H(2)	18,613
568	PDD Holdings, Inc. ADR*	76,606
8,000	PICC Property & Casualty Co. Ltd. Class H	18,900
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.1% - (continued)
	China - 1.6% - (continued)
4,000	Ping An Insurance Group Co. of China Ltd. Class H	$28,897
600	Pop Mart International Group Ltd.(2)	17,067
1,969	Prosus NV*	136,094
7,500	Tencent Holdings Ltd.	609,208
2,288	Tencent Music Entertainment Group ADR	51,068
400	Trip.com Group Ltd.	28,149
5,500	Wuxi Biologics Cayman, Inc.*(2)	25,653
22,800	Xiaomi Corp. Class B*(2)	126,492
1,400	XPeng, Inc. Class A*	16,310
1,304	Yum China Holdings, Inc.	56,411
6,000	Zijin Mining Group Co. Ltd. Class H	24,822
		2,439,501
	Denmark - 0.2%
406	DSV AS	86,644
2,996	Novo Nordisk AS Class B	147,498
658	Tryg AS	16,219
		250,361
	Finland - 0.0%
1,514	Sampo OYJ Class A	16,876
1,083	UPM-Kymmene OYJ(1)	29,059
		45,935
	France - 1.1%
474	Air Liquide SA	91,737
1,277	Airbus SE	314,871
1,679	AXA SA	72,849
1,224	BNP Paribas SA	94,809
235	Capgemini SE	36,154
1,172	Carrefour SA	17,652
270	Danone SA	23,846
141	Eiffage SA	17,350
826	Engie SA	19,339
377	EssilorLuxottica SA	138,064
32	Hermes International SCA	79,183
98	Kering SA	34,802
943	Legrand SA	162,845
213	L'Oreal SA	88,887
114	LVMH Moet Hennessy Louis Vuitton SE	80,578
1,394	Orange SA	22,299
285	Pernod Ricard SA	27,913
507	Safran SA	180,146
286	Societe Generale SA	18,138
1,290	TotalEnergies SE	80,541
167	Unibail-Rodamco-Westfield REIT*	17,268
577	Vinci SA	77,154
		1,696,425
	Germany - 1.2%
277	adidas AG	52,376
262	Allianz SE	105,282
1,574	BASF SE	77,664
956	Bayer AG	29,736
1,203	Bayerische Motoren Werke AG	112,173
667	Beiersdorf AG	70,711
650	Commerzbank AG	23,701
1,002	Deutsche Bank AG	35,872
66	Deutsche Boerse AG	16,714
1,701	Deutsche Post AG	78,155
3,320	Deutsche Telekom AG	102,838
953	E.ON SE	17,732
78	Heidelberg Materials AG	18,299
The accompanying notes are an integral part of these financial statements.

61

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.1% - (continued)
	Germany - 1.2% - (continued)
2,121	Infineon Technologies AG	$84,189
1,318	Mercedes-Benz Group AG	85,518
39	MTU Aero Engines AG	17,044
38	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	23,510
32	Rheinmetall AG	62,905
1,215	RWE AG	59,815
1,368	SAP SE	355,779
910	Siemens AG	257,891
434	Siemens Energy AG*	54,070
518	Vonovia SE	15,569
		1,757,543
	Greece - 0.0%
4,516	Alpha Bank SA	17,704
380	OPAP SA	7,862
		25,566
	Hong Kong - 0.3%
11,000	AIA Group Ltd.	107,038
2,500	CK Asset Holdings Ltd.	12,368
3,500	CLP Holdings Ltd.	29,853
1,500	Hang Seng Bank Ltd.	29,243
2,000	Hong Kong Exchanges & Clearing Ltd.	109,006
3,700	Link REIT	19,268
4,500	MTR Corp. Ltd.(1)	16,509
3,000	Power Assets Holdings Ltd.	19,058
4,691	Prudential PLC	65,243
3,000	Sun Hung Kai Properties Ltd.	36,506
6,500	Techtronic Industries Co. Ltd.	75,816
		519,908
	India - 0.7%
945	Axis Bank Ltd. GDR(3)	64,732
1,216	Dr. Reddy's Laboratories Ltd. ADR	16,161
801	GAIL India Ltd. GDR(3)	9,692
7,637	HDFC Bank Ltd. ADR	276,612
7,082	ICICI Bank Ltd. ADR	214,584
6,912	Infosys Ltd. ADR(1)	114,532
1,388	Larsen & Toubro Ltd. GDR(3)	62,529
1,972	Mahindra & Mahindra Ltd.	77,437
1,867	Mahindra & Mahindra Ltd. GDR(3)	74,120
1,542	Reliance Industries Ltd. GDR(2)	102,235
5,563	Wipro Ltd. ADR(1)	14,631
		1,027,265
	Indonesia - 0.1%
192,300	Bank Central Asia Tbk. PT	98,456
57,500	Bank Mandiri Persero Tbk. PT	16,291
67,600	Bank Rakyat Indonesia Persero Tbk. PT	16,171
9,000	Indofood Sukses Makmur Tbk. PT	4,005
		134,923
	Italy - 0.4%
1,247	Banco BPM SpA	18,168
1,647	BPER Banca SpA	19,734
9,006	Enel SpA	91,103
3,350	Eni SpA	61,772
37	Ferrari NV	14,817
1,256	FinecoBank Banca Fineco SpA	28,738
57,090	Intesa Sanpaolo SpA	367,964
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.1% - (continued)
	Italy - 0.4% - (continued)
306	Leonardo SpA	$18,003
1,738	Terna - Rete Elettrica Nazionale	17,822
224	UniCredit SpA	16,586
		654,707
	Japan - 2.7%
400	Advantest Corp.	59,898
500	Aeon Co. Ltd.	7,908
600	Ajinomoto Co., Inc.	17,017
4,000	Astellas Pharma, Inc.	41,870
1,600	Bridgestone Corp.	69,848
600	Canon, Inc.(1)	17,231
400	Chugai Pharmaceutical Co. Ltd.	18,307
2,200	Daiichi Sankyo Co. Ltd.	52,554
300	Daikin Industries Ltd.	34,854
100	Disco Corp.	33,208
1,900	FANUC Corp.	63,406
200	Fast Retailing Co. Ltd.	73,424
300	Fujikura Ltd.	40,852
500	Hankyu Hanshin Holdings, Inc.	13,427
8,100	Hitachi Ltd.	276,688
7,200	Honda Motor Co. Ltd.	72,772
900	Hoya Corp.	146,189
1,400	IHI Corp.	28,986
1,800	ITOCHU Corp.	104,262
1,600	Japan Tobacco, Inc.	55,733
1,000	Kao Corp.	42,320
4,600	KDDI Corp.	73,326
200	Keyence Corp.	74,227
1,600	Kirin Holdings Co. Ltd.	22,500
4,900	Mitsubishi Corp.	117,662
1,800	Mitsubishi HC Capital, Inc.	14,081
6,700	Mitsubishi Heavy Industries Ltd.	202,271
16,400	Mitsubishi UFJ Financial Group, Inc.	247,726
3,900	Mitsui & Co. Ltd.	95,907
1,600	Mitsui Fudosan Co. Ltd.	16,660
500	Mitsui OSK Lines Ltd.(1)	14,856
800	Mizuho Financial Group, Inc.	26,796
2,400	Murata Manufacturing Co. Ltd.	51,746
2,000	NIDEC Corp.(1)	24,334
1,100	Nintendo Co. Ltd.	93,819
46,700	NTT, Inc.	48,066
2,400	ORIX Corp.	58,709
900	Otsuka Holdings Co. Ltd.	48,982
2,800	Rakuten Group, Inc.*	18,318
3,300	Recruit Holdings Co. Ltd.	163,640
500	Ryohin Keikaku Co. Ltd.	10,282
300	Sanrio Co. Ltd.	13,883
400	SBI Holdings, Inc.	17,875
3,500	Seven & i Holdings Co. Ltd.	44,519
100	Shimano, Inc.	10,477
2,300	Shin-Etsu Chemical Co. Ltd.	69,136
11,200	SoftBank Corp.	15,915
1,800	SoftBank Group Corp.	315,843
5,000	Sony Financial Group, Inc.*	5,042
9,900	Sony Group Corp.	275,711
5,100	Sumitomo Mitsui Financial Group, Inc.	138,076
2,800	Takeda Pharmaceutical Co. Ltd.	75,565
2,900	Tokio Marine Holdings, Inc.	108,150
400	Tokyo Electron Ltd.	88,188
The accompanying notes are an integral part of these financial statements.

62

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.1% - (continued)
	Japan - 2.7% - (continued)
200	Toyota Industries Corp.	$21,740
8,200	Toyota Motor Corp.	167,174
800	West Japan Railway Co.	16,442
		4,078,398
	Malaysia - 0.1%
9,900	CIMB Group Holdings Bhd.	17,229
1,300	Hong Leong Bank Bhd.	6,379
12,400	Malayan Banking Bhd.	29,224
27,000	Public Bank Bhd.	27,182
3,600	RHB Bank Bhd.	5,820
		85,834
	Mexico - 0.1%
20,421	America Movil SAB de CV Series B	23,292
1,945	Grupo Financiero Banorte SAB de CV Class O	18,305
6,393	Grupo Mexico SAB de CV Series B	55,271
183	Southern Copper Corp.	25,400
5,976	Wal-Mart de Mexico SAB de CV	19,756
		142,024
	Mongolia - 0.0%
3,000	Galaxy Entertainment Group Ltd.	14,947
	Netherlands - 0.6%
10	Adyen NV*(2)	17,135
103	Argenx SE*	83,771
489	ASML Holding NV	517,024
4,659	ING Groep NV	116,334
465	Koninklijke Ahold Delhaize NV	19,033
3,716	Koninklijke KPN NV	17,195
250	NN Group NV	17,109
305	NXP Semiconductors NV	63,781
		851,382
	Norway - 0.1%
2,973	DNB Bank ASA	75,887
4,679	Equinor ASA	112,068
		187,955
	Peru - 0.0%
74	Credicorp Ltd.	19,314
	Philippines - 0.0%
3,630	SM Investments Corp.	44,966
	Singapore - 0.4%
8,110	DBS Group Holdings Ltd.	335,774
3,000	Keppel Ltd.	23,461
2,100	Oversea-Chinese Banking Corp. Ltd.	27,471
656	Sea Ltd. ADR*	102,500
15,800	Singapore Telecommunications Ltd.	51,572
1,300	STMicroelectronics NV	31,923
1,700	United Overseas Bank Ltd.	45,216
		617,917
	South Africa - 0.2%
1,744	Absa Group Ltd.	19,487
1,895	Anglo American PLC	71,693
692	Bid Corp. Ltd.	17,119
10,365	FirstRand Ltd.	49,191
528	Gold Fields Ltd.	20,358
1,173	Harmony Gold Mining Co. Ltd.	19,517
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.1% - (continued)
	South Africa - 0.2% - (continued)
695	Naspers Ltd. Class N	$48,814
1,032	Remgro Ltd.	10,236
303	Valterra Platinum Ltd.	18,509
		274,924
	South Korea - 0.6%
77	Alteogen, Inc.*	26,330
140	Celltrion, Inc.	17,232
382	Doosan Enerbility Co. Ltd.*	23,642
585	Hana Financial Group, Inc.	35,046
68	Hanwha Aerospace Co. Ltd.	46,643
111	Hyundai Motor Co.	22,510
1,179	Kia Corp.	98,893
230	NAVER Corp.	43,106
90	POSCO Holdings, Inc.	19,574
4,222	Samsung Electronics Co. Ltd.	317,816
1,172	Samsung Heavy Industries Co. Ltd.*	24,308
897	Shinhan Financial Group Co. Ltd.	46,072
579	SK Hynix, Inc.	225,285
		946,457
	Spain - 0.6%
16,620	Banco Bilbao Vizcaya Argentaria SA(1)	334,828
4,470	Banco de Sabadell SA	16,757
18,473	Banco Santander SA(1)	188,243
1,715	CaixaBank SA	18,127
13,340	Iberdrola SA	270,352
1,529	Industria de Diseno Textil SA(1)	84,432
		912,739
	Sweden - 0.3%
534	AddTech AB Class B	17,991
493	Assa Abloy AB Class B	18,578
5,317	Atlas Copco AB Class A	89,092
584	Boliden AB*	26,188
652	Essity AB Class B	17,909
194	Evolution AB(2)	12,926
3,554	Investor AB Class B	117,022
307	Saab AB Class B	16,893
930	Skandinaviska Enskilda Banken AB Class A	17,753
699	Skanska AB Class B	19,035
606	Swedbank AB Class A	18,399
1,003	Tele2 AB Class B	15,934
1,983	Volvo AB Class B	54,324
		442,044
	Switzerland - 0.8%
2,368	ABB Ltd.	176,055
85	Baloise Holding AG	21,109
4	Chocoladefabriken Lindt & Spruengli AG	61,489
1,024	Cie Financiere Richemont SA Class A	202,553
70	Geberit AG	51,172
12	Givaudan SA	49,160
100	Lonza Group AG	69,053
37	Partners Group Holding AG	45,311
459	Sika AG	89,958
16	Swiss Life Holding AG	17,367
1,001	TE Connectivity PLC	247,257
The accompanying notes are an integral part of these financial statements.

63

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.1% - (continued)
	Switzerland - 0.8% - (continued)
3,332	UBS Group AG	$127,500
80	Zurich Insurance Group AG	55,638
		1,213,622
	Taiwan - 1.4%
1,000	Accton Technology Corp.	34,777
1,000	Asustek Computer, Inc.	22,591
8,000	Cathay Financial Holding Co. Ltd.	16,602
777	Chunghwa Telecom Co. Ltd. ADR	33,085
15,000	CTBC Financial Holding Co. Ltd.	20,371
1,000	Delta Electronics, Inc.	32,164
16,000	E.Sun Financial Holding Co. Ltd.	15,455
19,000	First Financial Holding Co. Ltd.	17,624
7,175	Fubon Financial Holding Co. Ltd.	21,235
8,882	Hon Hai Precision Industry Co. Ltd. GDR(3)	146,939
4,000	Lite-On Technology Corp.	23,206
1,000	MediaTek, Inc.	42,409
3,000	Quanta Computer, Inc.	29,095
23,000	SinoPac Financial Holdings Co. Ltd.	19,145
15,000	Taiwan Semiconductor Manufacturing Co. Ltd.	725,395
3,035	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	911,805
39,000	TS Financial Holding Co. Ltd.	23,693
7,000	Uni-President Enterprises Corp.	17,884
4,714	United Microelectronics Corp. ADR	36,345
5,000	Wistron Corp.	24,232
		2,214,052
	Thailand - 0.0%
1,900	Advanced Info Service PCL NVDR	17,748
8,800	Airports of Thailand PCL NVDR	11,223
17,600	PTT PCL NVDR	16,738
		45,709
	United Kingdom - 1.8%
313	3i Group PLC	18,113
304	Anglogold Ashanti PLC	20,843
2,215	AstraZeneca PLC	365,361
1,791	Auto Trader Group PLC(2)	18,374
7,886	BAE Systems PLC	194,260
26,860	Barclays PLC	144,067
555	British American Tobacco PLC	28,425
5,500	CK Hutchison Holdings Ltd.	36,473
194	Coca-Cola Europacific Partners PLC	17,233
2,279	Compass Group PLC	75,435
3,573	Diageo PLC	82,185
257	Flutter Entertainment PLC*	59,776
31,649	HSBC Holdings PLC	441,268
413	Imperial Brands PLC	16,410
323	Intertek Group PLC	21,514
181,264	Lloyds Banking Group PLC	212,530
371	London Stock Exchange Group PLC	46,236
4,222	Marks & Spencer Group PLC	22,063
4,046	National Grid PLC	60,666
2,298	NatWest Group PLC	17,691
302	Next PLC	56,743
1,204	Pearson PLC	16,757
651	Reckitt Benckiser Group PLC	49,794
4,159	RELX PLC	183,813
2,736	Rolls-Royce Holdings PLC	42,104
556	Severn Trent PLC	20,325
5,475	Standard Chartered PLC	112,387
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.1% - (continued)
	United Kingdom - 1.8% - (continued)
21,139	Tesco PLC	$127,567
3,428	Unilever PLC	205,695
30,148	Vodafone Group PLC	36,496
		2,750,604
	United States - 35.5%
494	3M Co.	82,251
1,044	Abbott Laboratories	129,059
1,802	AbbVie, Inc.	392,908
429	Accenture PLC Class A	107,293
396	Adobe, Inc.*	134,763
1,683	Advanced Micro Devices, Inc.*	431,050
797	Aflac, Inc.	85,430
321	Agilent Technologies, Inc.	46,982
193	Air Products & Chemicals, Inc.	46,820
435	Airbnb, Inc. Class A*	55,045
994	Alcon AG	74,088
85	Allstate Corp.	16,279
79	Alnylam Pharmaceuticals, Inc.*	36,027
7,539	Alphabet, Inc. Class A	2,119,891
3,302	Alphabet, Inc. Class C	930,570
373	Altria Group, Inc.	21,030
8,223	Amazon.com, Inc.*	2,008,221
3,158	Amcor PLC	24,948
172	Ameren Corp.	17,547
358	American Electric Power Co., Inc.	43,053
967	American Express Co.	348,826
1,003	American International Group, Inc.	79,197
286	American Tower Corp. REIT	51,188
293	American Water Works Co., Inc.	37,630
183	Ameriprise Financial, Inc.	82,857
431	AMETEK, Inc.	87,109
366	Amgen, Inc.	109,225
1,585	Amphenol Corp. Class A	220,854
325	Analog Devices, Inc.	76,092
133	Aon PLC Class A	45,310
11,969	Apple, Inc.	3,236,059
461	Applied Materials, Inc.	107,459
209	AppLovin Corp. Class A*	133,202
355	Aptiv PLC*	28,791
633	Archer-Daniels-Midland Co.	38,316
1,815	Arista Networks, Inc.*	286,207
266	Arthur J Gallagher & Co.	66,364
4,459	AT&T, Inc.	110,360
326	Atmos Energy Corp.	55,981
216	Autodesk, Inc.*	65,089
351	Automatic Data Processing, Inc.	91,365
23	AutoZone, Inc.*	84,512
43	Axon Enterprise, Inc.*	31,486
265	Ball Corp.	12,455
4,019	Bank of America Corp.	214,816
165	Bank of New York Mellon Corp.	17,808
214	Becton Dickinson & Co.	38,244
700	BeOne Medicines Ltd.*	16,830
793	Berkshire Hathaway, Inc. Class B*	378,689
87	Biogen, Inc.*	13,421
233	Blackrock, Inc.	252,295
587	Blackstone, Inc.	86,078
565	Block, Inc.*	42,906
483	Boeing Co.*	97,093
62	Booking Holdings, Inc.	314,820
2,520	Boston Scientific Corp.*	253,814
The accompanying notes are an integral part of these financial statements.

64

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.1% - (continued)
	United States - 35.5% - (continued)
15,256	BP PLC	$89,382
3,425	Bristol-Myers Squibb Co.	157,790
4,493	Broadcom, Inc.	1,660,748
180	Brown & Brown, Inc.	14,353
445	Cadence Design Systems, Inc.*	150,717
844	Capital One Financial Corp.	185,672
117	Cardinal Health, Inc.	22,320
969	Carrier Global Corp.	57,646
54	Carvana Co.*	16,553
349	Caterpillar, Inc.	201,464
533	CBRE Group, Inc. Class A*	81,245
839	Centene Corp.*	29,675
1,254	CenterPoint Energy, Inc.	47,953
1,196	Charles Schwab Corp.	113,046
113	Charter Communications, Inc. Class A*	26,424
319	Cheniere Energy, Inc.	67,628
1,142	Chevron Corp.	180,116
1,544	Chipotle Mexican Grill, Inc.*	48,929
801	Chubb Ltd.	221,829
187	Church & Dwight Co., Inc.	16,398
282	Cigna Group	68,924
402	Cintas Corp.	73,675
2,752	Cisco Systems, Inc.	201,199
1,367	Citigroup, Inc.	138,381
99	Cloudflare, Inc. Class A*	25,077
213	CME Group, Inc.	56,549
240	CMS Energy Corp.	17,652
4,575	Coca-Cola Co.	315,218
877	Cognizant Technology Solutions Corp. Class A	63,916
107	Coinbase Global, Inc. Class A*	36,784
577	Colgate-Palmolive Co.	44,458
3,154	Comcast Corp. Class A	87,792
2,160	ConocoPhillips	191,938
498	Consolidated Edison, Inc.	48,510
251	Constellation Energy Corp.	94,627
1,640	Copart, Inc.*	70,536
257	Corning, Inc.	22,894
1,018	Corteva, Inc.	62,546
486	CoStar Group, Inc.*	33,442
297	Costco Wholesale Corp.	270,701
1,953	Coterra Energy, Inc.	46,208
316	CRH PLC	37,636
281	Crowdstrike Holdings, Inc. Class A*	152,586
583	Crown Castle, Inc. REIT	52,598
511	CSL Ltd.	59,550
1,916	CSX Corp.	69,014
43	Cummins, Inc.	18,820
1,191	CVS Health Corp.	93,077
386	Danaher Corp.	83,137
240	Darden Restaurants, Inc.	43,236
261	Deere & Co.	120,485
132	Dell Technologies, Inc. Class C	21,385
850	Devon Energy Corp.	27,617
477	Dexcom, Inc.*	27,771
103	Digital Realty Trust, Inc. REIT	17,552
780	Dollar General Corp.	76,955
247	Dollar Tree, Inc.*	24,483
686	Dominion Energy, Inc.	40,261
70	DoorDash, Inc. Class A*	17,806
1,114	Dow, Inc.	26,569
475	DR Horton, Inc.	70,813
363	DraftKings, Inc. Class A*	11,104
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.1% - (continued)
	United States - 35.5% - (continued)
644	Duke Energy Corp.	$80,049
496	DuPont de Nemours, Inc.	40,498
465	Eaton Corp. PLC	177,425
750	eBay, Inc.	60,983
526	Ecolab, Inc.	134,866
523	Edwards Lifesciences Corp.*	43,121
194	Elevance Health, Inc.	61,537
720	Eli Lilly & Co.	621,259
28	EMCOR Group, Inc.	18,922
873	Emerson Electric Co.	121,845
193	Entergy Corp.	18,545
491	EOG Resources, Inc.	51,967
90	Equinix, Inc. REIT	76,141
132	Essex Property Trust, Inc. REIT	33,234
336	Estee Lauder Cos., Inc. Class A	32,488
472	Evergy, Inc.	36,254
986	Exelon Corp.	45,474
1,279	Experian PLC	59,659
2,706	Exxon Mobil Corp.	309,458
346	Fastenal Co.	14,238
245	FedEx Corp.	62,186
74	Ferguson Enterprises, Inc.	18,389
883	Fidelity National Information Services, Inc.	55,205
354	First Solar, Inc.*	94,497
397	FirstEnergy Corp.	18,195
662	Fiserv, Inc.*	44,149
4,745	Ford Motor Co.	62,302
750	Fortinet, Inc.*	64,823
3,745	Freeport-McMoRan, Inc.	156,167
335	GE HealthCare Technologies, Inc.	25,108
438	GE Vernova, Inc.	256,291
218	General Dynamics Corp.	75,188
1,369	General Electric Co.	422,953
793	General Mills, Inc.	36,962
1,966	General Motors Co.	135,831
1,006	Gilead Sciences, Inc.	120,509
310	Global Payments, Inc.	24,106
217	Goldman Sachs Group, Inc.	171,293
3,635	GSK PLC	85,108
22,918	Haleon PLC	106,574
1,207	Halliburton Co.	32,396
340	HCA Healthcare, Inc.	156,291
275	Hershey Co.	46,648
367	Hilton Worldwide Holdings, Inc.	94,304
209	Holcim AG	18,580
631	Home Depot, Inc.	239,521
424	Honeywell International, Inc.	85,364
654	Howmet Aerospace, Inc.	134,691
1,459	HP, Inc.	40,371
122	Humana, Inc.	33,939
217	IDEXX Laboratories, Inc.*	136,604
239	Illinois Tool Works, Inc.	58,297
269	Illumina, Inc.*	33,232
3,119	Intel Corp.*	124,729
543	Intercontinental Exchange, Inc.	79,435
588	International Business Machines Corp.	180,757
487	International Flavors & Fragrances, Inc.	30,666
355	International Paper Co.	13,717
332	Intuit, Inc.	221,627
382	Intuitive Surgical, Inc.*	204,095
1,195	Invitation Homes, Inc. REIT	33,639
181	IQVIA Holdings, Inc.*	39,179
The accompanying notes are an integral part of these financial statements.

65

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.1% - (continued)
	United States - 35.5% - (continued)
156	J.M. Smucker Co.	$16,154
1,416	Johnson & Johnson	267,440
775	Johnson Controls International PLC	88,652
3,061	JP Morgan Chase & Co.	952,338
570	Kellanova	47,344
304	Keysight Technologies, Inc.*	55,620
351	Kimberly-Clark Corp.	42,018
1,604	Kinder Morgan, Inc.	42,009
882	KKR & Co., Inc.	104,367
130	KLA Corp.	157,136
251	Kroger Co.	15,971
229	L3Harris Technologies, Inc.	66,204
928	Lam Research Corp.	146,123
448	Lennar Corp. Class A	55,449
654	Liberty Media Corp.-Liberty Formula One Class C*	65,302
535	Linde PLC	223,791
333	Live Nation Entertainment, Inc.*	49,794
180	Loews Corp.	17,921
437	Lowe's Cos., Inc.	104,063
114	Lululemon Athletica, Inc.*	19,442
561	LyondellBasell Industries NV Class A	26,042
436	Marathon Petroleum Corp.	84,981
288	Marsh & McLennan Cos., Inc.	51,307
124	Martin Marietta Materials, Inc.	76,024
797	Marvell Technology, Inc.	74,711
504	Mastercard, Inc. Class A	278,203
437	McDonald's Corp.	130,414
161	McKesson Corp.	130,626
1,812	Medtronic PLC	164,348
1,584	Merck & Co., Inc.	136,192
2,247	Meta Platforms, Inc. Class A	1,456,842
440	MetLife, Inc.	35,121
575	Microchip Technology, Inc.	35,892
693	Micron Technology, Inc.	155,073
6,213	Microsoft Corp.	3,217,154
111	Molina Healthcare, Inc.*	16,990
364	Molson Coors Beverage Co. Class B	15,914
1,588	Mondelez International, Inc. Class A	91,246
2,308	Monster Beverage Corp.*	154,244
360	Moody's Corp.	172,908
2,281	Morgan Stanley	374,084
340	Motorola Solutions, Inc.	138,281
86	MSCI, Inc.	50,615
182	Nasdaq, Inc.	15,559
2,620	Nestle SA	250,337
547	Netflix, Inc.*	612,016
518	Newmont Corp.	41,942
774	News Corp. Class A	20,511
3,078	NextEra Energy, Inc.	250,549
817	NIKE, Inc. Class B	52,770
255	Norfolk Southern Corp.	72,262
105	Northrop Grumman Corp.	61,262
2,425	Novartis AG	300,122
118	NRG Energy, Inc.	20,279
260	Nucor Corp.	39,013
21,535	NVIDIA Corp.	4,360,622
726	Occidental Petroleum Corp.	29,911
896	ONEOK, Inc.	60,032
1,862	Oracle Corp.	488,980
2,145	O'Reilly Automotive, Inc.*	202,574
642	Otis Worldwide Corp.	59,552
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.1% - (continued)
	United States - 35.5% - (continued)
637	PACCAR, Inc.	$62,681
1,629	Palantir Technologies, Inc. Class A*	326,566
582	Palo Alto Networks, Inc.*	128,180
351	Parker-Hannifin Corp.	271,263
373	Paychex, Inc.	43,652
649	PayPal Holdings, Inc.*	44,956
1,005	PepsiCo, Inc.	146,820
3,459	Pfizer, Inc.	85,264
540	Philip Morris International, Inc.	77,938
419	Phillips 66	57,043
392	PNC Financial Services Group, Inc.	71,560
348	PPG Industries, Inc.	34,017
2,513	Procter & Gamble Co.	377,880
466	Progressive Corp.	95,996
708	Prologis, Inc. REIT	87,856
305	Prudential Financial, Inc.	31,720
686	Public Service Enterprise Group, Inc.	55,264
192	Public Storage REIT	53,484
577	QUALCOMM, Inc.	104,379
45	Quanta Services, Inc.	20,211
427	Realty Income Corp. REIT	24,757
79	Reddit, Inc. Class A*	16,507
71	Regeneron Pharmaceuticals, Inc.	46,278
74	Republic Services, Inc.	15,410
233	ResMed, Inc.	57,523
494	Robinhood Markets, Inc. Class A*	72,509
341	ROBLOX Corp. Class A*	38,779
880	Roche Holding AG	285,050
359	Rocket Lab Corp.*	22,610
154	Roper Technologies, Inc.	68,707
371	Ross Stores, Inc.	58,959
87	Royal Caribbean Cruises Ltd.	24,954
1,189	RTX Corp.	212,237
281	S&P Global, Inc.	136,906
827	Salesforce, Inc.	215,359
692	Sanofi SA	70,005
179	SBA Communications Corp. REIT	34,275
660	Schneider Electric SE	188,054
644	Sempra	59,209
166	ServiceNow, Inc.*	152,600
826	SharkNinja, Inc.*	70,623
8,869	Shell PLC	332,733
424	Sherwin-Williams Co.	146,255
662	Simon Property Group, Inc. REIT	116,353
1,161	SLB Ltd.	41,866
399	Snowflake, Inc. Class A*	109,677
675	SoFi Technologies, Inc.*	20,034
106	Solstice Advanced Materials, Inc.*	4,777
136	Solventum Corp.*	9,389
732	Southern Co.	68,837
248	Spotify Technology SA*	162,519
904	Starbucks Corp.	73,106
3,247	Stellantis NV	33,021
177	Strategy, Inc.*	47,703
424	Stryker Corp.	151,046
390	Super Micro Computer, Inc.*(1)	20,264
210	Synopsys, Inc.*	95,302
921	Sysco Corp.	68,412
380	T. Rowe Price Group, Inc.	38,961
75	Take-Two Interactive Software, Inc.*	19,228
448	Tapestry, Inc.	49,199
445	Targa Resources Corp.	68,548
The accompanying notes are an integral part of these financial statements.

66

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.1% - (continued)
	United States - 35.5% - (continued)
386	Target Corp.	$35,790
96	Teledyne Technologies, Inc.*	50,575
1,977	Tesla, Inc.*	902,619
404	Texas Instruments, Inc.	65,230
463	Thermo Fisher Scientific, Inc.	262,702
1,429	TJX Cos., Inc.	200,260
660	T-Mobile U.S., Inc.	138,633
547	Trade Desk, Inc. Class A*	27,503
309	Trane Technologies PLC	138,633
69	TransDigm Group, Inc.	90,287
490	Trimble, Inc.*	39,078
1,961	U.S. Bancorp	91,539
2,419	Uber Technologies, Inc.*	233,434
373	Union Pacific Corp.	82,198
528	United Parcel Service, Inc. Class B	50,910
818	UnitedHealth Group, Inc.	279,396
290	Valero Energy Corp.	49,172
380	Veeva Systems, Inc. Class A*	110,656
927	Ventas, Inc. REIT	68,403
174	VeriSign, Inc.	41,725
184	Verisk Analytics, Inc.	40,252
2,677	Verizon Communications, Inc.	106,384
236	Vertex Pharmaceuticals, Inc.*	100,435
820	Vertiv Holdings Co. Class A	158,145
517	VICI Properties, Inc. REIT	15,505
1,666	Visa, Inc. Class A	567,673
218	Vistra Corp.	41,049
554	Vulcan Materials Co.	160,383
243	W.R. Berkley Corp.	17,336
2,845	Walmart, Inc.	287,857
1,699	Walt Disney Co.	191,341
3,656	Warner Bros Discovery, Inc.*	82,077
706	Waste Connections, Inc.	118,382
345	Waste Management, Inc.	68,921
471	WEC Energy Group, Inc.	52,625
2,127	Wells Fargo & Co.	184,985
104	Welltower, Inc. REIT	18,828
1,157	Williams Cos., Inc.	66,956
284	Workday, Inc. Class A*	68,137
262	WP Carey, Inc. REIT	17,292
558	Xcel Energy, Inc.	45,293
373	Xylem, Inc.	56,267
349	Yum! Brands, Inc.	48,235
418	Zoetis, Inc.	60,230
		54,382,499
	Total Common Stocks (cost $61,453,762)	$81,388,329
EXCHANGE-TRADED FUNDS - 17.1%
	Other Investment Pools & Funds - 17.1%
159,520	iShares iBoxx $ High Yield Corporate Bond ETF	$12,889,216
87,082	iShares iBoxx $ Investment Grade Corporate Bond ETF	9,686,131
18,176	iShares MSCI South Korea ETF(1)	1,763,072
Shares or Principal Amount			Market Value†
EXCHANGE-TRADED FUNDS - 17.1% - (continued)
	Other Investment Pools & Funds - 17.1% - (continued)
19,803	SPDR Bloomberg High Yield Bond ETF		$1,928,614
	Total Exchange-Traded Funds (cost $24,819,152)		$26,267,033
PREFERRED STOCKS - 0.0%
	Brazil - 0.0%
11,852	Itausa SA (Preference Shares)(4)		$25,665
	Germany - 0.0%
216	Henkel AG & Co. KGaA (Preference Shares)(4)		17,499
	Total Preferred Stocks (cost $36,117)		$43,164
	Total Long-Term Investments (cost $100,908,188)		$122,527,816
SHORT-TERM INVESTMENTS - 14.7%
	Securities Lending Collateral - 0.6%
853,603	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(5)		$853,603
	U.S. Treasury Securities - 14.1%
	U.S. Treasury Bills - 14.1%
$ 7,000,000	3.53%, 11/06/2025(6)		6,995,934
9,000,000	3.70%, 03/12/2026(6)		8,879,401
5,793,300	3.73%, 03/19/2026(6)		5,711,903
			21,587,238
	Total Short-Term Investments (cost $22,440,018)		$22,440,841
	Total Investments (cost $123,348,206)	94.6%	$144,968,657
	Other Assets and Liabilities	5.4%	8,348,430
	Net Assets	100.0%	$153,317,087
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by Hartford Schroders Cayman Diversified Opportunities Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in
The accompanying notes are an integral part of these financial statements.

67

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
October 31, 2025

commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of October 31, 2025, the Fund invested 3.8% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$437,737, representing 0.3% of net assets.

(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2025, the aggregate value of these securities was $358,012, representing 0.2% of net assets.

(4)	Currently no rate available.
(5)	Current yield as of period end.
(6)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at October 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
HKG Hang Seng TECH Index Future	40	11/27/2025	$1,525,246	$(74,483)
MSCI All Country World Index Future	120	12/19/2025	6,657,600	190,600
MSCI Emerging Markets Index Future	54	12/19/2025	3,800,520	216,579
NYSE FANG & Index Future	62	12/19/2025	5,280,540	231,257
U.S. Treasury 5-Year Note Future	102	12/31/2025	11,139,516	45,224
Total				$609,177
Short position contracts:
S&P 500 (E-Mini) Future	(15)	12/19/2025	$(5,155,500)	$(24,385)
Total futures contracts				$584,792

OTC Total Return Swap Contracts Outstanding at October 31, 2025
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Bloomberg Precious Metals Subindex	GSC	USD	1,923	(0.07% )	12/12/2025	Monthly	$—	$—	$(33,392)	$(33,392)
Bloomberg Precious Metals Subindex	GSC	USD	12,372	(0.07% )	12/12/2025	Monthly	—	—	(214,835)	(214,835)
Total OTC total return swap contracts							$—	$—	$(248,227)	$(248,227)

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.S44.V1	USD	3,073,559	(1.00%)	06/20/2030	Quarterly	$—	$(55,083)	$(71,138)	$(16,055)
Total centrally cleared credit default swap contracts						$—	$(55,083)	$(71,138)	$(16,055)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.

68

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
October 31, 2025

Foreign Currency Contracts Outstanding at October 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
14,780,000	BRL	2,757,591	USD	UBS	11/04/2025	$(13,967)
15,486,000	BRL	2,895,943	USD	BCLY	11/04/2025	(21,264)
15,486,000	BRL	2,855,046	USD	BNP	12/02/2025	126
10,874,000	EUR	12,745,937	USD	GSC	11/25/2025	(194,194)
198,481,000	JPY	1,329,679	USD	UBS	11/25/2025	(38,488)
52,681,000	MXN	2,848,382	USD	BCLY	11/25/2025	(20,270)
115,000	NZD	65,959	USD	MSC	11/25/2025	(81)
740,096	USD	1,146,000	AUD	MSC	11/25/2025	(9,956)
2,763,919	USD	14,780,000	BRL	BCLY	11/04/2025	20,295
2,873,727	USD	15,486,000	BRL	BNP	11/04/2025	(952)
4,506,584	USD	6,322,000	CAD	MSC	11/25/2025	(6,684)
2,143,905	USD	1,685,000	CHF	GSC	11/25/2025	43,899
133,814	USD	852,000	DKK	MSC	11/25/2025	2,088
10,393,436	USD	8,867,000	EUR	GSC	11/25/2025	158,352
3,017,951	USD	2,248,000	GBP	UBS	11/25/2025	64,590
2,999,123	USD	23,286,000	HKD	UBS	11/25/2025	861
4,078,022	USD	608,726,000	JPY	UBS	11/25/2025	118,039
267,715	USD	2,524,000	SEK	MSC	11/25/2025	1,636
300,634	USD	388,000	SGD	UBS	11/25/2025	1,956
Total foreign currency contracts						$105,986
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
U.S. Government Agencies	$14,829,290	$—	$14,829,290	$—
Common Stocks	81,388,329	57,986,715	23,401,614	—
Exchange-Traded Funds	26,267,033	26,267,033	—	—
Preferred Stocks	43,164	25,665	17,499	—
Short-Term Investments	22,440,841	853,603	21,587,238	—
Foreign Currency Contracts(2)	411,842	—	411,842	—
Futures Contracts(2)	683,660	683,660	—	—
Total	$146,064,159	$85,816,676	$60,247,483	$—
Liabilities
Foreign Currency Contracts(2)	$(305,856)	$—	$(305,856)	$—
Futures Contracts(2)	(98,868)	(98,868)	—	—
Swaps - Credit Default(2)	(16,055)	—	(16,055)	—
Swaps - Total Return(2)	(248,227)	—	(248,227)	—
Total	$(669,006)	$(98,868)	$(570,138)	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

69

Hartford Multi-Strategy Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CAG	Credit Agricole CIB
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	Hongkong and Shanghai Banking Corporation
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NOM	Nomura International
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WFB	Wells Fargo Bank NA
Currency Abbreviations:
ARS	Argentine Peso
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNH	China Yuan Renminbi
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
DOP	Dominican Republic Peso
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japan Yen
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysia Ringgit
NGN	Nigeria Naira
NOK	Norway Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
RON	Romania New Leu
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Currency
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
CAC	Cotation Assistee en Continu
CDX.EM	Credit Derivatives Emerging Markets
CDX.EM.HY	Credit Derivatives Emerging Markets High Yield
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
DAX	Deutscher Aktien Index
FANG	Facebook, Amazon, Netflix, Google
FTSE	Financial Times and Stock Exchange
IBEX	Spanish Stock Index
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
ICE	Intercontinental Exchange, Inc.
ITRAXX-XOVER	iTraxx Europe Crossover
NYSE	New York Stock Exchange
OMXS30	OMX Stockholm 30 Index
S&P	Standard & Poor's
SGX	Singapore Exchange
SPI	Share Price Index
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
ASA	Allmennaksjeselskap
Bhd	Berhad
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
GmbH	Gesellschaft mit beschränkter Haftung
JSC	Joint Stock Company
KGaA	Kommanditgesellschaft Auf Aktien
LME	London Metal Exchange
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
Nyrt	New York REIT Inc
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor's Depositary Receipt
ST APPROP	State Appropriation
TBA	To Be Announced
Tbk	Terbuka

70

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities
October 31, 2025

	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund	Hartford Moderate Allocation Fund
Assets:
Investments in securities, at market value(1)	$11,573,647,641	$—	$—	$—
Repurchase agreements	45,265,979	—	—	—
Investments in affiliated investment companies, at market value	—	1,387,682,278	145,059,616	324,614,487
Cash	178,058,717	2,793,482	279,961	637,250
Foreign currency	227,376	—	—	—
Unrealized appreciation on foreign currency contracts	2,437,254	—	—	—
Receivables:
Investment securities sold	49,246,784	809,537	—	94,939
Fund shares sold	9,065,975	206,129	1,871,578	150,430
Dividends and interest	85,413,579	1,691,643	152,306	222,267
Securities lending income	57,120	—	—	—
Tax reclaims	4,057,675	—	37,904	—
Other assets	133,136	52,660	48,087	42,524
Total assets	11,947,611,236	1,393,235,729	147,449,452	325,761,897
Liabilities:
Unrealized depreciation on foreign currency contracts	737,156	—	—	—
Obligation to return securities lending collateral	160,973,147	—	—	—
Payables:
Investment securities purchased	102,934,809	—	1,680,138	—
Fund shares redeemed	10,614,298	940,189	52,250	227,670
Investment management fees	5,378,186	—	—	27,571
Transfer agent fees	2,044,087	325,854	47,894	99,908
Accounting services fees	282,467	35,562	4,802	10,684
Chief Compliance Officer fees	4,325	491	50	114
Board of Directors' fees	25,475	2,878	294	646
Variation margin on futures contracts	257,402	—	—	—
Variation margin on centrally cleared swap contracts	9,975	—	—	—
Distribution fees	287,713	49,383	5,074	11,446
Accrued expenses	315,806	52,612	36,693	36,085
Total liabilities	283,864,846	1,406,969	1,827,195	414,124
Net assets	$11,663,746,390	$1,391,828,760	$145,622,257	$325,347,773
Summary of Net Assets:
Capital stock and paid-in-capital	$10,316,248,942	$1,093,529,589	$153,702,479	$239,365,860
Distributable earnings (loss)	1,347,497,448	298,299,171	(8,080,222)	85,981,913
Net assets	$11,663,746,390	$1,391,828,760	$145,622,257	$325,347,773
Shares authorized	1,990,000,000	850,000,000	450,000,000	400,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010
Class A:Net asset value per share	$14.99	$10.89	$12.23	$14.50
Maximum offering price per share	15.86	11.52	12.94	15.34
Shares outstanding	304,450,582	114,404,787	10,153,909	19,577,065
Net Assets	$4,564,808,559	$1,246,006,199	$124,148,610	$283,963,511
Class C:Net asset value per share	$14.71	$10.81	$12.09	$14.41
Shares outstanding	59,335,528	3,769,109	402,821	491,465
Net Assets	$872,665,488	$40,734,388	$4,869,481	$7,079,563
Class I:Net asset value per share	$15.00	$10.92	$12.25	$14.59
Shares outstanding	222,689,194	8,061,289	1,008,499	727,562
Net Assets	$3,340,151,732	$88,006,059	$12,356,593	$10,613,310
Class R3:Net asset value per share	$15.08	$10.83	$12.19	$14.23
Shares outstanding	7,525,051	952,562	119,297	624,110
Net Assets	$113,460,999	$10,312,583	$1,454,007	$8,883,705
Class R4:Net asset value per share	$15.09	$10.84	$12.18	$14.53
Shares outstanding	3,522,916	319,112	74,767	204,337
Net Assets	$53,154,800	$3,458,072	$910,735	$2,969,867
Class R5:Net asset value per share	$15.11	$10.66	$12.23	$14.60
Shares outstanding	2,384,455	144,423	116,540	748,506
Net Assets	$36,028,677	$1,539,589	$1,425,499	$10,929,707
The accompanying notes are an integral part of these financial statements.

71

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2025

	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund	Hartford Moderate Allocation Fund
Class R6:Net asset value per share	$15.23	$—	$—	$—
Shares outstanding	16,828,705	—	—	—
Net Assets	$256,263,947	$—	$—	$—
Class Y:Net asset value per share	$15.23	$—	$12.25	$—
Shares outstanding	2,969,992	—	19,986	—
Net Assets	$45,245,444	$—	$244,867	$—
Class F:Net asset value per share	$15.01	$10.92	$12.27	$14.60
Shares outstanding	158,710,800	162,332	17,319	62,215
Net Assets	$2,381,966,744	$1,771,870	$212,465	$908,110
Cost of investments	$10,731,272,505	$—	$—	$—
Cost of investments in affiliated investments	$—	$1,119,567,104	$130,049,293	$261,974,505
Cost of foreign currency	$228,465	$—	$—	$—
(1) Includes Investment in securities on loan, at market value	$172,967,231	$—	$—	$—
The accompanying notes are an integral part of these financial statements.

72

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2025

	Hartford Moderately Aggressive Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)	Hartford Schroders Diversified Opportunities Fund (Consolidated)
Assets:
Investments in securities, at market value(1)	$—	$646,112,621	$52,572,902	$144,968,657
Repurchase agreements	—	1,850,818	674,266	—
Investments in affiliated investment companies, at market value	576,010,926	—	—	—
Cash	1,119,008	7,355,288	7,228,816	7,483,705
Cash collateral due from broker on futures contracts	—	—	854,000	1,390,749
Cash collateral due from broker on swap contracts	—	—	—	300,332
Foreign currency	—	1,374,063	77,473	195,375
Unrealized appreciation on OTC swap contracts	—	86,842	—	—
Unrealized appreciation on foreign currency contracts	—	723,629	5,034	411,842
Receivables:
From affiliates	—	—	14,962	15,447
Investment securities sold	316,794	71,454,767	89,655	159,081
Fund shares sold	62,402	312,389	56,452	—
Dividends and interest	160,024	3,635,097	130,342	138,749
Securities lending income	—	9,295	181	2,319
Variation margin on futures contracts	—	—	105,187	—
Variation margin on centrally cleared swap contracts	—	—	—	2,118
Tax reclaims	—	517,301	66,038	11,457
Other assets	46,822	50,050	39,484	26,562
Total assets	577,715,976	733,482,160	61,914,792	155,106,393
Liabilities:
Unrealized depreciation on foreign currency contracts	—	62,076	5,180	305,856
Obligation to return securities lending collateral	—	15,298,862	264,259	853,603
Unrealized depreciation on OTC swap contracts	—	55,918	—	248,227
TBA sale commitments, at market value	—	38,442,032	—	—
Unfunded loan commitments	—	11,676	—	—
Payables:
Investment securities purchased	—	109,347,408	—	175,072
Fund shares redeemed	358,334	315,603	5,618	—
Investment management fees	48,497	283,039	41,685	69,432
Transfer agent fees	189,581	193,068	16,000	121
Accounting services fees	16,676	17,695	2,125	4,747
Chief Compliance Officer fees	198	202	23	48
Board of Directors' fees	1,127	1,174	134	233
Variation margin on futures contracts	—	5,746	—	73,717
Variation margin on centrally cleared swap contracts	—	193,452	—	—
Foreign taxes	—	3,390	—	2,835
Distribution fees	20,724	17,673	898	—
Accrued expenses	41,502	95,539	53,742	55,415
Total liabilities	676,639	164,344,553	389,664	1,789,306
Net assets	$577,039,337	$569,137,607	$61,525,128	$153,317,087
Summary of Net Assets:
Capital stock and paid-in-capital	$372,561,642	$557,922,999	$154,972,455	$127,903,002
Distributable earnings (loss)	204,477,695	11,214,608	(93,447,327)	25,414,085
Net assets	$577,039,337	$569,137,607	$61,525,128	$153,317,087
Shares authorized	400,000,000	845,000,000	710,000,000	400,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0001
Class A:Net asset value per share	$16.94	$20.04	$9.67	$—
Maximum offering price per share	17.93	21.21	10.23	—
Shares outstanding	31,641,456	22,658,496	2,473,640	—
Net Assets	$535,909,890	$454,003,435	$23,913,004	$—
Class C:Net asset value per share	$16.85	$20.23	$9.35	$—
Shares outstanding	795,403	711,588	48,254	—
Net Assets	$13,399,423	$14,394,529	$451,316	$—
The accompanying notes are an integral part of these financial statements.

73

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2025

	Hartford Moderately Aggressive Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)	Hartford Schroders Diversified Opportunities Fund (Consolidated)
Class I:Net asset value per share	$16.82	$19.96	$9.69	$12.88
Shares outstanding	835,155	2,275,135	1,364,463	11,212
Net Assets	$14,051,034	$45,415,098	$13,224,461	$144,386
Class R3:Net asset value per share	$16.40	$20.48	$9.72	$—
Shares outstanding	343,031	27,511	17,446	—
Net Assets	$5,625,056	$563,306	$169,515	$—
Class R4:Net asset value per share	$16.85	$20.50	$9.72	$—
Shares outstanding	108,850	30,493	2,852	—
Net Assets	$1,833,849	$625,012	$27,732	$—
Class R5:Net asset value per share	$16.99	$20.46	$9.61	$—
Shares outstanding	293,335	4,540	4,964	—
Net Assets	$4,982,891	$92,876	$47,688	$—
Class R6:Net asset value per share	$—	$20.44	$9.69	$—
Shares outstanding	—	9,326	16,293	—
Net Assets	$—	$190,660	$157,825	$—
Class Y:Net asset value per share	$—	$20.47	$9.69	$—
Shares outstanding	—	125,810	1,547,754	—
Net Assets	$—	$2,575,247	$14,996,095	$—
Class F:Net asset value per share	$16.85	$19.93	$9.70	$—
Shares outstanding	73,413	2,572,379	880,420	—
Net Assets	$1,237,194	$51,277,444	$8,537,492	$—
Class SDR:Net asset value per share	$—	$—	$—	$12.88
Shares outstanding	—	—	—	11,893,157
Net Assets	$—	$—	$—	$153,172,701
Cost of investments	$—	$629,493,542	$49,656,380	$123,348,206
Cost of investments in affiliated investments	$423,558,289	$—	$—	$—
Cost of foreign currency	$—	$1,376,320	$89,272	$196,024
Proceeds of TBA sale commitments	$—	$38,449,282	$—	$—
(1) Includes Investment in securities on loan, at market value	$—	$17,131,439	$752,978	$2,621,970
The accompanying notes are an integral part of these financial statements.

74

Hartford Multi-Strategy Funds
 Statements of Operations
For the Year Ended October 31, 2025

	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund	Hartford Moderate Allocation Fund
Investment Income:
Dividends	$149,998,031	$—	$15,646	$—
Dividends from affiliated investment companies	—	33,480,135	5,004,469	8,208,778
Interest	366,796,958	156,618	19,014	32,930
Securities lending — net	477,448	—	—	—
Less: Foreign tax withheld	(1,996,417)	—	(656)	—
Total investment income, net	515,276,020	33,636,753	5,038,473	8,241,708
Expenses:
Investment management fees	63,863,409	—	—	315,990
Transfer agent fees
Class A	3,475,912	1,126,531	169,214	344,504
Class C	927,481	58,017	12,019	14,939
Class I	3,387,964	119,920	11,145	10,357
Class R3	247,076	22,664	3,785	21,697
Class R4	84,089	6,277	1,412	4,952
Class R5	40,267	1,944	1,859	10,328
Class R6	10,245	—	—	—
Class Y	53,676	—	363	—
Class F	38,697	74	10	37
Distribution fees
Class A	11,259,970	3,060,957	312,367	691,708
Class C	10,244,786	439,115	63,320	69,921
Class R3	588,353	51,579	8,602	49,312
Class R4	136,046	9,230	2,079	7,297
Custodian fees	166,620	2,043	192	1,035
Registration and filing fees	260,080	110,549	118,816	103,945
Accounting services fees	1,739,965	217,646	28,867	62,772
Board of Directors' fees	285,390	33,094	3,471	7,602
Chief Compliance Officer fees	22,080	2,584	265	600
Audit and tax fees	48,769	25,060	27,912	25,129
Other expenses	1,028,565	128,012	34,202	45,982
Total expenses (before waivers, reimbursements and fees paid indirectly)	97,909,440	5,415,296	799,900	1,788,107
Transfer agent fee waivers	(187,159)	—	—	—
Distribution fee reimbursements	(37,021)	(15,490)	(6,557)	(16,067)
Commission recapture	(50,993)	—	—	—
Total waivers, reimbursements and fees paid indirectly	(275,173)	(15,490)	(6,557)	(16,067)
Total expenses	97,634,267	5,399,806	793,343	1,772,040
Net Investment Income (Loss)	417,641,753	28,236,947	4,245,130	6,469,668
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Capital gain distributions received from affiliated investment companies	—	82,319,435	1,711,906	5,923,888
Investments	487,903,008	—	—	—
Less: Foreign taxes paid on realized capital gains	(66)	—	—	—
Investments in affiliated investment companies	—	(3,290,472)	(1,573,970)	19,912,567
Futures contracts	(18,983,242)	—	—	—
Swap contracts	(1,327,499)	—	—	—
Foreign currency contracts	(3,633,532)	—	—	—
Other foreign currency transactions	(64,094)	—	(1,274)	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	463,894,575	79,028,963	136,662	25,836,455
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	(62,004,529)	—	—	—
Investments in affiliated investment companies	—	28,466,604	10,696,744	10,576,039
Futures contracts	7,476,919	—	—	—
Swap contracts	(282,084)	—	—	—
Foreign currency contracts	383,685	—	—	—
Translation of other assets and liabilities in foreign currencies	211,605	—	2,185	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(54,214,404)	28,466,604	10,698,929	10,576,039
The accompanying notes are an integral part of these financial statements.

75

Hartford Multi-Strategy Funds
 Statements of Operations – (continued)
For the Year Ended October 31, 2025

	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund	Hartford Moderate Allocation Fund
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	409,680,171	107,495,567	10,835,591	36,412,494
Net Increase (Decrease) in Net Assets Resulting from Operations	$827,321,924	$135,732,514	$15,080,721	$42,882,162
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$3,988	$—	$—	$—
The accompanying notes are an integral part of these financial statements.

76

Hartford Multi-Strategy Funds
 Statements of Operations – (continued)
For the Year Ended October 31, 2025

	Hartford Moderately Aggressive Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)	Hartford Schroders Diversified Opportunities Fund (Consolidated)
Investment Income:
Dividends	$—	$10,256,100	$1,391,708	$2,297,001
Dividends from affiliated investment companies	10,086,070	—	—	—
Interest	49,611	30,936,863	1,512,386	1,396,456
Securities lending — net	—	54,744	1,747	50,411
Less: Foreign tax withheld	—	(804,219)	(88,120)	(72,399)
Total investment income, net	10,135,681	40,443,488	2,817,721	3,671,469
Expenses:
Investment management fees	545,999	3,307,398	610,321	714,237
Transfer agent fees
Class A	702,306	717,038	33,087	—
Class C	32,163	24,209	1,176	—
Class I	15,269	47,488	11,976	207
Class R3	12,204	1,356	336	—
Class R4	3,176	996	44	—
Class R5	4,933	108	77	—
Class R6	—	7	6	—
Class Y	—	2,754	20,632	—
Class F	44	1,217	363	—
Class SDR	—	—	—	257
Distribution fees
Class A	1,272,513	1,122,177	57,244	—
Class C	135,293	160,243	4,832	—
Class R3	28,038	3,084	771	—
Class R4	4,712	1,467	64	—
Custodian fees	1,235	56,581	18,975	31,967
Registration and filing fees	106,942	128,617	121,697	37,474
Accounting services fees	98,679	107,372	14,886	25,150
Board of Directors' fees	13,275	13,482	1,538	2,969
Chief Compliance Officer fees	1,064	1,044	112	287
Audit and tax fees	25,079	70,889	50,813	56,941
Other expenses	70,125	105,263	27,541	15,057
Total expenses (before waivers, reimbursements and fees paid indirectly)	3,073,049	5,872,790	976,491	884,546
Expense waivers	—	—	(197,889)	(49,007)
Management fee waivers	—	—	(88,919)	(40,261)
Distribution fee reimbursements	(28,174)	(27,487)	(190)	—
Commission recapture	—	—	(334)	—
Total waivers, reimbursements and fees paid indirectly	(28,174)	(27,487)	(287,332)	(89,268)
Total expenses	3,044,875	5,845,303	689,159	795,278
Net Investment Income (Loss)	7,090,806	34,598,185	2,128,562	2,876,191
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Capital gain distributions received from affiliated investment companies	13,949,969	—	—	—
Investments	—	3,824,024	2,717,763	1,856,735
Less: Foreign taxes paid on realized capital gains	—	(2,161)	(48)	(95)
Investments in affiliated investment companies	38,548,083	—	—	—
Purchased options contracts	—	(11,407)	—	—
Futures contracts	—	(314,485)	310,736	(2,370,366)
Written options contracts	—	462,079	—	—
Swap contracts	—	214,723	19,684	984,711
Foreign currency contracts	—	(1,601,872)	(56,702)	304,629
Other foreign currency transactions	—	110,668	(2,599)	7,253
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	52,498,052	2,681,569	2,988,834	782,867
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	—	17,616,856	1,987,584	13,404,022
Investments in affiliated investment companies	28,291,014	—	—	—
Purchased options contracts	—	(4,708)	—	—
Futures contracts	—	4,355,638	304,452	1,031,847
The accompanying notes are an integral part of these financial statements.

77

Hartford Multi-Strategy Funds
 Statements of Operations – (continued)
For the Year Ended October 31, 2025

	Hartford Moderately Aggressive Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)	Hartford Schroders Diversified Opportunities Fund (Consolidated)
Swap contracts	$—	$(301,133)	$—	$(261,212)
Foreign currency contracts	—	147,555	(146)	153,473
Translation of other assets and liabilities in foreign currencies	—	53,440	3,197	(401)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	28,291,014	21,867,648	2,295,087	14,327,729
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	80,789,066	24,549,217	5,283,921	15,110,596
Net Increase (Decrease) in Net Assets Resulting from Operations	$87,879,872	$59,147,402	$7,412,483	$17,986,787
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$(3,358)	$—	$(2,835)
The accompanying notes are an integral part of these financial statements.

78

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets

	The Hartford Balanced Income Fund		The Hartford Checks and Balances Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$417,641,753	$449,433,698	$28,236,947	$26,902,978
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	463,894,575	425,403,562	79,028,963	18,940,721
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(54,214,404)	1,333,652,994	28,466,604	252,353,843
Net Increase (Decrease) in Net Assets Resulting from Operations	827,321,924	2,208,490,254	135,732,514	298,197,542
Distributions to Shareholders:
Class A	(306,505,378)	(151,328,469)	(54,759,664)	(57,129,328)
Class C	(67,980,269)	(39,599,363)	(1,706,903)	(2,242,117)
Class I	(250,236,213)	(142,246,705)	(4,422,122)	(4,265,047)
Class R3	(7,677,913)	(3,995,599)	(420,261)	(420,350)
Class R4	(3,831,761)	(2,102,741)	(161,703)	(158,815)
Class R5	(2,641,003)	(1,437,248)	(78,072)	(70,663)
Class R6	(17,896,100)	(10,506,552)	—	—
Class Y	(3,315,294)	(1,846,443)	—	—
Class F	(175,388,374)	(96,361,120)	(91,215)	(280,517)
Total distributions	(835,472,305)	(449,424,240)	(61,639,940)	(64,566,837)
Capital Share Transactions:
Sold	1,678,424,167	1,824,139,010	86,917,100	94,975,029
Issued on reinvestment of distributions	794,273,240	426,168,287	61,303,945	64,190,804
Redeemed	(3,206,897,941)	(3,669,235,095)	(234,442,036)	(247,548,076)
Net increase (decrease) from capital share transactions	(734,200,534)	(1,418,927,798)	(86,220,991)	(88,382,243)
Net Increase (Decrease) in Net Assets	(742,350,915)	340,138,216	(12,128,417)	145,248,462
Net Assets:
Beginning of period	12,406,097,305	12,065,959,089	1,403,957,177	1,258,708,715
End of period	$11,663,746,390	$12,406,097,305	$1,391,828,760	$1,403,957,177
The accompanying notes are an integral part of these financial statements.

79

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Conservative Allocation Fund		Hartford Moderate Allocation Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$4,245,130	$2,702,476	$6,469,668	$6,720,282
Net realized gain (loss) on investments and foreign currency transactions	136,662	1,832,221	25,836,455	5,075,111
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	10,698,929	10,701,881	10,576,039	52,953,029
Net Increase (Decrease) in Net Assets Resulting from Operations	15,080,721	15,236,578	42,882,162	64,748,422
Distributions to Shareholders:
Class A	(3,349,764)	(2,116,771)	(6,536,015)	(5,654,928)
Class C	(140,404)	(88,078)	(103,897)	(107,307)
Class I	(271,133)	(57,747)	(217,808)	(178,749)
Class R3	(41,870)	(30,305)	(199,101)	(174,900)
Class R4	(20,940)	(13,898)	(69,855)	(54,560)
Class R5	(41,047)	(39,128)	(245,249)	(177,704)
Class Y	(14,743)	—	—	—
Class F	(10,107)	(4,426)	(28,091)	(14,224)
Total distributions	(3,890,008)	(2,350,353)	(7,400,016)	(6,362,372)
Capital Share Transactions:
Sold	11,604,155	7,577,012	19,023,639	18,961,200
Issued in reorganization	—	59,006,128	—	—
Issued on reinvestment of distributions	3,811,128	2,319,643	7,329,985	6,293,478
Redeemed	(33,971,065)	(19,214,088)	(54,023,411)	(52,640,090)
Net increase (decrease) from capital share transactions	(18,555,782)	49,688,695	(27,669,787)	(27,385,412)
Net Increase (Decrease) in Net Assets	(7,365,069)	62,574,920	7,812,359	31,000,638
Net Assets:
Beginning of period	152,987,326	90,412,406	317,535,414	286,534,776
End of period	$145,622,257	$152,987,326	$325,347,773	$317,535,414
The accompanying notes are an integral part of these financial statements.

80

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Moderately Aggressive Allocation Fund		Hartford Multi-Asset Income Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$7,090,806	$7,730,538	$34,598,185	$27,250,053
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	52,498,052	11,893,196	2,681,569	28,978,140
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	28,291,014	107,527,602	21,867,648	32,829,632
Net Increase (Decrease) in Net Assets Resulting from Operations	87,879,872	127,151,336	59,147,402	89,057,825
Distributions to Shareholders:
Class A	(15,584,599)	(7,399,554)	(28,628,322)	(19,772,909)
Class C	(312,908)	(109,166)	(868,457)	(710,231)
Class I	(410,211)	(184,325)	(2,876,447)	(2,198,411)
Class R3	(159,176)	(83,396)	(36,144)	(26,118)
Class R4	(69,523)	(30,745)	(36,556)	(22,860)
Class R5	(150,609)	(68,801)	(5,930)	(4,138)
Class R6	—	—	(12,210)	(9,354)
Class Y	—	—	(164,346)	(137,188)
Class F	(35,962)	(14,073)	(3,640,646)	(2,692,301)
Total distributions	(16,722,988)	(7,890,060)	(36,269,058)	(25,573,510)
Capital Share Transactions:
Sold	22,869,217	22,890,410	29,530,546	29,903,412
Issued on reinvestment of distributions	16,495,928	7,784,162	35,771,899	25,236,777
Redeemed	(74,827,379)	(78,680,770)	(105,653,666)	(118,127,228)
Net increase (decrease) from capital share transactions	(35,462,234)	(48,006,198)	(40,351,221)	(62,987,039)
Net Increase (Decrease) in Net Assets	35,694,650	71,255,078	(17,472,877)	497,276
Net Assets:
Beginning of period	541,344,687	470,089,609	586,610,484	586,113,208
End of period	$577,039,337	$541,344,687	$569,137,607	$586,610,484
The accompanying notes are an integral part of these financial statements.

81

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Real Asset Fund (Consolidated)		Hartford Schroders Diversified Opportunities Fund (Consolidated)
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$2,128,562	$3,323,181	$2,876,191	$1,661,372
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	2,988,834	10,055,816	782,867	1,590,754
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	2,295,087	(3,861,999)	14,327,729	8,619,707
Net Increase (Decrease) in Net Assets Resulting from Operations	7,412,483	9,516,998	17,986,787	11,871,833
Distributions to Shareholders:
Class A	(770,554)	(1,007,990)	—	—
Class C	(17,634)	(55,270)	—	—
Class I	(463,675)	(1,070,766)	(4,811)	(880)
Class R3	(4,878)	(5,469)	—	—
Class R4	(840)	(931)	—	—
Class R5	(1,937)	(13,587)	—	—
Class R6	(5,826)	(805)	—	—
Class Y	(1,125,343)	(1,876,040)	—	—
Class F	(369,921)	(744,150)	—	—
Class SDR	—	—	(3,066,794)	(533,627)
Total distributions	(2,760,608)	(4,775,008)	(3,071,605)	(534,507)
Capital Share Transactions:
Sold	7,022,106	23,639,309	57,940,677	16,008,086
Issued on reinvestment of distributions	2,722,500	4,728,762	3,071,605	534,507
Redeemed	(32,281,067)	(73,818,795)	—	—
Net increase (decrease) from capital share transactions	(22,536,461)	(45,450,724)	61,012,282	16,542,593
Net Increase (Decrease) in Net Assets	(17,884,586)	(40,708,734)	75,927,464	27,879,919
Net Assets:
Beginning of period	79,409,714	120,118,448	77,389,623	49,509,704
End of period	$61,525,128	$79,409,714	$153,317,087	$77,389,623
The accompanying notes are an integral part of these financial statements.

82

Hartford Multi-Strategy Funds
Financial Highlights

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Balanced Income Fund
For the Year Ended October 31, 2025
A	$14.99	$0.50	$0.51	$1.01	$(0.51)	$(0.50)	$—	$(1.01)	$14.99	7.15%	$4,564,809	0.89%	0.89%	3.42%	90%
C	14.72	0.38	0.50	0.88	(0.39)	(0.50)	—	(0.89)	14.71	6.36	872,665	1.65	1.65	2.67	90
I	15.00	0.54	0.50	1.04	(0.54)	(0.50)	—	(1.04)	15.00	7.40	3,340,152	0.66	0.66	3.66	90
R3	15.07	0.45	0.51	0.96	(0.45)	(0.50)	—	(0.95)	15.08	6.76	113,461	1.27	1.27	3.04	90
R4	15.08	0.49	0.52	1.01	(0.50)	(0.50)	—	(1.00)	15.09	7.09	53,155	0.97	0.97	3.35	90
R5	15.10	0.54	0.51	1.05	(0.54)	(0.50)	—	(1.04)	15.11	7.40	36,029	0.67	0.67	3.64	90
R6	15.21	0.56	0.52	1.08	(0.56)	(0.50)	—	(1.06)	15.23	7.53	256,264	0.57	0.57	3.74	90
Y	15.22	0.54	0.51	1.05	(0.54)	(0.50)	—	(1.04)	15.23	7.34	45,245	0.67	0.67	3.64	90
F	15.01	0.55	0.51	1.06	(0.56)	(0.50)	—	(1.06)	15.01	7.49	2,381,967	0.57	0.57	3.75	90
For the Year Ended October 31, 2024
A	$13.02	$0.51	$1.97	$2.48	$(0.51)	$—	$—	$(0.51)	$14.99	19.24%	$4,473,996	0.88%	0.88%	3.52%	61%
C	12.79	0.39	1.94	2.33	(0.40)	—	—	(0.40)	14.72	18.34	1,220,237	1.64	1.64	2.79	61
I	13.02	0.54	1.99	2.53	(0.55)	—	—	(0.55)	15.00	19.60	3,672,808	0.64	0.64	3.77	61
R3	13.08	0.46	1.99	2.45	(0.46)	—	—	(0.46)	15.07	18.85	124,184	1.28	1.27	3.14	61
R4	13.09	0.50	1.99	2.49	(0.50)	—	—	(0.50)	15.08	19.19	59,591	0.96	0.96	3.45	61
R5	13.11	0.54	1.99	2.53	(0.54)	—	—	(0.54)	15.10	19.51	38,932	0.66	0.66	3.75	61
R6	13.20	0.56	2.01	2.57	(0.56)	—	—	(0.56)	15.21	19.65	251,895	0.56	0.56	3.85	61
Y	13.21	0.55	2.00	2.55	(0.54)	—	—	(0.54)	15.22	19.51	48,983	0.67	0.67	3.74	61
F	13.03	0.56	1.98	2.54	(0.56)	—	—	(0.56)	15.01	19.68	2,515,471	0.56	0.56	3.85	61
For the Year Ended October 31, 2023
A	$13.75	$0.45	$(0.29)	$0.16	$(0.47)	$(0.42)	$—	$(0.89)	$13.02	0.94%	$3,957,111	0.87%	0.87%	3.26%	57%
C	13.51	0.34	(0.28)	0.06	(0.36)	(0.42)	—	(0.78)	12.79	0.23	1,524,593	1.63	1.63	2.50	57
I	13.75	0.49	(0.30)	0.19	(0.50)	(0.42)	—	(0.92)	13.02	1.18	3,695,164	0.63	0.63	3.50	57
R3	13.81	0.40	(0.30)	0.10	(0.41)	(0.42)	—	(0.83)	13.08	0.55	120,885	1.25	1.24	2.89	57
R4	13.82	0.44	(0.30)	0.14	(0.45)	(0.42)	—	(0.87)	13.09	0.85	58,655	0.95	0.95	3.18	57
R5	13.84	0.48	(0.29)	0.19	(0.50)	(0.42)	—	(0.92)	13.11	1.16	37,567	0.65	0.65	3.48	57
R6	13.93	0.50	(0.30)	0.20	(0.51)	(0.42)	—	(0.93)	13.20	1.25	254,986	0.55	0.55	3.58	57
Y	13.93	0.49	(0.30)	0.19	(0.49)	(0.42)	—	(0.91)	13.21	1.21	48,595	0.66	0.66	3.45	57
F	13.76	0.50	(0.30)	0.20	(0.51)	(0.42)	—	(0.93)	13.03	1.27	2,368,403	0.55	0.55	3.58	57
For the Year Ended October 31, 2022
A	$16.72	$0.37	$(2.21)	$(1.84)	$(0.37)	$(0.76)	$—	$(1.13)	$13.75	(11.62)%	$4,167,360	0.86%	0.86%	2.50%	60%
C	16.45	0.26	(2.18)	(1.92)	(0.26)	(0.76)	—	(1.02)	13.51	(12.33)	2,053,985	1.62	1.62	1.73	60
I	16.72	0.41	(2.21)	(1.80)	(0.41)	(0.76)	—	(1.17)	13.75	(11.41)	4,254,506	0.62	0.62	2.74	60
R3	16.79	0.32	(2.22)	(1.90)	(0.32)	(0.76)	—	(1.08)	13.81	(11.96)	132,616	1.24	1.23	2.12	60
R4	16.80	0.36	(2.22)	(1.86)	(0.36)	(0.76)	—	(1.12)	13.82	(11.71)	72,765	0.94	0.94	2.41	60
R5	16.82	0.41	(2.23)	(1.82)	(0.40)	(0.76)	—	(1.16)	13.84	(11.42)	38,799	0.64	0.64	2.71	60
R6	16.92	0.43	(2.24)	(1.81)	(0.42)	(0.76)	—	(1.18)	13.93	(11.32)	252,429	0.54	0.54	2.82	60
Y	16.92	0.41	(2.24)	(1.83)	(0.40)	(0.76)	—	(1.16)	13.93	(11.42)	88,076	0.64	0.64	2.70	60
F	16.73	0.42	(2.21)	(1.79)	(0.42)	(0.76)	—	(1.18)	13.76	(11.32)	2,468,012	0.54	0.54	2.83	60
The accompanying notes are an integral part of these financial statements.

83

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Balanced Income Fund – (continued)
For the Year Ended October 31, 2021
A	$14.53	$0.33	$2.26	$2.59	$(0.33)	$(0.07)	$—	$(0.40)	$16.72	17.97%	$4,748,602	0.86%	0.86%	2.08%	44%
C	14.29	0.21	2.22	2.43	(0.20)	(0.07)	—	(0.27)	16.45	17.16	2,859,547	1.61	1.61	1.34	44
I	14.53	0.37	2.25	2.62	(0.36)	(0.07)	—	(0.43)	16.72	18.26	4,859,868	0.61	0.61	2.33	44
R3	14.59	0.28	2.25	2.53	(0.26)	(0.07)	—	(0.33)	16.79	17.51	153,099	1.24	1.24	1.71	44
R4	14.59	0.32	2.27	2.59	(0.31)	(0.07)	—	(0.38)	16.80	17.93	93,401	0.94	0.94	2.01	44
R5	14.61	0.37	2.27	2.64	(0.36)	(0.07)	—	(0.43)	16.82	18.25	43,487	0.64	0.64	2.31	44
R6	14.70	0.39	2.28	2.67	(0.38)	(0.07)	—	(0.45)	16.92	18.33	285,749	0.54	0.54	2.40	44
Y	14.70	0.38	2.27	2.65	(0.36)	(0.07)	—	(0.43)	16.92	18.21	132,364	0.64	0.64	2.31	44
F	14.54	0.39	2.25	2.64	(0.38)	(0.07)	—	(0.45)	16.73	18.33	2,719,790	0.53	0.53	2.40	44
The Hartford Checks and Balances Fund
For the Year Ended October 31, 2025
A	$10.31	$0.21	$0.83	$1.04	$(0.32)	$(0.14)	$—	$(0.46)	$10.89	10.42%	$1,246,006	0.38%	0.38%	2.06%	17%
C	10.23	0.13	0.82	0.95	(0.23)	(0.14)	—	(0.37)	10.81	9.61	40,734	1.17	1.17	1.28	17
I	10.33	0.24	0.83	1.07	(0.34)	(0.14)	—	(0.48)	10.92	10.73	88,006	0.17	0.17	2.31	17
R3	10.25	0.17	0.83	1.00	(0.28)	(0.14)	—	(0.42)	10.83	10.06	10,313	0.76	0.76	1.68	17
R4	10.26	0.20	0.83	1.03	(0.31)	(0.14)	—	(0.45)	10.84	10.39	3,458	0.46	0.46	1.98	17
R5	10.10	0.23	0.81	1.04	(0.34)	(0.14)	—	(0.48)	10.66	10.69	1,540	0.16	0.16	2.28	17
F	10.33	0.25	0.83	1.08	(0.35)	(0.14)	—	(0.49)	10.92	10.87	1,772	0.04	0.04	2.42	17
For the Year Ended October 31, 2024
A	$8.68	$0.19	$1.89	$2.08	$(0.19)	$(0.26)	$—	$(0.45)	$10.31	24.48%	$1,252,057	0.38%	0.38%	1.95%	7%
C	8.62	0.11	1.87	1.98	(0.11)	(0.26)	—	(0.37)	10.23	23.44	49,189	1.16	1.16	1.18	7
I	8.70	0.22	1.88	2.10	(0.21)	(0.26)	—	(0.47)	10.33	24.70	85,087	0.15	0.15	2.22	7
R3	8.63	0.15	1.88	2.03	(0.15)	(0.26)	—	(0.41)	10.25	24.06	10,347	0.75	0.75	1.57	7
R4	8.64	0.18	1.88	2.06	(0.18)	(0.26)	—	(0.44)	10.26	24.40	3,627	0.45	0.45	1.88	7
R5	8.51	0.21	1.85	2.06	(0.21)	(0.26)	—	(0.47)	10.10	24.82	1,625	0.14	0.14	2.17	7
F	8.70	0.24	1.87	2.11	(0.22)	(0.26)	—	(0.48)	10.33	24.83	2,024	0.04	0.04	2.48	7
For the Year Ended October 31, 2023
A	$9.17	$0.15	$0.12	$0.27	$(0.15)	$(0.61)	$—	$(0.76)	$8.68	2.95%	$1,114,721	0.38%	0.38%	1.63%	9%
C	9.11	0.08	0.12	0.20	(0.08)	(0.61)	—	(0.69)	8.62	2.14	54,600	1.16	1.16	0.85	9
I	9.19	0.17	0.12	0.29	(0.17)	(0.61)	—	(0.78)	8.70	3.19	70,625	0.14	0.14	1.84	9
R3	9.13	0.11	0.12	0.23	(0.12)	(0.61)	—	(0.73)	8.63	2.46	8,621	0.76	0.75	1.26	9
R4	9.14	0.14	0.12	0.26	(0.15)	(0.61)	—	(0.76)	8.64	2.79	3,081	0.44	0.44	1.58	9
R5	9.01	0.16	0.12	0.28	(0.17)	(0.61)	—	(0.78)	8.51	3.12	1,225	0.16	0.16	1.85	9
F	9.18	0.19	0.12	0.31	(0.18)	(0.61)	—	(0.79)	8.70	3.41	5,835	0.04	0.04	2.08	9
For the Year Ended October 31, 2022
A	$11.34	$0.13	$(1.60)	$(1.47)	$(0.28)	$(0.42)	$—	$(0.70)	$9.17	(13.73)%	$1,204,237	0.38%	0.37%	1.25%	15%
C	11.26	0.05	(1.58)	(1.53)	(0.20)	(0.42)	—	(0.62)	9.11	(14.35)	73,444	1.15	1.15	0.46	15
I	11.36	0.15	(1.59)	(1.44)	(0.31)	(0.42)	—	(0.73)	9.19	(13.50)	75,930	0.14	0.14	1.48	15
R3	11.28	0.09	(1.57)	(1.48)	(0.25)	(0.42)	—	(0.67)	9.13	(13.94)	9,384	0.75	0.74	0.89	15
R4	11.29	0.12	(1.57)	(1.45)	(0.28)	(0.42)	—	(0.70)	9.14	(13.67)	3,055	0.44	0.44	1.18	15
R5	11.15	0.14	(1.55)	(1.41)	(0.31)	(0.42)	—	(0.73)	9.01	(13.49)	577	0.16	0.16	1.47	15
F	11.35	0.16	(1.59)	(1.43)	(0.32)	(0.42)	—	(0.74)	9.18	(13.42)	1,926	0.04	0.04	1.58	15
The accompanying notes are an integral part of these financial statements.

84

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Checks and Balances Fund – (continued)
For the Year Ended October 31, 2021
A	$9.42	$0.11	$2.25	$2.36	$(0.18)	$(0.26)	$—	$(0.44)	$11.34	25.55%	$1,495,256	0.37%	0.37%	1.05%	8%
C	9.36	0.03	2.23	2.26	(0.10)	(0.26)	—	(0.36)	11.26	24.52	109,278	1.15	1.15	0.30	8
I	9.44	0.14	2.25	2.39	(0.21)	(0.26)	—	(0.47)	11.36	25.80	101,121	0.13	0.13	1.29	8
R3	9.38	0.07	2.23	2.30	(0.14)	(0.26)	—	(0.40)	11.28	24.94	11,046	0.75	0.75	0.68	8
R4	9.39	0.10	2.23	2.33	(0.17)	(0.26)	—	(0.43)	11.29	25.32	3,504	0.45	0.45	0.97	8
R5	9.28	0.13	2.21	2.34	(0.21)	(0.26)	—	(0.47)	11.15	25.69	669	0.15	0.15	1.25	8
F	9.43	0.15	2.25	2.40	(0.22)	(0.26)	—	(0.48)	11.35	25.93	2,533	0.04	0.04	1.39	8
The Hartford Conservative Allocation Fund
For the Year Ended October 31, 2025
A	$11.31	$0.34	$0.87	$1.21	$(0.27)	$(0.02)	$—	$(0.29)	$12.23	11.02%	$124,149	0.53%	0.53%	2.93%	27%
C	11.19	0.25	0.86	1.11	(0.19)	(0.02)	—	(0.21)	12.09	10.10	4,869	1.34	1.33	2.16	27
I	11.34	0.37	0.87	1.24	(0.31)	(0.02)	—	(0.33)	12.25	11.23	12,357	0.26	0.26	3.19	27
R3	11.28	0.29	0.88	1.17	(0.24)	(0.02)	—	(0.26)	12.19	10.61	1,454	0.87	0.87	2.56	27
R4	11.27	0.33	0.87	1.20	(0.27)	(0.02)	—	(0.29)	12.18	10.96	911	0.57	0.57	2.89	27
R5	11.32	0.36	0.88	1.24	(0.31)	(0.02)	—	(0.33)	12.23	11.25	1,425	0.27	0.27	3.14	27
Y	11.34	0.32	0.92	1.24	(0.31)	(0.02)	—	(0.33)	12.25	11.23	245	0.22	0.22	2.76	27
F	11.35	0.39	0.87	1.26	(0.32)	(0.02)	—	(0.34)	12.27	11.44	212	0.15	0.15	3.39	27
For the Year Ended October 31, 2024
A	$9.82	$0.31	$1.45	$1.76	$(0.27)	$—	$—	$(0.27)	$11.31	18.10%	$130,603	0.63%	0.63%	2.85%	29%
C	9.73	0.22	1.43	1.65	(0.19)	—	—	(0.19)	11.19	17.05	7,736	1.44	1.44	2.06	29
I	9.85	0.36	1.42	1.78	(0.29)	—	—	(0.29)	11.34	18.35	8,851	0.38	0.38	3.36	29
R3	9.81	0.27	1.44	1.71	(0.24)	—	—	(0.24)	11.28	17.61	1,914	0.99	0.98	2.45	29
R4	9.80	0.30	1.44	1.74	(0.27)	—	—	(0.27)	11.27	17.99	736	0.69	0.68	2.74	29
R5	9.84	0.33	1.46	1.79	(0.31)	—	—	(0.31)	11.32	18.38	1,510	0.38	0.38	3.03	29
Y(5)	11.41	0.02	(0.09)(6)	(0.07)	—	—	—	—	11.34	(0.61)(7)	1,345	0.16 (8)(9)	0.16 (8)(9)	10.84 (8)(9)	29
F	9.86	0.34	1.46	1.80	(0.31)	—	—	(0.31)	11.35	18.45	292	0.27	0.27	3.23	29
For the Year Ended October 31, 2023
A	$9.80	$0.23	$0.04	$0.27	$(0.21)	$(0.04)	$—	$(0.25)	$9.82	2.72%	$80,253	0.63%	0.62%	2.25%	19%
C	9.70	0.15	0.05	0.20	(0.13)	(0.04)	—	(0.17)	9.73	2.07	5,145	1.41	1.41	1.46	19
I	9.82	0.25	0.05	0.30	(0.23)	(0.04)	—	(0.27)	9.85	3.08	1,918	0.37	0.37	2.51	19
R3	9.79	0.19	0.05	0.24	(0.18)	(0.04)	—	(0.22)	9.81	2.47	1,206	0.98	0.98	1.86	19
R4	9.79	0.22	0.04	0.26	(0.21)	(0.04)	—	(0.25)	9.80	2.67	518	0.68	0.68	2.17	19
R5	9.83	0.25	0.04	0.29	(0.24)	(0.04)	—	(0.28)	9.84	2.97	1,228	0.38	0.38	2.51	19
F	9.83	0.27	0.04	0.31	(0.24)	(0.04)	—	(0.28)	9.86	3.18	144	0.27	0.27	2.62	19
For the Year Ended October 31, 2022
A	$12.14	$0.22	$(2.01)	$(1.79)	$(0.19)	$(0.36)	$—	$(0.55)	$9.80	(15.43)%	$92,732	0.60%	0.59%	2.01%	50%
C	12.04	0.13	(2.01)	(1.88)	(0.10)	(0.36)	—	(0.46)	9.70	(16.20)	5,756	1.38	1.38	1.21	50
I	12.17	0.24	(2.01)	(1.77)	(0.22)	(0.36)	—	(0.58)	9.82	(15.26)	1,726	0.34	0.34	2.27	50
R3	12.15	0.18	(2.02)	(1.84)	(0.16)	(0.36)	—	(0.52)	9.79	(15.80)	1,554	0.96	0.96	1.68	50
R4	12.15	0.21	(2.01)	(1.80)	(0.20)	(0.36)	—	(0.56)	9.79	(15.55)	532	0.66	0.66	1.92	50
R5	12.19	0.24	(2.01)	(1.77)	(0.23)	(0.36)	—	(0.59)	9.83	(15.24)	1,187	0.36	0.36	2.25	50
F	12.18	0.26	(2.02)	(1.76)	(0.23)	(0.36)	—	(0.59)	9.83	(15.17)	142	0.24	0.24	2.37	50
The accompanying notes are an integral part of these financial statements.

85

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Conservative Allocation Fund – (continued)
For the Year Ended October 31, 2021
A	$10.99	$0.11	$1.21	$1.32	$(0.17)	$—	$—	$(0.17)	$12.14	12.13%	$123,369	0.58%	0.58%	0.89%	14%
C	10.90	0.02	1.21	1.23	(0.09)	—	—	(0.09)	12.04	11.29	8,208	1.37	1.37	0.14	14
I	11.01	0.14	1.22	1.36	(0.20)	—	—	(0.20)	12.17	12.48	2,188	0.32	0.32	1.14	14
R3	11.00	0.06	1.23	1.29	(0.14)	—	—	(0.14)	12.15	11.84	2,344	0.95	0.95	0.50	14
R4	11.00	0.10	1.23	1.33	(0.18)	—	—	(0.18)	12.15	12.17	684	0.64	0.64	0.87	14
R5	11.04	0.13	1.24	1.37	(0.22)	—	—	(0.22)	12.19	12.47	1,452	0.35	0.35	1.13	14
F	11.03	0.16	1.21	1.37	(0.22)	—	—	(0.22)	12.18	12.48	169	0.23	0.23	1.31	14
Hartford Moderate Allocation Fund
For the Year Ended October 31, 2025
A	$12.97	$0.28	$1.56	$1.84	$(0.31)	$—	$—	$(0.31)	$14.50	14.49%	$283,964	0.55%	0.55%	2.06%	39%
C	12.87	0.16	1.57	1.73	(0.19)	—	—	(0.19)	14.41	13.62	7,080	1.39	1.39	1.22	39
I	13.04	0.31	1.58	1.89	(0.34)	—	—	(0.34)	14.59	14.88	10,613	0.29	0.29	2.30	39
R3	12.73	0.22	1.54	1.76	(0.26)	—	—	(0.26)	14.23	14.07	8,884	0.90	0.90	1.70	39
R4	13.00	0.27	1.56	1.83	(0.30)	—	—	(0.30)	14.53	14.42	2,970	0.60	0.60	2.03	39
R5	13.06	0.31	1.57	1.88	(0.34)	—	—	(0.34)	14.60	14.78	10,930	0.29	0.29	2.33	39
F	13.05	0.34	1.57	1.91	(0.36)	—	—	(0.36)	14.60	14.98	908	0.18	0.18	2.53	39
For the Year Ended October 31, 2024
A	$10.73	$0.26	$2.22	$2.48	$(0.24)	$—	$—	$(0.24)	$12.97	23.38%	$278,692	0.55%	0.54%	2.15%	11%
C	10.65	0.17	2.19	2.36	(0.14)	—	—	(0.14)	12.87	22.32	7,230	1.38	1.38	1.38	11
I	10.79	0.30	2.22	2.52	(0.27)	—	—	(0.27)	13.04	23.67	8,084	0.27	0.27	2.41	11
R3	10.53	0.22	2.18	2.40	(0.20)	—	—	(0.20)	12.73	22.98	10,106	0.87	0.87	1.79	11
R4	10.75	0.26	2.23	2.49	(0.24)	—	—	(0.24)	13.00	23.42	3,079	0.58	0.58	2.09	11
R5	10.80	0.29	2.25	2.54	(0.28)	—	—	(0.28)	13.06	23.75	9,485	0.28	0.28	2.39	11
F	10.79	0.30	2.25	2.55	(0.29)	—	—	(0.29)	13.05	23.88	860	0.18	0.18	2.44	11
For the Year Ended October 31, 2023
A	$10.81	$0.21	$0.23	$0.44	$(0.22)	$(0.30)	$—	$(0.52)	$10.73	4.13%	$252,142	0.54%	0.54%	1.87%	22%
C	10.71	0.12	0.23	0.35	(0.11)	(0.30)	—	(0.41)	10.65	3.31	8,075	1.36	1.35	1.06	22
I	10.87	0.24	0.23	0.47	(0.25)	(0.30)	—	(0.55)	10.79	4.41	7,218	0.27	0.27	2.13	22
R3	10.61	0.17	0.22	0.39	(0.17)	(0.30)	—	(0.47)	10.53	3.78	9,159	0.88	0.88	1.54	22
R4	10.83	0.21	0.22	0.43	(0.21)	(0.30)	—	(0.51)	10.75	4.03	2,435	0.58	0.58	1.85	22
R5	10.87	0.24	0.24	0.48	(0.25)	(0.30)	—	(0.55)	10.80	4.49	7,032	0.28	0.28	2.14	22
F	10.87	0.25	0.23	0.48	(0.26)	(0.30)	—	(0.56)	10.79	4.52	474	0.18	0.18	2.23	22
For the Year Ended October 31, 2022
A	$13.86	$0.24	$(2.43)	$(2.19)	$(0.24)	$(0.62)	$—	$(0.86)	$10.81	(16.82)%	$275,568	0.53%	0.53%	1.97%	50%
C	13.69	0.14	(2.41)	(2.27)	(0.09)	(0.62)	—	(0.71)	10.71	(17.50)	9,847	1.34	1.34	1.13	50
I	13.93	0.28	(2.44)	(2.16)	(0.28)	(0.62)	—	(0.90)	10.87	(16.59)	8,541	0.26	0.26	2.28	50
R3	13.63	0.19	(2.39)	(2.20)	(0.20)	(0.62)	—	(0.82)	10.61	(17.15)	12,335	0.88	0.88	1.61	50
R4	13.89	0.23	(2.43)	(2.20)	(0.24)	(0.62)	—	(0.86)	10.83	(16.90)	2,582	0.59	0.59	1.89	50
R5	13.94	0.26	(2.43)	(2.17)	(0.28)	(0.62)	—	(0.90)	10.87	(16.65)	6,667	0.28	0.28	2.17	50
F	13.94	0.28	(2.44)	(2.16)	(0.29)	(0.62)	—	(0.91)	10.87	(16.58)	486	0.17	0.17	2.35	50
The accompanying notes are an integral part of these financial statements.

86

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Moderate Allocation Fund – (continued)
For the Year Ended October 31, 2021
A	$11.91	$0.11	$2.32	$2.43	$(0.19)	$(0.29)	$—	$(0.48)	$13.86	20.72%	$365,226	0.52%	0.52%	0.85%	14%
C	11.77	0.02	2.27	2.29	(0.08)	(0.29)	—	(0.37)	13.69	19.70	16,605	1.31	1.31	0.14	14
I	11.97	0.15	2.32	2.47	(0.22)	(0.29)	—	(0.51)	13.93	21.01	11,018	0.26	0.26	1.12	14
R3	11.72	0.06	2.28	2.34	(0.14)	(0.29)	—	(0.43)	13.63	20.27	15,765	0.87	0.87	0.48	14
R4	11.94	0.11	2.31	2.42	(0.18)	(0.29)	—	(0.47)	13.89	20.63	3,307	0.58	0.58	0.80	14
R5	11.98	0.14	2.33	2.47	(0.22)	(0.29)	—	(0.51)	13.94	20.97	7,685	0.27	0.27	1.07	14
F	11.98	0.16	2.32	2.48	(0.23)	(0.29)	—	(0.52)	13.94	21.09	555	0.17	0.17	1.20	14
Hartford Moderately Aggressive Allocation Fund (formerly, The Hartford Growth Allocation Fund)
For the Year Ended October 31, 2025
A	$14.90	$0.20	$2.30	$2.50	$(0.25)	$(0.21)	$—	$(0.46)	$16.94	17.26%	$535,910	0.55%	0.54%	1.31%	37%
C	14.81	0.07	2.29	2.36	(0.11)	(0.21)	—	(0.32)	16.85	16.26	13,399	1.39	1.39	0.49	37
I	14.80	0.24	2.28	2.52	(0.29)	(0.21)	—	(0.50)	16.82	17.56	14,051	0.28	0.28	1.55	37
R3	14.43	0.15	2.22	2.37	(0.19)	(0.21)	—	(0.40)	16.40	16.87	5,625	0.87	0.87	0.99	37
R4	14.82	0.22	2.27	2.49	(0.25)	(0.21)	—	(0.46)	16.85	17.26	1,834	0.58	0.58	1.43	37
R5	14.94	0.24	2.31	2.55	(0.29)	(0.21)	—	(0.50)	16.99	17.60	4,983	0.26	0.26	1.58	37
F	14.83	0.26	2.28	2.54	(0.31)	(0.21)	—	(0.52)	16.85	17.65	1,237	0.16	0.16	1.66	37
For the Year Ended October 31, 2024
A	$11.82	$0.21	$3.07	$3.28	$(0.20)	$—	$—	$(0.20)	$14.90	28.02%	$501,817	0.54%	0.53%	1.48%	9%
C	11.74	0.09	3.07	3.16	(0.09)	—	—	(0.09)	14.81	26.98	14,200	1.38	1.38	0.68	9
I	11.75	0.24	3.05	3.29	(0.24)	—	—	(0.24)	14.80	28.29	12,230	0.26	0.26	1.73	9
R3	11.46	0.16	2.98	3.14	(0.17)	—	—	(0.17)	14.43	27.58	5,694	0.88	0.88	1.17	9
R4	11.77	0.20	3.05	3.25	(0.20)	—	—	(0.20)	14.82	27.86	2,158	0.57	0.57	1.42	9
R5	11.85	0.24	3.09	3.33	(0.24)	—	—	(0.24)	14.94	28.38	4,240	0.26	0.26	1.70	9
F	11.76	0.25	3.07	3.32	(0.25)	—	—	(0.25)	14.83	28.55	1,004	0.16	0.16	1.79	9
For the Year Ended October 31, 2023
A	$11.99	$0.18	$0.41	$0.59	$(0.24)	$(0.52)	$—	$(0.76)	$11.82	5.04%	$434,170	0.54%	0.54%	1.47%	25%
C	11.90	0.08	0.40	0.48	(0.12)	(0.52)	—	(0.64)	11.74	4.14	15,381	1.37	1.37	0.67	25
I	11.93	0.21	0.40	0.61	(0.27)	(0.52)	—	(0.79)	11.75	5.30	8,516	0.26	0.26	1.76	25
R3	11.65	0.13	0.40	0.53	(0.20)	(0.52)	—	(0.72)	11.46	4.67	5,663	0.87	0.87	1.13	25
R4	11.93	0.18	0.40	0.58	(0.22)	(0.52)	—	(0.74)	11.77	5.05	1,775	0.58	0.58	1.52	25
R5	12.03	0.21	0.40	0.61	(0.27)	(0.52)	—	(0.79)	11.85	5.24	3,936	0.26	0.26	1.74	25
F	11.94	0.22	0.40	0.62	(0.28)	(0.52)	—	(0.80)	11.76	5.40	648	0.16	0.16	1.84	25
For the Year Ended October 31, 2022
A	$15.72	$0.26	$(2.85)	$(2.59)	$(0.30)	$(0.84)	$—	$(1.14)	$11.99	(17.73)%	$450,709	0.53%	0.53%	1.95%	45%
C	15.58	0.15	(2.84)	(2.69)	(0.15)	(0.84)	—	(0.99)	11.90	(18.38)	18,666	1.35	1.35	1.12	45
I	15.63	0.30	(2.83)	(2.53)	(0.33)	(0.84)	—	(1.17)	11.93	(17.44)	8,972	0.25	0.25	2.21	45
R3	15.31	0.21	(2.78)	(2.57)	(0.25)	(0.84)	—	(1.09)	11.65	(18.00)	5,693	0.87	0.87	1.61	45
R4	15.64	0.26	(2.84)	(2.58)	(0.29)	(0.84)	—	(1.13)	11.93	(17.72)	2,087	0.57	0.57	1.92	45
R5	15.75	0.30	(2.85)	(2.55)	(0.33)	(0.84)	—	(1.17)	12.03	(17.42)	3,678	0.27	0.27	2.23	45
F	15.65	0.33	(2.85)	(2.52)	(0.35)	(0.84)	—	(1.19)	11.94	(17.38)	521	0.16	0.16	2.42	45
The accompanying notes are an integral part of these financial statements.

87

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Moderately Aggressive Allocation Fund (formerly, The Hartford Growth Allocation Fund) – (continued)
For the Year Ended October 31, 2021
A	$12.75	$0.11	$3.42	$3.53	$(0.19)	$(0.37)	$—	$(0.56)	$15.72	28.32%	$591,999	0.53%	0.52%	0.76%	14%
C	12.64	(0.00)(10)	3.39	3.39	(0.08)	(0.37)	—	(0.45)	15.58	27.24	29,186	1.33	1.33	0.03	14
I	12.69	0.15	3.39	3.54	(0.23)	(0.37)	—	(0.60)	15.63	28.57	11,997	0.29	0.29	0.99	14
R3	12.44	0.06	3.33	3.39	(0.15)	(0.37)	—	(0.52)	15.31	27.85	6,848	0.87	0.87	0.42	14
R4	12.69	0.10	3.40	3.50	(0.18)	(0.37)	—	(0.55)	15.64	28.17	3,069	0.57	0.57	0.71	14
R5	12.78	0.16	3.41	3.57	(0.23)	(0.37)	—	(0.60)	15.75	28.58	4,796	0.26	0.26	1.05	14
F	12.70	0.15	3.41	3.56	(0.24)	(0.37)	—	(0.61)	15.65	28.74	828	0.15	0.15	1.02	14
Hartford Multi-Asset Income Fund
For the Year Ended October 31, 2025
A	$19.24	$1.18	$0.86	$2.04	$(1.24)	$—	$—	$(1.24)	$20.04	11.03%	$454,003	1.08%	1.07%	6.09%	117%(11)
C	19.39	1.04	0.87	1.91	(1.07)	—	—	(1.07)	20.23	10.20	14,395	1.82	1.82	5.34	117 (11)
I	19.18	1.23	0.85	2.08	(1.30)	—	—	(1.30)	19.96	11.33	45,415	0.78	0.78	6.36	117 (11)
R3	19.62	1.14	0.88	2.02	(1.16)	—	—	(1.16)	20.48	10.72	563	1.39	1.38	5.78	117 (11)
R4	19.65	1.20	0.88	2.08	(1.23)	—	—	(1.23)	20.50	11.03	625	1.09	1.09	6.08	117 (11)
R5	19.62	1.26	0.88	2.14	(1.30)	—	—	(1.30)	20.46	11.37	93	0.79	0.79	6.40	117 (11)
R6	19.61	1.28	0.88	2.16	(1.33)	—	—	(1.33)	20.44	11.47	191	0.67	0.67	6.49	117 (11)
Y	19.63	1.26	0.88	2.14	(1.30)	—	—	(1.30)	20.47	11.37	2,575	0.78	0.78	6.37	117 (11)
F	19.15	1.25	0.86	2.11	(1.33)	—	—	(1.33)	19.93	11.48	51,277	0.67	0.67	6.49	117 (11)
For the Year Ended October 31, 2024
A	$17.32	$0.85	$1.87	$2.72	$(0.80)	$—	$—	$(0.80)	$19.24	15.87%(12)	$461,475	1.05%	1.05%	4.49%	187%(11)
C	17.43	0.70	1.90	2.60	(0.64)	—	—	(0.64)	19.39	15.01 (12)	18,603	1.79	1.79	3.71	187 (11)
I	17.27	0.90	1.87	2.77	(0.86)	—	—	(0.86)	19.18	16.24 (12)	46,490	0.76	0.76	4.77	187 (11)
R3	17.64	0.81	1.91	2.72	(0.74)	—	—	(0.74)	19.62	15.52 (12)	604	1.38	1.34	4.21	187 (11)
R4	17.67	0.86	1.92	2.78	(0.80)	—	—	(0.80)	19.65	15.85 (12)	565	1.08	1.08	4.47	187 (11)
R5	17.65	0.92	1.91	2.83	(0.86)	—	—	(0.86)	19.62	16.20 (12)	87	0.78	0.78	4.79	187 (11)
R6	17.65	0.92	1.92	2.84	(0.88)	—	—	(0.88)	19.61	16.29 (12)	179	0.66	0.66	4.78	187 (11)
Y	17.66	0.91	1.92	2.83	(0.86)	—	—	(0.86)	19.63	16.20 (12)	2,671	0.77	0.77	4.73	187 (11)
F	17.25	0.92	1.86	2.78	(0.88)	—	—	(0.88)	19.15	16.32 (12)	55,936	0.66	0.66	4.88	187 (11)
For the Year Ended October 31, 2023
A	$17.38	$0.72	$0.16	$0.88	$(0.91)	$—	$(0.03)	$(0.94)	$17.32	5.05%	$449,939	1.04%	1.04%	4.00%	65%(11)
C	17.46	0.59	0.17	0.76	(0.77)	—	(0.02)	(0.79)	17.43	4.30	24,323	1.78	1.78	3.23	65 (11)
I	17.34	0.77	0.16	0.93	(0.97)	—	(0.03)	(1.00)	17.27	5.36	50,602	0.74	0.74	4.28	65 (11)
R3	17.68	0.68	0.16	0.84	(0.85)	—	(0.03)	(0.88)	17.64	4.71	629	1.37	1.33	3.71	65 (11)
R4	17.71	0.73	0.16	0.89	(0.90)	—	(0.03)	(0.93)	17.67	5.01	491	1.07	1.07	3.97	65 (11)
R5	17.70	0.78	0.17	0.95	(0.97)	—	(0.03)	(1.00)	17.65	5.32	83	0.77	0.77	4.27	65 (11)
R6	17.70	0.80	0.17	0.97	(0.99)	—	(0.03)	(1.02)	17.65	5.46	296	0.65	0.65	4.37	65 (11)
Y	17.72	0.79	0.15	0.94	(0.97)	—	(0.03)	(1.00)	17.66	5.28	3,929	0.76	0.76	4.28	65 (11)
F	17.33	0.79	0.15	0.94	(0.99)	—	(0.03)	(1.02)	17.25	5.41	55,821	0.65	0.65	4.38	65 (11)
For the Year Ended October 31, 2022
A	$21.77	$0.55	$(3.44)	$(2.89)	$(0.60)	$(0.90)	$—	$(1.50)	$17.38	(14.00)%	$477,899	1.02%	1.02%	2.87%	59%(11)
C	21.85	0.41	(3.46)	(3.05)	(0.44)	(0.90)	—	(1.34)	17.46	(14.67)	35,188	1.75	1.75	2.10	59 (11)
I	21.74	0.61	(3.45)	(2.84)	(0.66)	(0.90)	—	(1.56)	17.34	(13.79)	63,158	0.72	0.72	3.13	59 (11)
R3	22.11	0.50	(3.50)	(3.00)	(0.53)	(0.90)	—	(1.43)	17.68	(14.27)	571	1.35	1.33	2.53	59 (11)
R4	22.16	0.55	(3.51)	(2.96)	(0.59)	(0.90)	—	(1.49)	17.71	(14.08)	702	1.05	1.05	2.82	59 (11)
R5	22.15	0.62	(3.51)	(2.89)	(0.66)	(0.90)	—	(1.56)	17.70	(13.79)	83	0.75	0.75	3.13	59 (11)
R6	22.15	0.64	(3.51)	(2.87)	(0.68)	(0.90)	—	(1.58)	17.70	(13.68)	310	0.64	0.64	3.27	59 (11)
Y	22.17	0.60	(3.49)	(2.89)	(0.66)	(0.90)	—	(1.56)	17.72	(13.78)	4,179	0.74	0.74	3.05	59 (11)
F	21.72	0.63	(3.44)	(2.81)	(0.68)	(0.90)	—	(1.58)	17.33	(13.67)	64,831	0.64	0.64	3.25	59 (11)
The accompanying notes are an integral part of these financial statements.

88

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Multi-Asset Income Fund – (continued)
For the Year Ended October 31, 2021
A	$19.61	$0.58	$2.15	$2.73	$(0.57)	$—	$—	$(0.57)	$21.77	14.01%	$622,085	1.01%	1.00%	2.69%	63%(11)
C	19.65	0.41	2.18	2.59	(0.39)	—	—	(0.39)	21.85	13.23	59,640	1.73	1.73	1.93	63 (11)
I	19.58	0.64	2.16	2.80	(0.64)	—	—	(0.64)	21.74	14.41	99,967	0.70	0.70	2.99	63 (11)
R3	19.89	0.52	2.20	2.72	(0.50)	—	—	(0.50)	22.11	13.75	1,044	1.34	1.26	2.39	63 (11)
R4	19.95	0.59	2.19	2.78	(0.57)	—	—	(0.57)	22.16	13.99	971	1.04	1.04	2.69	63 (11)
R5	19.94	0.64	2.20	2.84	(0.63)	—	—	(0.63)	22.15	14.35	154	0.74	0.74	2.95	63 (11)
R6	19.95	0.67	2.19	2.86	(0.66)	—	—	(0.66)	22.15	14.44	342	0.63	0.63	3.07	63 (11)
Y	19.96	0.64	2.21	2.85	(0.64)	—	—	(0.64)	22.17	14.35	7,238	0.73	0.73	2.95	63 (11)
F	19.57	0.65	2.16	2.81	(0.66)	—	—	(0.66)	21.72	14.47	84,040	0.63	0.63	3.06	63 (11)
Hartford Real Asset Fund (Consolidated)
For the Year Ended October 31, 2025
A	$8.88	$0.28	$0.81	$1.09	$(0.30)	$—	$—	$(0.30)	$9.67	12.90%	$23,913	1.68%	1.25%	3.08%	149%
C	8.60	0.20	0.79	0.99	(0.24)	—	—	(0.24)	9.35	11.95	451	2.53	2.00	2.27	149
I	8.90	0.30	0.81	1.11	(0.32)	—	—	(0.32)	9.69	13.16	13,224	1.38	1.00	3.32	149
R3	8.93	0.25	0.82	1.07	(0.28)	—	—	(0.28)	9.72	12.54	170	2.01	1.50	2.80	149
R4	8.93	0.28	0.82	1.10	(0.31)	—	—	(0.31)	9.72	12.88	28	1.71	1.20	3.12	149
R5	8.83	0.31	0.80	1.11	(0.33)	—	—	(0.33)	9.61	13.21	48	1.41	0.95	3.42	149
R6	8.90	0.31	0.81	1.12	(0.33)	—	—	(0.33)	9.69	13.28	158	1.29	0.90	3.44	149
Y	8.91	0.30	0.81	1.11	(0.33)	—	—	(0.33)	9.69	13.15	14,996	1.39	0.90	3.33	149
F	8.91	0.31	0.81	1.12	(0.33)	—	—	(0.33)	9.70	13.26	8,537	1.29	0.90	3.43	149
For the Year Ended October 31, 2024
A	$8.53	$0.27	$0.43	$0.70	$(0.35)	$—	$—	$(0.35)	$8.88	8.23%	$23,625	1.52%	1.25%	3.06%	198%
C	8.26	0.20	0.42	0.62	(0.28)	—	—	(0.28)	8.60	7.52	667	2.31	2.00	2.34	198
I	8.55	0.29	0.43	0.72	(0.37)	—	—	(0.37)	8.90	8.49	12,903	1.25	1.00	3.26	198
R3	8.57	0.25	0.43	0.68	(0.32)	—	—	(0.32)	8.93	8.04	165	1.85	1.50	2.79	198
R4	8.57	0.28	0.43	0.71	(0.35)	—	—	(0.35)	8.93	8.36	25	1.55	1.20	3.14	198
R5	8.48	0.23	0.49	0.72	(0.37)	—	—	(0.37)	8.83	8.62	51	1.25	0.95	2.62	198
R6	8.55	0.29	0.44	0.73	(0.38)	—	—	(0.38)	8.90	8.60	47	1.14	0.90	3.29	198
Y	8.55	0.30	0.44	0.74	(0.38)	—	—	(0.38)	8.91	8.72	31,319	1.24	0.90	3.46	198
F	8.55	0.30	0.44	0.74	(0.38)	—	—	(0.38)	8.91	8.72	10,607	1.14	0.90	3.39	198
For the Year Ended October 31, 2023
A	$8.38	$0.27	$0.28	$0.55	$(0.40)	$—	$—	$(0.40)	$8.53	6.65%	$26,304	1.50%	1.25%	3.06%	171%
C	8.18	0.19	0.28	0.47	(0.39)	—	—	(0.39)	8.26	5.83	1,759	2.25	2.00	2.31	171
I	8.38	0.28	0.29	0.57	(0.40)	—	—	(0.40)	8.55	6.93	25,030	1.22	1.00	3.26	171
R3	8.43	0.25	0.29	0.54	(0.40)	—	—	(0.40)	8.57	6.45	144	1.83	1.50	2.88	171
R4	8.42	0.27	0.28	0.55	(0.40)	—	—	(0.40)	8.57	6.62	23	1.53	1.20	3.14	171
R5	8.31	0.29	0.28	0.57	(0.40)	—	—	(0.40)	8.48	6.99	304	1.23	0.95	3.42	171
R6	8.37	0.30	0.28	0.58	(0.40)	—	—	(0.40)	8.55	7.07	18	1.12	0.90	3.49	171
Y	8.37	0.29	0.29	0.58	(0.40)	—	—	(0.40)	8.55	7.07	42,085	1.21	0.90	3.38	171
F	8.38	0.29	0.28	0.57	(0.40)	—	—	(0.40)	8.55	6.94	24,451	1.12	0.90	3.34	171
The accompanying notes are an integral part of these financial statements.

89

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Real Asset Fund (Consolidated) – (continued)
For the Year Ended October 31, 2022
A	$10.41	$0.29	$(0.64)	$(0.35)	$(1.26)	$(0.42)	$—	$(1.68)	$8.38	(4.05)%	$30,352	1.48%	1.25%	3.21%	206%
C	10.20	0.22	(0.64)	(0.42)	(1.18)	(0.42)	—	(1.60)	8.18	(4.84)	2,180	2.27	2.00	2.61	206
I	10.42	0.32	(0.66)	(0.34)	(1.28)	(0.42)	—	(1.70)	8.38	(3.89)	50,840	1.19	1.00	3.57	206
R3	10.47	0.26	(0.65)	(0.39)	(1.23)	(0.42)	—	(1.65)	8.43	(4.40)	109	1.81	1.50	2.81	206
R4	10.46	0.30	(0.66)	(0.36)	(1.26)	(0.42)	—	(1.68)	8.42	(4.08)	21	1.51	1.20	3.34	206
R5	10.35	0.30	(0.63)	(0.33)	(1.29)	(0.42)	—	(1.71)	8.31	(3.86)	270	1.21	0.95	3.36	206
R6 (13)	9.11	0.23	(0.97)(6)	(0.74)	—	—	—	—	8.37	(8.13)(7)	9	1.08 (9)	0.90 (9)	3.97 (9)	206
Y	10.41	0.32	(0.65)	(0.33)	(1.29)	(0.42)	—	(1.71)	8.37	(3.79)	46,879	1.20	0.90	3.55	206
F	10.42	0.33	(0.66)	(0.33)	(1.29)	(0.42)	—	(1.71)	8.38	(3.78)	21,693	1.09	0.90	3.74	206
For the Year Ended October 31, 2021
A	$7.76	$0.20	$2.69	$2.89	$(0.24)	$—	$—	$(0.24)	$10.41	37.82%	$18,783	1.54%	1.25%	2.11%	202%(14)
C	7.60	0.09	2.68	2.77	(0.17)	—	—	(0.17)	10.20	36.89	659	2.36	2.00	1.01	202 (14)
I	7.76	0.22	2.70	2.92	(0.26)	—	—	(0.26)	10.42	38.30	17,266	1.20	0.99	2.31	202 (14)
R3	7.80	0.17	2.71	2.88	(0.21)	—	—	(0.21)	10.47	37.54	120	1.83	1.50	1.83	202 (14)
R4	7.79	0.19	2.72	2.91	(0.24)	—	—	(0.24)	10.46	38.00	13	1.53	1.20	2.03	202 (14)
R5	7.71	0.23	2.67	2.90	(0.26)	—	—	(0.26)	10.35	38.36	310	1.23	0.95	2.41	202 (14)
Y	7.76	0.23	2.69	2.92	(0.27)	—	—	(0.27)	10.41	38.31	60,539	1.20	0.90	2.45	202 (14)
F	7.76	0.20	2.73	2.93	(0.27)	—	—	(0.27)	10.42	38.45	2,226	1.11	0.90	2.20	202 (14)
Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford Schroders Diversified Growth Fund)
For the Year Ended October 31, 2025
I	$11.67	$0.26	$1.39	$1.65	$(0.20)	$(0.24)	$—	$(0.44)	$12.88	14.58%	$144	0.88%	0.80%	2.22%	79%
SDR	11.67	0.28	1.39	1.67	(0.22)	(0.24)	—	(0.46)	12.88	14.76	153,173	0.72	0.65	2.35	79
For the Year Ended October 31, 2024
I	$9.64	$0.27	$1.85	$2.12	$(0.07)	$(0.02)	$—	$(0.09)	$11.67	22.06%	$126	0.89%	0.80%	2.42%	51%
SDR	9.64	0.28	1.85	2.13	(0.08)	(0.02)	—	(0.10)	11.67	22.25	77,264	0.79	0.65	2.54	51
For the Period Ended October 31, 2023 (15)
I	$10.00	$0.04	$(0.40)	$(0.36)	$—	$—	$—	$—	$9.64	(3.60)%(7)	$96	2.04%(9)	0.80%(9)	3.72%(9)	15%(16)
SDR	10.00	0.02	(0.38)	(0.36)	—	—	—	—	9.64	(3.60)(7)	49,413	1.85 (9)	0.65 (9)	2.08 (9)	15 (16)

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Ratios do not include expenses of the Affiliated Investment Companies and/or other investment companies, if applicable.
(5)	Commenced operations as of the close of business on October 25, 2024.
(6)
Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(7)	Not annualized.
(8)	Ratios reflect the impact of a shorter period and may not be indicative of the ratio for a full year.
(9)	Annualized.
(10)	Per share amount is less than $0.005.
(11)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 347%, 209%, 70%, 62% and 63% for the fiscal years ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

(12)
Includes reimbursement from sub-adviser due to trade error. Without the reimbursement, the Fund’s total return for Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6,
Class Y and Class F would have been 15.75%, 14.95%, 16.18%, 15.47%, 15.74%, 16.14%, 16.23%, 16.14% and 16.20%, respectively.

(13)	Commenced operations on February 28, 2022.
(14)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 202% and 319% for the fiscal years ended
October 31, 2021 and October 31, 2020, respectively.

The accompanying notes are an integral part of these financial statements.

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Financial Highlights – (continued)

(15)	Commenced operations on September 20, 2023.
(16)	Reflects the Fund’s portfolio turnover for the period September 20, 2023 through October 31, 2023.
The accompanying notes are an integral part of these financial statements.

91

Hartford Multi-Strategy Funds
 Notes to Financial Statements
 October 31, 2025

1.
Organization:
The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a "Company" and collectively, the "Companies") are each an open-end registered management investment company comprised of thirty-six and twelve series, respectively, as of October 31, 2025. Financial statements for the series of each Company listed below (each a "Fund" and collectively, the "Funds") are included in this report.
The Hartford Mutual Funds, Inc.:	Classes
The Hartford Balanced Income Fund (the "Balanced Income Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Checks and Balances Fund (the "Checks and Balances Fund")	A, C, I, R3, R4, R5 and F
The Hartford Conservative Allocation Fund (the "Conservative Allocation Fund")	A, C, I, R3, R4, R5, Y and F
Hartford Moderate Allocation Fund (the "Moderate Allocation Fund")	A, C, I, R3, R4, R5 and F
Hartford Moderately Aggressive Allocation Fund (the "Moderately Aggressive Allocation Fund") (formerly, The Hartford Growth Allocation Fund)	A, C, I, R3, R4, R5 and F
Hartford Multi-Asset Income Fund (the "Multi-Asset Income Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford Real Asset Fund (the "Real Asset Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Mutual Funds II, Inc.:
Hartford Schroders Diversified Opportunities Fund (the "Diversified Opportunities Fund") (formerly, Hartford Schroders Diversified Growth Fund)	I and SDR
Class Y shares of the Conservative Allocation Fund commenced operations as of the close of business on October 25, 2024. Class A shares of each Fund that offers Class A shares are sold with a front-end sales charge of up to 5.50%. Class C shares of each Fund that offers Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y, F and SDR shares do not have a sales charge.
Each of the Checks and Balances Fund, Conservative Allocation Fund, Moderate Allocation Fund, and Moderately Aggressive Allocation Fund invested in affiliated mutual funds and affiliated exchange-traded funds ("Affiliated Investment Companies") during the year ended October 31, 2025. Each of the Moderate Allocation Fund, Moderately Aggressive Allocation Fund and Conservative Allocation Fund are referred to as the "Asset Allocation Funds."
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies".
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally

92

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, each Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of each Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments

93

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, such Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which such Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements. As of October 31, 2025, there were no repurchase agreements purchased through joint trading accounts.

94

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business  on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of each Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by each Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of each Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the respective Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each of Balanced Income Fund and Checks and Balances Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year. The policy of each of Conservative Allocation Fund, Moderate Allocation Fund, Moderately Aggressive Allocation Fund, Real Asset Fund and Diversified Opportunities Fund is to pay dividends from net investment income and realized gains, if any; at least once a year. Normally, dividends from net investment income of Multi-Asset Income Fund are declared and paid monthly and dividends from realized gains, if any, are paid at least once a year.
Long-term capital gains distributions received from other investment companies, if applicable, are distributed at least annually, when required. Unless shareholders specify otherwise, all dividends and distributions from a Fund will be automatically reinvested in additional full or fractional shares of the Fund.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and
Reclassification of Capital Accounts notes).
h)
Basis for Consolidation – Each of Real Asset Fund and Diversified Opportunities Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of such Fund (each a "Subsidiary"). Each Subsidiary is organized under the laws of the Cayman Islands and is consolidated in the respective Fund’s financial statements. All intercompany balances, revenues, and expenses have been eliminated in consolidation. A Subsidiary of a Fund acts as an investment vehicle in order to enter into certain investments (primarily commodities) for the Fund consistent with the investment objectives and policies specified in its prospectus and statement of additional information.
i)
Segment Reporting – The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of such Fund, as prescribed in its prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Investment Manager. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund’s financial statements and financial highlights.
3.
Securities and Other Investments:
The following sets forth a description of securities and other investments for each of Balanced Income Fund, Multi-Asset Income Fund, Real Asset Fund and Diversified Opportunities Fund.
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of October 31, 2025.
A Fund may enter into to-be announced ("TBA") commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities

95

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although each Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, each Fund realizes a gain or loss. In a TBA roll transaction, each Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of October 31, 2025.
c)
Senior Floating Rate Interests – A Fund may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund's Schedule of Investments, if applicable, for outstanding senior floating rate interests as of October 31, 2025.
d)
Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of October 31, 2025.
e)
Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund's Schedule of Investments, if applicable, for inflation-indexed bonds as of October 31, 2025.
f)
Equity Linked Securities – A Fund may invest in equity linked securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity. Since equity linked securities are in note form, equity linked securities are also subject to certain debt securities risks. Investments in equity linked securities are also subject to liquidity risk, which may make equity linked securities difficult to sell and value. See each Fund's  Schedule of Investments, if applicable, for equity linked securities as of October 31, 2025.

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 October 31, 2025

g)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of October 31, 2025.
4.
Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by each of Balanced Income Fund, Multi-Asset Income Fund, Real Asset Fund and Diversified Opportunities Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the year ended October 31, 2025, each of Balanced Income Fund, Multi-Asset Income Fund, Real Asset Fund and Diversified Opportunities Fund had used Futures Contracts.
b)
Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the year ended October 31, 2025, each of Balanced Income Fund, Multi-Asset Income Fund, Real Asset Fund and Diversified Opportunities Fund had used Foreign Currency Contracts.
c)
Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter ("OTC") options or executed in a registered exchange ("exchange-traded options"). A Fund may write (sell) covered call and put options on futures, swaps ("swaptions"), securities, commodities or currencies. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call)

97

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 Notes to Financial Statements – (continued)
 October 31, 2025

or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.
During the year ended October 31, 2025, the Multi-Asset Income Fund had used Options Contracts.
d)
Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market ("OTC swaps") or cleared through a central counterparty or derivatives clearing organization ("centrally cleared swaps"). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value ("variation margin") on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
To seek to mitigate counterparty risk associated with OTC swaps, a Fund may enter into a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of the protection receives periodic payments and agrees to assume the credit risk of an issuer

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 Notes to Financial Statements – (continued)
 October 31, 2025

upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A "seller’s" exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the year ended October 31, 2025, each of Balanced Income Fund, Multi-Asset Income Fund and Diversified Opportunities Fund had used Credit Default Swap Contracts.
Interest Rate Swap Contracts – A Fund may use interest rate swaps to hedge interest rate and duration risk. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. Secured Overnight Financing Rate (“SOFR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.
If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract.
During the year ended October 31, 2025, the Multi-Asset Income Fund had used Interest Rate Swap Contracts.
Total Return Swap Contracts – Certain Funds may invest in total return swap contracts in pursuit of the Fund's investment objective or for hedging purposes. An investment in a total return swap allows a Fund to gain or mitigate exposure to underlying reference assets. Total return swap contracts involve commitments where cash flows are exchanged based on the price of underlying reference assets and based on a fixed or variable interest rate. One party receives payments based on the price appreciation or depreciation of the underlying reference asset, in exchange for paying to or receiving from the counterparty seller an agreed-upon interest rate. A variable interest rate may be correlated to a base rate, such as SOFR, and is adjusted each reset period, which is defined at the beginning of the contract. Therefore, if interest rates increase over the term of the swap contract, the party paying the rate may be required to pay a higher rate at each swap reset date.
Total return swap contracts on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. If the Fund is a payer in a total return swap, it may be subject to unlimited losses. A Fund is also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
During the year ended October 31, 2025, each of Multi-Asset Income Fund and Diversified Opportunities Fund had used Total Return Swap Contracts.

99

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 Notes to Financial Statements – (continued)
 October 31, 2025

e)
Additional Derivative Instrument Information:
Balanced Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$2,565,153	$—	$—	$—	$—	$2,565,153
Unrealized appreciation on foreign currency contracts	—	2,437,254	—	—	—	2,437,254
Unrealized appreciation on swap contracts(2)	—	—	6,294	—	—	6,294
Total	$2,565,153	$2,437,254	$6,294	$—	$—	$5,008,701
Liabilities:
Unrealized depreciation on futures contracts(1)	$863,445	$—	$—	$—	$—	$863,445
Unrealized depreciation on foreign currency contracts	—	737,156	—	—	—	737,156
Unrealized depreciation on swap contracts(2)	—	—	202,961	—	—	202,961
Total	$863,445	$737,156	$202,961	$—	$—	$1,803,562

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(18,983,242)	$—	$—	$—	$—	$(18,983,242)
Net realized gain (loss) on swap contracts	—	—	(1,327,499)	—	—	(1,327,499)
Net realized gain (loss) on foreign currency contracts	—	(3,633,532)	—	—	—	(3,633,532)
Total	$(18,983,242)	$(3,633,532)	$(1,327,499)	$—	$—	$(23,944,273)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$7,476,919	$—	$—	$—	$—	$7,476,919
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	(282,084)	—	—	(282,084)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	383,685	—	—	—	383,685
Total	$7,476,919	$383,685	$(282,084)	$—	$—	$7,578,520
For the year ended October 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1,716
Futures Contracts Number of Short Contracts	(1,458)
Swap Contracts at Notional Amount	$42,131,758
Foreign Currency Contracts Purchased at Contract Amount	$20,315,524
Foreign Currency Contracts Sold at Contract Amount	$111,607,894

100

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Multi-Asset Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$32,270	$—	$—	$—	$—	$32,270
Unrealized appreciation on futures contracts(1)	1,059,384	—	—	1,148,348	—	2,207,732
Unrealized appreciation on foreign currency contracts	—	723,629	—	—	—	723,629
Unrealized appreciation on swap contracts(2)	370,112	—	94,349	86,842	—	551,303
Total	$1,461,766	$723,629	$94,349	$1,235,190	$—	$3,514,934
Liabilities:
Unrealized depreciation on futures contracts(1)	$377,463	$—	$—	$147,227	$—	$524,690
Unrealized depreciation on foreign currency contracts	—	62,076	—	—	—	62,076
Unrealized depreciation on swap contracts(2)	156,408	—	127,358	55,918	—	339,684
Total	$533,871	$62,076	$127,358	$203,145	$—	$926,450

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$(11,407)	$—	$—	$—	$—	$(11,407)
Net realized gain (loss) on futures contracts	(2,474,825)	—	—	2,160,340	—	(314,485)
Net realized gain (loss) on written options contracts	462,079	—	—	—	—	462,079
Net realized gain (loss) on swap contracts	62,327	—	726,511	(574,115)	—	214,723
Net realized gain (loss) on foreign currency contracts	—	(1,601,872)	—	—	—	(1,601,872)
Total	$(1,961,826)	$(1,601,872)	$726,511	$1,586,225	$—	$(1,250,962)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(4,708)	$—	$—	$—	$—	$(4,708)
Net change in unrealized appreciation (depreciation) of futures contracts	3,562,957	—	—	792,681	—	4,355,638
Net change in unrealized appreciation (depreciation) of swap contracts	122,218	—	(357,568)	(65,783)	—	(301,133)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	147,555	—	—	—	147,555
Total	$3,680,467	$147,555	$(357,568)	$726,898	$—	$4,197,352
For the year ended October 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$1,244,550
Futures Contracts Number of Long Contracts	1,506
Futures Contracts Number of Short Contracts	(511)
Written Options at Notional Amount	$(2,746,667)
Swap Contracts at Notional Amount	$47,189,410
Foreign Currency Contracts Purchased at Contract Amount	$7,120,064
Foreign Currency Contracts Sold at Contract Amount	$55,964,581

101

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Real Asset Fund (Consolidated)
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$—	$565,019	$565,019
Unrealized appreciation on foreign currency contracts	—	5,034	—	—	—	5,034
Total	$—	$5,034	$—	$—	$565,019	$570,053
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$—	$335,990	$335,990
Unrealized depreciation on foreign currency contracts	—	5,180	—	—	—	5,180
Total	$—	$5,180	$—	$—	$335,990	$341,170

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$—	$310,736	$310,736
Net realized gain (loss) on swap contracts	(2,350)	—	—	22,034	—	19,684
Net realized gain (loss) on foreign currency contracts	—	(56,702)	—	—	—	(56,702)
Total	$(2,350)	$(56,702)	$—	$22,034	$310,736	$273,718
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$—	$304,452	$304,452
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(146)	—	—	—	(146)
Total	$—	$(146)	$—	$—	$304,452	$304,306
For the year ended October 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	207
Futures Contracts Number of Short Contracts	(41)
Swap Contracts at Notional Amount	$306
Foreign Currency Contracts Purchased at Contract Amount	$759,861
Foreign Currency Contracts Sold at Contract Amount	$1,310,886

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Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Diversified Opportunities Fund (Consolidated)
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$45,224	$—	$—	$638,436	$—	$683,660
Unrealized appreciation on foreign currency contracts	—	411,842	—	—	—	411,842
Total	$45,224	$411,842	$—	$638,436	$—	$1,095,502
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$98,868	$—	$98,868
Unrealized depreciation on foreign currency contracts	—	305,856	—	—	—	305,856
Unrealized depreciation on swap contracts(2)	—	—	16,055	248,227	—	264,282
Total	$—	$305,856	$16,055	$347,095	$—	$669,006

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(169,665)	$—	$—	$(2,200,701)	$—	$(2,370,366)
Net realized gain (loss) on swap contracts	1,696	—	(16,571)	999,586	—	984,711
Net realized gain (loss) on foreign currency contracts	—	304,629	—	—	—	304,629
Total	$(167,969)	$304,629	$(16,571)	$(1,201,115)	$—	$(1,081,026)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$252,539	$—	$—	$779,308	$—	$1,031,847
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	(12,985)	(248,227)	—	(261,212)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	153,473	—	—	—	153,473
Total	$252,539	$153,473	$(12,985)	$531,081	$—	$924,108
For the year ended October 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	393
Futures Contracts Number of Short Contracts	(44)
Swap Contracts at Notional Amount	$7,579,426
Foreign Currency Contracts Purchased at Contract Amount	$22,736,016
Foreign Currency Contracts Sold at Contract Amount	$25,760,846
f)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers

103

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 Notes to Financial Statements – (continued)
 October 31, 2025

and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of October 31, 2025:
Balanced Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$2,437,254	$(737,156)
Futures contracts	2,565,153	(863,445)
Swap contracts	6,294	(202,961)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	5,008,701	(1,803,562)
Derivatives not subject to a MNA	(2,571,447)	1,066,406
Total gross amount of assets and liabilities subject to MNA or similar agreements	$2,437,254	$(737,156)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$59,034	$(59,034)	$—	$—	$—
Bank of Montreal	42,824	—	—	—	42,824
Barclays	86,782	(86,782)	—	—	—
BNP Paribas Securities Services	44,298	(8,880)	—	—	35,418
Citibank NA	312,409	(157,584)	—	—	154,825
Credit Agricole CIB	81,498	—	—	—	81,498
Deutsche Bank Securities, Inc.	1,323,820	—	—	—	1,323,820
Goldman Sachs & Co.	226,176	(107,739)	—	—	118,437
JP Morgan Chase & Co.	148,904	(54,629)	—	—	94,275
Morgan Stanley	59,877	(59,877)	—	—	—
RBC Dominion Securities, Inc.	7,121	—	—	—	7,121
RBS Greenwich Capital	1,992	—	—	—	1,992
Societe Generale Group	4,772	—	—	—	4,772
Standard Chartered Bank	2,352	—	—	—	2,352
State Street Global Markets LLC	25,140	(46)	—	—	25,094
UBS AG	10,255	(10,255)	—	—	—
Total	$2,437,254	$(544,826)	$—	$—	$1,892,428

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(79,333)	$59,034	$—	$—	$(20,299)
Barclays	(141,908)	86,782	—	—	(55,126)
BNP Paribas Securities Services	(8,880)	8,880	—	—	—
Canadian Imperial Bank of Commerce	(6,308)	—	—	—	(6,308)
Citibank NA	(157,584)	157,584	—	—	—
Goldman Sachs & Co.	(107,739)	107,739	—	—	—
JP Morgan Chase & Co.	(54,629)	54,629	—	—	—
Morgan Stanley	(84,187)	59,877	24,310	—	—
State Street Global Markets LLC	(46)	46	—	—	—
Toronto-Dominion Bank	(3,606)	—	—	—	(3,606)
UBS AG	(71,839)	10,255	—	—	(61,584)
Wells Fargo Bank NA	(21,097)	—	—	—	(21,097)
Total	$(737,156)	$544,826	$24,310	$—	$(168,020)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

104

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Multi-Asset Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$723,629	$(62,076)
Futures contracts	2,207,732	(524,690)
Purchased options	32,270	—
Swap contracts	551,303	(339,684)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	3,514,934	(926,450)
Derivatives not subject to a MNA	(2,672,193)	808,456
Total gross amount of assets and liabilities subject to MNA or similar agreements	$842,741	$(117,994)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$2,209	$—	$—	$—	$2,209
Bank of America Securities LLC	114,000	(2,770)	—	—	111,230
Barclays	33,627	(4,896)	—	—	28,731
BNP Paribas Securities Services	33,576	(3,734)	—	—	29,842
Citibank NA	8,925	(4,598)	—	—	4,327
Commonwealth Bank of Australia	1,794	—	—	—	1,794
Credit Agricole CIB	3,359	—	—	—	3,359
Deutsche Bank Securities, Inc.	332,991	(4,439)	—	—	328,552
Goldman Sachs & Co.	67,811	(9,058)	—	—	58,753
Hongkong and Shanghai Banking Corporation	132	—	—	—	132
JP Morgan Chase & Co.	95,255	(5,268)	—	—	89,987
Nomura International	86,842	(55,918)	—	—	30,924
RBS Greenwich Capital	559	—	—	—	559
Standard Chartered Bank	55,389	(100)	—	—	55,289
State Street Global Markets LLC	2,440	(403)	—	—	2,037
Toronto-Dominion Bank	25	—	—	—	25
UBS AG	133	(133)	—	—	—
Wells Fargo Bank NA	3,674	—	—	—	3,674
Total	$842,741	$(91,317)	$—	$—	$751,424

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(2,770)	$2,770	$—	$—	$—
Bank of Montreal	(231)	—	—	—	(231)
Barclays	(4,896)	4,896	—	—	—
BNP Paribas Securities Services	(3,734)	3,734	—	—	—
Canadian Imperial Bank of Commerce	(9,229)	—	—	—	(9,229)
Citibank NA	(4,598)	4,598	—	—	—
Deutsche Bank Securities, Inc.	(4,439)	4,439	—	—	—
Goldman Sachs & Co.	(9,058)	9,058	—	—	—
JP Morgan Chase & Co.	(5,268)	5,268	—	—	—
Morgan Stanley	(4,784)	—	4,784	—	—
Nomura International	(55,918)	55,918	—	—	—
Standard Chartered Bank	(100)	100	—	—	—
State Street Global Markets LLC	(403)	403	—	—	—
UBS AG	(12,566)	133	10,468	—	(1,965)
Total	$(117,994)	$91,317	$15,252	$—	$(11,425)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

105

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Real Asset Fund (Consolidated)
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$5,034	$(5,180)
Futures contracts	565,019	(335,990)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	570,053	(341,170)
Derivatives not subject to a MNA	(565,019)	335,990
Total gross amount of assets and liabilities subject to MNA or similar agreements	$5,034	$(5,180)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Goldman Sachs & Co.	$43	$(43)	$—	$—	$—
UBS AG	4,991	—	—	—	4,991
Total	$5,034	$(43)	$—	$—	$4,991

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Goldman Sachs & Co.	$(1,140)	$43	$—	$—	$(1,097)
JP Morgan Chase & Co.	(2,512)	—	—	—	(2,512)
State Street Global Markets LLC	(1,528)	—	—	—	(1,528)
Total	$(5,180)	$43	$—	$—	$(5,137)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Diversified Opportunities Fund (Consolidated)
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$411,842	$(305,856)
Futures contracts	683,660	(98,868)
Swap contracts	—	(264,282)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,095,502	(669,006)
Derivatives not subject to a MNA	(683,660)	114,923
Total gross amount of assets and liabilities subject to MNA or similar agreements	$411,842	$(554,083)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$20,295	$(20,295)	$—	$—	$—
BNP Paribas Securities Services	126	(126)	—	—	—
Goldman Sachs & Co.	202,251	(202,251)	—	—	—
Morgan Stanley	3,724	(3,724)	—	—	—
UBS AG	185,446	(52,455)	—	—	132,991
Total	$411,842	$(278,851)	$—	$—	$132,991

106

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$(41,534)	$20,295	$—	$—	$(21,239)
BNP Paribas Securities Services	(952)	126	—	—	(826)
Goldman Sachs & Co.	(442,421)	202,251	—	—	(240,170)
Morgan Stanley	(16,721)	3,724	—	12,997	—
UBS AG	(52,455)	52,455	—	—	—
Total	$(554,083)	$278,851	$—	$12,997	$(262,235)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks. References to "Fund" in this section include the Fund or an underlying fund, as applicable.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
Investments in securities of other investment companies are subject to the risks that apply to the other investment companies’ strategies and portfolio holdings. The success of a Fund’s investment in these securities is directly related, in part, to the ability of the other investment companies to meet their investment objectives. In addition, investments in exchange-traded funds (“ETFs”) are subject to the additional risk that shares of the ETF may trade at a premium or discount to their net asset value per share, or may not have an active trading market available. A Fund will indirectly bear a pro rata share of fees and expenses incurred by any investment companies in which the Fund is invested and may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.

107

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
Geopolitical events (including wars, military conflicts, trade disputes, tariffs, economic sanctions, export controls, retaliatory measures, pandemics and epidemics) may inject uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services, and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2025. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)
Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), reclassification of dividend income, RICs, certain derivatives and the treatment of income from the Subsidiary. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund.
c)
Distributions and Components of Distributable Earnings – The tax character of distributions paid by each Fund for the years ended October 31, 2025 and October 31, 2024 are as follows:
	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
Fund	Ordinary Income	Long-Term Capital Gains(1)	Ordinary Income	Long-Term Capital Gains(1)
Balanced Income Fund	$533,472,131	$302,000,174	$449,424,240	$—
Checks and Balances Fund	45,172,628	16,467,312	26,710,191	37,856,646
Conservative Allocation Fund	3,681,954	208,054	2,350,353	—
Moderate Allocation Fund	7,400,016	—	6,362,372	—
Moderately Aggressive Allocation Fund	12,476,974	4,246,014	7,890,060	—
Multi-Asset Income Fund	36,269,058	—	25,573,510	—
Real Asset Fund (Consolidated)	2,760,608	—	4,775,008	—
Diversified Opportunities Fund (Consolidated)	2,618,849	452,756	458,255	76,252

(1)	The Funds designate these distributions as long-term capital gains dividends pursuant to IRC Sec 852(b)(3)(c).

108

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

As of October 31, 2025, the components of total accumulated earnings (deficit) for each Fund on a tax basis are as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation) on Investments	Total Accumulated Earnings (Deficit)
Balanced Income Fund	$146,865,718	$366,111,838	$—	$(3,454,215)	$837,974,107	$1,347,497,448
Checks and Balances Fund	1,086,907	70,146,841	—	—	227,065,423	298,299,171
Conservative Allocation Fund	2,665,653	—	(23,661,686)	—	12,915,811	(8,080,222)
Moderate Allocation Fund	3,494,142	22,346,442	—	—	60,141,329	85,981,913
Moderately Aggressive Allocation Fund	6,168,636	48,108,503	—	—	150,200,556	204,477,695
Multi-Asset Income Fund	2,493,442	—	(7,788,216)	(506,149)	17,015,531	11,214,608
Real Asset Fund (Consolidated)	2,035,308	—	(97,656,671)	—	2,174,036	(93,447,327)
Diversified Opportunities Fund (Consolidated)	6,294,158	—	(1,072,989)	—	20,192,916	25,414,085
d)
Reclassification of Capital Accounts – The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and for tax accounting for such items as book income loss from the subsidiary, reclassification of dividend income, and earnings and profits distributed to shareholders on the redemption of shares. Adjustments are made to reflect the impact these items have on the current and future earnings distributions to shareholders. Therefore, the source of the Funds' distributions may be shown in the accompanying Statements of Changes in Net Assets as from distributable earnings or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2025, the Funds recorded reclassifications to increase (decrease) the accounts listed below:
Fund	Paid-in-Capital	Distributable Earnings (Loss)
Balanced Income Fund	$4	$(4)
Checks and Balances Fund	(1)	1
Conservative Allocation Fund	(2,399)	2,399
Moderate Allocation Fund	1,612,321	(1,612,321)
Moderately Aggressive Allocation Fund	2,090,704	(2,090,704)
Real Asset Fund (Consolidated)	(82,628)	82,628
Diversified Opportunities Fund (Consolidated)	248,228	(248,228)
e)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2025 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Conservative Allocation Fund	$19,906,150	$3,755,536
Multi-Asset Income Fund	7,788,216	—
Real Asset Fund (Consolidated)*	11,082,662	86,574,009
Diversified Opportunities Fund (Consolidated)	756,788	316,201

*	Future utilization of losses are subject to limitation under current tax laws.
During the year ended October 31, 2025, Conservative Allocation Fund utilized $260,969, Moderate Allocation Fund utilized $51,359, Multi-Asset Income Fund utilized $6,018,920 and Real Asset Fund utilized $1,431,741 of prior year capital loss carryforwards, respectively.
The Balanced Income Fund, Checks and Balances Fund, Moderate Allocation Fund and Moderately Aggressive Allocation Fund had no capital loss carryforwards for U.S. federal tax purposes as of October 31, 2025.
f)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at October 31, 2025 is different from book purposes primarily due to wash sale loss deferrals, PFIC mark-to-market adjustments, partnership adjustments and reclassification of dividend income. The net unrealized appreciation/(depreciation) on investments for tax purposes, which consists of gross unrealized appreciation and depreciation, was also different from book purposes primarily due to wash sale loss deferrals and mark-to-market adjustments on derivatives, mark-to-market adjustments on PFICs, partnership adjustments, reclassification of dividend income and

109

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

investment in the Subsidiary. Both the cost and unrealized appreciation and depreciation for federal income tax purposes are disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced Income Fund	$10,781,558,037	$1,176,878,332	$(339,327,840)	$837,550,492
Checks and Balances Fund	1,160,616,854	267,856,914	(40,791,490)	227,065,424
Conservative Allocation Fund	132,146,583	15,047,192	(2,134,159)	12,913,033
Moderate Allocation Fund	264,473,158	64,722,188	(4,580,859)	60,141,329
Moderately Aggressive Allocation Fund	425,810,370	151,759,753	(1,559,197)	150,200,556
Multi-Asset Income Fund	631,389,832	33,548,712	(16,582,849)	16,965,863
Real Asset Fund (Consolidated)	51,160,270	9,667,305	(2,035,906)	7,631,399
Diversified Opportunities Fund (Consolidated)	122,572,617	24,147,467	(1,661,177)	22,486,290
g)
Accounting for Uncertainty in Income Taxes – Pursuant to provisions set forth by U.S. GAAP, HFMC reviews each Fund’s tax positions for all open tax years. As of October 31, 2025, HFMC had reviewed the open tax years and concluded that there was no reason to record a liability for net unrecognized tax obligations relating to uncertain income tax positions. Each Fund files U.S. tax returns. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for three years, no examination is currently in progress. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended October 31, 2025, the Funds did not incur any interest or penalties. HFMC is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax obligations will significantly change in the next twelve months.
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund's investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Insurance Group, Inc. (formerly, The Hartford Financial Services Group, Inc.) (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund.  HFMC has entered into sub-advisory agreements with each of Wellington Management Company LLP (“Wellington Management”) and Schroder Investment Management North America Inc. (“SIMNA”). Wellington Management serves as a sub-adviser to each of Balanced Income Fund, Multi-Asset Income Fund and Real Asset Fund (each a “Wellington Sub-Advised Fund” and collectively, the “Wellington Sub-Advised Funds”). Wellington Management performs the daily investment of the assets for the Wellington Sub-Advised Funds. SIMNA serves as the sub-adviser to Diversified Opportunities Fund (the "Schroders Sub-Advised Fund"), and Schroder Investment Management North America Limited ("SIMNA Ltd."), an affiliate of SIMNA, serves as a sub-sub-adviser to Diversified Opportunities Fund. SIMNA performs the daily investment of the assets for the Schroders Sub-Advised Fund and SIMNA may allocate assets to or from SIMNA Ltd. in connection with the daily investment of the assets for the Schroders Sub-Advised Fund. HFMC is responsible for the day-to-day management of Checks and Balances Fund, Conservative Allocation Fund, Moderate Allocation Fund, and Moderately Aggressive Allocation Fund. As of October 31, 2025, each Fund, except Checks and Balances Fund and Conservative Allocation Fund, pays a fee to HFMC under the Investment Management Agreement. With respect to the sub-advised funds, HFMC pays a sub-advisory fee to the respective sub-adviser out of its management fee. SIMNA pays a sub-sub-advisory fee to SIMNA Ltd. out of the sub-advisory fee for Diversified Opportunities Fund.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of October 31, 2025; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
Balanced Income Fund	0.7000% on first $250 million and;
0.6300% on next $250 million and;
0.6000% on next $500 million and;
0.5700% on next $1.5 billion and;
0.5500% on next $2.5 billion and;
0.5300% on next $5 billion and;
0.4500% on next $2 billion and;
0.3900% over $12 billion
Checks and Balances Fund and Conservative Allocation Fund	None

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 Notes to Financial Statements – (continued)
 October 31, 2025

Fund	Management Fee Rates
Moderate Allocation Fund and Moderately Aggressive Allocation Fund	0.1000% on first $500 million and;
0.0950% on next $500 million and;
0.0900% on next $1.5 billion and;
0.0800% on next $2.5 billion and;
0.0700% on next $2.5 billion and;
0.0600% on next $2.5 billion and;
0.0500% over $10 billion
Multi-Asset Income Fund	0.5900% on first $500 million and;
0.5500% on next $250 million and;
0.5000% on next $250 million and;
0.4750% on next $4 billion and;
0.4725% on next $5 billion and;
0.4700% over $10 billion
Real Asset Fund(1)	0.7950% on first $500 million and;
0.7600% on next $500 million and;
0.7300% on next $1.5 billion and;
0.7000% on next $2.5 billion and;
0.6600% over $5 billion
Diversified Opportunities Fund (Excluding assets invested in any mutual fund or exchange-traded fund for which the
Investment Manager or its affiliates serves as investment manager (“Affiliated Funds”))(2)
0.5500% on first $1 billion and;
0.5300% over $1 billion

Diversified Opportunities Fund (Invested in Affiliated Funds)	0.0000% on all assets invested in Affiliated Funds

(1)
HFMC has contractually agreed to waive a portion of the management fee it receives from the Real Asset Fund in an amount equal to the management fee paid to it by the Real Asset Fund's Subsidiary. This waiver will remain in effect for as long as the Real Asset Fund remains invested in the Subsidiary.
(2)
HFMC has contractually agreed to waive a portion of the management fee it receives from the Diversified Opportunities Fund in an amount equal to the management fee paid to it by the Diversified Opportunities Fund's Subsidiary. This waiver will remain in effect for as long as the Diversified Opportunities Fund remains invested in the Subsidiary.
b)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street. In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)
Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of October 31, 2025, HFMC contractually agreed to limit the total annual fund operating expenses until the dates stated in the footnotes to the table below (unless the applicable Board of Directors approves its earlier termination) as follows for each of the following Funds:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Conservative Allocation Fund(1)	1.13%	1.89%	0.84%	1.44%	1.14%	0.84%	N/A	0.84%	0.73%	N/A
Real Asset Fund (Consolidated)(2)	1.25%	2.00%	1.00%	1.50%	1.20%	0.95%	0.90%	0.90%	0.90%	N/A
Diversified Opportunities Fund (Consolidated)(3)	N/A	N/A	0.80%	N/A	N/A	N/A	N/A	N/A	N/A	0.65%

(1)	HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions and extraordinary expenses until February 28, 2026.
(2)	HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses until February 28, 2026.
(3)
HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions, acquired fund fees and expenses resulting from the
Fund’s investments in investment companies other than Affiliated Funds, and extraordinary expenses until February 28, 2026.

d)
Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the year ended October 31, 2025, these amounts, if any, are included in the Statements of Operations.

111

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. For the year ended October 31, 2025, the amount of fees recaptured did not impact the ratio of expenses to average net assets in the financial highlights.
e)
Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the year ended October 31, 2025, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:
Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Balanced Income Fund	$1,891,092	$77,869
Checks and Balances Fund	698,082	5,005
Conservative Allocation Fund	32,276	1,530
Moderate Allocation Fund	116,224	1,413
Moderately Aggressive Allocation Fund	262,106	3,259
Multi-Asset Income Fund	108,284	1,168
Real Asset Fund (Consolidated)	32,381	11
The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class  R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine.  Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable share class of the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)
Remuneration Paid to Directors and Officers – For the year ended October 31, 2025, the  remuneration paid to directors is disclosed in the Statements of Operations under the caption "Board of Directors' fees." The Funds pay a portion of each Company's chief compliance officer’s ("CCO") compensation, but otherwise do not pay salaries or compensation to any of their officers or directors who are employed by HFMC and/or The Hartford or its subsidiaries. For the year ended October 31, 2025, the compensation paid to the CCO is included on the Statements of Operations as “Chief Compliance Officer fees”.
g)
Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company's Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds

112

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.250%
Class C	0.250%
Class I	0.200%
Class R3	0.220%
Class R4	0.170%
Class R5	0.120%
Class R6	0.004%
Class Y	0.110%
Class F	0.004%
Class SDR	0.004%
From November 1, 2024 through February 28, 2025, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for Class I of the Fund listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class I
Balanced Income Fund	0.082%
Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the year ended October 31, 2025, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Balanced Income Fund	0.08%	0.09%	0.09%	0.21%	0.15%	0.11%	0.00%*	0.11%	0.00%*	N/A
Checks and Balances Fund	0.09%	0.13%	0.13%	0.22%	0.17%	0.12%	N/A	N/A	0.00%*	N/A
Conservative Allocation Fund	0.14%	0.19%	0.12%	0.22%	0.17%	0.12%	N/A	0.08%	0.00%*	N/A
Moderate Allocation Fund	0.12%	0.21%	0.11%	0.22%	0.17%	0.11%	N/A	N/A	0.00%*	N/A
Moderately Aggressive Allocation Fund	0.14%	0.24%	0.12%	0.22%	0.17%	0.11%	N/A	N/A	0.00%*	N/A
Multi-Asset Income Fund	0.16%	0.15%	0.11%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*	N/A
Real Asset Fund (Consolidated)	0.14%	0.24%	0.10%	0.22%	0.17%	0.12%	0.00%*	0.10%	0.00%*	N/A
Diversified Opportunities Fund (Consolidated)	N/A	N/A	0.16%	N/A	N/A	N/A	N/A	N/A	N/A	0.00%*

*	Percentage rounds to zero.
8.
Securities Lending:
A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous. Each of Checks and Balances Fund, Conservative Allocation Fund, Moderate Allocation Fund, and Moderately Aggressive Allocation Fund do not currently engage in securities lending.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.

113

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of October 31, 2025.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Balanced Income Fund	$172,967,231	$160,973,147	$18,784,906
Multi-Asset Income Fund	17,131,439	15,298,862	2,462,182
Real Asset Fund (Consolidated)	752,978	264,259	521,331
Diversified Opportunities Fund (Consolidated)	2,621,970	853,603	1,848,746

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing.

9.
Affiliate Fund Transactions:
A summary of affiliated investment companies transactions for the Checks and Balances Fund, Conservative Allocation Fund, Moderate Allocation Fund, and Moderately Aggressive Allocation Fund for the year ended October 31, 2025 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gains Distribution
Checks and Balances Fund
Hartford Total Return Bond ETF	$463,264,789	$48,724,308	$59,204,051	$(9,661,847)	$18,074,298	$461,197,497	13,406,904	$20,932,720	$—
The Hartford Capital Appreciation Fund, Class F	466,386,945	100,512,817	115,014,795	2,498,125	9,894,760	464,277,852	9,811,451	4,005,856	43,184,639
The Hartford Dividend and Growth Fund, Class F	469,711,707	86,382,309	98,257,863	3,873,230	497,546	462,206,929	12,502,216	8,541,559	39,134,796
Total	$1,399,363,441	$235,619,434	$272,476,709	$(3,290,492)	$28,466,604	$1,387,682,278	35,720,571	$33,480,135	$82,319,435
Conservative Allocation Fund
Hartford Core Bond ETF	$29,823,229	$—	$5,301,217	$(990,686)	$1,469,031	$25,000,357	702,060	$1,184,639	$—
Hartford Core Equity Fund, Class F	14,936,357	5,714,162	7,756,266	(163,518)	1,295,066	14,025,801	232,677	109,981	1,124,190
Hartford Large Cap Growth ETF	7,911,127	—	2,427,324	191,483	1,764,192	7,439,478	263,065	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	3,816,021	—	972,746	217,367	576,959	3,637,601	102,266	157,426	—
Hartford Schroders Core Fixed Income Fund, Class F	19,978,172	4,039,650	7,927,702	(597,758)	793,408	16,285,770	1,863,361	721,425	—

114

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Affiliated Investment Companies	Beginning Value as of November 1, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gains Distribution
Conservative Allocation Fund – (continued)
Hartford Schroders Emerging Markets Equity Fund, Class F	$1,877,657	$102,027	$688,202	$58,353	$456,629	$1,806,464	78,644	$24,613	$—
Hartford Schroders International Contrarian Value Fund, Class F	3,051,200	864,668	1,697,839	65,253	582,575	2,865,857	173,373	56,088	43,063
Hartford Small Cap Value Fund, Class F	2,269,567	1,205,380	1,912,263	(74,744)	(60,461)	1,427,479	116,150	40,097	61,361
Hartford Strategic Income ETF	6,415,790	9,860,499	—	—	432,884	16,709,173	467,913	772,880	—
Hartford US Quality Growth ETF	3,046,563	—	—	—	628,883	3,675,446	60,696	15,469	—
Hartford US Value ETF	3,468,405	—	—	—	282,130	3,750,535	70,529	70,608	—
The Hartford Equity Income Fund, Class F	6,844,935	3,074,755	3,007,639	(163,573)	59,994	6,808,472	317,411	143,882	483,292
The Hartford Inflation Plus Fund, Class F	6,155,800	3,537,516	2,717,016	13,039	263,548	7,252,887	682,946	271,235	—
The Hartford International Growth Fund, Class F	2,664,330	80,378	865,106	111,161	546,618	2,537,381	116,769	13,267	—
The Hartford International Opportunities Fund, Class F	4,554,290	279,002	1,351,275	103,672	756,017	4,341,706	192,452	76,510	—
The Hartford Small Company Fund, Class F	2,241,186	611,126	1,564,976	(14,832)	141,291	1,413,795	56,779	—	—
The Hartford Strategic Income Fund, Class F	10,459,858	293,148	10,776,637	(146,708)	170,339	—	—	261,962	—
The Hartford World Bond Fund, Class F	23,029,109	9,136,705	6,420,771	(201,270)	537,641	26,081,414	2,544,528	1,084,387	—
Total	$152,543,596	$38,799,016	$55,386,979	$(1,592,761)	$10,696,744	$145,059,616	8,041,619	$5,004,469	$1,711,906
Moderate Allocation Fund
Hartford Core Bond ETF	$41,555,007	$1,984,910	$6,869,778	$(1,246,295)	$1,983,143	$37,406,987	1,050,463	$1,764,475	$—
Hartford Core Equity Fund, Class F	58,775,715	11,765,322	23,942,544	7,176,141	(2,778,564)	50,996,070	845,987	375,705	3,879,332
Hartford Large Cap Growth ETF	24,148,357	—	5,133,875	1,380,056	4,984,273	25,378,811	897,412	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	16,675,530	—	3,827,063	713,580	2,761,737	16,323,784	458,920	687,931	—

115

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Affiliated Investment Companies	Beginning Value as of November 1, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gains Distribution
Moderate Allocation Fund – (continued)
Hartford Multifactor US Equity ETF	$21,820,659	$—	$22,786,119	$9,065,069	$(8,099,609)	$—	—	$—	$—
Hartford Schroders Core Fixed Income Fund, Class F	26,171,075	7,225,450	12,189,437	(671,150)	1,000,507	21,536,445	2,464,124	1,036,058	—
Hartford Schroders Emerging Markets Equity Fund, Class F	5,336,310	2,048,999	1,253,594	133,839	2,077,682	8,343,236	363,223	93,153	—
Hartford Schroders International Contrarian Value Fund, Class F	—	13,766,459	4,690,843	370,109	2,635,019	12,080,744	730,838	223,598	183,297
Hartford Schroders International Multi-Cap Value Fund, Class F	14,781,076	—	14,609,369	2,036,328	(2,208,035)	—	—	—	—
Hartford Small Cap Value Fund, Class F	7,216,120	3,010,933	4,579,805	115,624	(545,994)	5,216,878	424,482	133,216	213,037
Hartford Strategic Income ETF	—	23,743,375	791,636	14,947	629,054	23,595,740	660,760	801,340	—
Hartford US Quality Growth ETF	—	11,394,527	—	—	1,572,902	12,967,429	214,143	54,576	—
Hartford US Value ETF	—	12,208,406	—	—	487,225	12,695,631	238,742	239,010	—
The Hartford Equity Income Fund, Class F	16,768,652	13,780,989	5,799,621	(382,592)	(52,044)	24,315,384	1,133,584	497,321	1,648,222
The Hartford International Growth Fund, Class F	9,482,469	1,903,736	2,567,800	324,249	2,552,702	11,695,356	538,212	57,453	—
The Hartford International Opportunities Fund, Class F	18,797,861	461,843	3,916,841	733,273	2,876,797	18,952,933	840,112	317,803	—
The Hartford Small Company Fund, Class F	7,838,221	2,334,393	5,015,136	(66,685)	486,787	5,577,580	223,999	—	—
The Hartford Strategic Income Fund, Class F	17,560,684	595,337	18,197,723	490,408	(448,706)	—	—	457,276	—
The Hartford World Bond Fund, Class F	29,908,033	17,456,673	10,220,052	(274,338)	661,163	37,531,479	3,661,608	1,469,863	—
Total	$316,835,769	$123,681,352	$146,391,236	$19,912,563	$10,576,039	$324,614,487	14,746,609	$8,208,778	$5,923,888
Moderately Aggressive Allocation Fund
Hartford Core Bond ETF	$30,208,867	$1,401,530	$3,787,742	$(722,515)	$1,218,463	$28,318,603	795,243	$1,230,802	$—

116

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Affiliated Investment Companies	Beginning Value as of November 1, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gains Distribution
Moderately Aggressive Allocation Fund – (continued)
Hartford Core Equity Fund, Class F	$114,546,566	$22,975,659	$23,997,490	$1,216,370	$7,892,756	$122,633,861	2,034,404	$883,033	$9,063,839
Hartford Large Cap Growth ETF	57,343,669	3,497,570	13,216,563	2,812,596	13,024,490	63,461,762	2,244,051	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	35,089,974	—	6,332,063	1,087,771	6,242,360	36,088,042	1,014,564	1,447,598	—
Hartford Multifactor US Equity ETF	57,641,936	—	60,192,317	24,166,944	(21,616,563)	—	—	—	—
Hartford Schroders Core Fixed Income Fund, Class F	21,637,038	8,889,123	15,254,421	(671,371)	949,077	15,549,446	1,779,113	839,849	—
Hartford Schroders Emerging Markets Equity Fund, Class F	10,618,502	7,212,799	4,044,606	465,181	4,543,822	18,795,698	818,272	195,977	—
Hartford Schroders International Contrarian Value Fund, Class F	—	29,907,249	7,966,035	543,732	6,228,124	28,713,070	1,737,028	499,937	410,914
Hartford Schroders International Multi-Cap Value Fund, Class F	31,394,573	—	31,029,873	3,672,365	(4,037,065)	—	—	—	—
Hartford Small Cap Value Fund, Class F	18,518,884	5,893,677	9,787,457	159,593	(1,291,062)	13,493,635	1,097,936	336,660	538,381
Hartford Strategic Income ETF	—	17,963,134	2,683,955	50,678	472,532	15,802,389	442,520	529,747	—
Hartford US Quality Growth ETF	—	26,600,374	—	—	3,671,918	30,272,292	499,914	127,407	—
Hartford US Value ETF	—	28,000,400	—	—	1,117,467	29,117,867	547,563	548,178	—
The Hartford Equity Income Fund, Class F	45,880,480	25,262,140	11,573,772	(469,207)	(458,014)	58,641,627	2,733,875	1,193,301	3,936,835
The Hartford Growth Opportunities Fund, Class F	8,764,460	—	9,668,975	4,340,557	(3,436,042)	—	—	—	—
The Hartford International Growth Fund, Class F	19,898,828	3,679,765	4,976,215	693,016	5,383,764	24,679,158	1,135,718	120,275	—
The Hartford International Opportunities Fund, Class F	42,683,803	721,594	6,866,099	1,199,536	7,109,880	44,848,714	1,987,975	721,594	—

117

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Affiliated Investment Companies	Beginning Value as of November 1, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gains Distribution
Moderately Aggressive Allocation Fund – (continued)
The Hartford Small Company Fund, Class F	$17,643,220	$5,790,241	$9,916,063	$(457,398)	$1,339,100	$14,399,100	578,277	$—	$—
The Hartford Strategic Income Fund, Class F	5,372,848	170,133	5,556,824	470,517	(456,674)	—	—	141,632	—
The Hartford World Bond Fund, Class F	23,050,484	17,530,970	9,768,184	(10,289)	392,681	31,195,662	3,043,479	1,270,080	—
Total	$540,294,132	$205,496,358	$236,618,654	$38,548,076	$28,291,014	$576,010,926	22,489,932	$10,086,070	$13,949,969
10.
Affiliate Holdings:
As of October 31, 2025, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Conservative Allocation Fund	—	—	—	—	—	1%	N/A	—	8%	N/A
Multi-Asset Income Fund	—	—	—	—	—	1%	—	—	—	N/A
Real Asset Fund (Consolidated)	—	—	—	0%*	49%	31%	8%	—	—	N/A
Diversified Opportunities Fund (Consolidated)	N/A	N/A	93%	N/A	N/A	N/A	N/A	N/A	N/A	0%*

*	Percentage rounds to zero.

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Conservative Allocation Fund	—	—	—	—	—	0%*	N/A	—	0%*	N/A
Multi-Asset Income Fund	—	—	—	—	—	0%*	—	—	—	N/A
Real Asset Fund (Consolidated)	—	—	—	0%*	0%*	0%*	0%*	—	—	N/A
Diversified Opportunities Fund (Consolidated)	N/A	N/A	0%*	N/A	N/A	N/A	N/A	N/A	N/A	0%*

*	Percentage rounds to zero.
As of October 31, 2025, the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Fund identified below. The 529 plan owned shares in the Fund listed below as follows:
Fund	Percentage of Fund*
Balanced Income Fund	0%(1)

*	As of October 31, 2025, the 529 plan was invested in Class F shares.
(1)	Percentage rounds to zero.
11.
Significant Shareholder Concentration:
As of October 31, 2025, one shareholder owns greater than 75% of the Diversified Opportunities Fund. The Diversified Opportunities Fund may experience adverse effects when such large shareholder redeems or purchases large amounts of shares of the Diversified Opportunities Fund. Such redemptions may cause the Diversified Opportunities Fund to sell securities at times when it would not otherwise do so, which may negatively impact the Diversified Opportunities Fund’s performance and liquidity. Similarly, large purchases may adversely affect the Diversified Opportunities Fund’s performance to the extent that the Diversified Opportunities Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.

118

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

12.
Investment Transactions:
For the year ended October 31, 2025, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Balanced Income Fund	$8,099,078,041	$9,221,475,545	$2,430,585,790	$2,257,170,569	$10,529,663,831	$11,478,646,114
Checks and Balances Fund	235,619,434	272,476,709	—	—	235,619,434	272,476,709
Conservative Allocation Fund	38,799,016	55,386,979	—	—	38,799,016	55,386,979
Moderate Allocation Fund	123,681,352	146,391,236	—	—	123,681,352	146,391,236
Moderately Aggressive Allocation Fund	205,496,358	236,618,654	—	—	205,496,358	236,618,654
Multi-Asset Income Fund	490,982,467	545,033,588	74,277,450	63,723,478	565,259,917	608,757,066
Real Asset Fund (Consolidated)	47,052,834	62,301,663	40,416,825	47,752,094	87,469,659	110,053,757
Diversified Opportunities Fund (Consolidated)	105,614,077	67,661,639	13,894,084	11,642,521	119,508,161	79,304,160
13.
Capital Share Transactions:
The following information is for the year ended October 31, 2025 and the year or period ended October 31, 2024:
	For the Year Ended October 31, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Balanced Income Fund
Class A
Shares Sold	52,233,746	$764,708,266	50,861,460	$739,128,188
Shares Issued for Reinvested Dividends	20,365,148	295,286,358	10,015,801	145,424,828
Shares Redeemed	(66,534,016)	(974,851,316)	(66,415,293)	(956,785,060)
Net Increase (Decrease)	6,064,878	85,143,308	(5,538,032)	(72,232,044)
Class C
Shares Sold	3,545,796	$50,997,205	4,441,713	$62,756,272
Shares Issued for Reinvested Dividends	4,654,601	66,103,626	2,688,619	38,267,956
Shares Redeemed	(31,757,840)	(455,590,474)	(43,462,206)	(614,735,547)
Net Increase (Decrease)	(23,557,443)	(338,489,643)	(36,331,874)	(513,711,319)
Class I
Shares Sold	31,313,803	$458,384,789	39,225,287	$564,424,394
Shares Issued for Reinvested Dividends	15,485,980	224,585,011	8,781,116	127,427,457
Shares Redeemed	(68,980,382)	(1,011,442,136)	(86,862,902)	(1,247,087,294)
Net Increase (Decrease)	(22,180,599)	(328,472,336)	(38,856,499)	(555,235,443)
Class R3
Shares Sold	1,396,206	$20,503,762	1,655,935	$24,055,178
Shares Issued for Reinvested Dividends	526,586	7,672,854	273,796	3,993,517
Shares Redeemed	(2,637,907)	(38,862,345)	(2,928,302)	(42,679,061)
Net Increase (Decrease)	(715,115)	(10,685,729)	(998,571)	(14,630,366)
Class R4
Shares Sold	612,026	$9,025,892	883,793	$12,794,891
Shares Issued for Reinvested Dividends	257,790	3,757,937	141,314	2,062,408
Shares Redeemed	(1,298,142)	(19,002,803)	(1,553,713)	(22,660,710)
Net Increase (Decrease)	(428,326)	(6,218,974)	(528,606)	(7,803,411)
Class R5
Shares Sold	310,661	$4,606,530	324,802	$4,721,572
Shares Issued for Reinvested Dividends	152,332	2,224,318	84,369	1,232,824
Shares Redeemed	(656,464)	(9,717,404)	(696,804)	(10,058,515)
Net Increase (Decrease)	(193,471)	(2,886,556)	(287,633)	(4,104,119)
Class R6
Shares Sold	4,989,794	$74,397,445	5,441,398	$79,494,144
Shares Issued for Reinvested Dividends	1,095,629	16,130,467	657,429	9,657,563
Shares Redeemed	(5,815,751)	(86,997,614)	(8,855,647)	(131,554,846)
Net Increase (Decrease)	269,672	3,530,298	(2,756,820)	(42,403,139)

119

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	844,338	$12,475,123	405,445	$5,947,429
Shares Issued for Reinvested Dividends	223,560	3,292,998	124,321	1,829,906
Shares Redeemed	(1,316,770)	(19,660,937)	(990,721)	(14,471,854)
Net Increase (Decrease)	(248,872)	(3,892,816)	(460,955)	(6,694,519)
Class F
Shares Sold	19,316,688	$283,325,155	22,965,435	$330,816,942
Shares Issued for Reinvested Dividends	12,073,850	175,219,671	6,628,391	96,271,828
Shares Redeemed	(40,292,776)	(590,772,912)	(43,742,437)	(629,202,208)
Net Increase (Decrease)	(8,902,238)	(132,228,086)	(14,148,611)	(202,113,438)
Total Net Increase (Decrease)	(49,891,514)	$(734,200,534)	(99,907,601)	$(1,418,927,798)
Checks and Balances Fund
Class A
Shares Sold	4,598,196	$46,998,005	4,917,859	$47,719,142
Shares Issued for Reinvested Dividends	5,339,371	54,429,449	5,962,011	56,764,263
Shares Redeemed	(17,017,589)	(174,406,919)	(17,837,195)	(173,787,510)
Net Increase (Decrease)	(7,080,022)	(72,979,465)	(6,957,325)	(69,304,105)
Class C
Shares Sold	329,939	$3,354,190	377,356	$3,630,372
Shares Issued for Reinvested Dividends	168,596	1,704,212	238,759	2,234,310
Shares Redeemed	(1,538,592)	(15,560,266)	(2,144,234)	(20,716,917)
Net Increase (Decrease)	(1,040,057)	(10,501,864)	(1,528,119)	(14,852,235)
Class I
Shares Sold	3,295,710	$34,237,801	4,335,335	$41,330,299
Shares Issued for Reinvested Dividends	432,598	4,419,035	446,217	4,261,980
Shares Redeemed	(3,903,248)	(39,934,166)	(4,665,351)	(45,390,159)
Net Increase (Decrease)	(174,940)	(1,277,330)	116,201	202,120
Class R3
Shares Sold	173,074	$1,775,836	124,906	$1,208,434
Shares Issued for Reinvested Dividends	41,486	420,261	44,516	420,257
Shares Redeemed	(271,747)	(2,769,331)	(158,418)	(1,541,512)
Net Increase (Decrease)	(57,187)	(573,234)	11,004	87,179
Class R4
Shares Sold	28,673	$291,748	28,406	$276,823
Shares Issued for Reinvested Dividends	15,943	161,702	16,757	158,815
Shares Redeemed	(79,089)	(824,688)	(48,225)	(469,961)
Net Increase (Decrease)	(34,473)	(371,238)	(3,062)	(34,323)
Class R5
Shares Sold	14,450	$144,169	20,077	$193,347
Shares Issued for Reinvested Dividends	7,823	78,071	7,546	70,663
Shares Redeemed	(38,781)	(399,723)	(10,630)	(102,500)
Net Increase (Decrease)	(16,508)	(177,483)	16,993	161,510
Class F
Shares Sold	11,113	$115,351	64,683	$616,612
Shares Issued for Reinvested Dividends	8,936	91,215	29,600	280,516
Shares Redeemed	(53,726)	(546,943)	(569,272)	(5,539,517)
Net Increase (Decrease)	(33,677)	(340,377)	(474,989)	(4,642,389)
Total Net Increase (Decrease)	(8,436,864)	$(86,220,991)	(8,819,297)	$(88,382,243)
Conservative Allocation Fund
Class A
Shares Sold	550,022	$6,281,617	540,353	$5,849,670
Issued in Reorganization	—	—	4,125,717	46,960,556
Shares Issued for Reinvested Dividends	294,683	3,277,483	198,363	2,086,779
Shares Redeemed	(2,235,743)	(25,648,282)	(1,487,976)	(16,034,811)
Net Increase (Decrease)	(1,391,038)	(16,089,182)	3,376,457	38,862,194

120

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class C
Shares Sold	38,147	$439,896	42,488	$453,989
Issued in Reorganization	—	—	320,359	3,607,655
Shares Issued for Reinvested Dividends	12,593	139,487	8,359	87,607
Shares Redeemed	(339,201)	(3,830,985)	(208,999)	(2,226,265)
Net Increase (Decrease)	(288,461)	(3,251,602)	162,207	1,922,986
Class I
Shares Sold	341,513	$4,004,052	66,899	$732,672
Issued in Reorganization	—	—	565,205	6,447,859
Shares Issued for Reinvested Dividends	24,074	267,689	5,466	57,500
Shares Redeemed	(137,665)	(1,575,987)	(51,766)	(569,426)
Net Increase (Decrease)	227,922	2,695,754	585,804	6,668,605
Class R3
Shares Sold	16,548	$187,822	22,498	$242,688
Issued in Reorganization	—	—	29,983	340,319
Shares Issued for Reinvested Dividends	3,764	41,870	2,881	30,305
Shares Redeemed	(70,730)	(820,713)	(8,592)	(93,817)
Net Increase (Decrease)	(50,418)	(591,021)	46,770	519,495
Class R4
Shares Sold	20,109	$228,361	11,193	$120,073
Issued in Reorganization	—	—	12,953	146,950
Shares Issued for Reinvested Dividends	1,815	20,116	1,325	13,898
Shares Redeemed	(12,399)	(138,633)	(13,098)	(139,493)
Net Increase (Decrease)	9,525	109,844	12,373	141,428
Class R5
Shares Sold	35,431	$404,645	16,454	$177,920
Issued in Reorganization	—	—	917	10,446
Shares Issued for Reinvested Dividends	3,698	41,046	3,723	39,128
Shares Redeemed	(55,992)	(660,000)	(12,446)	(134,118)
Net Increase (Decrease)	(16,863)	(214,309)	8,648	93,376
Class Y(1)
Shares Sold	411	$5,000	—	$—
Issued in Reorganization	—	—	119,087	1,358,545
Shares Issued for Reinvested Dividends	1,198	13,330	—	—
Shares Redeemed	(100,271)	(1,140,943)	(439)	(5,000)
Net Increase (Decrease)	(98,662)	(1,122,613)	118,648	1,353,545
Class F
Shares Sold	4,584	$52,762	—	$—
Issued in Reorganization	—	—	11,715	133,798
Shares Issued for Reinvested Dividends	909	10,107	420	4,426
Shares Redeemed	(13,926)	(155,522)	(997)	(11,158)
Net Increase (Decrease)	(8,433)	(92,653)	11,138	127,066
Total Net Increase (Decrease)	(1,616,428)	$(18,555,782)	4,322,045	$49,688,695
Moderate Allocation Fund
Class A
Shares Sold	737,463	$9,825,620	981,153	$11,804,897
Shares Issued for Reinvested Dividends	505,187	6,466,390	477,057	5,586,342
Shares Redeemed	(3,154,407)	(42,043,756)	(3,472,660)	(42,207,781)
Net Increase (Decrease)	(1,911,757)	(25,751,746)	(2,014,450)	(24,816,542)
Class C
Shares Sold	74,490	$990,379	75,903	$915,971
Shares Issued for Reinvested Dividends	8,085	103,491	9,138	106,999
Shares Redeemed	(152,813)	(2,032,371)	(281,738)	(3,397,021)
Net Increase (Decrease)	(70,238)	(938,501)	(196,697)	(2,374,051)
Class I
Shares Sold	195,936	$2,635,083	120,803	$1,495,642
Shares Issued for Reinvested Dividends	16,950	217,808	15,213	178,749
Shares Redeemed	(105,099)	(1,394,950)	(185,314)	(2,283,994)
Net Increase (Decrease)	107,787	1,457,941	(49,298)	(609,603)

121

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	137,954	$1,817,303	158,008	$1,900,753
Shares Issued for Reinvested Dividends	15,801	199,101	15,169	174,900
Shares Redeemed	(323,707)	(4,338,747)	(249,126)	(3,078,446)
Net Increase (Decrease)	(169,952)	(2,322,343)	(75,949)	(1,002,793)
Class R4
Shares Sold	44,244	$606,823	36,591	$460,100
Shares Issued for Reinvested Dividends	5,445	69,855	4,647	54,560
Shares Redeemed	(82,191)	(1,096,790)	(30,807)	(374,992)
Net Increase (Decrease)	(32,502)	(420,112)	10,431	139,668
Class R5
Shares Sold	214,632	$2,888,450	160,860	$2,062,242
Shares Issued for Reinvested Dividends	19,071	245,249	15,098	177,704
Shares Redeemed	(211,761)	(2,802,308)	(100,604)	(1,246,451)
Net Increase (Decrease)	21,942	331,391	75,354	993,495
Class F
Shares Sold	19,506	$259,981	24,849	$321,595
Shares Issued for Reinvested Dividends	2,188	28,091	1,211	14,224
Shares Redeemed	(25,386)	(314,489)	(4,111)	(51,405)
Net Increase (Decrease)	(3,692)	(26,417)	21,949	284,414
Total Net Increase (Decrease)	(2,058,412)	$(27,669,787)	(2,228,660)	$(27,385,412)
Moderately Aggressive Allocation Fund
Class A
Shares Sold	1,063,126	$16,317,506	1,112,348	$15,385,552
Shares Issued for Reinvested Dividends	1,028,955	15,358,385	555,942	7,293,959
Shares Redeemed	(4,133,008)	(63,653,365)	(4,712,710)	(65,317,586)
Net Increase (Decrease)	(2,040,927)	(31,977,474)	(3,044,420)	(42,638,075)
Class C
Shares Sold	92,172	$1,405,601	113,994	$1,557,063
Shares Issued for Reinvested Dividends	20,851	312,353	8,285	108,863
Shares Redeemed	(276,585)	(4,210,110)	(472,914)	(6,504,962)
Net Increase (Decrease)	(163,562)	(2,492,156)	(350,635)	(4,839,036)
Class I
Shares Sold	174,452	$2,661,315	301,861	$4,188,613
Shares Issued for Reinvested Dividends	27,734	410,211	14,168	184,325
Shares Redeemed	(193,137)	(2,939,772)	(214,818)	(2,990,177)
Net Increase (Decrease)	9,049	131,754	101,211	1,382,761
Class R3
Shares Sold	70,527	$1,057,191	62,383	$836,783
Shares Issued for Reinvested Dividends	10,975	159,176	6,541	83,396
Shares Redeemed	(133,104)	(1,997,120)	(168,340)	(2,276,938)
Net Increase (Decrease)	(51,602)	(780,753)	(99,416)	(1,356,759)
Class R4
Shares Sold	38,451	$586,897	14,474	$200,212
Shares Issued for Reinvested Dividends	4,681	69,523	2,354	30,745
Shares Redeemed	(79,894)	(1,220,137)	(22,102)	(314,405)
Net Increase (Decrease)	(36,762)	(563,717)	(5,274)	(83,448)
Class R5
Shares Sold	46,033	$708,568	32,046	$444,512
Shares Issued for Reinvested Dividends	10,087	150,609	5,240	68,801
Shares Redeemed	(46,600)	(722,714)	(85,551)	(1,160,340)
Net Increase (Decrease)	9,520	136,463	(48,265)	(647,027)
Class F
Shares Sold	8,628	$132,139	19,930	$277,675
Shares Issued for Reinvested Dividends	2,411	35,671	1,081	14,073
Shares Redeemed	(5,374)	(84,161)	(8,373)	(116,362)
Net Increase (Decrease)	5,665	83,649	12,638	175,386
Total Net Increase (Decrease)	(2,268,619)	$(35,462,234)	(3,434,161)	$(48,006,198)

122

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Multi-Asset Income Fund
Class A
Shares Sold	694,043	$13,439,177	729,572	$13,751,551
Shares Issued for Reinvested Dividends	1,457,528	28,143,691	1,024,960	19,446,445
Shares Redeemed	(3,481,560)	(67,271,806)	(3,748,934)	(70,710,963)
Net Increase (Decrease)	(1,329,989)	(25,688,938)	(1,994,402)	(37,512,967)
Class C
Shares Sold	76,930	$1,511,505	55,421	$1,050,323
Shares Issued for Reinvested Dividends	44,620	867,908	37,190	709,606
Shares Redeemed	(369,506)	(7,222,008)	(528,803)	(10,035,387)
Net Increase (Decrease)	(247,956)	(4,842,595)	(436,192)	(8,275,458)
Class I
Shares Sold	480,085	$9,242,541	435,494	$8,185,593
Shares Issued for Reinvested Dividends	149,175	2,871,947	116,069	2,194,625
Shares Redeemed	(778,467)	(14,981,586)	(1,057,161)	(19,767,588)
Net Increase (Decrease)	(149,207)	(2,867,098)	(505,598)	(9,387,370)
Class R3
Shares Sold	1,648	$32,445	2,558	$49,159
Shares Issued for Reinvested Dividends	1,834	36,144	1,351	26,118
Shares Redeemed	(6,734)	(136,065)	(8,785)	(173,109)
Net Increase (Decrease)	(3,252)	(67,476)	(4,876)	(97,832)
Class R4
Shares Sold	2,495	$49,273	1,942	$37,491
Shares Issued for Reinvested Dividends	1,775	35,054	1,130	21,891
Shares Redeemed	(2,543)	(49,479)	(2,111)	(41,452)
Net Increase (Decrease)	1,727	34,848	961	17,930
Class R5
Shares Sold	265	$5,221	452	$8,680
Shares Issued for Reinvested Dividends	301	5,930	214	4,138
Shares Redeemed	(462)	(9,169)	(941)	(18,565)
Net Increase (Decrease)	104	1,982	(275)	(5,747)
Class R6
Shares Sold	48	$955	55	$1,048
Shares Issued for Reinvested Dividends	620	12,210	485	9,354
Shares Redeemed	(485)	(9,485)	(8,198)	(157,651)
Net Increase (Decrease)	183	3,680	(7,658)	(147,249)
Class Y
Shares Sold	9,090	$180,783	49,993	$956,131
Shares Issued for Reinvested Dividends	8,334	164,346	7,107	137,188
Shares Redeemed	(27,668)	(546,356)	(143,461)	(2,747,784)
Net Increase (Decrease)	(10,244)	(201,227)	(86,361)	(1,654,465)
Class F
Shares Sold	263,061	$5,068,646	311,973	$5,863,436
Shares Issued for Reinvested Dividends	189,163	3,634,669	142,249	2,687,412
Shares Redeemed	(800,041)	(15,427,712)	(769,349)	(14,474,729)
Net Increase (Decrease)	(347,817)	(6,724,397)	(315,127)	(5,923,881)
Total Net Increase (Decrease)	(2,086,451)	$(40,351,221)	(3,349,528)	$(62,987,039)
Real Asset Fund (Consolidated)
Class A
Shares Sold	253,144	$2,235,080	269,908	$2,385,947
Shares Issued for Reinvested Dividends	93,485	766,578	114,539	1,003,367
Shares Redeemed	(532,777)	(4,700,904)	(809,699)	(7,113,934)
Net Increase (Decrease)	(186,148)	(1,699,246)	(425,252)	(3,724,620)
Class C
Shares Sold	8,016	$71,059	2,346	$20,305
Shares Issued for Reinvested Dividends	2,210	17,634	6,472	55,270
Shares Redeemed	(39,577)	(332,459)	(144,143)	(1,227,742)
Net Increase (Decrease)	(29,351)	(243,766)	(135,325)	(1,152,167)

123

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares Sold	220,625	$1,949,106	427,518	$3,712,376
Shares Issued for Reinvested Dividends	55,830	457,808	121,645	1,065,610
Shares Redeemed	(360,936)	(3,152,508)	(2,028,712)	(17,837,120)
Net Increase (Decrease)	(84,481)	(745,594)	(1,479,549)	(13,059,134)
Class R3
Shares Sold	6,442	$57,366	2,724	$24,293
Shares Issued for Reinvested Dividends	591	4,879	620	5,469
Shares Redeemed	(8,109)	(70,737)	(1,637)	(13,883)
Net Increase (Decrease)	(1,076)	(8,492)	1,707	15,879
Class R4
Shares Issued for Reinvested Dividends	102	$840	105	$930
Net Increase (Decrease)	102	840	105	930
Class R5
Shares Sold	2,959	$25,663	1,880	$16,259
Shares Issued for Reinvested Dividends	239	1,937	1,563	13,587
Shares Redeemed	(4,046)	(38,770)	(33,457)	(283,045)
Net Increase (Decrease)	(848)	(11,170)	(30,014)	(253,199)
Class R6
Shares Sold	15,393	$136,618	4,320	$37,806
Shares Issued for Reinvested Dividends	711	5,826	92	805
Shares Redeemed	(5,050)	(45,225)	(1,320)	(11,825)
Net Increase (Decrease)	11,054	97,219	3,092	26,786
Class Y
Shares Sold	168,647	$1,455,206	1,583,854	$13,965,111
Shares Issued for Reinvested Dividends	133,953	1,097,077	209,997	1,839,574
Shares Redeemed	(2,271,816)	(19,709,596)	(3,200,072)	(28,381,542)
Net Increase (Decrease)	(1,969,216)	(17,157,313)	(1,406,221)	(12,576,857)
Class F
Shares Sold	121,673	$1,092,008	397,648	$3,477,212
Shares Issued for Reinvested Dividends	45,112	369,921	84,949	744,150
Shares Redeemed	(476,837)	(4,230,868)	(2,150,970)	(18,949,704)
Net Increase (Decrease)	(310,052)	(2,768,939)	(1,668,373)	(14,728,342)
Total Net Increase (Decrease)	(2,570,016)	$(22,536,461)	(5,139,830)	$(45,450,724)
Diversified Opportunities Fund (Consolidated)
Class I
Shares Sold	—	$—	716	$7,586
Shares Issued for Reinvested Dividends	413	4,811	83	880
Net Increase (Decrease)	413	4,811	799	8,466
Class SDR
Shares Sold	5,010,933	$57,940,677	1,440,186	$16,000,500
Shares Issued for Reinvested Dividends	263,354	3,066,794	50,431	533,627
Net Increase (Decrease)	5,274,287	61,007,471	1,490,617	16,534,127
Total Net Increase (Decrease)	5,274,700	$61,012,282	1,491,416	$16,542,593

(1)	Class Y of the Conservative Allocation Fund commenced operations as of the close of business on October 25, 2024.
14.
Fund Reorganization:
At a meeting held on June 11, 2024, the Board of The Hartford Mutual Funds, Inc. approved an Agreement and Plan of Reorganization (the “Plan”) that provided for the reorganization of the Hartford AARP Balanced Retirement Fund ("Balanced Retirement Fund" or the “Acquired Fund”), a series of The Hartford Mutual Funds, Inc., into the Conservative Allocation Fund (the “Acquiring Fund”), a separate series of The Hartford Mutual Funds, Inc. (the “Reorganization”).

124

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Pursuant to the terms of the Plan, after the close of business on October 25, 2024 (the "Closing Date"), the Acquired Fund transferred all of its assets to the Acquiring Fund, in exchange for shares of the Acquiring Fund, the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund, and the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund.
Prior to the Reorganization, the Acquired Fund engaged in transition management techniques, such as selling portfolio investments, for the purpose of complying with the anticipated investment policies or limitations of the Acquiring Fund after the Reorganization.
After the close of business on October 25, 2024, the consummation of the Reorganization was accomplished by a tax-free exchange of shares of the Balanced Retirement Fund in the following amounts:
Share Class	Net Assets of the Balanced Retirement Fund as of the close of business on October 25, 2024 ("Closing Date")	Shares of the Balanced Retirement Fund as of the Closing Date	Value of Shares Issued by the Conservative Allocation Fund	Shares Issued by the Conservative Allocation Fund	Net Assets of the Conservative Allocation Fund immediately after the Reorganization
Class A	$46,960,556	5,020,182	$46,960,556	4,125,717	$131,715,576
Class C	3,607,655	384,172	3,607,655	320,359	7,815,144
Class I	6,447,859	690,940	6,447,859	565,205	8,923,039
Class R3	340,319	36,341	340,319	29,983	1,925,573
Class R4	146,950	15,798	146,950	12,953	739,618
Class R5	10,446	1,125	10,446	917	1,518,204
Class Y	1,358,545	146,566	1,358,545	119,087	1,358,556
Class F	133,798	14,476	133,798	11,715	294,120
	$59,006,128	6,309,600	$59,006,128	5,185,936	$154,289,830
As of the Closing Date, the Acquired Fund and the Conservative Allocation Fund had investments (excluding cash and cash equivalents) valued at $5,570,910 and $96,617,944 with a cost basis of $5,679,069 and $88,948,712, respectively. For financial reporting purposes, assets received, liabilities assumed and shares issued by the Conservative Allocation Fund were recorded at fair value; however, the cost basis of the investments received by the Conservative Allocation Fund from the Acquired Fund was carried forward to align ongoing reporting of the Conservative Allocation Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The aggregate net assets of the Conservative Allocation Fund immediately after the acquisition were $154,289,830 which included $108,159 of acquired unrealized depreciation.
Assuming the Reorganization had been completed on November 1, 2023, the Conservative Allocation Fund’s pro-forma results of operations for the year ended October 31, 2024 are as follows:
Net investment income	$3,984,873
Net realized and unrealized gain (loss) on investments	19,405,027
Net increase (decrease) in net assets from operations	$23,389,900
Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Conservative Allocation Fund’s Statement of Operations since the Closing Date.
15.
Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated February 27, 2025. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford mutual funds and ETFs) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. As of February 27, 2025, the interest rate on borrowings is equal to the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an applicable margin. The facility also charges a commitment fee. From November 1, 2024 through February 27, 2025, the Funds (together with certain other Hartford mutual funds and ETFs) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the year ended October 31, 2025, none of the Funds had borrowings under these facilities.

125

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

16.
Indemnifications:
Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
17.
Recent Accounting Pronouncement:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU.
18.
Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

126

Report of Independent Registered Public Accounting Firm
To the Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. and Shareholders of The Hartford Balanced Income Fund, The Hartford Checks and Balances Fund, The Hartford Conservative Allocation Fund, Hartford Moderate Allocation Fund, Hartford Moderately Aggressive Allocation Fund, Hartford Multi-Asset Income Fund, Hartford Real Asset Fund, and Hartford Schroders Diversified Opportunities Fund

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Hartford Balanced Income Fund, The Hartford Checks and Balances Fund, The Hartford Conservative Allocation Fund, Hartford Moderate Allocation Fund, Hartford Moderately Aggressive Allocation Fund, Hartford Multi-Asset Income Fund, and Hartford Real Asset Fund (seven of the funds constituting The Hartford Mutual Funds, Inc.) and Hartford Schroders Diversified Opportunities Fund (one of the funds constituting The Hartford Mutual Funds II, Inc.) (hereafter collectively referred to as the "Funds") as of October 31, 2025, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund Name
The Hartford Balanced Income Fund(1)
The Hartford Checks and Balances Fund(1)
The Hartford Conservative Allocation Fund(1)
Hartford Moderate Allocation Fund(1)
Hartford Moderately Aggressive Allocation Fund(1)
Hartford Multi-Asset Income Fund(1)
Hartford Real Asset Fund(2)
Hartford Schroders Diversified Opportunities Fund(2)

(1)
Statement of assets and liabilities, including the schedule of investments, as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the periods indicated therein

(2)
Consolidated statement of assets and liabilities, including the consolidated schedule of investments, as of October 31, 2025, the related consolidated statement of operations for the year ended October 31, 2025, the consolidated statements of changes in net assets for each of the two years in the period ended October 31, 2025, and the consolidated financial highlights for each of the periods indicated therein

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 23, 2025
We have served as the auditor of one or more investment companies in the Hartford Funds group of investment companies since 2020.

127

Hartford Multi-Strategy Funds
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

128

Hartford Multi-Strategy Funds
 Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

129

Hartford Multi-Strategy Funds
 Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by each Company during the period November 1, 2024 through October 31, 2025:
(1) All directors and all members of any advisory board for regular compensation:
        All series of The Hartford Mutual Funds, Inc.: $2,010,688
        All series of The Hartford Mutual Funds II, Inc.: $528,717
(2) Each director and each member of an advisory board for special compensation: Not applicable.
(3) All officers: Except for a portion of the CCO’s compensation, none of the series of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. paid any remuneration to their officers. The aggregate remuneration paid to the CCO is as follows:
        All series of The Hartford Mutual Funds, Inc.: $203,427
        All series of The Hartford Mutual Funds II, Inc.: $53,279
(4) Each person of whom any officer or director of the Fund is an affiliated person: Not applicable.

130

Hartford Multi-Strategy Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

The Hartford Mutual Funds, Inc.
The Hartford Mutual Funds II, Inc.
The Hartford Balanced Income Fund
The Hartford Checks and Balances Fund
The Hartford Conservative Allocation Fund
Hartford Moderate Allocation Fund
Hartford Moderately Aggressive Allocation Fund (formerly The Hartford Growth Allocation Fund)
Hartford Multi-Asset Income Fund
Hartford Real Asset Fund
Hartford Schroders Diversified Opportunities Fund (formerly Hartford Schroders Diversified Growth Fund)
(each, a “Fund” and collectively, the “Funds”)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At their meeting held on September 10-11, 2025, the Boards of Directors (collectively, the “Board”) of The Hartford Mutual Funds, Inc. (“HMF”) and The Hartford Mutual Funds II, Inc. (“HMF II”), including the Independent Directors, unanimously voted to approve (i) the continuation of an investment management agreement by and between Hartford Funds Management Company, LLC (“HFMC”) and each of HMF, on behalf of each of The Hartford Balanced Income Fund, Hartford Multi-Asset Income Fund, Hartford Real Asset Fund, The Hartford Checks and Balances Fund, The Hartford Conservative Allocation Fund, Hartford Moderate Allocation Fund and Hartford Moderately Aggressive Allocation Fund, and HMF II, on behalf of Hartford Schroders Diversified Opportunities Fund (the “Management Agreement”); (ii) with respect to each of The Hartford Balanced Income Fund, Hartford Real Asset Fund, and Hartford Multi-Asset Income Fund (collectively, the “Wellington Sub-Advised Funds”), the continuation of an investment sub-advisory agreement (the “Wellington Sub-Advisory Agreement”) between HFMC and Wellington Management Company LLP (“Wellington”); (iii) with respect to Hartford Schroders Diversified Opportunities Fund (a “Schroders Sub-Advised Fund” and collectively with the Wellington Sub-Advised Funds, the “Sub-Advised Funds”), the continuation of an investment sub-advisory agreement (the “Schroders Sub-Advisory Agreement”) by and between HFMC and the Fund’s sub-adviser, Schroder Investment Management North America Inc. (“SIMNA Inc.”); and (iv) with respect to Hartford Schroders Diversified Opportunities Fund, the continuation of a separate sub-sub-advisory agreement (together with the Schroders Sub-Advisory Agreement and Wellington Sub-Advisory Agreement, the “Sub-Advisory Agreements” and together with the Management Agreement, the “Agreements”) by and between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Ltd.,” and together with SIMNA Inc., and Wellington, the “Sub-advisers” and together with HFMC, the “Advisers”).
In the months preceding the September 10-11, 2025 meeting, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Directors and supporting materials relating to those questions and responses. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Agreements, as applicable, with respect to each Fund, which included information furnished to the Board and its committees at their meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Agreements that was presented at the Board’s meetings held on June 17-18, 2025 and September 10-11, 2025. Information provided to the Board and its committees at their meetings throughout the year included, among other things, reports on Fund performance, legal, compliance and risk management matters, sales and marketing activity, shareholder services, and the other services provided to each Fund by the Advisers and their affiliates. The members of the Board also considered the materials and presentations by Fund officers and representatives of HFMC received at the Board’s meetings on June 17-18, 2025 and September 10-11, 2025 concerning the Agreements, Fund fees and expenses and performance and other investment-related matters.
The Independent Directors engaged service providers to assist them with evaluating the Agreements with respect to each Fund, as applicable. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Board with reports on how each Fund’s contractual management fees, actual management fees, total expense ratios and investment performance compared to those of an appropriate group of investment companies selected by Broadridge. The Independent Directors also engaged an independent consultant (the “Consultant”) to assist them in evaluating each Fund’s fees and expenses.
In determining whether to approve the continuation of the Agreements for a Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the

131

Hartford Multi-Strategy Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements. Throughout the evaluation process, the Board was assisted by counsel for the Funds and the Independent Directors were also separately assisted by independent legal counsel. In connection with their deliberations, the Independent Directors met separately with independent legal counsel and the Consultant on June 11, 2025 and in executive session on several occasions to consider their responsibilities under relevant laws and regulations and to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the continuation of the Agreements. As a result of the discussions that occurred during the June 11, 2025 and June 17-18, 2025 meetings, the Independent Directors presented HFMC and its affiliates with requests for additional information on certain topics. HFMC responded to these requests with additional information in connection with the September 10-11, 2025 meeting. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the continuation of the Agreements is provided below.
Nature, Extent and Quality of Services Provided by the Advisers
The Board requested and considered information concerning the nature, extent and quality of the services provided to each Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. The Board considered each Adviser’s reputation and overall financial strength, as well as each Adviser’s willingness to consider and implement organizational and operational changes designed to enhance services to the funds managed by HFMC and its affiliates (the “Hartford funds”). In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Funds and other Hartford funds.
The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board reviewed information about each Adviser’s compliance policies and procedures and compliance history, and a report from the Funds’ Chief Compliance Officer about each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulators. The Board also noted the Advisers’ support of the Funds’ compliance control structure, as applicable, including the resources devoted by the Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the Funds’ risk management programs, as well as the efforts of the Advisers to address cybersecurity risks. The Board also considered HFMC’s investments in business continuity planning designed to benefit the Funds. The Board also noted HFMC’s commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes to the market, regulatory and control environments in which the Funds and their service providers operate.
With respect to HFMC, the Board noted that, under the Management Agreement, HFMC is responsible for the management of the Funds, including oversight of fund operations and service providers, and the provision of investment advisory and administrative services in connection with selecting, monitoring and supervising each Sub-adviser for the Sub-Advised Funds. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by HFMC that were not delegated to or assumed by a Sub-adviser. The Board noted that HFMC directly manages the investment portfolios for The Hartford Checks and Balances Fund, The Hartford Conservative Allocation Fund, Hartford Moderate Allocation Fund and Hartford Moderately Aggressive Allocation Fund, and (collectively, the “Allocation Funds”), which do not employ a sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and ongoing oversight of the Hartford funds’ portfolio managers. The Board noted that HFMC has demonstrated a record of initiating changes to the portfolio management and/or investment strategies of the Hartford funds when warranted. The Board considered HFMC’s periodic due diligence reviews of each Sub-adviser and ongoing oversight of each Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by each Sub-adviser, and approach to risk management with respect to the Funds. The Board considered HFMC’s oversight of the securities lending program for the Funds that engage in securities lending and noted the income earned by the Funds that participate in such program. The Board also considered HFMC’s day-to-day oversight of each Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s oversight in this regard.
In addition, the Board considered HFMC’s overall strategic plan for, and ongoing commitment to review and re-assess, the Hartford funds product line-up. The Board also considered the expenses that HFMC had incurred, as well as the risks HFMC had assumed, in connection with the launch of new funds and changes to existing Hartford funds in recent years. The Board considered that HFMC is responsible for providing the Funds’ officers.
With respect to each Sub-adviser, which provides certain day-to-day portfolio management services for the applicable Sub-Advised Funds subject to oversight by HFMC, and HFMC, which provides the day-to-day portfolio management services for the Allocation Funds, the Board considered, among other things, each Sub-adviser’s investment personnel, investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. With respect to the Hartford Real Asset Fund, the Board also considered the

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Wellington Sub-adviser’s flexibility in implementing an inflation hedge overlay in the current inflation environment. The Board considered the experience and expertise of each Fund’s portfolio manager(s), and each Sub-adviser’s method for compensating the portfolio manager(s). The Board also considered each Sub-adviser’s succession planning practices to ensure continuity of portfolio management services provided to the Funds and HFMC’s oversight of these practices.
The Board considered the benefits to shareholders of being part of the family of Hartford funds, including, with respect to certain share classes, the right to exchange investments between the same class of shares without a sales charge, the ability to reinvest Fund dividends into other Hartford mutual funds (excluding the Hartford mutual funds that are series of Hartford Series Fund, Inc.), and the ability to combine holdings in a Fund with holdings in certain classes of other Hartford mutual funds  and 529 plans for which HFMC serves as the program manager to obtain a reduced sales charge. The Board considered HFMC’s efforts to provide investors in the Hartford funds with a broad range of investment styles and asset classes and the assumption of entrepreneurial and other risks by HFMC in sponsoring and providing ongoing services to new funds to expand these opportunities for shareholders. In addition, the Board observed that in the marketplace there are a range of investment options available to each Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have chosen to invest in the Fund.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by HFMC and, as applicable, the Sub-advisers.
Performance of each Fund and the Advisers
The Board considered the investment performance of each Fund. In this regard, the Board reviewed the performance of each Fund over different time periods and evaluated HFMC’s analysis of each Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Broadridge comparing the investment performance of each Fund to an appropriate universe of peer funds selected by Broadridge. The Board noted that while it found the comparative data provided by Broadridge generally useful in evaluating a Hartford fund’s investment performance, the Board recognized the limitations of such data, including that notable differences may exist between a Hartford fund and its peers. The Board also noted that, for Hartford Multi-Asset Income Fund, there existed no peer group with a strong correlation to the Fund’s investment strategy. For that Fund, the Board considered supplemental performance evaluation information. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.
The Board considered the detailed investment analytics reports provided by HFMC’s Investment Advisory Group throughout the year, including in connection with the approval of the continuation of the Agreements. These reports included, among other things, information on each Fund’s gross returns and net returns, the Fund’s investment performance compared to one or more appropriate benchmarks and relevant groups or categories of peer funds, various statistics concerning the Fund’s portfolio, a narrative summary of various factors affecting Fund performance, and commentary on the effect of current and recent market conditions. The Board considered the Advisers’ work with the Investment Committee, which assists the Board in evaluating the performance of each Fund at periodic meetings throughout the year and specifically with respect to the approval of the continuation of the Agreements. The Board considered that the Investment Committee, in its evaluation of investment performance at meetings throughout the year, focused particular attention on information indicating less favorable performance of certain Hartford funds for specific time periods and discussed with HFMC’s Investment Advisory Group the reasons for such performance as well as any specific actions that the Advisers had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions. The Board also considered information provided by the Consultant relating to each Fund’s performance track record.
Based on these considerations, the Board concluded that it had continued confidence in HFMC’s overall capabilities to manage the Funds and each Sub-adviser’s overall capabilities to manage the applicable Sub-Advised Funds.
Costs of the Services and Profitability of the Advisers
The Board reviewed information regarding HFMC’s cost to provide investment management and related services to each Fund and HFMC’s profitability, both overall and for each Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to each Fund and all aspects of their relationship with the Fund, including information regarding profitability trends over time and information provided by Broadridge analyzing the profitability of investment managers to other fund complexes. The Board also requested and received information relating to the operations and profitability of the Sub-advisers. The Board considered representations from HFMC, Wellington and SIMNA Inc. that each of Wellington’s and SIMNA Inc.’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees are paid by HFMC and not the Sub-Advised Funds. The Board also considered that SIMNA

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Ltd. is an affiliate of SIMNA Inc. and that SIMNA Ltd.’s sub-sub-advisory fees would be paid by SIMNA Inc., not the Hartford Schroders Diversified Opportunities Fund. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreement and the Sub-Sub-Advisory Agreement.
The Board considered that the Independent Directors’ prior independent consultant had previously reviewed the methodologies and estimates used by HFMC in calculating profitability in connection with the continuation of the Management Agreement, including a description of the methodology used to allocate certain expenses. The Board noted that the prior independent consultant previously reported that such process is reasonable, sound and consistent with common industry practice. The Board noted that HFMC’s process for calculating and reporting Fund profitability is consistent with the process previously reviewed by the prior independent consultant.
Based on these considerations, the Board concluded that the profits realized by HFMC and its affiliates from their relationships with each Fund were not excessive.
Comparison of Fees and Services Provided by the Advisers
The Board considered comparative information with respect to the services rendered to and the management fees to be paid by each Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the applicable Sub-advisers with respect to each applicable Sub-Advised Fund. In this regard, the Board requested and reviewed information from HFMC and the Sub-advisers relating to the management and sub-advisory fees, including the sub-advisory fee schedule(s) for each applicable Sub-Advised Fund and the amount of the management fee retained by HFMC, and total operating expenses for each Fund. The Board also reviewed information from Broadridge comparing each Fund’s contractual management fees, actual management fees and total expense ratios relative to an appropriate group of funds selected by Broadridge. For details regarding each Fund’s fees and expenses, see the Fund-by-Fund synopsis below.
The Board considered the methodology used by Broadridge to select the funds included in the expense groups. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise given, among other differences, the different service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Broadridge assisted the Board in evaluating the reasonableness of each Fund’s fees and total operating expenses. In addition, the Board considered the independent analysis and views of the Consultant regarding each Fund’s fees and total operating expenses in the context of the Fund’s investment performance.
The Board received information regarding fees charged by the Sub-advisers to any other clients with investment strategies similar to those of the Funds, including any institutional separate account clients and registered fund clients for which a Sub-adviser serves as either primary investment adviser or sub-adviser. The Board considered the explanations provided by the Sub-advisers about any differences between a Sub-adviser’s services to the Funds and the services a Sub-adviser provides to other types of clients. In this regard, the Board reviewed information about the generally broader scope of services and compliance, reporting and other legal burdens and risks of managing registered funds compared with those associated with managing assets of non-registered fund clients such as institutional separate accounts.
The Board also considered that the management fees paid by Allocation Funds are for services provided in addition to, and are not duplicative of, services provided under the investment management agreement(s) of the underlying funds in which the Allocation Funds may invest.
Based on these considerations, the Board concluded that each Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters considered, were reasonable in light of the services provided.
Economies of Scale
The Board considered information regarding economies of scale, including the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund. The Board reviewed the breakpoints in the management fee schedule for each Fund, if any, which reduce fee rates as the Fund’s assets grow over time. The Board recognized that a Fund with assets beyond the highest breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower effective management fee rates. The Board also recognized that a fee schedule that reaches a breakpoint at a lower asset level provides shareholders with the benefit of anticipated or potential economies of scale. The Board considered that expense limitations and fee waivers that reduce a Fund’s expenses at all asset levels can have the same effect as breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if the Fund’s assets decline. In addition, the Board considered that initially setting competitive fee rates, pricing a Fund to scale at inception, and making additional investments intended to enhance services available to shareholders are other means of sharing anticipated or potential economies of scale with shareholders. The Board also considered that HFMC has been active in managing

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

expenses of the Hartford funds in recent years, which has resulted in benefits being realized by shareholders. The Board also noted that, for Hartford Real Asset Fund, the Fund’s current low asset levels have kept the Fund from fully realizing the benefits of anticipated or potential economies of scale. The Board considered HFMC’s assessment of the low asset levels for the Hartford Real Asset Fund.
The Board reviewed and evaluated materials from Broadridge showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC and Broadridge the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.
After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale, if any, would be shared for the benefit of each Fund’s shareholders based on currently available information and the effective management fees and total expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor any future growth in each Fund’s assets and the appropriateness of additional management fee breakpoints or other methods to share benefits from economies of scale as part of its future review of the Agreements.
Other Benefits
The Board considered other benefits to the Advisers and their affiliates from their relationships with the Funds.
The Board noted that HFMC receives fees for fund accounting and related services from the Funds, and the Board considered information on the profitability to HFMC from providing such services to the Funds. The Board also considered that each Fund pays a transfer agency fee to Hartford Administrative Services Company (“HASCO”), an affiliate of HFMC, equal to the lesser of: (i) the actual costs incurred by HASCO in connection with the provisions of transfer agency services, including payments made to sub-transfer agents, plus a reasonable target profit margin; or (ii) a specified amount as set forth in the Transfer Agency and Service Agreement by and between HMF, on behalf of its Funds, HMF II, on behalf of its Funds, and HASCO. The Board reviewed information about the profitability to HASCO of the Funds’ transfer agency function. The Board considered information provided by HFMC indicating that the transfer agency fees charged by HASCO to the Funds were fair and reasonable based on available industry data about fees charged by transfer agents to other mutual funds. The Board also noted that HFMC and HASCO had delegated certain fund accounting services and transfer agency services, respectively, to external service providers, subject to oversight.
The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Funds. The Board noted that, as principal underwriter, HFD receives distribution and service fees from the Funds and receives all or a portion of the sales charges on sales or redemptions of certain classes of shares.  The Board considered that HFD has entered into an agreement with Wellington and Wellington Trust Company NA to provide certain marketing support services in connection with certain collective investment trust vehicles managed by Wellington. The Board also considered that HFD has entered into an agreement with SIMNA Inc. and SEI Trust Company to provide certain marketing support services in connection with certain collective investment trust vehicles managed by SIMNA Inc. The Board further considered that Schroder Fund Advisors LLC (“SFA”), a wholly-owned subsidiary of SIMNA Inc., has entered into an additional compensation arrangement with HFMC and HFD. The Board considered that under this arrangement, SFA is involved in the distribution of the Class SDR shares of the Hartford Schroders Diversified Opportunities Fund, and HFMC compensates SFA for such services.
The Board considered the benefits, if any, to the Sub-advisers from any use of a Fund’s brokerage commissions to obtain soft dollar research. The Board also considered that SIMNA Inc. has entered into a solicitation agreement with HFMC pursuant to which HFMC provides certain marketing support services with respect to investment strategy models offered by SIMNA Inc. through its managed account platforms.
Fund-by-Fund Factors
For purposes of evaluating a Fund’s performance, the Board considered the Fund’s performance relative to similarly managed funds and the Fund’s performance relative to its benchmark. In particular, the Board considered the Fund’s performance of its Class A shares (net of all fees and expenses), except for Hartford Schroders Diversified Opportunities Fund, for which the Board considered the Fund’s performance of its Class I shares (net of all fees and expenses) as of March 31, 2025, and compared that performance to the Fund’s peer universe, which includes all funds within the same classification or category, as determined by Broadridge. The Board considered the Fund’s performance relative to its peer universe by evaluating its quintile ranking, with the 1st quintile representing the top performing funds within a peer universe and the 5th quintile representing the lowest performing funds. For purposes of evaluating the Fund’s performance relative to its benchmark, the Board considered the Fund’s performance of its Class I shares (net of all fees and expenses) as of March 31, 2025. The Board considered Fund performance to be “in line with” a Fund’s benchmark where it was 50 basis points above or below the benchmark return. With respect to fees and expenses, the Board considered the Fund’s contractual

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

management fee, actual management fee, and total operating expenses of its Class A shares, except for Hartford Schroders Diversified Opportunities Fund, for which the Board considered the Fund’s total operating expenses of its Class I shares, as compared to the Fund’s expense peer group, which includes a group of similarly sized funds selected by Broadridge.
The Hartford Balanced Income Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile, 4th quintile, and 5th quintile versus its peer universe for the 1-, 3- and 5-year periods, respectively. The Board also noted that the Fund’s performance was above its custom blended benchmark for the 1-year period and below its benchmark for the 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee and actual management fee were in the 3rd quintile of its expense group, while its total expenses were in the 4th quintile.
The Hartford Checks and Balances Fund
•
The Board noted that the Fund’s performance was in the 4th quintile versus its peer universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund’s performance was below its custom blended benchmark for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s actual management fee was in the 1st quintile of its expense group while its total expenses were in the 2nd quintile. The Board further noted that the Fund is not directly charged a management fee by HFMC.
The Hartford Conservative Allocation Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1- and 3-year periods and the 3rd quintile for the 5-year period. The Board also noted that the Fund’s performance was in line with its custom blended benchmark, which included a combination the Fund’s prior custom blended benchmark performance through December 2021 and the current custom blended benchmark performance from January 2022 through March 31, 2025, for the 1-, 3- and 5- year periods.
•
The Board noted that the Fund’s actual management fee was in the 1st quintile of its expense group, while its total expenses were in the 3rd quintile. The Board further noted that the Fund is not directly charged a management fee by HFMC. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
Hartford Moderate Allocation Fund
•
The Board noted that the Fund’s performance was in 1st quintile, 2nd quintile, and 3rd quintile versus its peer universe for the 1-, 3- and 5-year periods, respectively. The Board also noted that the Fund’s performance was in line with its custom blended benchmark, which included a combination the Fund’s prior custom blended benchmark performance through December 2021 and the current custom blended benchmark performance from January 2022 through March 31, 2025, for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee was in the 1st quintile of its expense group, while its actual management fee and total expenses were in the 3rd quintile.
Hartford Moderately Aggressive Allocation Fund
•
The Board noted that the Fund’s performance was in the 1st quintile versus its peer universe for the 1-year period and the 2nd quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was above its custom blended benchmark, which included a combination the Fund’s prior custom blended benchmark performance through December 2021 and the current custom blended benchmark performance from January 2022 through March 31, 2025, for the 1-year period and below its benchmark for the 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee was in the 1st quintile of its expense group, while its actual management fee was in the 3rd quintile and its total expenses were in the 4th quintile.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Hartford Multi-Asset Income Fund
•
The Board noted that the Fund’s performance was in the 5th quintile, 4th quintile, and 5th quintile versus its peer universe for the 1-, 3- and 5-year periods, respectively. The Board also noted that the Fund’s performance was below its custom blended benchmark for the 1-, 3- and 5-year periods. The Board also noted recent changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee was in the 3rd quintile of its expense group, while its actual management fee and total expenses were in the 5th quintile.
Hartford Real Asset Fund
•
The Board noted that the Fund’s performance was in the 5th quintile, 3rd quintile, and 1st quintile versus its peer universe for the 1-, 3- and 5-year periods, respectively. The Board also noted that the Fund’s performance was below its custom blended benchmark, which included a combination the Fund’s prior custom blended benchmark performance through April 2020 and the current custom blended benchmark performance from May 2020 through March 31, 2025, for the 1-year period, in line with its benchmark for the 3-year period and above its benchmark for the 5-year period.
•
The Board noted that the Fund’s contractual management fee was in the 3rd quintile of its expense group, while its actual management fee was in the 2nd quintile and its total expenses were in the 4th quintile. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
Hartford Schroders Diversified Opportunities Fund
•
The Board noted that the Fund’s performance was in the 3rd quintile versus its peer universe for the 1-year period. The Board also noted that the Fund’s performance was below its custom blended benchmark for the 1-year period.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 1st quintile of its expense group. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
 * * * *
Based upon the review of the factors summarized above, among others, the Board concluded that it is in the best interests of each Fund and its shareholders for the Board to approve the continuation of the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

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Index Glossary for Indices Included in the Annual Shareholder Report (Unaudited)

Bloomberg Commodity Index Total Return (reflects no deduction for fees, expenses or taxes) is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg
Commodity Index ("BCOM"). This combines the returns of the BCOM with the returns on cash collateral invested in 13 week (3 Month) US
Treasury Bills.

Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that cover the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through
securities, and asset-backed securities.

Bloomberg US Corporate Index (reflects no deduction for fees, expenses or taxes) is the Corporate component of the US Credit Index within the Bloomberg US Aggregate Bond Index.
Bloomberg US High Yield - 2% Issuer Cap Index (reflects no
deduction for fees, expenses or taxes) is the 2% issuer cap
component of the Bloomberg US High Yield Index, which is an
unmanaged broad-based market value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and non convertible debt registered with the Securities and Exchange Commission.

Bloomberg US TIPS 1-10 Year Index (reflects no deduction for fees, expenses or taxes) represents US Treasury inflation-protected securities having a maturity of at least 1 year and less than 10 years.
ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding
Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

JP Morgan Emerging Markets Bond Index Plus (reflects no
deduction for fees, expenses or taxes) is a market
capitalization-weighted index that tracks returns for actively traded external debt instruments in emerging markets.

MSCI ACWI Commodity Producers Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture the global opportunity set of commodity producers in the energy, metal and agricultural sectors. Constituents are selected from the equity universe of MSCI
ACWI Index, the parent index, which covers mid and large cap securities across developed market and emerging market countries.

MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets (excluding the US) and emerging market countries.

MSCI ACWI Index (Net) (reflects reinvested dividends net of
withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets and emerging markets countries.

MSCI ACWI Infrastructure Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture the global opportunity set of companies that are owners or operators of infrastructure assets.

MSCI World IMI Core Real Estate Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large, mid and small cap stocks across developed countries engaged in the ownership, development and management of specific core property type real estate.

Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
is designed to measure the performance of the 1,000 largest
companies in the Russell 3000 Index. The Russell 3000 Index is
designed to measure the performance of the 3,000 largest US
companies based on total market capitalizations.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000
Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest US companies based on total market capitalization.
S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index composed of 500 widely held common stocks.
Additional Information Regarding Bloomberg Index(es).
“Bloomberg®” and the above referenced Bloomberg index(es) are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by Hartford Funds Management Company, LLC
("HFMC"). The Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or
warranty, express or implied, to the owners of or counterparties to the
Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of Bloomberg to HFMC is the licensing of certain trademarks, trade names and service marks and of the above
referenced Bloomberg index(es), which is determined, composed and calculated by BISL without regard to HFMC or the Funds. Bloomberg has no obligation to take the needs of HFMC or the owners of the
Funds into consideration in determining, composing or calculating the above referenced Bloomberg index(es). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the
Funds' customers, in connection with the administration, marketing or trading of the Funds.

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Index Glossary for Indices Included in the Annual Shareholder Report (Unaudited) – (continued)

BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR
THE COMPLETENESS OF THE ABOVE REFERENCED BLOOMBERG
INDEX(ES) OR ANY DATA RELATED THERETO AND SHALL HAVE NO
LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS
THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY,
EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY
HFMC, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR
ENTITY FROM THE USE OF THE ABOVE REFERENCED
BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO.
BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED
WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF
MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE
OR USE WITH RESPECT TO THE ABOVE REFERENCED
BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO.
WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM
EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND
ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS,
AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY
OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR
DAMAGES --WHETHER DIRECT, INDIRECT, CONSEQUENTIAL,
INCIDENTAL, PUNITIVE OR OTHERWISE --ARISING IN
CONNECTION WITH THE ABOVE REFERENCED BLOOMBERG
INDEX(ES) OR ANY DATA OR VALUES RELATING THERETO
--WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE,
EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

Additional Information Regarding Blended Benchmarks that
Include an MSCI Index. The blended returns are calculated by HFMC and include, among other index provider data, end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt,
MSCI is not the benchmark “administrator” for, or a “contributor”,
“submitter” or “supervised contributor” to, the blended returns, and the
MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI
Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Additional Information Regarding MSCI Indices.
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computing or creating the MSCI data makes any express or implied
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expressly disclaim all warranties of originality, accuracy,
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no event shall MSCI, any of its affiliates or any third party involved in
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data is permitted without MSCI’s express written consent.

139

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFAR-MS25 12/25 Printed in the U.S.A.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics is filed herewith.
(a)(2)	Not applicable.
(a)(3)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.
(a)(5)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: January 2, 2026	By:	/s/ Gregory A. Frost
Gregory A. Frost
Chief Executive Officer and President (principal executive officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: January 2, 2026	By:	/s/ Gregory A. Frost
Gregory A. Frost
Chief Executive Officer and President (principal executive officer)

Date: January 2, 2026	By:	/s/ Ankit Puri
Ankit Puri
Treasurer (principal financial officer)